UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Extended Market Index Fund Fidelity® Extended Market Index Fund : FSMAX

This semi-annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 2	0.03%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$41,905,374,965
Number of Holdings	3,569
Portfolio Turnover	11%
What did the Fund invest in?
(as of August 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Industrials	17.9
Information Technology	16.7
Health Care	12.4
Consumer Discretionary	11.0
Real Estate	5.9
Materials	5.1
Energy	4.4
Communication Services	3.9
Consumer Staples	2.9
Utilities	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Marvell Technology Inc	1.0
Palantir Technologies Inc Class A	1.0
CRH PLC	0.9
Workday Inc Class A	0.9
Apollo Global Management Inc	0.8
Trade Desk Inc (The) Class A	0.8
Cheniere Energy Inc	0.7
DoorDash Inc Class A	0.7
Ferguson Enterprises Inc	0.6
Snowflake Inc Class A	0.5
7.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914533.100    2365-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Total Market Index Fund Fidelity® Total Market Index Fund : FSKAX

This semi-annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 1	0.01%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$98,694,179,979
Number of Holdings	3,840
Portfolio Turnover	3%
What did the Fund invest in?
(as of August 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.4
Financials	13.9
Health Care	12.2
Consumer Discretionary	9.8
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.6
Energy	3.6
Real Estate	2.8
Materials	2.6
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.2
Microsoft Corp	5.8
NVIDIA Corp	5.5
Amazon.com Inc	3.0
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.7
Alphabet Inc Class C	1.5
Eli Lilly & Co	1.5
Broadcom Inc	1.4
30.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914532.100    2361-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity Flex® 500 Index Fund Fidelity Flex® 500 Index Fund : FDFIX

This semi-annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,150,835,164
Number of Holdings	507
Portfolio Turnover	2%
What did the Fund invest in?
(as of August 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	13.3
Health Care	12.1
Consumer Discretionary	9.6
Communication Services	8.7
Industrials	8.4
Consumer Staples	6.0
Energy	3.5
Utilities	2.4
Real Estate	2.3
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.9
Microsoft Corp	6.5
NVIDIA Corp	6.2
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.4
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.9
Alphabet Inc Class C	1.7
Eli Lilly & Co	1.7
Broadcom Inc	1.6
34.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914575.100    2926-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® 500 Index Fund Fidelity® 500 Index Fund : FXAIX

This semi-annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 1	0.02%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$585,632,427,298
Number of Holdings	507
Portfolio Turnover	3%
What did the Fund invest in?
(as of August 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.0
Financials	13.3
Health Care	12.2
Consumer Discretionary	9.7
Communication Services	8.7
Industrials	8.4
Consumer Staples	6.0
Energy	3.5
Utilities	2.4
Real Estate	2.4
Materials	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	7.0
Microsoft Corp	6.5
NVIDIA Corp	6.3
Amazon.com Inc	3.4
Meta Platforms Inc Class A	2.4
Alphabet Inc Class A	2.0
Berkshire Hathaway Inc Class B	1.9
Alphabet Inc Class C	1.7
Eli Lilly & Co	1.7
Broadcom Inc	1.6
34.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914559.100    2328-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® International Index Fund Fidelity® International Index Fund : FSPSX

This semi-annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 2	0.04%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$54,665,898,945
Number of Holdings	748
Portfolio Turnover	4%
What did the Fund invest in?
(as of August 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	20.1
Industrials	16.8
Health Care	13.8
Consumer Discretionary	10.7
Information Technology	8.6
Consumer Staples	8.6
Materials	6.1
Communication Services	4.0
Energy	3.7
Utilities	3.1
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Novo Nordisk A/S Series B	2.6
ASML Holding NV	2.0
Nestle SA	1.6
Astrazeneca PLC	1.5
Novartis AG	1.4
Roche Holding AG	1.3
SAP SE	1.3
Shell PLC	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.2
Toyota Motor Corp	1.1
15.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914534.100    2363-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Total Market Index Fund Fidelity® Series Total Market Index Fund : FCFMX

This semi-annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$73,607,561,878
Number of Holdings	3,964
Portfolio Turnover	9%
What did the Fund invest in?
(as of August 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	29.4
Financials	13.9
Health Care	12.2
Consumer Discretionary	9.8
Industrials	9.6
Communication Services	8.1
Consumer Staples	5.6
Energy	3.6
Real Estate	2.8
Materials	2.6
Utilities	2.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	6.2
Microsoft Corp	5.8
NVIDIA Corp	5.5
Amazon.com Inc	3.0
Meta Platforms Inc Class A	2.2
Alphabet Inc Class A	1.8
Berkshire Hathaway Inc Class B	1.7
Alphabet Inc Class C	1.5
Eli Lilly & Co	1.5
Broadcom Inc	1.4
30.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914561.100    1015-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® 500 Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® 500 Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	88,373,396	1,758,631
Verizon Communications, Inc.	51,879,719	2,167,535
		3,926,166
Entertainment - 1.2%
Electronic Arts, Inc.	2,998,566	455,242
Live Nation Entertainment, Inc. (a)(b)	1,755,618	171,471
Netflix, Inc. (a)	5,310,922	3,724,815
Take-Two Interactive Software, Inc. (a)	1,957,156	316,492
The Walt Disney Co.	22,469,287	2,030,774
Warner Bros Discovery, Inc. (a)	27,482,379	215,462
		6,914,256
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A	72,398,350	11,828,442
Class C	60,230,079	9,944,588
Match Group, Inc. (a)(b)	3,274,412	121,841
Meta Platforms, Inc. Class A	27,009,916	14,080,539
		35,975,410
Media - 0.5%
Charter Communications, Inc. Class A (a)(b)	1,207,129	419,526
Comcast Corp. Class A	48,242,894	1,908,971
Fox Corp.:
Class A	2,839,278	117,461
Class B	1,636,429	62,888
Interpublic Group of Companies, Inc.	4,651,850	151,697
News Corp.:
Class A	4,654,835	131,871
Class B	1,428,387	42,037
Omnicom Group, Inc. (b)	2,413,681	242,406
Paramount Global Class B	6,093,133	63,795
		3,140,652
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	6,355,046	1,262,875
TOTAL COMMUNICATION SERVICES		51,219,359
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 0.1%
Aptiv PLC (a)(b)	3,353,205	239,855
BorgWarner, Inc.	2,808,124	95,673
		335,528
Automobiles - 1.5%
Ford Motor Co.	48,332,919	540,845
General Motors Co.	14,062,489	700,031
Tesla, Inc. (a)(b)	34,197,386	7,322,002
		8,562,878
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	112,871,714	20,147,601
eBay, Inc.	6,236,521	368,578
Etsy, Inc. (a)(b)	1,441,224	79,397
		20,595,576
Distributors - 0.1%
Genuine Parts Co.	1,716,892	245,962
LKQ Corp.	3,288,063	136,751
Pool Corp.	472,414	166,110
		548,823
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	5,441,558	638,349
Booking Holdings, Inc.	418,168	1,634,715
Caesars Entertainment, Inc. (a)(b)	2,667,376	100,400
Carnival Corp. (a)(b)	12,449,476	205,416
Chipotle Mexican Grill, Inc. (a)	16,926,757	949,253
Darden Restaurants, Inc.	1,471,120	232,658
Domino's Pizza, Inc.	429,902	178,070
Expedia Group, Inc. Class A (a)	1,564,639	217,626
Hilton Worldwide Holdings, Inc. (b)	3,081,852	676,898
Las Vegas Sands Corp.	4,499,503	175,436
Marriott International, Inc. Class A (b)	2,957,080	693,997
McDonald's Corp.	8,882,519	2,564,028
MGM Resorts International (a)	3,092,940	116,264
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,288,016	94,603
Royal Caribbean Cruises Ltd. (b)	2,918,117	480,380
Starbucks Corp. (b)	13,960,707	1,320,264
Wynn Resorts Ltd.	1,163,848	89,477
Yum! Brands, Inc.	3,471,155	468,328
		10,836,162
Household Durables - 0.4%
D.R. Horton, Inc.	3,652,945	689,530
Garmin Ltd.	1,893,918	347,136
Lennar Corp. Class A	3,017,994	549,456
Mohawk Industries, Inc. (a)	653,314	101,355
NVR, Inc. (a)	38,602	354,075
PulteGroup, Inc.	2,592,506	341,303
		2,382,855
Leisure Products - 0.0%
Hasbro, Inc.	1,612,914	109,936
Specialty Retail - 1.9%
AutoZone, Inc. (a)(b)	213,262	678,489
Bath & Body Works, Inc.	2,756,720	84,797
Best Buy Co., Inc.	2,373,245	238,274
CarMax, Inc. (a)(b)	1,939,837	164,013
Lowe's Companies, Inc.	7,052,355	1,752,510
O'Reilly Automotive, Inc. (a)	725,878	820,220
Ross Stores, Inc.	4,132,706	622,427
The Home Depot, Inc.	12,214,611	4,501,084
TJX Companies, Inc.	13,958,277	1,636,887
Tractor Supply Co.	1,328,773	355,513
Ulta Beauty, Inc. (a)	590,805	208,460
		11,062,674
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	316,362	303,483
lululemon athletica, Inc. (a)	1,412,225	366,430
NIKE, Inc. Class B	14,931,464	1,244,090
Ralph Lauren Corp. Class A	481,220	82,414
Tapestry, Inc.	2,832,006	116,027
		2,112,444
TOTAL CONSUMER DISCRETIONARY		56,546,876
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	2,206,377	100,589
Constellation Brands, Inc. Class A (sub. vtg.) (b)	1,984,326	477,647
Keurig Dr. Pepper, Inc.	12,864,874	470,983
Molson Coors Beverage Co. Class B	2,241,146	120,955
Monster Beverage Corp. (a)	8,742,081	412,014
PepsiCo, Inc.	16,944,460	2,929,358
The Coca-Cola Co.	47,786,609	3,463,096
		7,974,642
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	5,466,256	4,877,978
Dollar General Corp.	2,707,479	224,640
Dollar Tree, Inc. (a)(b)	2,554,157	215,801
Kroger Co.	8,250,290	438,998
Sysco Corp.	6,137,691	478,556
Target Corp.	5,702,014	875,943
Walgreens Boots Alliance, Inc. (b)	8,825,503	81,636
Walmart, Inc.	52,649,263	4,066,103
		11,259,655
Food Products - 0.8%
Archer Daniels Midland Co.	6,094,013	371,674
Bunge Global SA (b)	1,745,184	176,927
Campbell Soup Co. (b)	2,424,938	120,568
Conagra Brands, Inc.	5,892,246	183,838
General Mills, Inc. (b)	6,958,131	503,003
Hormel Foods Corp.	3,577,660	116,453
Kellanova	3,244,614	261,548
Lamb Weston Holdings, Inc.	1,779,651	110,196
McCormick & Co., Inc. (non-vtg.)	3,102,808	248,318
Mondelez International, Inc.	16,532,466	1,187,196
The Hershey Co. (b)	1,819,388	351,251
The J.M. Smucker Co.	1,308,644	150,075
The Kraft Heinz Co.	9,728,193	344,670
Tyson Foods, Inc. Class A	3,525,213	226,706
		4,352,423
Household Products - 1.2%
Church & Dwight Co., Inc. (b)	3,013,791	307,045
Colgate-Palmolive Co.	10,112,067	1,076,935
Kimberly-Clark Corp.	4,149,980	600,336
Procter & Gamble Co.	29,089,039	4,989,934
The Clorox Co.	1,530,634	242,315
		7,216,565
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	2,872,031	263,250
Kenvue, Inc.	23,600,387	518,028
		781,278
Tobacco - 0.6%
Altria Group, Inc.	21,169,995	1,138,311
Philip Morris International, Inc.	19,160,157	2,362,256
		3,500,567
TOTAL CONSUMER STAPLES		35,085,130
ENERGY - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	12,300,478	432,608
Halliburton Co.	10,911,488	339,238
Schlumberger Ltd.	17,616,811	774,964
		1,546,810
Oil, Gas & Consumable Fuels - 3.2%
APA Corp. (b)	4,437,767	126,432
Chevron Corp. (b)	21,124,810	3,125,416
ConocoPhillips Co.	14,414,695	1,640,248
Coterra Energy, Inc.	9,172,834	223,175
Devon Energy Corp.	7,789,488	348,813
Diamondback Energy, Inc. (b)	2,198,115	428,874
EOG Resources, Inc. (b)	7,083,406	912,484
EQT Corp. (b)	7,315,539	245,144
Exxon Mobil Corp.	55,289,764	6,520,875
Hess Corp.	3,406,446	470,294
Kinder Morgan, Inc. (b)	23,798,182	513,327
Marathon Oil Corp.	6,951,869	199,171
Marathon Petroleum Corp.	4,342,523	769,148
Occidental Petroleum Corp.	8,298,836	472,868
ONEOK, Inc.	7,193,535	664,395
Phillips 66 Co.	5,225,275	733,158
Targa Resources Corp.	2,732,700	401,434
The Williams Companies, Inc.	15,021,326	687,526
Valero Energy Corp.	4,030,276	591,362
		19,074,144
TOTAL ENERGY		20,620,954
FINANCIALS - 13.3%
Banks - 3.4%
Bank of America Corp.	83,856,956	3,417,171
Citigroup, Inc.	23,509,493	1,472,635
Citizens Financial Group, Inc.	5,608,236	241,435
Fifth Third Bancorp (b)	8,430,958	359,918
Huntington Bancshares, Inc.	17,862,340	267,399
JPMorgan Chase & Co.	35,393,755	7,956,516
KeyCorp	11,620,975	198,254
M&T Bank Corp.	2,056,500	353,944
PNC Financial Services Group, Inc. (b)	4,904,255	907,729
Regions Financial Corp.	11,287,764	264,359
Truist Financial Corp. (b)	16,492,202	733,243
U.S. Bancorp	19,232,884	908,369
Wells Fargo & Co.	42,969,381	2,512,420
		19,593,392
Capital Markets - 3.0%
Ameriprise Financial, Inc. (b)	1,224,194	550,202
Bank of New York Mellon Corp. (b)	9,216,937	628,779
BlackRock, Inc.	1,721,628	1,552,581
Blackstone, Inc.	8,808,125	1,253,925
Cboe Global Markets, Inc.	1,296,038	266,206
Charles Schwab Corp.	18,400,424	1,197,868
CME Group, Inc.	4,437,820	957,415
FactSet Research Systems, Inc.	469,788	198,645
Franklin Resources, Inc.	3,695,874	74,804
Goldman Sachs Group, Inc.	3,974,407	2,027,941
Intercontinental Exchange, Inc.	7,069,524	1,142,082
Invesco Ltd.	5,544,179	94,750
KKR & Co., Inc. Class A (b)	8,203,026	1,015,289
MarketAxess Holdings, Inc.	467,089	113,218
Moody's Corp.	1,935,493	944,017
Morgan Stanley	15,423,400	1,598,018
MSCI, Inc. (b)	976,448	566,916
NASDAQ, Inc.	5,100,317	367,631
Northern Trust Corp.	2,521,643	229,999
Raymond James Financial, Inc. (b)	2,299,254	274,922
S&P Global, Inc.	3,945,283	2,024,877
State Street Corp.	3,713,073	323,409
T. Rowe Price Group, Inc.	2,752,216	291,845
		17,695,339
Consumer Finance - 0.5%
American Express Co.	7,003,765	1,811,524
Capital One Financial Corp.	4,709,457	691,961
Discover Financial Services	3,088,671	428,430
Synchrony Financial (b)	4,949,108	248,742
		3,180,657
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	22,312,998	10,619,202
Corpay, Inc. (a)	866,076	273,290
Fidelity National Information Services, Inc.	6,855,869	565,266
Fiserv, Inc. (a)	7,211,477	1,259,124
Global Payments, Inc.	3,145,984	349,236
Jack Henry & Associates, Inc.	898,508	155,469
MasterCard, Inc. Class A	10,118,934	4,890,886
PayPal Holdings, Inc. (a)	12,892,683	933,817
Visa, Inc. Class A	19,401,672	5,362,040
		24,408,330
Insurance - 2.2%
AFLAC, Inc.	6,373,107	703,336
Allstate Corp.	3,252,791	614,582
American International Group, Inc.	8,179,784	630,252
Aon PLC	2,679,872	921,126
Arch Capital Group Ltd. (a)	4,609,233	521,258
Arthur J. Gallagher & Co.	2,693,044	787,904
Assurant, Inc.	640,733	125,808
Brown & Brown, Inc.	2,918,080	306,778
Chubb Ltd.	5,004,768	1,422,255
Cincinnati Financial Corp.	1,929,613	264,415
Everest Re Group Ltd.	535,629	210,095
Globe Life, Inc.	1,034,895	108,716
Hartford Financial Services Group, Inc.	3,645,229	423,211
Loews Corp.	2,237,651	183,353
Marsh & McLennan Companies, Inc.	6,072,906	1,381,647
MetLife, Inc.	7,362,328	570,433
Principal Financial Group, Inc.	2,657,733	216,393
Progressive Corp.	7,218,820	1,820,586
Prudential Financial, Inc.	4,424,718	536,099
The Travelers Companies, Inc.	2,822,369	643,698
W.R. Berkley Corp.	3,734,046	222,923
Willis Towers Watson PLC	1,260,078	368,081
		12,982,949
TOTAL FINANCIALS		77,860,667
HEALTH CARE - 12.2%
Biotechnology - 2.0%
AbbVie, Inc.	21,764,600	4,272,609
Amgen, Inc.	6,611,645	2,207,165
Biogen, Inc. (a)	1,794,503	367,442
Gilead Sciences, Inc.	15,355,334	1,213,071
Incyte Corp. (a)	1,959,553	128,664
Moderna, Inc. (a)	4,109,439	318,071
Regeneron Pharmaceuticals, Inc. (a)	1,307,292	1,548,736
Vertex Pharmaceuticals, Inc. (a)	3,180,544	1,577,200
		11,632,958
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories (b)	21,441,262	2,428,652
Align Technology, Inc. (a)	862,910	204,700
Baxter International, Inc.	6,280,638	238,287
Becton, Dickinson & Co.	3,562,044	863,475
Boston Scientific Corp. (a)	18,120,198	1,482,051
DexCom, Inc. (a)	4,901,516	339,871
Edwards Lifesciences Corp. (a)	7,427,137	519,603
GE Healthcare Technologies, Inc. (b)	5,232,177	443,793
Hologic, Inc. (a)	2,876,414	233,680
IDEXX Laboratories, Inc. (a)	1,017,897	489,944
Insulet Corp. (a)	863,253	175,042
Intuitive Surgical, Inc. (a)	4,371,807	2,153,683
Medtronic PLC	16,365,629	1,449,667
ResMed, Inc.	1,810,652	443,646
Solventum Corp. (b)	1,702,948	109,176
STERIS PLC	1,217,898	293,635
Stryker Corp. (b)	4,178,789	1,506,119
Teleflex, Inc.	580,555	142,335
The Cooper Companies, Inc.	2,449,693	259,006
Zimmer Biomet Holdings, Inc.	2,535,631	292,764
		14,069,129
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	3,002,001	338,386
Cencora, Inc. (b)	2,040,370	488,811
Centene Corp. (a)	6,577,392	518,496
Cigna Group	3,501,257	1,266,790
CVS Health Corp.	15,472,673	885,656
DaVita, Inc. (a)(b)	637,743	96,248
Elevance Health, Inc.	2,864,588	1,595,260
HCA Holdings, Inc.	2,388,817	944,992
Henry Schein, Inc. (a)	1,578,255	111,346
Humana, Inc.	1,485,194	526,457
Labcorp Holdings, Inc.	1,038,935	238,841
McKesson Corp.	1,602,098	898,905
Molina Healthcare, Inc. (a)(b)	722,253	252,637
Quest Diagnostics, Inc.	1,369,228	214,928
UnitedHealth Group, Inc.	11,343,889	6,695,163
Universal Health Services, Inc. Class B	735,543	175,037
		15,247,953
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	3,611,943	516,219
Bio-Rad Laboratories, Inc. Class A (a)(b)	251,408	84,805
Bio-Techne Corp.	1,942,268	143,708
Charles River Laboratories International, Inc. (a)	634,897	125,551
Danaher Corp.	8,124,886	2,188,113
IQVIA Holdings, Inc. (a)	2,245,641	564,891
Mettler-Toledo International, Inc. (a)	263,228	378,806
Revvity, Inc. (b)	1,520,842	186,364
Thermo Fisher Scientific, Inc.	4,704,710	2,893,726
Waters Corp. (a)(b)	731,127	253,226
West Pharmaceutical Services, Inc. (b)	897,801	281,577
		7,616,986
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	24,984,323	1,247,967
Catalent, Inc. (a)	2,230,615	135,978
Eli Lilly & Co. (b)	9,839,668	9,446,278
Johnson & Johnson	29,662,694	4,919,854
Merck & Co., Inc.	31,217,229	3,697,681
Pfizer, Inc. (b)	69,841,644	2,026,106
Viatris, Inc.	14,675,316	177,278
Zoetis, Inc. Class A	5,623,907	1,031,931
		22,683,073
TOTAL HEALTH CARE		71,250,099
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)(b)	874,334	319,106
General Dynamics Corp.	2,802,199	838,866
General Electric Co. (b)	13,491,202	2,355,834
Howmet Aerospace, Inc.	4,779,369	461,974
Huntington Ingalls Industries, Inc.	486,019	137,432
L3Harris Technologies, Inc.	2,337,833	553,295
Lockheed Martin Corp.	2,631,974	1,495,224
Northrop Grumman Corp.	1,714,560	897,075
RTX Corp.	16,386,370	2,021,095
Textron, Inc.	2,350,408	214,357
The Boeing Co. (a)(b)	7,112,244	1,235,681
TransDigm Group, Inc.	689,691	947,091
		11,477,030
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,443,220	149,388
Expeditors International of Washington, Inc. (b)	1,740,958	214,852
FedEx Corp.	2,790,346	833,672
United Parcel Service, Inc. Class B	8,989,960	1,155,659
		2,353,571
Building Products - 0.5%
A.O. Smith Corp. (b)	1,488,677	124,632
Allegion PLC	1,077,728	149,632
Builders FirstSource, Inc. (a)	1,504,369	261,760
Carrier Global Corp.	10,327,761	751,654
Johnson Controls International PLC	8,303,161	604,885
Masco Corp.	2,714,562	215,971
Trane Technologies PLC	2,789,824	1,008,968
		3,117,502
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,062,965	855,814
Copart, Inc. (a)	10,783,631	571,101
Republic Services, Inc.	2,523,038	525,322
Rollins, Inc.	3,461,582	173,702
Veralto Corp.	2,707,761	304,434
Waste Management, Inc.	4,498,502	953,862
		3,384,235
Construction & Engineering - 0.1%
Quanta Services, Inc. (b)	1,804,253	496,404
Electrical Equipment - 0.7%
AMETEK, Inc.	2,852,900	487,989
Eaton Corp. PLC	4,927,597	1,512,427
Emerson Electric Co.	7,051,219	743,128
GE Vernova LLC	3,378,153	679,009
Generac Holdings, Inc. (a)(b)	747,081	116,941
Hubbell, Inc.	661,689	264,623
Rockwell Automation, Inc. (b)	1,405,102	382,230
		4,186,347
Ground Transportation - 1.0%
CSX Corp.	24,094,743	825,727
J.B. Hunt Transport Services, Inc.	1,004,822	174,035
Norfolk Southern Corp.	2,784,424	713,258
Old Dominion Freight Lines, Inc.	2,196,016	423,392
Uber Technologies, Inc. (a)(b)	25,753,659	1,883,365
Union Pacific Corp.	7,519,849	1,925,758
		5,945,535
Industrial Conglomerates - 0.4%
3M Co.	6,820,261	918,621
Honeywell International, Inc.	8,025,969	1,668,679
		2,587,300
Machinery - 1.6%
Caterpillar, Inc.	6,027,655	2,146,448
Cummins, Inc.	1,685,833	527,413
Deere & Co.	3,190,650	1,230,761
Dover Corp.	1,693,852	315,107
Fortive Corp.	4,338,813	322,808
IDEX Corp.	932,959	192,637
Illinois Tool Works, Inc. (b)	3,346,818	847,347
Ingersoll Rand, Inc.	4,972,355	454,722
Nordson Corp.	669,659	171,808
Otis Worldwide Corp.	4,983,338	471,872
PACCAR, Inc.	6,460,163	621,338
Parker Hannifin Corp.	1,584,288	950,890
Pentair PLC	2,046,296	181,486
Snap-On, Inc. (b)	649,773	184,367
Stanley Black & Decker, Inc.	1,896,587	194,135
Westinghouse Air Brake Tech Co.	2,173,975	368,641
Xylem, Inc.	2,988,197	410,967
		9,592,747
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)(b)	8,086,385	85,877
Delta Air Lines, Inc.	7,953,557	337,947
Southwest Airlines Co.	7,376,054	213,315
United Airlines Holdings, Inc. (a)	4,052,555	178,475
		815,614
Professional Services - 0.7%
Automatic Data Processing, Inc.	5,044,577	1,391,849
Broadridge Financial Solutions, Inc.	1,456,590	310,050
Dayforce, Inc. (a)(b)	1,946,150	111,261
Equifax, Inc.	1,523,523	467,920
Jacobs Solutions, Inc.	1,543,273	232,849
Leidos Holdings, Inc.	1,666,515	264,159
Paychex, Inc. (b)	3,948,566	518,052
Paycom Software, Inc.	592,535	96,453
Verisk Analytics, Inc.	1,758,489	479,751
		3,872,344
Trading Companies & Distributors - 0.3%
Fastenal Co. (b)	7,056,728	481,833
United Rentals, Inc. (b)	820,732	608,376
W.W. Grainger, Inc.	538,959	530,831
		1,621,040
TOTAL INDUSTRIALS		49,449,669
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	3,128,421	1,105,521
Cisco Systems, Inc.	49,906,864	2,522,293
F5, Inc. (a)	722,393	146,754
Juniper Networks, Inc.	4,005,546	155,736
Motorola Solutions, Inc.	2,055,675	908,691
		4,838,995
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	14,805,088	998,603
CDW Corp.	1,656,473	373,767
Corning, Inc.	9,502,159	397,665
Jabil, Inc.	1,486,379	162,431
Keysight Technologies, Inc. (a)	2,151,423	331,577
TE Connectivity Ltd.	3,774,297	579,732
Teledyne Technologies, Inc. (a)	584,485	252,965
Trimble, Inc. (a)	3,009,916	170,632
Zebra Technologies Corp. Class A (a)	633,746	218,883
		3,486,255
IT Services - 1.1%
Accenture PLC Class A	7,749,184	2,649,833
Akamai Technologies, Inc. (a)	1,877,335	191,188
Cognizant Technology Solutions Corp. Class A	6,128,038	476,578
EPAM Systems, Inc. (a)	714,540	143,451
Gartner, Inc. (a)	956,800	470,707
GoDaddy, Inc. Class A (a)	1,737,120	290,811
IBM Corp.	11,321,927	2,288,501
VeriSign, Inc. (a)	1,068,004	196,406
		6,707,475
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc. (a)	19,921,323	2,959,512
Analog Devices, Inc.	6,112,144	1,435,376
Applied Materials, Inc.	10,240,935	2,020,127
Broadcom, Inc.	53,690,323	8,741,858
Enphase Energy, Inc. (a)	1,676,997	202,984
First Solar, Inc. (a)(b)	1,319,297	299,969
Intel Corp.	52,468,192	1,156,399
KLA Corp.	1,659,459	1,359,810
Lam Research Corp.	1,611,403	1,322,978
Microchip Technology, Inc. (b)	6,660,362	547,215
Micron Technology, Inc.	13,648,484	1,313,530
Monolithic Power Systems, Inc. (b)	599,890	560,705
NVIDIA Corp.	303,178,399	36,190,405
NXP Semiconductors NV	3,151,346	807,879
ON Semiconductor Corp. (a)	5,302,677	412,919
Qorvo, Inc. (a)	1,189,975	137,906
Qualcomm, Inc.	13,779,525	2,415,551
Skyworks Solutions, Inc. (b)	1,977,533	216,718
Teradyne, Inc.	1,924,105	263,083
Texas Instruments, Inc. (b)	11,221,833	2,405,288
		64,770,212
Software - 10.1%
Adobe, Inc. (a)	5,521,670	3,171,702
ANSYS, Inc. (a)	1,075,985	345,843
Autodesk, Inc. (a)	2,636,537	681,281
Cadence Design Systems, Inc. (a)	3,354,095	902,017
Crowdstrike Holdings, Inc. Class A (a)	2,843,044	788,319
Fair Isaac Corp. (a)	304,567	526,983
Fortinet, Inc. (a)	7,814,995	599,488
Gen Digital, Inc.	6,791,278	179,697
Intuit, Inc.	3,450,785	2,174,892
Microsoft Corp.	91,604,339	38,211,834
Oracle Corp.	19,648,002	2,776,066
Palo Alto Networks, Inc. (a)	3,982,258	1,444,445
PTC, Inc. (a)(b)	1,475,866	264,313
Roper Technologies, Inc. (b)	1,319,345	731,458
Salesforce, Inc.	11,970,820	3,027,420
ServiceNow, Inc. (a)	2,526,657	2,160,292
Synopsys, Inc. (a)(b)	1,880,129	976,877
Tyler Technologies, Inc. (a)	523,264	307,611
		59,270,538
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	177,655,269	40,683,055
Hewlett Packard Enterprise Co.	16,022,693	310,360
HP, Inc.	10,637,153	384,852
NetApp, Inc. (b)	2,543,633	307,067
Seagate Technology Holdings PLC (b)	2,406,980	239,615
Super Micro Computer, Inc. (a)(b)	620,683	271,673
Western Digital Corp. (a)	4,024,468	263,965
		42,460,587
TOTAL INFORMATION TECHNOLOGY		181,534,062
MATERIALS - 2.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc. (b)	2,739,958	764,037
Albemarle Corp.	1,448,537	130,730
Celanese Corp.	1,238,468	161,744
CF Industries Holdings, Inc. (b)	2,252,816	187,186
Corteva, Inc.	8,590,327	492,226
Dow, Inc.	8,667,063	464,381
DuPont de Nemours, Inc.	5,153,180	434,155
Eastman Chemical Co.	1,450,046	148,441
Ecolab, Inc.	3,132,529	793,094
FMC Corp.	1,538,409	99,350
International Flavors & Fragrances, Inc.	3,147,238	327,281
Linde PLC	5,924,901	2,833,584
LyondellBasell Industries NV Class A	3,170,545	312,933
PPG Industries, Inc.	2,900,845	376,327
Sherwin-Williams Co.	2,875,031	1,061,950
The Mosaic Co.	3,961,240	113,173
		8,700,592
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	759,722	405,813
Vulcan Materials Co.	1,630,026	399,699
		805,512
Containers & Packaging - 0.2%
Amcor PLC	17,814,135	203,794
Avery Dennison Corp.	992,832	220,260
Ball Corp.	3,825,463	244,103
International Paper Co.	4,280,915	207,282
Packaging Corp. of America	1,098,717	230,225
Smurfit Westrock PLC	6,399,722	303,475
		1,409,139
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	17,704,967	783,976
Newmont Corp.	14,212,633	758,812
Nucor Corp. (b)	2,955,103	448,910
Steel Dynamics, Inc. (b)	1,820,494	217,567
		2,209,265
TOTAL MATERIALS		13,124,508
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	1,939,922	231,956
American Tower Corp.	5,755,540	1,289,586
AvalonBay Communities, Inc.	1,750,084	395,046
BXP, Inc.	1,780,925	133,961
Camden Property Trust (SBI)	1,313,068	164,396
Crown Castle, Inc.	5,355,557	599,929
Digital Realty Trust, Inc.	3,999,535	606,370
Equinix, Inc.	1,169,732	975,978
Equity Residential (SBI)	4,250,520	318,279
Essex Property Trust, Inc.	791,389	238,833
Extra Space Storage, Inc.	2,609,540	461,889
Federal Realty Investment Trust (SBI)	920,144	105,817
Healthpeak Properties, Inc.	8,674,281	193,263
Host Hotels & Resorts, Inc.	8,689,829	153,810
Invitation Homes, Inc.	7,096,659	261,441
Iron Mountain, Inc.	3,612,907	409,198
Kimco Realty Corp.	8,225,560	191,327
Mid-America Apartment Communities, Inc.	1,439,902	233,797
Prologis, Inc.	11,411,172	1,458,576
Public Storage Operating Co.	1,949,252	669,997
Realty Income Corp.	10,732,403	666,590
Regency Centers Corp.	2,026,899	147,335
SBA Communications Corp. Class A	1,324,251	300,155
Simon Property Group, Inc.	4,017,207	672,280
UDR, Inc.	3,734,075	166,204
Ventas, Inc.	4,988,909	309,861
VICI Properties, Inc.	12,857,348	430,464
Welltower, Inc.	7,369,406	889,340
Weyerhaeuser Co.	8,985,266	273,961
		12,949,639
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	3,717,312	428,011
CoStar Group, Inc. (a)(b)	5,032,873	389,041
		817,052
TOTAL REAL ESTATE		13,766,691
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp. (b)	3,159,924	184,129
American Electric Power Co., Inc.	6,496,846	651,504
Constellation Energy Corp. (b)	3,885,321	764,243
Duke Energy Corp.	9,512,169	1,083,912
Edison International	4,742,158	412,710
Entergy Corp. (b)	2,631,895	317,643
Evergy, Inc.	2,833,908	167,597
Eversource Energy (b)	4,341,608	293,189
Exelon Corp.	12,325,411	469,475
FirstEnergy Corp.	6,384,031	280,387
NextEra Energy, Inc.	25,322,442	2,038,710
NRG Energy, Inc.	2,569,496	218,433
PG&E Corp.	26,339,162	518,881
Pinnacle West Capital Corp.	1,399,616	122,494
PPL Corp.	9,092,821	290,152
Southern Co. (b)	13,476,657	1,164,383
Xcel Energy, Inc.	6,848,329	419,323
		9,397,165
Gas Utilities - 0.0%
Atmos Energy Corp.	1,859,582	243,122
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	8,759,136	150,044
Vistra Corp.	4,025,546	343,902
		493,946
Multi-Utilities - 0.6%
Ameren Corp.	3,286,764	271,191
CenterPoint Energy, Inc.	7,884,732	215,253
CMS Energy Corp. (b)	3,680,763	249,777
Consolidated Edison, Inc. (b)	4,262,470	432,896
Dominion Energy, Inc.	10,331,063	577,506
DTE Energy Co.	2,550,542	318,869
NiSource, Inc.	5,525,443	182,671
Public Service Enterprise Group, Inc.	6,138,897	495,716
Sempra (b)	7,799,846	640,991
WEC Energy Group, Inc.	3,892,576	362,126
		3,746,996
Water Utilities - 0.1%
American Water Works Co., Inc.	2,401,243	343,666
TOTAL UTILITIES		14,224,895
TOTAL COMMON STOCKS (Cost $281,509,658)		584,682,910

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $36,128)	36,540	36,140

Money Market Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	291,642,662	291,701
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	781,262,611	781,341
TOTAL MONEY MARKET FUNDS (Cost $1,073,035)		1,073,042

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $282,618,821)	585,792,092
NET OTHER ASSETS (LIABILITIES) - 0.0%	(159,665)
NET ASSETS - 100.0%	585,632,427

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,300	Sep 2024	934,065	38,925	38,925

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,140,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,542,482	8,324,554	9,575,350	16,892	15	-	291,701	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	1,275,095	6,315,130	6,808,884	1,514	-	-	781,341	3.3%
Total	2,817,577	14,639,684	16,384,234	18,406	15	-	1,073,042

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	51,219,359	51,219,359	-	-
Consumer Discretionary	56,546,876	56,546,876	-	-
Consumer Staples	35,085,130	35,085,130	-	-
Energy	20,620,954	20,620,954	-	-
Financials	77,860,667	77,860,667	-	-
Health Care	71,250,099	71,250,099	-	-
Industrials	49,449,669	49,449,669	-	-
Information Technology	181,534,062	181,534,062	-	-
Materials	13,124,508	13,124,508	-	-
Real Estate	13,766,691	13,766,691	-	-
Utilities	14,224,895	14,224,895	-	-

U.S. Government and Government Agency Obligations	36,140	-	36,140	-

Money Market Funds	1,073,042	1,073,042	-	-
Total Investments in Securities:	585,792,092	585,755,952	36,140	-
Derivative Instruments: Assets
Futures Contracts	38,925	38,925	-	-
Total Assets	38,925	38,925	-	-
Total Derivative Instruments:	38,925	38,925	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	38,925	0
Total Equity Risk	38,925	0
Total Value of Derivatives	38,925	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited) Amounts in thousands (except per-share amount)
Assets
Investment in securities, at value (including securities loaned of $763,009) - See accompanying schedule:
Unaffiliated issuers (cost $281,545,786)	$584,719,050
Fidelity Central Funds (cost $1,073,035)	1,073,042

Total Investment in Securities (cost $282,618,821)		$585,792,092
Segregated cash with brokers for derivative instruments		8,571
Cash		80
Receivable for fund shares sold		462,639
Dividends receivable		674,156
Distributions receivable from Fidelity Central Funds		2,800
Receivable for daily variation margin on futures contracts		8,322
Other receivables		6,517
Total assets		586,955,177
Liabilities
Payable for investments purchased	$252,599
Payable for fund shares redeemed	276,063
Accrued management fee	7,074
Other payables and accrued expenses	5,878
Collateral on securities loaned	781,136
Total liabilities		1,322,750
Net Assets		$585,632,427
Net Assets consist of:
Paid in capital		$278,841,612
Total accumulated earnings (loss)		306,790,815
Net Assets		$585,632,427
Net Asset Value, offering price and redemption price per share ($585,632,427 ÷ 2,979,721 shares)		$196.54
Statement of Operations
Six months ended August 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Dividends		$3,701,202
Interest		1,928
Income from Fidelity Central Funds (including $1,514 from security lending)		18,406
Total income		3,721,536
Expenses
Management fee	$39,779
Independent trustees' fees and expenses	1,110
Total expenses before reductions	40,889
Expense reductions	(427)
Total expenses after reductions		40,462
Net Investment income (loss)		3,681,074
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(554,558)
Redemptions in-kind	8,504,231
Fidelity Central Funds	15
Futures contracts	192,580
Total net realized gain (loss)		8,142,268
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	48,694,008
Futures contracts	(89,633)
Total change in net unrealized appreciation (depreciation)		48,604,375
Net gain (loss)		56,746,643
Net increase (decrease) in net assets resulting from operations		$60,427,717
Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,681,074	$6,859,279
Net realized gain (loss)	8,142,268	1,136,336
Change in net unrealized appreciation (depreciation)	48,604,375	107,943,572
Net increase (decrease) in net assets resulting from operations	60,427,717	115,939,187
Distributions to shareholders	(3,465,064)	(6,611,696)

Share transactions
Proceeds from sales of shares	64,582,536	104,461,739
Reinvestment of distributions	3,231,689	6,165,006
Cost of shares redeemed	(54,586,962)	(69,556,496)

Net increase (decrease) in net assets resulting from share transactions	13,227,263	41,070,249
Total increase (decrease) in net assets	70,189,916	150,397,740

Net Assets
Beginning of period	515,442,511	365,044,771
End of period	$585,632,427	$515,442,511

Other Information
Shares
Sold	349,218	672,411
Issued in reinvestment of distributions	17,261	40,426
Redeemed	(294,774)	(449,490)
Net increase (decrease)	71,705	263,347

Financial Highlights
Fidelity® 500 Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$177.25	$138.03	$152.07	$132.41	$102.76	$97.10
Income from Investment Operations
Net investment income (loss) B,C	1.25	2.48	2.30	2.08	1.95	2.05
Net realized and unrealized gain (loss)	19.22	39.14	(14.08)	19.60	29.78	5.92
Total from investment operations	20.47	41.62	(11.78)	21.68	31.73	7.97
Distributions from net investment income	(1.18)	(2.40)	(2.26)	(2.02)	(2.08)	(2.19)
Distributions from net realized gain	-	-	-	-	-	(.12)
Total distributions	(1.18)	(2.40)	(2.26)	(2.02)	(2.08)	(2.31)
Net asset value, end of period	$196.54	$177.25	$138.03	$152.07	$132.41	$102.76
Total Return D,E	11.58%	30.45%	(7.71)%	16.37%	31.29%	8.18%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02 % H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.01% H	.01%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.35% H	1.61%	1.65%	1.36%	1.69%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$585,632	$515,443	$365,045	$381,009	$292,312	$219,404
Portfolio turnover rate I	3 % H,J	2% J	3% J	2% J	7% J	4% J

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$5,332

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$315,171,416
Gross unrealized depreciation	(14,949,465)
Net unrealized appreciation (depreciation)	$300,221,951
Tax cost	$285,609,066

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(979,156)
Long-term	(1,905,818)
Total capital loss carryforward	$(2,884,974)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	32,420,869	7,597,584

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	56,624	8,504,231	10,436,004

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	17,066	2,236,023	2,789,829
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity 500 Index Fund	Borrower	145,075	5.58%	180

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity 500 Index Fund	164	-A	14

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $427.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.

Other Contractual Arrangements. The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements terminate on April 30, 2025 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.925892.113
U5I-U5A-SANN-1024
Fidelity® Total Market Index Fund
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total Market Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	34,590	1,226,907
AST SpaceMobile, Inc. Class A, (a)(b)	251,981	7,317,528
AT&T, Inc.	12,992,230	258,545,377
ATN International, Inc.	19,898	532,470
Bandwidth, Inc. Class A, (a)	41,113	705,499
Cogent Communications Group, Inc.	75,232	5,264,735
Consolidated Communications Holdings, Inc. (a)	135,854	620,853
Frontier Communications Parent, Inc. (a)	407,209	11,727,619
GCI Liberty, Inc. Class A (Escrow) (c)(i)	149,409	1
Globalstar, Inc. (a)(b)	1,315,057	1,643,821
IDT Corp. Class B	36,449	1,398,184
Iridium Communications, Inc.	225,802	5,825,692
Liberty Global Ltd.:
Class A	174,198	3,370,731
Class C (b)	465,296	9,152,372
Liberty Latin America Ltd.:
Class A (a)	54,376	514,941
Class C (a)	240,728	2,279,694
Lumen Technologies, Inc. (a)	1,836,400	9,641,100
Shenandoah Telecommunications Co.	90,168	1,363,340
Verizon Communications, Inc.	7,624,897	318,568,197
		639,699,061
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	665,958	3,209,918
Atlanta Braves Holdings, Inc.:
Class A (a)	23,978	1,093,397
Class C, (a)	65,552	2,810,870
Cinemark Holdings, Inc. (a)	191,580	5,245,460
Cineverse Corp. (a)(b)	8,643	6,937
CuriosityStream, Inc. Class A	37,463	57,693
Dolphin Entertainment, Inc. (a)	7,242	5,135
Electronic Arts, Inc.	439,563	66,734,455
Endeavor Group Holdings, Inc. (b)	337,471	9,273,703
Eventbrite, Inc. (a)	152,386	484,587
Gaia, Inc. Class A (a)	15,964	75,989
Golden Matrix Group, Inc. (a)(b)	43,527	112,735
Kartoon Studios, Inc. (a)	55,845	51,936
Liberty Media Corp. Liberty Formula One:
Class A	46,421	3,278,251
Class C	394,048	30,755,446
Liberty Media Corp. Liberty Live:
Class C	98,301	3,968,411
Series A	22,266	881,734
Lions Gate Entertainment Corp.:
Class A (a)(b)	251,061	1,950,744
Class B (a)	83,583	578,394
Live Nation Entertainment, Inc. (a)	257,596	25,159,401
LiveOne, Inc. (a)	139,378	242,518
Madison Square Garden Entertainment Corp. Class A (a)	74,539	3,147,037
Madison Square Garden Sports Corp. (a)	30,093	6,290,942
Marcus Corp.	48,772	690,124
Mega Matrix Corp. (a)(b)	39,920	79,441
Motorsport Games, Inc. Class A (a)	314	374
Netflix, Inc. (a)	780,749	547,578,311
Playstudios, Inc. Class A (a)	162,260	246,635
Playtika Holding Corp.	125,243	948,090
PodcastOne, Inc.	5,883	9,236
Reading International, Inc.:
Class A (a)	27,289	49,120
Class B (a)	8,525	80,988
Reservoir Media, Inc. (a)	62,357	483,890
Roblox Corp. Class A (a)	909,612	40,013,832
Roku, Inc. Class A (a)	230,196	15,600,383
Skillz, Inc. (a)(b)	25,526	150,603
Sphere Entertainment Co. Class A (a)(b)	47,228	2,200,825
Take-Two Interactive Software, Inc. (a)	287,380	46,472,220
The Walt Disney Co.	3,303,475	298,568,071
TKO Group Holdings, Inc.	107,115	12,664,206
Vivid Seats, Inc. Class A (a)(b)	117,765	547,607
Warner Bros Discovery, Inc. (a)	4,044,903	31,712,040
Warner Music Group Corp. Class A	257,232	7,359,408
		1,170,871,097
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A	10,641,795	1,738,656,467
Class C	8,856,697	1,462,329,242
Angi, Inc. Class A, (a)	150,695	406,877
Bumble, Inc. Class A (a)	176,096	1,181,604
BuzzFeed, Inc. (a)(b)	30,194	78,202
CarGurus, Inc. Class A (a)	147,067	4,262,002
Cars.com, Inc. (a)	109,776	1,958,404
DHI Group, Inc. (a)	71,417	138,549
EverQuote, Inc. Class A (a)	38,148	942,256
fuboTV, Inc. (a)	515,179	865,501
Getty Images Holdings, Inc. (a)(b)	76,952	292,418
Grindr, Inc. (a)(b)	38,082	458,126
IAC, Inc. Class A (a)	126,171	6,659,305
Izea Worldwide, Inc. (a)	19,053	41,917
Match Group, Inc. (a)	481,719	17,924,764
MediaAlpha, Inc. Class A (a)	44,850	798,330
Meta Platforms, Inc. Class A	3,970,803	2,070,019,312
Nextdoor Holdings, Inc. Class A (a)(b)	280,419	701,048
Outbrain, Inc. (a)	60,755	309,851
Paltalk, Inc. (a)	7,590	24,364
Pinterest, Inc. Class A (a)	1,082,876	34,695,347
PSQ Holdings, Inc. Class A (a)(b)	25,299	68,054
QuinStreet, Inc. (a)	93,218	1,781,396
Reddit, Inc. Class A	55,187	3,312,876
Rumble, Inc. (a)(b)	136,913	787,250
Shutterstock, Inc.	42,427	1,522,281
Snap, Inc. Class A (a)	1,857,266	17,346,864
Society Pass, Inc. (a)(b)	288	291
Super League Enterprise, Inc. (a)	3,151	3,592
System1, Inc. (a)	36,693	45,499
The Arena Group Holdings, Inc. (a)(b)	23,034	21,882
Travelzoo, Inc. (a)	13,745	165,902
TripAdvisor, Inc. Class A (a)	198,856	2,885,401
TrueCar, Inc. (a)	147,331	441,993
Trump Media & Technology Group (a)(b)	90,666	1,767,987
Vimeo, Inc. Class A (a)	283,538	1,516,928
Yelp, Inc. Class A (a)	123,300	4,306,869
Zedge, Inc. (a)	19,995	71,582
Ziff Davis, Inc. (a)	81,893	4,002,111
ZipRecruiter, Inc. (a)	136,102	1,299,774
Zoominfo Technologies, Inc. (a)	521,223	5,154,895
		5,389,247,313
Media - 0.6%
Advantage Solutions, Inc. Class A (a)(b)	179,565	694,917
Altice U.S.A., Inc. Class A (a)	417,072	767,412
AMC Networks, Inc. Class A (a)(b)	53,420	526,187
Boston Omaha Corp. (a)	34,204	488,775
Cable One, Inc.	8,360	2,948,739
Cardlytics, Inc. (a)(b)	83,044	324,702
Cbdmd, Inc. (a)(b)	1,124	611
Charter Communications, Inc. Class A (a)	177,532	61,699,471
Clear Channel Outdoor Holdings, Inc. (a)	635,436	953,154
Comcast Corp. Class A	7,095,338	280,762,525
comScore, Inc. (a)	7,269	52,119
Creative Realities, Inc. (a)	2,944	13,572
Cumulus Media, Inc. (a)	27,719	46,014
DallasNews Corp.	3,909	16,222
Direct Digital Holdings, Inc. (a)(b)	5,555	16,693
E.W. Scripps Co. Class A (a)	105,121	207,088
EchoStar Corp. Class A (a)	216,427	4,012,557
Emerald Holding, Inc.	38,281	212,460
Entravision Communication Corp. Class A	123,477	256,832
Fluent, Inc. (a)	12,366	35,119
Fox Corp.:
Class A	524,131	21,683,299
Class B	124,514	4,785,073
Gannett Co., Inc. (a)	273,083	1,444,609
Gray Television, Inc.	147,467	752,082
Gray Television, Inc. Class A	673	5,263
Harte-Hanks, Inc. (a)	11,130	83,809
Ibotta, Inc. (b)	12,231	699,491
iHeartMedia, Inc. (a)	178,104	277,842
Innovid Corp. (a)	174,874	320,019
Integral Ad Science Holding Corp. (a)	117,142	1,362,361
Interpublic Group of Companies, Inc.	685,621	22,358,101
John Wiley & Sons, Inc. Class A	77,840	3,760,450
Lee Enterprises, Inc. (a)	8,394	75,042
Lendway, Inc. (a)	2,977	13,516
Liberty Broadband Corp.:
Class A (a)	33,265	2,037,481
Class C (a)	200,411	12,501,638
Liberty Media Corp. Liberty SiriusXM:
Class A	72,834	1,734,178
Class C	328,728	7,833,588
Magnite, Inc. (a)	218,460	3,012,563
Marchex, Inc. Class B (a)	35,256	69,454
Mediaco Holding, Inc. Class A (a)(b)	49,603	166,170
National CineMedia, Inc. (a)	175,178	1,206,976
News Corp.:
Class A	693,373	19,643,257
Class B	201,376	5,926,496
Nexstar Media Group, Inc.	56,894	9,722,047
Omnicom Group, Inc.	353,961	35,548,303
Paramount Global:
Class A (b)	89,852	1,992,019
Class B	770,311	8,065,156
PubMatic, Inc. Class A (a)	74,158	1,156,865
Saga Communications, Inc. Class A	9,125	134,320
Scholastic Corp.	49,307	1,571,907
Sinclair, Inc. Class A	67,354	937,568
Sirius XM Holdings, Inc. (b)	1,186,211	3,902,634
SPAR Group, Inc. (a)	19,980	28,971
Stagwell, Inc. (a)	193,559	1,391,689
TechTarget, Inc. (a)	46,242	1,232,349
TEGNA, Inc.	309,135	4,290,794
The New York Times Co. Class A	295,706	16,243,131
The Trade Desk, Inc. Class A (a)	806,465	84,299,786
Thryv Holdings, Inc. (a)	56,747	1,033,930
Townsquare Media, Inc.	23,713	250,646
Urban One, Inc.:
Class A (a)	10,957	23,338
Class D (non-vtg.) (a)	38,665	53,358
WideOpenWest, Inc. (a)	89,773	495,547
		638,162,285
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	109,171	870,093
KORE Group Holdings, Inc. (a)	14,583	36,020
NII Holdings, Inc. (a)(c)	149,032	1
Spok Holdings, Inc.	36,459	542,145
SurgePays, Inc. (a)(b)	20,921	34,310
T-Mobile U.S., Inc.	933,082	185,422,055
Telephone & Data Systems, Inc.	176,815	4,176,370
U.S. Cellular Corp. (a)	25,464	1,416,308
		192,497,302
TOTAL COMMUNICATION SERVICES		8,030,477,058
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.2%
Adient PLC (a)	163,047	3,688,123
American Axle & Manufacturing Holdings, Inc. (a)	209,558	1,347,458
Aptiv PLC (a)	491,569	35,161,931
Autoliv, Inc.	130,469	13,369,158
BorgWarner, Inc.	412,651	14,059,020
Cooper-Standard Holding, Inc. (a)	31,054	479,784
Dana, Inc.	227,660	2,570,281
Dorman Products, Inc. (a)	51,365	5,825,818
Fox Factory Holding Corp. (a)	76,023	3,077,411
Garrett Motion, Inc. (a)	243,900	2,036,565
Gentex Corp.	422,338	13,231,850
Gentherm, Inc. (a)	58,458	2,954,467
Holley, Inc. (a)	85,243	275,335
LCI Industries	45,857	5,403,789
Lear Corp.	103,072	12,023,349
Luminar Technologies, Inc. Class A (a)(b)	495,890	505,808
Mobileye Global, Inc. Class A (a)(b)	136,791	1,953,375
Modine Manufacturing Co. (a)	95,651	11,626,379
Motorcar Parts of America, Inc. (a)	32,727	216,980
Patrick Industries, Inc.	37,474	4,842,390
Phinia, Inc.	83,725	4,015,451
QuantumScape Corp. Class A (a)(b)	683,337	3,970,188
Solid Power, Inc. (a)	228,562	326,844
Standard Motor Products, Inc.	34,150	1,103,387
Stoneridge, Inc. (a)	49,388	708,224
Strattec Security Corp. (a)	5,968	211,685
Superior Industries International, Inc. (a)	42,024	142,041
Sypris Solutions, Inc. (a)(b)	11,882	19,130
The Goodyear Tire & Rubber Co. (a)	510,456	4,502,222
Visteon Corp. (a)	50,227	5,084,479
Worksport Ltd. (a)(b)	29,425	17,629
XPEL, Inc. (a)	37,920	1,641,557
		156,392,108
Automobiles - 1.3%
AYRO, Inc. (a)(b)	4,270	3,609
Canoo, Inc. (a)(b)	93,793	142,565
Envirotech Vehicles, Inc. (a)	23,834	44,331
Faraday Future Intelligent Electric, Inc. (a)(b)	1,808	9,085
Ford Motor Co.	7,101,832	79,469,500
General Motors Co.	2,066,249	102,857,875
Harley-Davidson, Inc.	223,647	8,373,344
Lucid Group, Inc. Class A (a)(b)	1,620,687	6,515,162
Mullen Automotive, Inc. (a)(b)	6,818	1,466
Rivian Automotive, Inc. Class A (a)(b)	1,283,011	18,128,945
Tesla, Inc. (a)	5,027,515	1,076,441,237
Thor Industries, Inc.	95,992	10,296,102
Winnebago Industries, Inc.	53,362	3,183,577
Workhorse Group, Inc. (a)(b)	20,484	13,929
		1,305,480,727
Broadline Retail - 3.1%
1stDibs.com, Inc. (a)	41,967	206,058
Amazon.com, Inc. (a)	16,593,848	2,962,001,868
Big Lots, Inc. (a)	49,110	26,819
ContextLogic, Inc. Class A (a)	35,429	191,317
Dillard's, Inc. Class A	6,134	2,079,242
eBay, Inc.	917,342	54,214,912
Etsy, Inc. (a)	212,191	11,689,602
Groupon, Inc. (a)(b)	45,960	637,465
Kohl's Corp.	199,505	3,868,402
Macy's, Inc.	503,574	7,840,647
Nordstrom, Inc.	177,375	3,962,558
Ollie's Bargain Outlet Holdings, Inc. (a)	111,164	9,955,848
Qurate Retail, Inc.:
Class B (a)	633	2,507
Series A (a)	617,451	370,532
Savers Value Village, Inc. (a)(b)	41,400	366,390
		3,057,414,167
Distributors - 0.1%
A-Mark Precious Metals, Inc. (b)	30,959	1,206,472
Amcon Distributing Co.	263	37,722
Cheetah Net Supply Chain Service, Inc. (b)	5,004	1,180
Educational Development Corp. (a)	5,163	10,223
Genuine Parts Co.	252,939	36,236,041
LKQ Corp.	484,440	20,147,860
Pool Corp.	69,434	24,414,383
Weyco Group, Inc.	12,612	420,989
		82,474,870
Diversified Consumer Services - 0.1%
ADT, Inc.	487,469	3,553,649
Adtalem Global Education, Inc. (a)	69,984	5,298,489
Allurion Technologies, Inc. (b)	61,525	40,557
American Public Education, Inc. (a)	33,401	558,465
Bright Horizons Family Solutions, Inc. (a)	104,164	14,657,958
Carriage Services, Inc.	23,781	788,340
Chegg, Inc. (a)	192,654	416,133
Coursera, Inc. (a)	187,291	1,517,057
Duolingo, Inc. Class A (a)	67,082	14,259,621
European Wax Center, Inc. Class A (a)(b)	61,949	427,448
Frontdoor, Inc. (a)	139,086	6,687,255
Graham Holdings Co. Class B	6,373	5,067,746
Grand Canyon Education, Inc. (a)	53,054	7,693,361
H&R Block, Inc.	252,626	15,993,752
Laureate Education, Inc.	245,699	3,788,679
Lincoln Educational Services Corp. (a)	49,884	621,056
Mister Car Wash, Inc. (a)(b)	168,820	1,099,018
Nerdy, Inc. Class A (a)(b)	112,936	121,971
OneSpaWorld Holdings Ltd.	177,715	2,820,337
Perdoceo Education Corp.	118,021	2,648,391
Regis Corp. (a)	1,991	41,811
Service Corp. International	262,057	20,511,201
Strategic Education, Inc.	41,233	3,978,985
Stride, Inc. (a)	71,512	5,888,298
The Beachbody Co., Inc. (a)(b)	4,655	31,095
Udemy, Inc. (a)	156,379	1,324,530
Universal Technical Institute, Inc. (a)	71,765	1,252,299
Wag! Group Co. (a)(b)	16,732	13,846
WW International, Inc. (a)(b)	139,925	109,421
Xwell, Inc. (a)(b)	7,012	13,323
		121,224,092
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	101,078	1,178,569
Airbnb, Inc. Class A (a)	799,674	93,809,757
Allied Esports Entertainment, Inc. (a)	25,037	31,797
Aramark	474,483	17,380,312
Ark Restaurants Corp.	154	1,934
Bally's Corp. (a)(b)	51,559	886,815
Biglari Holdings, Inc. Class B (a)	1,837	328,805
BJ's Restaurants, Inc. (a)	42,500	1,301,775
Bloomin' Brands, Inc.	157,016	2,747,780
Booking Holdings, Inc.	61,465	240,280,822
Bowlero Corp. Class A (b)	68,698	759,113
Boyd Gaming Corp.	120,487	7,231,630
Brinker International, Inc. (a)	79,660	5,697,283
BurgerFi International, Inc. (a)	21,228	3,273
Caesars Entertainment, Inc. (a)	391,023	14,718,106
Canterbury Park Holding Co.	5,012	100,240
Carnival Corp. (a)	1,826,046	30,129,759
Cava Group, Inc. (a)	26,690	3,043,728
Century Casinos, Inc. (a)	42,831	105,364
Chipotle Mexican Grill, Inc. (a)	2,487,756	139,513,356
Choice Hotels International, Inc. (b)	43,026	5,489,687
Churchill Downs, Inc.	120,927	16,805,225
Chuy's Holdings, Inc. (a)	32,044	1,192,037
Cracker Barrel Old Country Store, Inc. (b)	39,196	1,551,378
Darden Restaurants, Inc.	216,237	34,197,882
Dave & Buster's Entertainment, Inc. (a)	58,450	1,831,823
Denny's Corp. (a)	95,506	624,609
Dine Brands Global, Inc.	27,777	878,309
Domino's Pizza, Inc.	63,189	26,173,516
Doordash, Inc. (a)	566,747	72,946,006
Draftkings Holdings, Inc. Class A (a)	861,408	29,718,576
Dutch Bros, Inc. Class A (a)	154,327	4,784,137
El Pollo Loco Holdings, Inc. (a)	49,266	682,827
Empire Resorts, Inc. (c)	2,836	0
Everi Holdings, Inc. (a)	151,306	1,974,543
Expedia Group, Inc. Class A (a)	229,565	31,930,196
FAT Brands, Inc.:
Class A	27,587	140,418
Class B	2,371	11,784
First Watch Restaurant Group, Inc. (a)(b)	44,262	730,766
Flanigans Enterprises, Inc.	255	6,449
Full House Resorts, Inc. (a)	52,812	269,869
GAN Ltd. (a)	70,601	122,140
GEN Restaurant Group, Inc. (a)	7,643	69,704
Global Business Travel Group, Inc. (a)	94,850	663,002
Golden Entertainment, Inc.	38,100	1,234,059
Good Times Restaurants, Inc. (a)	5,599	18,197
Hall of Fame Resort & Entertainment Co. (a)(b)	4,049	8,786
Hilton Grand Vacations, Inc. (a)	125,945	4,858,958
Hilton Worldwide Holdings, Inc.	452,844	99,462,656
Hyatt Hotels Corp. Class A	81,738	12,417,637
Inspirato, Inc. (a)(b)	1,614	6,860
Inspired Entertainment, Inc. (a)	44,363	400,598
Jack in the Box, Inc.	35,568	1,755,636
Krispy Kreme, Inc.	152,133	1,714,539
Kura Sushi U.S.A., Inc. Class A (a)(b)	10,301	679,763
Las Vegas Sands Corp.	660,736	25,762,097
Life Time Group Holdings, Inc. (a)	129,738	3,051,438
Light & Wonder, Inc. Class A (a)	163,292	17,932,727
Lindblad Expeditions Holdings (a)	64,271	637,568
Marriott International, Inc. Class A	434,571	101,989,468
Marriott Vacations Worldwide Corp.	59,772	4,423,128
McDonald's Corp.	1,306,098	377,018,249
MGM Resorts International (a)	453,871	17,061,011
Monarch Casino & Resort, Inc.	23,904	1,814,792
Mondee Holdings, Inc. Class A (a)(b)	74,859	149,718
Nathan's Famous, Inc.	6,556	510,253
Noodles & Co. Class A (a)	63,505	100,338
Norwegian Cruise Line Holdings Ltd. (a)	776,473	13,891,102
Papa John's International, Inc.	60,342	2,858,401
Penn Entertainment, Inc. (a)	268,755	5,004,218
Pinstripes Holdings, Inc. (a)(b)	57,637	135,447
Planet Fitness, Inc. (a)	159,317	12,938,134
Playa Hotels & Resorts NV (a)	193,947	1,528,302
PlayAGS, Inc. (a)	73,858	836,073
Portillo's, Inc. Class A (a)(b)	91,252	1,123,312
Potbelly Corp. (a)	42,862	342,039
Rave Restaurant Group, Inc. (a)	8,832	16,163
RCI Hospitality Holdings, Inc.	16,256	741,111
Red Robin Gourmet Burgers, Inc. (a)(b)	25,730	90,055
Red Rock Resorts, Inc.	89,380	5,209,066
Royal Caribbean Cruises Ltd.	428,151	70,482,218
Rush Street Interactive, Inc. (a)	125,114	1,172,318
Sabre Corp. (a)	688,830	2,100,932
Serve Robotics, Inc. (b)	17,709	150,438
Shake Shack, Inc. Class A (a)	70,176	6,976,196
Six Flags Entertainment Corp.	169,403	7,416,463
Soho House & Co., Inc. Class A (a)(b)	72,287	454,685
Sonder Holdings, Inc. (a)(b)	14,893	101,272
Starbucks Corp.	2,052,421	194,097,454
Sweetgreen, Inc. Class A (a)	166,961	5,277,637
Target Hospitality Corp. (a)	48,142	466,496
Texas Roadhouse, Inc.	120,312	20,302,650
The Cheesecake Factory, Inc.	84,059	3,304,359
The ONE Group Hospitality, Inc. (a)(b)	41,529	159,887
Travel+Leisure Co.	130,515	5,776,594
United Parks & Resorts, Inc. (a)	64,621	3,180,646
Vacasa, Inc. Class A (a)(b)	6,833	22,891
Vail Resorts, Inc.	68,826	12,505,684
Wendy's Co.	300,741	5,088,538
Wingstop, Inc.	53,046	20,481,591
Wyndham Hotels & Resorts, Inc.	145,423	11,444,790
Wynn Resorts Ltd.	171,022	13,148,171
Xponential Fitness, Inc. (a)(b)	42,667	551,258
Yum! Brands, Inc.	510,627	68,893,795
		1,963,323,963
Household Durables - 0.6%
Aterian, Inc. (a)(b)	10,022	29,966
Bassett Furniture Industries, Inc.	15,200	215,232
Beazer Homes U.S.A., Inc. (a)	51,892	1,623,182
Cavco Industries, Inc. (a)	13,971	5,774,494
Century Communities, Inc.	52,685	5,272,188
Champion Homes, Inc. (a)	97,134	9,073,287
Cricut, Inc.	85,553	494,496
D.R. Horton, Inc.	536,914	101,347,887
Dixie Group, Inc. (a)	7,832	5,952
Dream Finders Homes, Inc. (a)(b)	44,655	1,493,710
Emerson Radio Corp. (a)	16,730	7,654
Ethan Allen Interiors, Inc.	41,741	1,314,007
Flexsteel Industries, Inc.	8,555	354,006
Garmin Ltd.	278,550	51,055,430
GoPro, Inc. Class A (a)	235,388	301,297
Green Brick Partners, Inc. (a)	45,558	3,589,059
Hamilton Beach Brands Holding Co. Class A	14,489	424,383
Helen of Troy Ltd. (a)	42,625	2,275,323
Hooker Furnishings Corp.	18,449	292,232
Hovnanian Enterprises, Inc. Class A (a)	8,727	1,887,039
Installed Building Products, Inc.	42,150	9,370,367
iRobot Corp. (a)	49,228	360,349
KB Home	132,555	11,096,179
Koss Corp. (a)	11,630	94,319
La-Z-Boy, Inc.	76,396	3,099,386
Landsea Homes Corp. Class A (a)	19,420	231,292
Legacy Housing Corp. (a)	15,176	409,145
Leggett & Platt, Inc.	241,811	3,056,491
Lennar Corp.:
Class A	439,430	80,002,626
Class B	27,078	4,571,579
LGI Homes, Inc. (a)	36,859	3,976,349
Lifetime Brands, Inc.	21,769	155,648
Live Ventures, Inc. (a)	2,263	42,522
Lovesac (a)	27,551	640,285
M/I Homes, Inc. (a)	50,229	8,004,996
Meritage Homes Corp.	65,405	12,954,768
Mohawk Industries, Inc. (a)	95,369	14,795,547
Newell Brands, Inc.	684,458	4,852,807
Nova LifeStyle, Inc. (a)	738	1,070
NVR, Inc. (a)	5,694	52,227,987
PulteGroup, Inc.	382,031	50,294,381
Purple Innovation, Inc. Class A (a)	102,476	122,971
Smith Douglas Homes Corp. (b)	17,116	627,473
Sonos, Inc. (a)	224,149	2,741,342
Taylor Morrison Home Corp. (a)	189,399	12,752,235
Tempur Sealy International, Inc.	315,001	16,515,502
Toll Brothers, Inc.	187,694	27,041,075
TopBuild Corp. (a)	57,225	22,490,570
Traeger, Inc. (a)	119,343	428,441
TRI Pointe Homes, Inc. (a)	171,107	7,603,995
Tupperware Brands Corp. (a)(b)	77,030	92,436
United Homes Group, Inc. (a)(b)	11,856	72,203
Universal Electronics, Inc. (a)	22,899	213,419
Vizio Holding Corp. (a)(b)	179,053	2,010,765
VOXX International Corp. (a)(b)	26,254	144,134
Whirlpool Corp.	98,354	9,863,923
Worthington Enterprises, Inc.	55,326	2,533,931
Yunhong CTI Ltd. (a)	2,514	2,665
ZAGG, Inc. rights (a)(c)	43,858	0
		552,325,997
Leisure Products - 0.1%
Acushnet Holdings Corp.	53,555	3,587,649
American Outdoor Brands, Inc. (a)	21,439	197,668
AMMO, Inc. (a)	164,030	260,808
Brunswick Corp.	121,701	9,620,464
Clarus Corp.	53,765	231,727
Connexa Sports Technologies, Inc. (a)(b)	2,097	13,484
Escalade, Inc.	14,717	205,744
Funko, Inc. (a)(b)	65,210	682,749
Hasbro, Inc.	237,493	16,187,523
JAKKS Pacific, Inc. (a)	13,052	321,601
Johnson Outdoors, Inc. Class A	12,735	457,823
Latham Group, Inc. (a)	70,691	441,819
Malibu Boats, Inc. Class A (a)	36,574	1,330,196
Marine Products Corp.	21,879	205,663
MasterCraft Boat Holdings, Inc. (a)	27,731	513,855
Mattel, Inc. (a)	623,440	11,832,891
Peloton Interactive, Inc. Class A (a)(b)	671,754	3,130,374
Polaris, Inc.	94,963	8,038,618
Smith & Wesson Brands, Inc.	81,075	1,195,046
Solo Brands, Inc. Class A (a)(b)	46,865	64,205
Sturm, Ruger & Co., Inc.	33,419	1,407,608
Topgolf Callaway Brands Corp. (a)	256,619	2,581,587
Vista Outdoor, Inc. (a)	105,555	4,226,422
YETI Holdings, Inc. (a)	156,528	6,311,209
		73,046,733
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	51,142	410,670
a.k.a. Brands Holding Corp. (a)(b)	508	11,288
Abercrombie & Fitch Co. Class A (a)	92,948	13,716,336
Academy Sports & Outdoors, Inc.	133,054	7,381,836
Advance Auto Parts, Inc.	109,854	4,977,485
America's Car Mart, Inc. (a)	10,371	627,757
American Eagle Outfitters, Inc.	332,400	6,840,792
Arhaus, Inc. Class A, (b)	73,937	910,164
Arko Corp.	125,501	785,636
Asbury Automotive Group, Inc. (a)	36,655	9,003,934
AutoNation, Inc. (a)	44,265	7,878,285
AutoZone, Inc. (a)	31,365	99,787,120
BARK, Inc. (a)	185,956	310,547
Barnes & Noble Education, Inc. (a)(b)	13,300	172,900
Bath & Body Works, Inc.	405,165	12,462,875
Best Buy Co., Inc.	348,830	35,022,532
Beyond, Inc. (a)(b)	80,365	789,988
Big 5 Sporting Goods Corp.	38,452	72,290
Boot Barn Holdings, Inc. (a)	54,666	7,334,537
Brilliant Earth Group, Inc. Class A (a)	18,978	36,438
Build-A-Bear Workshop, Inc.	22,818	761,665
Burlington Stores, Inc. (a)	115,136	30,884,081
Caleres, Inc.	61,121	2,575,028
Camping World Holdings, Inc. Class A	74,300	1,630,142
CarMax, Inc. (a)	283,199	23,944,475
CarParts.com, Inc. (a)	91,308	73,384
Carvana Co. Class A (a)	190,500	28,693,110
Chewy, Inc. Class A (a)	244,520	6,981,046
Citi Trends, Inc. (a)(b)	14,950	213,785
Designer Brands, Inc. Class A (b)	78,808	523,285
Destination XL Group, Inc. (a)(b)	89,646	246,527
Dick's Sporting Goods, Inc.	105,588	25,020,132
Duluth Holdings, Inc. (a)	33,810	137,269
Envela Corp. (a)	9,667	47,465
EVgo, Inc. Class A (a)(b)	176,566	799,844
Five Below, Inc. (a)	99,041	7,470,663
Floor & Decor Holdings, Inc. Class A (a)	194,447	21,863,621
Foot Locker, Inc.	146,881	4,573,874
GameStop Corp. Class A (a)(b)	487,772	11,423,620
Gap, Inc.	393,919	8,835,603
Genesco, Inc. (a)	19,941	602,019
Group 1 Automotive, Inc.	23,963	9,028,300
Grove Collaborative Holdings, Inc. Class A (a)(b)	35,348	45,599
GrowGeneration Corp. (a)	112,156	218,704
Guess?, Inc.	49,016	1,015,612
Haverty Furniture Companies, Inc.	25,105	687,877
J. Jill, Inc.	9,489	308,677
Kirkland's, Inc. (a)(b)	25,071	36,478
Lands' End, Inc. (a)	23,527	364,433
Lazydays Holdings, Inc. (a)(b)	23,733	40,583
Leslie's, Inc. (a)(b)	335,794	1,014,098
Lithia Motors, Inc. Class A (sub. vtg.)	49,486	14,899,245
Lowe's Companies, Inc.	1,036,741	257,630,139
Lulu's Fashion Lounge Holdings, Inc. (a)	14,593	20,722
MarineMax, Inc. (a)	35,780	1,134,942
Monro, Inc.	56,254	1,523,921
Murphy U.S.A., Inc.	34,306	17,826,427
National Vision Holdings, Inc. (a)	139,735	1,475,602
O'Reilly Automotive, Inc. (a)	106,774	120,651,417
OneWater Marine, Inc. Class A (a)(b)	18,736	450,226
Penske Automotive Group, Inc.	35,075	5,966,258
Petco Health & Wellness Co., Inc. Class A (a)(b)	152,408	486,182
PetMed Express, Inc. (b)	36,453	116,285
Rent the Runway, Inc. Class A (a)(b)	3,851	51,295
Revolve Group, Inc. (a)(b)	70,504	1,615,952
RH (a)	27,499	6,976,496
Ross Stores, Inc.	607,665	91,520,426
RumbleON, Inc. Class B (a)	34,590	154,617
Sally Beauty Holdings, Inc. (a)	190,612	2,487,487
Shoe Carnival, Inc.	33,471	1,353,567
Signet Jewelers Ltd.	81,520	6,855,832
Sleep Number Corp. (a)	37,770	574,482
Sonic Automotive, Inc. Class A (sub. vtg.)	26,959	1,680,624
Sportsman's Warehouse Holdings, Inc. (a)	71,303	149,736
Stitch Fix, Inc. (a)	156,653	592,148
The Aaron's Co., Inc.	53,849	543,336
The Buckle, Inc.	53,277	2,232,306
The Cato Corp. Class A (sub. vtg.)	40,218	195,862
The Children's Place, Inc. (a)(b)	21,697	123,673
The Container Store Group, Inc. (a)	52,488	42,704
The Home Depot, Inc.	1,796,092	661,859,902
The ODP Corp. (a)	59,471	1,834,680
The RealReal, Inc. (a)(b)	158,659	418,860
thredUP, Inc. Class A (a)	131,499	120,190
Tile Shop Holdings, Inc. (a)	50,563	318,547
Tilly's, Inc. (a)	36,047	193,212
TJX Companies, Inc.	2,052,740	240,724,820
Torrid Holdings, Inc. (a)(b)	16,287	107,494
Tractor Supply Co.	195,352	52,266,428
Ulta Beauty, Inc. (a)	86,530	30,531,245
Upbound Group, Inc.	80,791	2,690,340
Urban Outfitters, Inc. (a)	103,099	3,744,556
Valvoline, Inc. (a)	231,879	9,785,294
Victoria's Secret & Co. (a)	142,088	3,333,384
Vroom, Inc. (a)(b)	2,542	19,446
Warby Parker, Inc. (a)	135,411	2,020,332
Wayfair LLC Class A (a)(b)	174,960	7,444,548
Williams-Sonoma, Inc.	232,377	31,215,202
Winmark Corp.	5,227	1,884,856
Zumiez, Inc. (a)	32,428	899,553
		1,989,339,207
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds, Inc. Class A (a)(b)	161,991	114,430
Capri Holdings Ltd. (a)	211,376	7,550,351
Carter's, Inc.	66,483	4,381,230
Charles & Colvard Ltd. (a)	3,428	5,176
Columbia Sportswear Co.	61,660	4,977,812
Crocs, Inc. (a)	109,885	16,061,890
Crown Crafts, Inc.	5,721	27,289
Culp, Inc. (a)	17,566	88,181
Deckers Outdoor Corp. (a)	46,491	44,598,351
Figs, Inc. Class A (a)(b)	219,029	1,351,409
Fossil Group, Inc. (a)	73,250	82,773
G-III Apparel Group Ltd. (a)	72,897	1,929,584
Hanesbrands, Inc. (a)	633,341	4,021,715
Kontoor Brands, Inc.	90,399	6,766,365
Lakeland Industries, Inc.	12,199	293,996
Levi Strauss & Co. Class A	191,076	3,682,035
lululemon athletica, Inc. (a)	207,525	53,846,512
Movado Group, Inc.	33,023	787,929
NIKE, Inc. Class B	2,195,383	182,919,312
Oxford Industries, Inc.	26,823	2,333,065
PLBY Group, Inc. (a)(b)	90,733	48,542
PVH Corp.	102,836	10,148,885
Ralph Lauren Corp. Class A	70,460	12,066,980
Rocky Brands, Inc.	12,529	403,935
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	238,496	16,332,206
Steven Madden Ltd.	125,684	5,668,348
Superior Group of Companies, Inc.	19,695	285,184
Tapestry, Inc.	414,567	16,984,810
Under Armour, Inc.:
Class A (sub. vtg.) (a)	334,493	2,572,251
Class C (non-vtg.) (a)	352,769	2,631,657
Unifi, Inc. (a)	27,864	190,311
Vera Bradley, Inc. (a)(b)	41,278	240,651
VF Corp.	595,860	10,850,611
Vince Holding Corp. (a)	3,162	5,850
Wolverine World Wide, Inc.	143,271	1,964,245
		416,213,871
TOTAL CONSUMER DISCRETIONARY		9,717,235,735
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	16,889	4,589,079
Brown-Forman Corp.:
Class A	102,674	4,697,336
Class B (non-vtg.)	323,654	14,755,386
Celsius Holdings, Inc. (a)	270,755	10,296,813
Coca-Cola Consolidated, Inc.	8,598	11,541,955
Constellation Brands, Inc. Class A (sub. vtg.)	291,600	70,191,036
Duckhorn Portfolio, Inc. (a)	72,513	459,007
Keurig Dr. Pepper, Inc.	1,887,426	69,098,666
MGP Ingredients, Inc.	28,037	2,511,835
Molson Coors Beverage Co. Class B	330,002	17,810,208
Monster Beverage Corp. (a)	1,281,199	60,382,909
National Beverage Corp.	42,213	1,906,339
PepsiCo, Inc.	2,491,902	430,800,018
Splash Beverage Group, Inc. (a)(b)	41,300	13,505
The Coca-Cola Co.	7,025,638	509,147,986
The Vita Coco Co., Inc. (a)	55,019	1,437,096
Willamette Valley Vineyards, Inc. (a)	6,462	23,974
Zevia PBC (a)	97,050	98,021
		1,209,761,169
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	733,644	14,394,095
Andersons, Inc.	59,585	3,037,047
BJ's Wholesale Club Holdings, Inc. (a)	239,947	19,186,162
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
warrants 11/4/28 (a)(c)	20,436	0
Casey's General Stores, Inc.	67,007	24,277,306
Chefs' Warehouse Holdings (a)	64,140	2,747,116
Costco Wholesale Corp.	803,567	717,087,119
Dollar General Corp.	397,861	33,010,527
Dollar Tree, Inc. (a)	375,246	31,704,535
Grocery Outlet Holding Corp. (a)	181,742	3,442,193
HF Foods Group, Inc. (a)	87,800	311,690
Ingles Markets, Inc. Class A	28,057	2,076,218
Kroger Co.	1,214,243	64,609,870
Natural Grocers by Vitamin Cottage, Inc.	14,406	383,488
Performance Food Group Co. (a)	282,271	21,068,707
PriceSmart, Inc.	44,796	4,012,826
SpartanNash Co.	65,157	1,439,318
Sprouts Farmers Market LLC (a)	182,213	18,959,263
Sysco Corp.	902,942	70,402,388
Target Corp.	837,566	128,666,889
U.S. Foods Holding Corp. (a)	408,950	24,213,930
United Natural Foods, Inc. (a)	108,109	1,635,689
Village Super Market, Inc. Class A	11,851	381,010
Walgreens Boots Alliance, Inc.	1,309,378	12,111,747
Walmart, Inc.	7,742,271	597,935,589
Weis Markets, Inc.	30,241	2,043,687
		1,799,138,409
Food Products - 0.8%
Alico, Inc.	7,563	221,596
Arcadia Biosciences, Inc. (a)	273	854
Archer Daniels Midland Co.	895,920	54,642,161
B&G Foods, Inc.	140,197	1,187,469
Barfresh Food Group, Inc. (a)	18,097	65,149
Benson Hill, Inc. (a)(b)	6,148	37,134
Better Choice Co., Inc. (a)(b)	408	1,314
Beyond Meat, Inc. (a)(b)	112,714	685,301
BRC, Inc. Class A (a)(b)	75,458	334,279
Bridgford Foods Corp. (a)	144	1,922
Bunge Global SA	256,689	26,023,131
Cal-Maine Foods, Inc.	73,306	5,280,964
Calavo Growers, Inc.	31,851	733,210
Campbell Soup Co.	354,589	17,630,165
Coffee Holding Co., Inc. (a)	10,373	24,169
Conagra Brands, Inc.	868,021	27,082,255
Darling Ingredients, Inc. (a)	289,127	12,065,270
Farmer Brothers Co. (a)	29,462	83,083
Flowers Foods, Inc.	349,662	8,126,145
Fresh Del Monte Produce, Inc.	66,541	1,945,659
Freshpet, Inc. (a)	88,004	11,968,544
General Mills, Inc.	1,022,328	73,904,091
Hormel Foods Corp.	527,917	17,183,698
Ingredion, Inc.	118,326	15,892,365
J&J Snack Foods Corp.	27,666	4,708,477
John B. Sanfilippo & Son, Inc.	16,390	1,554,919
Kellanova	475,609	38,338,841
Laird Superfood, Inc. (a)	13,027	50,154
Lamb Weston Holdings, Inc.	259,933	16,095,051
Lancaster Colony Corp.	36,565	6,243,839
Lifeway Foods, Inc. (a)	9,137	175,248
Limoneira Co.	30,668	769,153
Local Bounti Corp. (a)(b)	5,099	13,410
Mama's Creations, Inc. (a)	53,901	431,747
McCormick & Co., Inc. (non-vtg.)	457,073	36,579,552
Mission Produce, Inc. (a)	81,267	871,182
Mondelez International, Inc.	2,429,993	174,497,797
Nuzee, Inc. (a)(b)	616	850
Pilgrim's Pride Corp. (a)	73,146	3,407,141
Post Holdings, Inc. (a)	90,490	10,476,027
S&W Seed Co. (a)	21,041	5,809
Sadot Group, Inc. (a)	43,281	16,360
Seaboard Corp.	451	1,402,777
Seneca Foods Corp. Class A (a)	10,622	640,188
Sow Good, Inc. (a)(b)	12,464	146,078
The Hain Celestial Group, Inc. (a)	165,197	1,321,576
The Hershey Co.	266,869	51,521,729
The J.M. Smucker Co.	192,450	22,070,166
The Kraft Heinz Co.	1,431,876	50,731,367
The Real Good Food Co., Inc. Class A (a)	8,530	4,009
The Simply Good Foods Co. (a)	164,657	5,201,515
Tootsie Roll Industries, Inc.	32,345	961,293
TreeHouse Foods, Inc. (a)	91,016	3,739,847
Tyson Foods, Inc. Class A	519,470	33,407,116
Utz Brands, Inc. Class A	122,906	2,075,882
Vital Farms, Inc. (a)	50,405	1,585,237
Westrock Coffee Holdings (a)(b)	56,454	451,350
WK Kellogg Co.	119,473	2,051,351
		746,666,966
Household Products - 1.1%
Central Garden & Pet Co. (a)	90,842	3,585,534
Central Garden & Pet Co. Class A (non-vtg.)	19,886	680,101
Church & Dwight Co., Inc.	443,886	45,223,106
Colgate-Palmolive Co.	1,486,625	158,325,563
Energizer Holdings, Inc.	118,943	3,853,753
Kimberly-Clark Corp.	608,996	88,097,361
Oil-Dri Corp. of America	8,961	611,051
Procter & Gamble Co.	4,274,564	733,258,709
Reynolds Consumer Products, Inc.	101,895	3,209,693
Spectrum Brands Holdings, Inc.	55,597	5,243,909
The Clorox Co.	224,613	35,558,484
WD-40 Co.	25,722	6,760,770
		1,084,408,034
Personal Care Products - 0.2%
AXIL Brands, Inc. (a)(b)	1,020	5,416
BellRing Brands, Inc. (a)	236,912	13,250,488
Coty, Inc. Class A (a)	661,501	6,204,879
Edgewell Personal Care Co.	90,353	3,633,998
elf Beauty, Inc. (a)	100,410	15,040,414
Estee Lauder Companies, Inc. Class A	421,354	38,621,308
FitLife Brands, Inc. (a)	7,138	237,339
Flora Growth Corp. (a)	17,320	17,840
Guardion Health Sciences, Inc. (b)	430	5,964
Herbalife Ltd. (a)(b)	180,965	1,476,674
Inter Parfums, Inc.	32,333	4,165,784
Kenvue, Inc.	3,470,384	76,174,929
LifeVantage Corp.	20,975	166,961
Mannatech, Inc. (a)	422	3,258
MediFast, Inc. (b)	19,612	358,900
Natural Alternatives International, Inc. (a)	2,209	12,061
Natural Health Trends Corp.	15,400	105,028
Nature's Sunshine Products, Inc. (a)	22,497	310,459
Nu Skin Enterprises, Inc. Class A	90,150	805,040
Olaplex Holdings, Inc. (a)	210,865	440,708
Safety Shot, Inc. (a)(b)	49,751	45,950
The Beauty Health Co. Class A, (a)	148,977	266,669
The Honest Co., Inc. (a)	119,807	559,499
United-Guardian, Inc.	1,182	16,855
Upexi, Inc. (a)(b)	2,441	488
USANA Health Sciences, Inc. (a)	19,556	798,276
Veru, Inc. (a)	223,828	183,181
		162,908,366
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	1,523	486
Altria Group, Inc.	3,111,570	167,309,119
Philip Morris International, Inc.	2,816,003	347,185,010
Turning Point Brands, Inc.	32,476	1,287,349
Universal Corp.	45,081	2,447,898
Vector Group Ltd.	237,747	3,561,450
		521,791,312
TOTAL CONSUMER STAPLES		5,524,674,256
ENERGY - 3.6%
Energy Equipment & Services - 0.4%
Archrock, Inc.	269,109	5,444,075
Atlas Energy Solutions, Inc. (b)	107,634	2,270,001
Baker Hughes Co. Class A	1,808,652	63,610,291
Bristow Group, Inc. (a)	42,689	1,699,449
Cactus, Inc. Class A	118,775	7,069,488
Championx Corp.	343,306	10,687,116
Core Laboratories, Inc.	84,754	1,657,788
Diamond Offshore Drilling, Inc. (a)	183,528	2,631,792
DMC Global, Inc. (a)	35,514	439,308
Drilling Tools International Corp. (a)	11,076	45,522
Energy Services of America Corp.	17,651	169,450
ENGlobal Corp. (a)	2,871	4,163
Enservco Corp. (a)	19,986	2,478
Expro Group Holdings NV (a)	173,301	3,441,758
Forum Energy Technologies, Inc. (a)	19,732	342,350
Geospace Technologies Corp. (a)(b)	22,345	230,600
Gulf Island Fabrication, Inc. (a)	23,902	141,022
Halliburton Co.	1,605,273	49,907,938
Helix Energy Solutions Group, Inc. (a)	260,195	2,919,388
Helmerich & Payne, Inc.	177,407	5,788,790
Independence Contract Drilling, Inc. (a)(b)	17,283	7,691
Innovex International, Inc. (a)	61,341	1,000,472
KLX Energy Services Holdings, Inc. (a)(b)	24,395	179,547
Kodiak Gas Services, Inc.	40,729	1,130,230
Liberty Energy, Inc. Class A	271,474	5,589,650
Mammoth Energy Services, Inc. (a)	36,090	137,864
MIND Technology, Inc. (a)	1,643	6,128
Nabors Industries Ltd. (a)(b)	16,009	1,206,598
Natural Gas Services Group, Inc. (a)	18,991	416,473
NCS Multistage Holdings, Inc. (a)	1,789	37,927
Newpark Resources, Inc. (a)	139,329	1,146,678
Nine Energy Service, Inc. (a)(b)	30,225	36,572
Noble Corp. PLC	204,550	7,803,583
NOV, Inc.	713,879	12,685,630
Oceaneering International, Inc. (a)	181,168	4,889,724
Oil States International, Inc. (a)	111,362	589,105
Patterson-UTI Energy, Inc.	570,131	5,250,907
Profire Energy, Inc. (a)	58,599	108,994
ProFrac Holding Corp. Class A (a)(b)	40,480	277,288
ProPetro Holding Corp. (a)	153,801	1,221,180
Ranger Energy Services, Inc. Class A	24,534	305,448
RPC, Inc.	150,852	968,470
Schlumberger Ltd.	2,589,697	113,920,771
SEACOR Marine Holdings, Inc. (a)	44,350	507,808
Select Water Solutions, Inc. Class A	147,429	1,699,856
Smart Sand, Inc. (a)	49,335	108,044
Solaris Oilfield Infrastructure, Inc. Class A	57,081	723,787
TechnipFMC PLC	783,143	21,019,558
TETRA Technologies, Inc. (a)	208,488	662,992
Tidewater, Inc. (a)	87,395	7,751,937
Transocean Ltd. (United States) (a)(b)	1,328,165	6,295,502
Valaris Ltd. (a)	112,175	6,849,406
Weatherford International PLC	132,746	13,930,365
		376,968,952
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	4,495	107,880
Aemetis, Inc. (a)(b)	61,054	150,193
American Carbon Corp. (c)	23,327	0
American Resources Corp. (a)(b)	93,308	47,951
Amplify Energy Corp. (a)	63,892	455,550
Antero Midstream GP LP	615,741	9,156,069
Antero Resources Corp. (a)	531,593	14,347,695
APA Corp.	652,112	18,578,671
Barnwell Industries, Inc.	2,008	5,060
Battalion Oil Corp. (a)(b)	7,330	25,655
Berry Corp.	130,016	804,799
California Resources Corp.	117,342	6,156,935
Centrus Energy Corp. Class A (a)	23,092	914,443
Cheniere Energy, Inc.	414,509	76,791,937
Chesapeake Energy Corp.	200,773	14,955,581
Chevron Corp.	3,106,000	459,532,700
Chord Energy Corp.	112,465	16,693,180
Civitas Resources, Inc.	166,661	10,221,319
Clean Energy Fuels Corp. (a)	331,969	1,025,784
Clean Energy Technologies, Inc. (a)	38,725	42,985
CNX Resources Corp. (a)	273,915	7,579,228
Comstock Mining, Inc. (a)	126,992	32,866
Comstock Resources, Inc.	188,675	2,005,615
ConocoPhillips Co.	2,119,676	241,197,932
CONSOL Energy, Inc.	47,916	4,900,848
Coterra Energy, Inc.	1,341,538	32,639,620
Crescent Energy, Inc. Class A	273,194	3,259,204
CVR Energy, Inc. (b)	52,883	1,344,286
Delek U.S. Holdings, Inc.	106,191	2,168,420
Devon Energy Corp.	1,144,293	51,241,441
Diamondback Energy, Inc.	323,050	63,030,286
Dorian LPG Ltd.	61,595	2,401,589
DT Midstream, Inc.	174,832	13,740,047
Empire Petroleum Corp. (a)(b)	37,329	220,614
EOG Resources, Inc.	1,042,101	134,243,451
Epsilon Energy Ltd.	31,866	173,032
EQT Corp.	1,070,158	35,860,995
Evolution Petroleum Corp.	55,074	283,631
Excelerate Energy, Inc.	34,255	624,469
Exxon Mobil Corp.	8,129,394	958,780,728
FutureFuel Corp.	46,454	289,873
Gevo, Inc. (a)(b)	387,999	306,519
Granite Ridge Resources, Inc.	45,879	291,332
Green Plains, Inc. (a)	114,433	1,621,516
Gulfport Energy Corp. (a)	17,400	2,524,044
Hallador Energy Co. (a)	46,558	312,404
Hess Corp.	500,623	69,116,011
HF Sinclair Corp.	272,398	13,385,638
HighPeak Energy, Inc. (b)	32,772	526,974
Houston American Energy Corp. (a)(b)	17,123	19,178
International Seaways, Inc.	68,266	3,538,227
Kinder Morgan, Inc.	3,495,356	75,394,829
Kinetik Holdings, Inc.	71,709	3,172,406
Kosmos Energy Ltd. (a)	888,385	4,326,435
Lightbridge Corp. (a)	40,401	100,598
Magnolia Oil & Gas Corp. Class A	331,188	8,481,725
Marathon Oil Corp.	1,018,278	29,173,665
Marathon Petroleum Corp.	637,946	112,992,996
Matador Resources Co.	209,597	11,888,342
Murphy Oil Corp.	263,989	9,841,510
NACCO Industries, Inc. Class A	7,403	206,396
New Fortress Energy, Inc. Class A (b)	118,020	1,454,006
Nextdecade Corp. (a)(b)	148,906	693,902
Northern Oil & Gas, Inc.	165,074	6,566,644
Occidental Petroleum Corp.	1,218,490	69,429,560
ONEOK, Inc.	1,056,261	97,556,266
OPAL Fuels, Inc. Class A (a)(b)	34,162	122,642
Ovintiv, Inc.	449,335	19,245,018
Par Pacific Holdings, Inc. (a)	97,857	2,195,911
PBF Energy, Inc. Class A	190,560	6,490,474
Peabody Energy Corp.	194,585	4,555,235
Pedevco Corp. (a)	45,076	38,549
Permian Resource Corp. Class A	935,798	13,325,764
Phillips 66 Co.	767,632	107,706,446
Phx Minerals, Inc. Class A	38,933	134,708
PrimeEnergy Corp. (a)	937	125,549
Range Resources Corp.	441,288	13,185,685
Rex American Resources Corp. (a)	27,899	1,265,220
Riley Exploration Permian, Inc.	13,121	373,949
Ring Energy, Inc. (a)	88,215	163,198
Sable Offshore Corp. (a)(b)	87,132	1,467,303
SandRidge Energy, Inc.	60,177	799,151
Sitio Royalties Corp. Class A	147,884	3,287,461
SM Energy Co.	209,728	9,569,889
Southwestern Energy Co. (a)	2,028,150	12,939,597
Stabilis Solutions, Inc. (a)	7,800	30,342
Talos Energy, Inc. (a)	273,202	3,133,627
Targa Resources Corp.	400,373	58,814,794
Tellurian, Inc. (a)(b)	1,491,458	1,389,890
Texas Pacific Land Corp.	33,735	29,312,004
The Williams Companies, Inc.	2,206,065	100,971,595
U.S. Energy Corp. (a)	20,023	19,022
Uranium Energy Corp. (a)(b)	752,293	3,934,492
VAALCO Energy, Inc.	191,732	1,248,175
Valero Energy Corp.	592,067	86,873,991
Verde Clean Fuels, Inc. (a)(b)	7,973	31,972
Vertex Energy, Inc. (a)(b)	153,961	63,709
Viper Energy, Inc. Class A	168,197	8,006,177
Vital Energy, Inc. (a)(b)	46,240	1,659,554
Vitesse Energy, Inc.	41,527	1,073,888
Vivakor, Inc. (a)	5,275	10,550
W&T Offshore, Inc.	173,069	396,328
World Kinect Corp.	108,440	3,121,988
		3,206,037,532
TOTAL ENERGY		3,583,006,484
FINANCIALS - 13.9%
Banks - 3.7%
1895 Bancorp of Wisconsin, Inc. (a)	15,781	141,398
1st Source Corp.	29,664	1,822,704
ACNB Corp.	15,052	632,485
Affinity Bancshares, Inc. (a)	7,055	150,554
Amalgamated Financial Corp.	33,191	1,094,971
Amerant Bancorp, Inc. Class A	48,210	1,063,513
Ameris Bancorp	115,811	7,137,432
AmeriServ Financial, Inc.	2,373	6,621
Ames National Corp.	13,939	264,562
Arrow Financial Corp.	30,493	929,732
Associated Banc-Corp.	271,602	6,214,254
Atlantic Union Bankshares Corp.	171,157	6,791,510
Auburn National Bancorp., Inc.	4,858	90,310
Axos Financial, Inc. (a)	90,990	6,317,436
Banc of California, Inc.	269,430	3,831,295
BancFirst Corp.	26,956	2,868,118
Bancorp, Inc., Delaware (a)	96,444	5,053,666
Bank First National Corp.	15,479	1,455,645
Bank of America Corp.	12,329,205	502,415,104
Bank of Hawaii Corp.	71,257	4,729,327
Bank of Marin Bancorp	24,538	524,868
Bank of the James Financial Group, Inc.	10,597	147,086
Bank OZK	191,646	8,307,854
Bank7 Corp.	6,340	254,424
BankFinancial Corp.	13,613	161,586
BankUnited, Inc.	135,789	5,218,371
Bankwell Financial Group, Inc.	10,327	314,767
Banner Corp.	61,429	3,659,326
Bar Harbor Bankshares	27,831	892,262
BayCom Corp.	17,786	409,612
BayFirst Financial Corp.	7,243	99,953
BCB Bancorp, Inc.	23,920	296,847
Berkshire Hills Bancorp, Inc.	78,885	2,172,493
Blue Foundry Bancorp (a)	44,349	490,943
Blue Ridge Bankshares, Inc. (a)	28,116	78,444
Bogota Financial Corp. (a)	483	3,458
BOK Financial Corp.	49,741	5,220,318
Bridgewater Bancshares, Inc. (a)	39,667	571,998
Broadway Financial Corp. (a)	11,282	86,307
Brookline Bancorp, Inc., Delaware	162,093	1,658,211
Burke & Herbert Financial Services Corp.	23,056	1,527,229
Business First Bancshares, Inc.	42,653	1,041,586
BV Financial, Inc. (a)	19,675	282,336
Byline Bancorp, Inc.	57,376	1,592,184
C & F Financial Corp.	5,367	311,393
Cadence Bank	335,150	10,818,642
California Bancorp (a)	41,536	622,002
Camden National Corp.	26,233	1,048,795
Capital Bancorp, Inc.	16,444	420,638
Capital City Bank Group, Inc.	25,653	885,542
Capitol Federal Financial, Inc.	217,936	1,309,795
Carter Bankshares, Inc. (a)	39,212	678,368
Catalyst Bancorp, Inc. (a)	1,726	20,315
Cathay General Bancorp	130,402	5,736,384
CB Financial Services, Inc.	7,367	203,329
Central Pacific Financial Corp.	47,746	1,313,492
Central Plains Bancshares, Inc.	3,681	42,626
Cf Bankshares, Inc.	1,036	22,533
Chemung Financial Corp.	6,518	304,260
ChoiceOne Financial Services, Inc.	11,190	348,569
Citigroup, Inc.	3,456,655	216,524,869
Citizens & Northern Corp.	27,542	554,696
Citizens Community Bancorp, Inc.	25,651	343,723
Citizens Financial Group, Inc.	822,196	35,395,538
Citizens Financial Services, Inc.	8,560	487,064
City Holding Co.	26,798	3,181,995
Civista Bancshares, Inc.	27,003	458,241
CNB Financial Corp., Pennsylvania	34,946	849,537
Coastal Financial Corp. of Washington (a)	19,511	1,047,155
Colony Bankcorp, Inc.	23,792	357,118
Columbia Banking Systems, Inc.	390,283	9,827,326
Columbia Financial, Inc. (a)	67,076	1,191,270
Comerica, Inc.	240,224	13,719,193
Commerce Bancshares, Inc.	212,982	13,622,329
Community Bank System, Inc.	95,757	5,856,498
Community Trust Bancorp, Inc.	26,871	1,356,986
Community West Bank	26,742	545,537
ConnectOne Bancorp, Inc.	62,756	1,568,900
CrossFirst Bankshares, Inc. (a)	78,703	1,369,432
Cullen/Frost Bankers, Inc.	117,187	13,151,897
Customers Bancorp, Inc. (a)	51,099	2,647,950
CVB Financial Corp.	236,537	4,357,012
Dime Community Bancshares, Inc.	62,614	1,628,590
Eagle Bancorp Montana, Inc.	8,117	121,755
Eagle Bancorp, Inc.	53,598	1,166,828
East West Bancorp, Inc.	253,108	21,278,790
Eastern Bankshares, Inc.	356,976	6,057,883
ECB Bancorp, Inc. (a)	16,234	221,269
Enterprise Bancorp, Inc.	15,447	478,703
Enterprise Financial Services Corp.	68,971	3,649,256
Equity Bancshares, Inc.	23,622	963,541
Esquire Financial Holdings, Inc.	11,957	735,714
ESSA Bancorp, Inc.	13,754	253,624
Evans Bancorp, Inc.	9,540	338,765
Farmers & Merchants Bancorp, Inc.	21,493	590,843
Farmers National Banc Corp.	62,733	975,498
FB Financial Corp.	63,809	3,076,870
Fidelity D & D Bancorp, Inc.	7,816	421,908
Fifth Third Bancorp	1,244,187	53,114,343
Financial Institutions, Inc.	25,819	671,810
Finward Bancorp	5,498	150,095
FinWise BanCorp (a)	16,240	213,394
First Bancorp, North Carolina	74,393	3,160,215
First Bancorp, Puerto Rico	306,744	6,558,187
First Bancshares, Inc.	48,399	1,658,150
First Bank Hamilton New Jersey	33,226	511,348
First Busey Corp.	94,256	2,549,625
First Business Finance Services, Inc.	12,113	549,567
First Capital, Inc.	6,114	193,508
First Citizens Bancshares, Inc.	21,584	43,830,629
First Commonwealth Financial Corp.	188,203	3,240,856
First Community Bankshares, Inc.	30,538	1,347,337
First Community Corp.	11,673	254,471
First Financial Bancorp, Ohio	169,205	4,478,856
First Financial Bankshares, Inc.	234,323	8,569,192
First Financial Corp., Indiana	19,453	869,549
First Financial Northwest, Inc.	17,962	407,737
First Foundation, Inc.	89,335	628,918
First Guaranty Bancshares, Inc.	8,349	86,078
First Hawaiian, Inc.	234,210	5,698,329
First Horizon National Corp.	988,001	16,390,937
First Internet Bancorp	13,312	483,092
First Interstate Bancsystem, Inc. Class A	149,967	4,656,475
First Merchants Corp.	108,205	4,219,995
First Mid-Illinois Bancshares, Inc.	39,494	1,590,818
First National Corp.	8,765	152,686
First Northwest Bancorp	14,614	168,938
First of Long Island Corp.	34,626	442,174
First Savings Financial Group, Inc.	12,617	302,808
First Seacoast Bancorp, Inc. (a)	388	3,593
First U.S. Bancshares, Inc.	2,213	24,254
First United Corp.	12,382	357,345
First Western Financial, Inc. (a)	12,562	241,693
Five Star Bancorp	28,142	820,339
Flushing Financial Corp.	50,537	737,840
FNB Corp., Pennsylvania	646,406	9,683,162
Franklin Financial Services Corp.	8,716	276,733
FS Bancorp, Inc.	11,930	522,892
Fulton Financial Corp.	339,300	6,565,455
FVCBankcorp, Inc. (a)	25,868	318,952
German American Bancorp, Inc.	52,099	2,089,691
Glacier Bancorp, Inc.	211,622	10,009,721
Great Southern Bancorp, Inc.	15,281	910,136
Greene County Bancorp, Inc.	11,807	402,501
Guaranty Bancshares, Inc. Texas	16,064	558,867
Hancock Whitney Corp.	159,832	8,587,773
Hanmi Financial Corp.	51,663	1,023,444
Hanover Bancorp, Inc.	664	12,018
HarborOne Bancorp, Inc.	70,688	933,082
Hawthorn Bancshares, Inc.	10,144	240,920
HBT Financial, Inc.	25,869	579,983
Heartland Financial U.S.A., Inc.	71,348	3,978,364
Heritage Commerce Corp.	116,492	1,185,889
Heritage Financial Corp., Washington	66,018	1,507,851
Hilltop Holdings, Inc.	82,867	2,722,181
Hingham Institution for Savings (b)	3,248	834,639
HMN Financial, Inc.	8,084	217,136
Home Bancorp, Inc.	11,711	523,013
Home Bancshares, Inc.	337,303	9,390,516
Home Federal Bancorp, Inc.	1,376	17,943
HomeStreet, Inc.	30,266	484,256
HomeTrust Bancshares, Inc.	27,110	988,431
Hope Bancorp, Inc.	211,697	2,707,605
Horizon Bancorp, Inc. Indiana	69,249	1,109,369
Huntington Bancshares, Inc.	2,611,167	39,089,170
IF Bancorp, Inc.	4,368	78,624
Independent Bank Corp.	77,280	4,892,597
Independent Bank Corp.	39,364	1,333,652
Independent Bank Group, Inc.	65,855	3,834,078
International Bancshares Corp.	96,188	6,077,158
Investar Holding Corp.	16,187	301,402
John Marshall Bankcorp, Inc.	22,312	446,017
JPMorgan Chase & Co.	5,203,906	1,169,838,069
Kearny Financial Corp.	120,160	818,290
KeyCorp	1,701,690	29,030,831
Lake Shore Bancorp, Inc.	196	2,526
Lakeland Financial Corp.	45,998	3,134,764
Landmark Bancorp, Inc.	8,940	180,588
LCNB Corp.	19,505	312,080
LINKBANCORP, Inc.	36,640	230,466
Live Oak Bancshares, Inc.	58,796	2,527,640
M&T Bank Corp.	302,099	51,994,259
Magyar Bancorp, Inc.	11,929	147,681
Mainstreet Bancshares, Inc.	9,530	164,393
Mercantile Bank Corp.	27,995	1,287,210
Meridian Corp.	14,170	165,081
Metrocity Bankshares, Inc.	30,843	945,338
Metropolitan Bank Holding Corp. (a)	19,917	1,029,908
Mid Penn Bancorp, Inc.	24,782	748,664
Middlefield Banc Corp.	12,924	361,484
Midland States Bancorp, Inc.	37,447	852,668
MidWestOne Financial Group, Inc.	25,273	738,477
MVB Financial Corp.	19,600	411,600
National Bank Holdings Corp. Class A	70,289	3,079,361
National Bankshares, Inc.	10,941	330,418
NB Bancorp, Inc.	69,501	1,312,179
NBT Bancorp, Inc.	86,063	4,213,644
New York Community Bancorp, Inc.	484,191	5,248,630
Nicolet Bankshares, Inc.	24,004	2,359,593
Northeast Bank	12,050	855,671
Northeast Community Bancorp, Inc.	25,508	582,603
Northfield Bancorp, Inc.	70,166	850,412
Northrim Bancorp, Inc.	9,388	647,490
Northwest Bancshares, Inc.	232,729	3,223,297
Norwood Financial Corp.	12,512	340,827
NSTS Bancorp, Inc. (a)	667	6,510
Oak Valley Bancorp Oakdale California	10,484	279,608
OceanFirst Financial Corp.	109,370	1,954,442
OFG Bancorp	84,916	3,905,287
Ohio Valley Banc Corp.	8,648	211,876
Old National Bancorp, Indiana	567,634	11,267,535
Old Point Financial Corp.	7,598	148,807
Old Second Bancorp, Inc.	75,339	1,283,023
OP Bancorp	18,802	242,170
OptimumBank Holdings, Inc. (a)	1,617	7,390
Orange County Bancorp, Inc.	8,265	474,824
Origin Bancorp, Inc.	51,820	1,734,415
Orrstown Financial Services, Inc.	30,727	1,100,027
Pacific Premier Bancorp, Inc.	172,337	4,429,061
Park National Corp.	25,655	4,509,892
Parke Bancorp, Inc.	17,642	361,661
Pathfinder Bancorp, Inc.	4,869	77,368
Pathward Financial, Inc.	46,615	3,208,044
Patriot National Bancorp, Inc. (a)	606	1,109
PB Bankshares, Inc. (a)	219	3,524
PCB Bancorp	21,611	416,228
Peapack-Gladstone Financial Corp.	27,092	773,748
Penns Woods Bancorp, Inc.	11,159	250,631
Peoples Bancorp of North Carolina	8,142	237,014
Peoples Bancorp, Inc.	62,781	2,008,992
Peoples Financial Services Corp.	15,444	735,289
Pinnacle Financial Partners, Inc.	137,999	13,740,560
Pioneer Bancorp, Inc. (a)	10,735	118,085
Plumas Bancorp	9,225	376,288
PNC Financial Services Group, Inc.	721,911	133,618,507
Ponce Financial Group, Inc. (a)	36,546	414,432
Popular, Inc.	130,244	13,350,010
Preferred Bank, Los Angeles	23,217	1,923,528
Premier Financial Corp.	63,702	1,596,372
Primis Financial Corp.	32,928	400,075
Princeton Bancorp, Inc.	8,797	327,600
Prosperity Bancshares, Inc.	175,798	12,935,217
Provident Bancorp, Inc. (a)	28,388	313,120
Provident Financial Holdings, Inc.	18,948	266,598
Provident Financial Services, Inc.	256,064	4,883,140
QCR Holdings, Inc.	31,220	2,407,999
RBB Bancorp	23,981	550,604
Red River Bancshares, Inc.	8,490	450,904
Regions Financial Corp.	1,649,997	38,642,930
Renasant Corp.	113,128	3,959,480
Republic Bancorp, Inc., Kentucky Class A	15,803	1,009,812
Rhinebeck Bancorp, Inc. (a)	925	7,483
Richmond Mutual Bancorp., Inc.	20,460	258,205
Riverview Bancorp, Inc.	36,453	168,413
S&T Bancorp, Inc.	67,866	2,916,202
Sandy Spring Bancorp, Inc.	80,019	2,504,595
SB Financial Group, Inc.	11,656	189,527
Seacoast Banking Corp., Florida	152,909	4,183,590
ServisFirst Bancshares, Inc.	88,940	7,209,476
Shore Bancshares, Inc.	53,085	753,807
Sierra Bancorp	22,183	668,374
Simmons First National Corp. Class A	226,233	4,845,911
SmartFinancial, Inc.	25,698	751,153
Sound Financial Bancorp, Inc.	4,124	228,470
South Plains Financial, Inc.	20,601	719,181
Southern First Bancshares, Inc. (a)	13,693	444,749
Southern Missouri Bancorp, Inc.	16,446	951,072
Southern States Bancshares, Inc.	11,394	355,721
Southside Bancshares, Inc.	50,828	1,739,842
Southstate Corp.	137,485	13,348,419
SR Bancorp, Inc.	11,671	116,710
Stellar Bancorp, Inc.	84,351	2,300,252
Sterling Bancorp, Inc. (a)	29,607	171,425
Stock Yards Bancorp, Inc.	50,207	3,042,544
Summit State Bank	8,758	76,195
Synovus Financial Corp.	264,002	12,175,772
Territorial Bancorp, Inc.	12,977	126,266
Texas Capital Bancshares, Inc. (a)	84,025	5,648,161
Texas Community Bancshares, Inc.	289	4,159
TFS Financial Corp.	96,648	1,312,480
The First Bancorp, Inc.	15,449	430,873
Third Coast Bancshares, Inc. (a)	22,590	578,530
Timberland Bancorp, Inc./Washington	13,000	405,990
Tompkins Financial Corp.	23,686	1,452,899
TowneBank	125,486	4,348,090
Trico Bancshares	61,798	2,809,337
Triumph Bancorp, Inc. (a)	38,660	3,246,667
Truist Financial Corp.	2,426,086	107,863,784
Trustco Bank Corp., New York	34,079	1,187,312
Trustmark Corp.	109,487	3,647,012
U.S. Bancorp	2,829,431	133,634,026
UMB Financial Corp.	81,114	8,402,599
Union Bankshares, Inc.	6,944	180,544
United Bancorp, Inc.	8,976	111,931
United Bankshares, Inc., West Virginia	244,682	9,510,789
United Community Bank, Inc.	216,373	6,592,885
United Security Bancshares, California	18,580	154,214
Unity Bancorp, Inc.	9,811	332,887
Univest Corp. of Pennsylvania	52,892	1,505,306
USCB Financial Holdings, Inc.	20,359	303,960
Valley National Bancorp	770,824	6,690,752
Veritex Holdings, Inc.	99,149	2,497,563
Village Bank & Trust Financial Corp.	184	8,924
Virginia National Bankshares C	7,763	308,346
WaFd, Inc.	120,334	4,412,648
Washington Trust Bancorp, Inc.	33,285	1,091,748
Webster Financial Corp.	311,094	14,755,188
Wells Fargo & Co.	6,318,644	369,451,115
WesBanco, Inc.	105,478	3,397,446
West Bancorp., Inc.	26,203	522,750
Westamerica Bancorp.	48,888	2,531,910
Western Alliance Bancorp.	197,677	16,146,257
Western New England Bancorp, Inc.	32,553	289,071
William Penn Bancorp, Inc.	21,437	257,244
Wintrust Financial Corp.	116,613	12,687,494
WSFS Financial Corp.	108,672	5,948,705
Zions Bancorporation NA	267,800	13,272,168
		3,643,321,284
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	57,355	9,970,020
Alti Global, Inc. Class A (a)(b)	54,979	221,016
Ameriprise Financial, Inc.	179,919	80,862,795
Ares Management Corp. Class A,	315,549	46,196,374
Artisan Partners Asset Management, Inc. Class A,	131,358	5,463,179
Assetmark Financial Holdings, Inc. (a)	41,249	1,449,902
Associated Capital Group, Inc.	1,761	58,694
B. Riley Financial, Inc. (b)	29,752	146,231
Bakkt Holdings, Inc. Class A (a)(b)	8,988	127,270
Bank of New York Mellon Corp.	1,354,951	92,434,757
Beneficient Class A (a)(b)	1,705	2,558
BGC Group, Inc. Class A	695,187	6,868,448
Binah Capital Group, Inc. (b)	3,616	12,656
BlackRock, Inc.	252,908	228,074,963
Blackstone, Inc.	1,294,787	184,325,877
Blue Owl Capital, Inc. Class A	804,527	14,191,856
Bridge Investment Group Holdings, Inc.	64,116	526,392
BrightSphere Investment Group, Inc.	51,673	1,260,304
Carlyle Group LP	393,015	15,771,692
Cboe Global Markets, Inc.	190,676	39,164,850
Charles Schwab Corp.	2,703,897	176,023,695
CME Group, Inc.	652,722	140,818,244
Cohen & Co., Inc.	486	4,131
Cohen & Steers, Inc.	50,993	4,556,734
Coinbase Global, Inc. Class A (a)	321,702	58,987,279
Diamond Hill Investment Group, Inc.	5,459	862,686
Dominari Holdings, Inc. (a)	7,418	12,166
Donnelley Financial Solutions, Inc. (a)	44,469	2,964,304
Ellington Residential Mortgage REIT	39,170	271,056
Evercore, Inc. Class A	64,781	15,919,283
FactSet Research Systems, Inc.	69,002	29,176,806
Federated Hermes, Inc. Class B	147,147	5,047,142
Forge Global Holdings, Inc. Class A (a)	195,040	273,056
Franklin Resources, Inc.	538,208	10,893,330
GCM Grosvenor, Inc. Class A	93,546	1,018,716
Goldman Sachs Group, Inc.	583,781	297,874,255
Great Elm Group, Inc. (a)	41,487	74,677
Hamilton Lane, Inc. Class A	71,747	10,965,811
Hennessy Advisors, Inc.	1,099	10,660
Heritage Global, Inc. (a)	48,465	83,360
Houlihan Lokey Class A	95,397	14,941,078
Interactive Brokers Group, Inc.	194,207	25,031,340
Intercontinental Exchange, Inc.	1,038,094	167,704,086
Invesco Ltd.	808,236	13,812,753
Janus Henderson Group PLC	229,629	8,636,347
Jefferies Financial Group, Inc.	304,750	18,269,763
KKR & Co., Inc. Class A	1,204,801	149,118,220
Lazard, Inc. Class A	203,369	10,190,821
LPL Financial	135,031	30,292,855
MarketAxess Holdings, Inc.	68,329	16,562,266
MarketWise, Inc. Class A	47,349	37,453
Moelis & Co. Class A	131,821	8,804,325
Moody's Corp.	284,235	138,632,779
Morgan Stanley	2,266,723	234,855,170
Morningstar, Inc.	47,401	14,873,012
MSCI, Inc.	143,363	83,235,124
NASDAQ, Inc.	747,963	53,913,173
Northern Trust Corp.	369,505	33,702,551
Open Lending Corp. (a)	178,059	1,025,620
Oppenheimer Holdings, Inc. Class A (non-vtg.)	14,781	778,959
P10, Inc. Class A	85,306	857,325
Perella Weinberg Partners Class A	94,258	1,842,744
Piper Sandler Cos.	29,269	7,981,656
PJT Partners, Inc. Class A	40,130	4,956,055
Raymond James Financial, Inc.	336,953	40,289,470
Robinhood Markets, Inc. (a)	959,573	19,306,609
S&P Global, Inc.	579,641	297,494,947
SEI Investments Co.	180,459	12,204,442
Siebert Financial Corp. (a)	8,951	15,843
Silvercrest Asset Management Group Class A	19,360	313,632
State Street Corp.	546,066	47,562,349
StepStone Group, Inc. Class A	93,064	5,090,601
Stifel Financial Corp.	185,041	16,309,514
StoneX Group, Inc. (a)	49,078	4,066,603
T. Rowe Price Group, Inc.	404,575	42,901,133
TPG, Inc. Class A	141,766	7,152,095
Tradeweb Markets, Inc. Class A	212,402	25,114,412
U.S. Global Investors, Inc. Class A	16,788	43,145
Value Line, Inc.	1,293	53,608
Victory Capital Holdings, Inc.	66,679	3,638,673
Virtu Financial, Inc. Class A	161,943	4,973,270
Virtus Investment Partners, Inc.	12,090	2,558,969
Westwood Holdings Group, Inc.	13,714	182,945
WisdomTree Investments, Inc.	205,321	2,081,955
		3,054,376,915
Consumer Finance - 0.6%
Ally Financial, Inc.	493,746	21,324,890
American Express Co.	1,029,367	266,245,775
Atlanticus Holdings Corp. (a)	8,877	313,802
Bread Financial Holdings, Inc.	89,015	5,178,003
Capital One Financial Corp.	692,317	101,722,137
Consumer Portfolio Services, Inc. (a)	16,103	132,850
Credit Acceptance Corp. (a)	10,920	5,094,508
Discover Financial Services	454,147	62,994,730
Encore Capital Group, Inc. (a)(b)	41,383	2,072,461
Enova International, Inc. (a)	48,447	4,153,361
EZCORP, Inc. (non-vtg.) Class A (a)	93,191	1,138,794
FirstCash Holdings, Inc.	68,831	8,265,915
Green Dot Corp. Class A (a)	79,175	884,385
Katapult Holdings, Inc. (a)	5,603	73,119
LendingClub Corp. (a)	195,926	2,380,501
LendingTree, Inc. (a)	20,156	1,167,637
Medallion Financial Corp. (b)	32,333	261,251
MoneyLion, Inc. Class A (a)	9,636	447,303
Navient Corp.	145,734	2,467,277
Nelnet, Inc. Class A	31,750	3,669,665
NerdWallet, Inc. (a)	68,614	887,179
Nicholas Financial, Inc. (a)(b)	4,023	22,770
OneMain Holdings, Inc.	215,523	10,648,991
Oportun Financial Corp. (a)	48,136	142,964
OppFi, Inc. Class A	31,804	151,705
PRA Group, Inc. (a)	69,577	1,622,536
PROG Holdings, Inc.	79,890	3,735,656
Regional Management Corp.	16,276	545,734
SLM Corp.	396,317	8,742,753
SoFi Technologies, Inc. Class A (a)(b)	1,931,727	15,434,499
Synchrony Financial	728,186	36,598,628
Upstart Holdings, Inc. (a)(b)	140,783	5,983,278
World Acceptance Corp. (a)	6,169	727,017
		575,232,074
Financial Services - 4.1%
Acacia Research Corp. (a)	93,477	449,624
Affirm Holdings, Inc. Class A, (a)	436,202	19,197,250
Alerus Financial Corp.	31,063	697,364
Apollo Global Management, Inc.	793,094	91,784,769
AppTech Payments Corp. (a)(b)	18,896	14,737
AvidXchange Holdings, Inc. (a)	310,767	2,507,890
Berkshire Hathaway, Inc. Class B (a)	3,279,368	1,560,716,819
Better Home & Finance Holding Class A (a)(b)	9,277	146,020
Block, Inc. Class A (a)	1,005,590	66,449,387
BM Technologies, Inc. (a)	21,878	66,303
Cannae Holdings, Inc.	121,458	2,431,589
Cantaloupe, Inc. (a)	102,817	711,494
Cass Information Systems, Inc.	23,586	1,024,576
Corebridge Financial, Inc.	422,672	12,494,184
Corpay, Inc. (a)	127,053	40,091,574
Enact Holdings, Inc.	60,521	2,151,522
Equitable Holdings, Inc.	548,037	23,302,533
Essent Group Ltd.	190,989	12,278,683
Euronet Worldwide, Inc. (a)	78,983	8,523,056
EVERTEC, Inc.	122,761	4,204,564
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	18,272	3,608,172
Fidelity National Information Services, Inc.	1,005,529	82,905,866
Finance of America Companies, Inc. (a)	7,951	57,883
Fiserv, Inc. (a)	1,057,430	184,627,278
FlexShopper, Inc. (a)	26,556	29,212
Flywire Corp. (a)	206,818	3,745,474
Global Payments, Inc.	459,609	51,021,195
Guild Holdings Co. Class A	23,678	358,485
HA Sustainable Infrastructure Capital, Inc.	207,510	6,719,174
i3 Verticals, Inc. Class A (a)	40,641	920,925
International Money Express, Inc. (a)	62,114	1,127,369
Jack Henry & Associates, Inc.	130,944	22,657,240
Jackson Financial, Inc.	121,335	10,916,510
loanDepot, Inc. Class A (a)	96,324	252,369
Marqeta, Inc. Class A (a)	833,882	4,444,591
MasterCard, Inc. Class A	1,487,043	718,747,364
Merchants Bancorp	53,034	2,431,609
MGIC Investment Corp.	478,548	12,169,476
Mr. Cooper Group, Inc. (a)	116,329	10,912,823
NCR Atleos Corp.	129,184	3,695,954
Newtekone, Inc.	44,399	556,319
NMI Holdings, Inc. (a)	144,705	5,943,034
Onity Group, Inc. (a)	12,211	353,875
Paymentus Holdings, Inc. Class A (a)	33,206	754,772
Payoneer Global, Inc. (a)	475,613	3,533,805
PayPal Holdings, Inc. (a)	1,929,382	139,745,138
Paysign, Inc. (a)	67,236	318,699
PennyMac Financial Services, Inc.	51,952	5,610,816
Priority Technology Holdings, Inc. (a)	19,831	118,986
Radian Group, Inc.	273,736	9,895,556
Remitly Global, Inc. (a)	266,794	3,641,738
Repay Holdings Corp. (a)	135,628	1,147,413
Rocket Companies, Inc. Class A (a)(b)	244,158	4,797,705
Ryvyl, Inc. (a)(b)	5,350	5,778
Security National Financial Corp. Class A	25,962	230,802
Sezzle, Inc. (b)	5,305	722,700
SHF Holdings, Inc. Class A (a)	12,885	8,137
Shift4 Payments, Inc. Class A (a)(b)	113,732	9,451,129
SWK Holdings Corp. (a)	8,583	151,061
The Western Union Co.	609,266	7,433,045
Toast, Inc. (a)	723,634	17,989,541
Usio, Inc. (a)	20,216	30,324
UWM Holdings Corp. Class A	167,615	1,575,581
Velocity Financial, Inc. (a)(b)	19,661	369,037
Visa, Inc. Class A	2,850,341	787,748,742
Voya Financial, Inc.	181,382	12,847,287
Walker & Dunlop, Inc.	60,429	6,469,529
Waterstone Financial, Inc.	37,336	565,640
WEX, Inc. (a)	75,434	14,409,403
XBP Europe Holdings, Inc. Class A (a)	19,540	23,448
		4,007,041,947
Insurance - 2.3%
AFLAC, Inc.	936,534	103,355,892
Allstate Corp.	477,384	90,196,933
AMBAC Financial Group, Inc. (a)	79,727	932,806
American Coastal Insurance Cor (a)	36,632	411,377
American Financial Group, Inc.	118,810	15,875,392
American International Group, Inc.	1,200,350	92,486,968
Amerisafe, Inc.	33,433	1,675,662
Aon PLC	393,914	135,396,120
Arch Capital Group Ltd. (a)	677,250	76,590,203
Arthur J. Gallagher & Co.	395,695	115,768,486
Assurant, Inc.	93,457	18,350,282
Assured Guaranty Ltd.	93,420	7,481,074
Axis Capital Holdings Ltd.	139,078	11,109,551
Brighthouse Financial, Inc. (a)	114,570	5,258,763
Brown & Brown, Inc.	428,749	45,074,382
Chubb Ltd.	735,862	209,117,263
Cincinnati Financial Corp.	284,165	38,939,130
Citizens, Inc. Class A (a)(b)	89,011	256,352
CNA Financial Corp.	59,062	3,066,499
CNO Financial Group, Inc.	197,969	6,913,077
Crawford & Co.:
Class A	23,470	248,078
Class B	16,003	176,353
Donegal Group, Inc. Class A	35,295	537,190
eHealth, Inc. (a)	48,956	198,272
Employers Holdings, Inc.	46,490	2,229,196
Enstar Group Ltd. (a)	22,913	7,469,638
Erie Indemnity Co. Class A	45,152	22,947,601
Everest Re Group Ltd.	78,802	30,909,296
F&G Annuities & Life, Inc.	31,862	1,455,775
Fidelity National Financial, Inc.	469,633	27,689,562
First American Financial Corp.	185,335	11,824,373
Fundamental Global, Inc. (a)	23,510	24,450
Genworth Financial, Inc. Class A (a)	804,427	5,614,900
Globe Life, Inc.	154,208	16,199,550
GoHealth, Inc. (a)	8,827	74,676
Goosehead Insurance Class A (a)	45,879	3,869,435
Greenlight Capital Re, Ltd. (a)	53,059	741,234
Hagerty, Inc. Class A (a)	53,713	641,333
Hanover Insurance Group, Inc.	64,864	9,534,359
Hartford Financial Services Group, Inc.	534,775	62,087,378
HCI Group, Inc.	12,659	1,213,112
Heritage Insurance Holdings, Inc. (a)	54,214	874,472
Hippo Holdings, Inc. (a)	30,887	613,107
Horace Mann Educators Corp.	73,108	2,603,376
ICC Holdings, Inc. (a)	313	7,174
Investors Title Co.	2,456	553,312
James River Group Holdings Ltd.	65,640	485,736
Kemper Corp.	109,758	6,860,973
Kingstone Companies, Inc. (a)	12,933	112,776
Kingsway Financial Services, Inc. (a)	34,405	285,217
Kinsale Capital Group, Inc.	40,300	19,790,927
Lemonade, Inc. (a)(b)	110,405	2,045,805
Lincoln National Corp.	307,783	9,879,834
Loews Corp.	329,013	26,959,325
Maiden Holdings Ltd. (a)	218,851	389,555
Markel Group, Inc. (a)	23,588	37,756,840
Marsh & McLennan Companies, Inc.	892,256	202,997,163
MBIA, Inc.	80,069	313,870
Mercury General Corp.	47,797	3,165,595
MetLife, Inc.	1,082,241	83,852,033
NI Holdings, Inc. (a)	10,645	165,423
Old Republic International Corp.	456,762	16,384,053
Oscar Health, Inc. Class A (a)	278,967	5,105,096
Palomar Holdings, Inc. (a)	45,046	4,469,464
Primerica, Inc.	62,564	16,468,722
Principal Financial Group, Inc.	389,255	31,693,142
ProAssurance Corp. (a)	94,166	1,261,824
Progressive Corp.	1,061,081	267,604,628
Prudential Financial, Inc.	651,409	78,924,714
Reinsurance Group of America, Inc.	118,872	26,242,183
Reliance Global Group, Inc. (a)(b)	57	160
RenaissanceRe Holdings Ltd.	95,825	24,415,252
RLI Corp.	72,130	11,115,233
Root, Inc. (a)(b)	14,055	609,425
Ryan Specialty Group Holdings, Inc. Class A	187,292	12,104,682
Safety Insurance Group, Inc.	27,172	2,406,081
Selective Insurance Group, Inc.	110,377	10,042,099
Selectquote, Inc. (a)	257,334	1,049,923
Siriuspoint Ltd. (a)	162,111	2,430,044
Skyward Specialty Insurance Group, Inc. (a)	66,329	2,710,866
Stewart Information Services Corp.	49,664	3,670,666
The Baldwin Insurance Group, Inc. Class A, (a)	124,594	5,842,213
The Travelers Companies, Inc.	414,799	94,603,208
Tiptree, Inc.	36,644	726,651
Trupanion, Inc. (a)(b)	64,108	2,931,659
United Fire Group, Inc.	38,558	789,282
Universal Insurance Holdings, Inc.	47,925	1,025,116
Unum Group	323,693	17,961,725
W.R. Berkley Corp.	547,147	32,664,676
White Mountains Insurance Group Ltd.	4,561	8,411,579
Willis Towers Watson PLC	184,714	53,956,807
		2,321,275,659
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	14,704	227,177
AG Mortgage Investment Trust, Inc.	54,754	407,370
AGNC Investment Corp.	1,301,162	13,284,864
Angel Oak Mortgage (REIT), Inc.	39,088	441,694
Annaly Capital Management, Inc.	903,196	18,208,431
Apollo Commercial Real Estate Finance, Inc.	268,931	2,847,979
Arbor Realty Trust, Inc. (b)	339,353	4,615,201
Ares Commercial Real Estate Corp.	93,154	657,667
Armour Residential REIT, Inc. (b)	93,199	1,905,920
Blackstone Mortgage Trust, Inc. (b)	327,727	6,049,840
BrightSpire Capital, Inc.	251,951	1,499,108
Cherry Hill Mortgage Investment Corp.	47,821	168,808
Chimera Investment Corp.	148,526	2,299,182
Claros Mortgage Trust, Inc.	217,360	1,738,880
Dynex Capital, Inc.	112,753	1,420,688
Ellington Financial LLC	138,096	1,815,962
Franklin BSP Realty Trust, Inc.	155,106	2,112,544
Granite Point Mortgage Trust, Inc.	86,441	227,340
Great Ajax Corp.	48,714	156,859
Invesco Mortgage Capital, Inc.	86,004	754,255
KKR Real Estate Finance Trust, Inc.	110,514	1,318,432
Ladder Capital Corp. Class A	204,649	2,529,462
Lument Finance Trust, Inc.	79,339	195,174
Manhattan Bridge Capital, Inc.	23,665	123,531
MFA Financial, Inc.	194,705	2,437,707
New York Mortgage Trust, Inc.	176,991	1,180,530
Nexpoint Real Estate Finance, Inc.	22,539	374,824
Orchid Island Capital, Inc.	86,979	713,228
PennyMac Mortgage Investment Trust	156,275	2,220,668
Ready Capital Corp.	289,277	2,398,106
Redwood Trust, Inc.	237,789	1,800,063
Rithm Capital Corp.	874,166	10,437,542
Sachem Capital Corp.	76,072	186,376
Seven Hills Realty Trust	22,557	312,866
Starwood Property Trust, Inc.	542,901	11,314,057
Sunrise Realty Trust, Inc.	9,376	132,108
TPG RE Finance Trust, Inc.	115,226	1,043,948
Two Harbors Investment Corp.	193,399	2,738,530
		102,296,921
TOTAL FINANCIALS		13,703,544,800
HEALTH CARE - 12.2%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)	102	185
2seventy bio, Inc. (a)(b)	89,934	437,979
4D Molecular Therapeutics, Inc. (a)	79,063	1,186,736
89Bio, Inc. (a)	145,795	1,385,053
Aadi Bioscience, Inc. (a)	26,137	47,308
AbbVie, Inc.	3,197,790	627,758,155
Abeona Therapeutics, Inc. (a)	61,690	351,633
Absci Corp. (a)(b)	138,581	609,756
ACADIA Pharmaceuticals, Inc. (a)	217,174	3,600,745
Acelyrin, Inc. (a)	56,122	268,263
Aceragen, Inc. (a)(b)(c)	5,354	2,061
Achieve Life Sciences, Inc. (a)	36,044	158,233
Acrivon Therapeutics, Inc. (a)(b)	23,290	221,022
Actinium Pharmaceuticals, Inc. (a)(b)	53,246	105,960
Acumen Pharmaceuticals, Inc. (a)	42,441	116,288
Acurx Pharmaceuticals, Inc. (a)(b)	20,097	44,213
Adicet Bio, Inc. (a)	109,941	160,514
ADMA Biologics, Inc. (a)	407,816	7,059,295
Adverum Biotechnologies, Inc. (a)	34,017	236,078
Aeon Biopharma, Inc. (a)(b)	38,152	31,800
Aerovate Therapeutics, Inc. (a)	24,043	46,403
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	0
Agenus, Inc. (a)(b)	31,560	162,534
Agios Pharmaceuticals, Inc. (a)	107,418	4,931,560
Aileron Therapeutics, Inc. (a)	7,675	19,341
AIM ImmunoTech, Inc. (a)	36,509	12,534
Akebia Therapeutics, Inc. (a)	309,740	480,097
Akero Therapeutics, Inc. (a)	130,895	3,560,344
Alaunos Therapeutics, Inc. (a)(b)	2,376	6,154
Aldeyra Therapeutics, Inc. (a)	87,853	505,594
Alector, Inc. (a)	129,741	685,032
Aligos Therapeutics, Inc. Class A, (a)(b)	1,921	24,358
Alkermes PLC (a)	309,187	8,796,370
Allakos, Inc. (a)	114,503	81,171
Allogene Therapeutics, Inc. (a)(b)	229,733	604,198
Allovir, Inc. (a)	96,463	75,174
Alnylam Pharmaceuticals, Inc. (a)	229,092	60,180,177
Altimmune, Inc. (a)(b)	117,542	787,531
ALX Oncology Holdings, Inc. (a)(b)	48,238	111,912
Alzamend Neuro, Inc. (a)(b)	705	1,657
Amgen, Inc.	970,797	324,081,163
Amicus Therapeutics, Inc. (a)	504,885	5,861,715
AnaptysBio, Inc. (a)	35,598	1,355,928
Anavex Life Sciences Corp. (a)(b)	145,844	877,981
Anika Therapeutics, Inc. (a)	26,869	690,533
Anixa Biosciences, Inc. (a)	51,830	173,112
Annexon, Inc. (a)	119,866	683,236
Annovis Bio, Inc. (a)(b)	13,003	110,005
Apellis Pharmaceuticals, Inc. (a)	190,945	7,427,761
Apogee Therapeutics, Inc. (a)	50,966	2,607,930
Applied Therapeutics, Inc. (a)	161,244	1,022,287
Aprea Therapeutics, Inc. (a)	4,489	15,352
AquaBounty Technologies, Inc. (a)(b)	5,557	5,613
Aravive, Inc. (a)(b)(c)	46,160	1,851
Arbutus Biopharma Corp. (a)	344,564	1,333,463
Arcellx, Inc. (a)	67,060	4,609,704
Arcturus Therapeutics Holdings, Inc. (a)	44,369	936,186
Arcus Biosciences, Inc. (a)	112,392	1,924,151
Arcutis Biotherapeutics, Inc. (a)(b)	201,348	2,190,666
Ardelyx, Inc. (a)	417,895	2,582,591
Armata Pharmaceuticals, Inc. (a)	17,527	42,941
ArriVent Biopharma, Inc. (b)	19,639	524,950
Arrowhead Pharmaceuticals, Inc. (a)	233,140	5,555,726
Ars Pharmaceuticals, Inc. (a)(b)	93,314	1,211,216
Assembly Biosciences, Inc. (a)	8,631	140,340
Astria Therapeutics, Inc. (a)	79,628	973,850
Atara Biotherapeutics, Inc. (a)	6,449	49,012
Atossa Therapeutics, Inc. (a)(b)	220,503	302,089
aTyr Pharma, Inc. (a)(b)	146,584	274,112
Aura Biosciences, Inc. (a)	61,568	489,466
Avalo Therapeutics, Inc. (a)	1,729	12,864
Avid Bioservices, Inc. (a)(b)	113,510	1,196,395
Avidity Biosciences, Inc. (a)	189,036	8,317,584
Avita Medical, Inc. (a)(b)	45,676	427,527
Beam Therapeutics, Inc. (a)	124,200	3,313,656
Benitec Biopharma, Inc. (a)	8,438	78,052
Bio-Path Holdings, Inc. (a)	170	169
bioAffinity Technologies, Inc. (a)(b)	10,347	15,521
BioAtla, Inc. (a)	64,492	114,151
BioCardia, Inc. (a)(b)	3,237	9,873
BioCryst Pharmaceuticals, Inc. (a)	367,620	3,194,618
Biogen, Inc. (a)	262,926	53,836,728
Biohaven Ltd. (a)	138,629	5,461,983
BioMarin Pharmaceutical, Inc. (a)	343,804	31,358,363
Biomea Fusion, Inc. (a)(b)	41,319	302,868
Biora Therapeutics, Inc. (a)	34,875	24,304
BioRestorative Therapies, Inc. (a)	13,485	22,115
BioVie, Inc. (a)(b)	1,855	5,157
BioXcel Therapeutics, Inc. (a)	38,557	23,713
Black Diamond Therapeutics, Inc. (a)(b)	65,746	401,051
bluebird bio, Inc. (a)(b)	390,344	219,178
Blueprint Medicines Corp. (a)	114,456	10,935,126
Bolt Biotherapeutics, Inc. (a)	126,942	86,321
BrainStorm Cell Therpeutic, Inc. (a)	47,807	14,772
BridgeBio Pharma, Inc. (a)	257,597	7,174,076
C4 Therapeutics, Inc. (a)(b)	104,720	661,830
Cabaletta Bio, Inc. (a)	66,441	374,063
Candel Therapeutics, Inc. (a)(b)	29,379	198,308
Capricor Therapeutics, Inc. (a)(b)	57,770	264,009
Cardiff Oncology, Inc. (a)(b)	74,598	172,321
Cardio Diagnostics Holdings, Inc. (a)	27,496	10,311
CareDx, Inc. (a)	96,995	2,980,656
Cargo Therapeutics, Inc. (b)	35,046	660,968
Caribou Biosciences, Inc. (a)	143,804	310,617
Carisma Therapeutics, Inc. (a)	40,501	43,336
Carisma Therapeutics, Inc. rights (a)(c)	335,306	3
Cartesian Therapeutics, Inc. (b)	6,212	86,720
Cartesian Therapeutics, Inc. rights (a)(c)	188,029	80,852
Catalyst Pharmaceutical Partners, Inc. (a)	202,601	4,102,670
Cel-Sci Corp. (a)(b)	89,944	97,140
Celcuity, Inc. (a)	33,248	530,638
Celldex Therapeutics, Inc. (a)	125,115	5,171,003
Cellectar Biosciences, Inc. (a)(b)	72,300	159,060
Celularity, Inc. Class A (a)(b)	20,929	62,996
Century Therapeutics, Inc. (a)(b)	57,029	100,371
Cervomed, Inc. (a)(b)	7,288	135,703
CG Oncology, Inc. (b)	37,101	1,368,285
Checkpoint Therapeutics, Inc. (a)(b)	45,710	107,419
Chimerix, Inc. (a)	155,256	144,714
Chinook Therapeutics, Inc. rights (a)(c)	14,580	0
Cibus, Inc. (a)	29,956	202,802
Cidara Therapeutics, Inc. (a)	6,142	73,028
Clene, Inc. (a)(b)	6,702	35,320
Coeptis Therapeutics Holdings (a)	22,919	4,682
Cogent Biosciences, Inc. (a)	141,314	1,517,712
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
Coherus BioSciences, Inc. (a)(b)	159,396	221,560
Compass Therapeutics, Inc. (a)	163,593	258,477
Corbus Pharmaceuticals Holdings, Inc. (a)	18,927	1,157,954
Corvus Pharmaceuticals, Inc. (a)	80,362	360,022
Coya Therapeutics, Inc. (a)	24,582	146,509
Crinetics Pharmaceuticals, Inc. (a)	121,927	6,469,447
CRISPR Therapeutics AG (a)(b)	155,455	7,418,313
Cue Biopharma, Inc. (a)(b)	82,401	59,535
Cullinan Oncology, Inc. (a)	82,803	1,622,939
Curis, Inc. (a)	10,242	56,587
Cyclerion Therapeutics, Inc. (a)	2,260	6,125
Cyclo Therapeutics, Inc. (a)	9,068	6,780
Cyteir Therapeutics, Inc. (c)	15,830	0
Cytokinetics, Inc. (a)(b)	209,440	11,954,835
CytomX Therapeutics, Inc. (a)	118,675	140,037
Day One Biopharmaceuticals, Inc. (a)	100,695	1,393,619
Denali Therapeutics, Inc. (a)	241,250	5,896,150
Design Therapeutics, Inc. (a)(b)	48,306	229,454
DiaMedica Therapeutics, Inc. (a)	21,976	86,366
Dianthus Therapeutics, Inc. (a)(b)	35,411	1,020,899
Dianthus Therapeutics, Inc. rights (a)(c)	49,503	1
Disc Medicine, Inc. (a)	32,119	1,632,288
Dyadic International, Inc. (a)	37,768	50,231
Dynavax Technologies Corp. (a)	257,647	2,890,799
Dyne Therapeutics, Inc. (a)	134,137	6,182,374
Eagle Pharmaceuticals, Inc. (a)	18,563	95,414
Edesa Biotech, Inc. (a)	1,203	5,414
Editas Medicine, Inc. (a)(b)	146,973	549,679
Eledon Pharmaceuticals, Inc. (a)	44,315	124,525
Elevation Oncology, Inc. (a)	56,752	44,153
Elicio Therapeutics, Inc. (a)	11,645	44,367
Eliem Therapeutics, Inc. (a)(b)	15,151	105,905
Elutia, Inc. (a)(b)	21,970	90,077
Emergent BioSolutions, Inc. (a)	91,376	759,335
Enanta Pharmaceuticals, Inc. (a)	34,982	450,568
Entrada Therapeutics, Inc. (a)	34,740	614,898
Equillium, Inc. (a)	35,358	37,833
Erasca, Inc. (a)(b)	306,516	885,831
Eterna Therapeutics, Inc. (a)	2,047	3,705
Exact Sciences Corp. (a)	336,015	20,728,765
Exagen, Inc. (a)	10,039	29,916
Exelixis, Inc. (a)	530,752	13,815,475
Exicure, Inc. (a)(b)	895	1,745
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	150,668	552,952
FibroGen, Inc. (a)	151,755	55,482
Foghorn Therapeutics, Inc. (a)	37,658	311,808
Forte Biosciences, Inc. (a)	665	5,280
Fortress Biotech, Inc. (a)(b)	23,576	47,859
G1 Therapeutics, Inc. (a)(b)	79,383	564,413
Gain Therapeutics, Inc. (a)	56,813	61,926
Galectin Therapeutics, Inc. (a)(b)	82,165	221,435
Galecto, Inc. (a)	2,452	29,301
Genelux Corp. (a)(b)	34,455	74,767
Generation Bio Co. (a)	98,300	259,512
Genprex, Inc. (a)(b)	1,703	1,158
GeoVax Labs, Inc. (a)(b)	554	2,565
Geron Corp. (a)	974,154	4,627,232
Gilead Sciences, Inc.	2,251,747	177,888,013
GlycoMimetics, Inc. (a)	80,838	14,252
Gossamer Bio, Inc. (a)	365,888	321,176
Grail, Inc. (b)	48,096	678,635
Greenwich Lifesciences, Inc. (a)(b)	8,011	112,314
Gritstone Bio, Inc. (a)	148,151	70,638
Gt Biopharma, Inc. (a)	992	2,133
Gyre Therapeutics, Inc. (a)(b)	21,966	302,472
Gyre Therapeutics, Inc. rights (a)(c)	35,667	0
Halozyme Therapeutics, Inc. (a)	230,558	14,721,128
HCW Biologics, Inc. (a)	29,023	12,747
Heron Therapeutics, Inc. (a)(b)	269,576	520,282
HilleVax, Inc. (a)	45,425	84,945
Hookipa Pharma, Inc. (a)	9,881	51,678
Humacyte, Inc. Class A (a)(b)	131,648	796,470
iBio, Inc. (a)	686	1,351
Ideaya Biosciences, Inc. (a)	149,747	5,915,007
IGM Biosciences, Inc. (a)(b)	28,522	290,639
Immix Biopharma, Inc. (a)	22,343	47,814
Immucell Corp. (a)	13,793	51,724
Immuneering Corp. (a)	35,907	39,857
Immunic, Inc. (a)	151,367	228,564
ImmunityBio, Inc. (a)(b)	295,661	1,167,861
Immunome, Inc. (a)	76,889	1,167,175
Immunovant, Inc. (a)	108,987	3,367,698
Imunon, Inc. (a)(b)	8,015	9,217
In8bio, Inc. (a)	61,228	32,230
Incyte Corp. (a)	286,904	18,838,117
Inhibrx Biosciences, Inc.	12,861	187,256
Inmune Bio, Inc. (a)(b)	26,630	176,291
Inovio Pharmaceuticals, Inc. (a)(b)	41,150	297,103
Inozyme Pharma, Inc. (a)(b)	85,262	472,351
Insmed, Inc. (a)	293,124	22,415,192
Instil Bio, Inc. (a)	5,265	73,447
Intellia Therapeutics, Inc. (a)	186,142	4,177,026
Intensity Therapeutics, Inc. (a)	9,453	41,121
Invivyd, Inc. (a)	98,029	83,344
Ionis Pharmaceuticals, Inc. (a)	269,508	12,850,141
Iovance Biotherapeutics, Inc. (a)	434,781	5,069,546
Ironwood Pharmaceuticals, Inc. Class A (a)	251,353	1,271,846
iTeos Therapeutics, Inc. (a)	47,916	807,385
Janux Therapeutics, Inc. (a)	44,989	2,113,583
Jasper Therapeutics, Inc. (a)	22,747	495,885
Kala Bio, Inc. (a)	2,225	13,328
Kalvista Pharmaceuticals, Inc. (a)(b)	45,206	605,308
Karyopharm Therapeutics, Inc. (a)	212,130	161,261
Keros Therapeutics, Inc. (a)	55,519	2,517,787
Kezar Life Sciences, Inc. (a)	86,442	51,917
Kineta, Inc. (a)(b)	417	267
Kineta, Inc. rights (a)(c)	58,487	1
Kiniksa Pharmaceuticals Intern (a)(b)	56,732	1,517,014
Kintara Therapeutics, Inc. (a)(b)	9,778	1,826
Kodiak Sciences, Inc. (a)	53,326	133,848
Korro Bio, Inc. (a)	11,795	562,857
Korro Bio, Inc. rights (a)(c)	54,830	1
Kronos Bio, Inc. (a)	76,765	80,603
Krystal Biotech, Inc. (a)	46,044	8,984,105
Kura Oncology, Inc. (a)	138,656	2,920,095
Kymera Therapeutics, Inc. (a)	85,158	4,118,241
Kyverna Therapeutics, Inc. (b)	28,094	225,595
Lantern Pharma, Inc. (a)	22,948	93,857
Larimar Therapeutics, Inc. (a)	97,751	773,210
Leap Therapeutics, Inc. (a)(b)	28,602	82,946
Lenz Therapeutics, Inc. (b)	34,522	807,470
Lexeo Therapeutics, Inc.	25,081	288,682
Lexicon Pharmaceuticals, Inc. (a)	283,067	489,706
Lineage Cell Therapeutics, Inc. (a)(b)	352,451	311,531
Lisata Therapeutics, Inc. (a)	3,262	9,427
Longeveron, Inc. (a)(b)	3,345	6,824
Lumos Pharma, Inc. (a)(b)	3,251	12,679
Lyell Immunopharma, Inc. (a)	289,681	420,037
Macrogenics, Inc. (a)	110,332	387,265
Madrigal Pharmaceuticals, Inc. (a)	30,906	7,637,800
Maia Biotechnology, Inc. (a)	27,595	83,889
MannKind Corp. (a)	525,975	3,292,604
Marker Therapeutics, Inc. (a)(b)	8,951	31,060
Matinas BioPharma Holdings, Inc. (a)(b)(c)	383,889	36,239
MediciNova, Inc. (a)	60,925	91,388
Medipacific, Inc. rights (a)(c)	44,132	0
MEI Pharma, Inc.	6,708	21,063
Merrimack Pharmaceuticals, Inc. (a)(c)	28,782	0
Mersana Therapeutics, Inc. (a)	178,146	281,471
Metagenomi, Inc.	16,376	48,637
MiMedx Group, Inc. (a)	206,287	1,411,003
Mineralys Therapeutics, Inc. (a)	35,841	444,787
Minerva Neurosciences, Inc. (a)	6,924	19,041
MiNK Therapeutics, Inc. (a)	6,761	5,448
Mirum Pharmaceuticals, Inc. (a)(b)	67,576	2,913,201
Moderna, Inc. (a)	602,129	46,604,785
Molecular Templates, Inc. (a)	3,964	5,986
Moleculin Biotech, Inc. (a)	2,055	5,240
Monte Rosa Therapeutics, Inc. (a)	67,746	417,993
Mural Oncology PLC	29,356	97,462
Mustang Bio, Inc. (a)	6,452	1,814
Myriad Genetics, Inc. (a)	169,214	4,793,833
NanoViricides, Inc. (a)(b)	15,848	30,904
Natera, Inc. (a)	209,189	24,738,691
Neubase Therapeutics, Inc. (a)(c)	1,359	499
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	182,922	23,242,069
Neurogene, Inc. (a)(b)	18,207	681,306
Neurogene, Inc. rights (a)(c)	9,649	0
NextCure, Inc. (a)	28,995	42,623
Nkarta, Inc. (a)	79,485	422,065
NKGen Biotech, Inc. (a)(b)	15,070	11,623
Novavax, Inc. (a)(b)	248,491	3,076,319
Nurix Therapeutics, Inc. (a)	97,209	2,449,667
Nuvalent, Inc. Class A (a)	62,130	5,289,127
Nuvectis Pharma, Inc. (a)(b)	4,368	30,401
Ocean Biomedical, Inc. Class A (a)	21,585	24,391
Ocugen, Inc. (a)(b)	458,786	596,422
Olema Pharmaceuticals, Inc. (a)	90,997	1,073,765
Omega Therapeutics, Inc. (a)(b)	38,692	56,877
Omniab, Inc. (a)(c)	10,389	29,713
Omniab, Inc. (a)(c)	10,389	27,219
OncoCyte Corp. (a)(b)	6,561	20,667
Oncternal Therapeutics, Inc. (a)	4,027	16,833
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Oragenics, Inc. (a)(b)	1,390	1,765
Organogenesis Holdings, Inc. Class A (a)	135,017	388,849
Organovo Holdings, Inc. (a)	11,895	6,899
Orgenesis, Inc. (a)	40,821	27,346
ORIC Pharmaceuticals, Inc. (a)	75,183	779,648
Oruka Therapeutics, Inc. (b)	52,493	125,983
Outlook Therapeutics, Inc. (a)(b)	20,991	154,284
Ovid Therapeutics, Inc. (a)	115,002	129,952
Palatin Technologies, Inc. (a)(b)	23,223	37,853
Palisade Bio, Inc. rights (a)(c)	289	0
Passage Bio, Inc. (a)	68,825	48,219
PDL BioPharma, Inc. (a)(c)	218,274	35,483
PDS Biotechnology Corp. (a)(b)	53,207	170,262
PepGen, Inc. (a)	33,486	322,470
Perspective Therapeutics, Inc. (a)	91,177	1,440,597
PharmaCyte Biotech, Inc. (a)	65,916	100,851
Pieris Pharmaceuticals, Inc. (a)	1,259	23,166
PMV Pharmaceuticals, Inc. (a)	72,664	114,082
Poseida Therapeutics, Inc. (a)	120,888	345,740
Praxis Precision Medicines, Inc. (a)	34,012	1,807,738
Precigen, Inc. (a)(b)	234,377	257,815
Precision BioSciences, Inc. (a)	5,037	54,803
Prelude Therapeutics, Inc. (a)	23,856	124,051
Prime Medicine, Inc. (a)(b)	80,049	342,610
ProKidney Corp. Class A (a)(b)	60,234	144,562
Protagonist Therapeutics, Inc. (a)	110,738	4,749,553
Protara Therapeutics, Inc. (a)(b)	11,701	23,402
Prothena Corp. PLC (a)	83,342	1,856,026
PTC Therapeutics, Inc. (a)	142,528	5,034,089
Puma Biotechnology, Inc. (a)	71,573	178,933
Pyxis Oncology, Inc. (a)	69,283	262,583
Q32 Bio, Inc. (a)	5,065	220,226
Q32 Bio, Inc. rights (a)(c)	61,627	1
Qualigen Therapeutics, Inc. (a)(b)	1,512	282
Quince Therapeutics, Inc. (a)(b)	25,276	17,466
Rallybio Corp. (a)	28,669	32,969
RAPT Therapeutics, Inc. (a)	54,516	112,030
Recursion Pharmaceuticals, Inc. Class A (a)(b)	372,145	2,709,216
Regeneron Pharmaceuticals, Inc. (a)	191,748	227,161,938
REGENXBIO, Inc. (a)	72,806	889,689
Regulus Therapeutics, Inc. (a)	69,232	116,310
Relay Therapeutics, Inc. (a)	207,134	1,406,440
Reneo Pharmaceuticals, Inc. (a)(b)	36,113	53,447
Renovaro, Inc. (a)	185,301	110,921
Repligen Corp. (a)	93,963	14,181,836
Replimune Group, Inc. (a)	95,623	972,486
Revolution Medicines, Inc. (a)	239,208	10,197,437
Rezolute, Inc. (a)	62,768	298,776
Rhythm Pharmaceuticals, Inc. (a)	98,770	4,670,833
Rigel Pharmaceuticals, Inc. (a)	29,886	401,668
Rocket Pharmaceuticals, Inc. (a)	140,778	2,653,665
Roivant Sciences Ltd. (a)	605,499	7,405,253
S.A.B. Biotherapeutics, Inc. (a)	8,586	25,243
Sage Therapeutics, Inc. (a)	93,746	790,279
Sagimet Biosciences, Inc. (a)	27,908	85,957
Salarius Pharmaceuticals, Inc. (a)	321	533
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	0
Sana Biotechnology, Inc. (a)(b)	192,802	1,166,452
Sangamo Therapeutics, Inc. (a)	297,976	252,684
Sarepta Therapeutics, Inc. (a)	171,462	23,281,110
Savara, Inc. (a)	247,474	1,056,714
Scholar Rock Holding Corp. (a)	85,501	795,159
Sellas Life Sciences Group, Inc. (a)(b)	67,459	87,022
Sensei Biotherapeutics, Inc. (a)	28,330	16,531
Senti Biosciences, Inc. (a)(b)	3,812	10,140
Sera Prognostics, Inc. (a)(b)	35,091	257,919
Seres Therapeutics, Inc. (a)(b)	174,269	139,520
Serina Therapeutics, Inc. (a)	2,053	16,383
Serina Therapeutics, Inc. warrants 7/31/25 (a)	416	738
Shattuck Labs, Inc. (a)	76,778	275,633
Skye Bioscience, Inc. (a)	31,199	193,122
Soleno Therapeutics, Inc. (a)(b)	36,406	1,782,074
Solid Biosciences, Inc. (a)	41,959	374,694
Soligenix, Inc. (a)	99	347
Spectrum Pharmaceuticals, Inc. rights (a)(c)	326,441	3
Spero Therapeutics, Inc. (a)	67,106	91,935
SpringWorks Therapeutics, Inc. (a)	121,202	5,055,335
Spruce Biosciences, Inc. (a)	31,503	14,639
Spyre Therapeutics, Inc. (a)	55,909	1,607,384
Spyre Therapeutics, Inc. rights (a)(c)	125,415	1
Stoke Therapeutics, Inc. (a)(b)	58,923	857,330
Summit Therapeutics, Inc. (a)(b)	224,298	2,911,388
Surface Oncology, Inc. rights (a)(c)	262,226	3
Surrozen, Inc. (a)	780	7,995
Sutro Biopharma, Inc. (a)	117,954	539,050
Synaptogenix, Inc. (a)	298	1,177
Syndax Pharmaceuticals, Inc. (a)	153,416	3,152,699
Synlogic, Inc. (a)	3,826	5,739
Syros Pharmaceuticals, Inc. (a)	39,964	65,541
T2 Biosystems, Inc. (a)	21,407	68,288
Tango Therapeutics, Inc. (a)	105,559	1,248,763
Taysha Gene Therapies, Inc. (a)	162,759	364,580
Tectonic Therapeutic, Inc. (a)	3,980	76,416
Tectonic Therapeutic, Inc. rights (a)(c)	3,980	0
Tempest Therapeutics, Inc. (a)(b)	24,039	31,010
Tenaya Therapeutics, Inc. (a)	88,604	237,459
TG Therapeutics, Inc. (a)	248,042	5,826,507
Theriva Biologics, Inc. (a)(b)	390	2,301
TONIX Pharmaceuticals Holding (a)(b)	423	97
Tourmaline Bio, Inc.	28,616	482,180
Travere Therapeutics, Inc. (a)	121,284	1,148,559
Trevena, Inc. (a)(b)	357	1,399
TriSalus Life Sciences, Inc. Class A (a)	22,317	120,958
TScan Therapeutics, Inc. (a)	68,763	387,136
Turnstone Biologics Corp. (a)	8,981	6,305
Twist Bioscience Corp. (a)	104,525	4,519,661
Tyra Biosciences, Inc. (a)	41,563	945,974
Ultragenyx Pharmaceutical, Inc. (a)	163,438	9,280,010
Unicycive Therapeutics, Inc. (a)(b)	42,765	14,446
uniQure B.V. (a)	79,121	462,858
United Therapeutics Corp. (a)	80,204	29,158,164
United Therapeutics Corp. rights (a)(c)	30,469	0
UNITY Biotechnology, Inc. (a)	27,728	45,197
Vanda Pharmaceuticals, Inc. (a)	99,234	524,948
Vaxart, Inc. (a)	282,598	244,984
Vaxcyte, Inc. (a)	184,890	14,931,716
Vera Therapeutics, Inc. (a)	84,829	3,208,233
Veracyte, Inc. (a)	143,359	4,522,976
Verastem, Inc. (a)	41,815	104,538
Vericel Corp. (a)	91,913	4,747,306
Vertex Pharmaceuticals, Inc. (a)	466,664	231,414,011
Verve Therapeutics, Inc. (a)(b)	112,146	751,378
Vigil Neuroscience, Inc. (a)(b)	27,801	96,747
Viking Therapeutics, Inc. (a)	200,436	12,851,956
Vincerx Pharma, Inc. (a)	30,971	25,396
Vir Biotechnology, Inc. (a)	183,068	1,512,142
Viracta Therapeutics, Inc. (a)(b)	41,223	8,805
Viridian Therapeutics, Inc. (a)	129,653	1,903,306
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
Virios Therapeutics, Inc. (a)(b)	19,410	3,729
VistaGen Therapeutics, Inc. (a)	48,002	167,527
Vor Biopharma, Inc. (a)	77,654	67,885
Voyager Therapeutics, Inc. (a)	93,181	611,267
vTv Therapeutics, Inc. Class A (a)(b)	982	15,810
Werewolf Therapeutics, Inc. (a)	46,215	99,824
X4 Pharmaceuticals, Inc. (a)	276,939	193,857
Xbiotech, Inc. (a)(b)	34,726	222,246
Xencor, Inc. (a)	122,614	2,144,519
Xilio Therapeutics, Inc. (a)	11,070	9,497
XOMA Corp. (a)	15,714	459,635
Y-mAbs Therapeutics, Inc. (a)	52,479	750,974
Zentalis Pharmaceuticals, Inc. (a)	101,732	353,010
Zura Bio Ltd. Class A (a)(b)	49,948	206,285
		2,440,729,664
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	3,152,994	357,139,630
Accelerate Diagnostics, Inc. (a)(b)	8,858	17,805
Accuray, Inc. (a)	185,294	403,941
Aethlon Medical, Inc. (a)	2,534	963
Align Technology, Inc. (a)	126,506	30,009,753
Alphatec Holdings, Inc. (a)	193,785	1,337,117
Angiodynamics, Inc. (a)	74,435	555,285
Apyx Medical Corp. (a)(b)	57,175	76,043
Artivion, Inc. (a)	69,621	1,889,514
Aspira Women's Health, Inc. (a)(b)	6,504	6,699
Atricure, Inc. (a)	88,363	2,315,994
Avanos Medical, Inc. (a)	83,171	2,014,402
Avinger, Inc. (a)	513	569
AxoGen, Inc. (a)	76,944	1,011,814
Axonics, Inc. (a)	91,104	6,301,208
Baxter International, Inc.	923,311	35,030,419
Becton, Dickinson & Co.	524,105	127,048,293
Beyond Air, Inc. (a)	44,497	19,668
Biomerica, Inc. (a)	13,757	6,053
Bioventus, Inc. (a)	57,076	573,614
Boston Scientific Corp. (a)	2,663,962	217,885,452
Butterfly Network, Inc. Class A (a)	275,852	300,679
Cerus Corp. (a)	330,176	746,198
ClearPoint Neuro, Inc. (a)(b)	49,323	640,213
Co.-Diagnostics, Inc. (a)	53,379	74,197
CONMED Corp.	55,172	4,039,694
Cutera, Inc. (a)(b)	29,648	22,530
CVRx, Inc. (a)(b)	20,757	204,664
CytoSorbents Corp. (a)(b)	62,338	65,455
Delcath Systems, Inc. (a)	40,629	446,919
Dentsply Sirona, Inc.	379,242	9,591,030
DexCom, Inc. (a)	719,566	49,894,706
DIH Holdings U.S., Inc. Class A (a)	54,545	112,363
Edwards Lifesciences Corp. (a)	1,091,304	76,347,628
Ekso Bionics Holdings, Inc. (a)	14,838	17,806
electroCore, Inc. (a)	3,904	23,541
Electromed, Inc. (a)	13,342	228,815
Embecta Corp.	102,359	1,672,546
ENDRA Life Sciences, Inc. (a)	38	15
Enovis Corp. (a)	89,742	4,181,977
Envista Holdings Corp. (a)	311,111	5,680,887
Envoy Medical, Inc. Class A (a)	13,321	40,229
Envveno Medical Corp. (a)	19,824	104,274
Femasys, Inc. (a)(b)	27,807	32,534
Fonar Corp. (a)	10,677	185,673
Fractyl Health, Inc. (b)	14,734	51,569
GE Healthcare Technologies, Inc.	769,198	65,243,374
Glaukos Corp. (a)	92,020	12,320,558
Globus Medical, Inc. Class A (a)	204,466	14,864,678
Haemonetics Corp. (a)	91,091	6,884,658
Heartbeam, Inc. (a)	30,203	70,977
Hologic, Inc. (a)	422,424	34,317,726
Hyperfine, Inc. (a)(b)	73,194	73,926
ICU Medical, Inc. (a)	36,783	6,081,333
IDEXX Laboratories, Inc. (a)	149,429	71,924,661
Impact Biomedical, Inc. (a)(c)	2,449	0
Inari Medical, Inc. (a)	92,559	4,001,326
Inogen, Inc. (a)	42,474	521,156
Inspire Medical Systems, Inc. (a)	54,157	9,738,512
Insulet Corp. (a)	126,714	25,693,798
Integer Holdings Corp. (a)	60,037	7,809,013
Integra LifeSciences Holdings Corp. (a)	123,443	2,510,831
Intuitive Surgical, Inc. (a)	642,584	316,556,156
INVO Bioscience, Inc. (a)	1,199	971
IRadimed Corp.	14,256	669,462
iRhythm Technologies, Inc. (a)	57,382	4,067,236
Iridex Corp. (a)	14,475	29,095
Kewaunee Scientific Corp. (a)	3,404	182,795
Know Labs, Inc. (a)	71,493	20,783
KORU Medical Systems, Inc. (a)	71,260	179,575
Lantheus Holdings, Inc. (a)	125,909	13,405,531
LeMaitre Vascular, Inc.	35,567	3,211,344
LENSAR, Inc. (a)	16,474	76,934
LivaNova PLC (a)	96,869	4,881,229
Lucid Diagnostics, Inc. (a)(b)	56,760	45,431
Masimo Corp. (a)	81,167	9,538,746
Medtronic PLC	2,406,714	213,186,726
Merit Medical Systems, Inc. (a)	105,326	10,182,918
Microbot Medical, Inc. (a)	10,061	8,854
Milestone Scientific, Inc. (a)	55,851	61,436
Modular Medical, Inc. (a)	15,955	29,357
Myomo, Inc. (a)	40,270	180,410
NanoVibronix, Inc. (a)	1,952	1,185
Neogen Corp. (a)(b)	356,970	6,157,733
NeuroMetrix, Inc. (a)(b)	1,867	7,132
Neuronetics, Inc. (a)	50,526	44,620
NeuroOne Medical Technologies Corp. (a)	40,122	32,138
NeuroPace, Inc. (a)	17,897	141,744
Nevro Corp. (a)	63,982	396,049
Nexalin Technology, Inc. (a)	10,523	9,694
Novocure Ltd. (a)	174,700	3,396,168
Omnicell, Inc. (a)	83,957	3,734,407
OraSure Technologies, Inc. (a)	128,176	574,228
Orchestra BioMed Holdings, Inc. (a)(b)	46,840	313,828
Orthofix Medical, Inc. (a)	65,134	1,135,937
OrthoPediatrics Corp. (a)	29,111	930,096
Outset Medical, Inc. (a)(b)	93,614	49,615
Owlet, Inc. Class A (a)(b)	7,900	35,471
Paragon 28, Inc. (a)(b)	68,257	567,898
PAVmed, Inc. (a)	7,850	7,144
Penumbra, Inc. (a)	70,595	14,282,780
Predictive Oncology, Inc. (a)(b)	3,782	3,616
Pro-Dex, Inc. (a)	4,531	102,491
PROCEPT BioRobotics Corp. (a)	83,284	6,579,436
Pulmonx Corp. (a)	75,633	553,634
Pulse Biosciences, Inc. (a)(b)	32,873	612,753
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	3,232	18,501
warrants 6/26/30 (a)(b)	3,232	18,501
QuidelOrtho Corp. (a)	88,938	3,757,631
ResMed, Inc.	266,184	65,220,404
Retractable Technologies, Inc. (a)	32,187	30,105
Rockwell Medical, Inc. (a)	39,975	114,329
RxSight, Inc. (a)	47,580	2,683,036
Sanara Medtech, Inc. (a)(b)	5,312	190,648
SeaStar Medical Holding Corp. (Class A) (a)(b)	5,225	25,759
Semler Scientific, Inc. (a)(b)	9,387	250,633
Senseonics Holdings, Inc. (a)(b)	936,864	364,534
Sensus Healthcare, Inc. (a)	23,788	155,098
SI-BONE, Inc. (a)	66,991	1,113,390
Sight Sciences, Inc. (a)(b)	56,433	382,051
Silk Road Medical, Inc. (a)	69,746	1,890,814
Solventum Corp.	250,512	16,060,324
Spectral Ai, Inc. (a)(b)	13,663	19,538
Staar Surgical Co. (a)	88,197	2,918,439
Stereotaxis, Inc. (a)	116,298	266,322
STERIS PLC	179,210	43,207,531
STRATA Skin Sciences, Inc. (a)	56	198
Stryker Corp.	614,460	221,463,673
SurModics, Inc. (a)	26,860	1,064,462
Tactile Systems Technology, Inc. (a)	42,452	581,168
Talis Biomedical Corp. (a)	1,953	8,554
Tandem Diabetes Care, Inc. (a)(b)	117,706	5,120,211
Tela Bio, Inc. (a)(b)	35,041	101,619
Teleflex, Inc.	85,163	20,879,413
The Cooper Companies, Inc.	360,048	38,067,875
TransMedics Group, Inc. (a)	60,153	10,109,313
Treace Medical Concepts, Inc. (a)	77,620	478,915
UFP Technologies, Inc. (a)	12,751	4,351,024
Utah Medical Products, Inc.	6,077	413,175
Varex Imaging Corp. (a)	75,938	947,706
Venus Concept, Inc. (a)	1,079	597
Vicarious Surgical, Inc. (a)	3,863	24,376
Vivani Medical, Inc. (a)	51,960	68,068
VolitionRx Ltd. (a)	143,334	103,200
Xtant Medical Holdings, Inc. (a)	8,197	6,066
Zimmer Biomet Holdings, Inc.	373,088	43,076,740
Zimvie, Inc. (a)	46,611	808,235
Zomedica Corp. (a)	1,662,563	214,304
Zynex, Inc. (a)(b)	34,954	274,738
		2,303,442,909
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	565,959	178,220
Acadia Healthcare Co., Inc. (a)	169,164	13,859,607
Accolade, Inc. (a)	125,394	544,210
AdaptHealth Corp. (a)	146,984	1,615,354
Addus HomeCare Corp. (a)	31,884	4,240,891
agilon health, Inc. (a)	540,560	2,205,485
AirSculpt Technologies, Inc. (a)(b)	17,730	74,289
Alignment Healthcare, Inc. (a)	176,777	1,592,761
Amedisys, Inc. (a)	59,117	5,794,057
AMN Healthcare Services, Inc. (a)	67,831	3,597,078
Astrana Health, Inc. (a)	75,241	3,595,767
ATI Physical Therapy, Inc. (a)	1,794	10,872
Aveanna Healthcare Holdings, Inc. (a)	87,294	493,211
Biodesix, Inc. (a)	84,830	166,267
BrightSpring Health Services, Inc. (b)	100,375	1,259,706
Brookdale Senior Living, Inc. (a)	343,358	2,441,275
Cardinal Health, Inc.	442,228	49,847,940
CareMax, Inc. Class A (a)	4,259	9,668
Castle Biosciences, Inc. (a)	48,206	1,430,272
Cencora, Inc.	300,399	71,966,588
Centene Corp. (a)	966,902	76,220,885
Chemed Corp.	27,439	16,083,919
Cigna Group	514,862	186,282,220
Clover Health Investments Corp. (a)	625,404	1,644,813
Community Health Systems, Inc. (a)	220,027	1,199,147
Corvel Corp. (a)	16,435	5,271,198
Cosmos Health, Inc. (a)(b)	16,222	18,899
Cross Country Healthcare, Inc. (a)	59,757	891,574
Cryo-Cell International, Inc. (a)	375	2,325
CVS Health Corp.	2,276,246	130,292,321
DaVita, Inc. (a)	93,480	14,108,002
DocGo, Inc. Class A (a)	156,035	589,812
Elevance Health, Inc.	421,073	234,491,343
Encompass Health Corp.	182,125	16,946,731
Enhabit Home Health & Hospice (a)	88,728	748,864
Enzo Biochem, Inc. (a)(b)	55,554	63,332
Fulgent Genetics, Inc. (a)	35,733	806,136
GeneDx Holdings Corp. Class A (a)	33,515	1,070,469
Guardant Health, Inc. (a)	225,525	5,768,930
HCA Holdings, Inc.	350,956	138,834,684
HealthEquity, Inc. (a)	158,134	12,581,141
Henry Schein, Inc. (a)	230,889	16,289,219
Hims & Hers Health, Inc. Class A (a)	272,242	4,010,125
Humana, Inc.	218,245	77,361,305
InfuSystems Holdings, Inc. (a)	34,994	232,710
Innovage Holding Corp. (a)	38,520	244,987
Labcorp Holdings, Inc.	152,832	35,134,548
LifeStance Health Group, Inc. (a)	161,322	1,017,942
McKesson Corp.	235,793	132,298,736
Modivcare, Inc. (a)	21,676	625,569
Molina Healthcare, Inc. (a)	105,986	37,072,843
MSP Recovery, Inc. Class A (a)(b)	6,307	1,427
National Healthcare Corp.	24,132	3,309,221
National Research Corp. Class A	25,818	588,650
NeoGenomics, Inc. (a)	230,744	3,811,891
Neuehealth, Inc. (a)	5,447	27,344
Novo Integrated Sciences, Inc. (a)(b)	18,759	5,883
Nutex Health, Inc. (a)(b)	5,090	108,875
Ontrak, Inc. (a)	1,936	406
Opko Health, Inc. (a)(b)	788,044	1,323,914
Option Care Health, Inc. (a)	317,505	10,166,510
Owens & Minor, Inc. (a)	137,145	2,131,233
P3 Health Partners, Inc. Class A (a)	53,846	27,176
PACS Group, Inc.	41,112	1,630,913
Patterson Companies, Inc.	149,115	3,353,596
Pediatrix Medical Group, Inc. (a)	146,236	1,588,123
Pennant Group, Inc. (a)	55,033	1,885,431
Performant Financial Corp. (a)	122,867	433,721
PetIQ, Inc. Class A (a)	46,401	1,417,551
Precipio, Inc. (a)	1,879	11,932
Premier, Inc. Class A	196,175	3,996,085
Privia Health Group, Inc. (a)	184,998	3,725,860
Progyny, Inc. (a)	152,382	3,579,453
Psychemedics Corp. (a)	1,921	4,418
Quest Diagnostics, Inc.	201,258	31,591,468
R1 RCM, Inc. (a)	357,641	5,046,315
RadNet, Inc. (a)	121,211	8,035,077
Select Medical Holdings Corp.	193,010	6,961,871
Sonida Senior Living, Inc. (a)	13,542	373,759
Surgery Partners, Inc. (a)	131,674	4,206,984
Talkspace, Inc. Class A (a)	251,465	502,930
Tenet Healthcare Corp. (a)	176,664	29,297,958
The Ensign Group, Inc.	101,808	15,409,659
The Joint Corp. (a)(b)	29,563	334,358
The Oncology Institute, Inc. (a)	56,662	20,795
U.S. Physical Therapy, Inc.	27,288	2,335,853
UnitedHealth Group, Inc.	1,667,834	984,355,627
Universal Health Services, Inc. Class B	107,683	25,625,324
Viemed Healthcare, Inc. (a)	72,290	549,404
Vivos Therapeutics, Inc. (a)	900	2,439
		2,470,907,681
Health Care Technology - 0.1%
American Well Corp. (a)	24,940	207,002
Augmedix, Inc. (a)(b)	75,936	176,172
CareCloud, Inc. (a)	22,735	60,702
Certara, Inc. (a)	195,488	2,394,728
DarioHealth Corp. (a)(b)	63,558	51,482
Definitive Healthcare Corp. (a)	88,013	412,781
Doximity, Inc. Class A (a)	220,861	8,123,268
Evolent Health, Inc. Class A (a)	208,417	6,665,176
Forian, Inc. (a)	20,269	49,862
GoodRx Holdings, Inc. (a)(b)	140,326	1,108,575
Health Catalyst, Inc. (a)	104,301	749,924
HealthStream, Inc.	43,926	1,275,611
iCAD, Inc. (a)	34,593	55,695
Lifemd, Inc. (a)	50,162	261,344
MultiPlan Corp. Class A (a)(b)	466,951	109,733
Onemednet Corp. Class A (a)	40,308	41,517
OptimizeRx Corp. (a)	33,064	274,762
Phreesia, Inc. (a)	106,146	2,729,014
Schrodinger, Inc. (a)	99,062	2,083,274
Sharecare, Inc. Class A (a)	524,523	729,087
Simulations Plus, Inc.	28,547	1,034,829
Streamline Health Solutions, Inc. (a)	94,583	50,886
Teladoc Health, Inc. (a)	300,777	2,156,571
TruBridge, Inc. (a)	23,579	294,030
Trxade Health, Inc.	2,004	15,832
Veeva Systems, Inc. Class A (a)	265,718	57,512,004
		88,623,861
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. Class A (a)	188,233	4,395,241
Adaptive Biotechnologies Corp. (a)	202,544	951,957
Agilent Technologies, Inc.	530,780	75,859,078
Akoya Biosciences, Inc. (a)(b)	40,905	104,308
Alpha Teknova, Inc. (a)	33,172	163,870
Applied DNA Sciences, Inc. (a)(b)	1,504	2,873
Avantor, Inc. (a)	1,229,632	31,773,691
Azenta, Inc. (a)	99,618	4,933,083
Bio-Rad Laboratories, Inc. Class A (a)	37,001	12,481,177
Bio-Techne Corp.	285,976	21,159,364
BioLife Solutions, Inc. (a)	64,007	1,656,501
BioNano Genomics, Inc. (a)	80,841	39,612
Bruker Corp.	176,763	11,876,706
Champions Oncology, Inc. (a)	7,500	31,650
Charles River Laboratories International, Inc. (a)	93,097	18,409,932
ChromaDex, Inc. (a)	94,707	326,739
Codexis, Inc. (a)	126,296	364,995
Conduit Pharmaceuticals, Inc. Class A (a)(b)	17,482	2,152
CryoPort, Inc. (a)	86,638	807,466
Cytek Biosciences, Inc. (a)	177,576	1,019,286
Danaher Corp.	1,194,564	321,708,031
Fortrea Holdings, Inc. (a)	159,593	3,680,215
Harvard Bioscience, Inc. (a)	70,415	202,795
Illumina, Inc. (a)	288,583	37,919,806
Inotiv, Inc. (a)(b)	37,419	56,129
IQVIA Holdings, Inc. (a)	330,153	83,049,987
Lifecore Biomedical (a)(b)	46,103	201,931
Maravai LifeSciences Holdings, Inc. Class A (a)	196,693	1,780,072
MaxCyte, Inc. (a)	182,638	788,996
Medpace Holdings, Inc. (a)	42,605	15,136,278
Mesa Laboratories, Inc.	9,668	1,292,515
Mettler-Toledo International, Inc. (a)	38,705	55,699,591
Nautilus Biotechnology, Inc. Class A (a)	81,541	212,007
OmniAb, Inc. (a)	176,071	737,737
Pacific Biosciences of California, Inc. (a)(b)	442,022	605,570
Personalis, Inc. (a)	69,667	378,988
Quanterix Corp. (a)	62,077	808,863
Quantum-Si, Inc. Class A (a)	161,280	152,700
Rapid Micro Biosystems, Inc. Class A (a)	8,506	7,230
Revvity, Inc.	223,508	27,388,670
Seer, Inc. (a)	57,903	97,277
Singular Genomics Systems, Inc. (a)	2,611	17,650
Sotera Health Co. (a)	225,988	3,489,255
Standard BioTools, Inc. (a)(b)	532,131	1,133,439
Telesis Bio, Inc. (a)(b)	627	2,220
Thermo Fisher Scientific, Inc.	691,685	425,434,693
Waters Corp. (a)	107,340	37,177,209
West Pharmaceutical Services, Inc.	132,042	41,412,332
		1,246,931,867
Pharmaceuticals - 3.5%
Aclaris Therapeutics, Inc. (a)	98,699	116,465
Adial Pharmaceuticals, Inc. (a)(b)	510	500
Alimera Sciences, Inc. (a)(b)	55,383	306,268
ALT5 Sigma Corp. (a)(b)	7,438	17,926
Alto Neuroscience, Inc.	17,285	221,421
Amneal Intermediate, Inc. Class A, (a)	203,511	1,762,405
Amphastar Pharmaceuticals, Inc. (a)	67,812	3,305,157
Amylyx Pharmaceuticals, Inc. (a)	71,891	159,598
AN2 Therapeutics, Inc. (a)	31,364	35,441
ANI Pharmaceuticals, Inc. (a)	27,189	1,733,299
Aquestive Therapeutics, Inc. (a)(b)	123,579	559,813
Arvinas Holding Co. LLC (a)	122,441	3,203,057
Assertio Holdings, Inc. (a)(b)	160,853	189,807
Atea Pharmaceuticals, Inc. (a)	242,082	932,016
Athira Pharma, Inc. (a)	47,882	147,955
Axsome Therapeutics, Inc. (a)(b)	70,741	6,286,045
Aytu BioScience, Inc. (a)	1,589	3,877
Biofrontera, Inc. (a)	422	460
Biote Corp. Class A (a)	52,963	332,608
Bright Green Corp. (a)(b)	105,981	24,068
Bristol-Myers Squibb Co.	3,672,128	183,422,794
Calcimedica, Inc. (a)	1,870	7,798
Cara Therapeutics, Inc. (a)	81,524	29,349
Cassava Sciences, Inc. (a)(b)	80,989	2,325,194
Catalent, Inc. (a)	325,764	19,858,573
Citius Pharmaceuticals, Inc. (a)	259,922	148,156
Clearside Biomedical, Inc. (a)	105,404	106,458
Cocrystal Pharma, Inc. (a)	8,526	15,347
Cognition Therapeutics, Inc. (a)	30,563	21,743
Collegium Pharmaceutical, Inc. (a)	58,212	2,238,834
Context Therapeutics, Inc. (a)(b)	99,636	245,105
Contineum Therapeutics, Inc. Class A (b)	16,383	319,305
Corcept Therapeutics, Inc. (a)	164,448	5,805,014
CorMedix, Inc. (a)(b)	99,520	621,005
Cumberland Pharmaceuticals, Inc. (a)	5,048	6,966
Dare Bioscience, Inc. (a)(b)	15,513	55,537
Durect Corp. (a)(b)	48,916	72,396
Edgewise Therapeutics, Inc. (a)	133,117	2,495,944
Elanco Animal Health, Inc. (a)	898,649	13,902,100
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,446,521	1,388,689,090
Enliven Therapeutics, Inc. (a)	43,652	955,106
Enliven Therapeutics, Inc. rights (a)(c)	30,877	0
Enveric Biosciences, Inc. (a)(b)	463	239
Esperion Therapeutics, Inc. (a)(b)	307,232	562,235
Eton Pharmaceuticals, Inc. (a)(b)	37,827	174,004
Evoke Pharma, Inc. (a)	41	171
Evolus, Inc. (a)	105,242	1,672,295
Eyenovia, Inc. (a)(b)	58,381	32,115
Eyepoint Pharmaceuticals, Inc. (a)(b)	66,205	592,535
Fulcrum Therapeutics, Inc. (a)	87,148	745,115
Harmony Biosciences Holdings, Inc. (a)	58,757	2,114,077
Harrow, Inc. (a)	58,826	2,380,100
Hepion Pharmaceuticals, Inc. (a)(b)	5,269	4,421
Igc Pharma, Inc. (a)	57,861	20,807
Ikena Oncology, Inc. (a)	44,139	75,478
Innoviva, Inc. (a)(b)	101,755	1,972,012
Intra-Cellular Therapies, Inc. (a)	179,678	13,166,804
Jaguar Health, Inc. (a)(b)	2,623	2,990
Jazz Pharmaceuticals PLC (a)	113,961	13,217,197
Johnson & Johnson	4,360,589	723,247,292
Journey Medical Corp. (a)	16,518	82,260
Lexaria Bioscience Corp. (a)	15,986	62,505
Ligand Pharmaceuticals, Inc. (a)	32,278	3,415,012
Lipocine, Inc. (a)	7,595	27,874
Liquidia Corp. (a)(b)	92,217	876,984
Longboard Pharmaceuticals, Inc. (a)	47,394	1,709,976
Lyra Therapeutics, Inc. (a)	59,560	19,160
Marinus Pharmaceuticals, Inc. (a)	98,234	137,528
Merck & Co., Inc.	4,589,078	543,576,289
Mind Medicine (MindMed), Inc. (a)(b)	110,038	666,830
Nektar Therapeutics (a)	344,179	440,549
Neumora Therapeutics, Inc.	28,388	326,462
NRX Pharmaceuticals, Inc. (a)(b)	10,005	18,709
Nutriband, Inc. (a)	6,344	25,884
Nuvation Bio, Inc. Class A (a)	282,067	908,256
Ocular Therapeutix, Inc. (a)(b)	274,738	2,423,189
Ocuphire Pharma, Inc. (a)(b)	35,563	44,098
Ocuphire Pharma, Inc. rights (a)(c)	621	0
Omeros Corp. (a)(b)	108,620	457,290
OptiNose, Inc. (a)	119,661	124,447
Organon & Co.	468,262	10,465,656
Pacira Biosciences, Inc. (a)	82,413	1,282,346
Perrigo Co. PLC	252,661	7,352,435
Pfizer, Inc.	10,261,231	297,678,311
Phathom Pharmaceuticals, Inc. (a)(b)	61,938	1,023,216
Phibro Animal Health Corp. Class A	39,809	835,989
Pliant Therapeutics, Inc. (a)	95,151	1,264,557
Prestige Consumer Healthcare, Inc. (a)	88,775	6,626,166
Processa Pharmaceuticals, Inc. (a)	441	609
ProPhase Labs, Inc. (a)(b)	21,229	57,106
Pulmatrix, Inc. (a)	4,453	9,351
Rani Therapeutics Holdings, Inc. Class A (a)(b)	26,255	84,016
Relmada Therapeutics, Inc. (a)	43,410	121,548
Revance Therapeutics, Inc. (a)	187,886	1,234,411
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	40,514	45,376
Royalty Pharma PLC Class A	700,337	20,330,783
Satsuma Pharmaceuticals, Inc. rights (a)(c)	37,071	0
Scilex Holding Co. (a)(h)	119,846	110,258
Scilex Holding Co. (a)(b)	182,034	209,339
scPharmaceuticals, Inc. (a)(b)	38,399	195,451
SCYNEXIS, Inc. (a)(b)	60,293	88,028
Seelos Therapeutics, Inc. (a)(b)	821	240
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc.	72,410	653,862
Supernus Pharmaceuticals, Inc. (a)	98,166	3,451,517
Talphera, Inc. (a)	8,051	8,373
Tarsus Pharmaceuticals, Inc. (a)(b)	54,029	1,464,726
Terns Pharmaceuticals, Inc. (a)	64,205	489,242
TFF Pharmaceuticals, Inc. (a)(b)	1,130	2,305
TherapeuticsMD, Inc. (a)(b)	14,835	27,741
Theravance Biopharma, Inc. (a)	68,638	566,264
Third Harmonics Bio, Inc. (a)	29,913	345,495
TNF Pharmaceuticals, Inc. (a)(b)	1,546	2,613
Traws Pharma, Inc. (a)	23,169	8,758
Traws Pharma, Inc. rights (a)(c)	23,169	0
Trevi Therapeutics, Inc. (a)	76,827	242,773
Ventyx Biosciences, Inc. (a)	84,514	188,466
Verrica Pharmaceuticals, Inc. (a)(b)	33,945	79,771
Viatris, Inc.	2,157,626	26,064,122
Vyne Therapeutics, Inc. (a)	19,832	36,094
WAVE Life Sciences (a)	163,684	939,546
Xeris Biopharma Holdings, Inc. (a)	247,369	695,107
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	1
Zevra Therapeutics, Inc. (a)	63,400	485,010
Zoetis, Inc. Class A	826,137	151,587,878
		3,492,358,046
TOTAL HEALTH CARE		12,042,994,028
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.9%
AAR Corp. (a)	59,565	3,918,186
AeroVironment, Inc. (a)	51,248	10,442,292
AerSale Corp. (a)	53,061	270,080
Air Industries Group, Inc. (a)(b)	1,717	9,375
Archer Aviation, Inc. Class A (a)(b)	369,892	1,257,633
Astronics Corp. (a)	52,260	1,171,669
Axon Enterprise, Inc. (a)	128,374	46,852,659
BWX Technologies, Inc.	165,326	17,028,578
Byrna Technologies, Inc. (a)(b)	33,141	384,104
Cadre Holdings, Inc.	33,051	1,198,099
CPI Aerostructures, Inc. (a)	27,031	81,093
Curtiss-Wright Corp.	68,729	21,708,742
Ducommun, Inc. (a)	25,221	1,641,383
Eve Holding, Inc. (a)(b)	57,560	161,744
General Dynamics Corp.	411,728	123,254,894
General Electric Co.	1,982,264	346,142,940
HEICO Corp.	78,808	20,218,980
HEICO Corp. Class A	129,295	25,870,637
Hexcel Corp.	152,430	9,647,295
Howmet Aerospace, Inc.	701,071	67,765,523
Huntington Ingalls Industries, Inc.	71,496	20,216,924
Innovative Solutions & Support, Inc. (a)	25,863	181,558
Intuitive Machines, Inc. Class A (a)(b)	66,529	330,649
Kratos Defense & Security Solutions, Inc. (a)	281,800	6,464,492
L3Harris Technologies, Inc.	343,412	81,275,318
Leonardo DRS, Inc. (a)	136,060	3,883,152
Loar Holdings, Inc. (b)	21,728	1,611,348
Lockheed Martin Corp.	387,064	219,891,058
Mercury Systems, Inc. (a)	94,782	3,592,238
Momentus, Inc. Class A (a)(b)	1,977	1,469
Moog, Inc. Class A	51,727	10,210,910
National Presto Industries, Inc.	10,331	808,814
Northrop Grumman Corp.	252,140	131,922,169
Optex Systems Holdings, Inc. (a)	3,055	24,715
Park Aerospace Corp.	37,398	505,247
Redwire Corp. Class A (a)(b)	36,674	247,550
Rocket Lab U.S.A., Inc. Class A (a)(b)	510,522	3,200,973
RTX Corp.	2,408,679	297,086,468
Sidus Space, Inc. Class A (a)(b)	4,995	16,633
SIFCO Industries, Inc. (a)	3,677	18,876
Spirit AeroSystems Holdings, Inc. Class A (a)	215,223	7,578,002
Terran Orbital Corp. Class A (a)(b)	267,814	65,614
Textron, Inc.	345,217	31,483,790
The Boeing Co. (a)	1,044,755	181,515,734
TransDigm Group, Inc.	101,309	139,118,532
Triumph Group, Inc. (a)	139,803	1,947,456
V2X, Inc. (a)	20,560	1,164,724
Virgin Galactic Holdings, Inc. (a)(b)	31,630	211,605
VirTra, Inc. (a)	19,933	133,950
Woodward, Inc.	110,516	18,417,491
		1,862,153,365
Air Freight & Logistics - 0.4%
Air T, Inc. (a)	2,335	53,075
Air Transport Services Group, Inc. (a)	92,169	1,553,969
C.H. Robinson Worldwide, Inc.	212,355	21,980,866
Expeditors International of Washington, Inc.	256,244	31,623,072
FedEx Corp.	410,300	122,585,331
Forward Air Corp. (b)	57,406	1,823,789
GXO Logistics, Inc. (a)	214,388	10,730,119
Hub Group, Inc. Class A	112,732	5,313,059
Radiant Logistics, Inc. (a)	65,228	415,502
United Parcel Service, Inc. Class B	1,322,321	169,984,365
		366,063,147
Building Products - 0.7%
A.O. Smith Corp.	219,472	18,374,196
AAON, Inc.	124,333	11,875,045
Advanced Drain Systems, Inc.	123,355	19,337,130
Allegion PLC	158,800	22,047,792
Alpha PRO Tech Ltd. (a)	18,276	108,925
American Woodmark Corp. (a)	29,136	2,610,877
Apogee Enterprises, Inc.	40,306	2,691,635
Armstrong World Industries, Inc.	79,485	10,075,519
AZZ, Inc.	55,790	4,640,054
Builders FirstSource, Inc. (a)	220,315	38,334,810
Carlisle Companies, Inc.	85,971	36,434,510
Carrier Global Corp.	1,518,682	110,529,676
CSW Industrials, Inc.	28,185	9,516,102
Fortune Brands Innovations, Inc.	224,993	17,866,694
Gibraltar Industries, Inc. (a)	54,668	3,808,720
Griffon Corp.	68,570	4,538,648
Hayward Holdings, Inc. (a)	229,611	3,407,427
Insteel Industries, Inc.	34,954	1,202,418
Janus International Group, Inc. (a)	162,108	1,781,567
Jeld-Wen Holding, Inc. (a)	154,250	2,196,520
Jewett-Cameron Trading Ltd. (a)	272	1,248
Johnson Controls International PLC	1,219,932	88,872,046
Lennox International, Inc.	58,283	34,398,044
Masco Corp.	399,057	31,748,975
MasterBrand, Inc. (a)	229,510	3,681,340
Owens Corning	156,571	26,418,225
Quanex Building Products Corp.	80,179	2,215,346
Resideo Technologies, Inc. (a)	263,801	5,318,228
Simpson Manufacturing Co. Ltd.	76,602	14,022,762
Tecnoglass, Inc.	36,564	2,265,871
The AZEK Co., Inc. Class A, (a)	264,318	11,267,876
Trane Technologies PLC	410,079	148,309,171
Trex Co., Inc. (a)	196,690	12,537,021
UFP Industries, Inc.	112,980	13,746,277
Zurn Elkay Water Solutions Cor	257,375	8,346,671
		724,527,366
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	114,086	6,520,015
ACCO Brands Corp.	162,257	889,168
Acme United Corp.	7,142	314,891
ACV Auctions, Inc. Class A (a)	279,195	5,223,738
Aqua Metals, Inc. (a)	229,507	50,813
ARC Document Solutions, Inc.	56,800	189,712
Aris Water Solution, Inc. Class A	46,129	775,890
Bitcoin Depot, Inc. Class A (a)(b)	14,963	24,988
Brady Corp. Class A	80,471	5,958,073
Bridger Aerospace Group Holdings, Inc. (a)(b)	7,664	20,616
BrightView Holdings, Inc. (a)	101,539	1,621,578
Casella Waste Systems, Inc. Class A (a)	103,114	11,121,876
CECO Environmental Corp. (a)	53,831	1,558,407
Cimpress PLC (a)	32,417	3,205,393
Cintas Corp.	156,144	125,714,657
Clean Harbors, Inc. (a)	90,845	22,338,786
CompX International, Inc. Class A	2,623	78,349
Copart, Inc. (a)	1,581,259	83,743,477
CoreCivic, Inc. (a)	202,986	2,797,147
Deluxe Corp.	79,206	1,630,852
Driven Brands Holdings, Inc. (a)	111,299	1,596,028
DSS, Inc. (a)	1,684	2,159
Ennis, Inc.	46,905	1,121,499
Enviri Corp. (a)	141,259	1,688,045
Fuel Tech, Inc. (a)	36,624	36,624
Healthcare Services Group, Inc. (a)	129,818	1,413,718
HNI Corp.	84,956	4,574,881
Interface, Inc.	106,399	2,008,813
Knightscope, Inc. Class A (a)(b)	133,291	34,123
LanzaTech Global, Inc. Class A (a)(b)	148,342	221,030
Liquidity Services, Inc. (a)	42,095	916,408
Matthews International Corp. Class A	55,098	1,395,632
Millerknoll, Inc.	132,376	3,898,473
Mobile Infrastructure Corp. Class A (a)(b)	61,111	233,444
Montrose Environmental Group, Inc. (a)	54,408	1,790,023
MSA Safety, Inc.	66,631	12,168,820
NL Industries, Inc.	12,563	83,167
Odyssey Marine Exploration, Inc. (a)(b)	49,443	196,289
OpenLane, Inc. (a)	191,694	3,322,057
Perma-Fix Environmental Services, Inc. (a)(b)	25,314	278,454
Pitney Bowes, Inc.	277,342	1,960,808
Quad/Graphics, Inc. Class A	50,810	238,299
Quest Resource Holding Corp. (a)	23,898	211,258
RB Global, Inc.	332,015	28,596,452
Republic Services, Inc.	373,747	77,817,863
Rollins, Inc.	509,495	25,566,459
Royalty Management Holding Corp. Class A (a)	14,738	12,675
Steelcase, Inc. Class A	171,123	2,419,679
Stericycle, Inc. (a)	166,637	9,874,909
Team, Inc. (a)	5,004	68,405
Tetra Tech, Inc.	96,986	23,057,452
The Brink's Co.	80,841	8,967,692
The GEO Group, Inc. (a)	241,880	3,354,876
UniFirst Corp.	27,711	5,256,500
Veralto Corp.	397,486	44,689,351
Vestis Corp.	233,762	3,289,031
Viad Corp. (a)	37,659	1,295,846
Virco Manufacturing Co.	18,329	284,649
VSE Corp.	28,228	2,626,051
Waste Management, Inc.	661,362	140,235,198
		690,581,566
Construction & Engineering - 0.3%
AECOM	245,762	24,610,607
Ameresco, Inc. Class A (a)	58,243	1,773,499
API Group Corp. (a)	428,133	15,220,128
Arcosa, Inc.	87,823	8,034,926
Argan, Inc.	23,597	1,871,478
Bowman Consulting Group Ltd. (a)	23,850	572,400
Centuri Holdings, Inc.	23,729	405,766
Comfort Systems U.S.A., Inc.	64,878	22,935,671
Concrete Pumping Holdings, Inc. (a)	45,795	297,210
Construction Partners, Inc. Class A (a)	83,108	5,483,466
Dycom Industries, Inc. (a)	52,787	9,288,401
EMCOR Group, Inc.	85,118	33,456,481
Fluor Corp. (a)	310,781	15,560,805
Granite Construction, Inc.	80,687	6,064,435
Great Lakes Dredge & Dock Corp. (a)	119,837	1,192,378
IES Holdings, Inc. (a)	14,970	2,792,354
INNOVATE Corp. (a)(b)	10,814	44,770
Limbach Holdings, Inc. (a)	18,276	1,181,178
MasTec, Inc. (a)	110,512	12,502,223
Matrix Service Co. (a)	44,067	438,907
MDU Resources Group, Inc.	364,604	9,366,677
MYR Group, Inc. (a)	30,239	3,048,091
Northwest Pipe Co. (a)	17,913	787,814
Orion Group Holdings, Inc. (a)	57,030	431,147
Primoris Services Corp.	101,823	5,746,890
Quanta Services, Inc.	264,562	72,788,943
Safe & Green Holdings Corp. (a)(b)	279	354
Shimmick Corp.	8,257	26,588
Southland Holdings, Inc. (a)	13,384	54,874
Sterling Construction Co., Inc. (a)	56,807	6,790,141
Tutor Perini Corp. (a)	77,817	1,865,273
Valmont Industries, Inc.	36,308	10,375,374
Willscot Holdings Corp. (a)	343,920	13,254,677
		288,263,926
Electrical Equipment - 0.8%
374Water, Inc. (a)	107,644	124,867
Acuity Brands, Inc.	55,239	14,069,373
Advent Technologies Holdings, Inc. Class A (a)(b)	2,478	7,310
Allient, Inc.	27,049	574,521
American Superconductor Corp. (a)	66,427	1,343,154
AMETEK, Inc.	419,607	71,773,777
Amprius Technologies, Inc. (a)(b)	31,693	33,912
Array Technologies, Inc. (a)	254,196	1,705,655
Atkore, Inc.	65,958	6,155,860
Babcock & Wilcox Enterprises, Inc. (a)	113,929	134,436
Beam Global (a)(b)	25,100	117,719
Blink Charging Co. (a)(b)	125,137	232,755
Bloom Energy Corp. Class A (a)(b)	394,188	4,694,779
Broadwind, Inc. (a)	37,326	81,744
ChargePoint Holdings, Inc. Class A (a)(b)	711,472	1,337,567
Complete Solaria, Inc. Class A (a)	80,737	148,556
Dragonfly Energy Holdings Corp. (a)(b)	14,016	7,587
Eaton Corp. PLC	724,173	222,270,419
Emerson Electric Co.	1,036,809	109,269,301
Energous Corp. (a)(b)	8,359	7,440
Energy Focus, Inc. (a)	160	238
Energy Vault Holdings, Inc. Class A (a)(b)	147,987	149,467
EnerSys	72,710	7,367,704
Enovix Corp. (a)(b)	265,433	2,526,922
Eos Energy Enterprises, Inc. (a)(b)	324,326	865,950
Espey Manufacturing & Electronics Corp.	2,125	49,300
ESS Tech, Inc. Class A (a)(b)	10,754	80,547
Expion360, Inc. (a)	4,549	285
Fluence Energy, Inc. Class A (a)(b)	104,199	1,914,136
Flux Power Holdings, Inc. (a)	20,502	68,682
FTC Solar, Inc. (a)(b)	102,012	24,146
FuelCell Energy, Inc. (a)(b)	821,934	332,719
GE Vernova LLC	496,197	99,735,597
Generac Holdings, Inc. (a)	109,703	17,171,811
GrafTech International Ltd. (a)	349,562	239,730
Hubbell, Inc.	97,242	38,889,021
Ideal Power, Inc. (a)	8,323	65,585
KULR Technology Group, Inc. (a)(b)	149,634	38,396
LSI Industries, Inc.	51,267	815,658
NeoVolta, Inc. (a)(b)	48,608	155,546
Net Power, Inc. Class A (a)(b)	46,899	397,235
Nextracker, Inc. Class A (a)	222,240	9,038,501
NuScale Power Corp. Class A (a)(b)	103,479	851,632
Nuvve Holding Corp. (a)	521	248
nVent Electric PLC	301,291	20,475,736
Ocean Power Technologies, Inc. (a)(b)	72,330	13,106
Orion Energy Systems, Inc. (a)	45,571	40,093
Pineapple Energy, Inc. (a)	4,152	3,247
Pineapple Energy, Inc. rights (a)(c)	760	0
Pioneer Power Solutions, Inc. (a)	13,129	56,192
Plug Power, Inc. (a)(b)	1,350,894	2,539,681
Polar Power, Inc. (a)(b)	7,081	2,770
Powell Industries, Inc.	16,834	2,818,685
Preformed Line Products Co.	5,255	630,232
Regal Rexnord Corp.	120,883	20,285,376
Rockwell Automation, Inc.	206,526	56,181,268
Sensata Technologies PLC	272,139	10,490,958
SES AI Corp. Class A (a)(b)	261,500	279,805
Shoals Technologies Group, Inc. (a)	306,969	1,654,563
SKYX Platforms Corp. (a)(b)	79,240	67,972
SolarMax Technology, Inc. (b)	2,399	2,639
Solidion Technology, Inc. Class A (a)(b)	22,210	7,203
Stem, Inc. (a)(b)	264,510	154,236
Sunrun, Inc. (a)(b)	411,759	8,449,295
Thermon Group Holdings, Inc. (a)	60,695	1,907,644
TPI Composites, Inc. (a)(b)	92,231	399,360
Turnongreen, Inc. warrants (a)	95,205	67
Ultralife Corp. (a)	19,675	205,801
Vertiv Holdings Co.	623,497	51,768,956
Vicor Corp. (a)	40,071	1,542,734
Westwater Resources, Inc. (a)	65,954	35,285
		794,882,692
Ground Transportation - 1.0%
ArcBest Corp.	42,449	4,512,329
Avis Budget Group, Inc.	32,956	2,702,062
Covenant Transport Group, Inc. Class A	14,347	755,656
CSX Corp.	3,541,910	121,381,256
FTAI Infrastructure LLC	184,330	1,832,240
Heartland Express, Inc.	79,503	984,247
Hertz Global Holdings, Inc. (a)(b)	232,059	705,459
J.B. Hunt Transport Services, Inc.	147,553	25,556,180
Knight-Swift Transportation Holdings, Inc.	292,354	15,313,503
Landstar System, Inc.	64,517	11,778,224
Lyft, Inc. (a)	646,784	7,547,969
Marten Transport Ltd.	109,981	1,919,168
Norfolk Southern Corp.	408,980	104,764,317
Old Dominion Freight Lines, Inc.	322,175	62,115,340
P.A.M. Transportation Services, Inc. (a)	11,261	204,275
Proficient Auto Logistics, Inc.	28,136	535,147
RXO, Inc. (a)	211,412	6,016,786
Ryder System, Inc.	79,753	11,583,326
Saia, Inc. (a)	48,189	18,110,872
Schneider National, Inc. Class B	70,754	1,918,141
U-Haul Holding Co. (a)(b)	18,854	1,339,011
U-Haul Holding Co. Class N	177,830	12,154,681
Uber Technologies, Inc. (a)	3,785,370	276,824,108
Union Pacific Corp.	1,105,534	283,116,202
Universal Logistics Holdings, Inc.	13,486	570,053
Werner Enterprises, Inc.	113,568	4,197,473
XPO, Inc. (a)	210,511	24,128,771
		1,002,566,796
Industrial Conglomerates - 0.4%
3M Co.	1,002,204	134,986,857
Honeywell International, Inc.	1,186,394	246,663,177
		381,650,034
Machinery - 1.9%
3D Systems Corp. (a)(b)	243,276	520,611
AGCO Corp.	111,596	10,159,700
AgEagle Aerial Systems, Inc. (a)(b)	4,640	1,831
Alamo Group, Inc.	18,448	3,420,259
Albany International Corp. Class A	56,508	5,320,793
Allison Transmission Holdings, Inc.	157,754	14,631,684
Astec Industries, Inc.	42,491	1,437,471
Atmus Filtration Technologies, Inc.	149,444	5,357,567
Barnes Group, Inc.	90,259	3,613,970
Blue Bird Corp. (a)	30,845	1,578,647
Caterpillar, Inc.	886,078	315,532,376
Chart Industries, Inc. (a)	76,908	9,413,539
ClearSign Combustion Corp. (a)	41,576	30,766
CNH Industrial NV Class A	1,667,665	17,243,656
Columbus McKinnon Corp. (NY Shares)	50,914	1,741,768
Commercial Vehicle Group, Inc. (a)	48,930	177,616
Crane Co.	89,995	14,253,408
Cummins, Inc.	247,875	77,547,694
Deere & Co.	468,983	180,905,502
Desktop Metal, Inc. (a)(b)	44,752	196,461
Donaldson Co., Inc.	218,461	15,888,669
Douglas Dynamics, Inc.	40,308	1,122,175
Dover Corp.	249,021	46,325,377
Eastern Co.	10,440	314,348
Energy Recovery, Inc. (a)	101,786	1,653,005
Enerpac Tool Group Corp. Class A	98,076	4,044,654
EnPro Industries, Inc.	37,593	6,046,082
ESAB Corp.	101,907	10,697,178
ESCO Technologies, Inc.	46,172	5,536,485
Federal Signal Corp.	112,325	10,613,589
Flowserve Corp.	238,258	11,884,309
Fortive Corp.	637,186	47,406,638
Franklin Electric Co., Inc.	71,487	7,424,640
FreightCar America, Inc. (a)	23,982	169,793
Gates Industrial Corp. PLC (a)	372,204	6,759,225
Gencor Industries, Inc. (a)	17,151	345,936
Gorman-Rupp Co.	43,593	1,699,255
Graco, Inc.	307,706	25,647,295
Graham Corp. (a)	19,488	620,498
Helios Technologies, Inc.	60,342	2,666,513
Hillenbrand, Inc.	127,665	4,207,838
Hillman Solutions Corp. Class A (a)	350,621	3,488,679
Hurco Companies, Inc.	11,362	195,426
Hydrofarm Holdings Group, Inc. (a)(b)	84,012	36,587
Hyliion Holdings Corp. Class A (a)(b)	237,457	444,045
Hyster-Yale Materials Handling, Inc. Class A	19,772	1,244,845
Hyzon Motors, Inc. Class A (a)(b)	151,918	9,571
IDEX Corp.	137,636	28,419,081
Illinois Tool Works, Inc.	493,488	124,941,292
Ingersoll Rand, Inc.	730,771	66,829,008
ITT, Inc.	149,282	20,783,040
John Bean Technologies Corp.	57,898	5,201,556
Kadant, Inc.	21,162	6,795,753
Kennametal, Inc.	141,877	3,670,358
L.B. Foster Co. Class A (a)	18,004	361,520
Laser Photonics Corp. (a)(b)	8,288	28,345
Lincoln Electric Holdings, Inc.	102,782	19,899,623
Lindsay Corp.	19,775	2,453,089
LiqTech International, Inc. (a)	4,574	13,676
Luxfer Holdings PLC sponsored	47,969	538,212
Manitex International, Inc. (a)	28,064	117,308
Manitowoc Co., Inc. (a)	63,781	643,550
Markforged Holding Corp. Class A (a)	193,074	48,462
Mayville Engineering Co., Inc. (a)	21,536	415,860
Microvast Holdings, Inc. (a)(b)	381,658	109,918
Middleby Corp. (a)	97,221	13,671,217
Miller Industries, Inc.	21,737	1,319,653
Montana Technologies Corp. Class A, (a)(b)	37,160	207,353
Mueller Industries, Inc.	204,512	14,870,068
Mueller Water Products, Inc.	280,293	6,017,891
Nauticus Robotics, Inc. (a)(b)	783	1,386
Nephros, Inc. (a)	3,446	6,306
Nikola Corp. (a)(b)	66,428	440,418
NN, Inc. (a)(b)	77,352	304,767
Nordson Corp.	98,549	25,283,731
Omega Flex, Inc.	6,497	306,658
Oshkosh Corp.	117,633	12,693,777
Otis Worldwide Corp.	732,725	69,381,730
PACCAR, Inc.	949,715	91,343,589
Palladyne AI Corp. Class A (a)	22,832	38,586
Park-Ohio Holdings Corp.	15,568	470,776
Parker Hannifin Corp.	232,856	139,760,171
Pentair PLC	300,548	26,655,602
Perma-Pipe International Holdings, Inc. (a)	13,941	142,477
Proto Labs, Inc. (a)	46,363	1,417,781
RBC Bearings, Inc. (a)	52,869	15,747,032
REV Group, Inc.	70,634	2,248,987
Shyft Group, Inc. (The)	56,067	795,591
Snap-On, Inc.	95,514	27,101,142
SPX Technologies, Inc. (a)	85,157	13,892,513
Standex International Corp.	21,377	3,819,001
Stanley Black & Decker, Inc.	279,676	28,627,635
Symbotic, Inc. (a)(b)	64,370	1,235,904
Taylor Devices, Inc. (a)(b)	6,395	365,922
TechPrecision Corp. (a)	16,349	58,366
Tennant Co.	33,974	3,318,241
Terex Corp.	120,511	6,841,409
The Greenbrier Companies, Inc.	55,443	2,686,213
Timken Co.	116,947	9,885,530
Titan International, Inc. (a)	88,929	740,779
Toro Co.	189,245	17,524,087
Trinity Industries, Inc.	146,342	4,830,749
Twin Disc, Inc.	18,244	240,091
Urban-Gro, Inc. (a)(b)	10,932	15,195
Velo3D, Inc. (a)(b)	8,708	10,798
Wabash National Corp.	81,708	1,590,038
Watts Water Technologies, Inc. Class A	49,425	9,721,898
Westinghouse Air Brake Tech Co.	319,301	54,143,871
Xos, Inc. Class A (a)(b)	2,524	12,670
Xylem, Inc.	439,016	60,377,870
		1,831,013,094
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	77,016	1,354,711
Kirby Corp. (a)	105,764	12,683,219
Matson, Inc.	63,490	8,780,667
Pangaea Logistics Solutions Ltd.	62,241	420,127
		23,238,724
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	227,705	8,222,428
Allegiant Travel Co.	28,353	1,193,094
American Airlines Group, Inc. (a)(b)	1,189,793	12,635,602
Blade Air Mobility, Inc. (a)(b)	102,410	320,543
Delta Air Lines, Inc.	1,166,247	49,553,835
flyExclusive, Inc. Class A (a)	3,490	14,379
Frontier Group Holdings, Inc. (a)(b)	73,510	266,841
Hawaiian Holdings, Inc. (a)	93,029	1,611,262
JetBlue Airways Corp. (a)	657,038	3,337,753
Joby Aviation, Inc. (a)(b)	712,204	3,561,020
Mesa Air Group, Inc. (a)	68,162	84,521
SkyWest, Inc. (a)	72,751	5,641,113
Southwest Airlines Co.	1,081,471	31,276,141
Spirit Airlines, Inc. (b)	193,661	499,645
Sun Country Airlines Holdings, Inc. (a)	71,484	784,894
Surf Air Mobility, Inc. (b)	14,887	18,460
United Airlines Holdings, Inc. (a)	594,692	26,190,236
Wheels Up Experience, Inc. Class A (a)(b)	38,172	67,564
		145,279,331
Professional Services - 0.9%
Alight, Inc. Class A (a)	742,006	5,535,365
Asure Software, Inc. (a)	38,539	331,050
Automatic Data Processing, Inc.	742,082	204,747,845
Barrett Business Services, Inc.	46,876	1,711,443
BGSF, Inc.	15,267	123,357
BlackSky Technology, Inc. Class A (a)	152,944	169,768
Booz Allen Hamilton Holding Corp. Class A	235,352	37,369,191
Broadridge Financial Solutions, Inc.	213,986	45,549,060
CACI International, Inc. (a)	40,231	19,637,556
CBIZ, Inc. (a)	89,429	6,581,974
Clarivate PLC (a)	780,652	5,355,273
Concentrix Corp.	84,904	6,387,328
Conduent, Inc. (a)	309,568	1,182,550
CRA International, Inc.	12,598	2,124,023
CSG Systems International, Inc.	50,968	2,472,967
Dayforce, Inc. (a)(b)	288,526	16,495,031
DLH Holdings Corp. (a)	21,268	231,396
Dun & Bradstreet Holdings, Inc.	444,749	5,336,988
Equifax, Inc.	223,622	68,681,025
Exela Technologies, Inc. (a)(b)	7,955	16,467
ExlService Holdings, Inc. (a)	296,209	10,823,477
Exponent, Inc.	91,924	9,952,611
Falcon's Beyond Global, Inc. Class A	1,021	10,772
First Advantage Corp.	93,898	1,798,147
FiscalNote Holdings, Inc. Class A (a)	120,339	156,441
Forrester Research, Inc. (a)	21,180	406,232
Franklin Covey Co. (a)	20,426	822,351
FTI Consulting, Inc. (a)	63,452	14,486,726
Gee Group, Inc. (a)	143,761	37,665
Genpact Ltd.	301,825	11,840,595
Heidrick & Struggles International, Inc.	36,198	1,397,243
Hirequest, Inc.	8,189	116,611
Hudson Global, Inc. (a)	3,665	66,740
Huron Consulting Group, Inc. (a)	32,319	3,569,310
ICF International, Inc.	31,189	5,169,889
Innodata, Inc. (a)(b)	44,212	763,983
Insperity, Inc.	65,040	6,113,110
Jacobs Solutions, Inc.	226,624	34,193,029
KBR, Inc.	243,066	16,859,058
Kelly Services, Inc. Class A (non-vtg.)	58,703	1,239,220
Kforce, Inc.	31,970	2,096,912
Korn Ferry	93,826	6,853,989
LegalZoom.com, Inc. (a)	213,271	1,437,447
Leidos Holdings, Inc.	244,720	38,790,567
ManpowerGroup, Inc.	87,953	6,501,486
Mastech Digital, Inc. (a)	4,591	44,211
Maximus, Inc.	109,737	10,124,336
MISTRAS Group, Inc. (a)	36,231	433,323
NV5 Global, Inc. (a)	22,706	2,182,728
Parsons Corp. (a)	75,943	7,249,519
Paychex, Inc.	580,854	76,208,045
Paycom Software, Inc.	86,325	14,051,984
Paycor HCM, Inc. (a)	115,108	1,629,929
Paylocity Holding Corp. (a)	78,645	12,693,303
Planet Labs PBC Class A (a)	354,225	952,865
Professional Diversity Network, Inc. (a)	6,283	3,010
RCM Technologies, Inc. (a)	10,689	217,842
Resources Connection, Inc.	65,701	685,261
Robert Half, Inc.	186,293	11,674,982
Science Applications International Corp.	92,505	12,080,228
Skillsoft Corp. (a)(b)	7,497	113,205
Spire Global, Inc. (a)(b)	31,763	272,527
SS&C Technologies Holdings, Inc.	389,200	29,225,028
Steel Connect, Inc. (a)	6,141	73,262
Sterling Check Corp. (a)(b)	59,551	964,131
TaskUs, Inc. (a)	36,315	482,990
TransUnion	350,659	33,947,298
TriNet Group, Inc.	56,668	5,827,170
TrueBlue, Inc. (a)	55,932	445,778
Ttec Holdings, Inc.	32,945	168,349
UL Solutions, Inc. Class A	70,788	3,860,778
Upwork, Inc. (a)	224,871	2,167,756
Verisk Analytics, Inc.	258,919	70,638,282
Verra Mobility Corp. Class A (a)	299,095	8,258,013
Where Food Comes From, Inc. (a)	158	1,706
Willdan Group, Inc. (a)	23,337	889,373
		913,110,480
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	187,340	8,668,222
Alta Equipment Group, Inc.	43,675	294,370
Applied Industrial Technologies, Inc.	69,420	14,239,430
Beacon Roofing Supply, Inc. (a)	114,693	10,391,186
BlueLinx Corp. (a)	15,911	1,601,283
Boise Cascade Co.	71,011	9,630,512
Core & Main, Inc. Class A (a)	310,793	14,927,388
Custom Truck One Source, Inc. Class A (a)(b)	106,303	435,842
Distribution Solutions Group I (a)	19,773	735,951
DNOW, Inc. (a)	193,778	2,522,990
DXP Enterprises, Inc. (a)	24,992	1,374,560
EVI Industries, Inc.	9,990	165,135
Fastenal Co.	1,038,951	70,939,574
Ferguson Enterprises, Inc.	366,075	75,305,288
FTAI Aviation Ltd.	182,348	23,305,898
GATX Corp.	63,988	9,028,707
Global Industrial Co.	24,611	824,469
GMS, Inc. (a)	71,691	6,222,062
H&E Equipment Services, Inc.	57,050	2,746,958
Herc Holdings, Inc.	50,996	7,464,285
Hudson Technologies, Inc. (a)	70,112	576,321
iPower, Inc. (a)	26,836	34,618
Karat Packaging, Inc.	10,164	257,556
McGrath RentCorp.	44,218	4,782,177
MRC Global, Inc. (a)	152,447	2,006,203
MSC Industrial Direct Co., Inc. Class A	83,447	6,862,681
Rush Enterprises, Inc.:
Class A	124,397	6,555,722
Class B	2,035	95,726
SiteOne Landscape Supply, Inc. (a)	82,432	11,693,804
Titan Machinery, Inc. (a)	36,916	557,801
Transcat, Inc. (a)	16,117	1,989,805
United Rentals, Inc.	120,576	89,378,166
W.W. Grainger, Inc.	79,308	78,112,035
Watsco, Inc.	57,834	27,495,440
WESCO International, Inc.	78,821	13,035,417
Willis Lease Finance Corp.	5,062	547,658
Xometry, Inc. Class A (a)(b)	72,553	1,424,941
		506,230,181
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)	19,699	243,283
TOTAL INDUSTRIALS		9,529,803,985
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	124,294	693,561
Applied Optoelectronics, Inc. (a)(b)	60,736	689,354
Arista Networks, Inc. (a)	459,669	162,437,831
Aviat Networks, Inc. (a)	24,282	666,541
BK Technologies Corp. (a)	2,679	60,144
Calix, Inc. (a)	106,259	3,957,085
Cambium Networks Corp. (a)	18,981	32,837
Ciena Corp. (a)	260,972	15,045,036
Cisco Systems, Inc.	7,338,732	370,899,515
Clearfield, Inc. (a)(b)	22,204	828,209
ClearOne, Inc.	23,778	13,630
CommScope Holding Co., Inc. (a)	393,727	1,519,786
Comtech Telecommunications Corp. (a)	51,005	161,176
Digi International, Inc. (a)	66,384	1,955,673
EMCORE Corp. (a)(b)	8,317	8,816
Extreme Networks, Inc. (a)	230,053	3,623,335
F5, Inc. (a)	105,631	21,458,938
Franklin Wireless Corp. (a)	4,280	17,848
Genasys, Inc. (a)	68,583	213,979
Harmonic, Inc. (a)	222,542	3,215,732
Infinera Corp. (a)(b)	400,163	2,517,025
Inseego Corp. (a)(b)	16,854	245,900
Juniper Networks, Inc.	588,161	22,867,700
KVH Industries, Inc. (a)	20,882	92,716
Lantronix, Inc. (a)	56,660	203,409
Lumentum Holdings, Inc. (a)	121,679	7,009,927
Motorola Solutions, Inc.	302,298	133,627,808
NETGEAR, Inc. (a)	57,187	928,145
NetScout Systems, Inc. (a)	131,853	2,832,202
Network-1 Security Solutions, Inc.	15,146	24,593
Ondas Holdings, Inc. (a)(b)	80,077	69,827
Optical Cable Corp. (a)	398	1,098
Ribbon Communications, Inc. (a)	157,936	538,562
Ubiquiti, Inc.	7,572	1,465,333
ViaSat, Inc. (a)(b)	134,330	2,108,981
Viavi Solutions, Inc. (a)	404,746	3,484,863
Vislink Technologies, Inc. (a)	3,268	21,928
		765,539,043
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)(b)	43,082	170,174
Advanced Energy Industries, Inc.	67,393	7,149,723
Aeva Technologies, Inc. (a)(b)	48,859	161,235
AEye, Inc. Class A (a)	6,423	8,029
Airgain, Inc. (a)	15,158	116,413
Akoustis Technologies, Inc. (a)(b)	164,436	13,286
Alpine 4 Holdings, Inc. Class A, (a)(b)	35,149	13,778
Amphenol Corp. Class A	2,176,492	146,804,385
AmpliTech Group, Inc. (a)	57,971	48,696
Arlo Technologies, Inc. (a)	174,265	2,045,871
Arrow Electronics, Inc. (a)	97,631	13,187,995
Astrotech Corp. (a)	7,727	87,083
Avnet, Inc.	166,234	9,172,792
Badger Meter, Inc.	53,232	11,015,830
Bel Fuse, Inc.:
Class A (b)	1,767	152,245
Class B (non-vtg.)	20,840	1,413,577
Belden, Inc.	74,977	8,043,533
Benchmark Electronics, Inc.	64,539	2,743,553
CDW Corp.	243,809	55,013,063
Cepton, Inc. (a)	5,247	16,056
Climb Global Solutions, Inc.	6,777	643,679
Coda Octopus Group, Inc. (a)(b)	7,025	49,948
Cognex Corp.	309,591	12,501,285
Coherent Corp. (a)	240,558	18,751,496
Corning, Inc.	1,396,710	58,452,314
CPS Technologies Corp. (a)	12,397	17,294
Crane NXT Co.	87,528	5,142,270
CTS Corp.	55,636	2,740,073
Daktronics, Inc. (a)	76,532	1,105,887
Digital Ally, Inc. (a)(b)	3,677	4,045
ePlus, Inc. (a)	48,290	4,633,908
Evolv Technologies Holdings, Inc. (a)(b)	143,198	564,200
Fabrinet (a)	65,179	15,880,863
FARO Technologies, Inc. (a)	35,934	646,812
Focus Universal, Inc. (a)(b)	45,621	12,267
Frequency Electronics, Inc.	11,035	155,594
Identiv, Inc. (a)	41,958	140,559
Insight Enterprises, Inc. (a)	49,849	10,820,722
Interlink Electronics, Inc.	399	1,520
IPG Photonics Corp. (a)	53,290	3,643,437
Iteris, Inc. (a)	77,217	544,380
Itron, Inc. (a)	84,068	8,593,431
Jabil, Inc.	218,467	23,874,074
KEY Tronic Corp. (a)	9,017	41,027
Keysight Technologies, Inc. (a)	315,216	48,581,090
Kimball Electronics, Inc. (a)	45,014	830,508
Knowles Corp. (a)	157,945	2,914,085
LGL Group, Inc. (a)	914	5,447
LightPath Technologies, Inc. Class A (a)	45,152	58,698
Lightwave Logic, Inc. (a)(b)	205,058	604,921
Littelfuse, Inc.	44,747	12,180,133
Luna Innovations, Inc. (a)(b)	55,852	132,928
M-Tron Industries, Inc. (a)	3,390	127,159
Methode Electronics, Inc.	64,089	667,807
MicroVision, Inc. (a)(b)	332,000	314,802
Mirion Technologies, Inc. Class A (a)	325,095	3,524,030
MultiSensor AI Holdings, Inc. (a)(b)	9,573	21,348
Napco Security Technologies, Inc.	52,865	2,451,879
Neonode, Inc. (a)(b)	16,275	117,994
nLIGHT, Inc. (a)	82,551	985,659
Novanta, Inc. (a)	65,582	12,019,869
OSI Systems, Inc. (a)	28,307	4,242,370
Ouster, Inc. Class A (a)	64,920	460,283
Par Technology Corp. (a)(b)	59,625	3,219,154
PC Connection, Inc.	21,227	1,551,269
Plexus Corp. (a)	49,390	6,327,353
Powerfleet, Inc. (a)	179,687	896,638
Red Cat Holdings, Inc. (a)(b)	112,477	349,803
Research Frontiers, Inc. (a)	31,192	67,375
RF Industries Ltd. (a)	8,618	32,231
Richardson Electronics Ltd.	19,151	226,939
Rogers Corp. (a)	30,485	3,269,821
Sanmina Corp. (a)	101,585	7,047,967
ScanSource, Inc. (a)	45,354	2,310,333
Sigmatron International, Inc. (a)	7,949	22,973
Smartrent, Inc. (a)(b)	329,103	559,475
Sobr Safe, Inc. (a)	17,367	1,853
Sono-Tek Corp. (a)	20,716	85,971
Taitron Components, Inc. Class A (sub. vtg.)	585	1,697
TD SYNNEX Corp.	141,207	17,145,354
TE Connectivity Ltd.	555,536	85,330,330
Teledyne Technologies, Inc. (a)	86,145	37,283,556
Trimble, Inc. (a)	441,998	25,056,867
TTM Technologies, Inc. (a)	183,327	3,565,710
Vishay Intertechnology, Inc.	229,326	4,620,919
Vishay Precision Group, Inc. (a)	21,612	596,707
Vontier Corp.	278,198	9,745,276
Vuzix Corp. (a)(b)	96,509	83,287
Wrap Technologies, Inc. (a)(b)	53,560	91,052
Zebra Technologies Corp. Class A (a)	93,183	32,183,545
		758,252,867
IT Services - 1.2%
Accenture PLC Class A	1,139,160	389,535,762
Akamai Technologies, Inc. (a)	274,324	27,937,156
Applied Digital Corp. (a)(b)	143,958	525,447
ASGN, Inc. (a)	83,470	8,026,475
Backblaze, Inc. Class A (a)	61,352	374,861
BigBear.ai Holdings, Inc. (a)(b)	80,810	128,488
BigCommerce Holdings, Inc. (a)(b)	124,380	728,867
Brightcove, Inc. (a)	66,763	148,881
Ciso Global, Inc. (a)(b)	4,468	2,337
Cloudflare, Inc. Class A (a)	544,399	44,716,934
Cognizant Technology Solutions Corp. Class A	899,680	69,968,114
Core Scientific, Inc.	287,748	2,969,559
Couchbase, Inc. (a)	67,199	1,318,444
Crexendo, Inc. (a)	18,502	95,470
CSP, Inc. (b)	11,539	160,392
Data Storage Corp. (a)(b)	10,268	42,201
Digitalocean Holdings, Inc. (a)	99,774	3,734,541
DXC Technology Co. (a)	327,071	6,760,558
Edgio, Inc. (a)(b)	5,579	42,903
EPAM Systems, Inc. (a)	104,871	21,053,902
Fastly, Inc. Class A (a)	243,876	1,468,134
Firefly Neuroscience, Inc. (a)	381	1,494
Gartner, Inc. (a)	140,400	69,071,184
GoDaddy, Inc. Class A (a)	254,308	42,573,702
Grid Dynamics Holdings, Inc. (a)	98,255	1,367,710
Hackett Group, Inc.	45,970	1,218,205
IBM Corp.	1,664,447	336,434,672
Information Services Group, Inc.	51,511	180,289
Kyndryl Holdings, Inc. (a)	420,761	9,967,828
MongoDB, Inc. Class A (a)	132,904	38,647,154
Okta, Inc. Class A (a)	289,855	22,820,284
Perficient, Inc. (a)	64,819	4,872,444
Rackspace Technology, Inc. (a)	123,799	284,738
Research Solutions, Inc. (a)	6,073	16,883
Snowflake, Inc. Class A (a)	603,905	68,984,068
Squarespace, Inc. Class A (a)	94,791	4,311,095
The Glimpse Group, Inc. (a)	15,898	14,787
Thoughtworks Holding, Inc. (a)	161,257	701,468
Tucows, Inc. (a)(b)	16,932	362,514
Twilio, Inc. Class A (a)	311,354	19,540,577
Unisys Corp. (a)	124,375	687,794
VeriSign, Inc. (a)	156,732	28,823,015
WidePoint Corp. (a)	10,560	38,544
		1,230,659,875
Semiconductors & Semiconductor Equipment - 10.0%
ACM Research, Inc. Class A, (a)	84,214	1,519,221
Advanced Micro Devices, Inc. (a)	2,928,413	435,045,035
AEHR Test Systems (a)(b)	47,065	715,859
Allegro MicroSystems LLC (a)	173,475	4,255,342
Alpha & Omega Semiconductor Ltd. (a)	41,488	1,734,613
Ambarella, Inc. (a)	69,097	4,125,091
Amkor Technology, Inc.	188,455	6,200,170
Amtech Systems, Inc. (a)	21,254	135,175
Analog Devices, Inc.	898,700	211,050,708
Applied Materials, Inc.	1,505,406	296,956,388
Astera Labs, Inc.	37,206	1,602,090
Atomera, Inc. (a)(b)	43,164	116,111
Axcelis Technologies, Inc. (a)	58,564	6,402,802
AXT, Inc. (a)	69,335	183,738
Broadcom, Inc.	7,893,296	1,285,186,455
CEVA, Inc. (a)	43,385	1,038,637
Cirrus Logic, Inc. (a)	97,423	14,193,557
Cohu, Inc. (a)	84,886	2,284,282
Credo Technology Group Holding Ltd. (a)	236,401	8,252,759
CVD Equipment Corp. (a)	17,067	63,148
Diodes, Inc. (a)	83,244	5,801,274
Enphase Energy, Inc. (a)	245,858	29,758,652
Entegris, Inc.	272,371	31,559,628
Everspin Technologies, Inc. (a)(b)	35,604	198,314
First Solar, Inc. (a)	193,702	44,042,024
FormFactor, Inc. (a)	140,074	6,831,409
GCT Semiconductor Holding, Inc.	64,878	181,658
GSI Technology, Inc. (a)(b)	29,949	79,065
Ichor Holdings Ltd. (a)	58,988	1,828,628
Impinj, Inc. (a)	42,476	7,140,216
indie Semiconductor, Inc. (a)(b)	249,953	1,037,305
Intel Corp.	7,714,747	170,033,024
Intest Corp. (a)	20,768	148,699
KLA Corp.	244,050	199,981,892
Kopin Corp. (a)	192,454	186,142
Kulicke & Soffa Industries, Inc.	102,329	4,483,033
Lam Research Corp.	236,964	194,549,814
Lattice Semiconductor Corp. (a)	248,211	11,755,273
MACOM Technology Solutions Holdings, Inc. (a)	100,082	10,931,957
Marvell Technology, Inc.	1,567,061	119,472,731
MaxLinear, Inc. Class A (a)	135,297	2,053,808
Microchip Technology, Inc.	978,867	80,423,713
Micron Technology, Inc.	2,005,805	193,038,673
MKS Instruments, Inc.	116,008	13,831,634
Mobix Labs, Inc. (a)(b)	16,202	19,118
Monolithic Power Systems, Inc.	88,030	82,279,880
Navitas Semiconductor Corp. Class A (a)(b)	225,874	682,139
NVE Corp.	9,966	834,653
NVIDIA Corp.	44,571,859	5,320,542,809
NXP Semiconductors NV	463,529	118,830,294
ON Semiconductor Corp. (a)	778,953	60,657,070
Onto Innovation, Inc. (a)	89,383	19,058,243
PDF Solutions, Inc. (a)	56,548	1,784,089
Peraso, Inc. (a)	264	359
Photronics, Inc. (a)	112,895	2,919,465
Pixelworks, Inc. (a)	94,638	65,452
Power Integrations, Inc.	102,244	6,860,572
Qorvo, Inc. (a)	175,310	20,316,676
Qualcomm, Inc.	2,025,913	355,142,549
QuickLogic Corp. (a)(b)	25,663	215,569
Rambus, Inc. (a)	195,292	8,733,458
Rigetti Computing, Inc. Class A (a)(b)	180,019	164,969
Semtech Corp. (a)	116,693	5,113,487
Silicon Laboratories, Inc. (a)	57,753	6,836,223
SiTime Corp. (a)	31,366	4,537,406
SkyWater Technology, Inc. (a)	35,681	320,059
Skyworks Solutions, Inc.	290,360	31,820,552
SMART Global Holdings, Inc. (a)	92,324	1,912,953
SolarEdge Technologies, Inc. (a)(b)	101,760	2,475,821
Synaptics, Inc. (a)	72,494	5,902,461
Teradyne, Inc.	283,038	38,699,786
Texas Instruments, Inc.	1,650,410	353,748,879
Trio-Tech International (a)	4,221	24,651
Ultra Clean Holdings, Inc. (a)	81,363	3,067,385
Universal Display Corp.	78,863	15,277,340
Veeco Instruments, Inc. (a)	106,129	3,766,518
Wolfspeed, Inc. (a)(b)	226,731	2,210,627
		9,885,231,259
Software - 10.0%
8x8, Inc. (a)	215,823	405,747
A10 Networks, Inc.	126,830	1,746,449
ACI Worldwide, Inc. (a)	194,841	9,812,193
Adeia, Inc.	194,529	2,451,065
Adobe, Inc. (a)	811,495	466,130,843
Agilysys, Inc. (a)	36,595	4,138,895
Airship AI Holdings, Inc. Class A (a)(b)	26,473	82,331
Alarm.com Holdings, Inc. (a)	93,084	5,542,221
Alkami Technology, Inc. (a)	83,431	2,781,590
Altair Engineering, Inc. Class A (a)	103,996	9,397,079
American Software, Inc. Class A	61,603	709,051
Amplitude, Inc. Class A, (a)	127,382	1,122,235
ANSYS, Inc. (a)	157,393	50,589,258
AppFolio, Inc. Class A, (a)	38,358	8,898,672
Appian Corp. Class A (a)(b)	75,173	2,438,612
AppLovin Corp. Class A, (a)	327,191	30,386,228
Arteris, Inc. (a)	37,472	321,510
Asana, Inc. (a)(b)	171,773	2,415,128
Aspen Technology, Inc. (a)	51,053	11,953,549
Atlassian Corp. PLC Class A, (a)	287,985	47,690,316
AudioEye, Inc. (a)	13,100	317,151
Aurora Innovation, Inc. Class A, (a)(b)	1,694,647	7,914,001
Authid, Inc. (a)(b)	8,242	69,892
Autodesk, Inc. (a)	386,743	99,934,391
AvePoint, Inc. (a)	174,278	2,012,911
Aware, Inc. (a)	10,564	22,713
Bentley Systems, Inc. Class B	423,955	21,820,964
Bill Holdings, Inc. (a)	176,842	9,648,500
Blackbaud, Inc. (a)	75,283	6,293,659
BlackLine, Inc. (a)	94,875	4,701,056
Blend Labs, Inc. (a)	295,969	1,086,206
Box, Inc. Class A (a)	264,018	8,606,987
Braze, Inc. (a)	101,422	4,541,677
BTCS, Inc. (a)	11,578	13,546
BTCS, Inc. Series V (a)(c)	11,578	0
C3.ai, Inc. (a)(b)	179,743	4,195,202
Cadence Design Systems, Inc. (a)	492,549	132,461,203
CCC Intelligent Solutions Holdings, Inc. Class A (a)	609,055	6,565,613
Cerence, Inc. (a)(b)	72,714	239,956
Cipher Mining, Inc. (a)(b)	165,755	581,800
Cleanspark, Inc. (a)(b)	405,613	4,336,003
Clear Secure, Inc.	166,396	5,056,774
Clearwater Analytics Holdings, Inc. Class A (a)	285,362	7,071,270
CommVault Systems, Inc. (a)	79,368	12,333,787
Confluent, Inc. Class A (a)	445,731	9,458,412
Consensus Cloud Solutions, Inc. (a)	32,235	776,541
CoreCard Corp. (a)(b)	9,832	142,957
Crowdstrike Holdings, Inc. Class A (a)	417,526	115,771,609
CS Disco, Inc. (a)	43,919	242,872
CXApp, Inc. Class A (a)(b)	16,891	35,302
Cyngn, Inc. (b)	1,015	3,756
D-Wave Quantum, Inc. (a)(b)	139,810	141,208
Daily Journal Corp. (a)	1,845	917,168
Datadog, Inc. Class A (a)	557,654	64,832,854
DatChat, Inc. (a)	141	178
Dave, Inc. (a)(b)	11,669	438,754
Digimarc Corp. (a)(b)	34,210	981,485
Digital Turbine, Inc. (a)	169,445	545,613
DocuSign, Inc. (a)	371,317	21,985,680
Dolby Laboratories, Inc. Class A	106,836	7,623,817
Domo, Inc. Class B (a)	54,916	410,223
DoubleVerify Holdings, Inc. (a)	260,875	5,139,238
Dropbox, Inc. Class A (a)	435,804	10,956,113
Duos Technologies Group, Inc. (a)	22,659	52,795
Dynatrace, Inc. (a)	436,388	22,089,961
E2open Parent Holdings, Inc. (a)	320,674	1,436,620
eGain Communications Corp. (a)	35,849	257,037
Elastic NV (a)	150,373	11,456,919
Enfusion, Inc. Class A (a)	67,184	556,955
Envestnet, Inc. (a)	89,914	5,642,104
EverCommerce, Inc. (a)	45,242	484,542
Expensify, Inc. (a)	73,061	169,502
Fair Isaac Corp. (a)	44,687	77,320,575
Five9, Inc. (a)	137,143	4,422,862
Fortinet, Inc. (a)	1,146,295	87,932,289
Foxo Technologies, Inc. Class A (a)(b)	4,770	739
Freshworks, Inc. Class A (a)	344,255	4,020,898
Gen Digital, Inc.	996,508	26,367,602
GitLab, Inc. Class A (a)	195,342	9,259,211
Greenidge Generation Holdings, Inc. (a)	8,944	16,994
Griid Infrastructure, Inc. (a)	41,768	36,338
Guidewire Software, Inc. (a)	151,633	22,558,441
HashiCorp, Inc. Class A (a)	258,271	8,765,718
HubSpot, Inc. (a)	92,170	45,999,282
Hut 8 Mining Corp. (a)(b)	88,120	890,893
Ilearningengines Holdings, Inc. Class A (a)(b)	110,802	154,015
Informatica, Inc. Class A (a)	78,587	1,957,602
Instructure Holdings, Inc. (a)	44,386	1,039,964
Intapp, Inc. (a)	77,028	3,558,694
Intellicheck, Inc. (a)	38,801	89,630
InterDigital, Inc. (b)	46,074	6,384,013
Intrusion, Inc. (a)(b)	962	1,183
Intuit, Inc.	506,937	319,502,114
Inuvo, Inc. (a)	121,663	34,978
Issuer Direct Corp. (a)	5,902	71,178
Jamf Holding Corp. (a)	108,840	2,013,540
Kaltura, Inc. (a)	119,195	162,105
Klaviyo, Inc. Class A (b)	101,969	3,207,945
LivePerson, Inc. (a)	135,651	166,851
Liveramp Holdings, Inc. (a)	120,517	3,123,801
LM Funding America, Inc. (a)	1,999	5,717
Manhattan Associates, Inc. (a)	111,101	29,378,437
Marathon Digital Holdings, Inc. (a)(b)	492,135	8,218,655
Marin Software, Inc. (a)	2,863	7,129
Matterport, Inc. Class A (a)	442,721	2,005,526
Mawson Infrastructure Group, Inc. (a)(b)	23,817	30,962
MeridianLink, Inc. (a)	38,923	888,612
Microsoft Corp.	13,466,431	5,617,387,027
MicroStrategy, Inc. Class A (a)(b)	285,613	37,820,873
Mitek Systems, Inc. (a)	82,730	771,044
N-able, Inc. (a)	127,859	1,644,267
nCino, Inc. (a)	111,201	3,331,582
NCR Voyix Corp. (a)	271,752	3,665,934
NetSol Technologies, Inc. (a)	11,760	31,752
Nextnav, Inc. Class A (a)(b)	87,303	669,614
Nexttrip, Inc. (a)	1,241	3,276
Nutanix, Inc. Class A (a)	443,550	28,027,925
Oblong, Inc. (a)	26	92
Olo, Inc. Class A (a)	200,130	1,050,683
ON24, Inc. (a)	73,870	476,462
Onespan, Inc. (a)	67,181	1,082,958
Ooma, Inc. (a)	45,894	477,298
Oracle Corp.	2,887,990	408,044,107
Pagerduty, Inc. (a)(b)	187,030	3,699,453
Palantir Technologies, Inc. Class A (a)	3,586,839	112,913,692
Palo Alto Networks, Inc. (a)	585,168	212,252,137
Pegasystems, Inc.	80,576	5,711,227
Phunware, Inc. (a)(b)	14,898	50,802
Porch Group, Inc. (a)(b)	144,832	208,558
PowerSchool Holdings, Inc. Class A (a)	111,334	2,528,395
Prairie Operating Co. (a)(b)	4,903	42,754
Procore Technologies, Inc. (a)	166,022	9,840,124
Progress Software Corp.	78,938	4,590,245
PROS Holdings, Inc. (a)	84,350	1,697,966
PTC, Inc. (a)	216,048	38,692,036
Q2 Holdings, Inc. (a)	111,783	8,295,416
Qualys, Inc. (a)	67,407	8,437,334
Quantum Computing, Inc. (a)(b)	100,898	65,251
QXO, Inc. (A Shares)	813	11,228
Rapid7, Inc. (a)	117,043	4,425,396
Red Violet, Inc. (a)	21,313	615,946
Rekor Systems, Inc. (a)(b)	144,811	181,014
Repositrak, Inc.	27,808	540,866
Rimini Street, Inc. (a)	92,444	162,701
RingCentral, Inc. Class A (a)	150,321	5,010,199
Riot Platforms, Inc. (a)(b)	482,067	3,629,965
Roper Technologies, Inc.	193,401	107,223,448
Rubrik, Inc. Class A (b)	47,577	1,656,631
Salesforce, Inc.	1,759,110	444,878,919
Samsara, Inc. Class A (a)	349,440	14,351,501
SecureWorks Corp. (a)	22,784	190,019
Semrush Holdings, Inc. Class A (a)	55,016	755,920
SentinelOne, Inc. Class A (a)	514,276	12,116,343
ServiceNow, Inc. (a)	371,236	317,406,780
Silvaco Group, Inc. (b)	14,511	224,195
Smartsheet, Inc. Class A (a)	252,691	12,331,321
Smith Micro Software, Inc. (a)(b)	10,261	6,342
SolarWinds, Inc.	92,468	1,182,666
Soluna Holdings, Inc. (a)(b)	381	1,509
SoundHound AI, Inc. (a)(b)	531,917	2,601,074
SoundThinking, Inc. (a)	17,048	240,377
Sprinklr, Inc. (a)	220,585	1,978,647
Sprout Social, Inc. (a)(b)	93,880	2,919,668
SPS Commerce, Inc. (a)	67,645	13,511,412
Stronghold Digital Mining, Inc. Class A (a)(b)	10,932	52,692
Synchronoss Technologies, Inc. (a)	17,782	263,351
Synopsys, Inc. (a)	276,129	143,471,106
Telos Corp. (a)	94,553	345,118
Tenable Holdings, Inc. (a)	219,632	9,066,409
Teradata Corp. (a)	175,899	4,967,388
TeraWulf, Inc. (a)(b)	402,359	1,754,285
Tyler Technologies, Inc. (a)	76,590	45,024,963
UiPath, Inc. Class A (a)	749,577	9,654,552
Unity Software, Inc. (a)(b)	456,426	7,471,694
Upland Software, Inc. (a)	52,988	117,103
Varonis Systems, Inc. (a)	206,920	11,711,672
Verb Technology Co., Inc. (a)(b)	4,245	307
Verint Systems, Inc. (a)	114,028	3,597,583
Veritone, Inc. (a)(b)	57,679	178,805
Vertex, Inc. Class A (a)	93,302	3,609,854
Viant Technology, Inc. (a)	27,939	310,961
VirnetX Holding Corp. (a)(b)	4,674	33,887
Weave Communications, Inc. (a)	54,471	614,433
Workday, Inc. Class A (a)	384,272	101,136,548
Workiva, Inc. Class A (a)	90,378	7,064,848
Xperi, Inc. (a)	77,151	680,472
Yext, Inc. (a)	187,174	952,716
Zeta Global Holdings Corp. (a)	290,090	7,661,277
Zoom Video Communications, Inc. Class A (a)	470,800	32,522,864
Zscaler, Inc. (a)	163,076	32,611,938
Zuora, Inc. (a)	273,746	2,406,227
		9,839,930,366
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	26,118,401	5,981,113,772
Astro-Med, Inc. (a)	10,689	159,159
Boxlight Corp. (a)	8,268	3,597
CompoSecure, Inc. (b)	48,126	564,518
Corsair Gaming, Inc. (a)	75,281	524,709
CPI Card Group (a)	7,988	228,776
Dell Technologies, Inc. Class C	482,928	55,797,501
Diebold Nixdorf, Inc.	67,481	3,024,498
Eastman Kodak Co. (a)(b)	123,360	651,341
Hewlett Packard Enterprise Co.	2,357,677	45,668,203
HP, Inc.	1,561,985	56,512,617
Immersion Corp.	59,519	559,479
Intevac, Inc. (a)	41,132	146,019
IonQ, Inc. (a)(b)	335,830	2,491,859
Movano, Inc. (a)	47,458	14,807
NetApp, Inc.	374,184	45,171,492
One Stop Systems, Inc. (a)	30,336	75,840
Pure Storage, Inc. Class A (a)	553,375	28,382,604
Quantum Corp. (a)(b)	9,200	28,336
Seagate Technology Holdings PLC	353,428	35,183,757
Socket Mobile, Inc. (a)	1,516	1,789
Sonim Technologies, Inc. (a)	3,324	8,576
Super Micro Computer, Inc. (a)(b)	91,136	39,890,227
Transact Technologies, Inc. (a)	14,744	62,515
Turtle Beach Corp. (a)	32,722	511,118
Western Digital Corp. (a)	592,164	38,840,037
Xerox Holdings Corp.	206,004	2,334,025
		6,337,951,171
TOTAL INFORMATION TECHNOLOGY		28,817,564,581
MATERIALS - 2.6%
Chemicals - 1.5%
AdvanSix, Inc.	47,179	1,394,611
Air Products & Chemicals, Inc.	402,597	112,264,173
Albemarle Corp.	213,453	19,264,133
Alto Ingredients, Inc. (a)	126,110	174,032
American Vanguard Corp.	51,288	294,393
Arcadium Lithium PLC (b)	1,854,875	5,026,711
Arq, Inc. (a)	50,876	346,974
Ashland, Inc.	90,487	8,098,587
ASP Isotopes, Inc. (a)(b)	53,111	125,873
Aspen Aerogels, Inc. (a)	104,291	2,992,109
Avient Corp.	162,678	7,992,370
Axalta Coating Systems Ltd. (a)	398,110	14,531,015
Balchem Corp.	58,316	10,323,681
Cabot Corp.	99,837	10,493,867
Celanese Corp.	180,683	23,597,200
CF Industries Holdings, Inc.	331,546	27,548,157
Core Molding Technologies, Inc. (a)	14,429	257,558
Corteva, Inc.	1,263,419	72,393,909
Danimer Scientific, Inc. (a)(b)	163,582	61,409
Danimer Scientific, Inc. warrants 7/15/25 (a)	54,680	5,036
Dow, Inc.	1,275,694	68,351,685
DuPont de Nemours, Inc.	757,973	63,859,225
Eastman Chemical Co.	214,708	21,979,658
Ecolab, Inc.	460,567	116,606,353
Ecovyst, Inc. (a)	183,149	1,315,010
Element Solutions, Inc.	402,459	10,761,754
Flotek Industries, Inc. (a)	20,201	85,652
FMC Corp.	227,359	14,682,844
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	73,304	490,404
H.B. Fuller Co.	97,250	8,330,435
Hawkins, Inc.	34,401	4,357,575
Huntsman Corp.	297,860	6,567,813
Ingevity Corp. (a)	59,926	2,368,875
Innospec, Inc.	44,574	5,137,599
International Flavors & Fragrances, Inc.	462,370	48,081,856
Intrepid Potash, Inc. (a)	16,215	400,186
Koppers Holdings, Inc.	37,423	1,481,202
Kronos Worldwide, Inc.	45,005	520,258
Linde PLC	871,206	416,654,270
Loop Industries, Inc. (a)	33,140	54,681
LSB Industries, Inc. (a)	100,996	800,898
LyondellBasell Industries NV Class A	467,621	46,154,193
Mativ, Inc.	96,925	1,837,698
Minerals Technologies, Inc.	58,701	4,525,847
NewMarket Corp.	12,639	7,251,879
Northern Technologies International Corp.	13,491	177,272
Novusterra, Inc. (a)(b)(c)	7,806	0
Olin Corp.	216,065	9,435,559
Origin Materials, Inc. Class A (a)	236,946	374,375
Orion SA	103,593	1,932,009
Perimeter Solutions SA (a)	264,067	3,092,225
PPG Industries, Inc.	427,362	55,441,672
PureCycle Technologies, Inc. (a)(b)	244,973	1,494,335
Quaker Chemical Corp.	24,869	4,209,576
Rayonier Advanced Materials, Inc. (a)	117,759	939,717
RPM International, Inc.	232,705	27,051,956
Sensient Technologies Corp.	76,811	5,978,968
Sherwin-Williams Co.	422,490	156,055,131
Stepan Co.	37,999	2,949,862
The Chemours Co. LLC	267,597	5,202,086
The Mosaic Co.	581,772	16,621,226
The Scotts Miracle-Gro Co.	75,595	5,365,733
Trinseo PLC	61,522	267,621
Tronox Holdings PLC	219,324	3,055,183
Valhi, Inc.	4,904	143,246
Westlake Corp.	57,916	8,423,303
		1,478,054,703
Construction Materials - 0.3%
CRH PLC	1,244,005	112,918,334
Eagle Materials, Inc.	62,179	16,026,637
Knife River Holding Co. (a)	101,421	7,999,074
Martin Marietta Materials, Inc.	111,542	59,581,275
Smith-Midland Corp. (a)(b)	7,867	273,064
Summit Materials, Inc. Class A (a)	222,206	8,999,343
United States Lime & Minerals, Inc.	19,181	1,567,663
Vulcan Materials Co.	239,966	58,842,063
		266,207,453
Containers & Packaging - 0.3%
Amcor PLC	2,622,190	29,997,854
Aptargroup, Inc.	120,480	18,456,331
Avery Dennison Corp.	146,024	32,395,424
Ball Corp.	562,516	35,894,146
Berry Global Group, Inc.	207,540	14,291,204
Crown Holdings, Inc.	217,182	19,635,425
Graphic Packaging Holding Co.	553,822	16,575,892
Greif, Inc.:
Class A	44,576	2,786,892
Class B	11,084	747,062
International Paper Co.	630,805	30,543,578
Myers Industries, Inc.	67,388	1,030,363
O-I Glass, Inc. (a)	280,895	3,564,558
Packaging Corp. of America	161,555	33,852,235
Pactiv Evergreen, Inc.	74,451	878,522
Ranpak Holdings Corp. (A Shares) (a)	74,186	525,979
Sealed Air Corp.	264,262	9,235,957
Silgan Holdings, Inc.	146,966	7,681,913
Smurfit Westrock PLC	937,013	44,433,156
Sonoco Products Co.	177,724	10,053,847
TriMas Corp.	76,054	1,940,138
		314,520,476
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	62,229	44,736
Alcoa Corp.	445,787	14,309,763
Alpha Metallurgical Resources	21,262	5,084,807
American Battery Technology Co. (a)(b)	88,629	97,935
Ampco-Pittsburgh Corp. (a)	11,261	22,860
Arch Resources, Inc. Class A,	33,208	4,530,567
Ascent Industries Co. (a)	14,262	147,041
ATI, Inc. (a)	225,522	14,406,345
Carpenter Technology Corp.	89,799	13,000,201
Century Aluminum Co. (a)	93,580	1,343,809
Cleveland-Cliffs, Inc. (a)(b)	856,624	11,187,509
Coeur d'Alene Mines Corp. (a)	747,278	4,588,287
Commercial Metals Co.	210,282	11,269,012
Compass Minerals International, Inc. (b)	63,491	560,626
Contango ORE, Inc. (a)(b)	8,217	176,830
Dakota Gold Corp. (a)	109,343	253,676
Freeport-McMoRan, Inc.	2,599,768	115,117,727
Friedman Industries	11,685	175,859
Gatos Silver, Inc. (a)	87,170	1,096,599
Gold Resource Corp. (a)	158,807	59,918
Golden Minerals Co. (a)	3,898	1,243
Haynes International, Inc.	22,953	1,380,393
Hecla Mining Co.	1,070,410	6,347,531
Hycroft Mining Holding Corp. (a)(b)	27,266	57,259
Idaho Strategic Resources, Inc. (a)	18,907	235,959
Ivanhoe Electric, Inc. (a)	167,705	1,183,997
Kaiser Aluminum Corp.	28,967	2,159,490
Materion Corp.	37,206	4,317,384
McEwen Mining, Inc. (a)	75,856	690,290
Metallus, Inc. (a)	69,410	1,128,607
MP Materials Corp. (a)(b)	252,218	3,253,612
Newmont Corp.	2,087,905	111,473,248
Nucor Corp.	435,001	66,081,002
Olympic Steel, Inc.	18,014	722,361
Paramount Gold Nevada Corp. (a)	5,612	2,334
Piedmont Lithium, Inc. (a)(b)	32,989	271,829
Radius Recycling, Inc. Class A	46,925	710,445
Ramaco Resources, Inc.:
Class A	66,782	814,073
Class B	11,987	135,813
Reliance, Inc.	104,127	29,848,005
Royal Gold, Inc.	118,505	16,610,846
Ryerson Holding Corp.	51,822	1,037,476
Solitario Exploration & Royalty Corp. (a)	16,245	13,402
Steel Dynamics, Inc.	267,990	32,027,485
SunCoke Energy, Inc.	154,820	1,387,187
Tredegar Corp. (a)	46,297	283,801
U.S. Gold Corp. (a)	20,015	110,883
U.S. GoldMining, Inc. (a)	1,430	7,794
United States Antimony Corp. (a)	124,716	83,909
United States Steel Corp.	404,497	15,334,481
Universal Stainless & Alloy Products, Inc. (a)	15,241	641,951
Warrior Metropolitan Coal, Inc.	94,620	5,801,152
Worthington Steel, Inc.	54,440	1,927,176
		503,556,525
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	30,038	999,364
Glatfelter Corp. (a)	76,504	123,171
Louisiana-Pacific Corp.	115,278	11,187,730
Mercer International, Inc. (SBI)	84,298	505,788
Sylvamo Corp.	63,372	5,012,091
		17,828,144
TOTAL MATERIALS		2,580,167,301
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust (SBI)	202,449	4,557,127
Agree Realty Corp.	181,275	13,234,888
Alexander & Baldwin, Inc.	131,557	2,603,513
Alexanders, Inc.	4,037	925,119
Alexandria Real Estate Equities, Inc.	285,803	34,173,465
Alpine Income Property Trust, Inc.	24,213	461,016
American Assets Trust, Inc.	90,010	2,452,773
American Healthcare (REIT), Inc.	119,110	2,492,972
American Homes 4 Rent Class A	583,665	23,212,357
American Tower Corp.	846,440	189,653,346
Americold Realty Trust	489,534	14,196,486
Apartment Investment & Management Co. Class A (a)	245,474	2,282,908
Apple Hospitality (REIT), Inc.	412,373	5,954,666
Armada Hoffler Properties, Inc. Class A,	120,594	1,484,512
Ashford Hospitality Trust, Inc. (a)	61,645	58,100
AvalonBay Communities, Inc.	257,720	58,175,136
Bluerock Homes Trust, Inc.	5,461	84,809
Braemar Hotels & Resorts, Inc.	101,485	315,618
Brandywine Realty Trust (SBI)	318,335	1,664,892
Brixmor Property Group, Inc.	546,159	14,959,295
Broadstone Net Lease, Inc.	348,478	6,377,147
BRT Apartments Corp.	21,033	399,417
BXP, Inc.	263,944	19,853,868
Camden Property Trust (SBI)	193,692	24,250,238
CareTrust (REIT), Inc.	260,562	7,785,593
CBL & Associates Properties, Inc.	47,591	1,256,402
Centerspace	26,863	2,009,352
Chatham Lodging Trust	86,185	737,744
City Office REIT, Inc.	74,220	436,414
Clipper Realty, Inc.	18,146	89,278
Community Healthcare Trust, Inc.	47,239	884,786
COPT Defense Properties (SBI)	201,852	6,013,171
Cousins Properties, Inc.	275,636	7,858,382
Creative Media & Community Trust Corp.	40,132	80,264
Crown Castle, Inc.	787,765	88,245,435
CTO Realty Growth, Inc.	49,105	933,977
CubeSmart	410,626	21,282,746
DiamondRock Hospitality Co.	382,349	3,360,848
Digital Realty Trust, Inc.	588,246	89,183,976
Diversified Healthcare Trust (SBI)	386,525	1,345,107
Douglas Emmett, Inc.	319,704	5,115,264
Easterly Government Properties, Inc.	185,100	2,428,512
EastGroup Properties, Inc.	87,328	16,277,939
Elme Communities (SBI)	163,741	2,891,666
Empire State Realty Trust, Inc.	240,903	2,599,343
EPR Properties	138,092	6,555,227
Equinix, Inc.	172,051	143,552,472
Equity Commonwealth (a)	206,527	4,186,302
Equity Lifestyle Properties, Inc.	339,479	24,683,518
Equity Residential (SBI)	628,131	47,034,449
Essential Properties Realty Trust, Inc.	316,824	10,109,854
Essex Property Trust, Inc.	116,322	35,104,816
Extra Space Storage, Inc.	383,899	67,950,123
Farmland Partners, Inc.	81,640	835,994
Federal Realty Investment Trust (SBI)	135,580	15,591,700
First Industrial Realty Trust, Inc.	239,678	13,596,933
Four Corners Property Trust, Inc.	167,201	4,740,148
Franklin Street Properties Corp.	164,979	300,262
Gaming & Leisure Properties	494,405	25,718,948
Generation Income Properties, Inc.	3,170	7,703
Getty Realty Corp. (b)	90,966	2,890,899
Gladstone Commercial Corp.	73,049	1,116,919
Gladstone Land Corp.	60,778	824,757
Global Medical REIT, Inc.	110,711	1,030,719
Global Net Lease, Inc.	354,444	3,055,307
Global Self Storage, Inc.	28,172	145,931
Healthcare Realty Trust, Inc.	684,433	12,182,907
Healthpeak Properties, Inc.	1,275,106	28,409,362
Highwoods Properties, Inc. (SBI)	192,396	6,198,999
Host Hotels & Resorts, Inc.	1,273,149	22,534,737
Hudson Pacific Properties, Inc.	228,684	1,177,723
Independence Realty Trust, Inc.	408,631	8,491,352
Industrial Logistics Properties Trust	113,457	561,612
InvenTrust Properties Corp.	125,217	3,716,441
Invitation Homes, Inc.	1,043,204	38,431,635
Iron Mountain, Inc.	530,972	60,137,889
JBG SMITH Properties	160,043	2,784,748
Kilroy Realty Corp.	193,703	7,025,608
Kimco Realty Corp.	1,208,217	28,103,127
Kite Realty Group Trust	401,487	10,470,781
Lamar Advertising Co. Class A	158,818	19,976,128
Lineage, Inc.	103,337	8,669,974
LTC Properties, Inc.	83,006	3,048,810
LXP Industrial Trust (REIT)	534,765	5,540,165
Medical Properties Trust, Inc. (b)	1,091,291	4,910,810
Mid-America Apartment Communities, Inc.	211,684	34,371,131
Modiv Industrial, Inc.	13,362	222,344
National Health Investors, Inc.	79,117	6,442,497
National Storage Affiliates Trust	131,071	6,126,259
Net Lease Office Properties (b)	25,312	767,207
NETSTREIT Corp.	135,905	2,268,254
NexPoint Diversified Real Estate Trust	75,622	446,170
NexPoint Residential Trust, Inc.	43,154	2,041,184
NNN (REIT), Inc.	332,821	15,639,259
Office Properties Income Trust	91,870	202,114
Omega Healthcare Investors, Inc.	449,217	17,762,040
One Liberty Properties, Inc.	29,254	782,545
Orion Office (REIT), Inc.	102,935	422,034
Outfront Media, Inc.	264,095	4,502,820
Paramount Group, Inc.	294,856	1,489,023
Park Hotels & Resorts, Inc.	389,102	5,945,479
Peakstone Realty Trust	63,976	853,440
Pebblebrook Hotel Trust	220,338	2,930,495
Phillips Edison & Co., Inc.	223,623	8,265,106
Piedmont Office Realty Trust, Inc. Class A	228,920	2,234,259
Plymouth Industrial REIT, Inc.	69,301	1,659,066
Postal Realty Trust, Inc. Class A	43,827	635,053
PotlatchDeltic Corp.	144,194	6,266,671
Prologis, Inc.	1,676,930	214,345,193
Public Storage Operating Co.	286,907	98,615,674
Rayonier, Inc.	247,626	7,629,357
Realty Income Corp.	1,579,969	98,131,875
Regency Centers Corp.	298,641	21,708,214
Retail Opportunity Investments Corp.	227,924	3,484,958
Rexford Industrial Realty, Inc.	395,414	20,134,481
RLJ Lodging Trust	279,974	2,659,753
Ryman Hospitality Properties, Inc.	108,167	11,245,041
Sabra Health Care REIT, Inc.	418,090	7,124,254
Safehold, Inc.	79,691	1,997,056
Saul Centers, Inc.	24,707	1,008,540
SBA Communications Corp. Class A	194,687	44,127,755
Service Properties Trust	296,001	1,388,245
Simon Property Group, Inc.	591,008	98,905,189
SITE Centers Corp.	81,871	4,940,915
SL Green Realty Corp.	119,049	7,933,425
Sotherly Hotels, Inc. (a)	3,503	4,344
STAG Industrial, Inc.	331,815	13,465,053
Strawberry Fields (REIT), Inc. (b)	6,319	74,880
Summit Hotel Properties, Inc.	200,377	1,360,560
Sun Communities, Inc.	226,382	30,615,902
Sunstone Hotel Investors, Inc.	372,436	3,884,507
Tanger, Inc.	202,871	6,175,393
Terreno Realty Corp.	176,955	12,216,973
The Macerich Co.	390,393	6,234,576
UDR, Inc.	548,491	24,413,334
UMH Properties, Inc.	119,858	2,332,437
Uniti Group, Inc.	433,861	1,891,634
Universal Health Realty Income Trust (SBI)	22,866	1,026,683
Urban Edge Properties	213,631	4,518,296
Ventas, Inc.	734,511	45,620,478
Veris Residential, Inc.	146,235	2,564,962
VICI Properties, Inc.	1,895,504	63,461,474
Vornado Realty Trust	293,180	10,076,597
Welltower, Inc.	1,084,191	130,840,170
Weyerhaeuser Co.	1,322,919	40,335,800
Whitestone REIT	84,780	1,137,748
WP Carey, Inc.	397,222	23,841,264
Xenia Hotels & Resorts, Inc.	190,516	2,712,948
		2,562,506,044
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	474	578
Altisource Asset Management Corp. (b)	2,386	2,983
Altisource Portfolio Solutions SA (a)	25,313	29,363
American Realty Investments, Inc. (a)(b)	4,816	91,552
American Strategic Investment Co. (a)(b)	2,751	26,740
Amrep Corp. (a)	3,867	84,107
Anywhere Real Estate, Inc. (a)	197,754	967,017
CBRE Group, Inc. (a)	547,071	62,989,755
Compass, Inc. Class A (a)	608,896	3,123,636
Comstock Holding Companies, Inc. (a)	3,709	26,037
CoStar Group, Inc. (a)	740,223	57,219,238
Cushman & Wakefield PLC (a)	350,364	4,554,732
Digitalbridge Group, Inc. Class A	279,750	3,494,078
Doma Holdings, Inc. Class A (a)	11,543	70,297
Douglas Elliman, Inc. (a)	121,302	215,918
eXp World Holdings, Inc. (b)	143,264	1,684,785
Fathom Holdings, Inc. (a)	11,335	29,924
Forestar Group, Inc. (a)	32,518	1,006,107
FRP Holdings, Inc. (a)	25,723	761,915
Howard Hughes Holdings, Inc.	57,706	4,340,645
Jones Lang LaSalle, Inc. (a)	85,586	21,844,115
Kennedy-Wilson Holdings, Inc.	213,243	2,371,262
LuxUrban Hotels, Inc. (a)	22,798	1,717
Marcus & Millichap, Inc.	42,145	1,671,892
Maui Land & Pineapple, Inc. (a)	16,980	441,650
Newmark Group, Inc. Class A	212,416	2,937,713
Offerpad Solutions, Inc. Class A (a)(b)	19,716	76,695
Opendoor Technologies, Inc. Class A (a)(b)	1,135,766	2,441,897
Rafael Holdings, Inc. Class B (a)	15,875	23,019
RE/MAX Holdings, Inc. Class A	32,256	365,138
Redfin Corp. (a)(b)	238,449	2,227,114
Safe & Green Development Corp.	1,040	277
Seaport Entertainment Group, Inc.	6,411	197,331
Seritage Growth Properties Class A (a)(b)	67,221	312,578
Star Holdings (a)	21,742	291,343
Stratus Properties, Inc. (a)	10,131	264,115
Tejon Ranch Co. (a)	42,843	766,461
The RMR Group, Inc. Class A	29,731	757,843
The St. Joe Co.	64,387	3,822,656
Transcontinental Realty Investors, Inc. (a)	1,651	49,646
Zillow Group, Inc.:
Class A (a)	124,269	6,639,693
Class C (a)	265,326	14,672,528
		202,896,090
TOTAL REAL ESTATE		2,765,402,134
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	104,064	6,613,267
Alliant Energy Corp.	462,450	26,946,962
American Electric Power Co., Inc.	954,367	95,703,923
Avangrid, Inc.	127,801	4,561,218
Constellation Energy Corp.	570,984	112,312,553
Duke Energy Corp.	1,398,539	159,363,519
Edison International	696,431	60,610,390
Entergy Corp.	385,379	46,511,392
Evergy, Inc.	418,762	24,765,585
Eversource Energy	640,146	43,229,059
Exelon Corp.	1,812,815	69,050,123
FirstEnergy Corp.	938,154	41,203,724
Genie Energy Ltd. Class B	38,380	642,481
Hawaiian Electric Industries, Inc. (b)	197,174	2,115,677
IDACORP, Inc.	91,452	9,319,873
MGE Energy, Inc.	64,595	5,600,709
NextEra Energy, Inc.	3,722,513	299,699,522
NRG Energy, Inc.	377,674	32,106,067
OGE Energy Corp.	361,001	14,281,200
Oklo, Inc. (a)(b)	136,964	817,675
Otter Tail Corp.	75,901	6,417,430
PG&E Corp.	3,860,204	76,046,019
Pinnacle West Capital Corp.	206,384	18,062,728
Portland General Electric Co.	188,447	9,066,185
PPL Corp.	1,335,220	42,606,870
Southern Co.	1,981,324	171,186,394
TXNM Energy, Inc.	166,140	6,808,417
Xcel Energy, Inc.	1,008,069	61,724,065
		1,447,373,027
Gas Utilities - 0.1%
Atmos Energy Corp.	273,687	35,781,838
Chesapeake Utilities Corp.	42,177	4,994,600
National Fuel Gas Co.	165,753	9,905,399
New Jersey Resources Corp.	177,981	8,242,300
Northwest Natural Holding Co.	67,392	2,710,506
ONE Gas, Inc.	102,400	7,059,456
RGC Resources, Inc.	12,504	265,710
Southwest Gas Holdings, Inc.	110,184	8,012,580
Spire, Inc.	105,010	6,927,510
UGI Corp.	380,626	9,481,394
		93,381,293
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	112,266	350,270
Clearway Energy, Inc.:
Class A	69,678	1,872,248
Class C	140,569	4,070,878
Montauk Renewables, Inc. (a)	119,836	562,031
Ormat Technologies, Inc.	97,461	7,263,768
Spruce Power Holding Corp. (Class A) (a)	24,537	72,875
Sunnova Energy International, Inc. (a)(b)	189,775	2,108,400
The AES Corp.	1,288,088	22,064,947
Vistra Corp.	591,961	50,571,228
		88,936,645
Multi-Utilities - 0.6%
Ameren Corp.	484,530	39,978,570
Avista Corp.	145,043	5,604,462
Black Hills Corp.	128,760	7,612,291
CenterPoint Energy, Inc.	1,153,976	31,503,545
CMS Energy Corp.	537,862	36,499,315
Consolidated Edison, Inc.	628,229	63,802,937
Dominion Energy, Inc.	1,519,901	84,962,466
DTE Energy Co.	376,676	47,092,034
NiSource, Inc.	803,692	26,570,058
NorthWestern Energy Corp.	109,993	5,982,519
Public Service Enterprise Group, Inc.	901,141	72,767,136
Sempra	1,146,916	94,253,557
Unitil Corp.	30,417	1,834,145
WEC Energy Group, Inc. (b)	573,394	53,342,844
		571,805,879
Water Utilities - 0.1%
American States Water Co.	66,214	5,391,144
American Water Works Co., Inc.	350,893	50,219,806
Artesian Resources Corp. Class A	17,408	628,603
Cadiz, Inc. (a)(b)	75,765	255,328
California Water Service Group	104,149	5,762,564
Consolidated Water Co., Inc.	26,721	741,775
Essential Utilities, Inc.	455,312	17,752,615
Global Water Resources, Inc.	19,221	243,914
Middlesex Water Co.	40,048	2,523,424
Pure Cycle Corp. (a)	33,878	360,801
SJW Group	57,157	3,371,691
York Water Co.	25,621	998,707
		88,250,372
TOTAL UTILITIES		2,289,747,216
TOTAL COMMON STOCKS (Cost $45,860,085,798)		98,584,617,578

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $7,501,373)	7,587,000	7,503,920

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	30,896,946	30,903,126
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	487,124,597	487,173,309
TOTAL MONEY MARKET FUNDS (Cost $518,045,850)		518,076,435

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $46,385,635,098)	99,110,197,933
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(416,017,954)
NET ASSETS - 100.0%	98,694,179,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	117	Sep 2024	13,005,135	800,074	800,074
CME E-mini S&P 500 Index Contracts (United States)	324	Sep 2024	91,708,200	3,708,461	3,708,461
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	Sep 2024	6,815,820	283,913	283,913

TOTAL FUTURES CONTRACTS					4,792,448
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,299,187.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $110,258 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,130,885	1,886,766,903	1,858,024,947	1,872,521	30,285	-	30,903,126	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	614,528,148	944,396,356	1,071,751,195	6,835,955	-	-	487,173,309	2.1%
Total	616,659,033	2,831,163,259	2,929,776,142	8,708,476	30,285	-	518,076,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	8,030,477,058	8,030,477,056	-	2
Consumer Discretionary	9,717,235,735	9,717,235,735	-	-
Consumer Staples	5,524,674,256	5,524,674,256	-	-
Energy	3,583,006,484	3,583,006,484	-	-
Financials	13,703,544,800	13,703,544,800	-	-
Health Care	12,042,994,028	12,042,632,097	147,998	213,933
Industrials	9,529,803,985	9,529,803,985	-	-
Information Technology	28,817,564,581	28,817,564,581	-	-
Materials	2,580,167,301	2,580,167,301	-	-
Real Estate	2,765,402,134	2,765,402,134	-	-
Utilities	2,289,747,216	2,289,747,216	-	-

U.S. Government and Government Agency Obligations	7,503,920	-	7,503,920	-

Money Market Funds	518,076,435	518,076,435	-	-
Total Investments in Securities:	99,110,197,933	99,102,332,080	7,651,918	213,935
Derivative Instruments: Assets
Futures Contracts	4,792,448	4,792,448	-	-
Total Assets	4,792,448	4,792,448	-	-
Total Derivative Instruments:	4,792,448	4,792,448	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,792,448	0
Total Equity Risk	4,792,448	0
Total Value of Derivatives	4,792,448	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Total Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $468,026,969) - See accompanying schedule:
Unaffiliated issuers (cost $45,867,589,248)	$98,592,121,498
Fidelity Central Funds (cost $518,045,850)	518,076,435

Total Investment in Securities (cost $46,385,635,098)		$99,110,197,933
Foreign currency held at value (cost $253)		257
Receivable for fund shares sold		42,457,159
Dividends receivable		106,949,958
Distributions receivable from Fidelity Central Funds		1,559,500
Receivable for daily variation margin on futures contracts		1,161,454
Other receivables		1,332,094
Total assets		99,263,658,355
Liabilities
Payable to custodian bank	$61,020
Payable for investments purchased	50,580,265
Payable for fund shares redeemed	29,470,211
Accrued management fee	1,192,912
Other payables and accrued expenses	1,241,727
Collateral on securities loaned	486,932,241
Total liabilities		569,478,376
Net Assets		$98,694,179,979
Net Assets consist of:
Paid in capital		$45,523,756,469
Total accumulated earnings (loss)		53,170,423,510
Net Assets		$98,694,179,979
Net Asset Value, offering price and redemption price per share ($98,694,179,979 ÷ 635,040,480 shares)		$155.41
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$622,407,557
Interest		175,248
Income from Fidelity Central Funds (including $6,835,955 from security lending)		8,708,476
Total income		631,291,281
Expenses
Management fee	$6,756,802
Independent trustees' fees and expenses	190,003
Total expenses before reductions	6,946,805
Expense reductions	(45,096)
Total expenses after reductions		6,901,709
Net Investment income (loss)		624,389,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(11,530,607)
Redemptions in-kind	631,748,221
Fidelity Central Funds	30,285
Foreign currency transactions	11,013
Futures contracts	1,619,678
Total net realized gain (loss)		621,878,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,407,545,296
Assets and liabilities in foreign currencies	6
Futures contracts	1,649,461
Total change in net unrealized appreciation (depreciation)		8,409,194,763
Net gain (loss)		9,031,073,353
Net increase (decrease) in net assets resulting from operations		$9,655,462,925
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$624,389,572	$1,190,639,651
Net realized gain (loss)	621,878,590	(78,767,395)
Change in net unrealized appreciation (depreciation)	8,409,194,763	18,509,931,185
Net increase (decrease) in net assets resulting from operations	9,655,462,925	19,621,803,441
Distributions to shareholders	(163,895,285)	(1,157,291,051)

Share transactions
Proceeds from sales of shares	6,531,707,752	11,588,244,139
Reinvestment of distributions	145,074,557	1,023,630,793
Cost of shares redeemed	(6,471,406,973)	(9,006,356,987)

Net increase (decrease) in net assets resulting from share transactions	205,375,336	3,605,517,945
Total increase (decrease) in net assets	9,696,942,976	22,070,030,335

Net Assets
Beginning of period	88,997,237,003	66,927,206,668
End of period	$98,694,179,979	$88,997,237,003

Other Information
Shares
Sold	44,819,355	94,542,519
Issued in reinvestment of distributions	1,030,726	7,990,056
Redeemed	(44,470,893)	(73,156,183)
Net increase (decrease)	1,379,188	29,376,392

Financial Highlights
Fidelity® Total Market Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$140.45	$110.75	$122.59	$110.80	$83.06	$79.36
Income from Investment Operations
Net investment income (loss) B,C	.99	1.92	1.81	1.62	1.50	1.57
Net realized and unrealized gain (loss)	14.23	29.64	(11.93)	11.70	27.80	3.88
Total from investment operations	15.22	31.56	(10.12)	13.32	29.30	5.45
Distributions from net investment income	(.26)	(1.86)	(1.72)	(1.53)	(1.56)	(1.63)
Distributions from net realized gain	-	-	-	-	-	(.13)
Total distributions	(.26)	(1.86)	(1.72)	(1.53)	(1.56)	(1.75) D
Net asset value, end of period	$155.41	$140.45	$110.75	$122.59	$110.80	$83.06
Total Return E,F	10.86%	28.66%	(8.22)%	11.94%	35.50%	6.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I,J	.02%	.01% J	.02%	.02%	.02%
Expenses net of fee waivers, if any	.01 % I,J	.02%	.01% J	.02%	.02%	.02%
Expenses net of all reductions	.01% I,J	.02%	.01% J	.02%	.02%	.02%
Net investment income (loss)	1.35% I	1.57%	1.62%	1.29%	1.60%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$98,694,180	$88,997,237	$66,927,207	$71,287,844	$59,884,164	$45,985,996
Portfolio turnover rate K	3 % I,L	2%	2%	3%	6% L	11% L

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Extended Market Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	112,157	3,978,209
AST SpaceMobile, Inc. Class A, (a)(b)	838,168	24,340,399
ATN International, Inc.	61,471	1,644,964
Bandwidth, Inc. Class A, (a)	140,384	2,408,989
Cogent Communications Group, Inc.	254,744	17,826,985
Consolidated Communications Holdings, Inc. (a)	414,165	1,892,734
Frontier Communications Parent, Inc. (a)(b)	1,344,102	38,710,138
GCI Liberty, Inc. Class A (Escrow) (c)(i)	444,709	4
Globalstar, Inc. (a)(b)	4,422,852	5,528,565
IDT Corp. Class B	120,515	4,622,955
Iridium Communications, Inc.	731,642	18,876,364
Liberty Global Ltd.:
Class A	760,000	14,706,000
Class C (b)	1,300,287	25,576,645
Liberty Latin America Ltd.:
Class A (a)	183,950	1,742,007
Class C (a)	747,131	7,075,331
Lumen Technologies, Inc. (a)	6,085,300	31,947,825
Nextplat Corp. (a)	46,643	54,572
Shenandoah Telecommunications Co.	302,606	4,575,403
		205,508,089
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	2,211,316	10,658,543
Atlanta Braves Holdings, Inc.:
Class A (a)	77,321	3,525,838
Class C, (a)	229,821	9,854,724
Cinemark Holdings, Inc. (a)	620,349	16,985,156
Cineverse Corp. (a)(b)	70,548	56,622
CuriosityStream, Inc. Class A	151,038	232,599
Dolphin Entertainment, Inc. (a)(b)	86,197	61,114
Endeavor Group Holdings, Inc. (b)	1,124,551	30,902,661
Eventbrite, Inc. (a)	512,666	1,630,278
Gaia, Inc. Class A (a)	94,464	449,649
Gaxosai, Inc. (a)(b)	9,371	24,833
Golden Matrix Group, Inc. (a)(b)	149,534	387,293
Kartoon Studios, Inc. (a)(b)	210,850	196,091
Liberty Media Corp. Liberty Formula One:
Class A	194,658	13,746,748
Class C	1,268,185	98,981,839
Liberty Media Corp. Liberty Live:
Class C	260,980	10,535,763
Series A	145,696	5,769,562
Lions Gate Entertainment Corp.:
Class A (a)(b)	388,915	3,021,870
Class B (a)	726,045	5,024,231
LiveOne, Inc. (a)	516,801	899,234
Madison Square Garden Entertainment Corp. Class A (a)	254,460	10,743,301
Madison Square Garden Sports Corp. (a)	96,436	20,159,946
Marcus Corp.	163,132	2,308,318
Mega Matrix Corp. (a)(b)	148,773	296,058
Motorsport Games, Inc. Class A (a)(b)	6,087	7,244
Moving Image Technologies, Inc. (a)(b)	45,066	26,364
Playstudios, Inc. Class A (a)	519,732	789,993
Playtika Holding Corp.	418,346	3,166,879
PodcastOne, Inc.	25,116	39,432
Reading International, Inc.:
Class A (a)	123,337	222,007
Class B (a)	1,047	9,947
Reservoir Media, Inc. (a)(b)	197,782	1,534,788
Roblox Corp. Class A (a)	3,013,704	132,572,839
Roku, Inc. Class A (a)	761,929	51,635,928
Skillz, Inc. (a)(b)	62,176	366,838
Snail, Inc. (a)	6,339	5,382
Sphere Entertainment Co. Class A (a)	163,327	7,611,038
TKO Group Holdings, Inc.	354,070	41,861,696
Trugolf Holdings, Inc. Class A (a)(b)	31,943	36,734
Vivid Seats, Inc. Class A (a)(b)	389,278	1,810,143
Warner Music Group Corp. Class A	853,920	24,430,651
		512,580,174
Interactive Media & Services - 0.8%
Angi, Inc. Class A, (a)	533,121	1,439,427
Bumble, Inc. Class A (a)	448,836	3,011,690
BuzzFeed, Inc. (a)(b)	130,630	338,332
CarGurus, Inc. Class A (a)	484,097	14,029,131
Cars.com, Inc. (a)	400,149	7,138,658
DHI Group, Inc. (a)	252,661	490,162
EverQuote, Inc. Class A (a)	134,342	3,318,247
fuboTV, Inc. (a)(b)	1,908,896	3,206,945
Getty Images Holdings, Inc. (a)(b)	297,355	1,129,949
Grindr, Inc. (a)(b)	134,579	1,618,985
HWH International, Inc. (a)(b)	13,374	7,222
IAC, Inc. Class A (a)	426,122	22,490,719
Izea Worldwide, Inc. (a)(b)	92,535	203,577
MediaAlpha, Inc. Class A (a)	158,031	2,812,952
Nextdoor Holdings, Inc. Class A (a)	1,091,235	2,728,088
Onfolio Holdings, Inc. (a)	20,930	21,349
Outbrain, Inc. (a)	203,592	1,038,319
Paltalk, Inc. (a)(b)	32,784	105,237
Pinterest, Inc. Class A (a)	3,597,954	115,278,446
PSQ Holdings, Inc. Class A (a)(b)	103,206	277,624
QuinStreet, Inc. (a)	329,131	6,289,693
Reddit, Inc. Class A	180,612	10,842,138
Rumble, Inc. (a)(b)	484,377	2,785,168
Shutterstock, Inc.	154,313	5,536,750
Snap, Inc. Class A (a)	6,148,777	57,429,577
Society Pass, Inc. (a)(b)	31,219	31,531
Super League Enterprise, Inc. (a)(b)	39,620	45,167
System1, Inc. (a)(b)	110,624	137,174
The Arena Group Holdings, Inc. (a)(b)	98,946	93,999
Travelzoo, Inc. (a)	47,214	569,873
TripAdvisor, Inc. Class A (a)	669,596	9,715,838
TrueCar, Inc. (a)	505,462	1,516,386
Trump Media & Technology Group (a)(b)	298,164	5,814,198
Vimeo, Inc. Class A (a)	998,939	5,344,324
Yelp, Inc. Class A (a)	423,243	14,783,878
Zedge, Inc. (a)	71,465	255,845
Ziff Davis, Inc. (a)	286,371	13,994,951
ZipRecruiter, Inc. (a)	482,291	4,605,879
Zoominfo Technologies, Inc. (a)	1,652,335	16,341,593
		336,819,021
Media - 1.4%
Advantage Solutions, Inc. Class A (a)(b)	591,059	2,287,398
Altice U.S.A., Inc. Class A (a)	1,351,661	2,487,056
AMC Networks, Inc. Class A (a)	186,293	1,834,986
Asset Entities, Inc. (a)(b)	9,094	12,913
Beasley Broadcast Group, Inc. Class A (a)	78,805	49,647
Boston Omaha Corp. (a)	142,078	2,030,295
Cable One, Inc.	27,118	9,565,061
Cardlytics, Inc. (a)(b)	310,513	1,214,106
Cbdmd, Inc. (a)(b)	8,992	4,892
Clear Channel Outdoor Holdings, Inc. (a)	2,149,353	3,224,030
comScore, Inc. (a)	23,285	166,953
Creative Realities, Inc. (a)	51,762	238,623
Cumulus Media, Inc. (a)(b)	89,136	147,966
DallasNews Corp.	42,179	175,043
Direct Digital Holdings, Inc. (a)(b)	21,128	63,490
E.W. Scripps Co. Class A (a)	389,277	766,876
EchoStar Corp. Class A (a)	730,501	13,543,489
Emerald Holding, Inc.	135,448	751,736
Entravision Communication Corp. Class A	374,097	778,122
Fluent, Inc. (a)	43,072	122,324
Gannett Co., Inc. (a)	833,281	4,408,056
Gray Television, Inc.	529,905	2,702,516
Gray Television, Inc. Class A (b)	6,822	53,348
Harte-Hanks, Inc. (a)	34,493	259,732
Ibotta, Inc. (b)	39,587	2,263,981
iHeartMedia, Inc. (a)	528,668	824,722
Innovid Corp. (a)	575,449	1,053,072
Integral Ad Science Holding Corp. (a)	421,585	4,903,034
John Wiley & Sons, Inc.:
Class A	256,204	12,377,215
Class B	7,784	375,033
Lee Enterprises, Inc. (a)	28,668	256,292
Lendway, Inc. (a)	2,775	12,599
Liberty Broadband Corp.:
Class A (a)	43,448	2,661,190
Class C (a)	701,491	43,759,009
Liberty Media Corp. Liberty SiriusXM:
Class A	494,938	11,784,474
Class C	857,632	20,437,371
Magnite, Inc. (a)	748,244	10,318,285
Marchex, Inc. Class B (a)	197,686	389,441
Mediaco Holding, Inc. Class A (a)(b)	138,225	463,054
National CineMedia, Inc. (a)(b)	571,166	3,935,334
Nexstar Media Group, Inc.	181,372	30,992,847
PubMatic, Inc. Class A (a)	261,239	4,075,328
Saga Communications, Inc. Class A	28,217	415,354
Scholastic Corp.	152,618	4,865,462
Sinclair, Inc. Class A	239,015	3,327,089
Sirius XM Holdings, Inc. (b)	3,944,992	12,979,024
SPAR Group, Inc. (a)	71,001	102,951
Stagwell, Inc. (a)	658,743	4,736,362
Stran & Co., Inc. (a)	67,479	85,698
TechTarget, Inc. (a)	163,606	4,360,100
TEGNA, Inc.	1,003,993	13,935,423
The New York Times Co. Class A	948,439	52,097,754
The Trade Desk, Inc. Class A (a)	2,673,914	279,504,230
Thryv Holdings, Inc. (a)	196,857	3,586,735
Townsquare Media, Inc.	76,428	807,844
Treasure Global, Inc. (a)(b)	8,086	5,662
Urban One, Inc.:
Class A (a)(b)	65,363	139,223
Class D (non-vtg.) (a)	81,580	112,580
WideOpenWest, Inc. (a)	296,166	1,634,836
		580,467,266
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	366,270	2,919,172
KORE Group Holdings, Inc. (a)(b)	52,966	130,826
NII Holdings, Inc. (a)(c)	487,940	5
Spok Holdings, Inc.	125,586	1,867,464
SurgePays, Inc. (a)(b)	79,062	129,662
Telephone & Data Systems, Inc.	579,870	13,696,529
U.S. Cellular Corp. (a)	85,923	4,779,037
		23,522,695
TOTAL COMMUNICATION SERVICES		1,658,897,245
CONSUMER DISCRETIONARY - 11.1%
Automobile Components - 0.8%
Adient PLC (a)	545,652	12,342,648
American Axle & Manufacturing Holdings, Inc. (a)	698,119	4,488,905
Autoliv, Inc.	433,070	44,376,683
Cooper-Standard Holding, Inc. (a)	101,838	1,573,397
Dana, Inc.	784,661	8,858,823
Dorman Products, Inc. (a)	167,325	18,978,002
Fox Factory Holding Corp. (a)	251,726	10,189,868
Garrett Motion, Inc. (a)(b)	772,883	6,453,573
Gentex Corp.	1,378,253	43,180,666
Gentherm, Inc. (a)	190,764	9,641,213
Holley, Inc. (a)	297,273	960,192
LCI Industries	153,260	18,060,158
Lear Corp.	339,051	39,550,299
Luminar Technologies, Inc. Class A (a)(b)	1,821,298	1,857,724
Mobileye Global, Inc. Class A (a)(b)	464,727	6,636,302
Modine Manufacturing Co. (a)	313,239	38,074,200
Motorcar Parts of America, Inc. (a)	97,137	644,018
Patrick Industries, Inc.	126,357	16,327,852
Phinia, Inc.	275,952	13,234,658
QuantumScape Corp. Class A (a)(b)	2,172,067	12,619,709
Solid Power, Inc. (a)(b)	795,700	1,137,851
Standard Motor Products, Inc.	113,880	3,679,463
Stoneridge, Inc. (a)	169,344	2,428,393
Strattec Security Corp. (a)	22,527	799,033
Superior Industries International, Inc. (a)	124,577	421,070
Sypris Solutions, Inc. (a)(b)	64,915	104,513
The Goodyear Tire & Rubber Co. (a)	1,711,951	15,099,408
Visteon Corp. (a)	165,946	16,798,714
Worksport Ltd. (a)(b)	117,739	70,537
XPEL, Inc. (a)	127,208	5,506,834
		354,094,706
Automobiles - 0.4%
AYRO, Inc. (a)(b)	34,003	28,736
Canoo, Inc. (a)(b)	360,504	547,966
Cenntro, Inc. (b)	130,761	172,605
ECD Automotive Design, Inc. (a)(b)	36,880	44,994
Envirotech Vehicles, Inc. (a)(b)	75,408	140,259
Faraday Future Intelligent Electric, Inc. (a)(b)	5,261	26,437
Harley-Davidson, Inc.	733,360	27,456,998
Lucid Group, Inc. Class A (a)(b)	5,430,505	21,830,630
Mullen Automotive, Inc. (a)(b)	27,673	5,950
Phoenix Motor, Inc. (a)(b)	90,131	49,572
Rivian Automotive, Inc. Class A (a)(b)	4,205,879	59,429,070
Thor Industries, Inc.	319,646	34,285,230
Volcon, Inc. (a)(b)	1,570	2,277
Winnebago Industries, Inc.	176,524	10,531,422
Workhorse Group, Inc. (a)(b)	161,282	109,672
		154,661,818
Broadline Retail - 0.2%
1stDibs.com, Inc. (a)	144,044	707,256
Big Lots, Inc. (a)	147,523	80,562
ContextLogic, Inc. Class A (a)(b)	125,526	677,840
Dillard's, Inc. Class A (b)	20,746	7,032,272
Groupon, Inc. (a)(b)	146,462	2,031,428
Kohl's Corp.	669,108	12,974,004
Macy's, Inc.	1,653,783	25,749,401
Nordstrom, Inc.	590,382	13,189,134
Ollie's Bargain Outlet Holdings, Inc. (a)	368,241	32,979,664
Qurate Retail, Inc.:
Class B (a)	8,136	32,219
Series A (a)	1,997,713	1,198,828
Savers Value Village, Inc. (a)(b)	142,161	1,258,125
		97,910,733
Distributors - 0.0%
A-Mark Precious Metals, Inc. (b)	104,546	4,074,158
Amcon Distributing Co.	897	128,657
Cheetah Net Supply Chain Service, Inc. (b)	29,658	6,993
Educational Development Corp. (a)(b)	34,469	68,249
Kaival Brands Innovations Group, Inc. (a)	3,742	2,488
Weyco Group, Inc.	39,645	1,323,350
		5,603,895
Diversified Consumer Services - 1.0%
ADT, Inc.	1,629,558	11,879,478
Adtalem Global Education, Inc. (a)	225,547	17,076,163
Allurion Technologies, Inc. (b)	203,268	133,994
American Public Education, Inc. (a)	106,751	1,784,877
Amesite, Inc. (a)(b)	10,189	23,027
Bright Horizons Family Solutions, Inc. (a)	348,132	48,989,135
Carriage Services, Inc.	82,699	2,741,472
Chegg, Inc. (a)	620,725	1,340,766
Coursera, Inc. (a)	648,518	5,252,996
Duolingo, Inc. Class A (a)	222,003	47,191,178
European Wax Center, Inc. Class A (a)(b)	221,326	1,527,149
Frontdoor, Inc. (a)	466,948	22,450,860
Graham Holdings Co. Class B	21,148	16,816,678
Grand Canyon Education, Inc. (a)	175,815	25,494,933
H&R Block, Inc.	836,705	52,971,794
Laureate Education, Inc.	809,178	12,477,525
Lincoln Educational Services Corp. (a)	171,229	2,131,801
Mister Car Wash, Inc. (a)(b)	558,932	3,638,647
Nerdy, Inc. Class A (a)(b)	432,438	467,033
OneSpaWorld Holdings Ltd.	554,455	8,799,201
Perdoceo Education Corp.	400,557	8,988,499
Regis Corp. (a)(b)	10,730	225,330
Service Corp. International	871,997	68,251,205
Strategic Education, Inc.	133,131	12,847,142
Stride, Inc. (a)	239,424	19,714,172
The Beachbody Co., Inc. (a)(b)	18,622	124,395
Udemy, Inc. (a)	530,868	4,496,452
Universal Technical Institute, Inc. (a)	223,655	3,902,780
Wag! Group Co. (a)(b)	45,097	37,318
WW International, Inc. (a)(b)	381,757	298,534
Xwell, Inc. (a)(b)	23,016	43,730
		402,118,264
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	330,786	3,856,965
Allied Esports Entertainment, Inc. (a)	109,641	139,244
Aramark	1,578,151	57,807,671
Ark Restaurants Corp.	9,612	120,727
Bally's Corp. (a)	156,132	2,685,470
Biglari Holdings, Inc.:
Class A (a)	404	345,016
Class B (a)	3,841	687,501
BJ's Restaurants, Inc. (a)	139,960	4,286,975
Bloomin' Brands, Inc.	521,949	9,134,108
Bowlero Corp. Class A (b)	220,160	2,432,768
Boyd Gaming Corp.	402,373	24,150,427
Brinker International, Inc. (a)	266,368	19,050,639
BT Brands, Inc. (a)(b)	16,341	27,126
BurgerFi International, Inc. (a)	68,493	10,562
Canterbury Park Holding Co.	14,261	285,220
Cava Group, Inc. (a)	89,043	10,154,464
Century Casinos, Inc. (a)	158,649	390,277
Choice Hotels International, Inc. (b)	142,946	18,238,480
Churchill Downs, Inc.	401,245	55,761,018
Chuy's Holdings, Inc. (a)	103,199	3,839,003
Cracker Barrel Old Country Store, Inc. (b)	133,322	5,276,885
Dave & Buster's Entertainment, Inc. (a)	194,985	6,110,830
Denny's Corp. (a)	331,783	2,169,861
Dine Brands Global, Inc.	92,467	2,923,807
Doordash, Inc. (a)	1,879,091	241,857,803
Draftkings Holdings, Inc. Class A (a)	2,860,196	98,676,762
Dutch Bros, Inc. Class A (a)	513,284	15,911,804
El Pollo Loco Holdings, Inc. (a)	153,445	2,126,748
Empire Resorts, Inc. (c)	10,999	0
Everi Holdings, Inc. (a)	509,035	6,642,907
FAT Brands, Inc.:
Class A	11,221	57,115
Class B	19,328	96,060
First Watch Restaurant Group, Inc. (a)(b)	147,371	2,433,095
Flanigans Enterprises, Inc. (b)	2,917	73,771
Full House Resorts, Inc. (a)	187,051	955,831
GAN Ltd. (a)	235,813	407,956
GEN Restaurant Group, Inc. (a)	26,408	240,841
Global Business Travel Group, Inc. (a)(b)	284,350	1,987,607
Golden Entertainment, Inc.	129,491	4,194,213
Good Times Restaurants, Inc. (a)	48,883	158,870
Hall of Fame Resort & Entertainment Co. (a)(b)	22,995	49,899
Hilton Grand Vacations, Inc. (a)	410,848	15,850,516
Hyatt Hotels Corp. Class A	270,897	41,154,672
Inspirato, Inc. (a)(b)	9,823	41,748
Inspired Entertainment, Inc. (a)	144,605	1,305,783
Jack in the Box, Inc.	115,734	5,712,630
Krispy Kreme, Inc. (b)	531,910	5,994,626
Kura Sushi U.S.A., Inc. Class A (a)(b)	34,166	2,254,614
Life Time Group Holdings, Inc. (a)	430,500	10,125,360
Light & Wonder, Inc. Class A (a)	541,526	59,470,385
Lindblad Expeditions Holdings (a)	217,172	2,154,346
Lottery.Com, Inc. (a)(b)	26,547	21,070
Marriott Vacations Worldwide Corp.	197,025	14,579,850
Monarch Casino & Resort, Inc.	79,331	6,022,810
Mondee Holdings, Inc. Class A (a)(b)	219,737	439,474
Nathan's Famous, Inc.	15,053	1,171,575
Noodles & Co. Class A (a)	204,357	322,884
Papa John's International, Inc.	197,765	9,368,128
Penn Entertainment, Inc. (a)	900,068	16,759,266
Pinstripes Holdings, Inc. (a)(b)	115,214	270,753
Planet Fitness, Inc. (a)	524,354	42,582,788
Playa Hotels & Resorts NV (a)	626,879	4,939,807
PlayAGS, Inc. (a)	242,705	2,747,421
Portillo's, Inc. Class A (a)(b)	323,786	3,985,806
Potbelly Corp. (a)	142,546	1,137,517
Rave Restaurant Group, Inc. (a)	50,925	93,193
RCI Hospitality Holdings, Inc.	54,925	2,504,031
Red Robin Gourmet Burgers, Inc. (a)(b)	94,861	332,014
Red Rock Resorts, Inc.	296,644	17,288,412
Rush Street Interactive, Inc. (a)	431,467	4,042,846
Sabre Corp. (a)	2,274,707	6,937,856
Serve Robotics, Inc. (b)	58,830	499,761
Shake Shack, Inc. Class A (a)	225,473	22,414,271
SharpLink Gaming, Inc. (b)	16,400	11,480
Six Flags Entertainment Corp.	558,107	24,433,924
Soho House & Co., Inc. Class A (a)(b)	225,352	1,417,464
Sonder Holdings, Inc. (a)(b)	53,930	366,724
Sweetgreen, Inc. Class A (a)	553,677	17,501,730
Target Hospitality Corp. (a)	164,434	1,593,365
Texas Roadhouse, Inc.	400,992	67,667,400
The Cheesecake Factory, Inc.	282,051	11,087,425
The ONE Group Hospitality, Inc. (a)	144,562	556,564
Travel+Leisure Co.	430,912	19,072,165
United Parks & Resorts, Inc. (a)	209,823	10,327,488
Vacasa, Inc. Class A (a)(b)	41,522	139,099
Vail Resorts, Inc.	227,487	41,334,388
Wendy's Co.	992,765	16,797,584
Wingstop, Inc.	176,565	68,173,512
Wyndham Hotels & Resorts, Inc.	481,958	37,930,095
Xponential Fitness, Inc. (a)(b)	148,629	1,920,287
Yoshiharu Global Co. (a)(b)	2,451	10,343
		1,228,623,576
Household Durables - 1.6%
Aterian, Inc. (a)(b)	44,572	133,270
Bassett Furniture Industries, Inc.	46,926	664,472
Beazer Homes U.S.A., Inc. (a)	170,680	5,338,870
Cavco Industries, Inc. (a)	46,731	19,314,857
Century Communities, Inc.	171,179	17,129,883
Champion Homes, Inc. (a)	321,708	30,050,744
Cricut, Inc.	272,720	1,576,322
Dixie Group, Inc. (a)	53,510	40,668
Dream Finders Homes, Inc. (a)	142,785	4,776,158
Emerson Radio Corp. (a)	22,931	10,491
Ethan Allen Interiors, Inc.	137,339	4,323,432
Flexsteel Industries, Inc.	22,284	922,112
GoPro, Inc. Class A (a)	739,875	947,040
Green Brick Partners, Inc. (a)	151,364	11,924,456
Hamilton Beach Brands Holding Co. Class A	46,791	1,370,508
Helen of Troy Ltd. (a)	143,666	7,668,891
Hooker Furnishings Corp.	61,771	978,453
Hovnanian Enterprises, Inc. Class A (a)	28,637	6,192,179
Installed Building Products, Inc.	140,776	31,295,913
iRobot Corp. (a)(b)	178,291	1,305,090
KB Home	440,698	36,890,830
Koss Corp. (a)	30,622	248,344
La-Z-Boy, Inc.	257,631	10,452,090
Landsea Homes Corp. Class A (a)	64,389	766,873
Legacy Housing Corp. (a)	40,991	1,105,117
Leggett & Platt, Inc.	803,492	10,156,139
LGI Homes, Inc. (a)	124,112	13,389,203
Lifetime Brands, Inc.	69,482	496,796
Live Ventures, Inc. (a)	6,936	130,327
Lovesac (a)	88,312	2,052,371
M/I Homes, Inc. (a)	166,348	26,510,881
Meritage Homes Corp.	217,821	43,143,805
Newell Brands, Inc.	2,304,051	16,335,722
Nova LifeStyle, Inc. (a)(b)	5,360	7,772
Purple Innovation, Inc. Class A (a)	330,717	396,860
Singing Machine Co., Inc. (a)(b)	22,703	17,572
Smith Douglas Homes Corp. (b)	52,233	1,914,862
Sonos, Inc. (a)	740,395	9,055,031
Star Equity Holdings, Inc. (a)(b)	12,031	48,966
Taylor Morrison Home Corp. (a)	634,588	42,726,810
Tempur Sealy International, Inc.	1,043,333	54,701,949
Toll Brothers, Inc.	625,732	90,149,209
TopBuild Corp. (a)	189,903	74,635,677
Traeger, Inc. (a)	426,510	1,531,171
TRI Pointe Homes, Inc. (a)	566,919	25,193,880
Tupperware Brands Corp. (a)(b)	237,770	285,324
United Homes Group, Inc. (a)(b)	31,329	190,794
Universal Electronics, Inc. (a)	71,690	668,151
Vizio Holding Corp. (a)(b)	607,864	6,826,313
VOXX International Corp. (a)(b)	77,736	426,771
Whirlpool Corp.	327,547	32,849,689
Worthington Enterprises, Inc.	182,236	8,346,409
Yunhong CTI Ltd. (a)	38,419	40,724
ZAGG, Inc. rights (a)(c)	138,785	1
		657,656,242
Leisure Products - 0.5%
Acushnet Holdings Corp.	173,942	11,652,375
American Outdoor Brands, Inc. (a)	72,909	672,221
AMMO, Inc. (a)(b)	521,840	829,726
Brunswick Corp.	405,136	32,026,001
Clarus Corp.	172,997	745,617
Connexa Sports Technologies, Inc. (a)(b)	8,023	51,588
Escalade, Inc.	53,293	745,036
Forza X1, Inc. (a)	37,278	9,293
Funko, Inc. (a)(b)	223,027	2,335,093
Interactive Strength, Inc. (a)(b)	1,617	768
JAKKS Pacific, Inc. (a)	46,061	1,134,943
Johnson Outdoors, Inc. Class A	42,301	1,520,721
Latham Group, Inc. (a)	224,308	1,401,925
Malibu Boats, Inc. Class A (a)	123,768	4,501,442
Marine Products Corp.	71,362	670,803
MasterCraft Boat Holdings, Inc. (a)	93,864	1,739,300
Mattel, Inc. (a)	2,062,045	39,137,614
Peloton Interactive, Inc. Class A (a)(b)	2,103,927	9,804,300
Polaris, Inc.	318,789	26,985,489
Sacks Parente Golf, Inc. (b)	4,517	13,325
Smith & Wesson Brands, Inc.	270,462	3,986,610
Solo Brands, Inc. Class A (a)(b)	169,244	231,864
SRM Entertainment, Inc. (b)	6,861	5,372
Sturm, Ruger & Co., Inc.	107,002	4,506,924
Topgolf Callaway Brands Corp. (a)	849,378	8,544,743
Twin Vee PowerCats Co. (a)(b)	34,279	13,712
Vista Outdoor, Inc. (a)	349,706	14,002,228
YETI Holdings, Inc. (a)	511,557	20,625,978
		187,895,011
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	168,963	1,356,773
a.k.a. Brands Holding Corp. (a)(b)	7,235	160,762
Abercrombie & Fitch Co. Class A (a)	306,941	45,295,283
Academy Sports & Outdoors, Inc.	442,386	24,543,575
Advance Auto Parts, Inc.	357,648	16,205,031
America's Car Mart, Inc. (a)	35,684	2,159,953
American Eagle Outfitters, Inc.	1,110,187	22,847,648
Arhaus, Inc. Class A, (b)	245,099	3,017,169
Arko Corp.	425,336	2,662,603
Asbury Automotive Group, Inc. (a)	116,973	28,733,248
AutoNation, Inc. (a)	148,196	26,375,924
BARK, Inc. (a)(b)	622,109	1,038,922
Barnes & Noble Education, Inc. (a)(b)	43,396	564,148
Beyond, Inc. (a)(b)	275,398	2,707,162
Big 5 Sporting Goods Corp.	140,329	263,819
Boot Barn Holdings, Inc. (a)	182,328	24,462,948
Brilliant Earth Group, Inc. Class A (a)	68,946	132,376
Build-A-Bear Workshop, Inc.	74,980	2,502,832
Burlington Stores, Inc. (a)	383,374	102,836,242
Caleres, Inc.	199,893	8,421,492
Camping World Holdings, Inc. Class A	252,242	5,534,189
CarParts.com, Inc. (a)	300,415	241,444
Carvana Co. Class A (a)	632,373	95,248,021
Chewy, Inc. Class A (a)	816,754	23,318,327
Citi Trends, Inc. (a)(b)	50,421	721,020
Designer Brands, Inc. Class A (b)	272,108	1,806,797
Destination XL Group, Inc. (a)(b)	297,508	818,147
Dick's Sporting Goods, Inc.	349,887	82,909,224
Digital Brands Group, Inc. (a)(b)	10,623	9,136
Duluth Holdings, Inc. (a)	121,386	492,827
Envela Corp. (a)(b)	40,915	200,893
EVgo, Inc. Class A (a)(b)	590,971	2,677,099
Five Below, Inc. (a)	331,502	25,005,196
Floor & Decor Holdings, Inc. Class A (a)	641,550	72,135,882
Foot Locker, Inc.	495,378	15,426,071
GameStop Corp. Class A (a)(b)	1,614,897	37,820,888
Gap, Inc.	1,305,011	29,271,397
Genesco, Inc. (a)	65,963	1,991,423
Group 1 Automotive, Inc.	79,790	30,061,680
Grove Collaborative Holdings, Inc. Class A (a)(b)	93,163	120,180
GrowGeneration Corp. (a)(b)	358,594	699,258
Guess?, Inc.	167,019	3,460,634
Haverty Furniture Companies, Inc.	81,781	2,240,799
Haverty Furniture Companies, Inc. Class A	1,810	49,178
J. Jill, Inc.	32,695	1,063,568
Kidpik Corp. (a)(b)	5,459	12,447
Kirkland's, Inc. (a)(b)	64,175	93,375
Lands' End, Inc. (a)	70,636	1,094,152
Lazydays Holdings, Inc. (a)(b)	71,455	122,188
Leslie's, Inc. (a)(b)	1,103,512	3,332,606
Lithia Motors, Inc. Class A (sub. vtg.)	164,279	49,461,121
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	95,193	135,174
MarineMax, Inc. (a)	121,958	3,868,508
Monro, Inc.	179,737	4,869,075
Murphy U.S.A., Inc.	113,337	58,893,305
National Vision Holdings, Inc. (a)	480,756	5,076,783
Nxu, Inc. (a)(b)	67,346	20,312
OneWater Marine, Inc. Class A (a)(b)	68,970	1,657,349
Penske Automotive Group, Inc.	111,761	19,010,546
Petco Health & Wellness Co., Inc. Class A (a)(b)	512,317	1,634,291
PetMed Express, Inc. (b)	126,221	402,645
Rent the Runway, Inc. Class A (a)(b)	13,860	184,615
Revolve Group, Inc. (a)(b)	228,273	5,232,017
RH (a)	92,526	23,473,846
RumbleON, Inc. Class B (a)(b)	105,505	471,607
Sally Beauty Holdings, Inc. (a)	627,314	8,186,448
Shoe Carnival, Inc.	111,299	4,500,932
Signet Jewelers Ltd.	268,088	22,546,201
Sleep Number Corp. (a)(b)	124,031	1,886,512
Sonic Automotive, Inc. Class A (sub. vtg.)	90,060	5,614,340
Sportsman's Warehouse Holdings, Inc. (a)	224,744	471,962
Stitch Fix, Inc. (a)	571,274	2,159,416
Tandy Leather Factory, Inc. (a)	25,971	107,260
The Aaron's Co., Inc.	181,978	1,836,158
The Buckle, Inc.	178,054	7,460,463
The Cato Corp. Class A (sub. vtg.)	97,477	474,713
The Children's Place, Inc. (a)(b)	75,339	429,432
The Container Store Group, Inc. (a)(b)	194,434	158,192
The ODP Corp. (a)	192,170	5,928,445
The RealReal, Inc. (a)(b)	555,324	1,466,055
thredUP, Inc. Class A (a)(b)	473,362	432,653
Tile Shop Holdings, Inc. (a)	130,344	821,167
Tilly's, Inc. (a)	130,543	699,710
Torrid Holdings, Inc. (a)(b)	58,542	386,377
Upbound Group, Inc.	276,517	9,208,016
Urban Outfitters, Inc. (a)	341,185	12,391,839
Valvoline, Inc. (a)	774,185	32,670,607
Victoria's Secret & Co. (a)	470,606	11,040,417
Vroom, Inc. (a)(b)	9,037	69,133
Warby Parker, Inc. (a)	455,229	6,792,017
Wayfair LLC Class A (a)(b)	577,044	24,553,222
Williams-Sonoma, Inc.	771,863	103,684,357
Winmark Corp.	17,272	6,228,283
Xcel Brands, Inc. (a)	62,378	43,864
Zumiez, Inc. (a)	99,790	2,768,175
		1,203,673,516
Textiles, Apparel & Luxury Goods - 0.8%
Allbirds, Inc. Class A (a)(b)	592,401	418,472
Capri Holdings Ltd. (a)	697,299	24,907,520
Carter's, Inc.	218,558	14,402,972
Charles & Colvard Ltd. (a)	9,078	13,708
Columbia Sportswear Co. (b)	202,103	16,315,775
Crocs, Inc. (a)	364,677	53,304,837
Crown Crafts, Inc.	55,491	264,692
Culp, Inc. (a)	53,218	267,154
Figs, Inc. Class A (a)(b)	736,540	4,544,452
Forward Industries, Inc. (NY Shares) (a)(b)	5,810	22,020
Fossil Group, Inc. (a)	251,853	284,594
G-III Apparel Group Ltd. (a)	241,137	6,382,896
Hanesbrands, Inc. (a)(b)	2,114,078	13,424,395
Jerash Holdings U.S., Inc.	29,709	87,047
Kontoor Brands, Inc.	297,631	22,277,680
Lakeland Industries, Inc.	41,199	992,896
Levi Strauss & Co. Class A	622,892	12,003,129
MGO Global, Inc. (a)(b)	8,776	26,416
Movado Group, Inc.	96,228	2,296,000
Oxford Industries, Inc.	89,337	7,770,532
PLBY Group, Inc. (a)(b)	289,857	155,074
PVH Corp.	339,015	33,457,390
Rocky Brands, Inc.	40,760	1,314,102
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	793,661	54,349,905
Steven Madden Ltd.	412,174	18,589,047
Superior Group of Companies, Inc.	66,974	969,784
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,205,591	9,270,995
Class C (non-vtg.) (a)	1,063,976	7,937,261
Unifi, Inc. (a)	93,340	637,512
Vera Bradley, Inc. (a)(b)	118,892	693,140
VF Corp.	1,983,929	36,127,347
Vince Holding Corp. (a)	19,252	35,616
Wolverine World Wide, Inc.	476,615	6,534,392
		350,078,752
TOTAL CONSUMER DISCRETIONARY		4,642,316,513
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	55,026	14,951,665
Celsius Holdings, Inc. (a)	894,965	34,035,519
Coca-Cola Consolidated, Inc.	28,127	37,757,685
Duckhorn Portfolio, Inc. (a)	261,336	1,654,257
Eastside Distilling, Inc. (a)(b)	8,884	7,116
Fresh Vine Wine, Inc. (a)(b)	41,068	14,197
MGP Ingredients, Inc. (b)	95,346	8,542,048
National Beverage Corp.	138,988	6,276,698
Splash Beverage Group, Inc. (a)(b)	162,932	53,279
The Vita Coco Co., Inc. (a)	182,755	4,773,561
Willamette Valley Vineyards, Inc. (a)	19,636	72,850
Zevia PBC (a)(b)	338,278	341,661
		108,480,536
Consumer Staples Distribution & Retail - 1.1%
Albertsons Companies, Inc.	2,408,838	47,261,402
Andersons, Inc.	192,666	9,820,186
BJ's Wholesale Club Holdings, Inc. (a)	798,419	63,841,583
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
warrants 11/4/28 (a)(c)	89,331	1
Casey's General Stores, Inc.	222,293	80,538,977
Chefs' Warehouse Holdings (a)	213,833	9,158,467
Grocery Outlet Holding Corp. (a)	603,441	11,429,173
HF Foods Group, Inc. (a)	221,231	785,370
Ingles Markets, Inc. Class A	87,177	6,451,098
Maison Solutions, Inc. (b)	19,723	18,139
Natural Grocers by Vitamin Cottage, Inc.	50,557	1,345,827
Performance Food Group Co. (a)	933,903	69,706,520
PriceSmart, Inc.	151,687	13,588,121
Reborn Coffee, Inc. (a)	7,633	26,029
SpartanNash Co.	207,920	4,592,953
Sprouts Farmers Market LLC (a)	603,018	62,744,023
U.S. Foods Holding Corp. (a)	1,356,393	80,312,030
United Natural Foods, Inc. (a)	379,022	5,734,603
Village Super Market, Inc. Class A	37,518	1,206,204
Weis Markets, Inc.	97,909	6,616,690
		475,177,398
Food Products - 0.8%
African Agriculture Holdings, Inc. Class A, (a)(b)	103,972	13,849
Alico, Inc.	28,130	824,209
Arcadia Biosciences, Inc. (a)(b)	7,140	22,348
B&G Foods, Inc.	476,164	4,033,109
Barfresh Food Group, Inc. (a)	49,953	179,831
Benson Hill, Inc. (a)(b)	20,460	123,578
Better Choice Co., Inc. (a)(b)	3,976	12,803
Beyond Meat, Inc. (a)(b)	374,049	2,274,218
Blue Star Foods Corp. (a)(b)	5,653	6,105
BranchOut Food, Inc. (a)(b)	16,550	33,100
BRC, Inc. Class A (a)(b)	252,249	1,117,463
Bridgford Foods Corp. (a)(b)	9,443	126,064
Cal-Maine Foods, Inc.	243,735	17,558,669
Calavo Growers, Inc.	107,060	2,464,521
Coffee Holding Co., Inc. (a)(b)	30,030	69,970
Darling Ingredients, Inc. (a)	958,796	40,010,557
Edible Garden AG, Inc. (a)(b)	2,995	3,414
Farmer Brothers Co. (a)	112,392	316,945
Flowers Foods, Inc.	1,151,163	26,753,028
Fresh Del Monte Produce, Inc.	201,616	5,895,252
Freshpet, Inc. (a)	291,683	39,668,888
Ingredion, Inc.	393,624	52,867,639
J&J Snack Foods Corp.	93,067	15,839,073
John B. Sanfilippo & Son, Inc.	53,693	5,093,855
Laird Superfood, Inc. (a)	39,202	150,928
Lancaster Colony Corp.	122,444	20,908,537
Lifeway Foods, Inc. (a)	30,398	583,034
Limoneira Co.	99,967	2,507,172
Local Bounti Corp. (a)(b)	25,045	65,868
Mama's Creations, Inc. (a)	164,678	1,319,071
Mission Produce, Inc. (a)	254,644	2,729,784
Nuzee, Inc. (a)(b)	6,678	9,216
Pilgrim's Pride Corp. (a)	243,606	11,347,167
Post Holdings, Inc. (a)	300,994	34,846,075
Rocky Mountain Chocolate Factory, Inc. (a)	26,433	48,372
S&W Seed Co. (a)	119,328	32,946
Sadot Group, Inc. (a)	208,963	78,988
Seaboard Corp.	1,454	4,522,478
Seneca Foods Corp.:
Class A (a)	30,785	1,855,412
Class B (a)	2,216	134,954
Sow Good, Inc. (a)(b)	8,708	102,058
Stryve Foods, Inc. (a)(b)	11,759	17,521
The Hain Celestial Group, Inc. (a)	542,822	4,342,576
The Real Good Food Co., Inc. Class A (a)	105,963	49,803
The Simply Good Foods Co. (a)	547,625	17,299,474
Tootsie Roll Industries, Inc.	106,592	3,167,914
TreeHouse Foods, Inc. (a)	290,532	11,937,960
Utz Brands, Inc. Class A	409,158	6,910,679
Vital Farms, Inc. (a)	168,646	5,303,917
Westrock Coffee Holdings (a)(b)	176,625	1,412,117
WK Kellogg Co.	399,555	6,860,359
		353,852,868
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	55,987	2,209,807
Central Garden & Pet Co. Class A (non-vtg.)	327,277	11,192,873
Energizer Holdings, Inc.	399,039	12,928,864
Oil-Dri Corp. of America	31,086	2,119,754
Reynolds Consumer Products, Inc.	335,866	10,579,779
Spectrum Brands Holdings, Inc.	175,376	16,541,464
WD-40 Co.	80,136	21,062,946
		76,635,487
Personal Care Products - 0.4%
AXIL Brands, Inc. (a)(b)	14,634	77,707
BellRing Brands, Inc. (a)	781,419	43,704,765
Coty, Inc. Class A (a)	2,199,466	20,630,991
Edgewell Personal Care Co.	300,559	12,088,483
elf Beauty, Inc. (a)	332,922	49,868,386
FitLife Brands, Inc. (a)	10,828	360,031
Flora Growth Corp. (a)	72,620	74,799
Guardion Health Sciences, Inc. (b)	7,089	98,324
Herbalife Ltd. (a)(b)	596,553	4,867,872
Inter Parfums, Inc.	108,739	14,009,933
LifeVantage Corp.	69,736	555,099
Mannatech, Inc. (a)	4,387	33,868
MediFast, Inc. (b)	62,265	1,139,450
Natural Alternatives International, Inc. (a)	25,607	139,814
Natural Health Trends Corp.	44,300	302,126
Nature's Sunshine Products, Inc. (a)	76,754	1,059,205
Nu Skin Enterprises, Inc. Class A	322,522	2,880,121
Olaplex Holdings, Inc. (a)	668,990	1,398,189
Safety Shot, Inc. (a)(b)	256,348	236,763
The Beauty Health Co. Class A, (a)	375,485	672,118
The Honest Co., Inc. (a)	402,212	1,878,330
United-Guardian, Inc.	18,311	261,115
Upexi, Inc. (a)(b)	56,896	11,379
USANA Health Sciences, Inc. (a)	67,828	2,768,739
Veru, Inc. (a)	719,984	589,235
		159,706,842
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	51,290	16,367
Hempacco Co., Inc. (a)(b)	11,227	8,297
Turning Point Brands, Inc.	106,021	4,202,672
Universal Corp.	152,294	8,269,564
Vector Group Ltd.	813,648	12,188,447
		24,685,347
TOTAL CONSUMER STAPLES		1,198,538,478
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Archrock, Inc.	896,785	18,141,961
Atlas Energy Solutions, Inc. (b)	355,935	7,506,669
Bristow Group, Inc. (a)	143,772	5,723,563
Cactus, Inc. Class A	393,182	23,402,193
Championx Corp.	1,139,895	35,484,931
Core Laboratories, Inc. (b)	284,331	5,561,514
Dawson Geophysical Co.	66,153	101,214
Diamond Offshore Drilling, Inc. (a)	616,250	8,837,025
DMC Global, Inc. (a)	121,044	1,497,314
Drilling Tools International Corp. (a)	40,919	168,177
Energy Services of America Corp.	52,834	507,206
ENGlobal Corp. (a)(b)	13,381	19,402
Enservco Corp. (a)(b)	120,153	14,899
Expro Group Holdings NV (a)	553,995	11,002,341
Forum Energy Technologies, Inc. (a)	58,591	1,016,554
Geospace Technologies Corp. (a)(b)	54,950	567,084
Gulf Island Fabrication, Inc. (a)	70,764	417,508
Helix Energy Solutions Group, Inc. (a)	870,036	9,761,804
Helmerich & Payne, Inc.	591,626	19,304,756
Independence Contract Drilling, Inc. (a)(b)	62,396	27,766
Innovex International, Inc. (a)	211,991	3,457,573
KLX Energy Services Holdings, Inc. (a)(b)	83,176	612,175
Kodiak Gas Services, Inc.	124,903	3,466,058
Liberty Energy, Inc. Class A	907,476	18,684,931
Mammoth Energy Services, Inc. (a)	138,802	530,224
MIND Technology, Inc. (a)	7,880	29,392
Nabors Industries Ltd. (a)(b)	54,596	4,114,901
Natural Gas Services Group, Inc. (a)	56,947	1,248,848
NCS Multistage Holdings, Inc. (a)	3,566	75,599
Newpark Resources, Inc. (a)	440,310	3,623,751
Nine Energy Service, Inc. (a)(b)	98,685	119,409
Noble Corp. PLC	679,603	25,926,854
NOV, Inc.	2,370,325	42,120,675
Oceaneering International, Inc. (a)	611,661	16,508,730
Oil States International, Inc. (a)	346,209	1,831,446
Patterson-UTI Energy, Inc.	1,866,310	17,188,715
Profire Energy, Inc. (a)	206,205	383,541
ProFrac Holding Corp. Class A (a)(b)	124,447	852,462
ProPetro Holding Corp. (a)	495,533	3,934,532
Ranger Energy Services, Inc. Class A	77,682	967,141
RPC, Inc.	508,925	3,267,299
SEACOR Marine Holdings, Inc. (a)	158,267	1,812,157
Select Water Solutions, Inc. Class A	478,579	5,518,016
Smart Sand, Inc. (a)	170,529	373,459
Solaris Oilfield Infrastructure, Inc. Class A	188,604	2,391,499
TechnipFMC PLC	2,589,556	69,503,683
TETRA Technologies, Inc. (a)	706,699	2,247,303
Tidewater, Inc. (a)	291,618	25,866,517
Transocean Ltd. (United States) (a)(b)	4,340,950	20,576,103
Valaris Ltd. (a)	373,791	22,823,678
Weatherford International PLC	440,717	46,248,842
		495,369,394
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	14,510	348,240
Aemetis, Inc. (a)(b)	232,854	572,821
American Carbon Corp. (c)	73,031	1
American Resources Corp. (a)(b)	300,671	154,515
Amplify Energy Corp. (a)	224,462	1,600,414
Antero Midstream GP LP	2,065,626	30,715,859
Antero Resources Corp. (a)	1,751,744	47,279,571
Barnwell Industries, Inc.	28,084	70,772
Battalion Oil Corp. (a)(b)	19,735	69,073
Berry Corp.	425,140	2,631,617
California Resources Corp.	386,251	20,266,590
Centrus Energy Corp. Class A (a)	79,546	3,150,022
Cheniere Energy, Inc.	1,372,851	254,334,376
Chesapeake Energy Corp.	666,747	49,665,984
Chord Energy Corp.	372,234	55,250,693
Civitas Resources, Inc.	535,916	32,867,728
Clean Energy Fuels Corp. (a)	1,088,916	3,364,750
Clean Energy Technologies, Inc. (a)	89,579	99,433
CNX Resources Corp. (a)(b)	916,038	25,346,771
Comstock Mining, Inc. (a)(b)	736,898	190,709
Comstock Resources, Inc.	576,286	6,125,920
CONSOL Energy, Inc.	159,251	16,288,192
Crescent Energy, Inc. Class A	913,203	10,894,512
CVR Energy, Inc. (b)	173,897	4,420,462
Delek U.S. Holdings, Inc.	356,024	7,270,010
Dorian LPG Ltd.	205,088	7,996,381
DT Midstream, Inc.	584,335	45,922,888
Empire Petroleum Corp. (a)(b)	141,417	835,774
Epsilon Energy Ltd.	123,974	673,179
Evolution Petroleum Corp.	182,302	938,855
Excelerate Energy, Inc.	101,934	1,858,257
EzFill Holdings, Inc. (a)(b)	5,591	16,549
FutureFuel Corp.	154,444	963,731
Gevo, Inc. (a)(b)	1,271,703	1,004,645
Granite Ridge Resources, Inc.	143,333	910,165
Green Plains, Inc. (a)	394,023	5,583,306
Gulfport Energy Corp. (a)	57,584	8,353,135
Hallador Energy Co. (a)	172,328	1,156,321
HF Sinclair Corp.	898,123	44,133,764
HighPeak Energy, Inc. (b)	113,412	1,823,665
Houston American Energy Corp. (a)(b)	52,778	59,111
International Seaways, Inc.	228,406	11,838,283
Kinetik Holdings, Inc.	222,876	9,860,034
Kosmos Energy Ltd. (a)	2,845,183	13,856,041
Lightbridge Corp. (a)	87,744	218,483
Magnolia Oil & Gas Corp. Class A	1,096,522	28,081,928
Matador Resources Co.	694,830	39,410,758
Mexco Energy Corp.	5,278	62,175
Murphy Oil Corp.	869,421	32,412,015
NACCO Industries, Inc. Class A	25,436	709,156
New Fortress Energy, Inc. Class A (b)	391,491	4,823,169
Nextdecade Corp. (a)(b)	476,378	2,219,921
Northern Oil & Gas, Inc.	548,549	21,821,279
OPAL Fuels, Inc. Class A (a)(b)	109,110	391,705
Ovintiv, Inc.	1,493,170	63,952,471
Par Pacific Holdings, Inc. (a)	322,305	7,232,524
PBF Energy, Inc. Class A	634,173	21,599,932
Peabody Energy Corp.	634,853	14,861,909
Pedevco Corp. (a)	145,080	124,072
Permian Resource Corp. Class A	3,076,353	43,807,267
Phx Minerals, Inc. Class A	162,837	563,416
PrimeEnergy Corp. (a)	2,996	401,434
Range Resources Corp.	1,454,440	43,458,667
Rex American Resources Corp. (a)	91,318	4,141,271
Riley Exploration Permian, Inc.	39,058	1,113,153
Ring Energy, Inc. (a)	252,278	466,714
Sable Offshore Corp. (a)(b)	265,203	4,466,019
SandRidge Energy, Inc.	189,244	2,513,160
Sitio Royalties Corp. Class A	499,275	11,098,883
SM Energy Co.	689,600	31,466,448
Southwestern Energy Co. (a)	6,596,390	42,084,968
Stabilis Solutions, Inc. (a)	22,456	87,354
Talos Energy, Inc. (a)	947,596	10,868,926
Tellurian, Inc. (a)(b)	4,977,535	4,638,565
Texas Pacific Land Corp.	111,766	97,112,360
U.S. Energy Corp. (a)	15,971	15,172
Uranium Energy Corp. (a)(b)	2,430,030	12,709,057
VAALCO Energy, Inc.	652,094	4,245,132
Verde Clean Fuels, Inc. (a)	15,616	62,620
Vertex Energy, Inc. (a)(b)	487,062	201,546
Viper Energy, Inc. Class A	551,999	26,275,152
Vital Energy, Inc. (a)(b)	156,688	5,623,532
Vitesse Energy, Inc.	139,086	3,596,764
Vivakor, Inc. (a)(b)	114,492	228,984
W&T Offshore, Inc. (b)	593,050	1,358,085
World Kinect Corp.	358,960	10,334,458
		1,331,623,723
TOTAL ENERGY		1,826,993,117
FINANCIALS - 17.8%
Banks - 6.0%
1895 Bancorp of Wisconsin, Inc. (a)	29,565	264,902
1st Source Corp.	100,925	6,201,337
ACNB Corp.	50,316	2,114,278
Affinity Bancshares, Inc. (a)	28,869	616,064
Amalgamated Financial Corp.	107,872	3,558,697
Amerant Bancorp, Inc. Class A	161,579	3,564,433
Ameris Bancorp	386,188	23,800,766
AmeriServ Financial, Inc.	82,976	231,503
Ames National Corp.	51,507	977,603
Arrow Financial Corp.	101,188	3,085,222
Associated Banc-Corp.	891,140	20,389,283
Atlantic Union Bankshares Corp.	545,389	21,641,036
Auburn National Bancorp., Inc.	12,508	232,524
Axos Financial, Inc. (a)	303,661	21,083,183
Banc of California, Inc.	840,962	11,958,480
BancFirst Corp.	88,118	9,375,755
Bancorp, Inc., Delaware (a)	311,936	16,345,446
Bank First National Corp.	49,186	4,625,451
Bank of Hawaii Corp.	238,203	15,809,533
Bank of Marin Bancorp	91,858	1,964,843
Bank of the James Financial Group, Inc.	22,067	306,290
Bank OZK	632,944	27,438,122
Bank7 Corp.	24,310	975,560
BankFinancial Corp.	65,389	776,167
BankUnited, Inc.	450,901	17,328,125
Bankwell Financial Group, Inc.	36,263	1,105,296
Banner Corp.	205,458	12,239,133
Bar Harbor Bankshares	91,973	2,948,654
BayCom Corp.	59,775	1,376,618
BayFirst Financial Corp.	19,411	267,872
BCB Bancorp, Inc.	88,559	1,099,017
Berkshire Hills Bancorp, Inc.	255,602	7,039,279
Blue Foundry Bancorp (a)	124,583	1,379,134
Blue Ridge Bankshares, Inc. (a)	103,384	288,441
Bogota Financial Corp. (a)	20,087	143,823
BOK Financial Corp.	163,310	17,139,385
Bridgewater Bancshares, Inc. (a)	112,358	1,620,202
Broadway Financial Corp. (a)	28,645	219,134
Brookline Bancorp, Inc., Delaware	531,984	5,442,196
Burke & Herbert Financial Services Corp.	75,187	4,980,387
Business First Bancshares, Inc.	144,391	3,526,028
BV Financial, Inc. (a)	53,925	773,824
Byline Bancorp, Inc.	179,958	4,993,835
C & F Financial Corp.	18,825	1,092,227
Cadence Bank	1,094,228	35,321,680
California Bancorp (a)(b)	137,368	2,057,086
Camden National Corp.	88,775	3,549,225
Capital Bancorp, Inc.	53,756	1,375,078
Capital City Bank Group, Inc.	79,978	2,760,841
Capitol Federal Financial, Inc.	742,745	4,463,897
Carter Bankshares, Inc. (a)	140,300	2,427,190
Carver Bancorp, Inc. (a)	20,997	40,524
Catalyst Bancorp, Inc. (a)	20,069	236,212
Cathay General Bancorp	441,056	19,402,053
CB Financial Services, Inc.	25,792	711,859
Central Pacific Financial Corp.	160,537	4,416,373
Central Plains Bancshares, Inc.	19,618	227,176
Cf Bankshares, Inc.	16,709	363,421
CFSB Bancorp, Inc. (a)(b)	14,709	98,992
Chemung Financial Corp.	19,956	931,546
ChoiceOne Financial Services, Inc.	38,312	1,193,419
Citizens & Northern Corp.	91,357	1,839,930
Citizens Community Bancorp, Inc. (b)	48,428	648,935
Citizens Financial Services, Inc.	26,173	1,489,244
City Holding Co.	87,867	10,433,328
Civista Bancshares, Inc.	87,710	1,488,439
CNB Financial Corp., Pennsylvania	123,608	3,004,910
Coastal Financial Corp. of Washington (a)	66,605	3,574,690
Colony Bankcorp, Inc.	87,097	1,307,326
Columbia Banking Systems, Inc.	1,258,477	31,688,451
Columbia Financial, Inc. (a)(b)	165,931	2,946,935
Comerica, Inc.	793,436	45,313,130
Commerce Bancshares, Inc.	709,431	45,375,207
Community Bank System, Inc.	318,215	19,462,029
Community Trust Bancorp, Inc.	92,385	4,665,443
Community West Bank	87,583	1,786,693
ConnectOne Bancorp, Inc.	216,544	5,413,600
CrossFirst Bankshares, Inc. (a)	264,656	4,605,014
Cullen/Frost Bankers, Inc.	388,916	43,648,043
Customers Bancorp, Inc. (a)	171,657	8,895,266
CVB Financial Corp.	801,035	14,755,065
Dime Community Bancshares, Inc.	212,138	5,517,709
Eagle Bancorp Montana, Inc.	39,703	595,545
Eagle Bancorp, Inc.	184,513	4,016,848
East West Bancorp, Inc.	837,379	70,398,453
Eastern Bankshares, Inc.	1,172,560	19,898,343
ECB Bancorp, Inc. (a)	50,110	682,999
Enterprise Bancorp, Inc.	52,870	1,638,441
Enterprise Financial Services Corp.	228,871	12,109,565
Equity Bancshares, Inc.	81,378	3,319,409
Esquire Financial Holdings, Inc.	39,730	2,444,587
ESSA Bancorp, Inc.	46,074	849,605
Evans Bancorp, Inc.	30,144	1,070,413
Farmers & Merchants Bancorp, Inc.	73,613	2,023,621
Farmers National Banc Corp.	204,872	3,185,760
FB Financial Corp.	210,870	10,168,151
Fidelity D & D Bancorp, Inc.	27,201	1,468,310
Financial Institutions, Inc.	94,930	2,470,079
Finward Bancorp	20,256	552,989
FinWise BanCorp (a)	37,119	487,744
First Bancorp, North Carolina	247,067	10,495,406
First Bancorp, Puerto Rico	979,049	20,932,068
First Bancshares, Inc.	164,400	5,632,344
First Bank Hamilton New Jersey	117,413	1,806,986
First Busey Corp.	323,297	8,745,184
First Business Finance Services, Inc.	41,988	1,904,996
First Capital, Inc.	18,565	587,582
First Citizens Bancshares, Inc.	71,501	145,197,081
First Commonwealth Financial Corp.	609,452	10,494,763
First Community Bankshares, Inc.	97,634	4,307,612
First Community Corp.	45,111	983,420
First Financial Bancorp, Ohio	574,079	15,195,871
First Financial Bankshares, Inc.	770,913	28,192,288
First Financial Corp., Indiana	64,473	2,881,943
First Financial Northwest, Inc.	50,697	1,150,822
First Foundation, Inc.	320,539	2,256,595
First Guaranty Bancshares, Inc.	34,817	358,963
First Hawaiian, Inc.	769,492	18,721,740
First Horizon National Corp.	3,292,741	54,626,573
First Internet Bancorp	46,174	1,675,654
First Interstate Bancsystem, Inc. Class A	501,945	15,585,392
First Merchants Corp.	351,726	13,717,314
First Mid-Illinois Bancshares, Inc.	131,020	5,277,486
First National Corp.	28,342	493,718
First Northwest Bancorp	47,926	554,025
First of Long Island Corp.	131,791	1,682,971
First Savings Financial Group, Inc.	30,113	722,712
First Seacoast Bancorp, Inc. (a)(b)	21,433	198,470
First U.S. Bancshares, Inc.	29,192	319,944
First United Corp.	35,108	1,013,217
First Western Financial, Inc. (a)	43,843	843,539
Five Star Bancorp	94,671	2,759,660
Flushing Financial Corp.	179,008	2,613,517
FNB Corp., Pennsylvania	2,202,896	32,999,382
Franklin Financial Services Corp.	23,343	741,140
FS Bancorp, Inc.	40,398	1,770,644
Fulton Financial Corp.	1,089,168	21,075,401
FVCBankcorp, Inc. (a)	86,556	1,067,235
Generations Bancorp NY, Inc. (a)(b)	10,115	103,375
German American Bancorp, Inc.	176,333	7,072,717
Glacier Bancorp, Inc.	679,462	32,138,553
Glen Burnie Bancorp	12,645	66,133
Great Southern Bancorp, Inc.	50,876	3,030,175
Greene County Bancorp, Inc.	40,354	1,375,668
Guaranty Bancshares, Inc. Texas	52,451	1,824,770
Hancock Whitney Corp.	519,467	27,910,962
Hanmi Financial Corp.	183,559	3,636,304
Hanover Bancorp, Inc.	23,333	422,327
HarborOne Bancorp, Inc.	231,378	3,054,190
Hawthorn Bancshares, Inc.	33,403	793,321
HBT Financial, Inc.	77,309	1,733,268
Heartland Financial U.S.A., Inc.	236,014	13,160,141
Heritage Commerce Corp.	373,350	3,800,703
Heritage Financial Corp., Washington	210,189	4,800,717
Hilltop Holdings, Inc.	276,999	9,099,417
Hingham Institution for Savings (b)	10,985	2,822,815
HMN Financial, Inc.	22,910	615,363
Home Bancorp, Inc.	40,607	1,813,509
Home Bancshares, Inc.	1,115,110	31,044,662
Home Federal Bancorp, Inc.	11,664	152,099
HomeStreet, Inc.	108,851	1,741,616
HomeTrust Bancshares, Inc.	93,224	3,398,947
Hope Bancorp, Inc.	729,198	9,326,442
Horizon Bancorp, Inc. Indiana	239,982	3,844,512
IF Bancorp, Inc.	13,025	234,450
Independent Bank Corp.	257,621	16,309,986
Independent Bank Corp.	127,104	4,306,284
Independent Bank Group, Inc.	215,411	12,541,228
International Bancshares Corp.	324,060	20,474,111
Investar Holding Corp.	48,381	900,854
John Marshall Bankcorp, Inc.	73,170	1,462,668
Kearny Financial Corp.	402,023	2,737,777
Kentucky First Federal Bancorp	15,259	43,488
Lake Shore Bancorp, Inc.	9,496	122,403
Lakeland Financial Corp.	155,170	10,574,836
Landmark Bancorp, Inc.	23,146	467,549
LCNB Corp.	72,228	1,155,648
LINKBANCORP, Inc.	147,462	927,536
Live Oak Bancshares, Inc.	202,778	8,717,426
Magyar Bancorp, Inc.	33,069	409,394
Mainstreet Bancshares, Inc.	35,693	615,704
Mercantile Bank Corp.	89,386	4,109,968
Meridian Corp.	51,147	595,863
Metrocity Bankshares, Inc.	107,403	3,291,902
Metropolitan Bank Holding Corp. (a)	67,657	3,498,543
Mid Penn Bancorp, Inc.	87,838	2,653,586
Middlefield Banc Corp.	41,215	1,152,784
Midland States Bancorp, Inc.	130,547	2,972,555
MidWestOne Financial Group, Inc.	85,872	2,509,180
MVB Financial Corp.	70,583	1,482,243
National Bank Holdings Corp. Class A	229,038	10,034,155
National Bankshares, Inc.	34,401	1,038,910
NB Bancorp, Inc.	224,253	4,233,897
NBT Bancorp, Inc.	286,434	14,023,809
New York Community Bancorp, Inc.	1,565,475	16,969,749
Nicolet Bankshares, Inc.	77,791	7,646,855
Northeast Bank	39,724	2,820,801
Northeast Community Bancorp, Inc.	81,578	1,863,242
Northfield Bancorp, Inc.	237,118	2,873,870
Northrim Bancorp, Inc.	33,278	2,295,184
Northwest Bancshares, Inc.	760,190	10,528,632
Norwood Financial Corp.	41,865	1,140,403
NSTS Bancorp, Inc. (a)	22,006	214,779
Oak Valley Bancorp Oakdale California	38,794	1,034,636
OceanFirst Financial Corp.	355,004	6,343,921
OFG Bancorp	282,210	12,978,838
Ohio Valley Banc Corp.	21,136	517,832
Old National Bancorp, Indiana	1,892,009	37,556,379
Old Point Financial Corp.	25,682	502,982
Old Second Bancorp, Inc.	242,124	4,123,372
OP Bancorp	65,172	839,415
OptimumBank Holdings, Inc. (a)(b)	44,866	205,038
Orange County Bancorp, Inc.	25,546	1,467,618
Origin Bancorp, Inc.	175,618	5,877,934
Orrstown Financial Services, Inc.	112,018	4,010,244
Pacific Premier Bancorp, Inc.	585,255	15,041,054
Park National Corp.	86,818	15,261,736
Parke Bancorp, Inc.	58,762	1,204,621
Pathfinder Bancorp, Inc.	13,284	211,083
Pathward Financial, Inc.	151,240	10,408,337
Patriot National Bancorp, Inc. (a)	11,714	21,437
PB Bankshares, Inc. (a)(b)	12,562	202,123
PCB Bancorp	66,398	1,278,825
Peapack-Gladstone Financial Corp.	96,155	2,746,187
Penns Woods Bancorp, Inc.	42,203	947,879
Peoples Bancorp of North Carolina	26,482	770,891
Peoples Bancorp, Inc.	197,708	6,326,656
Peoples Financial Services Corp.	56,646	2,696,916
Pinnacle Financial Partners, Inc.	458,357	45,638,606
Pioneer Bancorp, Inc. (a)	46,214	508,354
Plumas Bancorp	28,133	1,147,545
Ponce Financial Group, Inc. (a)	127,015	1,440,350
Popular, Inc.	436,091	44,699,328
Preferred Bank, Los Angeles	73,211	6,065,531
Premier Financial Corp.	215,862	5,409,502
Primis Financial Corp.	117,712	1,430,201
Princeton Bancorp, Inc.	26,927	1,002,761
Prosperity Bancshares, Inc.	574,173	42,247,649
Provident Bancorp, Inc. (a)	103,157	1,137,822
Provident Financial Holdings, Inc.	28,704	403,865
Provident Financial Services, Inc.	793,608	15,134,105
QCR Holdings, Inc.	99,723	7,691,635
RBB Bancorp	82,186	1,886,991
Red River Bancshares, Inc.	26,592	1,412,301
Renasant Corp.	377,261	13,204,135
Republic Bancorp, Inc., Kentucky Class A	51,930	3,318,327
Rhinebeck Bancorp, Inc. (a)	23,058	186,539
Richmond Mutual Bancorp., Inc.	58,456	737,715
Riverview Bancorp, Inc.	108,118	499,505
S&T Bancorp, Inc.	230,005	9,883,315
Sandy Spring Bancorp, Inc.	274,598	8,594,917
SB Financial Group, Inc.	37,232	605,392
Seacoast Banking Corp., Florida	505,191	13,822,026
ServisFirst Bancshares, Inc.	294,810	23,897,299
Shore Bancshares, Inc.	184,729	2,623,152
Sierra Bancorp	78,677	2,370,538
Simmons First National Corp. Class A	761,069	16,302,098
SmartFinancial, Inc.	89,471	2,615,237
Sound Financial Bancorp, Inc.	13,241	733,551
South Plains Financial, Inc.	71,096	2,481,961
Southern First Bancshares, Inc. (a)	43,665	1,418,239
Southern Missouri Bancorp, Inc.	57,870	3,346,622
Southern States Bancshares, Inc.	38,389	1,198,505
Southside Bancshares, Inc.	172,125	5,891,839
Southstate Corp.	456,272	44,299,448
SR Bancorp, Inc.	44,051	440,510
Stellar Bancorp, Inc.	283,674	7,735,790
Sterling Bancorp, Inc. (a)	85,751	496,498
Stock Yards Bancorp, Inc.	163,395	9,901,737
Summit State Bank	26,334	229,106
Synovus Financial Corp.	879,867	40,579,466
Territorial Bancorp, Inc.	45,116	438,979
Texas Capital Bancshares, Inc. (a)	282,140	18,965,451
Texas Community Bancshares, Inc.	10,972	157,887
TFS Financial Corp.	297,316	4,037,551
The First Bancorp, Inc.	51,020	1,422,948
Third Coast Bancshares, Inc. (a)	75,180	1,925,360
Timberland Bancorp, Inc./Washington	46,272	1,445,075
Tompkins Financial Corp.	76,539	4,694,902
TowneBank	417,901	14,480,270
Trico Bancshares	205,366	9,335,938
Triumph Bancorp, Inc. (a)	130,197	10,933,944
Trustco Bank Corp., New York	115,725	4,031,859
Trustmark Corp.	370,016	12,325,233
UMB Financial Corp.	262,001	27,140,684
Union Bankshares, Inc.	21,421	556,946
United Bancorp, Inc.	31,336	390,760
United Bankshares, Inc., West Virginia	810,110	31,488,976
United Community Bank, Inc.	720,763	21,961,649
United Security Bancshares, California	79,414	659,136
Unity Bancorp, Inc.	36,254	1,230,098
Univest Corp. of Pennsylvania	176,062	5,010,725
USCB Financial Holdings, Inc.	60,131	897,756
Valley National Bancorp	2,577,814	22,375,426
Veritex Holdings, Inc.	329,573	8,301,944
Village Bank & Trust Financial Corp.	3,157	153,115
Virginia National Bankshares C	27,919	1,108,943
WaFd, Inc.	408,254	14,970,674
Washington Trust Bancorp, Inc.	101,764	3,337,859
Webster Financial Corp.	1,028,423	48,778,103
WesBanco, Inc.	356,138	11,471,205
West Bancorp., Inc.	87,065	1,736,947
Westamerica Bancorp.	160,457	8,310,068
Western Alliance Bancorp.	655,880	53,572,278
Western New England Bancorp, Inc.	115,536	1,025,960
William Penn Bancorp, Inc.	42,384	508,608
Wintrust Financial Corp.	391,622	42,608,474
WSFS Financial Corp.	362,118	19,822,339
Zions Bancorporation NA	886,353	43,927,655
		2,528,262,217
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	190,764	33,160,506
Alti Global, Inc. Class A (a)(b)	206,944	831,915
Ares Management Corp. Class A,	1,043,989	152,839,990
Artisan Partners Asset Management, Inc. Class A,	421,251	17,519,829
Assetmark Financial Holdings, Inc. (a)	132,684	4,663,843
Associated Capital Group, Inc.	13,305	443,456
AtlasClear Holdings, Inc. (b)	34,616	7,612
B. Riley Financial, Inc. (b)	97,611	479,758
Bakkt Holdings, Inc. Class A (a)(b)	34,313	485,872
Beneficient Class A (a)(b)	5,174	7,761
BGC Group, Inc. Class A	2,299,678	22,720,819
Binah Capital Group, Inc. (b)	18,207	63,725
Blue Owl Capital, Inc. Class A	2,679,143	47,260,083
Bridge Investment Group Holdings, Inc.	224,583	1,843,826
BrightSphere Investment Group, Inc.	173,753	4,237,836
Carlyle Group LP	1,300,002	52,169,080
Cohen & Co., Inc.	4,155	35,318
Cohen & Steers, Inc.	158,716	14,182,862
Coinbase Global, Inc. Class A (a)	1,068,017	195,831,597
Diamond Hill Investment Group, Inc.	17,107	2,703,419
Dominari Holdings, Inc. (a)	25,157	41,257
Donnelley Financial Solutions, Inc. (a)	151,085	10,071,326
Ellington Residential Mortgage REIT	120,319	832,607
Evercore, Inc. Class A	213,926	52,570,175
Federated Hermes, Inc. Class B	478,719	16,420,062
Forge Global Holdings, Inc. Class A (a)	690,155	966,217
GCM Grosvenor, Inc. Class A	276,644	3,012,653
Great Elm Group, Inc. (a)	148,428	267,170
Hamilton Lane, Inc. Class A	230,740	35,266,302
Hennessy Advisors, Inc.	21,037	204,059
Heritage Global, Inc. (a)	170,750	293,690
Houlihan Lokey Class A	315,264	49,376,648
Interactive Brokers Group, Inc.	642,847	82,856,550
Janus Henderson Group PLC	770,861	28,992,082
Jefferies Financial Group, Inc.	1,018,207	61,041,510
Lazard, Inc. Class A	676,224	33,885,585
LPL Financial	448,233	100,556,591
MarketWise, Inc. Class A	187,093	147,991
Moelis & Co. Class A	421,193	28,131,480
Morningstar, Inc.	156,806	49,201,019
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Netcapital, Inc. (a)(b)	2,118	6,778
Open Lending Corp. (a)	590,341	3,400,364
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,205	2,118,804
P10, Inc. Class A	264,003	2,653,230
Perella Weinberg Partners Class A	320,417	6,264,152
Piper Sandler Cos.	93,597	25,523,902
PJT Partners, Inc. Class A	132,388	16,349,918
Robinhood Markets, Inc. (a)	3,177,230	63,925,868
SEI Investments Co.	598,756	40,493,868
Siebert Financial Corp. (a)	81,536	144,319
Silvercrest Asset Management Group Class A	49,985	809,757
StepStone Group, Inc. Class A	313,013	17,121,811
Stifel Financial Corp.	615,432	54,244,176
StoneX Group, Inc. (a)	163,728	13,566,502
The Marygold Companies, Inc. (a)(b)	45,269	79,221
TPG, Inc. Class A	473,208	23,873,344
Tradeweb Markets, Inc. Class A	696,731	82,381,473
U.S. Global Investors, Inc. Class A	66,311	170,419
Value Line, Inc.	5,108	211,778
Victory Capital Holdings, Inc.	217,711	11,880,489
Virtu Financial, Inc. Class A	513,217	15,760,894
Virtus Investment Partners, Inc.	40,727	8,620,277
Westwood Holdings Group, Inc.	38,372	511,882
WisdomTree Investments, Inc.	678,748	6,882,505
		1,502,619,812
Consumer Finance - 0.8%
Ally Financial, Inc.	1,646,821	71,126,199
Atlanticus Holdings Corp. (a)	27,538	973,468
Bread Financial Holdings, Inc.	298,049	17,337,510
Consumer Portfolio Services, Inc. (a)	53,720	443,190
Credit Acceptance Corp. (a)	36,296	16,933,173
Encore Capital Group, Inc. (a)(b)	141,747	7,098,690
Enova International, Inc. (a)	162,435	13,925,553
EZCORP, Inc. (non-vtg.) Class A (a)(b)	312,025	3,812,946
FirstCash Holdings, Inc.	224,221	26,926,700
Green Dot Corp. Class A (a)	280,467	3,132,816
Janover, Inc. (a)(b)	13,032	6,503
Katapult Holdings, Inc. (a)	21,712	283,342
LendingClub Corp. (a)	677,148	8,227,348
LendingTree, Inc. (a)	65,434	3,790,592
Medallion Financial Corp. (b)	97,893	790,975
MoneyLion, Inc. Class A (a)	32,984	1,531,117
Navient Corp.	483,195	8,180,491
Nelnet, Inc. Class A	103,488	11,961,143
NerdWallet, Inc. (a)	240,461	3,109,161
Nicholas Financial, Inc. (a)(b)	35,599	201,490
OneMain Holdings, Inc.	716,338	35,394,261
Oportun Financial Corp. (a)	173,868	516,388
OppFi, Inc. Class A	103,169	492,116
PRA Group, Inc. (a)	234,694	5,473,064
PROG Holdings, Inc.	260,387	12,175,696
Regional Management Corp.	52,968	1,776,017
SLM Corp.	1,321,555	29,153,503
SoFi Technologies, Inc. Class A (a)(b)	6,344,273	50,690,741
Upstart Holdings, Inc. (a)(b)	453,932	19,292,110
World Acceptance Corp. (a)(b)	19,824	2,336,258
		357,092,561
Financial Services - 3.3%
Acacia Research Corp. (a)	219,537	1,055,973
Affirm Holdings, Inc. Class A, (a)	1,439,940	63,371,759
Alerus Financial Corp.	106,178	2,383,696
Apollo Global Management, Inc.	2,630,949	304,479,728
AppTech Payments Corp. (a)(b)	105,583	82,344
AvidXchange Holdings, Inc. (a)	1,050,989	8,481,481
Better Home & Finance Holding Class A (a)(b)	32,258	507,741
Block, Inc. Class A (a)	3,342,317	220,860,307
BM Technologies, Inc. (a)	50,050	151,682
Cannae Holdings, Inc.	353,409	7,075,248
Cantaloupe, Inc. (a)	341,386	2,362,391
Cass Information Systems, Inc.	74,585	3,239,972
Corebridge Financial, Inc.	1,393,651	41,196,324
Enact Holdings, Inc.	183,461	6,522,039
Equitable Holdings, Inc.	1,837,786	78,142,661
Essent Group Ltd.	639,110	41,088,382
Euronet Worldwide, Inc. (a)	261,231	28,189,437
EVERTEC, Inc.	389,652	13,345,581
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	61,096	12,064,627
Finance of America Companies, Inc. (a)	23,502	171,095
FlexShopper, Inc. (a)	76,562	84,218
Flywire Corp. (a)	659,437	11,942,404
Guild Holdings Co. Class A	49,954	756,304
HA Sustainable Infrastructure Capital, Inc.	681,940	22,081,217
i3 Verticals, Inc. Class A (a)	141,799	3,213,165
Income Opportun Realty Investments, Inc. (a)(b)	4,553	76,718
International Money Express, Inc. (a)	195,850	3,554,678
Jackson Financial, Inc.	407,747	36,684,998
loanDepot, Inc. Class A (a)(b)	356,887	935,044
Marqeta, Inc. Class A (a)	2,646,803	14,107,460
Merchants Bancorp	166,366	7,627,881
MGIC Investment Corp.	1,596,982	40,611,252
Mr. Cooper Group, Inc. (a)	388,372	36,433,177
NCR Atleos Corp.	413,114	11,819,192
Newtekone, Inc.	151,324	1,896,090
NMI Holdings, Inc. (a)	482,762	19,827,035
Onity Group, Inc. (a)	32,426	939,705
Paymentus Holdings, Inc. Class A (a)	117,013	2,659,705
Payoneer Global, Inc. (a)	1,531,904	11,382,047
Paysign, Inc. (a)	191,862	909,426
PennyMac Financial Services, Inc.	172,987	18,682,596
Priority Technology Holdings, Inc. (a)	75,243	451,458
Radian Group, Inc.	903,951	32,677,829
Remitly Global, Inc. (a)	851,184	11,618,662
Repay Holdings Corp. (a)	458,053	3,875,128
Rocket Companies, Inc. Class A (a)	791,286	15,548,770
Ryvyl, Inc. (a)(b)	21,946	23,702
Security National Financial Corp. Class A	74,165	659,327
Sezzle, Inc. (b)	17,034	2,320,542
SHF Holdings, Inc. Class A (a)(b)	148,868	94,010
Shift4 Payments, Inc. Class A (a)(b)	372,210	30,930,651
SWK Holdings Corp. (a)	19,861	349,554
The OLB Group, Inc. (a)(b)	7,054	15,378
The Western Union Co.	2,018,991	24,631,690
Toast, Inc. (a)	2,389,718	59,408,389
Usio, Inc. (a)	100,203	150,305
UWM Holdings Corp. Class A (b)	565,998	5,320,381
Velocity Financial, Inc. (a)(b)	48,245	905,559
Voya Financial, Inc.	602,603	42,682,370
Walker & Dunlop, Inc.	202,149	21,642,072
Waterstone Financial, Inc.	106,047	1,606,612
WEX, Inc. (a)	250,830	47,913,547
XBP Europe Holdings, Inc. Class A (a)	49,469	59,363
		1,383,882,079
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	273,506	3,200,020
American Coastal Insurance Cor (a)	128,914	1,447,704
American Financial Group, Inc.	393,681	52,603,655
Amerisafe, Inc.	114,615	5,744,504
Assured Guaranty Ltd.	300,551	24,068,124
Atlantic American Corp.	31,765	51,300
Axis Capital Holdings Ltd.	464,945	37,139,807
Brighthouse Financial, Inc. (a)	376,479	17,280,386
Citizens, Inc. Class A (a)(b)	252,607	727,508
CNA Financial Corp.	171,596	8,909,264
CNO Financial Group, Inc.	649,002	22,663,150
Conifer Holdings, Inc. (a)(b)	13,847	9,139
Crawford & Co.:
Class A	71,399	754,687
Class B	51,931	572,280
Donegal Group, Inc.:
Class A	89,833	1,367,258
Class B	8,405	107,164
eHealth, Inc. (a)	174,443	706,494
Employers Holdings, Inc.	153,232	7,347,474
Enstar Group Ltd. (a)	75,625	24,653,750
Erie Indemnity Co. Class A	149,927	76,197,399
F&G Annuities & Life, Inc.	107,901	4,929,997
Fidelity National Financial, Inc.	1,558,283	91,876,366
First American Financial Corp.	621,819	39,672,052
Fundamental Global, Inc. (a)	100,060	104,062
Genworth Financial, Inc. Class A (a)	2,572,363	17,955,094
GoHealth, Inc. (a)	28,043	237,244
Goosehead Insurance Class A (a)(b)	152,400	12,853,416
Greenlight Capital Re, Ltd. (a)	163,624	2,285,827
Hagerty, Inc. Class A (a)(b)	144,566	1,726,118
Hanover Insurance Group, Inc.	215,141	31,623,576
HCI Group, Inc.	43,649	4,182,884
Heritage Insurance Holdings, Inc. (a)	146,778	2,367,529
Hippo Holdings, Inc. (a)(b)	97,395	1,933,291
Horace Mann Educators Corp.	247,633	8,818,211
ICC Holdings, Inc. (a)	9,793	224,456
Investors Title Co.	9,357	2,108,039
James River Group Holdings Ltd.	229,453	1,697,952
Kemper Corp.	363,255	22,707,070
Kingstone Companies, Inc. (a)	56,427	492,043
Kingsway Financial Services, Inc. (a)	112,603	933,479
Kinsale Capital Group, Inc.	132,636	65,136,213
Lemonade, Inc. (a)(b)	375,259	6,953,549
Lincoln National Corp.	1,021,517	32,790,696
Maiden Holdings Ltd. (a)	431,718	768,458
Markel Group, Inc. (a)	77,925	124,732,989
MBIA, Inc.	254,653	998,240
Mercury General Corp.	161,631	10,704,821
NI Holdings, Inc. (a)	37,065	575,990
Old Republic International Corp.	1,517,623	54,437,137
Oscar Health, Inc. Class A (a)	905,923	16,578,391
Oxbridge Re Holdings Ltd. (a)	26,310	53,936
Palomar Holdings, Inc. (a)	150,391	14,921,795
Primerica, Inc.	206,989	54,485,714
ProAssurance Corp. (a)	300,216	4,022,894
Reinsurance Group of America, Inc.	395,703	87,355,394
Reliance Global Group, Inc. (a)(b)	1,370	3,836
RenaissanceRe Holdings Ltd.	317,409	80,872,639
RLI Corp.	243,770	37,564,957
Root, Inc. (a)(b)	50,256	2,179,100
Ryan Specialty Group Holdings, Inc. Class A	614,366	39,706,475
Safety Insurance Group, Inc.	90,068	7,975,521
Selective Insurance Group, Inc.	366,410	33,335,982
Selectquote, Inc. (a)	848,442	3,461,643
Siriuspoint Ltd. (a)	559,794	8,391,312
Skyward Specialty Insurance Group, Inc. (a)	220,088	8,994,997
Stewart Information Services Corp.	166,669	12,318,506
The Baldwin Insurance Group, Inc. Class A, (a)	398,231	18,673,052
Tiptree, Inc.	129,238	2,562,790
Trupanion, Inc. (a)(b)	218,183	9,977,509
United Fire Group, Inc.	132,801	2,718,436
Universal Insurance Holdings, Inc.	157,591	3,370,871
Unum Group	1,068,016	59,264,208
White Mountains Insurance Group Ltd.	15,205	28,041,669
		1,368,209,493
Mortgage Real Estate Investment Trusts - 0.8%
Acres Commercial Realty Corp. (a)	40,605	627,347
AG Mortgage Investment Trust, Inc.	163,378	1,215,532
AGNC Investment Corp.	4,337,998	44,290,960
Angel Oak Mortgage (REIT), Inc.	142,618	1,611,583
Annaly Capital Management, Inc.	2,983,808	60,153,569
Apollo Commercial Real Estate Finance, Inc.	813,418	8,614,097
Arbor Realty Trust, Inc. (b)	1,138,451	15,482,934
Ares Commercial Real Estate Corp.	352,132	2,486,052
Armour Residential REIT, Inc. (b)	302,922	6,194,755
Blackstone Mortgage Trust, Inc. (b)	1,056,974	19,511,740
BrightSpire Capital, Inc.	806,232	4,797,080
Cherry Hill Mortgage Investment Corp.	187,748	662,750
Chimera Investment Corp.	487,562	7,547,460
Claros Mortgage Trust, Inc.	732,221	5,857,768
Dynex Capital, Inc.	387,464	4,882,046
Ellington Financial LLC	529,324	6,960,611
Franklin BSP Realty Trust, Inc.	502,387	6,842,511
Granite Point Mortgage Trust, Inc.	336,499	884,992
Great Ajax Corp.	215,518	693,968
Invesco Mortgage Capital, Inc.	276,142	2,421,765
KKR Real Estate Finance Trust, Inc.	354,006	4,223,292
Ladder Capital Corp. Class A	673,609	8,325,807
Lument Finance Trust, Inc.	253,719	624,149
Manhattan Bridge Capital, Inc.	57,250	298,845
MFA Financial, Inc.	635,638	7,958,188
New York Mortgage Trust, Inc.	578,149	3,856,254
Nexpoint Real Estate Finance, Inc.	52,139	867,072
Orchid Island Capital, Inc.	329,312	2,700,358
PennyMac Mortgage Investment Trust	508,502	7,225,813
Ready Capital Corp. (b)	955,533	7,921,369
Redwood Trust, Inc.	793,750	6,008,688
Rithm Capital Corp.	2,912,817	34,779,035
Sachem Capital Corp.	303,408	743,350
Seven Hills Realty Trust	80,079	1,110,696
Starwood Property Trust, Inc.	1,813,146	37,785,963
Sunrise Realty Trust, Inc.	33,010	465,111
TPG RE Finance Trust, Inc.	372,178	3,371,933
Two Harbors Investment Corp.	626,678	8,873,760
		338,879,203
TOTAL FINANCIALS		7,478,945,365
HEALTH CARE - 12.4%
Biotechnology - 5.8%
180 Life Sciences Corp. (a)	4,736	8,572
2seventy bio, Inc. (a)(b)	303,123	1,476,209
4D Molecular Therapeutics, Inc. (a)	232,216	3,485,562
89Bio, Inc. (a)	496,942	4,720,949
Aadi Bioscience, Inc. (a)	119,193	215,739
Abeona Therapeutics, Inc. (a)(b)	243,679	1,388,970
Absci Corp. (a)(b)	524,063	2,305,877
ABVC BioPharma, Inc. (a)(b)	46,830	32,032
ACADIA Pharmaceuticals, Inc. (a)	727,642	12,064,304
Acelyrin, Inc. (a)	186,523	891,580
Aceragen, Inc. (a)(b)(c)	12,983	4,997
Achieve Life Sciences, Inc. (a)(b)	200,478	880,098
Acrivon Therapeutics, Inc. (a)(b)	110,364	1,047,354
Actinium Pharmaceuticals, Inc. (a)	177,754	353,730
Acumen Pharmaceuticals, Inc. (a)	165,745	454,141
Acurx Pharmaceuticals, Inc. (a)(b)	70,866	155,905
Adicet Bio, Inc. (a)	318,544	465,074
Aditxt, Inc. (a)(b)	8,221	5,279
ADMA Biologics, Inc. (a)	1,298,858	22,483,232
Adverum Biotechnologies, Inc. (a)	106,608	739,860
Aeon Biopharma, Inc. (a)(b)	107,175	89,330
Aerovate Therapeutics, Inc. (a)	177,158	341,915
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	1
Agenus, Inc. (a)(b)	114,029	587,249
Agios Pharmaceuticals, Inc. (a)	342,678	15,732,347
Aileron Therapeutics, Inc. (a)(b)	116,000	292,320
AIM ImmunoTech, Inc. (a)	270,758	92,951
Ainos, Inc. (a)(b)	17,091	10,673
Akebia Therapeutics, Inc. (a)	1,101,908	1,707,957
Akero Therapeutics, Inc. (a)	418,546	11,384,451
Alaunos Therapeutics, Inc. (a)(b)	8,305	21,510
Aldeyra Therapeutics, Inc. (a)	277,244	1,595,539
Alector, Inc. (a)	423,080	2,233,862
Aligos Therapeutics, Inc. Class A, (a)(b)	8,848	112,193
Alkermes PLC (a)	1,018,997	28,990,465
Allakos, Inc. (a)	397,615	281,869
Allarity Therapeutics, Inc. (a)(b)	100,707	18,278
Allogene Therapeutics, Inc. (a)(b)	910,249	2,393,955
Allovir, Inc. (a)	338,366	263,689
Alnylam Pharmaceuticals, Inc. (a)	759,632	199,547,730
Altimmune, Inc. (a)(b)	423,311	2,836,184
ALX Oncology Holdings, Inc. (a)(b)	162,082	376,030
Alzamend Neuro, Inc. (a)(b)	2,378	5,588
Amicus Therapeutics, Inc. (a)	1,586,772	18,422,423
AnaptysBio, Inc. (a)	116,545	4,439,199
Anavex Life Sciences Corp. (a)(b)	510,252	3,071,717
Anika Therapeutics, Inc. (a)	89,651	2,304,031
Anixa Biosciences, Inc. (a)	187,858	627,446
Annexon, Inc. (a)	431,727	2,460,844
Annovis Bio, Inc. (a)(b)	46,441	392,891
Apellis Pharmaceuticals, Inc. (a)	625,447	24,329,888
Apogee Therapeutics, Inc. (a)	160,355	8,205,365
Applied Therapeutics, Inc. (a)(b)	556,565	3,528,622
Aprea Therapeutics, Inc. (a)	25,945	88,732
Aptevo Therapeutics, Inc. (a)	19,046	6,832
AquaBounty Technologies, Inc. (a)(b)	20,553	20,759
Aravive, Inc. (a)(b)(c)	263,230	10,556
Arbutus Biopharma Corp. (a)	842,713	3,261,299
Arcellx, Inc. (a)	212,390	14,599,689
Arcturus Therapeutics Holdings, Inc. (a)(b)	148,140	3,125,754
Arcus Biosciences, Inc. (a)	328,665	5,626,745
Arcutis Biotherapeutics, Inc. (a)(b)	628,266	6,835,534
Ardelyx, Inc. (a)	1,410,004	8,713,825
Armata Pharmaceuticals, Inc. (a)	60,685	148,678
ArriVent Biopharma, Inc. (b)	59,314	1,585,463
Arrowhead Pharmaceuticals, Inc. (a)	748,742	17,842,522
Ars Pharmaceuticals, Inc. (a)(b)	312,204	4,052,408
Assembly Biosciences, Inc. (a)	30,779	500,467
Astria Therapeutics, Inc. (a)	252,128	3,083,525
Atara Biotherapeutics, Inc. (a)	28,883	219,511
Atossa Therapeutics, Inc. (a)(b)	691,772	947,728
aTyr Pharma, Inc. (a)	364,012	680,702
Aura Biosciences, Inc. (a)	223,598	1,777,604
Avalo Therapeutics, Inc. (a)(b)	5,785	43,040
Avid Bioservices, Inc. (a)(b)	380,542	4,010,913
Avidity Biosciences, Inc. (a)	626,562	27,568,728
Avita Medical, Inc. (a)(b)	152,401	1,426,473
Azitra, Inc. (a)(b)	3,392	2,188
Beam Therapeutics, Inc. (a)	411,062	10,967,134
Benitec Biopharma, Inc. (a)	54,277	502,062
Bio-Path Holdings, Inc. (a)(b)	9,157	9,116
bioAffinity Technologies, Inc. (a)(b)	45,022	67,533
BioAtla, Inc. (a)(b)	232,217	411,024
BioCardia, Inc. (a)(b)	6,268	19,117
BioCryst Pharmaceuticals, Inc. (a)	1,245,106	10,819,971
Biohaven Ltd. (a)	446,679	17,599,153
BioMarin Pharmaceutical, Inc. (a)	1,139,790	103,960,246
Biomea Fusion, Inc. (a)(b)	143,021	1,048,344
Biora Therapeutics, Inc. (a)(b)	112,950	78,715
BioRestorative Therapies, Inc. (a)	31,766	52,096
BioVie, Inc. (a)(b)	16,696	46,415
BioXcel Therapeutics, Inc. (a)	157,196	96,676
Black Diamond Therapeutics, Inc. (a)(b)	228,612	1,394,533
bluebird bio, Inc. (a)(b)	1,131,687	635,442
Blueprint Medicines Corp. (a)	378,204	36,133,610
Bolt Biotherapeutics, Inc. (a)	150,546	102,371
Bone Biologics Corp. (a)	8,242	11,539
Boundless Bio, Inc.	35,013	126,747
BrainStorm Cell Therpeutic, Inc. (a)	334,190	103,265
BridgeBio Pharma, Inc. (a)	833,354	23,208,909
C4 Therapeutics, Inc. (a)(b)	383,280	2,422,330
Cabaletta Bio, Inc. (a)	250,836	1,412,207
Calidi Biotherapeutics, Inc. Class A (a)(b)	17,806	20,299
Candel Therapeutics, Inc. (a)(b)	89,931	607,034
Capricor Therapeutics, Inc. (a)(b)	191,278	874,140
Cardiff Oncology, Inc. (a)(b)	246,045	568,364
Cardio Diagnostics Holdings, Inc. (a)(b)	104,174	39,065
CareDx, Inc. (a)	313,477	9,633,148
Cargo Therapeutics, Inc.	119,031	2,244,925
Caribou Biosciences, Inc. (a)	498,764	1,077,330
Carisma Therapeutics, Inc. (a)(b)	115,649	123,744
Carisma Therapeutics, Inc. rights (a)(c)	1,018,958	10
Carmell Therapeutics Corp. Class A (a)(b)	77,361	49,356
Cartesian Therapeutics, Inc. (b)	22,495	314,030
Cartesian Therapeutics, Inc. rights (a)(b)(c)	555,522	238,874
Catalyst Pharmaceutical Partners, Inc. (a)	675,571	13,680,313
Cel-Sci Corp. (a)(b)	303,881	328,191
Celcuity, Inc. (a)	125,161	1,997,570
Celldex Therapeutics, Inc. (a)	398,126	16,454,548
Cellectar Biosciences, Inc. (a)(b)	183,342	403,352
Celularity, Inc. Class A (a)(b)	76,373	229,883
Century Therapeutics, Inc. (a)	266,735	469,454
CERo Therapeutics Holdings, Inc. (a)(b)	37,554	4,777
Cervomed, Inc. (a)	26,719	497,508
CG Oncology, Inc. (b)	127,361	4,697,074
Checkpoint Therapeutics, Inc. (a)(b)	197,676	464,539
Chimerix, Inc. (a)	454,515	423,653
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Chromocell Therapeutics Corp. (b)	5,011	4,660
Cibus, Inc. (a)(b)	114,371	774,292
Cidara Therapeutics, Inc. (a)	24,404	290,164
Clene, Inc. (a)(b)	25,843	136,193
Coeptis Therapeutics Holdings (a)(b)	141,885	28,987
Cogent Biosciences, Inc. (a)	497,663	5,344,901
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
Coherus BioSciences, Inc. (a)(b)	567,250	788,478
Compass Therapeutics, Inc. (a)	628,655	993,275
Corbus Pharmaceuticals Holdings, Inc. (a)	63,658	3,894,596
Corvus Pharmaceuticals, Inc. (a)	278,748	1,248,791
Coya Therapeutics, Inc. (a)	75,897	452,346
Creative Medical Technology Holdings, Inc. (a)	7,720	26,325
Crinetics Pharmaceuticals, Inc. (a)	412,768	21,901,470
CRISPR Therapeutics AG (a)(b)	508,429	24,262,232
Cue Biopharma, Inc. (a)(b)	286,423	206,941
Cullinan Oncology, Inc. (a)	289,028	5,664,949
Curis, Inc. (a)	33,472	184,933
Cyclacel Pharmaceuticals, Inc. (a)(b)	6,732	6,934
Cyclerion Therapeutics, Inc. (a)	11,113	30,116
Cyclo Therapeutics, Inc. (a)(b)	125,085	93,526
Cyteir Therapeutics, Inc. (c)	97,013	1
Cytokinetics, Inc. (a)(b)	687,698	39,253,802
CytomX Therapeutics, Inc. (a)	449,600	530,528
Day One Biopharmaceuticals, Inc. (a)	336,572	4,658,156
Denali Therapeutics, Inc. (a)	774,600	18,931,224
Dermata Therapeutics, Inc. (a)(b)	4,841	8,423
Design Therapeutics, Inc. (a)(b)	136,924	650,389
DiaMedica Therapeutics, Inc. (a)	127,163	499,751
Dianthus Therapeutics, Inc. (a)(b)	122,869	3,542,313
Dianthus Therapeutics, Inc. rights (a)(c)	190,584	2
Disc Medicine, Inc. (a)	106,693	5,422,138
Dyadic International, Inc. (a)	114,775	152,651
Dynavax Technologies Corp. (a)(b)	780,846	8,761,092
Dyne Therapeutics, Inc. (a)	434,753	20,037,766
Eagle Pharmaceuticals, Inc. (a)(b)	63,148	324,581
Edesa Biotech, Inc. (a)	11,532	51,894
Editas Medicine, Inc. (a)(b)	489,164	1,829,473
Eledon Pharmaceuticals, Inc. (a)	225,516	633,700
Elevation Oncology, Inc. (a)	256,529	199,580
Elicio Therapeutics, Inc. (a)	38,081	145,089
Eliem Therapeutics, Inc. (a)	38,633	270,045
Elutia, Inc. (a)(b)	84,332	345,761
Emergent BioSolutions, Inc. (a)(b)	312,558	2,597,357
Enanta Pharmaceuticals, Inc. (a)	122,888	1,582,797
Ensysce Biosciences, Inc. (a)(b)	43,232	16,904
Entero Therapeutics, Inc. (a)(b)	15,338	6,463
Entrada Therapeutics, Inc. (a)	113,554	2,009,906
Equillium, Inc. (a)	113,355	121,290
Erasca, Inc. (a)(b)	1,123,864	3,247,967
Estrella Immunopharma, Inc. (a)(b)	56,140	70,175
Eterna Therapeutics, Inc. (a)(b)	16,218	29,355
Exact Sciences Corp. (a)	1,106,478	68,258,628
Exagen, Inc. (a)	49,788	148,368
Exelixis, Inc. (a)	1,752,752	45,624,135
Exicure, Inc. (a)(b)	8,511	16,596
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)	576,033	2,114,041
FibroGen, Inc. (a)	526,998	192,670
Foghorn Therapeutics, Inc. (a)	120,974	1,001,665
Forte Biosciences, Inc. (a)	7,101	56,382
Fortress Biotech, Inc. (a)(b)	79,623	161,635
G1 Therapeutics, Inc. (a)	265,357	1,886,688
Gain Therapeutics, Inc. (a)	84,552	92,162
Galectin Therapeutics, Inc. (a)(b)	266,958	719,452
Galecto, Inc. (a)	4,409	52,688
Genelux Corp. (a)(b)	119,360	259,011
Generation Bio Co. (a)	284,931	752,218
Genprex, Inc. (a)(b)	11,500	7,817
GeoVax Labs, Inc. (a)(b)	12,714	58,866
Geron Corp. (a)	3,142,749	14,928,058
GlycoMimetics, Inc. (a)(b)	264,284	46,593
Gossamer Bio, Inc. (a)	864,959	759,261
Grail, Inc. (b)	157,955	2,228,745
Greenwich Lifesciences, Inc. (a)(b)	31,257	438,223
Gri Bio, Inc. (a)	158	81
Gritstone Bio, Inc. (a)	488,907	233,111
Gt Biopharma, Inc. (a)(b)	9,878	21,238
Gyre Therapeutics, Inc. (a)(b)	80,386	1,106,915
Gyre Therapeutics, Inc. rights (a)(c)	163,033	2
Halozyme Therapeutics, Inc. (a)	765,850	48,899,523
HCW Biologics, Inc. (a)	99,717	43,796
Heron Therapeutics, Inc. (a)(b)	880,793	1,699,930
HilleVax, Inc. (a)	140,245	262,258
Hookipa Pharma, Inc. (a)	41,102	214,963
Humacyte, Inc. Class A (a)(b)	461,860	2,794,253
iBio, Inc. (a)	46,779	92,155
Ideaya Biosciences, Inc. (a)	500,065	19,752,568
IGM Biosciences, Inc. (a)(b)	93,863	956,464
Immix Biopharma, Inc. (a)	83,532	178,758
Immucell Corp. (a)	28,908	108,405
Immuneering Corp. (a)(b)	127,553	141,584
Immunic, Inc. (a)	519,335	784,196
ImmunityBio, Inc. (a)(b)	953,576	3,766,625
Immunome, Inc. (a)	273,743	4,155,419
Immunovant, Inc. (a)	342,464	10,582,138
Imunon, Inc. (a)(b)	52,641	60,537
In8bio, Inc. (a)(b)	177,653	93,517
Indaptus Therapeutics, Inc. (a)(b)	31,466	52,234
Inhibikase Therapeutics, Inc. (a)(b)	29,159	42,281
Inhibrx Biosciences, Inc.	38,726	563,851
Inmune Bio, Inc. (a)(b)	76,769	508,211
Inovio Pharmaceuticals, Inc. (a)(b)	152,441	1,100,624
Inozyme Pharma, Inc. (a)	268,573	1,487,894
Insmed, Inc. (a)	967,544	73,988,090
Instil Bio, Inc. (a)	22,216	309,913
Intellia Therapeutics, Inc. (a)	586,109	13,152,286
Intensity Therapeutics, Inc. (a)	22,618	98,388
Invivyd, Inc. (a)(b)	357,218	303,707
Ionis Pharmaceuticals, Inc. (a)	878,055	41,865,662
Iovance Biotherapeutics, Inc. (a)	1,462,961	17,058,125
Ironwood Pharmaceuticals, Inc. Class A (a)	830,957	4,204,642
iTeos Therapeutics, Inc. (a)	159,553	2,688,468
Janux Therapeutics, Inc. (a)	143,209	6,727,959
Jasper Therapeutics, Inc. (a)	69,113	1,506,663
Kala Bio, Inc. (a)	11,321	67,813
Kalvista Pharmaceuticals, Inc. (a)(b)	193,438	2,590,135
Karyopharm Therapeutics, Inc. (a)	681,652	518,192
Keros Therapeutics, Inc. (a)	170,664	7,739,612
Kezar Life Sciences, Inc. (a)	293,764	176,435
Kineta, Inc. (a)(b)	49,933	31,957
Kineta, Inc. rights (a)(c)	198,769	2
Kiniksa Pharmaceuticals Intern (a)(b)	212,726	5,688,293
Kintara Therapeutics, Inc. (a)(b)	303,025	56,575
Kodiak Sciences, Inc. (a)	189,350	475,269
Korro Bio, Inc. (a)(b)	39,098	1,865,757
Korro Bio, Inc. rights (a)(c)	185,128	2
Kronos Bio, Inc. (a)	269,541	283,018
Krystal Biotech, Inc. (a)	149,901	29,248,683
Kura Oncology, Inc. (a)	466,066	9,815,350
Kymera Therapeutics, Inc. (a)	266,019	12,864,679
Kyverna Therapeutics, Inc.	91,584	735,420
Lantern Pharma, Inc. (a)(b)	41,059	167,931
Larimar Therapeutics, Inc. (a)	347,304	2,747,175
Leap Therapeutics, Inc. (a)(b)	186,036	539,504
Lenz Therapeutics, Inc. (b)	127,678	2,986,388
Lexeo Therapeutics, Inc.	94,587	1,088,696
Lexicon Pharmaceuticals, Inc. (a)	1,119,519	1,936,768
Lineage Cell Therapeutics, Inc. (a)(b)	1,106,243	977,808
Lipella Pharmaceuticals, Inc. (a)(b)	24,915	10,689
Lisata Therapeutics, Inc. (a)(b)	37,608	108,687
Lixte Biotechnology Holdings, Inc. (a)(b)	7,236	13,531
Longeveron, Inc. (a)(b)	27,770	56,651
Lumos Pharma, Inc. (a)(b)	28,090	109,551
Lyell Immunopharma, Inc. (a)	960,177	1,392,257
Macrogenics, Inc. (a)	395,632	1,388,668
Madrigal Pharmaceuticals, Inc. (a)(b)	101,521	25,088,885
Maia Biotechnology, Inc. (a)(b)	98,452	299,294
MannKind Corp. (a)(b)	1,647,803	10,315,247
Marker Therapeutics, Inc. (a)(b)	37,674	130,729
Matinas BioPharma Holdings, Inc. (a)(b)(c)	1,421,911	134,228
MediciNova, Inc. (a)	263,536	395,304
Medipacific, Inc. rights (a)(c)	103,801	1
MEI Pharma, Inc.	29,876	93,811
Merrimack Pharmaceuticals, Inc. (a)(c)	82,829	1
Mersana Therapeutics, Inc. (a)	597,730	944,413
Metagenomi, Inc.	38,230	113,543
MiMedx Group, Inc. (a)	694,673	4,751,563
Mineralys Therapeutics, Inc. (a)	129,961	1,612,816
Minerva Neurosciences, Inc. (a)	29,521	81,183
MiNK Therapeutics, Inc. (a)(b)	55,158	44,446
Mirum Pharmaceuticals, Inc. (a)(b)	229,035	9,873,699
Molecular Templates, Inc. (a)(b)	27,859	42,067
Moleculin Biotech, Inc. (a)(b)	12,222	31,166
Monopar Therapeutics, Inc. (a)(b)	8,174	19,536
Monte Rosa Therapeutics, Inc. (a)	256,193	1,580,711
Mural Oncology PLC	98,430	326,788
Mustang Bio, Inc. (a)(b)	56,617	15,921
Myriad Genetics, Inc. (a)	544,059	15,413,191
NanoViricides, Inc. (a)(b)	73,110	142,565
Natera, Inc. (a)	694,491	82,130,506
Neubase Therapeutics, Inc. (a)(c)	11,216	4,116
Neurobo Pharmaceuticals, Inc. (a)	18,743	68,974
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	605,393	76,921,235
Neurogene, Inc. (a)(b)	54,878	2,053,535
Neurogene, Inc. rights (a)(c)	36,893	0
NextCure, Inc. (a)	114,913	168,922
Nkarta, Inc. (a)	264,571	1,404,872
NKGen Biotech, Inc. (a)(b)	33,803	26,072
Notable Labs, Inc. (a)(b)	28,016	15,958
Novavax, Inc. (a)(b)	841,157	10,413,524
Nurix Therapeutics, Inc. (a)	333,170	8,395,884
Nuvalent, Inc. Class A (a)	199,633	16,994,757
Nuvectis Pharma, Inc. (a)(b)	27,532	191,623
Ocean Biomedical, Inc. Class A (a)	62,646	70,790
Ocugen, Inc. (a)(b)	1,541,045	2,003,359
Olema Pharmaceuticals, Inc. (a)(b)	310,531	3,664,266
Omega Therapeutics, Inc. (a)(b)	126,812	186,414
Omniab, Inc. (a)(c)	29,768	85,136
Omniab, Inc. (a)(c)	29,768	77,992
OncoCyte Corp. (a)(b)	69,132	217,766
Onconetix, Inc. (a)(b)	82,741	11,236
Oncternal Therapeutics, Inc. (a)(b)	15,066	62,976
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
Oragenics, Inc. (a)(b)	25,976	32,990
Organogenesis Holdings, Inc. Class A (a)	434,699	1,251,933
Organovo Holdings, Inc. (a)(b)	78,535	45,550
Orgenesis, Inc. (a)(b)	175,822	117,783
ORIC Pharmaceuticals, Inc. (a)	252,981	2,623,413
Oruka Therapeutics, Inc. (b)	59,251	142,202
Outlook Therapeutics, Inc. (a)(b)	97,726	718,286
Ovid Therapeutics, Inc. (a)	314,578	355,473
Palatin Technologies, Inc. (a)(b)	81,466	132,790
Palisade Bio, Inc. (a)(b)	6,000	21,180
Palisade Bio, Inc. rights (a)(c)	117,971	1
Pasithea Therapeutics Corp. (a)	4,412	19,545
Passage Bio, Inc. (a)	258,251	180,931
PDL BioPharma, Inc. (a)(c)	559,249	90,912
PDS Biotechnology Corp. (a)(b)	217,383	695,626
PepGen, Inc. (a)	102,443	986,526
Perspective Therapeutics, Inc. (a)	306,281	4,839,240
PharmaCyte Biotech, Inc. (a)	38,869	59,470
Phio Pharmaceuticals Corp. (a)	6,474	17,998
Pieris Pharmaceuticals, Inc. (a)	8,428	155,075
Plus Therapeutics, Inc. (a)	32,348	46,258
PMV Pharmaceuticals, Inc. (a)(b)	237,402	372,721
Poseida Therapeutics, Inc. (a)	411,671	1,177,379
Praxis Precision Medicines, Inc. (a)	102,706	5,458,824
Precigen, Inc. (a)(b)	759,789	835,768
Precision BioSciences, Inc. (a)(b)	33,913	368,973
Prelude Therapeutics, Inc. (a)	99,263	516,168
Prime Medicine, Inc. (a)(b)	366,862	1,570,169
ProKidney Corp. Class A (a)(b)	181,474	435,538
Protagenic Therapeutics, Inc. (a)	20,305	11,614
Protagonist Therapeutics, Inc. (a)	352,793	15,131,292
Protara Therapeutics, Inc. (a)(b)	107,076	214,152
Prothena Corp. PLC (a)	235,706	5,249,173
PTC Therapeutics, Inc. (a)	462,072	16,320,383
Puma Biotechnology, Inc. (a)	241,711	604,278
Pyxis Oncology, Inc. (a)	274,137	1,038,979
Q32 Bio, Inc. (a)(b)	19,740	858,295
Q32 Bio, Inc. rights (a)(c)	157,026	2
Qualigen Therapeutics, Inc. (a)(b)	19,911	3,719
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	183,540	126,826
Rallybio Corp. (a)	119,433	137,348
RAPT Therapeutics, Inc. (a)	176,731	363,182
Recursion Pharmaceuticals, Inc. Class A (a)(b)	1,248,912	9,092,079
REGENXBIO, Inc. (a)	273,815	3,346,019
Regulus Therapeutics, Inc. (a)	383,951	645,038
Relay Therapeutics, Inc. (a)	585,205	3,973,542
Reneo Pharmaceuticals, Inc. (a)(b)	94,849	140,377
Renovaro, Inc. (a)(b)	675,079	404,102
RenovoRx, Inc. (a)(b)	123,405	125,873
Repligen Corp. (a)	311,403	47,000,055
Replimune Group, Inc. (a)	325,314	3,308,443
Revelation Biosciences, Inc. (a)(b)	8,173	9,399
Revolution Medicines, Inc. (a)	782,337	33,351,026
Rezolute, Inc. (a)	195,642	931,256
Rhythm Pharmaceuticals, Inc. (a)	313,224	14,812,363
Rigel Pharmaceuticals, Inc. (a)	102,914	1,383,164
Rocket Pharmaceuticals, Inc. (a)	420,955	7,935,002
Roivant Sciences Ltd. (a)	2,036,016	24,900,476
S.A.B. Biotherapeutics, Inc. (a)(b)	40,852	120,105
Sage Therapeutics, Inc. (a)	321,916	2,713,752
Sagimet Biosciences, Inc. (a)(b)	87,324	268,958
Salarius Pharmaceuticals, Inc. (a)(b)	3,020	5,013
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	0
Sana Biotechnology, Inc. (a)(b)	652,490	3,947,565
Sangamo Therapeutics, Inc. (a)	1,046,641	887,552
Sarepta Therapeutics, Inc. (a)	567,979	77,120,189
Savara, Inc. (a)	585,904	2,501,810
Scholar Rock Holding Corp. (a)	316,991	2,948,016
Sellas Life Sciences Group, Inc. (a)(b)	319,702	412,416
Sensei Biotherapeutics, Inc. (a)	92,843	54,174
Senti Biosciences, Inc. (a)(b)	15,939	42,398
Sera Prognostics, Inc. (a)(b)	123,398	906,975
Seres Therapeutics, Inc. (a)(b)	666,503	533,602
Serina Therapeutics, Inc. (a)(b)	21,129	168,609
Serina Therapeutics, Inc. warrants 7/31/25 (a)(b)	1,744	3,095
Shattuck Labs, Inc. (a)	162,962	585,034
Shuttle Pharmaceuticals Holding, Inc. (a)	3,151	5,861
Silo Pharma, Inc. (a)(b)	14,737	17,242
Skye Bioscience, Inc. (a)	94,047	582,151
Soleno Therapeutics, Inc. (a)(b)	128,905	6,309,900
Solid Biosciences, Inc. (a)	126,509	1,129,725
Soligenix, Inc. (a)	5,561	19,464
Sonnet Biotherapeutics Holding (a)(b)	13,597	10,075
Spectrum Pharmaceuticals, Inc. rights (a)(c)	927,702	9
Spero Therapeutics, Inc. (a)	252,803	346,340
SpringWorks Therapeutics, Inc. (a)	388,779	16,215,972
Spruce Biosciences, Inc. (a)(b)	102,976	47,853
Spyre Therapeutics, Inc. (a)	187,433	5,388,699
Spyre Therapeutics, Inc. rights (a)(c)	318,998	3
Stoke Therapeutics, Inc. (a)(b)	209,304	3,045,373
Summit Therapeutics, Inc. (a)(b)	759,881	9,863,255
Surface Oncology, Inc. rights (a)(c)	293,597	3
Surrozen, Inc. (a)	13,420	137,555
Sutro Biopharma, Inc. (a)	428,290	1,957,285
Synaptogenix, Inc. (a)	6,773	26,753
Syndax Pharmaceuticals, Inc. (a)	493,157	10,134,376
Synlogic, Inc. (a)	40,909	61,364
Syros Pharmaceuticals, Inc. (a)(b)	126,571	207,576
T2 Biosystems, Inc. (a)(b)	90,483	288,641
Tango Therapeutics, Inc. (a)	308,719	3,652,146
Taysha Gene Therapies, Inc. (a)(b)	539,280	1,207,987
Tectonic Therapeutic, Inc. (a)(b)	13,936	267,571
Tectonic Therapeutic, Inc. rights (a)(c)	17,437	0
Tempest Therapeutics, Inc. (a)(b)	88,363	113,988
Tenax Therapeutics, Inc. (a)(b)	10,488	41,847
Tenaya Therapeutics, Inc. (a)	291,224	780,480
Tevogen Bio Holdings, Inc. Class A (a)(b)	90,511	47,238
TG Therapeutics, Inc. (a)	807,457	18,967,165
Tharimmune, Inc. (a)(b)	3,676	10,219
Theriva Biologics, Inc. (a)(b)	3,539	20,880
TONIX Pharmaceuticals Holding (a)(b)	14,733	3,374
Tourmaline Bio, Inc.	95,111	1,602,620
TransCode Therapeutics, Inc. (a)	36,709	9,669
Travere Therapeutics, Inc. (a)	417,256	3,951,414
Trevena, Inc. (a)(b)	3,303	12,948
TriSalus Life Sciences, Inc. Class A (a)	68,106	369,135
TScan Therapeutics, Inc. (a)	266,725	1,501,662
Turnstone Biologics Corp. (a)	38,408	26,962
Twist Bioscience Corp. (a)	349,709	15,121,417
Tyra Biosciences, Inc. (a)	129,702	2,952,018
Ultragenyx Pharmaceutical, Inc. (a)	544,772	30,932,154
Unicycive Therapeutics, Inc. (a)(b)	149,479	50,494
uniQure B.V. (a)	267,827	1,566,788
United Therapeutics Corp. (a)	266,628	96,932,609
United Therapeutics Corp. rights (a)(c)	110,163	1
UNITY Biotechnology, Inc. (a)	81,165	132,299
Vaccinex, Inc. (a)(b)	6,249	35,932
Vanda Pharmaceuticals, Inc. (a)	362,862	1,919,540
Vaxart, Inc. (a)(b)	1,011,330	876,722
Vaxcyte, Inc. (a)	600,991	48,536,033
Vera Therapeutics, Inc. (a)	273,277	10,335,336
Veracyte, Inc. (a)	460,379	14,524,957
Verastem, Inc. (a)	114,607	286,518
Vericel Corp. (a)	292,915	15,129,060
Verve Therapeutics, Inc. (a)(b)	373,116	2,499,877
Vigil Neuroscience, Inc. (a)(b)	81,094	282,207
Viking Therapeutics, Inc. (a)	663,294	42,530,411
Vincerx Pharma, Inc. (a)	140,197	114,962
Vir Biotechnology, Inc. (a)	521,357	4,306,409
Viracta Therapeutics, Inc. (a)(b)	154,748	33,054
Viridian Therapeutics, Inc. (a)	356,823	5,238,162
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	90,395	17,365
VistaGen Therapeutics, Inc. (a)	159,354	556,145
Vor Biopharma, Inc. (a)	211,314	184,731
Voyager Therapeutics, Inc. (a)	254,831	1,671,691
vTv Therapeutics, Inc. Class A (a)(b)	5,680	91,448
Werewolf Therapeutics, Inc. (a)	158,909	343,243
Windtree Therapeutics, Inc. (a)(b)	4,677	37,930
X4 Pharmaceuticals, Inc. (a)	800,777	560,544
Xbiotech, Inc. (a)(b)	115,922	741,901
Xencor, Inc. (a)	379,200	6,632,208
Xenetic Biosciences, Inc. (a)	8,767	34,454
Xilio Therapeutics, Inc. (a)	128,013	109,822
XOMA Corp. (a)	46,858	1,370,597
Y-mAbs Therapeutics, Inc. (a)(b)	181,385	2,595,619
Zentalis Pharmaceuticals, Inc. (a)	151,694	526,378
Zura Bio Ltd. Class A (a)(b)	162,892	672,744
ZyVersa Therapeutics, Inc. Class A (a)(b)	7,079	19,538
		2,415,497,465
Health Care Equipment & Supplies - 1.9%
Accelerate Diagnostics, Inc. (a)(b)	92,691	186,309
Accuray, Inc. (a)	576,402	1,256,556
Aethlon Medical, Inc. (a)(b)	12,303	4,675
Alphatec Holdings, Inc. (a)	593,260	4,093,494
Angiodynamics, Inc. (a)	267,274	1,993,864
Apyx Medical Corp. (a)(b)	166,421	221,340
Artivion, Inc. (a)	239,770	6,507,358
Aspira Women's Health, Inc. (a)(b)	48,041	49,482
Atricure, Inc. (a)	289,816	7,596,077
Autonomix Medical, Inc.	13,395	8,975
Avanos Medical, Inc. (a)	274,142	6,639,719
Avinger, Inc. (a)	8,283	9,194
AxoGen, Inc. (a)	267,946	3,523,490
Axonics, Inc. (a)	306,442	21,195,061
Beyond Air, Inc. (a)(b)	226,535	100,128
BioLase Technology, Inc. (a)(b)	5,387	313
Biomerica, Inc. (a)(b)	77,285	34,005
Bioventus, Inc. (a)	194,760	1,957,338
Bluejay Diagnostics, Inc. (a)(b)	357	67
Butterfly Network, Inc. Class A (a)(b)	933,053	1,017,028
Catheter Precision, Inc. (a)(b)	4,060	2,399
Cerus Corp. (a)	1,109,459	2,507,377
ClearPoint Neuro, Inc. (a)(b)	161,370	2,094,583
Co.-Diagnostics, Inc. (a)	172,714	240,072
CONMED Corp.	185,888	13,610,719
Cutera, Inc. (a)(b)	86,724	65,902
CVRx, Inc. (a)(b)	70,302	693,178
CytoSorbents Corp. (a)(b)	259,833	272,825
Delcath Systems, Inc. (a)	130,486	1,435,346
Dentsply Sirona, Inc.	1,243,944	31,459,344
DIH Holdings U.S., Inc. Class A (a)(b)	123,364	254,130
Ekso Bionics Holdings, Inc. (a)(b)	88,200	105,840
electroCore, Inc. (a)	32,337	194,992
Electromed, Inc. (a)	39,650	679,998
Embecta Corp.	341,840	5,585,666
ENDRA Life Sciences, Inc. (a)(b)	1,231	471
Enovis Corp. (a)	300,108	13,985,033
Envista Holdings Corp. (a)	1,040,759	19,004,259
Envoy Medical, Inc. Class A (a)(b)	38,769	117,082
Envveno Medical Corp. (a)(b)	70,191	369,205
Femasys, Inc. (a)(b)	108,096	126,472
Fonar Corp. (a)	36,215	629,779
Fractyl Health, Inc.	44,416	155,456
Glaukos Corp. (a)	301,895	40,420,722
Globus Medical, Inc. Class A (a)	677,411	49,247,780
Haemonetics Corp. (a)	303,515	22,939,664
Heartbeam, Inc. (a)(b)	114,586	269,277
Heartsciences, Inc. (a)(b)	2,816	9,096
Helius Medical Technologies, Inc. (U.S.) (a)	13,564	10,598
Hyperfine, Inc. (a)(b)	302,666	305,693
ICU Medical, Inc. (a)	122,906	20,320,049
Impact Biomedical, Inc. (a)(c)	26,770	0
Inari Medical, Inc. (a)	311,683	13,474,056
Innovative Eyewear, Inc. (a)(b)	6,753	33,968
Inogen, Inc. (a)	139,216	1,708,180
Inspire Medical Systems, Inc. (a)	178,236	32,050,398
Integer Holdings Corp. (a)	200,452	26,072,792
Integra LifeSciences Holdings Corp. (a)	413,896	8,418,645
Intelligent Bio Solutions, Inc. (a)(b)	17,973	25,342
INVO Bioscience, Inc. (a)(b)	19,530	15,819
IRadimed Corp.	44,064	2,069,245
iRhythm Technologies, Inc. (a)	187,227	13,270,650
Iridex Corp. (a)	70,895	142,499
Kewaunee Scientific Corp. (a)	13,501	725,004
Know Labs, Inc. (a)(b)	395,442	114,955
KORU Medical Systems, Inc. (a)	235,340	593,057
Lantheus Holdings, Inc. (a)	416,673	44,363,174
LeMaitre Vascular, Inc.	120,392	10,870,194
LENSAR, Inc. (a)	53,667	250,625
LivaNova PLC (a)	326,079	16,431,121
LogicMark, Inc. (a)(b)	6,300	1,130
Lucid Diagnostics, Inc. (a)(b)	115,537	92,476
Masimo Corp. (a)(b)	267,353	31,419,325
Merit Medical Systems, Inc. (a)	349,294	33,769,744
Microbot Medical, Inc. (a)	83,036	73,072
Milestone Scientific, Inc. (a)	342,509	376,760
Modular Medical, Inc. (a)	138,686	255,182
Myomo, Inc. (a)(b)	139,468	624,817
NanoVibronix, Inc. (a)(b)	17,573	10,667
Neogen Corp. (a)(b)	1,183,378	20,413,271
NeurAxis, Inc. (b)	12,135	37,114
NeuroMetrix, Inc. (a)(b)	9,996	38,185
Neuronetics, Inc. (a)	166,369	146,920
NeuroOne Medical Technologies Corp. (a)(b)	154,628	123,857
NeuroPace, Inc. (a)	76,224	603,694
Nevro Corp. (a)	210,458	1,302,735
Nexalin Technology, Inc. (a)(b)	32,512	29,950
NEXGEL, Inc. (a)	31,217	90,217
Novocure Ltd. (a)	589,779	11,465,304
Nuwellis, Inc. (a)(b)	2,929	4,159
Omnicell, Inc. (a)	277,189	12,329,367
OraSure Technologies, Inc. (a)	463,959	2,078,536
Orchestra BioMed Holdings, Inc. (a)(b)	152,869	1,024,222
Orthofix Medical, Inc. (a)	225,067	3,925,168
OrthoPediatrics Corp. (a)	97,276	3,107,968
Outset Medical, Inc. (a)(b)	306,438	162,412
Owlet, Inc. Class A (a)(b)	26,194	117,611
Paragon 28, Inc. (a)(b)	229,097	1,906,087
PAVmed, Inc. (a)(b)	47,983	43,665
Penumbra, Inc. (a)	232,617	47,063,071
Precision Optics Corp., Inc. (a)	25,045	131,486
Predictive Oncology, Inc. (a)(b)	24,037	22,979
Pro-Dex, Inc. (a)(b)	11,192	253,163
PROCEPT BioRobotics Corp. (a)	269,012	21,251,948
Pulmonx Corp. (a)	229,818	1,682,268
Pulse Biosciences, Inc. (a)(b)	109,182	2,035,152
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	10,916	62,487
warrants 6/26/30 (a)(b)	10,916	62,487
QT Imaging Holdings, Inc. (a)(b)	62,666	43,233
QuidelOrtho Corp. (a)	304,819	12,878,603
Reshape Lifesciences, Inc. (a)(b)	130,367	20,077
Retractable Technologies, Inc. (a)	65,584	61,341
Rockwell Medical, Inc. (a)	175,268	501,266
RxSight, Inc. (a)	148,461	8,371,716
Sanara Medtech, Inc. (a)(b)	19,418	696,912
SeaStar Medical Holding Corp. (Class A) (a)(b)	17,338	85,476
Semler Scientific, Inc. (a)(b)	31,896	851,623
Senseonics Holdings, Inc. (a)(b)	3,028,196	1,178,271
Sensus Healthcare, Inc. (a)	75,781	494,092
SI-BONE, Inc. (a)	228,056	3,790,291
Sight Sciences, Inc. (a)(b)	184,567	1,249,519
Silk Road Medical, Inc. (a)	237,458	6,437,486
Sintx Technologies, Inc. (a)(b)	3,432	11,943
Spectral Ai, Inc. (a)(b)	36,197	51,762
Staar Surgical Co. (a)	296,139	9,799,240
Stereotaxis, Inc. (a)	404,225	925,675
STRATA Skin Sciences, Inc. (a)	11,112	39,225
SurModics, Inc. (a)	84,805	3,360,822
Tactile Systems Technology, Inc. (a)	140,329	1,921,104
Talis Biomedical Corp. (a)(b)	8,887	38,925
Tandem Diabetes Care, Inc. (a)	387,892	16,873,302
Tela Bio, Inc. (a)(b)	97,038	281,410
Tenon Medical, Inc. (a)(b)	21,087	10,339
Tivic Health Systems, Inc. (a)(b)	31,245	10,426
TransMedics Group, Inc. (a)	197,564	33,202,606
Treace Medical Concepts, Inc. (a)	259,598	1,601,720
UFP Technologies, Inc. (a)	42,474	14,493,403
Utah Medical Products, Inc.	19,357	1,316,082
Varex Imaging Corp. (a)	246,031	3,070,467
Venus Concept, Inc. (a)(b)	21,003	11,615
Vicarious Surgical, Inc. (a)	17,515	110,520
Vivani Medical, Inc. (a)(b)	171,282	224,379
VolitionRx Ltd. (a)	355,699	256,103
Xtant Medical Holdings, Inc. (a)	268,583	198,751
Zimvie, Inc. (a)	162,842	2,823,680
Zomedica Corp. (a)	5,623,705	724,896
Zynex, Inc. (a)(b)	104,329	820,026
		781,114,187
Health Care Providers & Services - 1.8%
23andMe Holding Co. Class A (a)	2,126,978	669,785
Acadia Healthcare Co., Inc. (a)	556,944	45,630,422
Accolade, Inc. (a)	391,904	1,700,863
AdaptHealth Corp. (a)	476,563	5,237,427
Addus HomeCare Corp. (a)	106,368	14,148,008
agilon health, Inc. (a)(b)	1,837,694	7,497,792
AirSculpt Technologies, Inc. (a)(b)	69,663	291,888
Alignment Healthcare, Inc. (a)	612,969	5,522,851
Amedisys, Inc. (a)	194,163	19,029,916
American Shared Hospital Services (a)	24,943	77,822
AMN Healthcare Services, Inc. (a)	228,976	12,142,597
Astrana Health, Inc. (a)	254,943	12,183,726
ATI Physical Therapy, Inc. (a)(b)	9,350	56,661
Aveanna Healthcare Holdings, Inc. (a)	327,761	1,851,850
Biodesix, Inc. (a)	346,870	679,865
BrightSpring Health Services, Inc. (b)	316,323	3,969,854
Brookdale Senior Living, Inc. (a)	1,165,001	8,283,157
CareMax, Inc. Class A (a)	12,317	27,960
Castle Biosciences, Inc. (a)	164,876	4,891,871
Chemed Corp.	90,735	53,186,135
Clover Health Investments Corp. (a)(b)	2,068,608	5,440,439
Community Health Systems, Inc. (a)	734,150	4,001,118
Corvel Corp. (a)	54,435	17,458,938
Cosmos Health, Inc. (a)(b)	85,591	99,714
Cross Country Healthcare, Inc. (a)	197,901	2,952,683
Cryo-Cell International, Inc. (a)(b)	20,335	126,077
DocGo, Inc. Class A (a)	510,988	1,931,535
Encompass Health Corp.	604,071	56,208,807
Enhabit Home Health & Hospice (a)	300,487	2,536,110
Enzo Biochem, Inc. (a)(b)	210,325	239,771
Fulgent Genetics, Inc. (a)	130,719	2,949,021
GeneDx Holdings Corp. Class A (a)(b)	112,031	3,578,270
Guardant Health, Inc. (a)	732,652	18,741,238
HealthEquity, Inc. (a)	522,133	41,540,901
Hims & Hers Health, Inc. Class A (a)	892,344	13,144,227
IMAC Holdings, Inc. (a)(b)	5,887	9,831
InfuSystems Holdings, Inc. (a)	121,433	807,529
Innovage Holding Corp. (a)	110,889	705,254
Inspire Veterinary Partners, Inc. (b)	5,262	7,130
LifeStance Health Group, Inc. (a)	550,324	3,472,544
Modivcare, Inc. (a)	72,590	2,094,947
MSP Recovery, Inc. Class A (a)(b)	31,453	7,115
National Healthcare Corp.	81,772	11,213,394
National Research Corp. Class A	87,330	1,991,124
NeoGenomics, Inc. (a)	769,018	12,704,177
Neuehealth, Inc. (a)(b)	19,181	96,289
Novo Integrated Sciences, Inc. (a)(b)	91,956	28,837
Nutex Health, Inc. (a)(b)	17,043	364,550
Ontrak, Inc. (a)	96,447	20,215
Opko Health, Inc. (a)(b)	2,380,564	3,999,348
Option Care Health, Inc. (a)	1,040,931	33,330,611
Owens & Minor, Inc. (a)	442,893	6,882,557
P3 Health Partners, Inc. Class A (a)	160,179	80,842
PACS Group, Inc.	126,956	5,036,345
Patterson Companies, Inc.	482,265	10,846,140
Pediatrix Medical Group, Inc. (a)	495,720	5,383,519
Pennant Group, Inc. (a)	183,547	6,288,320
Performant Financial Corp. (a)	405,374	1,430,970
PetIQ, Inc. Class A (a)	154,925	4,732,959
Precipio, Inc. (a)	8,471	53,791
Premier, Inc. Class A	629,683	12,826,643
Privia Health Group, Inc. (a)	627,566	12,639,179
Progyny, Inc. (a)	500,618	11,759,517
Psychemedics Corp. (a)	23,750	54,625
R1 RCM, Inc. (a)	1,191,014	16,805,208
RadNet, Inc. (a)	399,969	26,513,945
Regional Health Properties, Inc. (a)	7,079	13,132
Select Medical Holdings Corp.	637,313	22,987,880
Sonida Senior Living, Inc. (a)	39,695	1,095,582
SunLink Health Systems, Inc. (a)(b)	20,138	16,110
Surgery Partners, Inc. (a)	443,345	14,164,873
Syra Health Corp. (b)	12,551	13,179
Talkspace, Inc. Class A (a)	807,356	1,614,712
Tenet Healthcare Corp. (a)	586,509	97,266,653
The Ensign Group, Inc.	339,481	51,383,844
The Joint Corp. (a)	86,398	977,161
The Oncology Institute, Inc. (a)	177,551	65,161
U.S. Physical Therapy, Inc.	91,506	7,832,914
Viemed Healthcare, Inc. (a)	198,955	1,512,058
Vivos Therapeutics, Inc. (a)(b)	15,875	43,021
		759,203,034
Health Care Technology - 0.7%
Aclarion, Inc. (a)	41,398	8,669
American Well Corp. (a)	79,353	658,630
Augmedix, Inc. (a)(b)	253,539	588,210
Bullfrog AI Holdings, Inc. (a)(b)	21,947	56,623
CareCloud, Inc. (a)(b)	61,368	163,853
Certara, Inc. (a)	644,911	7,900,160
DarioHealth Corp. (a)(b)	172,611	139,815
Definitive Healthcare Corp. (a)	302,847	1,420,352
Doximity, Inc. Class A (a)	735,419	27,048,711
Evolent Health, Inc. Class A (a)	700,641	22,406,499
Forian, Inc. (a)	94,458	232,367
GoodRx Holdings, Inc. (a)(b)	478,439	3,779,668
Health Catalyst, Inc. (a)	378,959	2,724,715
Healthcare Triangle, Inc. (a)	8,092	5,824
HealthStream, Inc.	142,971	4,151,878
iCAD, Inc. (a)	146,959	236,604
iCoreConnect, Inc. (b)	49,532	25,014
iSpecimen, Inc. (a)(b)	29,379	7,932
Lifemd, Inc. (a)	183,426	955,649
MultiPlan Corp. Class A (a)(b)	958,467	225,240
Onemednet Corp. Class A (a)(b)	86,188	88,774
OptimizeRx Corp. (a)	108,659	902,956
Phreesia, Inc. (a)	325,621	8,371,716
Schrodinger, Inc. (a)	332,022	6,982,423
SCWorx, Corp. (a)(b)	14,283	17,282
Sharecare, Inc. Class A (a)	1,870,624	2,600,167
Simulations Plus, Inc.	96,729	3,506,426
Streamline Health Solutions, Inc. (a)	277,644	149,372
Teladoc Health, Inc. (a)	1,049,964	7,528,242
TruBridge, Inc. (a)	91,399	1,139,746
Trxade Health, Inc.	5,417	42,794
Veeva Systems, Inc. Class A (a)	881,081	190,701,172
		294,767,483
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. Class A (a)	637,427	14,883,920
Adaptive Biotechnologies Corp. (a)(b)	674,868	3,171,880
Akoya Biosciences, Inc. (a)(b)	131,865	336,256
Alpha Teknova, Inc. (a)	116,017	573,124
Applied DNA Sciences, Inc. (a)(b)	3,634	6,941
Avantor, Inc. (a)	4,074,412	105,282,806
Azenta, Inc. (a)	323,528	16,021,107
BioLife Solutions, Inc. (a)	216,344	5,598,983
BioNano Genomics, Inc. (a)	374,825	183,664
Bruker Corp.	586,166	39,384,494
Champions Oncology, Inc. (a)(b)	30,382	128,212
ChromaDex, Inc. (a)(b)	307,570	1,061,117
Codexis, Inc. (a)	412,597	1,192,405
Conduit Pharmaceuticals, Inc. Class A (a)(b)	53,533	6,590
CryoPort, Inc. (a)	296,848	2,766,623
Cytek Biosciences, Inc. (a)(b)	572,677	3,287,166
Fortrea Holdings, Inc. (a)	537,479	12,394,266
Harvard Bioscience, Inc. (a)	231,291	666,118
Illumina, Inc. (a)	956,715	125,712,351
Inotiv, Inc. (a)(b)	123,877	185,816
Lifecore Biomedical (a)(b)	148,412	650,045
Maravai LifeSciences Holdings, Inc. Class A (a)	655,129	5,928,917
MaxCyte, Inc. (a)	624,341	2,697,153
Medpace Holdings, Inc. (a)	141,521	50,278,166
Mesa Laboratories, Inc.	30,465	4,072,866
Nautilus Biotechnology, Inc. Class A (a)(b)	281,457	731,788
OmniAb, Inc. (a)(b)	583,492	2,444,831
Pacific Biosciences of California, Inc. (a)(b)	1,508,162	2,066,182
Personalis, Inc. (a)	244,343	1,329,226
Quanterix Corp. (a)	209,140	2,725,094
Quantum-Si, Inc. Class A (a)	530,237	502,028
Rapid Micro Biosystems, Inc. Class A (a)(b)	108,102	91,887
Seer, Inc. (a)	245,140	411,835
Singular Genomics Systems, Inc. (a)	9,324	63,030
Sotera Health Co. (a)	749,186	11,567,432
Standard BioTools, Inc. (a)	1,732,199	3,689,584
Telesis Bio, Inc. (a)(b)	2,543	9,002
		422,102,905
Pharmaceuticals - 1.2%
60 Degrees Pharmaceuticals LLC (a)(b)	3,168	4,245
Aclaris Therapeutics, Inc. (a)	214,571	253,194
Adial Pharmaceuticals, Inc. (a)(b)	23,112	22,673
Alimera Sciences, Inc. (a)(b)	215,749	1,193,092
ALT5 Sigma Corp. (a)(b)	41,839	100,832
Alto Neuroscience, Inc. (b)	50,067	641,358
Amneal Intermediate, Inc. Class A, (a)(b)	695,718	6,024,918
Amphastar Pharmaceuticals, Inc. (a)	231,254	11,271,320
Amylyx Pharmaceuticals, Inc. (a)	190,137	422,104
AN2 Therapeutics, Inc. (a)	98,255	111,028
Anebulo Pharmaceuticals, Inc. (a)(b)	44,396	84,796
ANI Pharmaceuticals, Inc. (a)	91,756	5,849,445
Aquestive Therapeutics, Inc. (a)(b)	439,943	1,992,942
Artelo Biosciences, Inc. (a)(b)	20,325	25,813
Arvinas Holding Co. LLC (a)	414,649	10,847,218
Assertio Holdings, Inc. (a)(b)	564,437	666,036
Atea Pharmaceuticals, Inc. (a)	404,606	1,557,733
Athira Pharma, Inc. (a)(b)	179,397	554,337
Avenue Therapeutics, Inc. (a)(b)	9,549	25,018
Axsome Therapeutics, Inc. (a)(b)	235,361	20,914,178
Aytu BioScience, Inc. (a)	29,900	72,956
Biofrontera, Inc. (a)(b)	15,138	16,500
Biote Corp. Class A (a)	163,372	1,025,976
Bright Green Corp. (a)(b)	385,121	87,461
Cadrenal Therapeutics, Inc. (a)(b)	3,733	28,744
Calcimedica, Inc. (a)	40,178	167,542
Cara Therapeutics, Inc. (a)	76,627	27,586
Cassava Sciences, Inc. (a)(b)	271,296	7,788,908
Cingulate, Inc. (a)	2,468	19,473
Citius Pharmaceuticals, Inc. (a)(b)	982,237	559,875
Clearside Biomedical, Inc. (a)	363,726	367,363
CNS Pharmaceuticals, Inc. (a)	445	70
Cocrystal Pharma, Inc. (a)(b)	37,957	68,323
Cognition Therapeutics, Inc. (a)(b)	150,780	107,265
Collegium Pharmaceutical, Inc. (a)	194,974	7,498,700
Context Therapeutics, Inc. (a)(b)	433,942	1,067,497
Contineum Therapeutics, Inc. Class A (b)	40,212	783,732
Corcept Therapeutics, Inc. (a)	553,836	19,550,411
CorMedix, Inc. (a)(b)	329,319	2,054,951
Cumberland Pharmaceuticals, Inc. (a)	44,896	61,956
Dare Bioscience, Inc. (a)(b)	49,346	176,659
Durect Corp. (a)(b)	176,923	261,846
Edgewise Therapeutics, Inc. (a)	422,761	7,926,769
Elanco Animal Health, Inc. (a)	2,966,152	45,886,371
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Enliven Therapeutics, Inc. (a)(b)	149,531	3,271,738
Enliven Therapeutics, Inc. rights (a)(c)	72,018	1
Enveric Biosciences, Inc. (a)(b)	55,981	28,858
Esperion Therapeutics, Inc. (a)(b)	1,021,093	1,868,600
Eton Pharmaceuticals, Inc. (a)(b)	131,457	604,702
Evoke Pharma, Inc. (a)(b)	3,354	13,986
Evolus, Inc. (a)	290,059	4,609,038
Eyenovia, Inc. (a)(b)	261,304	143,743
Eyepoint Pharmaceuticals, Inc. (a)(b)	239,339	2,142,084
Fulcrum Therapeutics, Inc. (a)(b)	300,181	2,566,548
Harmony Biosciences Holdings, Inc. (a)	190,301	6,847,030
Harrow, Inc. (a)(b)	192,012	7,768,806
Hepion Pharmaceuticals, Inc. (a)(b)	28,401	23,828
Hoth Therapeutics, Inc. (a)(b)	26,697	18,333
Igc Pharma, Inc. (a)(b)	280,547	100,885
Ikena Oncology, Inc. (a)	130,231	222,695
Innoviva, Inc. (a)(b)	324,885	6,296,271
Intra-Cellular Therapies, Inc. (a)	589,595	43,205,522
Jaguar Health, Inc. (a)(b)	28,334	32,301
Jazz Pharmaceuticals PLC (a)	378,204	43,864,100
Journey Medical Corp. (a)	50,195	249,971
Kiora Pharmaceuticals, Inc. (a)(b)	14,806	54,782
Lexaria Bioscience Corp. (a)(b)	66,742	260,961
Ligand Pharmaceuticals, Inc. (a)	102,285	10,821,753
Ligand Pharmaceuticals, Inc.:
General CVR (a)	26,087	222
Glucagon CVR (a)	26,087	104
rights (a)	26,087	91
TR Beta CVR (a)	26,087	4,565
Lipocine, Inc. (a)(b)	33,057	121,319
Liquidia Corp. (a)(b)	310,862	2,956,298
Longboard Pharmaceuticals, Inc. (a)	161,418	5,823,961
Lyra Therapeutics, Inc. (a)(b)	260,610	83,838
Marinus Pharmaceuticals, Inc. (a)	200,330	280,462
Mind Medicine (MindMed), Inc. (a)(b)	393,683	2,385,719
Nektar Therapeutics (a)	900,250	1,152,320
Neumora Therapeutics, Inc.	94,802	1,090,223
NovaBay Pharmaceuticals, Inc. (a)	6,244	3,039
NRX Pharmaceuticals, Inc. (a)(b)	42,461	79,402
Nutriband, Inc. (a)	47,149	192,368
Nuvation Bio, Inc. Class A (a)	978,977	3,152,306
Ocular Therapeutix, Inc. (a)(b)	934,045	8,238,277
Ocuphire Pharma, Inc. (a)(b)	159,100	197,284
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	338,551	1,425,300
OptiNose, Inc. (a)	626,085	651,128
Organon & Co.	1,541,146	34,444,613
Pacira Biosciences, Inc. (a)	286,155	4,452,572
Perrigo Co. PLC	822,846	23,944,819
Petros Pharmaceuticals, Inc. (a)(b)	42,552	14,166
Phathom Pharmaceuticals, Inc. (a)(b)	208,650	3,446,898
Phibro Animal Health Corp. Class A	123,356	2,590,476
Pliant Therapeutics, Inc. (a)	323,258	4,296,099
Prestige Consumer Healthcare, Inc. (a)	299,693	22,369,086
Processa Pharmaceuticals, Inc. (a)(b)	14,539	20,064
ProPhase Labs, Inc. (a)(b)	80,978	217,831
Pulmatrix, Inc. (a)	15,156	31,828
Rani Therapeutics Holdings, Inc. Class A (a)(b)	75,578	241,850
Relmada Therapeutics, Inc. (a)(b)	145,260	406,728
Revance Therapeutics, Inc. (a)(b)	634,810	4,170,702
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	127,656	142,975
Royalty Pharma PLC Class A	2,322,479	67,421,565
Satsuma Pharmaceuticals, Inc. rights (a)(c)	101,138	1
Scilex Holding Co. (a)(h)	338,415	311,342
Scilex Holding Co. (a)(b)	669,870	770,351
scPharmaceuticals, Inc. (a)(b)	139,985	712,524
SCYNEXIS, Inc. (a)(b)	205,684	300,299
Seelos Therapeutics, Inc. (a)(b)	10,383	3,030
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	2,767	8,661
SIGA Technologies, Inc. (b)	239,074	2,158,838
Sonoma Pharmaceuticals, Inc. (a)(b)	4,852	16,012
Supernus Pharmaceuticals, Inc. (a)	333,131	11,712,886
Talphera, Inc. (a)(b)	95,086	98,889
Tarsus Pharmaceuticals, Inc. (a)(b)	185,101	5,018,088
Terns Pharmaceuticals, Inc. (a)	216,876	1,652,595
TFF Pharmaceuticals, Inc. (a)(b)	16,797	34,266
TherapeuticsMD, Inc. (a)(b)	57,443	107,418
Theravance Biopharma, Inc. (a)	199,638	1,647,014
Third Harmonics Bio, Inc. (a)	96,558	1,115,245
Titan Pharmaceuticals, Inc. (a)(b)	3,387	20,762
TNF Pharmaceuticals, Inc. (a)(b)	10,082	17,039
Traws Pharma, Inc. (a)	132,143	49,950
Traws Pharma, Inc. rights (a)(c)	104,398	1
Trevi Therapeutics, Inc. (a)(b)	256,943	811,940
Ventyx Biosciences, Inc. (a)(b)	334,273	745,429
Verrica Pharmaceuticals, Inc. (a)(b)	122,133	287,013
Virpax Pharmaceuticals, Inc. (a)(b)	4,334	3,533
Vyne Therapeutics, Inc. (a)	83,162	151,355
WAVE Life Sciences (a)	524,865	3,012,725
Xeris Biopharma Holdings, Inc. (a)	926,037	2,602,164
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zevra Therapeutics, Inc. (a)(b)	222,907	1,705,239
		524,310,862
TOTAL HEALTH CARE		5,196,995,936
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.4%
AAR Corp. (a)	199,977	13,154,487
AeroVironment, Inc. (a)	167,834	34,197,856
AerSale Corp. (a)	176,251	897,118
Air Industries Group, Inc. (a)(b)	11,508	62,834
Archer Aviation, Inc. Class A (a)(b)	1,247,787	4,242,476
Astronics Corp. (a)	176,148	3,949,238
BWX Technologies, Inc.	548,675	56,513,525
Byrna Technologies, Inc. (a)	109,186	1,265,466
Cadre Holdings, Inc.	116,164	4,210,945
CPI Aerostructures, Inc. (a)	58,212	174,636
Curtiss-Wright Corp.	229,963	72,636,113
Ducommun, Inc. (a)	81,375	5,295,885
Eve Holding, Inc. (a)(b)	174,914	491,508
HEICO Corp.	273,527	70,176,087
HEICO Corp. Class A	412,641	82,565,338
Hexcel Corp.	499,098	31,587,912
Innovative Solutions & Support, Inc. (a)	60,687	426,023
Intuitive Machines, Inc. Class A (a)(b)	241,225	1,198,888
Kratos Defense & Security Solutions, Inc. (a)	904,895	20,758,291
Leonardo DRS, Inc. (a)	430,179	12,277,309
Loar Holdings, Inc. (b)	69,496	5,153,823
Mercury Systems, Inc. (a)	315,051	11,940,433
Momentus, Inc. Class A (a)(b)	70,556	52,423
Moog, Inc. Class A	172,693	34,089,598
National Presto Industries, Inc.	31,684	2,480,540
Optex Systems Holdings, Inc. (a)(b)	30,713	248,468
Park Aerospace Corp.	108,220	1,462,052
Redwire Corp. Class A (a)(b)	128,056	864,378
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,610,117	10,095,434
Sidus Space, Inc. Class A (a)(b)	27,093	90,220
SIFCO Industries, Inc. (a)	23,328	119,757
Spirit AeroSystems Holdings, Inc. Class A (a)	696,461	24,522,392
Terran Orbital Corp. Class A (a)(b)	840,410	205,900
Triumph Group, Inc. (a)	456,347	6,356,914
V2X, Inc. (a)	70,292	3,982,042
Virgin Galactic Holdings, Inc. (a)(b)	98,876	661,480
VirTra, Inc. (a)	66,660	447,955
Woodward, Inc.	364,899	60,810,418
		579,666,162
Air Freight & Logistics - 0.2%
Air T, Inc. (a)(b)	6,567	149,268
Air Transport Services Group, Inc. (a)	306,785	5,172,395
Forward Air Corp. (b)	188,772	5,997,286
GXO Logistics, Inc. (a)	717,914	35,931,596
Hub Group, Inc. Class A	371,224	17,495,787
Radiant Logistics, Inc. (a)	203,828	1,298,384
		66,044,716
Building Products - 2.1%
AAON, Inc.	409,241	39,086,608
Advanced Drain Systems, Inc.	409,081	64,127,538
Alpha PRO Tech Ltd. (a)(b)	58,028	345,847
American Woodmark Corp. (a)	95,703	8,575,946
Apogee Enterprises, Inc.	131,784	8,800,536
Armstrong World Industries, Inc.	265,047	33,597,358
AZZ, Inc.	178,993	14,886,848
Carlisle Companies, Inc.	285,331	120,923,278
CEA Industrie, Inc. (a)(b)	3,420	22,914
CSW Industrials, Inc.	93,389	31,530,928
Fortune Brands Innovations, Inc.	751,641	59,687,812
Gibraltar Industries, Inc. (a)	184,576	12,859,410
Griffon Corp.	222,778	14,745,676
Hayward Holdings, Inc. (a)	764,814	11,349,840
Insteel Industries, Inc.	117,176	4,030,854
Janus International Group, Inc. (a)	538,724	5,920,577
Jeld-Wen Holding, Inc. (a)	512,732	7,301,304
Jewett-Cameron Trading Ltd. (a)	19,223	88,234
Lennox International, Inc.	192,457	113,586,197
MasterBrand, Inc. (a)	766,163	12,289,255
Owens Corning	520,900	87,891,457
Quanex Building Products Corp.	265,148	7,326,039
Resideo Technologies, Inc. (a)	876,585	17,671,954
Simpson Manufacturing Co. Ltd.	252,726	46,264,022
Tecnoglass, Inc.	121,973	7,558,667
The AZEK Co., Inc. Class A, (a)	873,583	37,240,843
Trex Co., Inc. (a)	650,940	41,490,916
UFP Industries, Inc.	370,246	45,047,831
Zurn Elkay Water Solutions Cor	854,675	27,717,110
		881,965,799
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	378,395	21,625,274
ACCO Brands Corp.	554,754	3,040,052
Acme United Corp.	19,053	840,047
ACV Auctions, Inc. Class A (a)	891,188	16,674,127
American Rebel Holdings, Inc. (a)(b)	43,919	21,068
Aqua Metals, Inc. (a)	595,142	131,764
ARC Document Solutions, Inc.	207,154	691,894
Aris Water Solution, Inc. Class A	156,756	2,636,636
Avalon Holdings Corp. Class A (a)	7,196	18,458
Bitcoin Depot, Inc. Class A (a)(b)	65,410	109,235
Brady Corp. Class A	268,144	19,853,382
Bridger Aerospace Group Holdings, Inc. (a)(b)	64,168	172,612
BrightView Holdings, Inc. (a)	338,273	5,402,220
Casella Waste Systems, Inc. Class A (a)	342,377	36,928,783
CECO Environmental Corp. (a)	175,843	5,090,655
Cimpress PLC (a)	102,322	10,117,599
Clean Harbors, Inc. (a)	300,890	73,988,851
CompX International, Inc. Class A	8,489	253,566
CoreCivic, Inc. (a)	672,276	9,263,963
Deluxe Corp.	263,266	5,420,647
Driven Brands Holdings, Inc. (a)	375,390	5,383,093
DSS, Inc. (a)(b)	14,604	18,719
Ennis, Inc.	156,020	3,730,438
Enviri Corp. (a)	480,040	5,736,478
Fuel Tech, Inc. (a)	133,790	133,790
Greenwave Technology Solutions, Inc. (a)(b)	1,707	796
Healthcare Services Group, Inc. (a)	440,002	4,791,622
HNI Corp.	283,903	15,288,177
Interface, Inc.	348,398	6,577,754
Knightscope, Inc. Class A (a)(b)	575,002	147,201
LanzaTech Global, Inc. Class A (a)(b)	481,749	717,806
Liquidity Services, Inc. (a)	134,186	2,921,229
Matthews International Corp. Class A	184,795	4,680,857
Millerknoll, Inc.	433,261	12,759,536
Mobile Infrastructure Corp. Class A (a)(b)	141,765	541,542
Montrose Environmental Group, Inc. (a)	187,474	6,167,895
MSA Safety, Inc.	222,431	40,622,574
NL Industries, Inc.	50,679	335,495
Odyssey Marine Exploration, Inc. (a)(b)	108,521	430,828
OpenLane, Inc. (a)	651,109	11,283,719
Perma-Fix Environmental Services, Inc. (a)(b)	74,686	821,546
Pitney Bowes, Inc.	941,033	6,653,103
Quad/Graphics, Inc. Class A	184,801	866,717
Quest Resource Holding Corp. (a)	84,009	742,640
RB Global, Inc.	1,102,568	94,964,182
Royalty Management Holding Corp. Class A (a)(b)	37,309	32,086
Steelcase, Inc. Class A	572,096	8,089,437
Stericycle, Inc. (a)	554,232	32,843,788
Team, Inc. (a)(b)	25,634	350,417
Tetra Tech, Inc.	320,730	76,250,350
The Brink's Co.	266,442	29,556,411
The GEO Group, Inc. (a)	800,961	11,109,329
TOMI Environmental Solutions, Inc. (a)	80,876	68,348
UniFirst Corp.	91,045	17,270,326
Vestis Corp.	791,919	11,142,300
Viad Corp. (a)	126,164	4,341,303
Virco Manufacturing Co.	58,180	903,535
VSE Corp.	94,842	8,823,151
Wilhelmina International, Inc. (a)	5,376	30,106
		639,409,457
Construction & Engineering - 1.7%
AECOM	817,529	81,867,354
Ameresco, Inc. Class A (a)(b)	192,486	5,861,199
API Group Corp. (a)	1,432,965	50,941,906
Arcosa, Inc.	291,099	26,632,648
Argan, Inc.	74,990	5,947,457
Bowman Consulting Group Ltd. (a)	77,354	1,856,496
Centuri Holdings, Inc. (b)	72,179	1,234,261
Comfort Systems U.S.A., Inc.	214,002	75,653,987
Concrete Pumping Holdings, Inc. (a)	139,984	908,496
Construction Partners, Inc. Class A (a)	264,530	17,453,689
Dycom Industries, Inc. (a)	174,965	30,786,841
EMCOR Group, Inc.	282,902	111,197,460
Fluor Corp. (a)	1,027,897	51,466,803
FTE Networks, Inc. (a)(b)(c)	20,159	0
Granite Construction, Inc.	265,098	19,924,766
Great Lakes Dredge & Dock Corp. (a)	399,305	3,973,085
IES Holdings, Inc. (a)	50,174	9,358,956
INNOVATE Corp. (a)(b)	28,669	118,690
Limbach Holdings, Inc. (a)	60,286	3,896,284
MasTec, Inc. (a)	364,284	41,211,449
Matrix Service Co. (a)	141,218	1,406,531
MDU Resources Group, Inc.	1,225,765	31,489,903
MYR Group, Inc. (a)	101,367	10,217,794
Nocera, Inc. (a)	48,488	47,518
Northwest Pipe Co. (a)	59,457	2,614,919
Orion Group Holdings, Inc. (a)(b)	178,888	1,352,393
Primoris Services Corp.	323,086	18,234,974
Safe & Green Holdings Corp. (a)(b)	4,576	5,812
Shimmick Corp. (b)	20,419	65,749
Southland Holdings, Inc. (a)	35,904	147,206
Sterling Construction Co., Inc. (a)	184,914	22,102,770
Tutor Perini Corp. (a)	260,842	6,252,383
Valmont Industries, Inc.	121,169	34,625,253
Willscot Holdings Corp. (a)	1,139,471	43,915,212
		712,770,244
Electrical Equipment - 1.4%
374Water, Inc. (a)	321,292	372,699
Acuity Brands, Inc.	183,221	46,666,389
Advent Technologies Holdings, Inc. Class A (a)(b)	10,667	31,468
Allient, Inc.	86,846	1,844,609
American Superconductor Corp. (a)(b)	215,422	4,355,833
Amprius Technologies, Inc. (a)(b)	143,894	153,967
Array Technologies, Inc. (a)	863,329	5,792,938
Atkore, Inc.	218,633	20,405,018
Babcock & Wilcox Enterprises, Inc. (a)	354,681	418,524
Beam Global (a)(b)	80,307	376,640
Blink Charging Co. (a)(b)	545,911	1,015,394
Bloom Energy Corp. Class A (a)(b)	1,284,804	15,302,016
Broadwind, Inc. (a)	117,330	256,953
ChargePoint Holdings, Inc. Class A (a)(b)	2,136,632	4,016,868
Complete Solaria, Inc. Class A (a)(b)	184,963	340,332
Dragonfly Energy Holdings Corp. (a)(b)	65,073	35,224
Energous Corp. (a)(b)	39,413	35,078
Energy Focus, Inc. (a)	16,187	24,038
Energy Vault Holdings, Inc. Class A (a)(b)	488,735	493,622
EnerSys	242,122	24,534,222
Enovix Corp. (a)(b)	851,538	8,106,642
Eos Energy Enterprises, Inc. (a)(b)	1,158,041	3,091,969
Espey Manufacturing & Electronics Corp.	9,196	213,347
ESS Tech, Inc. Class A (a)(b)	35,176	263,468
Expion360, Inc. (a)	19,810	1,240
Fluence Energy, Inc. Class A (a)(b)	351,808	6,462,713
Flux Power Holdings, Inc. (a)	73,304	245,568
FTC Solar, Inc. (a)(b)	388,967	92,068
FuelCell Energy, Inc. (a)(b)	2,459,528	995,617
GrafTech International Ltd. (a)	1,096,395	751,908
Ideal Power, Inc. (a)	40,694	320,669
KULR Technology Group, Inc. (a)(b)	773,081	198,373
LSI Industries, Inc.	166,397	2,647,376
NeoVolta, Inc. (a)(b)	168,097	537,910
Net Power, Inc. Class A (a)(b)	170,526	1,444,355
Nextracker, Inc. Class A (a)	737,244	29,983,713
NuScale Power Corp. Class A (a)(b)	353,597	2,910,103
Nuvve Holding Corp. (a)(b)	35,333	16,787
nVent Electric PLC	1,000,323	67,981,951
Ocean Power Technologies, Inc. (a)(b)	350,652	63,538
Orion Energy Systems, Inc. (a)	163,308	143,678
Pineapple Energy, Inc. (a)(b)	35,097	27,446
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)	46,040	197,051
Plug Power, Inc. (a)(b)	4,513,722	8,485,797
Polar Power, Inc. (a)(b)	59,327	23,209
Powell Industries, Inc.	55,760	9,336,454
Preformed Line Products Co.	18,078	2,168,095
Regal Rexnord Corp.	399,118	66,975,992
Sensata Technologies PLC	903,766	34,840,179
Servotronics, Inc. (a)(b)	8,113	104,901
SES AI Corp. Class A (a)(b)	868,993	929,823
Shoals Technologies Group, Inc. (a)	1,021,995	5,508,553
SKYX Platforms Corp. (a)(b)	331,851	284,662
SolarMax Technology, Inc. (b)	36,206	39,827
Solidion Technology, Inc. Class A (a)(b)	97,358	31,573
Stem, Inc. (a)(b)	919,392	536,097
Sunrun, Inc. (a)(b)	1,326,697	27,223,822
Thermon Group Holdings, Inc. (a)	206,600	6,493,438
Tigo Energy, Inc. (a)	36,491	44,884
TPI Composites, Inc. (a)(b)	278,731	1,206,905
Turnongreen, Inc. warrants (a)	252,986	177
Ultralife Corp. (a)	54,298	567,957
Vertiv Holdings Co.	2,067,170	171,637,125
Vicor Corp. (a)	136,144	5,241,544
Westwater Resources, Inc. (a)(b)	314,176	168,084
Zeo Energy Corp. Class A (a)	6,859	12,964
		595,031,384
Ground Transportation - 1.0%
ArcBest Corp.	141,156	15,004,883
Avis Budget Group, Inc.	109,057	8,941,583
Covenant Transport Group, Inc. Class A	46,516	2,449,998
FTAI Infrastructure LLC	617,934	6,142,264
Heartland Express, Inc.	277,765	3,438,731
Hertz Global Holdings, Inc. (a)(b)	794,619	2,415,642
Knight-Swift Transportation Holdings, Inc.	969,489	50,781,834
Landstar System, Inc.	214,926	39,236,891
Lyft, Inc. (a)	2,132,413	24,885,260
Marten Transport Ltd.	347,037	6,055,796
P.A.M. Transportation Services, Inc. (a)	32,843	595,772
Proficient Auto Logistics, Inc.	87,319	1,660,807
RXO, Inc. (a)	707,612	20,138,638
Ryder System, Inc.	263,022	38,201,315
Saia, Inc. (a)	159,352	59,889,262
Schneider National, Inc. Class B	221,447	6,003,428
U-Haul Holding Co. (a)(b)	91,409	6,491,867
U-Haul Holding Co. Class N	558,549	38,176,824
Universal Logistics Holdings, Inc.	41,135	1,738,776
Werner Enterprises, Inc.	381,612	14,104,380
XPO, Inc. (a)	697,865	79,989,286
		426,343,237
Industrial Conglomerates - 0.0%
Ault Alliance, Inc. (a)(b)	187,916	37,189
Gaucho Group Holdings, Inc. (a)(b)	4,090	21,473
		58,662
Machinery - 3.4%
3D Systems Corp. (a)(b)	810,744	1,734,992
AGCO Corp.	371,524	33,823,545
AgEagle Aerial Systems, Inc. (a)(b)	66,492	26,244
Agrify Corp. (a)(b)	39,947	9,380
Alamo Group, Inc.	62,098	11,512,969
Albany International Corp. Class A	188,255	17,726,091
Allison Transmission Holdings, Inc.	525,797	48,767,672
Art's-Way Manufacturing Co., Inc. (a)	18,211	37,697
Astec Industries, Inc.	138,702	4,692,289
Atmus Filtration Technologies, Inc.	499,715	17,914,783
Barnes Group, Inc.	306,178	12,259,367
Blue Bird Corp. (a)	104,344	5,340,326
Chart Industries, Inc. (a)	252,578	30,915,547
Chicago Rivet & Machine Co.	3,857	73,244
CleanCore Solutions, Inc. (b)	7,420	12,243
ClearSign Combustion Corp. (a)(b)	269,272	199,261
CNH Industrial NV Class A	5,500,261	56,872,699
Columbus McKinnon Corp. (NY Shares)	172,725	5,908,922
Commercial Vehicle Group, Inc. (a)	175,478	636,985
Crane Co.	295,297	46,769,139
Desktop Metal, Inc. (a)(b)	153,014	671,731
Donaldson Co., Inc.	725,502	52,765,760
Douglas Dynamics, Inc.	140,029	3,898,407
Eastern Co.	34,670	1,043,914
Energy Recovery, Inc. (a)	344,331	5,591,935
Enerpac Tool Group Corp. Class A	326,328	13,457,767
EnPro Industries, Inc.	126,764	20,387,454
ESAB Corp.	340,720	35,765,378
ESCO Technologies, Inc.	155,457	18,640,849
Federal Signal Corp.	368,946	34,861,708
Flowserve Corp.	788,524	39,331,577
Franklin Electric Co., Inc.	237,797	24,697,596
FreightCar America, Inc. (a)	84,950	601,446
Gates Industrial Corp. PLC (a)	1,233,729	22,404,519
Gencor Industries, Inc. (a)	61,613	1,242,734
Gorman-Rupp Co.	146,135	5,696,342
Graco, Inc.	1,015,408	84,634,257
Graham Corp. (a)	64,041	2,039,065
Helios Technologies, Inc.	202,727	8,958,506
Hillenbrand, Inc.	425,785	14,033,874
Hillman Solutions Corp. Class A (a)	1,196,355	11,903,732
Hurco Companies, Inc.	35,861	616,809
Hydrofarm Holdings Group, Inc. (a)(b)	216,618	94,337
Hyliion Holdings Corp. Class A (a)(b)	739,739	1,383,312
Hyster-Yale Materials Handling, Inc. Class A	67,093	4,224,175
Hyzon Motors, Inc. Class A (a)(b)	467,629	29,461
ITT, Inc.	494,433	68,834,962
John Bean Technologies Corp.	192,620	17,304,981
Kadant, Inc.	70,590	22,668,567
Kennametal, Inc.	478,090	12,368,188
L.B. Foster Co. Class A (a)	58,142	1,167,491
Laser Photonics Corp. (a)(b)	23,198	79,337
Lincoln Electric Holdings, Inc.	342,213	66,255,859
Lindsay Corp.	67,362	8,356,256
LiqTech International, Inc. (a)(b)	19,595	58,589
Luxfer Holdings PLC sponsored	168,344	1,888,820
Manitex International, Inc. (a)	86,451	361,365
Manitowoc Co., Inc. (a)	212,620	2,145,336
Markforged Holding Corp. Class A (a)(b)	663,998	166,664
Mayville Engineering Co., Inc. (a)	63,462	1,225,451
Microvast Holdings, Inc. (a)(b)	851,490	245,229
Middleby Corp. (a)	322,263	45,316,623
Miller Industries, Inc.	69,281	4,206,050
Montana Technologies Corp. Class A, (a)(b)	75,339	420,392
Mueller Industries, Inc.	682,475	49,622,757
Mueller Water Products, Inc.	932,234	20,015,064
Nature's Miracle Holding, Inc. (b)	39,609	6,813
Nauticus Robotics, Inc. (a)(b)	4,673	8,271
Nephros, Inc. (a)	53,837	98,522
Nikola Corp. (a)(b)	242,529	1,607,967
NN, Inc. (a)(b)	266,004	1,048,056
Omega Flex, Inc.	19,780	933,616
Oshkosh Corp.	392,039	42,304,928
Palladyne AI Corp. Class A (a)(b)	86,179	145,643
Park-Ohio Holdings Corp.	45,854	1,386,625
Perma-Pipe International Holdings, Inc. (a)	42,356	432,878
Proto Labs, Inc. (a)	151,798	4,641,983
RBC Bearings, Inc. (a)	174,154	51,871,769
REV Group, Inc.	234,871	7,478,293
Richtech Robotics, Inc. (b)	39,322	49,153
Shyft Group, Inc. (The)	191,184	2,712,901
SPX Technologies, Inc. (a)	278,544	45,441,668
Standex International Corp.	72,056	12,872,804
Symbotic, Inc. (a)(b)	206,766	3,969,907
Taylor Devices, Inc. (a)(b)	15,851	906,994
TechPrecision Corp. (a)	43,660	155,866
Tennant Co.	114,896	11,221,892
Terex Corp.	403,844	22,926,224
The Greenbrier Companies, Inc.	188,991	9,156,614
Timken Co.	388,771	32,862,813
Titan International, Inc. (a)	312,533	2,603,400
Toro Co.	625,888	57,957,229
Trinity Industries, Inc.	492,818	16,267,922
Twin Disc, Inc.	63,986	842,056
Urban-Gro, Inc. (a)(b)	45,714	63,542
Velo3D, Inc. (a)(b)	37,426	46,408
Wabash National Corp.	269,989	5,253,986
Watts Water Technologies, Inc. Class A	164,293	32,316,433
Xos, Inc. Class A (a)(b)	21,907	109,973
		1,396,621,170
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd.	257,619	4,531,518
Kirby Corp. (a)	349,947	41,965,644
Matson, Inc.	204,289	28,253,169
Pangaea Logistics Solutions Ltd.	204,498	1,380,362
		76,130,693
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	761,449	27,495,923
Allegiant Travel Co.	90,802	3,820,948
Blade Air Mobility, Inc. (a)(b)	333,628	1,044,256
flyExclusive, Inc. Class A (a)	17,738	73,081
Frontier Group Holdings, Inc. (a)(b)	239,569	869,635
Hawaiian Holdings, Inc. (a)(b)	309,279	5,356,712
Jet.Ai, Inc. Class A (a)(b)	20,689	3,089
JetBlue Airways Corp. (a)(b)	2,059,033	10,459,888
Joby Aviation, Inc. (a)(b)	2,266,583	11,332,915
Mesa Air Group, Inc. (a)	190,980	236,815
SkyWest, Inc. (a)	241,167	18,700,089
Spirit Airlines, Inc. (b)	605,741	1,562,812
Sun Country Airlines Holdings, Inc. (a)	230,426	2,530,077
Surf Air Mobility, Inc. (b)	53,392	66,206
Volato Group, Inc. (a)(b)	66,705	28,683
Wheels Up Experience, Inc. Class A (a)(b)	112,417	198,978
		83,780,107
Professional Services - 2.7%
Alight, Inc. Class A (a)	2,418,742	18,043,815
Asure Software, Inc. (a)(b)	143,517	1,232,811
Barrett Business Services, Inc.	159,840	5,835,758
BGSF, Inc.	56,560	457,005
BlackSky Technology, Inc. Class A (a)	511,500	567,765
Booz Allen Hamilton Holding Corp. Class A	778,495	123,609,436
CACI International, Inc. (a)	133,892	65,355,363
CBIZ, Inc. (a)	298,529	21,971,734
Clarivate PLC (a)(b)	2,617,272	17,954,486
Concentrix Corp. (b)	281,893	21,206,810
Conduent, Inc. (a)	955,638	3,650,537
CRA International, Inc.	41,054	6,921,704
CSG Systems International, Inc.	172,094	8,350,001
DLH Holdings Corp. (a)	71,523	778,170
Dun & Bradstreet Holdings, Inc.	1,414,319	16,971,828
Exela Technologies, Inc. (a)(b)	34,393	71,194
ExlService Holdings, Inc. (a)	975,237	35,635,160
Exponent, Inc.	304,268	32,943,096
Falcon's Beyond Global, Inc. Class A (b)	43,328	457,110
First Advantage Corp. (b)	303,191	5,806,108
FiscalNote Holdings, Inc. Class A (a)	430,756	559,983
Forrester Research, Inc. (a)	68,525	1,314,310
Franklin Covey Co. (a)	67,799	2,729,588
FTI Consulting, Inc. (a)	210,397	48,035,739
Gee Group, Inc. (a)	547,257	143,381
Genpact Ltd.	991,638	38,901,959
Heidrick & Struggles International, Inc.	122,185	4,716,341
Hirequest, Inc.	30,753	437,923
Hudson Global, Inc. (a)	15,090	274,789
Huron Consulting Group, Inc. (a)	103,199	11,397,298
ICF International, Inc.	103,761	17,199,423
Innodata, Inc. (a)(b)	147,996	2,557,371
Insperity, Inc.	214,475	20,158,505
KBR, Inc.	804,529	55,802,131
Kelly Services, Inc. Class A (non-vtg.)	193,858	4,092,342
Kforce, Inc.	104,863	6,877,964
Korn Ferry	313,569	22,906,215
LegalZoom.com, Inc. (a)	710,514	4,788,864
ManpowerGroup, Inc.	288,053	21,292,878
Mastech Digital, Inc. (a)	27,411	263,968
Maximus, Inc.	365,252	33,698,150
MISTRAS Group, Inc. (a)	118,902	1,422,068
NV5 Global, Inc. (a)	78,544	7,550,435
Parsons Corp. (a)	247,916	23,666,061
Paycor HCM, Inc. (a)	386,266	5,469,527
Paylocity Holding Corp. (a)	260,740	42,083,436
Planet Labs PBC Class A (a)(b)	1,226,708	3,299,845
Professional Diversity Network, Inc. (a)	28,195	13,505
RCM Technologies, Inc. (a)	32,655	665,509
Recruiter.com Group, Inc. (a)(b)	12,362	26,084
Resources Connection, Inc.	215,508	2,247,748
Robert Half, Inc.	617,820	38,718,779
Science Applications International Corp.	306,902	40,078,332
ShiftPixy, Inc. (a)(b)	8,832	10,598
Skillsoft Corp. (a)(b)	26,166	395,107
Spire Global, Inc. (a)(b)	119,182	1,022,582
SS&C Technologies Holdings, Inc.	1,291,016	96,942,391
Staffing 360 Solutions, Inc. (a)(b)	1,421	3,311
Steel Connect, Inc. (a)	20,404	243,420
Sterling Check Corp. (a)(b)	178,014	2,882,047
TaskUs, Inc. (a)	105,723	1,406,116
TransUnion	1,166,089	112,889,076
TriNet Group, Inc.	187,293	19,259,339
TrueBlue, Inc. (a)	196,210	1,563,794
Ttec Holdings, Inc.	133,094	680,110
UL Solutions, Inc. Class A	232,800	12,696,912
Upwork, Inc. (a)	739,129	7,125,204
Verra Mobility Corp. Class A (a)	998,364	27,564,830
Where Food Comes From, Inc. (a)(b)	14,863	160,520
Willdan Group, Inc. (a)	80,231	3,057,603
		1,139,113,302
Trading Companies & Distributors - 2.1%
Air Lease Corp. Class A	620,273	28,700,032
Alta Equipment Group, Inc.	141,312	952,443
Applied Industrial Technologies, Inc.	232,747	47,741,065
Beacon Roofing Supply, Inc. (a)	383,694	34,762,676
BlueLinx Corp. (a)	51,578	5,190,810
Boise Cascade Co.	237,098	32,155,231
Core & Main, Inc. Class A (a)	1,029,150	49,430,075
Custom Truck One Source, Inc. Class A (a)(b)	354,012	1,451,449
Distribution Solutions Group I (a)	63,750	2,372,775
DNOW, Inc. (a)	647,057	8,424,682
DXP Enterprises, Inc. (a)	78,193	4,300,615
EVI Industries, Inc.	33,389	551,920
Ferguson Enterprises, Inc.	1,213,997	249,731,323
FTAI Aviation Ltd.	602,474	77,002,202
GATX Corp.	215,442	30,398,866
Global Industrial Co.	77,626	2,600,471
GMS, Inc. (a)	242,718	21,065,495
H&E Equipment Services, Inc.	192,450	9,266,468
Herc Holdings, Inc.	169,643	24,830,646
Hudson Technologies, Inc. (a)	235,719	1,937,610
iPower, Inc. (a)(b)	78,745	101,581
Karat Packaging, Inc.	32,337	819,420
McGrath RentCorp.	147,211	15,920,870
MRC Global, Inc. (a)	513,539	6,758,173
MSC Industrial Direct Co., Inc. Class A	273,291	22,475,452
Rush Enterprises, Inc.:
Class A	406,435	21,419,125
Class B	6,415	301,762
SiteOne Landscape Supply, Inc. (a)	271,545	38,521,374
Titan Machinery, Inc. (a)	120,965	1,827,781
Transcat, Inc. (a)	54,361	6,711,409
Watsco, Inc.	192,205	91,378,101
WESCO International, Inc.	261,879	43,309,549
Willis Lease Finance Corp.	15,384	1,664,395
Xometry, Inc. Class A (a)(b)	248,296	4,876,533
		888,952,379
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd. (a)(b)	21,412	134,896
Sky Harbour Group Corp. Class A (a)(b)	67,265	830,723
		965,619
TOTAL INDUSTRIALS		7,486,852,931
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.4%
Actelis Networks, Inc. (a)(b)	14,882	25,597
ADTRAN Holdings, Inc.	430,003	2,399,417
Applied Optoelectronics, Inc. (a)(b)	226,857	2,574,827
Aviat Networks, Inc. (a)	75,601	2,075,247
BK Technologies Corp. (a)	12,508	280,805
Calix, Inc. (a)	346,869	12,917,402
Cambium Networks Corp. (a)(b)	67,504	116,782
Ciena Corp. (a)	871,298	50,230,330
Clearfield, Inc. (a)(b)	73,147	2,728,383
ClearOne, Inc.	59,412	34,055
CommScope Holding Co., Inc. (a)	1,267,555	4,892,762
Comtech Telecommunications Corp. (a)	31,346	99,053
Digi International, Inc. (a)	221,445	6,523,770
EMCORE Corp. (a)(b)	46,804	49,612
Extreme Networks, Inc. (a)	784,496	12,355,812
Franklin Wireless Corp. (a)	43,061	179,564
Genasys, Inc. (a)	253,445	790,748
Harmonic, Inc. (a)	701,348	10,134,479
Infinera Corp. (a)(b)	1,244,657	7,828,893
Inseego Corp. (a)(b)	56,689	827,093
KVH Industries, Inc. (a)	88,311	392,101
Lantronix, Inc. (a)	181,584	651,887
Lumentum Holdings, Inc. (a)	404,523	23,304,570
NETGEAR, Inc. (a)	176,860	2,870,438
NetScout Systems, Inc. (a)	428,734	9,209,206
Network-1 Security Solutions, Inc.	71,310	115,790
Ondas Holdings, Inc. (a)(b)	325,811	284,107
Optical Cable Corp. (a)	31,655	87,368
Ribbon Communications, Inc. (a)	533,529	1,819,334
Ubiquiti, Inc.	25,941	5,020,102
ViaSat, Inc. (a)(b)	454,500	7,135,650
Viavi Solutions, Inc. (a)	1,348,709	11,612,384
Vislink Technologies, Inc. (a)(b)	12,594	84,506
		179,652,074
Electronic Equipment, Instruments & Components - 1.9%
908 Devices, Inc. (a)(b)	152,945	604,133
Advanced Energy Industries, Inc.	225,477	23,920,855
Aeva Technologies, Inc. (a)(b)	115,390	380,787
AEye, Inc. Class A (a)(b)	24,145	30,181
Airgain, Inc. (a)	53,355	409,766
Akoustis Technologies, Inc. (a)(b)	568,851	45,963
Alpine 4 Holdings, Inc. Class A, (a)(b)	113,878	44,640
AmpliTech Group, Inc. (a)	38,637	32,455
Arlo Technologies, Inc. (a)	588,779	6,912,265
Arrow Electronics, Inc. (a)	318,382	43,007,041
Astrotech Corp. (a)	7,682	86,576
Avnet, Inc.	540,836	29,843,330
Badger Meter, Inc.	176,708	36,567,954
Bel Fuse, Inc.:
Class A (b)	5,070	436,831
Class B (non-vtg.)	65,709	4,457,041
Belden, Inc.	243,515	26,124,289
Benchmark Electronics, Inc.	218,736	9,298,467
Cemtrex, Inc. (a)(b)	51,730	7,553
Cepton, Inc. (a)(b)	31,188	95,435
Climb Global Solutions, Inc.	22,892	2,174,282
Coda Octopus Group, Inc. (a)	33,862	240,759
Cognex Corp.	1,028,603	41,534,989
Coherent Corp. (a)	798,131	62,214,311
CPS Technologies Corp. (a)	59,819	83,448
Crane NXT Co.	291,174	17,106,473
CTS Corp.	185,252	9,123,661
Daktronics, Inc. (a)	243,659	3,520,873
Data I/O Corp. (a)	45,328	113,320
Digital Ally, Inc. (a)(b)	14,710	16,181
Electro-Sensors, Inc. (a)	10,117	38,950
ePlus, Inc. (a)	159,827	15,336,999
Evolv Technologies Holdings, Inc. (a)(b)	502,136	1,978,416
Fabrinet (a)	216,726	52,805,290
FARO Technologies, Inc. (a)	113,902	2,050,236
Focus Universal, Inc. (a)(b)	137,742	37,039
Frequency Electronics, Inc.	41,243	581,526
Identiv, Inc. (a)	129,276	433,075
Insight Enterprises, Inc. (a)	166,258	36,089,624
Interlink Electronics, Inc.	16,532	62,987
IPG Photonics Corp. (a)	173,736	11,878,330
Iteris, Inc. (a)	287,357	2,025,867
Itron, Inc. (a)	276,829	28,297,460
KEY Tronic Corp. (a)	51,635	234,939
Kimball Electronics, Inc. (a)	150,376	2,774,437
Knowles Corp. (a)	537,532	9,917,465
LGL Group, Inc. (a)	18,513	110,337
LGL Group, Inc. warrants 11/16/25 (a)	6,067	1,941
LightPath Technologies, Inc. Class A (a)	192,270	249,951
Lightwave Logic, Inc. (a)(b)	738,651	2,179,020
Littelfuse, Inc.	148,844	40,515,337
Luna Innovations, Inc. (a)(b)	205,532	489,166
M-Tron Industries, Inc. (a)(b)	12,099	453,833
Methode Electronics, Inc.	221,803	2,311,187
MicroVision, Inc. (a)(b)	1,222,450	1,159,127
Mirion Technologies, Inc. Class A (a)	1,103,042	11,956,975
MultiSensor AI Holdings, Inc. (a)(b)	33,957	75,724
Napco Security Technologies, Inc.	177,172	8,217,237
Neonode, Inc. (a)(b)	68,489	496,545
nLIGHT, Inc. (a)	289,458	3,456,129
Nortech Systems, Inc. (a)	5,385	66,343
Novanta, Inc. (a)	215,305	39,461,100
OSI Systems, Inc. (a)	94,361	14,141,883
Ouster, Inc. Class A (a)(b)	229,761	1,629,005
Par Technology Corp. (a)(b)	205,565	11,098,454
PC Connection, Inc.	67,401	4,925,665
Plexus Corp. (a)	164,634	21,091,262
Powerfleet, Inc. (a)	547,201	2,730,533
Red Cat Holdings, Inc. (a)(b)	312,853	972,973
Research Frontiers, Inc. (a)	170,947	369,246
RF Industries Ltd. (a)	45,668	170,798
Richardson Electronics Ltd.	67,969	805,433
Rogers Corp. (a)	101,538	10,890,966
Sanmina Corp. (a)	332,138	23,043,734
ScanSource, Inc. (a)	147,256	7,501,221
Sigmatron International, Inc. (a)	30,356	87,729
Smartrent, Inc. (a)(b)	1,058,443	1,799,353
Sobr Safe, Inc. (a)(b)	138,821	14,812
Sono-Tek Corp. (a)	65,076	270,065
Strong Global Entertainment, Inc. (a)(b)	9,816	15,411
Syntec Optics Holdings, Inc. Class A (a)(b)	36,088	51,606
Taitron Components, Inc. Class A (sub. vtg.)	23,142	67,112
TD SYNNEX Corp.	466,253	56,612,439
TTM Technologies, Inc. (a)	611,336	11,890,485
Universal Security Instruments, Inc. (a)(b)	15,793	18,636
Unusual Machines, Inc.	9,215	15,020
VerifyMe, Inc. (a)	48,882	66,480
Vishay Intertechnology, Inc.	753,764	15,188,345
Vishay Precision Group, Inc. (a)	77,041	2,127,102
Vontier Corp.	927,475	32,489,449
Vuzix Corp. (a)(b)	360,821	311,389
Wrap Technologies, Inc. (a)(b)	173,470	294,899
		814,867,956
IT Services - 1.9%
Applied Digital Corp. (a)(b)	480,768	1,754,803
ASGN, Inc. (a)	276,785	26,615,646
Backblaze, Inc. Class A (a)	222,580	1,359,964
BigBear.ai Holdings, Inc. (a)(b)	298,384	474,431
BigCommerce Holdings, Inc. (a)(b)	415,246	2,433,342
Brand Engagement Network, Inc. Class A (a)(b)	55,484	64,916
Brightcove, Inc. (a)	268,816	599,460
Castellum, Inc. (a)(b)	143,545	23,800
Ciso Global, Inc. (a)(b)	33,078	17,303
Cloudflare, Inc. Class A (a)	1,808,402	148,542,140
Core Scientific, Inc.	951,296	9,817,375
Couchbase, Inc. (a)	193,327	3,793,076
Crexendo, Inc. (a)	64,991	335,354
CSP, Inc. (b)	39,024	542,434
Data Storage Corp. (a)(b)	29,707	122,096
Digitalocean Holdings, Inc. (a)	324,346	12,140,271
DXC Technology Co. (a)	1,074,825	22,216,633
Edgio, Inc. (a)(b)	23,400	179,946
Fastly, Inc. Class A (a)	758,538	4,566,399
Firefly Neuroscience, Inc. (a)	2,579	10,110
Grid Dynamics Holdings, Inc. (a)	339,259	4,722,485
Hackett Group, Inc.	154,432	4,092,448
Information Services Group, Inc.	179,569	628,492
Kyndryl Holdings, Inc. (a)	1,383,861	32,783,667
MongoDB, Inc. Class A (a)	439,858	127,906,308
Okta, Inc. Class A (a)	960,146	75,592,295
Perficient, Inc. (a)	211,494	15,898,004
Rackspace Technology, Inc. (a)	408,562	939,693
Research Solutions, Inc. (a)	120,441	334,826
Snowflake, Inc. Class A (a)	2,006,158	229,163,428
Squarespace, Inc. Class A (a)	311,879	14,184,257
The Glimpse Group, Inc. (a)	69,659	64,790
Thoughtworks Holding, Inc. (a)	569,778	2,478,534
Tucows, Inc. (a)(b)	60,029	1,285,221
Twilio, Inc. Class A (a)	1,023,408	64,229,086
Unisys Corp. (a)	412,651	2,281,960
WidePoint Corp. (a)(b)	52,457	191,468
Xti Aerospace, Inc. (a)(b)	60,002	12,654
		812,399,115
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research, Inc. Class A, (a)	288,394	5,202,628
AEHR Test Systems (a)(b)	162,691	2,474,530
Allegro MicroSystems LLC (a)	576,317	14,137,056
Alpha & Omega Semiconductor Ltd. (a)	138,211	5,778,602
Ambarella, Inc. (a)	232,035	13,852,490
Amkor Technology, Inc.	623,808	20,523,283
Amtech Systems, Inc. (a)	68,219	433,873
Ascent Solar Technologies, Inc. (a)(b)	1,552	4,858
Astera Labs, Inc.	120,586	5,192,433
Atomera, Inc. (a)(b)	160,256	431,089
Axcelis Technologies, Inc. (a)	194,946	21,313,446
AXT, Inc. (a)	243,027	644,022
CEVA, Inc. (a)	141,190	3,380,089
Cirrus Logic, Inc. (a)	324,239	47,238,380
Cohu, Inc. (a)	279,679	7,526,162
Credo Technology Group Holding Ltd. (a)	773,910	27,017,198
CVD Equipment Corp. (a)	30,811	114,001
Diodes, Inc. (a)	276,116	19,242,524
Entegris, Inc.	905,460	104,915,650
Everspin Technologies, Inc. (a)	106,772	594,720
FormFactor, Inc. (a)	464,269	22,642,399
GCT Semiconductor Holding, Inc. (b)	188,872	528,842
GSI Technology, Inc. (a)(b)	93,353	246,452
Ichor Holdings Ltd. (a)	200,706	6,221,886
Impinj, Inc. (a)	140,028	23,538,707
indie Semiconductor, Inc. (a)(b)	845,948	3,510,684
Intest Corp. (a)(b)	69,393	496,854
Kopin Corp. (a)	619,827	599,497
Kulicke & Soffa Industries, Inc.	331,619	14,528,228
Lattice Semiconductor Corp. (a)	824,344	39,040,932
MACOM Technology Solutions Holdings, Inc. (a)	329,319	35,971,514
Marvell Technology, Inc.	5,196,766	396,201,399
MaxLinear, Inc. Class A (a)	449,679	6,826,127
MKS Instruments, Inc.	379,009	45,189,243
Mobix Labs, Inc. (a)(b)	107,737	127,130
Navitas Semiconductor Corp. Class A (a)(b)	798,958	2,412,853
NVE Corp.	30,043	2,516,101
Onto Innovation, Inc. (a)	296,059	63,125,700
PDF Solutions, Inc. (a)	183,520	5,790,056
Peraso, Inc. (a)(b)	12,459	16,944
Photronics, Inc. (a)	379,361	9,810,275
Pixelworks, Inc. (a)	300,512	207,834
Power Integrations, Inc.	341,739	22,930,687
QuickLogic Corp. (a)(b)	85,972	722,165
Rambus, Inc. (a)	646,168	28,896,633
Rigetti Computing, Inc. Class A (a)(b)	731,950	670,759
Semtech Corp. (a)	388,296	17,015,131
Silicon Laboratories, Inc. (a)	191,746	22,696,974
SiTime Corp. (a)	105,866	15,314,576
SkyWater Technology, Inc. (a)	115,740	1,038,188
SMART Global Holdings, Inc. (a)	313,932	6,504,671
SolarEdge Technologies, Inc. (a)(b)	346,363	8,427,012
SPI Energy Co. Ltd. (a)	125,238	41,955
Synaptics, Inc. (a)	236,053	19,219,435
Trio-Tech International (a)	14,435	84,300
Ultra Clean Holdings, Inc. (a)	269,158	10,147,257
Universal Display Corp.	262,447	50,841,233
Veeco Instruments, Inc. (a)	339,410	12,045,661
WiSA Technologies, Inc. (a)(b)	27,645	34,833
Wolfspeed, Inc. (a)(b)	759,660	7,406,685
		1,203,604,846
Software - 8.9%
8x8, Inc. (a)	737,124	1,385,793
A10 Networks, Inc.	429,333	5,911,915
ACI Worldwide, Inc. (a)	634,474	31,952,111
Adeia, Inc.	656,113	8,267,024
Agilysys, Inc. (a)	121,477	13,739,049
Airship AI Holdings, Inc. Class A (a)(b)	63,815	198,465
Alarm.com Holdings, Inc. (a)	300,054	17,865,215
Alkami Technology, Inc. (a)	277,769	9,260,818
Altair Engineering, Inc. Class A (a)(b)	341,339	30,843,392
American Software, Inc. Class A	185,995	2,140,802
Amplitude, Inc. Class A, (a)	462,949	4,078,581
AppFolio, Inc. Class A, (a)	125,831	29,191,534
Appian Corp. Class A (a)(b)	244,996	7,947,670
AppLovin Corp. Class A, (a)	1,085,106	100,773,794
Arteris, Inc. (a)	129,792	1,113,615
Asana, Inc. (a)(b)	511,635	7,193,588
Aspen Technology, Inc. (a)	167,377	39,189,651
Atlassian Corp. PLC Class A, (a)	956,170	158,341,752
Auddia, Inc. (a)(b)	15,473	13,404
AudioEye, Inc. (a)(b)	39,908	966,173
Aurora Innovation, Inc. Class A, (a)(b)	5,628,595	26,285,539
Authid, Inc. (a)(b)	43,648	370,135
AvePoint, Inc. (a)	578,263	6,678,938
Aware, Inc. (a)	84,880	182,492
Banzai International, Inc. Class A (a)(b)	55,424	4,689
Bentley Systems, Inc. Class B	1,403,008	72,212,822
Bill Holdings, Inc. (a)	580,648	31,680,155
Bio-Key International, Inc. (a)(b)	10,702	14,234
Blackbaud, Inc. (a)	241,840	20,217,824
Blackboxstocks, Inc. (a)(b)	9,793	19,586
BlackLine, Inc. (a)	307,575	15,240,341
Blend Labs, Inc. (a)	1,016,572	3,730,819
Box, Inc. Class A (a)	864,483	28,182,146
Braze, Inc. (a)	343,779	15,394,424
Bridgeline Digital, Inc. (a)(b)	48,125	46,681
BTCS, Inc. (a)	63,723	74,556
BTCS, Inc. Series V (a)(c)	38,570	0
C3.ai, Inc. (a)(b)	584,569	13,643,840
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,988,992	21,441,334
Cerence, Inc. (a)(b)	300,797	992,630
Cipher Mining, Inc. (a)(b)	574,324	2,015,877
Cleanspark, Inc. (a)(b)	1,366,905	14,612,214
Clear Secure, Inc.	526,006	15,985,322
Clearwater Analytics Holdings, Inc. Class A (a)	950,302	23,548,484
CommVault Systems, Inc. (a)	260,725	40,516,665
Confluent, Inc. Class A (a)	1,468,403	31,159,512
Consensus Cloud Solutions, Inc. (a)	106,524	2,566,163
CoreCard Corp. (a)(b)	35,819	520,808
CS Disco, Inc. (a)	119,446	660,536
CXApp, Inc. Class A (a)(b)	55,707	116,428
Cyngn, Inc. (b)	9,322	34,491
D-Wave Quantum, Inc. (a)(b)	512,464	517,589
Daily Journal Corp. (a)	5,745	2,855,897
Datadog, Inc. Class A (a)	1,851,700	215,278,642
DatChat, Inc. (a)(b)	18,810	23,701
Dave, Inc. (a)(b)	37,798	1,421,205
Digimarc Corp. (a)(b)	89,337	2,563,079
Digital Turbine, Inc. (a)	615,216	1,980,996
DocuSign, Inc. (a)	1,229,376	72,791,353
Dolby Laboratories, Inc. Class A	357,391	25,503,422
Domo, Inc. Class B (a)	196,089	1,464,785
DoubleVerify Holdings, Inc. (a)	848,658	16,718,563
Dropbox, Inc. Class A (a)	1,441,407	36,236,972
Duos Technologies Group, Inc. (a)(b)	29,653	69,091
Dynatrace, Inc. (a)	1,442,172	73,002,747
E2open Parent Holdings, Inc. (a)(b)	1,055,417	4,728,268
eGain Communications Corp. (a)	119,962	860,128
Elastic NV (a)	495,549	37,755,878
Enfusion, Inc. Class A (a)	244,577	2,027,543
Envestnet, Inc. (a)	299,980	18,823,745
EverCommerce, Inc. (a)(b)	119,673	1,281,698
Expensify, Inc. (a)	263,257	610,756
Five9, Inc. (a)	445,017	14,351,798
Foxo Technologies, Inc. Class A (a)(b)	35,957	5,570
Freshworks, Inc. Class A (a)	1,104,754	12,903,527
GitLab, Inc. Class A (a)	651,311	30,872,141
Greenidge Generation Holdings, Inc. (a)(b)	39,228	74,533
Griid Infrastructure, Inc. (a)(b)	118,758	103,319
GSE Systems, Inc. (a)	15,314	61,715
Guidewire Software, Inc. (a)	500,642	74,480,510
HashiCorp, Inc. Class A (a)	866,913	29,423,027
HubSpot, Inc. (a)	305,883	152,657,029
Hut 8 Mining Corp. (a)(b)	269,656	2,726,222
Ilearningengines Holdings, Inc. Class A (a)(b)	354,281	492,451
Informatica, Inc. Class A (a)	246,304	6,135,433
Instructure Holdings, Inc. (a)(b)	115,078	2,696,278
Intapp, Inc. (a)	243,611	11,254,828
Intellicheck, Inc. (a)	107,352	247,983
Intellinetics, Inc. (a)(b)	16,885	168,006
InterDigital, Inc. (b)	151,234	20,954,983
Intrusion, Inc. (a)(b)	25,944	31,911
Inuvo, Inc. (a)	660,082	189,774
Issuer Direct Corp. (a)	14,684	177,089
Iveda Solutions, Inc. (a)(b)	89,388	37,454
Jamf Holding Corp. (a)	356,184	6,589,404
Kaltura, Inc. (a)	414,401	563,585
Klaviyo, Inc. Class A (b)	343,774	10,815,130
LivePerson, Inc. (a)	626,394	770,465
Liveramp Holdings, Inc. (a)	400,066	10,369,711
LM Funding America, Inc. (a)(b)	14,409	41,210
Manhattan Associates, Inc. (a)	369,224	97,633,902
Marathon Digital Holdings, Inc. (a)(b)	1,636,503	27,329,600
Marin Software, Inc. (a)(b)	19,084	47,519
Matterport, Inc. Class A (a)	1,467,883	6,649,510
Mawson Infrastructure Group, Inc. (a)(b)	82,070	106,691
MeridianLink, Inc. (a)	119,210	2,721,564
MicroStrategy, Inc. Class A (a)(b)	947,456	125,462,124
Mitek Systems, Inc. (a)(b)	281,307	2,621,781
N-able, Inc. (a)	430,311	5,533,799
nCino, Inc. (a)	371,621	11,133,765
NCR Voyix Corp. (a)	831,752	11,220,334
NetSol Technologies, Inc. (a)	48,663	131,390
Nextnav, Inc. Class A (a)(b)	333,968	2,561,535
Nexttrip, Inc. (a)(b)	4,443	11,730
Nukkleus (a)(b)	22,925	6,534
Nutanix, Inc. Class A (a)	1,468,167	92,773,473
Oblong, Inc. (a)(b)	2,613	9,276
Olo, Inc. Class A (a)	617,594	3,242,369
ON24, Inc. (a)	233,709	1,507,423
Onespan, Inc. (a)	204,205	3,291,785
Ooma, Inc. (a)	147,740	1,536,496
Pagerduty, Inc. (a)(b)	580,423	11,480,767
Palantir Technologies, Inc. Class A (a)	11,897,846	374,544,192
Pegasystems, Inc.	260,558	18,468,351
Phunware, Inc. (a)(b)	50,677	172,809
Porch Group, Inc. (a)(b)	473,040	681,178
PowerSchool Holdings, Inc. Class A (a)(b)	346,972	7,879,734
Prairie Operating Co. (a)	36,991	322,562
Procore Technologies, Inc. (a)	544,075	32,247,325
Progress Software Corp.	258,743	15,045,905
PROS Holdings, Inc. (a)(b)	274,245	5,520,552
Q2 Holdings, Inc. (a)	360,403	26,745,507
Qualys, Inc. (a)	221,450	27,718,897
Quantum Computing, Inc. (a)(b)	381,708	246,851
QXO, Inc. (A Shares)	2,302	31,791
Rapid7, Inc. (a)	375,322	14,190,925
reAlpha Tech Corp. (a)(b)	31,341	40,116
Red Violet, Inc. (a)(b)	67,624	1,954,334
Rekor Systems, Inc. (a)(b)	533,841	667,301
Repositrak, Inc.	73,061	1,421,036
Rimini Street, Inc. (a)	299,121	526,453
RingCentral, Inc. Class A (a)	493,632	16,452,755
Riot Platforms, Inc. (a)(b)	1,626,330	12,246,265
Rubrik, Inc. Class A (b)	146,183	5,090,092
Samsara, Inc. Class A (a)	1,146,524	47,087,741
SecureWorks Corp. (a)	82,003	683,905
Semrush Holdings, Inc. Class A (a)	183,305	2,518,611
SentinelOne, Inc. Class A (a)	1,712,769	40,352,838
Signing Day Sports, Inc. (b)	41,609	6,221
Silvaco Group, Inc. (b)	35,348	546,127
Smartsheet, Inc. Class A (a)	825,857	40,301,822
Smith Micro Software, Inc. (a)(b)	51,726	31,972
SolarWinds, Inc.	308,781	3,949,309
Soluna Holdings, Inc. (a)(b)	20,375	80,685
SoundHound AI, Inc. (a)(b)	1,783,258	8,720,132
SoundThinking, Inc. (a)	55,957	788,994
Sprinklr, Inc. (a)(b)	719,920	6,457,682
Sprout Social, Inc. (a)(b)	301,165	9,366,232
SPS Commerce, Inc. (a)	222,073	44,356,861
Stronghold Digital Mining, Inc. Class A (a)(b)	65,217	314,346
Synchronoss Technologies, Inc. (a)	56,086	830,634
T Stamp, Inc. Class A (a)(b)	44,948	14,487
Telos Corp. (a)	308,423	1,125,744
Tenable Holdings, Inc. (a)	714,460	29,492,909
Teradata Corp. (a)	576,966	16,293,520
TeraWulf, Inc. (a)(b)	1,327,374	5,787,351
UiPath, Inc. Class A (a)	2,452,543	31,588,754
Unity Software, Inc. (a)(b)	1,482,451	24,267,723
Upland Software, Inc. (a)	149,635	330,693
Urgent.ly, Inc. (b)	56,125	52,735
Varonis Systems, Inc. (a)	668,816	37,854,986
Verb Technology Co., Inc. (a)(b)	616,146	44,547
Verint Systems, Inc. (a)	375,535	11,848,129
Veritone, Inc. (a)(b)	195,414	605,783
Vertex, Inc. Class A (a)	293,068	11,338,801
Viant Technology, Inc. (a)	97,303	1,082,982
VirnetX Holding Corp. (a)(b)	17,526	127,064
Vocodia Holdings Corp. (a)(b)	100,287	4,513
Weave Communications, Inc. (a)	180,509	2,036,142
Workday, Inc. Class A (a)	1,273,826	335,258,265
Workiva, Inc. Class A (a)	290,541	22,711,590
Xperi, Inc. (a)	285,856	2,521,250
Yext, Inc. (a)	640,912	3,262,242
Zapata Computing Holdings, Inc. (a)(b)	124,624	62,611
Zeta Global Holdings Corp. (a)	933,272	24,647,714
Zoom Video Communications, Inc. Class A (a)	1,563,003	107,972,247
Zscaler, Inc. (a)	539,739	107,937,005
Zuora, Inc. (a)	835,349	7,342,718
		3,725,470,090
Technology Hardware, Storage & Peripherals - 0.8%
Astro-Med, Inc. (a)	36,887	549,247
Boxlight Corp. (a)(b)	49,240	21,424
CompoSecure, Inc. (b)	149,447	1,753,013
Corsair Gaming, Inc. (a)	266,075	1,854,543
CPI Card Group (a)	23,780	681,059
Dell Technologies, Inc. Class C	1,600,751	184,950,771
Diebold Nixdorf, Inc.	226,068	10,132,368
Eastman Kodak Co. (a)(b)	438,183	2,313,606
Immersion Corp.	180,232	1,694,181
Intevac, Inc. (a)	149,463	530,594
IonQ, Inc. (a)(b)	1,079,912	8,012,947
Movano, Inc. (a)	491,465	153,337
One Stop Systems, Inc. (a)	100,268	250,670
Pure Storage, Inc. Class A (a)	1,833,028	94,016,006
Quantum Corp. (a)(b)	27,267	83,982
Socket Mobile, Inc. (a)(b)	25,343	29,905
Sonim Technologies, Inc. (a)(b)	14,489	37,382
Transact Technologies, Inc. (a)	54,550	231,292
Turtle Beach Corp. (a)	102,699	1,604,158
Xerox Holdings Corp.	692,274	7,843,464
		316,743,949
TOTAL INFORMATION TECHNOLOGY		7,052,738,030
MATERIALS - 5.1%
Chemicals - 1.6%
AdvanSix, Inc.	162,863	4,814,230
Alto Ingredients, Inc. (a)	395,779	546,175
American Vanguard Corp.	157,510	904,107
Arcadium Lithium PLC (b)	6,226,436	16,873,642
Arq, Inc. (a)(b)	167,341	1,141,266
Ashland, Inc.	301,085	26,947,108
ASP Isotopes, Inc. (a)(b)	178,822	423,808
Aspen Aerogels, Inc. (a)(b)	343,287	9,848,904
Avient Corp.	549,263	26,985,291
Axalta Coating Systems Ltd. (a)	1,318,756	48,134,594
Balchem Corp.	194,384	34,411,800
Cabot Corp.	331,244	34,817,057
Core Molding Technologies, Inc. (a)	45,177	806,409
Crown ElectroKinetics Corp. (a)(b)	7,334	10,341
Danimer Scientific, Inc. (a)(b)	587,005	220,362
Danimer Scientific, Inc. warrants 7/15/25 (a)	165,168	15,212
Ecovyst, Inc. (a)	615,089	4,416,339
Element Solutions, Inc.	1,334,411	35,682,150
Flotek Industries, Inc. (a)(b)	99,798	423,144
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	192,980	1,291,036
H.B. Fuller Co.	326,051	27,929,529
Hawkins, Inc.	114,625	14,519,549
Huntsman Corp.	971,767	21,427,462
Ingevity Corp. (a)	202,314	7,997,472
Innospec, Inc.	150,722	17,372,218
Intrepid Potash, Inc. (a)	56,660	1,398,369
Koppers Holdings, Inc.	126,896	5,022,544
Kronos Worldwide, Inc.	128,694	1,487,703
Loop Industries, Inc. (a)	131,032	216,203
LSB Industries, Inc. (a)	316,304	2,508,291
Mativ, Inc.	325,154	6,164,920
Minerals Technologies, Inc.	194,401	14,988,317
N2Off, Inc. (a)(b)	16,916	6,196
NewMarket Corp.	41,415	23,762,685
Northern Technologies International Corp.	47,587	625,293
Novusterra, Inc. (a)(b)(c)	24,632	0
Olin Corp.	715,408	31,241,867
Origin Materials, Inc. Class A (a)(b)	738,767	1,167,252
Orion SA	347,029	6,472,091
Perimeter Solutions SA (a)	834,610	9,773,283
PureCycle Technologies, Inc. (a)(b)	814,218	4,966,730
Quaker Chemical Corp.	83,734	14,173,654
Rayonier Advanced Materials, Inc. (a)	405,487	3,235,786
RPM International, Inc.	772,106	89,757,323
Sensient Technologies Corp.	255,050	19,853,092
Stepan Co.	129,828	10,078,548
The Chemours Co. LLC	896,453	17,427,046
The Scotts Miracle-Gro Co.	252,235	17,903,640
Trinseo PLC	179,110	779,129
Tronox Holdings PLC	704,396	9,812,236
Valhi, Inc.	13,428	392,232
Westlake Corp.	192,161	27,947,896
		659,121,531
Construction Materials - 1.2%
CRH PLC	4,122,168	374,169,189
Eagle Materials, Inc.	206,472	53,218,158
Knife River Holding Co. (a)	339,813	26,801,051
Smith-Midland Corp. (a)(b)	26,076	905,098
Summit Materials, Inc. Class A (a)	729,221	29,533,451
United States Lime & Minerals, Inc.	62,559	5,112,947
		489,739,894
Containers & Packaging - 0.8%
Aptargroup, Inc.	396,688	60,768,635
Berry Global Group, Inc.	683,802	47,086,606
Crown Holdings, Inc.	714,348	64,584,203
Graphic Packaging Holding Co.	1,842,067	55,133,065
Greif, Inc.:
Class A	155,743	9,737,052
Class B	31,562	2,127,279
Myers Industries, Inc.	226,097	3,457,023
O-I Glass, Inc. (a)	945,858	12,002,938
Pactiv Evergreen, Inc.	232,141	2,739,264
Ranpak Holdings Corp. (A Shares) (a)	236,634	1,677,735
Sealed Air Corp.	872,669	30,499,782
Silgan Holdings, Inc.	486,709	25,440,279
Sonoco Products Co.	589,688	33,358,650
TriMas Corp.	244,795	6,244,720
		354,857,231
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	265,657	190,981
Adamas One Corp. (a)	102,977	41,479
Alcoa Corp.	1,479,006	47,476,093
Alpha Metallurgical Resources	69,346	16,584,096
American Battery Technology Co. (a)(b)	349,088	385,742
Ampco-Pittsburgh Corp. (a)(b)	84,468	171,470
Arch Resources, Inc. Class A,	109,008	14,871,961
Ascent Industries Co. (a)	47,634	491,107
ATI, Inc. (a)	748,977	47,844,651
Carpenter Technology Corp.	298,924	43,275,227
Century Aluminum Co. (a)	308,769	4,433,923
Cleveland-Cliffs, Inc. (a)	2,849,948	37,220,321
Coeur d'Alene Mines Corp. (a)	2,399,423	14,732,457
Commercial Metals Co.	694,485	37,217,451
Compass Minerals International, Inc. (b)	187,781	1,658,106
Contango ORE, Inc. (a)(b)	28,537	614,116
Dakota Gold Corp. (a)	376,374	873,188
Friedman Industries	36,490	549,175
Gatos Silver, Inc. (a)	281,079	3,535,974
Gold Resource Corp. (a)	510,131	192,472
Golden Minerals Co. (a)(b)	68,615	21,888
Haynes International, Inc.	77,410	4,655,437
Hecla Mining Co.	3,457,769	20,504,570
Hycroft Mining Holding Corp. (a)(b)	105,603	221,766
Idaho Strategic Resources, Inc. (a)	62,509	780,112
Inno Holdings, Inc.	15,733	7,269
Ivanhoe Electric, Inc. (a)(b)	506,502	3,575,904
Kaiser Aluminum Corp.	96,189	7,170,890
Materion Corp.	124,924	14,496,181
McEwen Mining, Inc. (a)	253,765	2,309,262
Metallus, Inc. (a)	233,645	3,799,068
MP Materials Corp. (a)(b)	810,299	10,452,857
Olympic Steel, Inc.	59,091	2,369,549
Paramount Gold Nevada Corp. (a)	285,475	118,729
Piedmont Lithium, Inc. (a)(b)	119,623	985,694
Radius Recycling, Inc. Class A	156,693	2,372,332
Ramaco Resources, Inc.:
Class A	189,902	2,314,905
Class B	80,584	913,017
Reliance, Inc.	344,626	98,787,043
Royal Gold, Inc.	395,971	55,503,255
Ryerson Holding Corp.	175,047	3,504,441
Solitario Exploration & Royalty Corp. (a)	384,227	316,987
SunCoke Energy, Inc.	501,819	4,496,298
Tredegar Corp. (a)	147,844	906,284
U.S. Gold Corp. (a)	56,667	313,935
U.S. GoldMining, Inc. (a)	10,476	57,094
United States Antimony Corp. (a)(b)	538,979	362,625
United States Steel Corp.	1,340,469	50,817,180
Universal Stainless & Alloy Products, Inc. (a)	50,950	2,146,014
Warrior Metropolitan Coal, Inc.	313,386	19,213,696
Worthington Steel, Inc.	182,635	6,465,279
		592,319,551
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	105,156	3,498,540
Glatfelter Corp. (a)	241,581	388,945
Louisiana-Pacific Corp.	381,955	37,068,733
Mercer International, Inc. (SBI)	275,942	1,655,652
Sylvamo Corp.	210,049	16,612,775
		59,224,645
TOTAL MATERIALS		2,155,262,852
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Acadia Realty Trust (SBI)	631,959	14,225,397
Agree Realty Corp.	607,263	44,336,272
Alexander & Baldwin, Inc.	446,741	8,841,004
Alexanders, Inc.	13,551	3,105,347
Alpine Income Property Trust, Inc.	83,136	1,582,909
American Assets Trust, Inc.	297,534	8,107,802
American Healthcare (REIT), Inc.	399,633	8,364,319
American Homes 4 Rent Class A	1,936,874	77,029,479
Americold Realty Trust	1,605,579	46,561,791
Apartment Investment & Management Co. Class A (a)	804,827	7,484,891
Apple Hospitality (REIT), Inc.	1,368,231	19,757,256
Armada Hoffler Properties, Inc. Class A,	414,882	5,107,197
Ashford Hospitality Trust, Inc. (a)	235,044	221,529
Bluerock Homes Trust, Inc.	22,698	352,500
Braemar Hotels & Resorts, Inc.	333,201	1,036,255
Brandywine Realty Trust (SBI)	1,069,570	5,593,851
Brixmor Property Group, Inc.	1,823,450	49,944,296
Broadstone Net Lease, Inc.	1,150,265	21,049,850
BRT Apartments Corp.	73,407	1,393,999
CareTrust (REIT), Inc.	858,482	25,651,442
CBL & Associates Properties, Inc.	151,492	3,999,389
Centerspace	90,360	6,758,928
Chatham Lodging Trust	314,830	2,694,945
City Office REIT, Inc.	255,223	1,500,711
Clipper Realty, Inc.	80,322	395,184
Community Healthcare Trust, Inc.	153,849	2,881,592
COPT Defense Properties (SBI)	678,707	20,218,682
Cousins Properties, Inc.	920,145	26,233,334
Creative Media & Community Trust Corp.	85,332	170,664
CTO Realty Growth, Inc.	127,709	2,429,025
CubeSmart	1,356,963	70,331,392
DiamondRock Hospitality Co.	1,285,220	11,297,084
Diversified Healthcare Trust (SBI)	1,306,777	4,547,584
Douglas Emmett, Inc. (b)	1,017,345	16,277,520
Easterly Government Properties, Inc.	649,586	8,522,568
EastGroup Properties, Inc.	290,364	54,123,850
Elme Communities (SBI)	533,546	9,422,422
Empire State Realty Trust, Inc.	819,342	8,840,700
EPR Properties	458,817	21,780,043
Equity Commonwealth (a)	644,550	13,065,029
Equity Lifestyle Properties, Inc.	1,122,144	81,591,090
Essential Properties Realty Trust, Inc.	1,066,406	34,029,015
Farmland Partners, Inc.	270,080	2,765,619
First Industrial Realty Trust, Inc.	798,312	45,288,240
Four Corners Property Trust, Inc.	563,779	15,983,135
Franklin Street Properties Corp.	586,194	1,066,873
Gaming & Leisure Properties	1,637,843	85,200,593
Generation Income Properties, Inc. (b)	31,259	75,959
Getty Realty Corp. (b)	300,642	9,554,403
Gladstone Commercial Corp.	244,796	3,742,931
Gladstone Land Corp.	214,357	2,908,824
Global Medical REIT, Inc.	390,853	3,638,841
Global Net Lease, Inc.	1,202,397	10,364,662
Global Self Storage, Inc.	87,958	455,622
Healthcare Realty Trust, Inc.	2,281,719	40,614,598
Highwoods Properties, Inc. (SBI)	641,595	20,672,191
Hudson Pacific Properties, Inc.	773,212	3,982,042
Independence Realty Trust, Inc.	1,353,426	28,124,192
Industrial Logistics Properties Trust	358,695	1,775,540
InnSuites Hospitality Trust	18,517	36,478
InvenTrust Properties Corp.	417,642	12,395,615
JBG SMITH Properties	514,580	8,953,692
Kilroy Realty Corp.	647,227	23,474,923
Kite Realty Group Trust	1,325,190	34,560,955
Lamar Advertising Co. Class A	529,893	66,649,942
Lineage, Inc.	343,395	28,810,841
LTC Properties, Inc.	268,082	9,846,652
LXP Industrial Trust (REIT)	1,790,711	18,551,766
Medalist Diversified (REIT), Inc.	6,565	82,063
Medical Properties Trust, Inc. (b)	3,632,067	16,344,302
Modiv Industrial, Inc.	46,639	776,073
National Health Investors, Inc.	265,825	21,646,130
National Storage Affiliates Trust	419,642	19,614,067
Net Lease Office Properties (b)	89,624	2,716,503
NETSTREIT Corp.	454,416	7,584,203
NexPoint Diversified Real Estate Trust	218,712	1,290,401
NexPoint Residential Trust, Inc.	141,614	6,698,342
NNN (REIT), Inc.	1,112,338	52,268,763
Office Properties Income Trust	256,205	563,651
Omega Healthcare Investors, Inc.	1,489,054	58,877,195
One Liberty Properties, Inc.	106,123	2,838,790
Orion Office (REIT), Inc.	366,551	1,502,859
Outfront Media, Inc.	878,736	14,982,449
Paramount Group, Inc.	1,018,136	5,141,587
Park Hotels & Resorts, Inc.	1,273,501	19,459,095
Peakstone Realty Trust	225,757	3,011,598
Pebblebrook Hotel Trust	741,902	9,867,297
Phillips Edison & Co., Inc.	741,483	27,405,212
Piedmont Office Realty Trust, Inc. Class A	753,276	7,351,974
Plymouth Industrial REIT, Inc.	231,427	5,540,362
Postal Realty Trust, Inc. Class A	139,765	2,025,195
PotlatchDeltic Corp.	482,257	20,958,889
Presidio Property Trust, Inc. Class A	79,665	52,579
Rayonier, Inc.	826,623	25,468,255
Retail Opportunity Investments Corp.	777,570	11,889,045
Rexford Industrial Realty, Inc.	1,308,083	66,607,586
RLJ Lodging Trust	949,632	9,021,504
Ryman Hospitality Properties, Inc.	361,966	37,629,985
Sabra Health Care REIT, Inc.	1,411,807	24,057,191
Safehold, Inc.	275,205	6,896,637
Saul Centers, Inc.	83,469	3,407,205
Service Properties Trust	1,029,899	4,830,226
SITE Centers Corp.	278,491	16,806,932
SL Green Realty Corp.	390,076	25,994,665
Sotherly Hotels, Inc. (a)	109,075	135,253
STAG Industrial, Inc.	1,103,043	44,761,485
Strawberry Fields (REIT), Inc. (b)	15,088	178,793
Summit Hotel Properties, Inc.	678,386	4,606,241
Sun Communities, Inc.	749,140	101,313,694
Sunstone Hotel Investors, Inc.	1,246,666	13,002,726
Tanger, Inc.	661,282	20,129,424
Terreno Realty Corp.	588,144	40,605,462
The Macerich Co.	1,304,274	20,829,256
UMH Properties, Inc.	408,230	7,944,156
Uniti Group, Inc.	1,435,592	6,259,181
Universal Health Realty Income Trust (SBI)	80,320	3,606,368
Urban Edge Properties	720,319	15,234,747
Veris Residential, Inc.	487,455	8,549,961
Vornado Realty Trust	963,024	33,099,135
Wheeler REIT, Inc. (a)(b)	2,117	2,223
Whitestone REIT	291,659	3,914,064
WP Carey, Inc.	1,317,809	79,094,896
Xenia Hotels & Resorts, Inc.	619,124	8,816,326
		2,183,645,467
Real Estate Management & Development - 0.7%
Alset, Inc. (a)	24,893	30,369
Altisource Asset Management Corp. (b)	4,804	6,005
Altisource Portfolio Solutions SA (a)	96,895	112,398
American Realty Investments, Inc. (a)(b)	9,432	179,302
American Strategic Investment Co. (a)	11,604	112,791
Amrep Corp. (a)(b)	19,767	429,932
Anywhere Real Estate, Inc. (a)	674,705	3,299,307
Avalon GloboCare Corp. (a)(b)	23,341	5,737
CKX Lands, Inc. (a)(b)	9,046	120,855
Compass, Inc. Class A (a)	2,038,656	10,458,305
Comstock Holding Companies, Inc. (a)	16,874	118,455
Cushman & Wakefield PLC (a)	1,186,781	15,428,153
Digitalbridge Group, Inc. Class A	919,746	11,487,628
Doma Holdings, Inc. Class A (a)	34,309	208,942
Douglas Elliman, Inc. (a)	439,813	782,867
eXp World Holdings, Inc. (b)	463,475	5,450,466
Fathom Holdings, Inc. (a)	61,988	163,648
Forestar Group, Inc. (a)	110,018	3,403,957
FRP Holdings, Inc. (a)	78,201	2,316,314
Howard Hughes Holdings, Inc.	196,505	14,781,106
InterGroup Corp. (a)	3,293	58,286
J.W. Mays, Inc. (a)	2,802	123,568
Jones Lang LaSalle, Inc. (a)	285,635	72,902,621
Kennedy-Wilson Holdings, Inc.	704,284	7,831,638
LuxUrban Hotels, Inc. (a)	88,981	6,700
Marcus & Millichap, Inc.	144,628	5,737,393
Maui Land & Pineapple, Inc. (a)	40,547	1,054,627
New Concept Energy, Inc. (a)(b)	24,694	30,621
Newmark Group, Inc. Class A	724,373	10,018,079
Offerpad Solutions, Inc. Class A (a)(b)	55,254	214,938
Opendoor Technologies, Inc. Class A (a)(b)	3,550,054	7,632,616
Rafael Holdings, Inc. Class B (a)	76,029	110,242
RE/MAX Holdings, Inc. Class A	115,698	1,309,701
Redfin Corp. (a)(b)	714,874	6,676,923
Safe & Green Development Corp. (b)	43,605	11,616
Seaport Entertainment Group, Inc. (b)	21,351	657,184
Seritage Growth Properties Class A (a)(b)	185,758	863,775
Star Holdings (a)	66,915	896,661
Stratus Properties, Inc. (a)	38,102	993,319
Tejon Ranch Co. (a)	148,409	2,655,037
The RMR Group, Inc. Class A	89,511	2,281,635
The St. Joe Co.	218,145	12,951,269
Transcontinental Realty Investors, Inc. (a)	7,134	214,519
Zillow Group, Inc.:
Class A (a)	326,872	17,464,771
Class C (a)	956,014	52,867,574
		274,461,850
TOTAL REAL ESTATE		2,458,107,317
UTILITIES - 1.6%
Electric Utilities - 0.5%
Allete, Inc.	343,969	21,859,230
Avangrid, Inc.	415,593	14,832,514
Genie Energy Ltd. Class B	131,020	2,193,275
Hawaiian Electric Industries, Inc.	643,254	6,902,115
IDACORP, Inc.	304,789	31,061,047
MGE Energy, Inc.	218,439	18,939,754
OGE Energy Corp.	1,201,177	47,518,562
Oklo, Inc. (a)(b)	419,400	2,503,818
Otter Tail Corp.	250,915	21,214,863
Portland General Electric Co.	618,553	29,758,585
TXNM Energy, Inc.	541,931	22,208,332
		218,992,095
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	134,746	15,956,621
National Fuel Gas Co.	554,415	33,131,840
New Jersey Resources Corp.	589,344	27,292,521
Northwest Natural Holding Co.	231,955	9,329,230
ONE Gas, Inc.	339,828	23,427,742
RGC Resources, Inc.	47,609	1,011,691
Southwest Gas Holdings, Inc.	360,901	26,244,721
Spire, Inc.	345,126	22,767,962
UGI Corp.	1,258,043	31,337,851
		190,500,179
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	385,296	1,202,124
Clearway Energy, Inc.:
Class A	228,041	6,127,462
Class C	476,626	13,803,089
Montauk Renewables, Inc. (a)	379,720	1,780,887
Ormat Technologies, Inc.	321,747	23,979,804
Spruce Power Holding Corp. (Class A) (a)(b)	86,655	257,365
Sunnova Energy International, Inc. (a)(b)	644,771	7,163,406
		54,314,137
Multi-Utilities - 0.2%
Avista Corp.	470,802	18,191,789
Black Hills Corp.	412,445	24,383,748
NorthWestern Energy Corp.	365,778	19,894,665
Unitil Corp.	97,415	5,874,125
		68,344,327
Water Utilities - 0.3%
American States Water Co.	224,090	18,245,408
Artesian Resources Corp. Class A	57,136	2,063,181
Cadiz, Inc. (a)(b)	237,898	801,716
California Water Service Group	353,428	19,555,171
Consolidated Water Co., Inc.	90,414	2,509,893
Essential Utilities, Inc.	1,511,675	58,940,208
Global Water Resources, Inc.	62,940	798,709
Middlesex Water Co.	108,940	6,864,309
Pure Cycle Corp. (a)	115,734	1,232,567
SJW Group	180,883	10,670,288
York Water Co.	84,862	3,307,921
		124,989,371
TOTAL UTILITIES		657,140,109
TOTAL COMMON STOCKS (Cost $32,073,229,854)		41,812,787,893

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,485
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,486

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $4,354,296)	4,404,000	4,355,775

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	45,311,916	45,320,978
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	1,558,087,555	1,558,243,363
TOTAL MONEY MARKET FUNDS (Cost $1,603,564,341)		1,603,564,341

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $33,681,154,886)	43,420,709,495
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(1,515,334,530)
NET ASSETS - 100.0%	41,905,374,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	532	Sep 2024	59,134,460	3,599,790	3,599,790
CME E-mini S&P MidCap 400 Index Contracts (United States)	126	Sep 2024	39,036,060	1,620,169	1,620,169

TOTAL FUTURES CONTRACTS					5,219,959
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,355,775.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $311,342 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	123,817,418	2,155,332,811	2,233,830,130	1,870,651	879	-	45,320,978	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	1,838,455,549	2,768,556,185	3,048,768,371	22,690,826	-	-	1,558,243,363	6.6%
Total	1,962,272,967	4,923,888,996	5,282,598,501	24,561,477	879	-	1,603,564,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,658,897,245	1,658,897,236	-	9
Consumer Discretionary	4,642,316,513	4,642,316,512	-	1
Consumer Staples	1,198,538,478	1,198,538,475	-	3
Energy	1,826,993,117	1,826,993,116	-	1
Financials	7,478,945,365	7,478,945,365	-	-
Health Care	5,196,995,936	5,195,909,662	439,411	646,863
Industrials	7,486,854,416	7,486,854,416	-	-
Information Technology	7,052,738,031	7,052,738,030	-	1
Materials	2,155,262,852	2,155,262,852	-	-
Real Estate	2,458,107,317	2,458,107,317	-	-
Utilities	657,140,109	657,140,109	-	-

U.S. Government and Government Agency Obligations	4,355,775	-	4,355,775	-

Money Market Funds	1,603,564,341	1,603,564,341	-	-
Total Investments in Securities:	43,420,709,495	43,415,267,431	4,795,186	646,878
Derivative Instruments: Assets
Futures Contracts	5,219,959	5,219,959	-	-
Total Assets	5,219,959	5,219,959	-	-
Total Derivative Instruments:	5,219,959	5,219,959	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,219,959	0
Total Equity Risk	5,219,959	0
Total Value of Derivatives	5,219,959	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Extended Market Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,494,970,844) - See accompanying schedule:
Unaffiliated issuers (cost $32,077,590,545)	$41,817,145,154
Fidelity Central Funds (cost $1,603,564,341)	1,603,564,341

Total Investment in Securities (cost $33,681,154,886)		$43,420,709,495
Segregated cash with brokers for derivative instruments		104,516
Receivable for fund shares sold		40,061,441
Dividends receivable		25,047,408
Distributions receivable from Fidelity Central Funds		4,909,894
Receivable for daily variation margin on futures contracts		443,798
Other receivables		638,151
Total assets		43,491,914,703
Liabilities
Payable to custodian bank	$56,278
Payable for fund shares redeemed	26,090,651
Accrued management fee	1,170,865
Other payables and accrued expenses	740,428
Collateral on securities loaned	1,558,481,516
Total liabilities		1,586,539,738
Net Assets		$41,905,374,965
Net Assets consist of:
Paid in capital		$30,899,102,365
Total accumulated earnings (loss)		11,006,272,600
Net Assets		$41,905,374,965
Net Asset Value, offering price and redemption price per share ($41,905,374,965 ÷ 488,064,236 shares)		$85.86
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$240,114,106
Interest		146,077
Income from Fidelity Central Funds (including $22,690,826 from security lending)		24,561,477
Total income		264,821,660
Expenses
Management fee	$6,670,978
Independent trustees' fees and expenses	79,932
Total expenses before reductions	6,750,910
Expense reductions	(184,680)
Total expenses after reductions		6,566,230
Net Investment income (loss)		258,255,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	568,727,032
Redemptions in-kind	1,299,503,800
Fidelity Central Funds	879
Foreign currency transactions	35,440
Futures contracts	(7,665,347)
Total net realized gain (loss)		1,860,601,804
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	266,170,047
Futures contracts	1,066,523
Total change in net unrealized appreciation (depreciation)		267,236,570
Net gain (loss)		2,127,838,374
Net increase (decrease) in net assets resulting from operations		$2,386,093,804
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$258,255,430	$437,981,577
Net realized gain (loss)	1,860,601,804	1,160,851,695
Change in net unrealized appreciation (depreciation)	267,236,570	4,416,870,850
Net increase (decrease) in net assets resulting from operations	2,386,093,804	6,015,704,122
Distributions to shareholders	-	(427,559,713)

Share transactions
Proceeds from sales of shares	7,382,802,672	9,571,665,740
Reinvestment of distributions	-	399,148,094
Cost of shares redeemed	(6,203,693,827)	(9,396,324,105)

Net increase (decrease) in net assets resulting from share transactions	1,179,108,845	574,489,729
Total increase (decrease) in net assets	3,565,202,649	6,162,634,138

Net Assets
Beginning of period	38,340,172,316	32,177,538,178
End of period	$41,905,374,965	$38,340,172,316

Other Information
Shares
Sold	90,170,530	133,477,309
Issued in reinvestment of distributions	-	5,289,731
Redeemed	(76,600,464)	(132,613,982)
Net increase (decrease)	13,570,066	6,153,058

Financial Highlights
Fidelity® Extended Market Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$80.80	$68.71	$78.40	$90.30	$59.56	$62.22
Income from Investment Operations
Net investment income (loss) B,C	.55	.95	.96	.82	.75	.86
Net realized and unrealized gain (loss)	4.51	12.06	(9.45)	(6.19)	31.78	(.72)
Total from investment operations	5.06	13.01	(8.49)	(5.37)	32.53	.14
Distributions from net investment income	-	(.92)	(.87)	(.86)	(.78)	(.92)
Distributions from net realized gain	-	-	(.33)	(5.67)	(1.01)	(1.88)
Total distributions	-	(.92)	(1.20)	(6.53)	(1.79)	(2.80)
Net asset value, end of period	$85.86	$80.80	$68.71	$78.40	$90.30	$59.56
Total Return D,E	6.26%	19.02%	(10.77)%	(6.58)%	56.23%	-% F
Ratios to Average Net Assets C,G,H
Expenses before reductions	.03% I,J	.04%	.03% I	.03%	.04%	.05%
Expenses net of fee waivers, if any	.03 % I,J	.04%	.03% I	.03%	.04%	.05%
Expenses net of all reductions	.03% I,J	.03%	.03% I	.03%	.04%	.05%
Net investment income (loss)	1.34% J	1.35%	1.41%	.93%	1.12%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$41,905,375	$38,340,172	$32,177,538	$38,732,245	$35,601,726	$23,183,527
Portfolio turnover rate K	11 % J,L	9% L	18% L	18% L	26% L	15%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount represents less than $.005 per share.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
Australia - 7.3%
Ampol Ltd.	728,912	14,273,023
ANZ Group Holdings Ltd.	9,204,041	189,384,557
APA Group unit	3,925,918	20,168,585
Aristocrat Leisure Ltd.	1,737,285	64,332,469
ASX Ltd.	592,972	24,570,837
BHP Group Ltd.	15,512,150	427,105,612
BlueScope Steel Ltd.	1,345,991	18,821,963
Brambles Ltd.	4,259,710	52,560,457
CAR Group Ltd.	1,095,903	28,083,107
Cochlear Ltd.	200,320	40,726,145
Coles Group Ltd.	4,097,354	52,110,195
Commonwealth Bank of Australia	5,118,881	483,327,688
Computershare Ltd.	1,627,263	31,313,171
Dexus unit unit	3,290,099	16,078,243
Endeavour Group Ltd.	4,657,338	16,833,385
Fortescue Ltd.	5,179,620	64,051,437
Glencore PLC	31,720,034	166,964,945
Goodman Group unit	5,228,013	118,188,592
Insurance Australia Group Ltd.	7,249,339	37,045,699
Macquarie Group Ltd.	1,110,099	162,033,050
Medibank Private Ltd.	8,421,922	22,003,459
Mineral Resources Ltd.	540,943	14,700,411
Mirvac Group unit	12,069,680	16,665,500
National Australia Bank Ltd.	9,460,745	244,421,796
Northern Star Resources Ltd.	3,514,654	36,301,916
Orica Ltd.	1,489,409	17,903,971
Origin Energy Ltd.	5,269,255	35,522,293
Pilbara Minerals Ltd. (a)	8,746,615	17,582,835
Pro Medicus Ltd.	175,638	17,915,303
Qantas Airways Ltd. (b)	2,442,622	11,093,567
QBE Insurance Group Ltd.	4,595,471	49,113,919
Ramsay Health Care Ltd.	562,202	15,810,873
REA Group Ltd.	161,630	23,958,439
Reece Ltd.	691,440	12,795,152
Rio Tinto Ltd.	1,135,561	85,737,828
Rio Tinto PLC	3,448,124	217,395,387
Santos Ltd.	9,933,981	48,431,862
Scentre Group unit	15,889,112	36,995,636
SEEK Ltd.	1,091,400	17,027,360
Seven Group Holdings Ltd.	622,392	17,305,608
Sonic Healthcare Ltd.	1,395,910	26,152,664
South32 Ltd.	13,853,134	29,173,283
Stockland Corp. Ltd. unit	7,300,439	24,805,337
Suncorp Group Ltd.	3,891,353	46,540,347
Telstra Group Ltd.	12,369,688	32,903,624
The GPT Group	5,859,018	19,511,128
The Lottery Corp. Ltd.	6,808,364	22,995,124
Transurban Group unit	9,458,291	86,744,990
Treasury Wine Estates Ltd.	2,481,792	19,200,125
Vicinity Centres unit	11,833,452	17,781,028
Washington H. Soul Pattinson & Co. Ltd. (a)	717,553	16,755,813
Wesfarmers Ltd.	3,470,916	170,558,418
Westpac Banking Corp.	10,590,896	223,942,315
WiseTech Global Ltd.	509,933	41,027,761
Woodside Energy Group Ltd.	5,807,588	106,390,680
Woolworths Group Ltd.	3,736,621	90,239,427
TOTAL AUSTRALIA		3,961,378,339
Austria - 0.2%
Erste Group Bank AG	1,030,028	56,371,737
Mondi PLC	1,350,142	26,100,643
OMV AG	450,536	19,612,126
Verbund AG	208,288	17,763,136
Voestalpine AG (a)	327,694	7,998,103
TOTAL AUSTRIA		127,845,745
Belgium - 0.8%
Ageas	488,757	25,133,453
Anheuser-Busch InBev SA NV	2,748,603	168,687,576
D'ieteren Group	65,719	15,909,426
Elia Group SA/NV (a)	89,946	9,853,147
Groupe Bruxelles Lambert SA	254,131	19,593,919
KBC Group NV	702,038	54,586,148
Lotus Bakeries SA	1,248	15,699,156
Sofina SA (a)	47,151	11,466,557
Syensqo SA	226,692	18,643,549
UCB SA	386,696	69,974,180
Warehouses de Pauw	547,567	14,611,473
TOTAL BELGIUM		424,158,584
Brazil - 0.0%
Yara International ASA	506,422	14,718,993
Burkina Faso - 0.0%
Endeavour Mining PLC	561,482	11,901,544
Chile - 0.1%
Antofagasta PLC	1,206,031	29,349,306
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	11,318,532	35,706,980
Prosus NV	4,335,913	160,721,783
SITC International Holdings Co. Ltd.	4,103,319	9,650,782
Wharf Holdings Ltd.	3,271,000	8,599,284
Wilmar International Ltd.	5,878,608	14,145,239
TOTAL CHINA		228,824,068
Denmark - 3.7%
A.P. Moller - Maersk A/S:
Series A	9,279	13,468,651
Series B	13,609	20,349,376
Carlsberg A/S Series B	292,211	34,328,205
Coloplast A/S Series B	385,772	52,525,157
Danske Bank A/S	2,109,843	65,845,636
Demant A/S (b)	304,308	12,879,235
DSV A/S	523,652	93,507,900
Genmab A/S (b)	192,169	53,444,635
Novo Nordisk A/S Series B	9,850,806	1,368,377,149
Novonesis (NOVOZYMES) B Series B	1,077,781	74,747,189
ORSTED A/S (b)(c)	578,610	33,491,659
Pandora A/S	250,820	43,896,566
Rockwool International A/S Series B	28,606	12,395,184
Tryg A/S	1,036,959	23,111,488
Vestas Wind Systems A/S (b)	3,088,875	70,574,556
Zealand Pharma A/S (b)	195,435	25,674,357
TOTAL DENMARK		1,998,616,943
Finland - 1.0%
Elisa Corp. (A Shares)	435,050	21,746,491
Fortum Corp.	1,372,303	21,935,006
Kesko Oyj	835,522	16,961,657
Kone OYJ (B Shares)	1,039,656	56,082,704
Metso Corp.	1,901,854	19,299,200
Neste OYJ	1,293,987	30,194,209
Nokia Corp.	16,311,842	71,907,542
Nordea Bank Abp (Helsinki Stock Exchange)	9,650,424	114,024,838
Orion Oyj (B Shares)	329,994	17,498,274
Sampo Oyj (A Shares)	1,380,813	61,679,831
Stora Enso Oyj (R Shares)	1,780,875	23,022,534
UPM-Kymmene Corp.	1,632,548	55,185,236
Wartsila Corp.	1,538,390	34,044,737
TOTAL FINLAND		543,582,259
France - 9.1%
Accor SA	596,112	25,085,930
Aeroports de Paris SA	105,953	13,878,773
Air Liquide SA	339,570	63,380,093
Air Liquide SA	990,588	184,891,362
Airbus Group NV	1,817,487	279,192,360
Alstom SA	1,058,721	21,586,722
Amundi SA (c)	187,799	14,116,325
Arkema SA	172,149	16,013,198
AXA SA	5,558,199	211,540,247
bioMerieux SA	126,687	14,662,168
BNP Paribas SA	3,112,972	215,316,855
Bollore SA	2,181,110	14,357,499
Bouygues SA	580,065	20,781,417
Bureau Veritas SA	971,668	32,050,601
Capgemini SA	475,152	98,434,226
Carrefour SA	1,659,123	26,728,921
Compagnie de St.-Gobain	1,387,418	121,240,742
Compagnie Generale des Etablissements Michelin SCA Series B	2,077,856	81,585,827
Covivio	170,737	9,512,127
Credit Agricole SA	3,239,814	50,751,539
Danone SA	1,974,575	137,207,248
Dassault Aviation SA	60,362	12,997,865
Dassault Systemes SA	2,046,880	79,991,630
Edenred SA	763,348	32,241,784
Eiffage SA	224,844	23,561,834
Engie SA	1,490,100	26,244,045
Engie SA	4,096,243	72,144,141
EssilorLuxottica SA	909,204	215,278,305
Eurazeo SA	139,658	11,007,148
Gecina SA	140,723	15,477,743
Getlink SE	925,362	16,688,534
Hermes International SCA	96,870	232,256,733
Ipsen SA	115,345	13,987,009
Kering SA	227,700	65,294,039
Klepierre SA	657,963	19,681,071
L'Oreal SA	397,940	174,598,109
L'Oreal SA	201,944	88,603,912
L'Oreal SA	136,100	59,714,537
La Francaise des Jeux SAEM (c)	311,604	12,703,208
Legrand SA	802,121	89,840,382
LVMH Moet Hennessy Louis Vuitton SE	841,378	626,251,733
Orange SA	5,695,806	64,965,989
Pernod Ricard SA	619,875	88,255,026
Publicis Groupe SA	700,066	76,936,461
Remy Cointreau SA rights (b)(d)	69,949	154,643
Renault SA	588,504	27,940,363
Rexel SA	692,216	17,476,610
Safran SA	1,045,468	229,099,541
Sartorius Stedim Biotech	89,304	18,163,862
SEB SA	76,166	7,964,743
Societe Generale Series A	2,210,602	53,436,765
Sodexo SA	84,696	7,536,648
Sodexo SA	185,902	16,542,434
Teleperformance	166,385	18,182,527
Thales SA	289,323	48,612,282
TotalEnergies SE	6,600,342	454,049,584
Unibail-Rodamco-Westfield NV	362,389	29,026,375
Veolia Environnement SA	2,109,890	69,896,507
VINCI SA	1,530,089	182,868,475
Vivendi SA	2,205,406	24,732,047
TOTAL FRANCE		4,976,718,824
Germany - 8.1%
adidas AG	495,521	127,077,748
Allianz SE	1,198,197	372,227,418
BASF AG	2,730,052	138,764,960
Bayer AG	3,005,074	92,787,091
Bayerische Motoren Werke AG (BMW)	976,376	90,611,704
Bechtle AG (a)	250,563	10,785,303
Beiersdorf AG	303,564	43,874,424
Brenntag SE	397,532	29,538,611
Carl Zeiss Meditec AG (a)	123,105	9,028,926
Commerzbank AG	3,080,287	45,558,221
Continental AG	336,560	22,757,060
Covestro AG (b)(c)	578,150	35,405,420
CTS Eventim AG	190,859	17,911,823
Daimler Truck Holding AG	1,510,412	57,868,663
Deutsche Bank AG	5,796,482	94,496,795
Deutsche Borse AG	581,160	130,657,237
Deutsche Lufthansa AG (a)	1,831,777	11,899,471
Deutsche Telekom AG	10,677,094	303,795,537
DHL Group	3,120,051	135,427,684
E.ON SE	6,867,288	97,241,993
Evonik Industries AG (a)	784,278	17,382,165
Fresenius Medical Care AG & Co. KGaA	628,302	24,254,568
Fresenius SE & Co. KGaA (b)	1,292,190	47,665,268
GEA Group AG	474,509	22,239,743
Hannover Reuck SE	184,437	52,253,588
HeidelbergCement AG	417,761	44,175,119
Henkel AG & Co. KGaA	317,450	26,397,442
Infineon Technologies AG	3,994,453	146,593,213
Knorr-Bremse AG	221,940	18,240,470
LEG Immobilien AG	227,810	21,923,551
Mercedes-Benz Group AG (Germany)	2,291,946	157,972,577
Merck KGaA	395,324	76,844,894
MTU Aero Engines AG	164,638	49,137,528
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	409,137	221,290,838
Nemetschek SE	176,635	18,402,532
Puma AG	322,973	13,955,691
Rational AG	15,650	15,768,503
Rheinmetall AG	133,233	79,823,461
RWE AG	1,933,980	69,757,115
SAP SE	3,193,967	700,894,808
Scout24 AG (c)	229,480	17,528,403
Siemens AG	2,324,620	437,273,784
Siemens Energy AG (a)(b)	1,955,894	56,321,278
Siemens Healthineers AG (c)	862,644	50,138,536
Symrise AG	406,173	53,451,502
Talanx AG	197,474	16,993,702
Vonovia SE	2,265,249	78,074,915
Zalando SE (a)(b)(c)	686,107	17,777,428
TOTAL GERMANY		4,420,248,711
Hong Kong - 1.6%
AIA Group Ltd.	34,081,946	240,028,377
CK Asset Holdings Ltd.	5,889,112	23,827,424
CK Infrastructure Holdings Ltd.	1,926,115	14,301,734
CLP Holdings Ltd.	5,022,231	44,810,268
Futu Holdings Ltd. ADR (b)	171,533	10,902,637
Hang Seng Bank Ltd.	2,315,786	28,005,158
Henderson Land Development Co. Ltd.	4,443,333	13,804,946
HKT Trust/HKT Ltd. unit	11,589,718	14,729,040
Hong Kong & China Gas Co. Ltd.	34,241,354	27,883,839
Hong Kong Exchanges and Clearing Ltd.	3,683,859	112,406,404
Hongkong Land Holdings Ltd.	3,375,962	12,659,858
Jardine Matheson Holdings Ltd.	488,993	17,623,308
Link (REIT)	7,811,664	36,965,606
MTR Corp. Ltd.	4,758,915	16,813,474
Power Assets Holdings Ltd.	4,235,922	29,578,337
Prudential PLC	8,390,137	72,229,712
Sino Land Ltd.	11,903,985	12,762,230
Sun Hung Kai Properties Ltd.	4,432,163	43,060,371
Swire Pacific Ltd. (A Shares)	1,270,205	10,783,499
Techtronic Industries Co. Ltd.	4,203,889	56,660,691
WH Group Ltd. (c)	25,505,265	18,578,305
Wharf Real Estate Investment Co. Ltd.	5,107,825	14,902,026
TOTAL HONG KONG		873,317,244
Ireland - 0.4%
AerCap Holdings NV	593,425	57,811,464
AIB Group PLC	5,552,965	33,422,758
Bank of Ireland Group PLC	3,111,418	35,666,178
Kerry Group PLC Class A	472,544	47,429,393
Kingspan Group PLC (Ireland)	472,785	41,129,922
TOTAL IRELAND		215,459,715
Israel - 0.6%
Azrieli Group	129,796	8,815,941
Bank Hapoalim BM (Reg.)	3,887,262	38,567,437
Bank Leumi le-Israel BM	4,640,528	44,560,707
Check Point Software Technologies Ltd. (b)	271,608	52,284,540
Elbit Systems Ltd. (Israel)	81,614	16,762,452
Global-e Online Ltd. (a)(b)	306,449	10,547,975
Icl Group Ltd.	2,367,527	10,748,614
Israel Discount Bank Ltd. (Class A)	3,783,903	20,883,236
Mizrahi Tefahot Bank Ltd.	474,028	18,053,616
NICE Ltd. (b)	194,094	34,575,104
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	3,426,858	64,664,810
Wix.com Ltd. (b)	161,687	26,940,288
TOTAL ISRAEL		347,404,720
Italy - 2.5%
Amplifon SpA	380,818	12,262,455
Banco BPM SpA	3,939,820	26,757,593
Coca-Cola HBC AG	667,891	24,735,383
Davide Campari Milano NV (a)	1,882,996	17,367,734
DiaSorin SpA	68,449	7,869,007
Enel SpA	24,877,439	189,086,056
Eni SpA	7,032,554	114,442,393
Ferrari NV (Italy)	385,592	190,611,575
FinecoBank SpA	1,868,517	31,901,010
Generali	3,119,804	85,801,948
Infrastrutture Wireless Italiane SpA (c)	1,027,821	12,293,179
Intesa Sanpaolo SpA	44,738,293	186,978,432
Leonardo SpA	1,237,838	31,416,309
Mediobanca SpA	1,528,709	25,829,127
Moncler SpA	672,452	41,195,262
Nexi SpA (b)(c)	1,807,721	12,616,981
Poste Italiane SpA (c)	1,398,500	19,401,069
Prysmian SpA	826,738	57,939,750
Recordati SpA	319,816	18,736,804
Snam SpA	6,168,954	30,643,228
Telecom Italia SpA (a)(b)	30,497,386	8,063,865
Terna - Rete Elettrica Nazionale	4,303,685	37,401,841
UniCredit SpA	4,506,352	187,307,110
TOTAL ITALY		1,370,658,111
Japan - 22.2%
Advantest Corp.	2,343,368	107,887,622
AEON Co. Ltd.	2,000,067	49,923,008
AGC, Inc.	598,630	18,811,863
Aisin Seiki Co. Ltd.	540,967	18,813,026
Ajinomoto Co., Inc.	1,419,661	54,352,846
Ana Holdings, Inc.	488,912	9,850,813
Asahi Group Holdings	1,473,228	54,690,528
Asahi Kasei Corp.	3,836,927	27,173,287
Asics Corp.	2,090,611	41,481,419
Astellas Pharma, Inc.	5,535,043	68,783,772
Bandai Namco Holdings, Inc.	1,816,895	38,863,333
Bridgestone Corp.	1,746,777	68,282,414
Brother Industries Ltd.	709,564	13,107,446
Canon, Inc.	2,855,702	98,002,989
Capcom Co. Ltd.	1,059,620	22,998,661
Central Japan Railway Co.	2,363,035	54,701,198
Chiba Bank Ltd.	1,621,280	13,585,526
Chubu Electric Power Co., Inc.	1,971,157	24,526,538
Chugai Pharmaceutical Co. Ltd.	2,054,222	103,702,329
Concordia Financial Group Ltd.	3,213,940	18,049,420
Dai Nippon Printing Co. Ltd.	593,559	21,311,931
Dai-ichi Mutual Life Insurance Co.	2,768,198	79,094,077
Daifuku Co. Ltd.	987,420	19,063,557
Daiichi Sankyo Co. Ltd.	5,657,517	237,489,144
Daikin Industries Ltd.	806,895	103,089,772
Daito Trust Construction Co. Ltd.	179,193	22,063,575
Daiwa House Industry Co. Ltd.	1,714,132	52,635,191
Daiwa Securities Group, Inc.	4,080,095	29,974,841
DENSO Corp.	5,784,692	89,801,026
Dentsu Group, Inc.	619,710	18,978,327
Disco Corp.	281,723	81,675,563
East Japan Railway Co.	2,775,817	53,217,742
Eisai Co. Ltd.	770,943	32,358,703
ENEOS Holdings, Inc.	8,812,631	47,592,668
FANUC Corp.	2,892,330	85,379,739
Fast Retailing Co. Ltd.	584,023	186,364,819
Fuji Electric Co. Ltd.	410,951	24,501,326
FUJIFILM Holdings Corp.	3,424,175	92,348,579
Fujitsu Ltd.	5,067,710	93,675,956
Hamamatsu Photonics K.K.	429,155	11,401,861
Hankyu Hanshin Holdings, Inc.	699,952	21,406,973
Hikari Tsushin, Inc.	54,145	11,355,672
Hitachi Construction Machinery Co. Ltd.	329,062	7,990,766
Hitachi Ltd.	14,181,665	346,514,176
Honda Motor Co. Ltd.	13,731,455	151,530,110
Hoshizaki Corp.	332,347	10,678,117
Hoya Corp.	1,073,418	151,221,313
Hulic Co. Ltd.	1,174,234	12,100,578
Ibiden Co. Ltd.	366,199	12,652,515
Idemitsu Kosan Co. Ltd.	2,981,510	21,598,051
INPEX Corp.	2,888,465	42,865,619
Isuzu Motors Ltd.	1,838,245	27,606,997
Itochu Corp.	3,635,703	191,645,990
Japan Airlines Co. Ltd. (a)	441,206	7,407,876
Japan Exchange Group, Inc.	1,517,456	34,959,928
Japan Post Bank Co. Ltd.	4,425,875	41,294,846
Japan Post Holdings Co. Ltd.	5,884,150	57,134,899
Japan Post Insurance Co. Ltd.	586,116	11,005,462
Japan Real Estate Investment Corp.	3,916	15,724,003
Japan Tobacco, Inc.	3,670,376	105,524,252
JFE Holdings, Inc.	1,760,467	24,265,278
Kajima Corp.	1,212,696	22,053,166
Kansai Electric Power Co., Inc.	2,153,483	38,078,894
Kao Corp.	1,424,943	63,854,083
Kawasaki Kisen Kaisha Ltd.	1,202,500	17,590,439
KDDI Corp.	4,692,842	158,323,078
Keisei Electric Railway Co.	395,483	12,446,934
Keyence Corp.	595,128	283,376,839
Kikkoman Corp.	2,075,405	23,325,059
Kirin Holdings Co. Ltd.	2,376,122	35,798,678
Kobe Bussan Co. Ltd.	460,228	13,363,895
Kokusai Electric Corp.	431,900	11,566,376
Komatsu Ltd.	2,829,647	79,180,422
Konami Group Corp.	307,240	27,626,170
Kubota Corp.	3,059,377	42,587,264
Kyocera Corp.	3,927,144	48,647,845
Kyowa Kirin Co., Ltd.	743,030	16,899,752
Lasertec Corp.	245,162	47,810,817
LY Corp.	8,175,831	22,405,896
M3, Inc.	1,349,811	13,125,783
Makita Corp.	727,914	24,243,883
Marubeni Corp.	4,358,285	74,143,613
MatsukiyoCocokara & Co.	1,049,300	16,853,112
Mazda Motor Corp.	1,741,426	14,708,427
McDonald's Holdings Co. (Japan) Ltd. (a)	264,222	11,585,355
Meiji Holdings Co. Ltd.	717,966	17,807,953
Minebea Mitsumi, Inc.	1,110,385	23,234,611
Mitsubishi Chemical Group Corp.	4,146,553	24,075,478
Mitsubishi Corp.	10,225,788	210,755,176
Mitsubishi Electric Corp.	5,817,169	97,996,305
Mitsubishi Estate Co. Ltd.	3,499,516	59,857,307
Mitsubishi HC Capital, Inc.	2,467,882	17,700,077
Mitsubishi Heavy Industries Ltd.	9,802,890	130,255,926
Mitsubishi UFJ Financial Group, Inc.	33,963,268	358,320,151
Mitsui & Co. Ltd.	7,870,822	168,141,303
Mitsui Chemicals, Inc.	522,146	13,897,463
Mitsui Fudosan Co. Ltd.	8,166,829	87,595,512
Mitsui OSK Lines Ltd.	1,053,225	37,729,936
Mizuho Financial Group, Inc.	7,378,364	153,218,958
MonotaRO Co. Ltd.	766,683	12,126,779
MS&AD Insurance Group Holdings, Inc.	3,935,144	90,707,327
Murata Manufacturing Co. Ltd.	5,175,251	108,475,972
NEC Corp.	751,100	66,098,239
Nexon Co. Ltd.	1,028,951	20,129,967
Nidec Corp.	1,276,706	51,927,587
Nintendo Co. Ltd.	3,177,730	172,818,399
Nippon Building Fund, Inc.	4,682	21,009,590
Nippon Paint Holdings Co. Ltd.	2,899,982	18,293,751
Nippon Prologis REIT, Inc.	6,945	12,228,217
Nippon Sanso Holdings Corp.	529,844	18,038,399
Nippon Steel Corp.	2,648,321	59,962,669
Nippon Telegraph & Telephone Corp. (a)	91,398,625	97,686,562
Nippon Yusen KK	1,410,144	50,863,187
Nissan Motor Co. Ltd.	7,182,471	21,234,083
Nissin Food Holdings Co. Ltd.	613,435	15,983,131
Nitori Holdings Co. Ltd.	245,004	35,900,354
Nitto Denko Corp.	432,324	35,827,384
Nomura Holdings, Inc.	9,192,488	53,973,009
Nomura Real Estate Holdings, Inc.	336,426	9,605,596
Nomura Research Institute Ltd.	1,155,488	38,808,715
NTT Data Corp.	1,930,349	29,221,303
Obayashi Corp.	1,986,119	25,324,070
OBIC Co. Ltd.	198,033	34,272,077
Olympus Corp.	3,602,065	65,529,050
OMRON Corp.	536,151	22,100,321
Ono Pharmaceutical Co. Ltd.	1,144,002	16,912,185
Oracle Corp. Japan	117,722	10,605,368
Oriental Land Co. Ltd.	3,337,180	91,036,828
ORIX Corp.	3,530,312	87,998,200
Osaka Gas Co. Ltd.	1,128,341	27,739,637
Otsuka Corp.	697,162	16,528,925
Otsuka Holdings Co. Ltd.	1,279,644	74,875,674
Pan Pacific International Holdings Ltd.	1,165,268	29,556,151
Panasonic Holdings Corp.	7,132,405	59,156,174
Rakuten Group, Inc. (b)	4,599,975	32,519,831
Recruit Holdings Co. Ltd.	4,541,673	283,227,616
Renesas Electronics Corp.	5,149,396	89,648,307
Resona Holdings, Inc.	6,395,726	45,083,765
Ricoh Co. Ltd.	1,677,934	17,446,198
ROHM Co. Ltd.	1,049,820	13,105,695
SBI Holdings, Inc. Japan	831,422	20,292,179
Screen Holdings Co. Ltd.	248,600	18,527,239
SCSK Corp.	478,152	9,562,059
Secom Co. Ltd.	642,156	46,856,616
Seiko Epson Corp.	883,220	16,375,729
Sekisui Chemical Co. Ltd.	1,155,498	17,511,498
Sekisui House Ltd.	1,825,102	46,866,632
Seven & i Holdings Co. Ltd.	6,771,487	97,535,302
SG Holdings Co. Ltd.	979,217	10,586,582
Shimadzu Corp.	724,354	24,006,397
SHIMANO, Inc.	233,485	43,761,468
Shin-Etsu Chemical Co. Ltd.	5,510,195	243,926,440
Shionogi & Co. Ltd.	770,997	35,914,638
Shiseido Co. Ltd.	1,223,475	27,265,628
Shizuoka Financial Group	1,330,621	11,809,842
SMC Corp.	175,159	81,233,132
SoftBank Corp.	8,734,388	121,764,025
SoftBank Group Corp.	3,147,362	182,728,517
Sompo Holdings, Inc.	2,878,033	67,526,186
Sony Group Corp.	3,819,101	371,958,158
Subaru Corp.	1,845,744	35,402,452
Sumco Corp.	1,071,143	12,228,864
Sumitomo Corp.	3,179,937	74,957,678
Sumitomo Electric Industries Ltd.	2,185,917	36,013,278
Sumitomo Metal Mining Co. Ltd.	756,057	20,952,809
Sumitomo Mitsui Financial Group, Inc.	3,827,964	252,619,761
Sumitomo Mitsui Trust Holdings, Inc.	1,985,644	49,482,040
Sumitomo Realty & Development Co. Ltd.	873,654	29,671,606
Suntory Beverage & Food Ltd.	425,171	15,559,647
Suzuki Motor Corp.	4,808,272	55,700,175
Sysmex Corp.	1,539,742	29,859,570
T&D Holdings, Inc.	1,497,505	25,081,339
Taisei Corp.	508,644	22,974,050
Takeda Pharmaceutical Co. Ltd.	4,866,133	144,874,520
TDK Corp.	1,189,139	80,097,488
Terumo Corp.	4,103,438	75,492,144
TIS, Inc.	650,189	16,202,466
Toho Co. Ltd.	342,163	13,109,344
Tokio Marine Holdings, Inc.	5,747,479	218,717,511
Tokyo Electric Power Co., Inc. (b)	4,670,237	22,196,324
Tokyo Electron Ltd.	1,370,480	246,659,449
Tokyo Gas Co. Ltd.	1,102,343	27,477,515
Tokyu Corp.	1,528,968	18,642,763
Toppan Holdings, Inc.	731,045	21,917,848
Toray Industries, Inc.	4,241,335	21,770,968
Toto Ltd.	433,030	14,967,512
Toyota Industries Corp.	448,463	35,094,170
Toyota Motor Corp.	31,403,825	599,591,190
Toyota Tsusho Corp.	1,949,274	37,234,747
Trend Micro, Inc.	387,797	23,160,651
Unicharm Corp.	1,234,122	42,818,699
West Japan Railway Co.	1,343,434	25,538,020
Yakult Honsha Co. Ltd.	784,640	16,515,065
Yamaha Motor Co. Ltd.	2,573,391	22,303,074
Yaskawa Electric Corp.	734,114	24,204,320
Yokogawa Electric Corp.	698,359	19,528,638
Zensho Holdings Co. Ltd.	294,900	15,335,042
ZOZO, Inc.	413,550	13,134,364
TOTAL JAPAN		12,152,953,452
Jordan - 0.0%
Hikma Pharmaceuticals PLC	508,948	13,254,400
Korea (South) - 0.0%
Delivery Hero AG (a)(b)(c)	565,398	17,805,992
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	1,434,687	33,573,567
Eurofins Scientific SA	413,160	23,584,353
TOTAL LUXEMBOURG		57,157,920
Macau - 0.1%
Galaxy Entertainment Group Ltd.	6,688,889	25,905,313
Sands China Ltd. (b)	7,426,206	13,561,411
TOTAL MACAU		39,466,724
Netherlands - 4.4%
ABN AMRO Bank NV:
GDR (Bearer) (c)	1,402,141	24,008,364
rights (b)(d)	1,306,866	866,766
Adyen BV (b)(c)	66,492	98,129,146
AEGON NV	4,129,940	25,293,614
Akzo Nobel NV	521,886	33,386,943
Argenx SE (b)	181,777	93,935,468
ASM International NV (Netherlands)	143,624	97,003,563
ASML Holding NV (Netherlands)	1,222,195	1,102,217,075
ASR Nederland NV	484,791	23,713,043
BE Semiconductor Industries NV	235,788	30,703,399
Euronext NV (c)	245,658	26,231,764
EXOR NV	304,240	33,832,474
Heineken Holding NV	396,442	29,821,346
Heineken NV (Bearer)	880,902	79,478,640
IMCD NV	174,298	28,476,480
ING Groep NV (Certificaten Van Aandelen)	10,103,972	183,711,810
JDE Peet's BV	372,672	8,535,638
Koninklijke Ahold Delhaize NV	2,865,613	98,387,166
Koninklijke KPN NV	12,073,919	49,312,133
Koninklijke Philips Electronics NV	2,443,714	73,606,447
NN Group NV	828,232	40,548,720
OCI NV	323,180	10,220,727
Randstad NV	331,900	15,977,722
Universal Music Group NV	2,517,761	65,873,578
Wolters Kluwer NV	760,120	129,522,479
Wolters Kluwer NV rights (b)(d)	755,790	693,424
TOTAL NETHERLANDS		2,403,487,929
New Zealand - 0.3%
Auckland International Airport Ltd.	4,075,561	19,325,343
Fisher & Paykel Healthcare Corp.	1,791,460	39,869,551
Mercury Nz Ltd.	2,131,859	8,329,573
Meridian Energy Ltd.	3,958,462	15,689,170
Spark New Zealand Ltd.	5,549,783	12,424,589
Xero Ltd. (b)	443,566	42,884,517
TOTAL NEW ZEALAND		138,522,743
Norway - 0.5%
Aker BP ASA	966,437	23,136,569
DNB Bank ASA	2,739,292	57,865,581
Equinor ASA	2,562,734	68,764,761
Gjensidige Forsikring ASA	611,611	10,835,895
Kongsberg Gruppen ASA	269,027	28,461,084
Mowi ASA	1,423,499	24,790,585
Norsk Hydro ASA	4,300,961	23,999,928
Orkla ASA	2,144,086	19,043,897
Salmar ASA	201,913	10,490,075
Telenor ASA	1,883,626	23,355,176
TOTAL NORWAY		290,743,551
Poland - 0.0%
InPost SA (b)	611,918	11,269,060
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(e)	2,598,658	29
Energias de Portugal SA	9,597,659	40,272,722
Galp Energia SGPS SA	1,421,471	29,477,476
Jeronimo Martins SGPS SA	866,120	16,027,027
TOTAL PORTUGAL		85,777,254
Singapore - 1.4%
CapitaLand Ascendas REIT	11,429,538	25,224,774
CapitaLand Integrated Commercial Trust	16,479,684	26,772,620
CapitaLand Investment Ltd.	7,161,179	14,871,677
DBS Group Holdings Ltd.	6,094,258	169,805,143
Genting Singapore Ltd.	18,496,584	11,410,207
Grab Holdings Ltd. (b)	6,460,111	20,801,557
Keppel Ltd.	4,456,185	21,069,513
Oversea-Chinese Banking Corp. Ltd.	10,357,437	115,483,895
Sea Ltd. ADR Class A (b)	1,132,218	88,663,992
Sembcorp Industries Ltd.	2,733,700	10,327,707
Singapore Airlines Ltd. (a)	4,555,211	21,921,702
Singapore Exchange Ltd.	2,621,445	21,755,814
Singapore Technologies Engineering Ltd.	4,775,129	16,283,631
Singapore Telecommunications Ltd.	22,729,719	54,518,580
STMicroelectronics NV (France)	2,070,998	65,862,620
United Overseas Bank Ltd.	3,867,584	93,033,037
TOTAL SINGAPORE		777,806,469
South Africa - 0.2%
Anglo American PLC (United Kingdom)	3,886,611	113,375,316
Spain - 2.5%
Acciona SA (a)	75,493	10,205,930
ACS Actividades de Construccion y Servicios SA	561,762	25,534,357
Aena SME SA (c)	229,428	46,309,133
Amadeus IT Holding SA Class A	1,377,933	92,821,805
Banco Bilbao Vizcaya Argentaria SA	17,628,116	187,270,315
Banco de Sabadell SA	16,640,094	35,739,464
Banco Santander SA (Spain)	47,392,867	235,661,856
CaixaBank SA	11,115,290	66,949,064
Cellnex Telecom SA (c)	1,620,662	62,582,008
EDP Renovaveis SA	953,947	15,258,514
Endesa SA	971,321	20,507,636
Grifols SA (b)	912,351	10,105,298
Iberdrola SA	18,680,956	264,732,087
Industria de Diseno Textil SA	3,336,516	180,757,630
Redeia Corp. SA	1,241,285	23,572,960
Repsol SA	3,724,161	51,140,095
Telefonica SA (a)	12,142,264	54,932,593
TOTAL SPAIN		1,384,080,745
Sweden - 3.2%
AddTech AB (B Shares)	794,931	25,144,971
Alfa Laval AB	884,973	39,636,848
ASSA ABLOY AB (B Shares)	3,065,619	99,044,289
Atlas Copco AB:
(A Shares)	8,217,059	149,494,190
(B Shares)	4,772,776	75,857,214
Beijer Ref AB (B Shares)	1,103,626	18,991,714
Boliden AB	836,494	25,579,860
Epiroc AB:
(A Shares)	2,015,347	38,868,197
(B Shares)	1,193,217	21,184,186
EQT AB	1,142,378	38,137,860
Essity AB (B Shares)	1,863,605	56,553,176
Evolution AB (c)	550,726	57,248,331
Fastighets AB Balder (a)(b)	2,027,236	15,893,000
Getinge AB (B Shares)	699,599	14,553,120
H&M Hennes & Mauritz AB (B Shares) (a)	1,732,642	27,420,027
Hexagon AB (B Shares)	6,350,577	65,008,077
Holmen AB (B Shares)	233,092	9,538,698
Husqvarna AB (B Shares)	1,072,445	7,219,123
Industrivarden AB:
(A Shares) (a)	373,129	13,416,103
(C Shares)	488,053	17,510,248
Indutrade AB	835,726	26,272,604
Investment AB Latour (B Shares)	452,787	13,608,039
Investor AB (B Shares)	5,294,236	157,437,035
L E Lundbergforetagen AB (B Shares)	232,417	12,743,302
Lifco AB (B Shares)	712,879	23,813,083
Nibe Industrier AB (B Shares) (a)	4,635,150	22,859,313
Saab AB (B Shares)	979,655	23,121,812
Sagax AB	672,076	17,711,358
Sandvik AB	3,261,440	69,479,701
Securitas AB (B Shares)	1,504,361	17,580,815
Skandinaviska Enskilda Banken AB (A Shares)	4,853,718	74,685,675
Skanska AB (B Shares) (a)	1,040,716	21,010,540
SKF AB (B Shares)	1,042,666	19,724,769
Svenska Cellulosa AB SCA (B Shares) (a)	1,853,593	25,732,814
Svenska Handelsbanken AB (A Shares)	4,461,546	46,025,566
Swedbank AB (A Shares)	2,596,911	55,488,038
Swedish Orphan Biovitrum AB (b)	596,029	18,574,753
Tele2 AB (B Shares)	1,640,237	18,609,650
Telefonaktiebolaget LM Ericsson (B Shares)	8,485,479	63,303,452
Telia Co. AB	7,216,305	22,376,575
Trelleborg AB (B Shares)	651,616	25,396,537
Volvo AB:
(A Shares)	612,667	16,479,872
(B Shares)	4,858,584	128,985,606
Volvo Car AB (a)	2,280,184	6,524,202
TOTAL SWEDEN		1,743,844,343
Switzerland - 6.2%
ABB Ltd. (Reg.)	4,837,374	278,181,920
Adecco SA (Reg.)	515,161	17,478,082
Avolta AG	280,128	10,885,254
Bachem Holding AG (B Shares) (a)	103,203	9,852,272
Baloise Holdings AG	133,060	25,686,896
Banque Cantonale Vaudoise	92,095	9,848,168
Barry Callebaut AG	10,912	17,663,563
BKW AG	64,588	12,126,633
Chocoladefabriken Lindt & Spruengli AG	2,997	39,558,073
Chocoladefabriken Lindt & Spruengli AG	328	42,830,422
Clariant AG (Reg.)	659,899	10,355,923
Compagnie Financiere Richemont SA Series A	1,644,306	259,641,816
DSM-Firmenich AG	568,827	77,340,108
Ems-Chemie Holding AG	21,456	17,958,878
Galderma Group AG	145,514	14,088,350
Geberit AG (Reg.)	102,247	65,073,380
Givaudan SA	28,243	144,728,555
Helvetia Holding AG (Reg.)	113,493	17,930,839
Julius Baer Group Ltd.	630,065	36,870,445
Kuehne & Nagel International AG	147,741	45,727,495
Logitech International SA (Reg.)	476,542	43,065,651
Lonza Group AG	220,913	144,390,639
Novartis AG	6,028,467	728,348,323
Partners Group Holding AG	69,414	99,705,304
Sandoz Group AG	1,252,354	54,953,008
Schindler Holding AG:
(participation certificate)	124,314	34,484,138
(Reg.)	72,042	19,450,196
SGS SA (Reg.)	470,649	52,399,531
Sig Group AG (a)	935,259	19,738,305
Sika AG	466,306	149,209,143
Sonova Holding AG	155,017	53,942,743
Straumann Holding AG	341,393	50,583,361
Swatch Group AG (Bearer) (a)	88,883	18,621,134
Swatch Group AG (Bearer) (Reg.)	159,110	6,626,074
Swiss Life Holding AG	87,865	70,908,052
Swiss Prime Site AG	236,446	26,591,656
Swisscom AG	79,228	50,003,908
Temenos AG	183,937	12,788,279
UBS Group AG	10,060,091	307,347,289
VAT Group AG (c)	82,582	42,473,796
Zurich Insurance Group Ltd.	447,649	259,849,597
TOTAL SWITZERLAND		3,399,307,199
United Arab Emirates - 0.0%
NMC Health PLC (b)(e)	250,069	3
United Kingdom - 10.7%
3i Group PLC	2,977,199	125,056,232
Admiral Group PLC	796,250	30,513,967
Ashtead Group PLC	1,337,559	94,822,144
Associated British Foods PLC	1,026,655	33,572,820
AstraZeneca PLC (United Kingdom)	4,741,752	831,066,182
Auto Trader Group PLC (c)	2,736,396	30,582,462
Aviva PLC	8,187,760	54,259,563
BAE Systems PLC	9,268,283	166,641,783
Barclays PLC	45,155,463	136,531,065
Barratt Developments PLC	4,216,465	28,086,116
Berkeley Group Holdings PLC	323,323	21,256,941
British American Tobacco PLC (United Kingdom)	6,109,057	228,671,436
BT Group PLC	19,789,317	36,125,141
Bunzl PLC	1,034,673	48,102,796
Centrica PLC	16,040,978	27,123,268
CK Hutchison Holdings Ltd.	8,202,046	44,961,651
Coca-Cola Europacific Partners PLC	631,555	50,833,862
Compass Group PLC	5,201,817	164,404,978
Croda International PLC	405,703	21,882,496
DCC PLC (United Kingdom)	302,468	21,271,732
Diageo PLC	6,799,933	220,802,952
Entain PLC	1,954,352	16,580,562
Halma PLC	1,161,204	39,741,740
Hargreaves Lansdown PLC	1,088,016	15,874,984
HSBC Holdings PLC (United Kingdom)	56,641,189	497,911,758
Imperial Brands PLC	2,483,960	71,296,394
Informa PLC	4,078,033	44,666,377
InterContinental Hotel Group PLC	493,374	49,140,382
Intertek Group PLC	493,612	32,088,901
J Sainsbury PLC	5,058,953	19,426,831
JD Sports Fashion PLC	7,926,583	14,360,569
Kingfisher PLC	5,626,275	21,141,982
Land Securities Group PLC	2,164,913	17,897,820
Legal & General Group PLC	18,219,038	53,548,766
Lloyds Banking Group PLC	190,865,080	147,449,515
London Stock Exchange Group PLC	1,462,462	197,406,925
M&G PLC	6,914,595	19,469,530
Melrose Industries PLC	4,024,495	25,470,194
National Grid PLC	14,717,533	193,863,523
NatWest Group PLC	20,330,654	92,620,120
Next PLC	366,480	48,923,960
Pearson PLC	1,840,198	25,645,103
Persimmon PLC	978,223	21,120,472
Phoenix Group Holdings PLC	2,144,096	15,923,582
Reckitt Benckiser Group PLC	2,134,962	122,827,754
RELX PLC (London Stock Exchange)	5,710,999	266,590,492
Rentokil Initial PLC	7,721,759	49,299,545
Rolls-Royce Holdings PLC (b)	26,013,335	170,553,752
Sage Group PLC	3,068,840	40,746,409
Schroders PLC	2,465,091	11,084,871
Segro PLC	3,929,715	44,961,714
Severn Trent PLC	825,383	27,869,010
Smith & Nephew PLC	2,674,255	41,181,673
Smiths Group PLC	1,055,920	24,989,050
Spirax-Sarco Engineering PLC	225,169	22,755,227
SSE PLC	3,344,500	82,883,302
Standard Chartered PLC (United Kingdom)	6,634,469	68,264,691
Taylor Wimpey PLC	10,827,296	22,900,485
Tesco PLC	21,185,109	98,772,403
Unilever PLC	7,630,924	494,684,327
United Utilities Group PLC	2,085,326	28,023,378
Vodafone Group PLC	69,129,692	67,761,323
Whitbread PLC	551,117	20,881,109
Wise PLC (b)	2,037,136	18,847,987
WPP PLC	3,298,881	31,599,810
TOTAL UNITED KINGDOM		5,855,617,889
United States of America - 9.2%
Alcon, Inc. (Switzerland)	1,528,414	147,977,733
BP PLC	50,559,449	286,231,215
CSL Ltd.	1,478,102	307,299,248
CyberArk Software Ltd. (b)	131,970	37,841,078
Experian PLC	2,810,717	135,988,030
Ferrovial SE	1,596,022	66,582,520
GSK PLC	12,678,352	276,129,070
Haleon PLC	22,345,556	112,549,008
Holcim AG	1,594,222	154,437,154
James Hardie Industries PLC CDI (b)	1,319,564	49,223,767
Monday.com Ltd. (b)	114,189	30,361,713
Nestle SA (Reg. S)	8,013,749	859,395,632
QIAGEN NV (Germany)	678,581	31,106,790
Roche Holding AG:
(Bearer)	97,799	35,481,691
(participation certificate)	2,149,022	727,488,655
Sanofi SA	3,486,046	391,267,220
Schneider Electric SA	1,672,429	426,636,852
Shell PLC:
(London)	19,274,019	682,947,148
rights (b)(d)	19,343,571	6,654,188
Stellantis NV (Italy)	6,473,600	108,326,278
Swiss Re Ltd.	922,546	125,567,405
Tenaris SA	1,444,414	21,257,100
TOTAL UNITED STATES OF AMERICA		5,020,749,495
TOTAL COMMON STOCKS (Cost $40,286,629,758)		53,049,403,590

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
France - 0.1%
Air Liquide SA	438,118	81,773,890
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	179,822	15,544,224
Dr. Ing. h.c. F. Porsche AG Series F (c)	348,584	27,339,239
Henkel AG & Co. KGaA	518,117	47,398,848
Porsche Automobil Holding SE (Germany)	470,404	21,167,584
Sartorius AG (non-vtg.)	80,161	22,099,326
Volkswagen AG	623,998	66,411,991
TOTAL GERMANY		199,961,212
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $263,402,839)		281,735,102

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (g) (Cost $39,322,145)	39,771,000	39,335,496

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	1,050,497,284	1,050,707,384
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	147,772,731	147,787,509
TOTAL MONEY MARKET FUNDS (Cost $1,198,494,893)		1,198,494,893

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $41,787,849,635)	54,568,969,081
NET OTHER ASSETS (LIABILITIES) - 0.2%	96,929,864
NET ASSETS - 100.0%	54,665,898,945

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	10,923	Sep 2024	1,342,709,775	70,015,608	70,015,608

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $676,760,748 or 1.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,335,496.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,182,680,033	3,496,521,027	3,628,539,476	24,751,818	45,800	-	1,050,707,384	2.3%
Fidelity Securities Lending Cash Central Fund 5.39%	163,483,306	734,773,212	750,469,009	833,256	-	-	147,787,509	0.6%
Total	1,346,163,339	4,231,294,239	4,379,008,485	25,585,074	45,800	-	1,198,494,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,250,989,705	903,779,693	1,347,210,012	-
Consumer Discretionary	5,852,561,313	2,342,954,974	3,509,606,339	-
Consumer Staples	4,636,432,803	1,621,017,547	3,015,415,256	-
Energy	2,069,058,767	205,209,720	1,863,849,047	-
Financials	10,762,154,535	5,175,343,515	5,586,810,991	29
Health Care	7,589,099,929	2,101,084,283	5,488,015,643	3
Industrials	9,076,130,046	4,793,543,827	4,282,586,219	-
Information Technology	4,768,179,028	1,522,998,895	3,245,180,133	-
Materials	3,431,859,116	1,608,179,892	1,823,679,224	-
Real Estate	1,126,146,199	1,069,280,882	56,865,317	-
Utilities	1,768,527,251	1,113,816,105	654,711,146	-

Government Obligations	39,335,496	-	39,335,496	-

Money Market Funds	1,198,494,893	1,198,494,893	-	-
Total Investments in Securities:	54,568,969,081	23,655,704,226	30,913,264,823	32
Derivative Instruments: Assets
Futures Contracts	70,015,608	70,015,608	-	-
Total Assets	70,015,608	70,015,608	-	-
Total Derivative Instruments:	70,015,608	70,015,608	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	70,015,608	0
Total Equity Risk	70,015,608	0
Total Value of Derivatives	70,015,608	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $141,233,410) - See accompanying schedule:
Unaffiliated issuers (cost $40,589,354,742)	$53,370,474,188
Fidelity Central Funds (cost $1,198,494,893)	1,198,494,893

Total Investment in Securities (cost $41,787,849,635)		$54,568,969,081
Segregated cash with brokers for derivative instruments		4,680,566
Foreign currency held at value (cost $22,266,000)		22,181,449
Receivable for investments sold		436,013,166
Receivable for fund shares sold		68,772,011
Dividends receivable		104,098,830
Reclaims receivable		147,559,557
Distributions receivable from Fidelity Central Funds		4,964,533
Receivable for daily variation margin on futures contracts		2,333,010
Other receivables		607,521
Total assets		55,360,179,724
Liabilities
Payable for investments purchased
Regular delivery	$438,602,778
Delayed delivery	8,369,021
Payable for fund shares redeemed	97,394,443
Accrued management fee	1,525,464
Other payables and accrued expenses	608,306
Collateral on securities loaned	147,780,767
Total liabilities		694,280,779
Net Assets		$54,665,898,945
Net Assets consist of:
Paid in capital		$45,292,397,579
Total accumulated earnings (loss)		9,373,501,366
Net Assets		$54,665,898,945
Net Asset Value, offering price and redemption price per share ($54,665,898,945 ÷ 1,032,260,586 shares)		$52.96
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$1,099,390,759
Foreign Tax Reclaims		68,849,019
Interest		1,156,199
Income from Fidelity Central Funds (including $833,256 from security lending)		25,585,074
Income before foreign taxes withheld		$1,194,981,051
Less foreign taxes withheld		(125,639,915)
Total income		1,069,341,136
Expenses
Management fee	$8,769,388
Independent trustees' fees and expenses	104,188
Legal	1,049,922
Total expenses before reductions	9,923,498
Expense reductions	(36)
Total expenses after reductions		9,923,462
Net Investment income (loss)		1,059,417,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(209,792,567)
Redemptions in-kind	360,882,628
Fidelity Central Funds	45,800
Foreign currency transactions	(2,502,797)
Futures contracts	89,458,601
Total net realized gain (loss)		238,091,665
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,430,982,552
Assets and liabilities in foreign currencies	9,642,337
Futures contracts	15,481,033
Total change in net unrealized appreciation (depreciation)		3,456,105,922
Net gain (loss)		3,694,197,587
Net increase (decrease) in net assets resulting from operations		$4,753,615,261
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,059,417,674	$1,301,505,324
Net realized gain (loss)	238,091,665	(543,569,927)
Change in net unrealized appreciation (depreciation)	3,456,105,922	5,348,734,573
Net increase (decrease) in net assets resulting from operations	4,753,615,261	6,106,669,970
Distributions to shareholders	(177,929,597)	(1,259,480,263)

Share transactions
Proceeds from sales of shares	6,999,982,126	12,974,852,284
Reinvestment of distributions	159,991,745	1,137,766,490
Cost of shares redeemed	(5,408,193,337)	(9,756,163,555)

Net increase (decrease) in net assets resulting from share transactions	1,751,780,534	4,356,455,219
Total increase (decrease) in net assets	6,327,466,198	9,203,644,926

Net Assets
Beginning of period	48,338,432,747	39,134,787,821
End of period	$54,665,898,945	$48,338,432,747

Other Information
Shares
Sold	139,890,982	284,394,694
Issued in reinvestment of distributions	3,306,298	25,099,635
Redeemed	(108,287,778)	(214,058,512)
Net increase (decrease)	34,909,502	95,435,817

Financial Highlights
Fidelity® International Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$48.47	$43.39	$45.94	$46.08	$38.65	$39.67
Income from Investment Operations
Net investment income (loss) B,C	1.05	1.39	1.33	1.36	.97	1.28
Net realized and unrealized gain (loss)	3.62	5.01	(2.78)	.01	7.30	(.93)
Total from investment operations	4.67	6.40	(1.45)	1.37	8.27	.35
Distributions from net investment income	(.18)	(1.32)	(1.10)	(1.51)	(.84)	(1.37)
Total distributions	(.18)	(1.32)	(1.10)	(1.51)	(.84)	(1.37)
Net asset value, end of period	$52.96	$48.47	$43.39	$45.94	$46.08	$38.65
Total Return D,E	9.67%	14.97%	(3.07)%	2.81%	21.47%	.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.04% H	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04 % H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04% H	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	4.18% H	3.06%	3.19%	2.76%	2.40%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$54,665,899	$48,338,433	$39,134,788	$39,283,051	$32,386,075	$28,282,191
Portfolio turnover rate I	4 % H,J	3% J	4% J	2%	7%	2%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,241,899
Fidelity Extended Market Index Fund	638,141
Fidelity International Index Fund	607,521

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, redemptions in-kind, partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Total Market Index Fund	46,800,788,580	57,070,927,225	(4,756,725,424)	52,314,201,801
Fidelity Extended Market Index Fund	34,336,326,177	15,697,307,407	(6,607,704,130)	9,089,603,277
Fidelity International Index Fund	42,401,722,762	15,762,205,567	(3,524,943,640)	12,237,261,927

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Total Market Index Fund	(199,958,561)	(192,316,373)	(392,274,934)
Fidelity Extended Market Index Fund	-	(240,335,250)	(240,335,250)
Fidelity International Index Fund	(632,951,038)	(3,443,697,900)	(4,076,648,938)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4.Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	2,865,736,307	1,181,423,951
Fidelity Extended Market Index Fund	5,991,468,493	2,072,327,066
Fidelity International Index Fund	4,115,903,024	1,000,185,975

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total Market Index Fund	5,702,258	631,748,221	836,089,541
Fidelity Extended Market Index Fund	24,751,136	1,299,503,800	1,988,149,772
Fidelity International Index Fund	13,235,714	360,882,628	653,196,558

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	34,016,689	1,400,681,310	2,440,362,285
Fidelity International Index Fund	3,428,360	84,733,390	160,376,949

6.Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	Borrower	88,694,077	5.57%	178,278
Fidelity Extended Market Index Fund	Borrower	23,142,600	5.57%	35,808

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Market Index Fund	727,962	63,816	1,715,572
Fidelity Extended Market Index Fund	2,480,156	216,677	5,602,341
Fidelity International Index Fund	90,559	-	-

9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	21,328,200	5.83%	17,270

10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Total Market Index Fund	45,096
Fidelity Extended Market Index Fund	184,680
Fidelity International Index Fund	36
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment programs. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Other Contractual Arrangements. The Board considered that current contractual arrangements for Fidelity Extended Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity International Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
The Board considered that current contractual arrangements for Fidelity Total Market Index Fund oblige FMR to pay all "class-level" expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.015%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.929382.112
SIF-I-SANN-1024
Fidelity® Series Total Market Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Total Market Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	25,649	909,770
AST SpaceMobile, Inc. Class A, (a)(b)	188,285	5,467,796
AT&T, Inc.	9,689,613	192,823,299
ATN International, Inc.	14,231	380,822
Bandwidth, Inc. Class A, (a)	32,055	550,064
Cogent Communications Group, Inc. (b)	57,434	4,019,231
Consolidated Communications Holdings, Inc. (a)	100,184	457,841
Frontier Communications Parent, Inc. (a)	302,521	8,712,605
GCI Liberty, Inc. Class A (Escrow) (c)(h)	87,181	1
Globalstar, Inc. (a)(b)	1,017,179	1,271,474
IDT Corp. Class B	26,661	1,022,716
Iridium Communications, Inc.	163,614	4,221,241
Liberty Global Ltd.:
Class A	127,405	2,465,287
Class C (b)	336,408	6,617,145
Liberty Latin America Ltd.:
Class A (a)	76,250	722,088
Class C (a)	139,241	1,318,612
Lumen Technologies, Inc. (a)	1,370,256	7,193,844
Nextplat Corp. (a)	4,554	5,328
Shenandoah Telecommunications Co.	67,944	1,027,313
Verizon Communications, Inc.	5,688,833	237,679,443
		476,865,920
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A	498,944	2,404,910
Atlanta Braves Holdings, Inc.:
Class A (a)	26,088	1,189,613
Class C, (a)	40,589	1,740,456
Cinemark Holdings, Inc. (a)	144,927	3,968,101
Cineverse Corp. (a)(b)	13,040	10,466
CuriosityStream, Inc. Class A	29,764	45,837
Dolphin Entertainment, Inc. (a)	14,761	10,466
Electronic Arts, Inc.	328,426	49,861,635
Endeavor Group Holdings, Inc. (b)	251,240	6,904,075
Eventbrite, Inc. (a)	114,007	362,542
Gaia, Inc. Class A (a)	21,686	103,225
Golden Matrix Group, Inc. (a)(b)	34,215	88,617
Kartoon Studios, Inc. (a)(b)	41,364	38,469
Liberty Media Corp. Liberty Formula One:
Class A	54,914	3,878,027
Class C	276,588	21,587,693
Liberty Media Corp. Liberty Live:
Class C	67,928	2,742,253
Series A	22,217	879,793
Lions Gate Entertainment Corp.:
Class A (a)(b)	129,894	1,009,276
Class B (a)	127,597	882,971
Live Nation Entertainment, Inc. (a)	192,603	18,811,535
LiveOne, Inc. (a)	107,345	186,780
Madison Square Garden Entertainment Corp. Class A (a)	55,634	2,348,867
Madison Square Garden Sports Corp. (a)	22,596	4,723,694
Marcus Corp.	36,999	523,536
Mega Matrix Corp. (a)(b)	30,743	61,179
Motorsport Games, Inc. Class A (a)	1,046	1,245
Moving Image Technologies, Inc. (a)	7,345	4,297
Netflix, Inc. (a)	582,337	408,422,055
Playstudios, Inc. Class A (a)	120,142	182,616
Playtika Holding Corp.	93,651	708,938
PodcastOne, Inc.	4,608	7,235
Reading International, Inc.:
Class A (a)	19,566	35,219
Class B (a)	411	3,905
Reservoir Media, Inc. (a)	45,710	354,710
Roblox Corp. Class A (a)	679,132	29,875,017
Roku, Inc. Class A (a)	171,160	11,599,513
Skillz, Inc. (a)(b)	17,470	103,073
Snail, Inc. (a)	2,798	2,376
Sphere Entertainment Co. Class A (a)	35,957	1,675,596
Take-Two Interactive Software, Inc. (a)	214,597	34,702,481
The Walt Disney Co.	2,463,684	222,667,760
TKO Group Holdings, Inc.	79,571	9,407,679
Vivid Seats, Inc. Class A (a)(b)	87,246	405,694
Warner Bros Discovery, Inc. (a)	3,016,343	23,648,129
Warner Music Group Corp. Class A (b)	191,268	5,472,177
		873,643,731
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A	7,937,720	1,296,864,694
Class C	6,604,682	1,090,499,045
Angi, Inc. Class A, (a)	116,209	313,764
Bumble, Inc. Class A (a)	126,699	850,150
BuzzFeed, Inc. (a)(b)	17,943	46,472
CarGurus, Inc. Class A (a)	105,879	3,068,373
Cars.com, Inc. (a)	82,972	1,480,220
DHI Group, Inc. (a)	51,594	100,092
EverQuote, Inc. Class A (a)	30,125	744,088
fuboTV, Inc. (a)(b)	391,853	658,313
Getty Images Holdings, Inc. (a)(b)	55,128	209,486
Grindr, Inc. (a)(b)	26,230	315,547
IAC, Inc. Class A (a)	94,395	4,982,168
Izea Worldwide, Inc. (a)	19,312	42,486
Match Group, Inc. (a)	357,922	13,318,278
MediaAlpha, Inc. Class A (a)	34,819	619,778
Meta Platforms, Inc. Class A	2,961,599	1,543,911,175
Nextdoor Holdings, Inc. Class A (a)	212,219	530,548
Onfolio Holdings, Inc. (a)	2,887	2,945
Outbrain, Inc. (a)	42,769	218,122
Paltalk, Inc. (a)	8,618	27,664
Pinterest, Inc. Class A (a)	809,772	25,945,095
PSQ Holdings, Inc. Class A (a)(b)	19,411	52,216
QuinStreet, Inc. (a)	71,424	1,364,913
Reddit, Inc. Class A	40,245	2,415,907
Rumble, Inc. (a)(b)	104,012	598,069
Shutterstock, Inc. (b)	31,951	1,146,402
Snap, Inc. Class A (a)	1,386,744	12,952,189
Society Pass, Inc. (a)(b)	1,282	1,295
Super League Enterprise, Inc. (a)	2,595	2,958
System1, Inc. (a)	32,658	40,496
The Arena Group Holdings, Inc. (a)	24,534	23,307
Travelzoo, Inc. (a)	9,549	115,256
TripAdvisor, Inc. Class A (a)	148,385	2,153,066
TrueCar, Inc. (a)	102,878	308,634
Trump Media & Technology Group (a)(b)	66,236	1,291,602
Vimeo, Inc. Class A (a)	212,501	1,136,880
Yelp, Inc. Class A (a)	91,287	3,188,655
Zedge, Inc. (a)	15,805	56,582
Ziff Davis, Inc. (a)	62,695	3,063,905
ZipRecruiter, Inc. (a)	101,601	970,290
Zoominfo Technologies, Inc. (a)	385,968	3,817,224
		4,019,448,349
Media - 0.6%
Advantage Solutions, Inc. Class A (a)(b)	132,948	514,509
Altice U.S.A., Inc. Class A (a)	311,421	573,015
AMC Networks, Inc. Class A (a)	40,748	401,368
Asset Entities, Inc. (a)(b)	791	1,123
Beasley Broadcast Group, Inc. Class A (a)	5,666	3,570
Boston Omaha Corp. (a)	27,192	388,574
Cable One, Inc. (b)	6,126	2,160,763
Cardlytics, Inc. (a)(b)	62,740	245,313
Cbdmd, Inc. (a)(b)	1,079	587
Charter Communications, Inc. Class A (a)	132,371	46,004,217
Clear Channel Outdoor Holdings, Inc. (a)	473,737	710,606
Comcast Corp. Class A	5,289,100	209,289,687
comScore, Inc. (a)	5,140	36,854
Creative Realities, Inc. (a)	5,304	24,451
Cumulus Media, Inc. (a)	21,983	36,492
DallasNews Corp.	5,654	23,464
Direct Digital Holdings, Inc. (a)	4,017	12,071
E.W. Scripps Co. Class A (a)	79,201	156,026
EchoStar Corp. Class A (a)	162,670	3,015,902
Emerald Holding, Inc. (b)	24,175	134,171
Entravision Communication Corp. Class A	85,008	176,817
Fluent, Inc. (a)	9,714	27,588
Fox Corp.:
Class A	346,977	14,354,438
Class B	140,451	5,397,532
Gannett Co., Inc. (a)	194,917	1,031,111
Gray Television, Inc.	119,054	607,175
Gray Television, Inc. Class A	514	4,019
Harte-Hanks, Inc. (a)	7,563	56,949
Ibotta, Inc. (b)	8,762	501,099
iHeartMedia, Inc. (a)	138,434	215,957
Innovid Corp. (a)	128,262	234,719
Integral Ad Science Holding Corp. (a)	92,768	1,078,892
Interpublic Group of Companies, Inc.	508,645	16,586,913
John Wiley & Sons, Inc.:
Class A	57,892	2,796,763
Class B	632	30,450
Lee Enterprises, Inc. (a)	6,798	60,774
Lendway, Inc. (a)	1,383	6,279
Liberty Broadband Corp.:
Class A (a)	22,213	1,360,546
Class C (a)	150,749	9,403,723
Liberty Media Corp. Liberty SiriusXM:
Class A	99,658	2,372,857
Class C	203,449	4,848,190
Magnite, Inc. (a)	167,299	2,307,053
Marchex, Inc. Class B (a)	22,844	45,003
Mediaco Holding, Inc. Class A (a)	29,249	97,984
National CineMedia, Inc. (a)	129,109	889,561
News Corp.:
Class A	513,600	14,550,288
Class B	153,137	4,506,822
Nexstar Media Group, Inc.	42,372	7,240,527
Omnicom Group, Inc.	264,455	26,559,216
Paramount Global:
Class A (b)	36,307	804,926
Class B (b)	618,006	6,470,523
PubMatic, Inc. Class A (a)	56,099	875,144
Saga Communications, Inc. Class A	6,684	98,388
Scholastic Corp.	34,172	1,089,403
Sinclair, Inc. Class A (b)	55,319	770,040
Sirius XM Holdings, Inc. (b)	885,394	2,912,946
SPAR Group, Inc. (a)	12,713	18,434
Stagwell, Inc. (a)	141,830	1,019,758
Stran & Co., Inc. (a)	13,640	17,323
TechTarget, Inc. (a)	34,974	932,057
TEGNA, Inc. (b)	235,877	3,273,973
The New York Times Co. Class A	220,864	12,132,060
The Trade Desk, Inc. Class A (a)	601,713	62,897,060
Thryv Holdings, Inc. (a)	41,766	760,977
Townsquare Media, Inc.	17,151	181,286
Treasure Global, Inc. (a)	60	42
Urban One, Inc.:
Class A (a)	9,638	20,529
Class D (non-vtg.) (a)	23,198	32,013
WideOpenWest, Inc. (a)	64,456	355,797
		475,744,687
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	82,823	660,099
KORE Group Holdings, Inc. (a)	9,458	23,361
NII Holdings, Inc. (a)(c)	62,298	1
Spok Holdings, Inc.	27,218	404,732
SurgePays, Inc. (a)(b)	13,205	21,656
T-Mobile U.S., Inc.	696,514	138,411,262
Telephone & Data Systems, Inc.	133,512	3,153,553
U.S. Cellular Corp. (a)	19,082	1,061,341
		143,736,005
TOTAL COMMUNICATION SERVICES		5,989,438,692
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.2%
Adient PLC (a)	125,389	2,836,299
American Axle & Manufacturing Holdings, Inc. (a)	156,070	1,003,530
Aptiv PLC (a)	367,483	26,286,059
Autoliv, Inc.	98,135	10,055,893
BorgWarner, Inc.	308,618	10,514,615
Cooper-Standard Holding, Inc. (a)	23,094	356,802
Dana, Inc.	171,283	1,933,785
Dorman Products, Inc. (a)	37,640	4,269,129
Fox Factory Holding Corp. (a)	56,046	2,268,742
Garrett Motion, Inc. (a)	173,783	1,451,088
Gentex Corp.	311,390	9,755,849
Gentherm, Inc. (a)	42,245	2,135,062
Holley, Inc. (a)	68,690	221,869
LCI Industries	34,192	4,029,185
Lear Corp.	76,657	8,942,039
Luminar Technologies, Inc. Class A (a)(b)	395,392	403,300
Mobileye Global, Inc. Class A (a)(b)	103,590	1,479,265
Modine Manufacturing Co. (a)	70,706	8,594,314
Motorcar Parts of America, Inc. (a)	22,613	149,924
Patrick Industries, Inc.	28,412	3,671,399
Phinia, Inc.	61,170	2,933,713
QuantumScape Corp. Class A (a)(b)	493,647	2,868,089
Solid Power, Inc. (a)	168,597	241,094
Standard Motor Products, Inc.	24,974	806,910
Stoneridge, Inc. (a)	36,982	530,322
Strattec Security Corp. (a)	5,063	179,585
Superior Industries International, Inc. (a)	28,808	97,371
Sypris Solutions, Inc. (a)(b)	11,199	18,030
The Goodyear Tire & Rubber Co. (a)	383,175	3,379,604
Visteon Corp. (a)	38,075	3,854,332
Worksport Ltd. (a)	25,213	15,105
XPEL, Inc. (a)	28,478	1,232,813
		116,515,116
Automobiles - 1.3%
AYRO, Inc. (a)(b)	3,982	3,365
Canoo, Inc. (a)(b)	77,022	117,073
Envirotech Vehicles, Inc. (a)	17,976	33,435
Faraday Future Intelligent Electric, Inc. (a)(b)	1,388	6,975
Ford Motor Co.	5,300,956	59,317,698
General Motors Co.	1,542,030	76,762,253
Harley-Davidson, Inc.	166,076	6,217,885
Lucid Group, Inc. Class A (a)(b)	1,241,503	4,990,842
Mullen Automotive, Inc. (a)(b)	6,407	1,378
Phoenix Motor, Inc. (a)	3,548	1,951
Rivian Automotive, Inc. Class A (a)(b)	943,853	13,336,643
Tesla, Inc. (a)	3,749,727	802,854,048
Thor Industries, Inc.	71,999	7,722,613
Winnebago Industries, Inc. (b)	39,669	2,366,653
Workhorse Group, Inc. (a)(b)	13,242	9,005
		973,741,817
Broadline Retail - 3.1%
1stDibs.com, Inc. (a)	33,414	164,063
Amazon.com, Inc. (a)	12,375,930	2,209,103,505
Big Lots, Inc. (a)(b)	37,086	20,253
ContextLogic, Inc. Class A (a)	27,519	148,603
Dillard's, Inc. Class A	4,598	1,558,584
eBay, Inc.	684,056	40,427,710
Etsy, Inc. (a)	158,115	8,710,555
Groupon, Inc. (a)(b)	33,343	462,467
Kohl's Corp. (b)	148,581	2,880,986
Macy's, Inc.	372,675	5,802,550
Nordstrom, Inc. (b)	131,695	2,942,066
Ollie's Bargain Outlet Holdings, Inc. (a)	83,061	7,438,943
Qurate Retail, Inc.:
Class B (a)	7,083	28,049
Series A (a)	426,675	256,048
Savers Value Village, Inc. (a)(b)	30,302	268,173
		2,280,212,555
Distributors - 0.1%
A-Mark Precious Metals, Inc. (b)	23,527	916,847
Amcon Distributing Co.	229	32,845
Cheetah Net Supply Chain Service, Inc. (b)	4,253	1,003
Educational Development Corp. (a)	7,003	13,866
Genuine Parts Co.	188,344	26,982,161
Kaival Brands Innovations Group, Inc. (a)	811	539
LKQ Corp.	360,213	14,981,259
Pool Corp.	51,699	18,178,402
Weyco Group, Inc.	9,692	323,519
		61,430,441
Diversified Consumer Services - 0.1%
ADT, Inc.	366,270	2,670,108
Adtalem Global Education, Inc. (a)	50,550	3,827,141
Allurion Technologies, Inc. (b)	46,683	30,773
American Public Education, Inc. (a)	24,192	404,490
Amesite, Inc. (a)	1,732	3,914
Bright Horizons Family Solutions, Inc. (a)	78,449	11,039,343
Carriage Services, Inc.	18,317	607,209
Chegg, Inc. (a)	139,226	300,728
Coursera, Inc. (a)	148,736	1,204,762
Duolingo, Inc. Class A (a)	49,958	10,619,572
European Wax Center, Inc. Class A (a)	47,072	324,797
Frontdoor, Inc. (a)	106,411	5,116,241
Graham Holdings Co. Class B	4,672	3,715,128
Grand Canyon Education, Inc. (a)	39,750	5,764,148
H&R Block, Inc.	188,375	11,926,021
Laureate Education, Inc.	179,265	2,764,266
Lincoln Educational Services Corp. (a)	38,743	482,350
Mister Car Wash, Inc. (a)	121,695	792,234
Nerdy, Inc. Class A (a)(b)	92,161	99,534
OneSpaWorld Holdings Ltd.	126,272	2,003,937
Perdoceo Education Corp. (b)	87,993	1,974,563
Regis Corp. (a)	2,202	46,242
Service Corp. International	196,611	15,388,743
Strategic Education, Inc.	29,458	2,842,697
Stride, Inc. (a)	53,731	4,424,211
The Beachbody Co., Inc. (a)(b)	3,499	23,373
Udemy, Inc. (a)	117,053	991,439
Universal Technical Institute, Inc. (a)	51,094	891,590
Wag! Group Co. (a)(b)	11,445	9,471
WW International, Inc. (a)(b)	105,672	82,636
Xwell, Inc. (a)(b)	5,752	10,929
		90,382,590
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	75,869	884,633
Airbnb, Inc. Class A (a)	596,569	69,983,509
Allied Esports Entertainment, Inc. (a)	18,221	23,141
Aramark	355,622	13,026,434
Ark Restaurants Corp.	2,540	31,902
Bally's Corp. (a)	39,270	675,444
Biglari Holdings, Inc.:
Class A (a)	82	70,028
Class B (a)	1,010	180,780
BJ's Restaurants, Inc. (a)	31,068	951,613
Bloomin' Brands, Inc.	116,472	2,038,260
Booking Holdings, Inc.	45,841	179,203,012
Bowlero Corp. Class A (b)	50,442	557,384
Boyd Gaming Corp.	90,672	5,442,133
Brinker International, Inc. (a)	59,660	4,266,883
BurgerFi International, Inc. (a)	15,389	2,373
Caesars Entertainment, Inc. (a)	291,498	10,971,985
Canterbury Park Holding Co.	3,347	66,940
Carnival Corp. (a)	1,363,436	22,496,694
Cava Group, Inc. (a)	19,954	2,275,554
Century Casinos, Inc. (a)	34,986	86,066
Chipotle Mexican Grill, Inc. (a)	1,856,147	104,092,724
Choice Hotels International, Inc. (b)	32,326	4,124,474
Churchill Downs, Inc.	90,308	12,550,103
Chuy's Holdings, Inc. (a)	23,362	869,066
Cracker Barrel Old Country Store, Inc. (b)	30,104	1,191,516
Darden Restaurants, Inc. (b)	161,268	25,504,534
Dave & Buster's Entertainment, Inc. (a)	43,410	1,360,469
Denny's Corp. (a)	72,267	472,626
Dine Brands Global, Inc.	20,908	661,111
Domino's Pizza, Inc.	47,098	19,508,463
Doordash, Inc. (a)	423,076	54,454,112
Draftkings Holdings, Inc. Class A (a)	643,631	22,205,270
Dutch Bros, Inc. Class A (a)	115,673	3,585,863
El Pollo Loco Holdings, Inc. (a)	35,964	498,461
Empire Resorts, Inc. (c)	2,596	0
Everi Holdings, Inc. (a)	114,527	1,494,577
Expedia Group, Inc. Class A (a)	171,484	23,851,710
FAT Brands, Inc.:
Class A	166	845
Class B	6,852	34,054
First Watch Restaurant Group, Inc. (a)(b)	32,333	533,818
Flanigans Enterprises, Inc.	648	16,388
Full House Resorts, Inc. (a)	43,410	221,825
GAN Ltd. (a)	55,212	95,517
GEN Restaurant Group, Inc. (a)	5,430	49,522
Global Business Travel Group, Inc. (a)	63,989	447,283
Golden Entertainment, Inc.	29,757	963,829
Good Times Restaurants, Inc. (a)	10,762	34,977
Hall of Fame Resort & Entertainment Co. (a)(b)	4,967	10,778
Hilton Grand Vacations, Inc. (a)	91,786	3,541,104
Hilton Worldwide Holdings, Inc.	337,865	74,208,669
Hyatt Hotels Corp. Class A	60,918	9,254,663
Inspirato, Inc. (a)(b)	1,289	5,478
Inspired Entertainment, Inc. (a)	34,438	310,975
Jack in the Box, Inc. (b)	26,438	1,304,980
Krispy Kreme, Inc. (b)	113,452	1,278,604
Kura Sushi U.S.A., Inc. Class A (a)(b)	7,568	499,412
Las Vegas Sands Corp.	492,327	19,195,830
Life Time Group Holdings, Inc. (a)	96,343	2,265,987
Light & Wonder, Inc. Class A (a)	121,584	13,352,355
Lindblad Expeditions Holdings (a)	51,356	509,452
Lottery.Com, Inc. (a)	3,176	2,521
Marriott International, Inc. Class A	324,120	76,067,723
Marriott Vacations Worldwide Corp.	43,889	3,247,786
McDonald's Corp.	973,913	281,129,727
MGM Resorts International (a)	338,535	12,725,531
Monarch Casino & Resort, Inc.	17,876	1,357,146
Mondee Holdings, Inc. Class A (a)(b)	52,819	105,638
Nathan's Famous, Inc.	3,617	281,511
Noodles & Co. Class A (a)	46,632	73,679
Norwegian Cruise Line Holdings Ltd. (a)	578,501	10,349,383
Papa John's International, Inc. (b)	43,945	2,081,675
Penn Entertainment, Inc. (a)	202,845	3,776,974
Pinstripes Holdings, Inc. (a)(b)	63,385	148,955
Planet Fitness, Inc. (a)	118,232	9,601,621
Playa Hotels & Resorts NV (a)	138,493	1,091,325
PlayAGS, Inc. (a)	53,093	601,013
Portillo's, Inc. Class A (a)(b)	79,615	980,061
Potbelly Corp. (a)	33,394	266,484
Rave Restaurant Group, Inc. (a)	20,002	36,604
RCI Hospitality Holdings, Inc.	12,036	548,721
Red Robin Gourmet Burgers, Inc. (a)(b)	21,134	73,969
Red Rock Resorts, Inc.	66,979	3,903,536
Royal Caribbean Cruises Ltd.	320,036	52,684,326
Rush Street Interactive, Inc. (a)	98,684	924,669
Sabre Corp. (a)	515,264	1,571,555
Serve Robotics, Inc. (b)	13,088	111,183
Shake Shack, Inc. Class A (a)	50,912	5,061,162
Six Flags Entertainment Corp.	126,128	5,521,884
Soho House & Co., Inc. Class A (a)(b)	52,324	329,118
Sonder Holdings, Inc. (a)(b)	12,022	81,750
Starbucks Corp.	1,530,750	144,763,028
Sweetgreen, Inc. Class A (a)	125,171	3,956,655
Target Hospitality Corp. (a)	37,388	362,290
Texas Roadhouse, Inc.	90,206	15,222,263
The Cheesecake Factory, Inc. (b)	63,246	2,486,200
The ONE Group Hospitality, Inc. (a)	32,411	124,782
Travel+Leisure Co.	96,271	4,260,954
United Parks & Resorts, Inc. (a)	47,109	2,318,705
Vacasa, Inc. Class A (a)(b)	5,961	19,969
Vail Resorts, Inc.	51,345	9,329,387
Wendy's Co. (b)	225,147	3,809,487
Wingstop, Inc.	39,728	15,339,378
Wyndham Hotels & Resorts, Inc.	109,237	8,596,952
Wynn Resorts Ltd.	127,184	9,777,906
Xponential Fitness, Inc. (a)(b)	31,858	411,605
Yoshiharu Global Co. (a)(b)	327	1,380
Yum! Brands, Inc.	380,278	51,307,108
		1,464,621,471
Household Durables - 0.6%
Aterian, Inc. (a)(b)	8,366	25,014
Bassett Furniture Industries, Inc.	12,070	170,911
Beazer Homes U.S.A., Inc. (a)	37,945	1,186,920
Cavco Industries, Inc. (a)	10,436	4,313,408
Century Communities, Inc.	38,340	3,836,684
Champion Homes, Inc. (a)	72,707	6,791,561
Cricut, Inc. (b)	64,868	374,937
D.R. Horton, Inc.	400,580	75,613,481
Dixie Group, Inc. (a)	13,394	10,179
Dream Finders Homes, Inc. (a)	32,450	1,085,453
Emerson Radio Corp. (a)	6,994	3,200
Ethan Allen Interiors, Inc. (b)	30,657	965,082
Flexsteel Industries, Inc.	5,240	216,831
Garmin Ltd.	207,599	38,050,821
GoPro, Inc. Class A (a)	169,560	217,037
Green Brick Partners, Inc. (a)	35,599	2,804,489
Hamilton Beach Brands Holding Co. Class A (b)	11,011	322,512
Helen of Troy Ltd. (a)	31,761	1,695,402
Hooker Furnishings Corp.	14,871	235,557
Hovnanian Enterprises, Inc. Class A (a)	6,471	1,399,224
Installed Building Products, Inc.	31,733	7,054,563
iRobot Corp. (a)	37,468	274,266
KB Home	99,036	8,290,304
Koss Corp. (a)	7,625	61,839
La-Z-Boy, Inc.	57,060	2,314,924
Landsea Homes Corp. Class A (a)	15,894	189,298
Legacy Housing Corp. (a)	9,978	269,007
Leggett & Platt, Inc.	181,417	2,293,111
Lennar Corp. Class A	346,280	63,043,737
LGI Homes, Inc. (a)	27,411	2,957,099
Lifetime Brands, Inc.	15,395	110,074
Live Ventures, Inc. (a)	1,636	30,740
Lovesac (a)	19,568	454,760
M/I Homes, Inc. (a)	37,402	5,960,757
Meritage Homes Corp.	49,010	9,707,411
Mohawk Industries, Inc. (a)	71,715	11,125,865
Newell Brands, Inc.	516,172	3,659,659
Nova LifeStyle, Inc. (a)	1,084	1,572
NVR, Inc. (a)	4,226	38,762,816
PulteGroup, Inc.	284,059	37,396,367
Purple Innovation, Inc. Class A (a)	74,596	89,515
Singing Machine Co., Inc. (a)	1,393	1,078
Smith Douglas Homes Corp. (b)	12,068	442,413
Sonos, Inc. (a)	165,679	2,026,254
Star Equity Holdings, Inc. (a)	2,215	9,015
Taylor Morrison Home Corp. (a)	142,092	9,567,054
Tempur Sealy International, Inc.	234,228	12,280,574
Toll Brothers, Inc.	140,515	20,243,996
TopBuild Corp. (a)	42,720	16,789,814
Traeger, Inc. (a)	95,417	342,547
TRI Pointe Homes, Inc. (a)	131,999	5,866,036
Tupperware Brands Corp. (a)(b)	56,247	67,496
United Homes Group, Inc. (a)(b)	7,406	45,103
Universal Electronics, Inc. (a)	16,675	155,411
Vizio Holding Corp. (a)	134,176	1,506,796
VOXX International Corp. (a)	16,890	92,726
Whirlpool Corp. (b)	73,803	7,401,703
Worthington Enterprises, Inc.	41,407	1,896,441
Yunhong CTI Ltd. (a)	6,353	6,734
ZAGG, Inc. rights (a)(c)	23,001	0
		412,107,578
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	39,464	2,643,693
American Outdoor Brands, Inc. (a)	17,256	159,100
AMMO, Inc. (a)	118,721	188,766
Brunswick Corp.	92,334	7,299,003
Clarus Corp.	38,552	166,159
Connexa Sports Technologies, Inc. (a)(b)	2,037	13,098
Escalade, Inc.	12,991	181,614
Forza X1, Inc. (a)(b)	3,639	907
Funko, Inc. (a)	48,753	510,444
Hasbro, Inc.	176,870	12,055,459
JAKKS Pacific, Inc. (a)	10,048	247,583
Johnson Outdoors, Inc. Class A	8,974	322,615
Latham Group, Inc. (a)	52,123	325,769
Malibu Boats, Inc. Class A (a)	27,228	990,282
Marine Products Corp.	17,307	162,686
MasterCraft Boat Holdings, Inc. (a)	20,048	371,489
Mattel, Inc. (a)	463,701	8,801,045
Peloton Interactive, Inc. Class A (a)(b)	472,614	2,202,381
Polaris, Inc.	71,762	6,074,653
Smith & Wesson Brands, Inc.	61,512	906,687
Solo Brands, Inc. Class A (a)(b)	39,048	53,496
Sturm, Ruger & Co., Inc.	23,220	978,026
Topgolf Callaway Brands Corp. (a)	188,872	1,900,052
Twin Vee PowerCats Co. (a)	1,690	676
Vista Outdoor, Inc. (a)	78,929	3,160,317
YETI Holdings, Inc. (a)	115,370	4,651,718
		54,367,718
Specialty Retail - 2.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	38,362	308,047
a.k.a. Brands Holding Corp. (a)(b)	1,654	36,752
Abercrombie & Fitch Co. Class A (a)	68,956	10,175,837
Academy Sports & Outdoors, Inc.	99,699	5,531,301
Advance Auto Parts, Inc.	80,057	3,627,383
America's Car Mart, Inc. (a)	7,759	469,652
American Eagle Outfitters, Inc.	250,456	5,154,384
Arhaus, Inc. Class A, (b)	55,460	682,713
Arko Corp. (b)	96,704	605,367
Asbury Automotive Group, Inc. (a)	27,588	6,776,716
AutoNation, Inc. (a)	33,080	5,887,578
AutoZone, Inc. (a)	23,382	74,389,365
BARK, Inc. (a)	138,604	231,469
Barnes & Noble Education, Inc. (a)	10,061	130,793
Bath & Body Works, Inc.	301,688	9,279,923
Best Buy Co., Inc.	260,128	26,116,851
Beyond, Inc. (a)(b)	61,258	602,166
Big 5 Sporting Goods Corp.	31,367	58,970
Boot Barn Holdings, Inc. (a)	40,869	5,483,394
Brilliant Earth Group, Inc. Class A (a)	15,877	30,484
Build-A-Bear Workshop, Inc.	17,191	573,836
Burlington Stores, Inc. (a)	86,298	23,148,576
Caleres, Inc.	44,731	1,884,517
Camping World Holdings, Inc. Class A (b)	56,128	1,231,448
CarMax, Inc. (a)	212,427	17,960,703
CarParts.com, Inc. (a)	70,315	56,512
Carvana Co. Class A (a)	142,236	21,423,586
Chewy, Inc. Class A (a)	184,805	5,276,183
Citi Trends, Inc. (a)(b)	11,949	170,871
Designer Brands, Inc. Class A (b)	58,605	389,137
Destination XL Group, Inc. (a)(b)	75,662	208,071
Dick's Sporting Goods, Inc.	78,740	18,658,230
Digital Brands Group, Inc. (a)	649	558
Duluth Holdings, Inc. (a)	27,809	112,905
Envela Corp. (a)	11,687	57,383
EVgo, Inc. Class A (a)(b)	130,218	589,888
Five Below, Inc. (a)	74,611	5,627,908
Floor & Decor Holdings, Inc. Class A (a)	144,652	16,264,671
Foot Locker, Inc.	110,447	3,439,320
GameStop Corp. Class A (a)(b)	364,277	8,531,367
Gap, Inc.	292,906	6,569,882
Genesco, Inc. (a)	14,425	435,491
Group 1 Automotive, Inc.	17,983	6,775,275
Grove Collaborative Holdings, Inc. Class A (a)(b)	24,980	32,224
GrowGeneration Corp. (a)	82,753	161,368
Guess?, Inc. (b)	36,684	760,092
Haverty Furniture Companies, Inc. (b)	18,381	503,639
J. Jill, Inc.	6,798	221,139
Kirkland's, Inc. (a)(b)	14,683	21,364
Lands' End, Inc. (a)	16,417	254,299
Lazydays Holdings, Inc. (a)(b)	16,829	28,778
Leslie's, Inc. (a)(b)	250,195	755,589
Lithia Motors, Inc. Class A (sub. vtg.)	37,047	11,154,111
Lowe's Companies, Inc.	773,088	192,112,368
Lulu's Fashion Lounge Holdings, Inc. (a)	16,790	23,842
MarineMax, Inc. (a)	27,590	875,155
Monro, Inc. (b)	40,854	1,106,735
Murphy U.S.A., Inc.	25,497	13,249,006
National Vision Holdings, Inc. (a)	106,384	1,123,415
Nxu, Inc. (a)(b)	1,492	450
O'Reilly Automotive, Inc. (a)	79,592	89,936,572
OneWater Marine, Inc. Class A (a)(b)	14,691	353,025
Penske Automotive Group, Inc.	26,182	4,453,558
Petco Health & Wellness Co., Inc. Class A (a)(b)	113,393	361,724
PetMed Express, Inc. (b)	28,936	92,306
Rent the Runway, Inc. Class A (a)	3,094	41,212
Revolve Group, Inc. (a)(b)	53,744	1,231,812
RH (a)	20,641	5,236,622
Ross Stores, Inc.	452,946	68,218,197
RumbleON, Inc. Class B (a)	25,433	113,686
Sally Beauty Holdings, Inc. (a)	140,656	1,835,561
Shoe Carnival, Inc. (b)	24,402	986,817
Signet Jewelers Ltd.	60,407	5,080,229
Sleep Number Corp. (a)	28,208	429,044
Sonic Automotive, Inc. Class A (sub. vtg.)	20,092	1,252,535
Sportsman's Warehouse Holdings, Inc. (a)	51,384	107,906
Stitch Fix, Inc. (a)	131,475	496,976
The Aaron's Co., Inc.	41,157	415,274
The Buckle, Inc.	39,590	1,658,821
The Cato Corp. Class A (sub. vtg.)	21,281	103,638
The Children's Place, Inc. (a)(b)	16,732	95,372
The Container Store Group, Inc. (a)	47,767	38,863
The Home Depot, Inc.	1,339,138	493,472,353
The ODP Corp. (a)	42,476	1,310,385
The RealReal, Inc. (a)(b)	121,064	319,609
thredUP, Inc. Class A (a)	104,157	95,200
Tile Shop Holdings, Inc. (a)	32,775	206,483
Tilly's, Inc. (a)	29,160	156,298
TJX Companies, Inc.	1,530,280	179,455,936
Torrid Holdings, Inc. (a)(b)	12,770	84,282
Tractor Supply Co.	145,673	38,974,811
Ulta Beauty, Inc. (a)	64,706	22,830,865
Upbound Group, Inc.	63,962	2,129,935
Urban Outfitters, Inc. (a)	76,469	2,777,354
Valvoline, Inc. (a)	174,344	7,357,317
Victoria's Secret & Co. (a)	106,032	2,487,511
Vroom, Inc. (a)(b)	2,212	16,922
Warby Parker, Inc. (a)	102,374	1,527,420
Wayfair LLC Class A (a)(b)	129,932	5,528,607
Williams-Sonoma, Inc.	173,770	23,342,524
Winmark Corp.	3,929	1,416,797
Xcel Brands, Inc. (a)	7,131	5,015
Zumiez, Inc. (a)	21,356	592,415
		1,483,976,826
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds, Inc. Class A (a)(b)	133,282	94,150
Capri Holdings Ltd. (a)	159,207	5,686,874
Carter's, Inc. (b)	49,102	3,235,822
Charles & Colvard Ltd. (a)	2,446	3,693
Columbia Sportswear Co. (b)	45,131	3,643,426
Crocs, Inc. (a)	81,753	11,949,836
Crown Crafts, Inc.	7,686	36,662
Culp, Inc. (a)	12,761	64,060
Deckers Outdoor Corp. (a)	34,691	33,278,729
Figs, Inc. Class A (a)(b)	163,975	1,011,726
Forward Industries, Inc. (NY Shares) (a)(b)	382	1,448
Fossil Group, Inc. (a)	60,572	68,446
G-III Apparel Group Ltd. (a)	53,414	1,413,869
Hanesbrands, Inc. (a)	473,169	3,004,623
Jerash Holdings U.S., Inc.	4,076	11,943
Kontoor Brands, Inc.	68,236	5,107,465
Lakeland Industries, Inc.	9,802	236,228
Levi Strauss & Co. Class A	138,687	2,672,498
lululemon athletica, Inc. (a)	154,743	40,151,166
Movado Group, Inc.	21,807	520,315
NIKE, Inc. Class B	1,636,727	136,372,094
Oxford Industries, Inc.	19,723	1,715,507
PLBY Group, Inc. (a)(b)	76,986	41,188
PVH Corp.	76,147	7,514,947
Ralph Lauren Corp. Class A	52,659	9,018,380
Rocky Brands, Inc.	9,292	299,574
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	178,427	12,218,681
Steven Madden Ltd. (b)	96,437	4,349,309
Superior Group of Companies, Inc.	14,777	213,971
Tapestry, Inc.	310,580	12,724,463
Under Armour, Inc.:
Class A (sub. vtg.) (a)	178,967	1,376,256
Class C (non-vtg.) (a)	343,229	2,560,488
Unifi, Inc. (a)	21,017	143,546
Vera Bradley, Inc. (a)(b)	32,636	190,268
VF Corp.	447,179	8,143,130
Vince Holding Corp. (a)	4,734	8,758
Wolverine World Wide, Inc.	108,052	1,481,393
		310,564,932
TOTAL CONSUMER DISCRETIONARY		7,247,921,044
CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	12,302	3,342,699
Brown-Forman Corp.:
Class A (b)	86,073	3,937,840
Class B (non-vtg.) (b)	232,973	10,621,239
Celsius Holdings, Inc. (a)	200,977	7,643,155
Coca-Cola Consolidated, Inc.	6,347	8,520,213
Constellation Brands, Inc. Class A (sub. vtg.)	217,594	52,377,052
Duckhorn Portfolio, Inc. (a)	57,386	363,253
Eastside Distilling, Inc. (a)(b)	561	449
Fresh Vine Wine, Inc. (a)(b)	5,543	1,916
Keurig Dr. Pepper, Inc.	1,409,929	51,617,501
MGP Ingredients, Inc. (b)	20,953	1,877,179
Molson Coors Beverage Co. Class B	245,709	13,260,915
Monster Beverage Corp. (a)	958,365	45,167,742
National Beverage Corp.	31,701	1,431,617
PepsiCo, Inc.	1,857,953	321,202,915
Splash Beverage Group, Inc. (a)(b)	35,944	11,754
The Coca-Cola Co.	5,238,993	379,669,823
The Vita Coco Co., Inc. (a)	41,158	1,075,047
Willamette Valley Vineyards, Inc. (a)	4,326	16,049
Zevia PBC (a)	64,750	65,398
		902,203,756
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	544,681	10,686,641
Andersons, Inc.	43,584	2,221,476
BJ's Wholesale Club Holdings, Inc. (a)	179,501	14,352,900
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
warrants 11/4/28 (a)(c)	17,555	0
Casey's General Stores, Inc.	50,063	18,138,326
Chefs' Warehouse Holdings (a)	47,855	2,049,630
Costco Wholesale Corp.	599,331	534,830,998
Dollar General Corp.	297,102	24,650,553
Dollar Tree, Inc. (a)	280,228	23,676,464
Grocery Outlet Holding Corp. (a)	134,609	2,549,494
HF Foods Group, Inc. (a)	53,032	188,264
Ingles Markets, Inc. Class A	20,232	1,497,168
Kroger Co.	904,788	48,143,769
Maison Solutions, Inc.	2,878	2,647
Natural Grocers by Vitamin Cottage, Inc.	11,428	304,213
Performance Food Group Co. (a)	210,171	15,687,163
PriceSmart, Inc.	34,097	3,054,409
Reborn Coffee, Inc. (a)(b)	1,519	5,180
SpartanNash Co.	46,532	1,027,892
Sprouts Farmers Market LLC (a)	135,890	14,139,355
Sysco Corp.	672,914	52,467,105
Target Corp.	625,211	96,044,914
U.S. Foods Holding Corp. (a)	305,233	18,072,846
United Natural Foods, Inc. (a)	79,587	1,204,151
Village Super Market, Inc. Class A	8,272	265,945
Walgreens Boots Alliance, Inc.	970,877	8,980,612
Walmart, Inc.	5,773,007	445,849,331
Weis Markets, Inc.	22,186	1,499,330
		1,341,590,776
Food Products - 0.8%
Alico, Inc. (b)	6,646	194,728
Arcadia Biosciences, Inc. (a)	697	2,182
Archer Daniels Midland Co.	668,149	40,750,408
B&G Foods, Inc. (b)	105,501	893,593
Barfresh Food Group, Inc. (a)	8,939	32,180
Benson Hill, Inc. (a)	4,582	27,675
Better Choice Co., Inc. (a)(b)	560	1,803
Beyond Meat, Inc. (a)(b)	86,107	523,531
BRC, Inc. Class A (a)(b)	55,089	244,044
Bridgford Foods Corp. (a)	1,670	22,295
Bunge Global SA	191,127	19,376,455
Cal-Maine Foods, Inc.	55,144	3,972,574
Calavo Growers, Inc.	23,995	552,365
Campbell Soup Co.	266,762	13,263,407
Coffee Holding Co., Inc. (a)	4,336	10,103
Conagra Brands, Inc.	645,875	20,151,300
Darling Ingredients, Inc. (a)	215,686	9,000,577
Farmer Brothers Co. (a)	25,069	70,695
Flowers Foods, Inc.	260,938	6,064,199
Fresh Del Monte Produce, Inc.	47,392	1,385,742
Freshpet, Inc. (a)	65,592	8,920,512
General Mills, Inc.	763,619	55,202,018
Hormel Foods Corp.	391,855	12,754,880
Ingredion, Inc.	88,563	11,894,897
J&J Snack Foods Corp.	21,114	3,593,392
John B. Sanfilippo & Son, Inc.	12,086	1,146,599
Kellanova	356,179	28,711,589
Laird Superfood, Inc. (a)	7,014	27,004
Lamb Weston Holdings, Inc.	194,947	12,071,118
Lancaster Colony Corp.	27,522	4,699,657
Lifeway Foods, Inc. (a)	7,087	135,929
Limoneira Co. (b)	22,133	555,096
Local Bounti Corp. (a)(b)	4,640	12,203
Mama's Creations, Inc. (a)	39,489	316,307
McCormick & Co., Inc. (non-vtg.)	340,382	27,240,771
Mission Produce, Inc. (a)	56,424	604,865
Mondelez International, Inc.	1,812,691	130,169,341
Nuzee, Inc. (a)(b)	836	1,154
Pilgrim's Pride Corp. (a)	55,135	2,568,188
Post Holdings, Inc. (a)	67,712	7,839,018
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	7,335
S&W Seed Co. (a)	25,756	7,111
Sadot Group, Inc. (a)	50,184	18,970
Seaboard Corp.	344	1,069,967
Seneca Foods Corp. Class A (a)	7,604	458,293
Sow Good, Inc. (a)(b)	5,432	63,663
Stryve Foods, Inc. (a)(b)	1,028	1,532
The Hain Celestial Group, Inc. (a)	120,316	962,528
The Hershey Co. (b)	199,450	38,505,817
The J.M. Smucker Co.	143,482	16,454,516
The Kraft Heinz Co.	1,067,425	37,818,868
The Real Good Food Co., Inc. Class A (a)	19,549	9,188
The Simply Good Foods Co. (a)	122,599	3,872,902
Tootsie Roll Industries, Inc.	24,034	714,290
TreeHouse Foods, Inc. (a)	64,915	2,667,357
Tyson Foods, Inc. Class A	386,629	24,864,111
Utz Brands, Inc. Class A (b)	91,591	1,546,972
Vital Farms, Inc. (a)	37,271	1,172,173
Westrock Coffee Holdings (a)(b)	39,385	314,883
WK Kellogg Co. (b)	89,171	1,531,066
		557,065,936
Household Products - 1.1%
Central Garden & Pet Co. (a)	65,004	2,565,708
Central Garden & Pet Co. Class A (non-vtg.)	16,198	553,972
Church & Dwight Co., Inc.	330,556	33,677,045
Colgate-Palmolive Co.	1,107,586	117,957,909
Energizer Holdings, Inc.	90,270	2,924,748
Kimberly-Clark Corp.	454,698	65,776,613
Oil-Dri Corp. of America	6,954	474,193
Procter & Gamble Co.	3,189,179	547,071,766
Reynolds Consumer Products, Inc.	75,439	2,376,329
Spectrum Brands Holdings, Inc.	39,921	3,765,349
The Clorox Co.	167,722	26,552,070
WD-40 Co. (b)	18,388	4,833,102
		808,528,804
Personal Care Products - 0.2%
AXIL Brands, Inc. (a)	296	1,572
BellRing Brands, Inc. (a)	176,007	9,844,072
Coty, Inc. Class A (a)	492,947	4,623,843
Edgewell Personal Care Co.	68,854	2,769,308
elf Beauty, Inc. (a)	75,077	11,245,784
Estee Lauder Companies, Inc. Class A	314,801	28,854,660
FitLife Brands, Inc. (a)	1,334	44,356
Flora Growth Corp. (a)	4,026	4,147
Guardion Health Sciences, Inc. (b)	375	5,201
Herbalife Ltd. (a)	133,999	1,093,432
Inter Parfums, Inc.	24,449	3,150,009
Kenvue, Inc.	2,587,530	56,796,284
LifeVantage Corp.	15,909	126,636
Mannatech, Inc. (a)	1,317	10,167
MediFast, Inc. (b)	14,654	268,168
Natural Alternatives International, Inc. (a)	5,740	31,340
Natural Health Trends Corp.	10,127	69,066
Nature's Sunshine Products, Inc. (a)	17,874	246,661
Nu Skin Enterprises, Inc. Class A	66,617	594,890
Olaplex Holdings, Inc. (a)	150,685	314,932
Safety Shot, Inc. (a)(b)	52,459	48,451
The Beauty Health Co. Class A, (a)	110,790	198,314
The Honest Co., Inc. (a)	89,204	416,583
United-Guardian, Inc.	3,416	48,712
Upexi, Inc. (a)(b)	13,862	2,772
USANA Health Sciences, Inc. (a)	14,612	596,462
Veru, Inc. (a)	162,048	132,620
		121,538,442
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	1,110	354
Altria Group, Inc.	2,320,614	124,779,415
Philip Morris International, Inc.	2,100,964	259,027,852
Turning Point Brands, Inc.	24,336	964,679
Universal Corp.	32,946	1,788,968
Vector Group Ltd.	180,248	2,700,115
		389,261,383
TOTAL CONSUMER STAPLES		4,120,189,097
ENERGY - 3.6%
Energy Equipment & Services - 0.4%
Archrock, Inc.	202,262	4,091,760
Atlas Energy Solutions, Inc. (b)	80,565	1,699,116
Baker Hughes Co. Class A	1,348,913	47,441,270
Bristow Group, Inc. (a)	32,125	1,278,896
Cactus, Inc. Class A	89,184	5,308,232
Championx Corp.	257,351	8,011,337
Core Laboratories, Inc. (b)	62,700	1,226,412
Diamond Offshore Drilling, Inc. (a)	138,685	1,988,743
DMC Global, Inc. (a)	26,435	327,001
Drilling Tools International Corp. (a)	8,313	34,166
Energy Services of America Corp.	11,916	114,394
ENGlobal Corp. (a)	3,826	5,548
Enservco Corp. (a)	13,463	1,669
Expro Group Holdings NV (a)	124,236	2,467,327
Forum Energy Technologies, Inc. (a)	15,013	260,476
Geospace Technologies Corp. (a)(b)	16,362	168,856
Gulf Island Fabrication, Inc. (a)	16,115	95,079
Halliburton Co.	1,195,281	37,161,286
Helix Energy Solutions Group, Inc. (a)	192,917	2,164,529
Helmerich & Payne, Inc. (b)	135,432	4,419,146
Independence Contract Drilling, Inc. (a)(b)	14,115	6,281
Innovex International, Inc. (a)	45,975	749,852
KLX Energy Services Holdings, Inc. (a)(b)	19,157	140,996
Kodiak Gas Services, Inc.	29,662	823,121
Liberty Energy, Inc. Class A	207,934	4,281,361
Mammoth Energy Services, Inc. (a)	29,668	113,332
MIND Technology, Inc. (a)	1,645	6,136
Nabors Industries Ltd. (a)(b)	11,813	890,346
Natural Gas Services Group, Inc. (a)	13,342	292,590
NCS Multistage Holdings, Inc. (a)	895	18,974
Newpark Resources, Inc. (a)	100,047	823,387
Nine Energy Service, Inc. (a)(b)	23,563	28,511
Noble Corp. PLC	152,600	5,821,690
NOV, Inc.	533,695	9,483,760
Oceaneering International, Inc. (a)	136,465	3,683,190
Oil States International, Inc. (a)	85,467	452,120
Patterson-UTI Energy, Inc.	420,062	3,868,771
Profire Energy, Inc. (a)	50,817	94,520
ProFrac Holding Corp. Class A (a)(b)	28,317	193,971
ProPetro Holding Corp. (a)	110,667	878,696
Ranger Energy Services, Inc. Class A	19,728	245,614
RPC, Inc. (b)	112,876	724,664
Schlumberger Ltd.	1,930,718	84,932,285
SEACOR Marine Holdings, Inc. (a)	33,950	388,728
Select Water Solutions, Inc. Class A	108,891	1,255,513
Smart Sand, Inc. (a)	36,974	80,973
Solaris Oilfield Infrastructure, Inc. Class A	40,028	507,555
TechnipFMC PLC	583,409	15,658,698
TETRA Technologies, Inc. (a)	157,785	501,756
Tidewater, Inc. (a)	65,725	5,829,808
Transocean Ltd. (United States) (a)(b)	968,246	4,589,486
Valaris Ltd. (a)	83,880	5,121,713
Weatherford International PLC	99,119	10,401,548
		281,155,189
Oil, Gas & Consumable Fuels - 3.2%
Adams Resources & Energy, Inc.	2,518	60,432
Aemetis, Inc. (a)(b)	48,369	118,988
American Carbon Corp. (c)	18,740	0
American Resources Corp. (a)(b)	74,960	38,522
Amplify Energy Corp. (a)	46,603	332,279
Antero Midstream GP LP	461,032	6,855,546
Antero Resources Corp. (a)	396,348	10,697,433
APA Corp.	485,751	13,839,046
Barnwell Industries, Inc.	6,293	15,858
Battalion Oil Corp. (a)(b)	4,732	16,562
Berry Corp.	93,086	576,202
California Resources Corp.	86,313	4,528,843
Centrus Energy Corp. Class A (a)	17,532	694,267
Cheniere Energy, Inc.	309,193	57,281,095
Chesapeake Energy Corp.	149,955	11,170,148
Chevron Corp.	2,315,984	342,649,833
Chord Energy Corp.	84,444	12,534,023
Civitas Resources, Inc.	124,248	7,620,130
Clean Energy Fuels Corp. (a)	238,076	735,655
Clean Energy Technologies, Inc. (a)	1,488	1,652
CNX Resources Corp. (a)	208,819	5,778,022
Comstock Mining, Inc. (a)	134,137	34,715
Comstock Resources, Inc. (b)	133,826	1,422,570
ConocoPhillips Co.	1,579,968	179,784,559
CONSOL Energy, Inc.	35,544	3,635,440
Coterra Energy, Inc.	1,004,288	24,434,327
Crescent Energy, Inc. Class A	205,276	2,448,943
CVR Energy, Inc. (b)	38,911	989,118
Delek U.S. Holdings, Inc.	80,751	1,648,935
Devon Energy Corp.	853,093	38,201,505
Diamondback Energy, Inc.	241,137	47,048,240
Dorian LPG Ltd. (b)	46,089	1,797,010
DT Midstream, Inc.	131,115	10,304,328
Empire Petroleum Corp. (a)(b)	28,577	168,890
EOG Resources, Inc.	776,600	100,041,612
Epsilon Energy Ltd.	30,469	165,447
EQT Corp.	801,841	26,869,692
Evolution Petroleum Corp.	45,113	232,332
Excelerate Energy, Inc.	24,053	438,486
Exxon Mobil Corp.	6,062,397	714,999,102
FutureFuel Corp.	34,535	215,498
Gevo, Inc. (a)(b)	320,366	253,089
Granite Ridge Resources, Inc. (b)	34,565	219,488
Green Plains, Inc. (a)	87,262	1,236,503
Gulfport Energy Corp. (a)	12,803	1,857,203
Hallador Energy Co. (a)	34,972	234,662
Hess Corp.	373,414	51,553,537
HF Sinclair Corp.	202,173	9,934,781
HighPeak Energy, Inc. (b)	24,348	391,516
Houston American Energy Corp. (a)(b)	10,935	12,247
International Seaways, Inc.	51,116	2,649,342
Kinder Morgan, Inc.	2,607,912	56,252,662
Kinetik Holdings, Inc.	51,301	2,269,556
Kosmos Energy Ltd. (a)	639,054	3,112,193
Lightbridge Corp. (a)	16,689	41,556
Magnolia Oil & Gas Corp. Class A (b)	243,922	6,246,842
Marathon Oil Corp.	761,163	21,807,320
Marathon Petroleum Corp.	476,151	84,335,865
Matador Resources Co.	156,631	8,884,110
Mexco Energy Corp.	1,824	21,487
Murphy Oil Corp.	195,314	7,281,306
NACCO Industries, Inc. Class A	6,199	172,828
New Fortress Energy, Inc. Class A (b)	88,787	1,093,856
Nextdecade Corp. (a)(b)	108,610	506,123
Northern Oil & Gas, Inc.	123,796	4,924,605
Occidental Petroleum Corp.	908,748	51,780,461
ONEOK, Inc.	788,465	72,822,627
OPAL Fuels, Inc. Class A (a)(b)	26,738	95,989
Ovintiv, Inc.	335,239	14,358,286
Par Pacific Holdings, Inc. (a)	72,227	1,620,774
PBF Energy, Inc. Class A	142,714	4,860,839
Peabody Energy Corp.	143,124	3,350,533
Pedevco Corp. (a)	29,898	25,569
Permian Resource Corp. Class A	696,472	9,917,761
Phillips 66 Co.	572,943	80,389,632
Phx Minerals, Inc. Class A (b)	39,245	135,788
PrimeEnergy Corp. (a)	710	95,133
Range Resources Corp.	329,346	9,840,858
Rex American Resources Corp. (a)	20,808	943,643
Riley Exploration Permian, Inc.	9,803	279,386
Ring Energy, Inc. (a)	61,882	114,482
Sable Offshore Corp. (a)	60,409	1,017,288
SandRidge Energy, Inc. (b)	44,021	584,599
Sitio Royalties Corp. Class A (b)	111,289	2,473,954
SM Energy Co.	155,261	7,084,559
Southwestern Energy Co. (a)	1,490,206	9,507,514
Stabilis Solutions, Inc. (a)	3,281	12,763
Talos Energy, Inc. (a)	216,774	2,486,398
Targa Resources Corp.	299,620	44,014,178
Tellurian, Inc. (a)	1,135,751	1,058,406
Texas Pacific Land Corp. (b)	25,177	21,876,044
The Williams Companies, Inc.	1,646,834	75,375,592
U.S. Energy Corp. (a)	12,195	11,585
Uranium Energy Corp. (a)(b)	546,337	2,857,343
VAALCO Energy, Inc. (b)	143,198	932,219
Valero Energy Corp.	441,919	64,842,775
Verde Clean Fuels, Inc. (a)	4,428	17,756
Vertex Energy, Inc. (a)(b)	113,497	46,965
Viper Energy, Inc. Class A	123,497	5,878,457
Vital Energy, Inc. (a)(b)	33,545	1,203,930
Vitesse Energy, Inc. (b)	30,492	788,523
Vivakor, Inc. (a)	5,275	10,550
W&T Offshore, Inc. (b)	128,937	295,266
World Kinect Corp.	83,020	2,390,146
		2,391,116,533
TOTAL ENERGY		2,672,271,722
FINANCIALS - 13.9%
Banks - 3.7%
1895 Bancorp of Wisconsin, Inc. (a)	5,048	45,230
1st Source Corp.	22,776	1,399,471
ACNB Corp.	11,465	481,759
Affinity Bancshares, Inc. (a)	6,046	129,022
Amalgamated Financial Corp.	24,014	792,222
Amerant Bancorp, Inc. Class A	36,542	806,117
Ameris Bancorp	87,443	5,389,112
AmeriServ Financial, Inc.	17,254	48,139
Ames National Corp.	12,329	234,004
Arrow Financial Corp.	23,257	709,106
Associated Banc-Corp.	200,231	4,581,285
Atlantic Union Bankshares Corp.	120,900	4,797,312
Auburn National Bancorp., Inc.	2,489	46,271
Axos Financial, Inc. (a)	68,561	4,760,190
Banc of California, Inc.	188,450	2,679,759
BancFirst Corp.	19,660	2,091,824
Bancorp, Inc., Delaware (a)	70,038	3,669,991
Bank First National Corp.	11,557	1,086,820
Bank of America Corp.	9,192,018	374,574,734
Bank of Hawaii Corp. (b)	53,237	3,533,340
Bank of Marin Bancorp	19,123	409,041
Bank of the James Financial Group, Inc.	6,254	86,806
Bank OZK	144,949	6,283,539
Bank7 Corp.	5,425	217,705
BankFinancial Corp.	15,872	188,401
BankUnited, Inc.	100,189	3,850,263
Bankwell Financial Group, Inc.	8,289	252,649
Banner Corp.	47,178	2,810,393
Bar Harbor Bankshares	20,454	655,755
BayCom Corp.	14,686	338,219
BayFirst Financial Corp.	3,065	42,297
BCB Bancorp, Inc.	19,153	237,689
Berkshire Hills Bancorp, Inc.	57,537	1,584,569
Blue Foundry Bancorp (a)	31,459	348,251
Blue Ridge Bankshares, Inc. (a)	19,236	53,668
Bogota Financial Corp. (a)	4,290	30,716
BOK Financial Corp.	36,616	3,842,849
Bridgewater Bancshares, Inc. (a)	26,479	381,827
Broadway Financial Corp. (a)	5,127	39,222
Brookline Bancorp, Inc., Delaware	119,231	1,219,733
Burke & Herbert Financial Services Corp.	16,883	1,118,330
Business First Bancshares, Inc.	32,207	786,495
BV Financial, Inc. (a)	12,853	184,441
Byline Bancorp, Inc.	41,356	1,147,629
C & F Financial Corp.	4,220	244,844
Cadence Bank	246,337	7,951,758
California Bancorp (a)	31,774	475,816
Camden National Corp.	19,621	784,448
Capital Bancorp, Inc.	12,333	315,478
Capital City Bank Group, Inc.	18,116	625,364
Capitol Federal Financial, Inc.	169,050	1,015,991
Carter Bankshares, Inc. (a)	29,686	513,568
Carver Bancorp, Inc. (a)	2,863	5,526
Catalyst Bancorp, Inc. (a)	443	5,214
Cathay General Bancorp	99,131	4,360,773
CB Financial Services, Inc.	5,546	153,070
Central Pacific Financial Corp.	36,296	998,503
Central Plains Bancshares, Inc.	1,825	21,134
Cf Bankshares, Inc.	1,998	43,457
CFSB Bancorp, Inc. (a)	534	3,594
Chemung Financial Corp.	4,624	215,848
ChoiceOne Financial Services, Inc.	8,759	272,843
Citigroup, Inc.	2,577,120	161,430,797
Citizens & Northern Corp.	21,007	423,081
Citizens Community Bancorp, Inc.	11,187	149,906
Citizens Financial Group, Inc.	613,597	26,415,351
Citizens Financial Services, Inc.	6,136	349,138
City Holding Co.	19,925	2,365,895
Civista Bancshares, Inc.	20,026	339,841
CNB Financial Corp., Pennsylvania	27,785	675,453
Coastal Financial Corp. of Washington (a)	15,329	822,707
Colony Bankcorp, Inc.	20,400	306,204
Columbia Banking Systems, Inc.	283,906	7,148,753
Columbia Financial, Inc. (a)	38,437	682,641
Comerica, Inc.	180,361	10,300,417
Commerce Bancshares, Inc.	158,478	10,136,253
Community Bank System, Inc.	71,428	4,368,536
Community Trust Bancorp, Inc.	20,839	1,052,370
Community West Bank	19,935	406,674
ConnectOne Bancorp, Inc.	48,855	1,221,375
CrossFirst Bankshares, Inc. (a)	58,054	1,010,140
Cullen/Frost Bankers, Inc.	86,635	9,723,046
Customers Bancorp, Inc. (a)	38,101	1,974,394
CVB Financial Corp.	177,869	3,276,347
Dime Community Bancshares, Inc.	47,074	1,224,395
Eagle Bancorp Montana, Inc.	8,205	123,075
Eagle Bancorp, Inc.	40,109	873,173
East West Bancorp, Inc.	187,707	15,780,527
Eastern Bankshares, Inc.	260,344	4,418,038
ECB Bancorp, Inc. (a)	11,945	162,810
Enterprise Bancorp, Inc.	12,278	380,495
Enterprise Financial Services Corp.	51,821	2,741,849
Equity Bancshares, Inc.	18,129	739,482
Esquire Financial Holdings, Inc.	9,293	571,798
ESSA Bancorp, Inc.	11,275	207,911
Evans Bancorp, Inc.	6,747	239,586
Farmers & Merchants Bancorp, Inc.	16,994	467,165
Farmers National Banc Corp.	45,680	710,324
FB Financial Corp.	47,456	2,288,328
Fidelity D & D Bancorp, Inc.	6,365	343,583
Fifth Third Bancorp	922,916	39,399,284
Financial Institutions, Inc.	21,108	549,230
Finward Bancorp	4,749	129,648
FinWise BanCorp (a)	9,747	128,076
First Bancorp, North Carolina	55,317	2,349,866
First Bancorp, Puerto Rico	222,314	4,753,073
First Bancshares, Inc.	36,356	1,245,557
First Bank Hamilton New Jersey	27,030	415,992
First Busey Corp.	74,322	2,010,410
First Business Finance Services, Inc.	9,797	444,490
First Capital, Inc.	3,922	124,131
First Citizens Bancshares, Inc.	16,087	32,667,871
First Commonwealth Financial Corp.	136,183	2,345,071
First Community Bankshares, Inc.	22,773	1,004,745
First Community Corp.	9,680	211,024
First Financial Bancorp, Ohio	128,013	3,388,504
First Financial Bankshares, Inc.	173,873	6,358,536
First Financial Corp., Indiana	13,997	625,666
First Financial Northwest, Inc.	11,811	268,110
First Foundation, Inc.	68,717	483,768
First Guaranty Bancshares, Inc.	8,386	86,460
First Hawaiian, Inc.	173,980	4,232,933
First Horizon National Corp.	736,643	12,220,907
First Internet Bancorp	10,634	385,908
First Interstate Bancsystem, Inc. Class A	111,344	3,457,231
First Merchants Corp.	80,849	3,153,111
First Mid-Illinois Bancshares, Inc.	29,691	1,195,953
First National Corp.	4,143	72,171
First Northwest Bancorp	11,907	137,645
First of Long Island Corp.	27,793	354,917
First Savings Financial Group, Inc.	6,657	159,768
First Seacoast Bancorp, Inc. (a)	1,899	17,585
First U.S. Bancshares, Inc.	8,317	91,154
First United Corp.	8,468	244,386
First Western Financial, Inc. (a)	9,835	189,225
Five Star Bancorp	21,406	623,985
Flushing Financial Corp.	38,635	564,071
FNB Corp., Pennsylvania	491,219	7,358,461
Franklin Financial Services Corp.	5,880	186,690
FS Bancorp, Inc.	9,524	417,437
Fulton Financial Corp.	243,802	4,717,569
FVCBankcorp, Inc. (a)	19,958	246,082
Generations Bancorp NY, Inc. (a)	304	3,107
German American Bancorp, Inc. (b)	39,887	1,599,868
Glacier Bancorp, Inc.	152,735	7,224,366
Great Southern Bancorp, Inc.	11,681	695,720
Greene County Bancorp, Inc.	9,200	313,628
Guaranty Bancshares, Inc. Texas	12,290	427,569
Hancock Whitney Corp.	117,298	6,302,422
Hanmi Financial Corp.	40,660	805,475
Hanover Bancorp, Inc.	2,637	47,730
HarborOne Bancorp, Inc.	54,104	714,173
Hawthorn Bancshares, Inc. (b)	8,306	197,268
HBT Financial, Inc.	18,161	407,170
Heartland Financial U.S.A., Inc.	53,372	2,976,023
Heritage Commerce Corp.	82,062	835,391
Heritage Financial Corp., Washington	47,175	1,077,477
Hilltop Holdings, Inc.	73,868	2,426,564
Hingham Institution for Savings (b)	2,443	627,778
HMN Financial, Inc.	6,009	161,402
Home Bancorp, Inc.	9,524	425,342
Home Bancshares, Inc.	250,980	6,987,283
Home Federal Bancorp, Inc.	750	9,780
HomeStreet, Inc.	23,551	376,816
HomeTrust Bancshares, Inc.	20,957	764,092
Hope Bancorp, Inc.	166,190	2,125,570
Horizon Bancorp, Inc. Indiana	52,527	841,483
Huntington Bancshares, Inc.	1,953,574	29,245,003
IF Bancorp, Inc.	6,111	109,998
Independent Bank Corp.	57,031	3,610,633
Independent Bank Corp.	28,427	963,107
Independent Bank Group, Inc.	48,505	2,823,961
International Bancshares Corp.	72,149	4,558,374
Investar Holding Corp.	11,660	217,109
John Marshall Bankcorp, Inc.	16,950	338,831
JPMorgan Chase & Co.	3,880,599	872,358,655
Kearny Financial Corp.	87,999	599,273
Kentucky First Federal Bancorp	1,347	3,839
KeyCorp	1,274,089	21,735,958
Lake Shore Bancorp, Inc.	322	4,151
Lakeland Financial Corp.	35,352	2,409,239
Landmark Bancorp, Inc.	4,398	88,840
LCNB Corp. (b)	15,305	244,880
LINKBANCORP, Inc. (b)	31,475	197,978
Live Oak Bancshares, Inc.	44,666	1,920,191
M&T Bank Corp.	225,770	38,857,275
Magyar Bancorp, Inc.	3,220	39,864
Mainstreet Bancshares, Inc.	8,011	138,190
Mercantile Bank Corp.	20,065	922,589
Meridian Corp.	12,309	143,400
Metrocity Bankshares, Inc.	24,749	758,557
Metropolitan Bank Holding Corp. (a)	14,983	774,771
Mid Penn Bancorp, Inc.	19,855	599,820
Middlefield Banc Corp. (b)	10,253	286,776
Midland States Bancorp, Inc.	29,198	664,838
MidWestOne Financial Group, Inc.	18,889	551,937
MVB Financial Corp.	15,583	327,243
National Bank Holdings Corp. Class A	50,733	2,222,613
National Bankshares, Inc.	7,890	238,278
NB Bancorp, Inc.	50,086	945,624
NBT Bancorp, Inc.	63,646	3,116,108
New York Community Bancorp, Inc. (b)	354,414	3,841,848
Nicolet Bankshares, Inc.	17,426	1,712,976
Northeast Bank	8,733	620,130
Northeast Community Bancorp, Inc.	19,825	452,803
Northfield Bancorp, Inc.	52,779	639,681
Northrim Bancorp, Inc.	7,643	527,138
Northwest Bancshares, Inc.	174,765	2,420,495
Norwood Financial Corp.	9,858	268,532
NSTS Bancorp, Inc. (a)	3,109	30,344
Oak Valley Bancorp Oakdale California	8,684	231,602
OceanFirst Financial Corp.	79,149	1,414,393
OFG Bancorp	64,129	2,949,293
Ohio Valley Banc Corp.	4,926	120,687
Old National Bancorp, Indiana	433,645	8,607,853
Old Point Financial Corp.	6,643	130,103
Old Second Bancorp, Inc.	53,602	912,842
OP Bancorp	14,862	191,423
Orange County Bancorp, Inc.	5,900	338,955
Origin Bancorp, Inc.	38,870	1,300,979
Orrstown Financial Services, Inc.	24,328	870,942
Pacific Premier Bancorp, Inc.	129,577	3,330,129
Park National Corp.	19,459	3,420,698
Parke Bancorp, Inc.	13,482	276,381
Pathfinder Bancorp, Inc.	5,112	81,230
Pathward Financial, Inc.	34,002	2,340,018
Patriot National Bancorp, Inc. (a)	3,407	6,235
PB Bankshares, Inc. (a)	212	3,411
PCB Bancorp	15,846	305,194
Peapack-Gladstone Financial Corp.	21,348	609,699
Penns Woods Bancorp, Inc.	8,947	200,950
Peoples Bancorp of North Carolina (b)	5,424	157,893
Peoples Bancorp, Inc.	45,091	1,442,912
Peoples Financial Services Corp.	12,443	592,411
Pinnacle Financial Partners, Inc.	104,561	10,411,139
Pioneer Bancorp, Inc. (a)	11,061	121,671
Plumas Bancorp	6,762	275,822
PNC Financial Services Group, Inc.	537,421	99,471,253
Ponce Financial Group, Inc. (a)	31,061	352,232
Popular, Inc.	98,168	10,062,220
Preferred Bank, Los Angeles	16,719	1,385,169
Premier Financial Corp.	48,250	1,209,145
Primis Financial Corp.	26,671	324,053
Princeton Bancorp, Inc.	5,532	206,012
Prosperity Bancshares, Inc.	130,355	9,591,521
Provident Bancorp, Inc. (a)	23,218	256,095
Provident Financial Holdings, Inc.	6,929	97,491
Provident Financial Services, Inc.	178,705	3,407,904
QCR Holdings, Inc.	22,539	1,738,433
RBB Bancorp	18,356	421,454
Red River Bancshares, Inc.	6,545	347,605
Regions Financial Corp.	1,234,669	28,915,948
Renasant Corp.	83,559	2,924,565
Republic Bancorp, Inc., Kentucky Class A	12,206	779,963
Rhinebeck Bancorp, Inc. (a)	2,036	16,471
Richmond Mutual Bancorp., Inc.	14,942	188,568
Riverview Bancorp, Inc.	25,897	119,644
S&T Bancorp, Inc.	51,449	2,210,764
Sandy Spring Bancorp, Inc. (b)	60,380	1,889,894
SB Financial Group, Inc.	8,830	143,576
Seacoast Banking Corp., Florida	113,759	3,112,446
ServisFirst Bancshares, Inc.	66,747	5,410,512
Shore Bancshares, Inc.	41,730	592,566
Sierra Bancorp	18,272	550,535
Simmons First National Corp. Class A	171,723	3,678,307
SmartFinancial, Inc.	19,370	566,185
Sound Financial Bancorp, Inc.	3,078	170,521
South Plains Financial, Inc.	15,969	557,478
Southern First Bancshares, Inc. (a)	9,825	319,116
Southern Missouri Bancorp, Inc.	12,864	743,925
Southern States Bancshares, Inc.	8,726	272,426
Southside Bancshares, Inc.	38,688	1,324,290
Southstate Corp.	102,760	9,976,968
SR Bancorp, Inc.	8,099	80,990
Stellar Bancorp, Inc.	63,222	1,724,064
Sterling Bancorp, Inc. (a)	23,833	137,993
Stock Yards Bancorp, Inc.	36,393	2,205,416
Summit State Bank	6,283	54,662
Synovus Financial Corp.	200,982	9,269,290
Territorial Bancorp, Inc.	10,885	105,911
Texas Capital Bancshares, Inc. (a)	62,273	4,185,991
Texas Community Bancshares, Inc. (b)	517	7,440
TFS Financial Corp.	70,359	955,475
The First Bancorp, Inc.	12,228	341,039
Third Coast Bancshares, Inc. (a)	16,125	412,961
Timberland Bancorp, Inc./Washington	10,877	339,689
Tompkins Financial Corp.	16,960	1,040,326
TowneBank	92,810	3,215,867
Trico Bancshares	44,844	2,038,608
Triumph Bancorp, Inc. (a)	29,025	2,437,520
Truist Financial Corp.	1,808,887	80,423,116
Trustco Bank Corp., New York	25,459	886,992
Trustmark Corp.	83,669	2,787,014
U.S. Bancorp	2,106,880	99,507,942
UMB Financial Corp.	59,361	6,149,206
Union Bankshares, Inc.	5,180	134,680
United Bancorp, Inc.	8,035	100,196
United Bankshares, Inc., West Virginia	181,881	7,069,714
United Community Bank, Inc.	161,830	4,930,960
United Security Bancshares, California	16,929	140,511
Unity Bancorp, Inc.	8,390	284,673
Univest Corp. of Pennsylvania	40,061	1,140,136
USCB Financial Holdings, Inc.	13,929	207,960
Valley National Bancorp	575,955	4,999,289
Veritex Holdings, Inc.	73,808	1,859,224
Village Bank & Trust Financial Corp.	159	7,712
Virginia National Bankshares C	6,412	254,685
WaFd, Inc.	90,538	3,320,028
Washington Trust Bancorp, Inc.	22,903	751,218
Webster Financial Corp.	232,580	11,031,269
Wells Fargo & Co.	4,710,595	275,428,490
WesBanco, Inc.	81,994	2,641,027
West Bancorp., Inc.	20,034	399,678
Westamerica Bancorp.	36,033	1,866,149
Western Alliance Bancorp.	146,998	12,006,797
Western New England Bancorp, Inc.	27,345	242,824
William Penn Bancorp, Inc.	8,249	98,988
Wintrust Financial Corp.	91,756	9,983,053
WSFS Financial Corp.	81,555	4,464,321
Zions Bancorporation NA	198,333	9,829,383
		2,717,227,927
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	43,145	7,499,895
Alti Global, Inc. Class A (a)	47,204	189,760
Ameriprise Financial, Inc.	134,177	60,304,511
Ares Management Corp. Class A,	235,335	34,453,044
Artisan Partners Asset Management, Inc. Class A,	94,189	3,917,321
Assetmark Financial Holdings, Inc. (a)	29,862	1,049,649
Associated Capital Group, Inc.	863	28,764
B. Riley Financial, Inc. (b)	22,478	110,479
Bakkt Holdings, Inc. Class A (a)(b)	7,074	100,168
Bank of New York Mellon Corp.	1,010,385	68,928,465
Beneficient Class A (a)(b)	1,302	1,953
BGC Group, Inc. Class A	521,114	5,148,606
Binah Capital Group, Inc.	1,115	3,903
BlackRock, Inc.	188,706	170,176,958
Blackstone, Inc.	965,903	137,505,951
Blue Owl Capital, Inc. Class A (b)	603,162	10,639,778
Bridge Investment Group Holdings, Inc.	52,989	435,040
BrightSphere Investment Group, Inc.	39,173	955,429
Carlyle Group LP	292,393	11,733,731
Cboe Global Markets, Inc.	142,046	29,176,248
Charles Schwab Corp.	2,017,486	131,338,339
CME Group, Inc.	486,671	104,994,402
Cohen & Co., Inc.	1,012	8,602
Cohen & Steers, Inc. (b)	35,945	3,212,045
Coinbase Global, Inc. Class A (a)	240,320	44,065,075
Diamond Hill Investment Group, Inc.	3,928	620,742
Dominari Holdings, Inc. (a)	4,839	7,936
Donnelley Financial Solutions, Inc. (a)	33,676	2,244,842
Ellington Residential Mortgage REIT (b)	27,266	188,681
Evercore, Inc. Class A	47,888	11,767,997
FactSet Research Systems, Inc.	51,495	21,774,146
Federated Hermes, Inc. Class B	108,345	3,716,234
Forge Global Holdings, Inc. Class A (a)	153,970	215,558
Franklin Resources, Inc.	403,938	8,175,705
GCM Grosvenor, Inc. Class A (b)	67,273	732,603
Goldman Sachs Group, Inc.	435,658	222,294,495
Great Elm Group, Inc. (a)	30,049	54,088
Hamilton Lane, Inc. Class A	51,983	7,945,082
Hennessy Advisors, Inc.	3,929	38,111
Heritage Global, Inc. (a)	40,807	70,188
Houlihan Lokey Class A	70,865	11,098,876
Interactive Brokers Group, Inc.	144,784	18,661,210
Intercontinental Exchange, Inc.	774,564	125,130,814
Invesco Ltd.	607,668	10,385,046
Janus Henderson Group PLC	174,364	6,557,830
Jefferies Financial Group, Inc.	229,558	13,762,002
KKR & Co., Inc. Class A	899,453	111,325,298
Lazard, Inc. Class A	152,843	7,658,963
LPL Financial	100,866	22,628,278
MarketAxess Holdings, Inc.	51,241	12,420,306
MarketWise, Inc. Class A	38,817	30,704
Moelis & Co. Class A (b)	95,230	6,360,412
Moody's Corp.	212,095	103,447,215
Morgan Stanley	1,690,783	175,182,027
Morningstar, Inc.	35,465	11,127,853
MSCI, Inc.	107,069	62,163,191
NASDAQ, Inc.	559,298	40,314,200
Netcapital, Inc. (a)	68	218
Northern Trust Corp.	276,169	25,189,374
Open Lending Corp. (a)	134,402	774,156
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,209	485,314
P10, Inc. Class A	61,463	617,703
Perella Weinberg Partners Class A	73,818	1,443,142
Piper Sandler Cos.	21,128	5,761,606
PJT Partners, Inc. Class A (b)	30,017	3,707,100
Raymond James Financial, Inc.	252,162	30,151,010
Robinhood Markets, Inc. (a)	711,126	14,307,855
S&P Global, Inc.	432,433	221,941,913
SEI Investments Co.	134,044	9,065,396
Siebert Financial Corp. (a)	7,387	13,075
Silvercrest Asset Management Group Class A	12,283	198,985
State Street Corp.	406,842	35,435,938
StepStone Group, Inc. Class A	70,402	3,850,989
Stifel Financial Corp.	138,256	12,185,884
StoneX Group, Inc. (a)	37,047	3,069,714
T. Rowe Price Group, Inc.	301,417	31,962,259
TPG, Inc. Class A	106,196	5,357,588
Tradeweb Markets, Inc. Class A	157,467	18,618,898
U.S. Global Investors, Inc. Class A	15,867	40,778
Value Line, Inc.	1,208	50,084
Victory Capital Holdings, Inc.	48,877	2,667,218
Virtu Financial, Inc. Class A	119,650	3,674,452
Virtus Investment Partners, Inc.	9,114	1,929,069
Westwood Holdings Group, Inc.	10,463	139,576
WisdomTree Investments, Inc.	156,949	1,591,463
		2,278,309,506
Consumer Finance - 0.6%
Ally Financial, Inc.	368,949	15,934,907
American Express Co.	767,944	198,628,716
Atlanticus Holdings Corp. (a)	6,412	226,664
Bread Financial Holdings, Inc.	67,239	3,911,293
Capital One Financial Corp.	516,646	75,910,797
Consumer Portfolio Services, Inc. (a)	12,580	103,785
Credit Acceptance Corp. (a)	8,209	3,829,745
Discover Financial Services	338,475	46,949,867
Encore Capital Group, Inc. (a)(b)	31,718	1,588,437
Enova International, Inc. (a)	36,562	3,134,460
EZCORP, Inc. (non-vtg.) Class A (a)(b)	70,396	860,239
FirstCash Holdings, Inc.	50,380	6,050,134
Green Dot Corp. Class A (a)	60,404	674,713
Katapult Holdings, Inc. (a)	4,747	61,948
LendingClub Corp. (a)	157,008	1,907,647
LendingTree, Inc. (a)	14,536	842,070
Medallion Financial Corp. (b)	22,295	180,144
MoneyLion, Inc. Class A (a)	7,401	343,554
Navient Corp.	107,503	1,820,026
Nelnet, Inc. Class A	23,189	2,680,185
NerdWallet, Inc. (a)	54,698	707,245
Nicholas Financial, Inc. (a)(b)	3,020	17,093
OneMain Holdings, Inc.	161,962	8,002,542
Oportun Financial Corp. (a)	37,275	110,707
OppFi, Inc. Class A	20,931	99,841
PRA Group, Inc. (a)	53,108	1,238,479
PROG Holdings, Inc.	58,513	2,736,068
Regional Management Corp.	12,225	409,904
SLM Corp.	296,988	6,551,555
SoFi Technologies, Inc. Class A (a)(b)	1,430,680	11,431,133
Synchrony Financial	542,150	27,248,459
Upstart Holdings, Inc. (a)(b)	102,341	4,349,493
World Acceptance Corp. (a)	4,602	542,346
		429,084,196
Financial Services - 4.1%
Acacia Research Corp. (a)	52,865	254,281
Affirm Holdings, Inc. Class A, (a)	323,982	14,258,448
Alerus Financial Corp.	23,552	528,742
Apollo Global Management, Inc.	592,168	68,531,603
AppTech Payments Corp. (a)(b)	18,147	14,153
AvidXchange Holdings, Inc. (a)	237,947	1,920,232
Berkshire Hathaway, Inc. Class B (a)	2,446,207	1,164,198,835
Better Home & Finance Holding Class A (a)(b)	6,920	108,921
Block, Inc. Class A (a)	752,063	49,696,323
BM Technologies, Inc. (a)(b)	11,248	34,088
Cannae Holdings, Inc.	77,944	1,560,439
Cantaloupe, Inc. (a)	74,380	514,710
Cass Information Systems, Inc.	16,538	718,411
Corebridge Financial, Inc.	313,455	9,265,730
Corpay, Inc. (a)	94,934	29,956,424
Enact Holdings, Inc.	40,261	1,431,279
Equitable Holdings, Inc.	412,268	17,529,635
Essent Group Ltd.	146,382	9,410,899
Euronet Worldwide, Inc. (a)	58,917	6,357,733
EVERTEC, Inc.	87,554	2,998,725
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	13,793	2,723,704
Fidelity National Information Services, Inc.	751,863	61,991,104
Finance of America Companies, Inc. (a)	5,293	38,533
Fiserv, Inc. (a)	790,527	138,026,014
FlexShopper, Inc. (a)	18,392	20,231
Flywire Corp. (a)	148,425	2,687,977
Global Payments, Inc.	344,966	38,294,676
Guild Holdings Co. Class A	13,498	204,360
HA Sustainable Infrastructure Capital, Inc. (b)	153,825	4,980,854
i3 Verticals, Inc. Class A (a)	31,168	706,267
International Money Express, Inc. (a)	44,835	813,755
Jack Henry & Associates, Inc.	98,403	17,026,671
Jackson Financial, Inc.	91,548	8,236,574
loanDepot, Inc. Class A (a)	76,253	199,783
Marqeta, Inc. Class A (a)	599,142	3,193,427
MasterCard, Inc. Class A	1,109,237	536,138,612
Merchants Bancorp	37,654	1,726,436
MGIC Investment Corp.	364,068	9,258,249
Mr. Cooper Group, Inc. (a)	87,757	8,232,484
NCR Atleos Corp.	93,387	2,671,802
Newtekone, Inc.	32,561	407,989
NMI Holdings, Inc. (a)	107,770	4,426,114
Onity Group, Inc. (a)	7,612	220,596
Paymentus Holdings, Inc. Class A (a)	26,712	607,164
Payoneer Global, Inc. (a)	349,138	2,594,095
PayPal Holdings, Inc. (a)	1,413,491	102,379,153
Paysign, Inc. (a)	42,145	199,767
PennyMac Financial Services, Inc.	39,652	4,282,416
Priority Technology Holdings, Inc. (a)	17,410	104,460
Radian Group, Inc.	202,924	7,335,703
Remitly Global, Inc. (a)	191,997	2,620,759
Repay Holdings Corp. (a)	101,003	854,485
Rocket Companies, Inc. Class A (a)(b)	179,233	3,521,928
Ryvyl, Inc. (a)(b)	4,323	4,669
Security National Financial Corp. Class A	17,023	151,334
Sezzle, Inc. (b)	3,913	533,068
SHF Holdings, Inc. Class A (a)	12,966	8,188
Shift4 Payments, Inc. Class A (a)(b)	83,924	6,974,084
SWK Holdings Corp. (a)	8,069	142,014
The OLB Group, Inc. (a)(b)	1,795	3,913
The Western Union Co.	459,434	5,605,095
Toast, Inc. (a)	538,979	13,399,018
Usio, Inc. (a)	22,710	34,065
UWM Holdings Corp. Class A	130,110	1,223,034
Velocity Financial, Inc. (a)	12,378	232,335
Visa, Inc. Class A (b)	2,126,720	587,761,606
Voya Financial, Inc.	135,617	9,605,752
Walker & Dunlop, Inc.	45,293	4,849,069
Waterstone Financial, Inc.	26,585	402,763
WEX, Inc. (a)	57,071	10,901,702
XBP Europe Holdings, Inc. Class A (a)	11,761	14,113
		2,987,861,575
Insurance - 2.3%
AFLAC, Inc.	698,185	77,051,697
Allstate Corp.	356,793	67,412,469
AMBAC Financial Group, Inc. (a)	60,612	709,160
American Coastal Insurance Cor (a)	28,334	318,191
American Financial Group, Inc.	88,287	11,796,909
American International Group, Inc.	896,001	69,036,877
Amerisafe, Inc.	25,838	1,295,001
Aon PLC	293,679	100,943,346
Arch Capital Group Ltd. (a)	505,675	57,186,786
Arthur J. Gallagher & Co.	295,285	86,391,532
Assurant, Inc.	70,084	13,760,993
Assured Guaranty Ltd.	70,733	5,664,299
Atlantic American Corp.	6,710	10,837
Axis Capital Holdings Ltd.	104,120	8,317,106
Brighthouse Financial, Inc. (a)	85,689	3,933,125
Brown & Brown, Inc.	320,036	33,645,385
Chubb Ltd.	548,665	155,919,620
Cincinnati Financial Corp.	211,837	29,028,024
Citizens, Inc. Class A (a)(b)	60,100	173,088
CNA Financial Corp. (b)	37,153	1,928,984
CNO Financial Group, Inc.	146,252	5,107,120
Crawford & Co.:
Class A	18,589	196,486
Class B	9,523	104,943
Donegal Group, Inc. Class A	22,858	347,899
eHealth, Inc. (a)	38,121	154,390
Employers Holdings, Inc.	34,151	1,637,540
Enstar Group Ltd. (a)	17,011	5,545,586
Erie Indemnity Co. Class A	33,779	17,167,501
Everest Re Group Ltd.	58,675	23,014,682
F&G Annuities & Life, Inc.	24,023	1,097,611
Fidelity National Financial, Inc.	350,640	20,673,734
First American Financial Corp.	139,798	8,919,112
Fundamental Global, Inc. (a)	20,802	21,634
Genworth Financial, Inc. Class A (a)	587,123	4,098,119
Globe Life, Inc.	113,695	11,943,660
GoHealth, Inc. (a)	6,744	57,054
Goosehead Insurance Class A (a)	34,460	2,906,356
Greenlight Capital Re, Ltd. (a)	36,485	509,695
Hagerty, Inc. Class A (a)	34,178	408,085
Hanover Insurance Group, Inc.	49,353	7,254,397
Hartford Financial Services Group, Inc.	399,510	46,383,111
HCI Group, Inc.	10,046	962,708
Heritage Insurance Holdings, Inc. (a)	33,693	543,468
Hippo Holdings, Inc. (a)(b)	21,417	425,127
Horace Mann Educators Corp.	55,229	1,966,705
ICC Holdings, Inc. (a)	215	4,928
Investors Title Co.	1,938	436,612
James River Group Holdings Ltd.	50,605	374,477
Kemper Corp.	82,077	5,130,633
Kingstone Companies, Inc. (a)	12,782	111,459
Kingsway Financial Services, Inc. (a)	25,984	215,407
Kinsale Capital Group, Inc.	29,922	14,694,395
Lemonade, Inc. (a)(b)	84,602	1,567,675
Lincoln National Corp.	229,213	7,357,737
Loews Corp.	246,861	20,227,790
Maiden Holdings Ltd. (a)	109,920	195,658
Markel Group, Inc. (a)	17,570	28,123,948
Marsh & McLennan Companies, Inc.	665,222	151,344,657
MBIA, Inc.	90,777	355,846
Mercury General Corp.	36,205	2,397,857
MetLife, Inc.	806,071	62,454,381
NI Holdings, Inc. (a)	8,777	136,395
Old Republic International Corp.	340,758	12,222,989
Oscar Health, Inc. Class A (a)	203,811	3,729,741
Oxbridge Re Holdings Ltd. (a)	4,100	8,405
Palomar Holdings, Inc. (a)	34,077	3,381,120
Primerica, Inc.	46,458	12,229,139
Principal Financial Group, Inc.	290,812	23,677,913
ProAssurance Corp. (a)	68,665	920,111
Progressive Corp.	791,667	199,658,417
Prudential Financial, Inc.	484,487	58,700,445
Reinsurance Group of America, Inc.	88,759	19,594,437
Reliance Global Group, Inc. (a)(b)	30	84
RenaissanceRe Holdings Ltd.	71,443	18,202,962
RLI Corp.	54,487	8,396,447
Root, Inc. (a)(b)	10,828	469,502
Ryan Specialty Group Holdings, Inc. Class A (b)	138,475	8,949,639
Safety Insurance Group, Inc.	20,102	1,780,032
Selective Insurance Group, Inc.	82,386	7,495,478
Selectquote, Inc. (a)	191,807	782,573
Siriuspoint Ltd. (a)	125,238	1,877,318
Skyward Specialty Insurance Group, Inc. (a)	50,799	2,076,155
Stewart Information Services Corp.	37,545	2,774,951
The Baldwin Insurance Group, Inc. Class A, (a)	89,821	4,211,707
The Travelers Companies, Inc.	309,445	70,575,121
Tiptree, Inc.	28,823	571,560
Trupanion, Inc. (a)(b)	48,363	2,211,640
United Fire Group, Inc.	28,992	593,466
Universal Insurance Holdings, Inc.	35,291	754,874
Unum Group	240,184	13,327,810
W.R. Berkley Corp.	409,935	24,473,120
White Mountains Insurance Group Ltd.	3,439	6,342,341
Willis Towers Watson PLC	138,181	40,364,052
		1,731,453,556
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	151,070
AG Mortgage Investment Trust, Inc.	34,854	259,314
AGNC Investment Corp. (b)	972,096	9,925,100
Angel Oak Mortgage (REIT), Inc.	32,197	363,826
Annaly Capital Management, Inc.	674,173	13,591,328
Apollo Commercial Real Estate Finance, Inc. (b)	178,147	1,886,577
Arbor Realty Trust, Inc. (b)	255,583	3,475,929
Ares Commercial Real Estate Corp.	75,948	536,193
Armour Residential REIT, Inc. (b)	66,081	1,351,356
Blackstone Mortgage Trust, Inc. (b)	238,642	4,405,331
BrightSpire Capital, Inc.	180,088	1,071,524
Cherry Hill Mortgage Investment Corp.	43,889	154,928
Chimera Investment Corp.	113,253	1,753,156
Claros Mortgage Trust, Inc. (b)	165,624	1,324,992
Dynex Capital, Inc.	90,992	1,146,499
Ellington Financial LLC (b)	126,596	1,664,737
Franklin BSP Realty Trust, Inc. (b)	113,488	1,545,707
Granite Point Mortgage Trust, Inc.	69,180	181,943
Great Ajax Corp.	40,580	130,668
Invesco Mortgage Capital, Inc.	67,263	589,897
KKR Real Estate Finance Trust, Inc.	79,404	947,290
Ladder Capital Corp. Class A	154,482	1,909,398
Lument Finance Trust, Inc.	56,829	139,799
Manhattan Bridge Capital, Inc.	12,875	67,208
MFA Financial, Inc.	138,975	1,739,967
New York Mortgage Trust, Inc.	122,494	817,035
Nexpoint Real Estate Finance, Inc.	13,552	225,370
Orchid Island Capital, Inc. (b)	71,264	584,365
PennyMac Mortgage Investment Trust	116,189	1,651,046
Ready Capital Corp.	217,027	1,799,154
Redwood Trust, Inc.	181,374	1,373,001
Rithm Capital Corp.	654,129	7,810,300
Sachem Capital Corp.	63,838	156,403
Seven Hills Realty Trust	19,133	265,375
Starwood Property Trust, Inc.	406,835	8,478,441
Sunrise Realty Trust, Inc.	6,293	88,668
TPG RE Finance Trust, Inc.	82,112	743,935
Two Harbors Investment Corp.	138,960	1,967,674
		76,274,504
TOTAL FINANCIALS		10,220,211,264
HEALTH CARE - 12.2%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)	77	139
2seventy bio, Inc. (a)(b)	67,987	331,097
4D Molecular Therapeutics, Inc. (a)	55,880	838,759
89Bio, Inc. (a)	119,404	1,134,338
Aadi Bioscience, Inc. (a)	26,524	48,008
AbbVie, Inc.	2,385,903	468,376,618
Abeona Therapeutics, Inc. (a)	57,167	325,852
Absci Corp. (a)(b)	113,703	500,293
ABVC BioPharma, Inc. (a)	2,520	1,724
ACADIA Pharmaceuticals, Inc. (a)	162,321	2,691,282
Acelyrin, Inc. (a)	42,023	200,870
Aceragen, Inc. (a)(b)(c)	3,176	1,222
Achieve Life Sciences, Inc. (a)	38,778	170,235
Acrivon Therapeutics, Inc. (a)(b)	23,617	224,125
Actinium Pharmaceuticals, Inc. (a)(b)	36,329	72,295
Acumen Pharmaceuticals, Inc. (a)	35,201	96,451
Acurx Pharmaceuticals, Inc. (a)(b)	15,352	33,774
Adicet Bio, Inc. (a)	80,933	118,162
ADMA Biologics, Inc. (a)	296,208	5,127,360
Adverum Biotechnologies, Inc. (a)	24,805	172,147
Aeon Biopharma, Inc. (a)	24,097	20,085
Aerovate Therapeutics, Inc. (a)	18,274	35,269
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	0
Agenus, Inc. (a)(b)	22,807	117,456
Agios Pharmaceuticals, Inc. (a)	78,018	3,581,806
Aileron Therapeutics, Inc. (a)	8,167	20,581
AIM ImmunoTech, Inc. (a)	48,657	16,704
Ainos, Inc. (a)	1,015	634
Akebia Therapeutics, Inc. (a)	256,855	398,125
Akero Therapeutics, Inc. (a)	94,709	2,576,085
Alaunos Therapeutics, Inc. (a)(b)	2,082	5,392
Aldeyra Therapeutics, Inc. (a)	62,893	361,949
Alector, Inc. (a)	97,537	514,995
Aligos Therapeutics, Inc. Class A, (a)	1,849	23,445
Alkermes PLC (a)	227,802	6,480,967
Allakos, Inc. (a)	91,095	64,577
Allogene Therapeutics, Inc. (a)(b)	208,458	548,245
Allovir, Inc. (a)	76,175	59,363
Alnylam Pharmaceuticals, Inc. (a)	170,899	44,893,458
Altimmune, Inc. (a)(b)	96,226	644,714
ALX Oncology Holdings, Inc. (a)(b)	35,920	83,334
Alzamend Neuro, Inc. (a)(b)	587	1,379
Amgen, Inc.	724,611	241,896,890
Amicus Therapeutics, Inc. (a)	365,545	4,243,977
AnaptysBio, Inc. (a)	30,136	1,147,880
Anavex Life Sciences Corp. (a)(b)	132,563	798,029
Anika Therapeutics, Inc. (a)	20,673	531,296
Anixa Biosciences, Inc. (a)	41,099	137,271
Annexon, Inc. (a)	97,939	558,252
Annovis Bio, Inc. (a)(b)	10,046	84,989
Apellis Pharmaceuticals, Inc. (a)	140,203	5,453,897
Apogee Therapeutics, Inc. (a)	36,562	1,870,878
Applied Therapeutics, Inc. (a)	125,917	798,314
Aprea Therapeutics, Inc. (a)	1,748	5,978
AquaBounty Technologies, Inc. (a)(b)	4,471	4,516
Aravive, Inc. (a)(c)	41,978	1,683
Arbutus Biopharma Corp. (a)	176,740	683,984
Arcellx, Inc. (a)	48,554	3,337,602
Arcturus Therapeutics Holdings, Inc. (a)	32,711	690,202
Arcus Biosciences, Inc. (a)	79,174	1,355,459
Arcutis Biotherapeutics, Inc. (a)(b)	144,667	1,573,977
Ardelyx, Inc. (a)	314,284	1,942,275
Armata Pharmaceuticals, Inc. (a)	15,782	38,666
ArriVent Biopharma, Inc. (b)	13,770	368,072
Arrowhead Pharmaceuticals, Inc. (a)	169,023	4,027,818
Ars Pharmaceuticals, Inc. (a)(b)	81,418	1,056,806
Assembly Biosciences, Inc. (a)	6,601	107,332
Astria Therapeutics, Inc. (a)	57,341	701,280
Atara Biotherapeutics, Inc. (a)	5,591	42,492
Atossa Therapeutics, Inc. (a)(b)	153,458	210,237
aTyr Pharma, Inc. (a)	65,905	123,242
Aura Biosciences, Inc. (a)	48,896	388,723
Avalo Therapeutics, Inc. (a)	1,032	7,678
Avid Bioservices, Inc. (a)	85,016	896,069
Avidity Biosciences, Inc. (a)	140,463	6,180,372
Avita Medical, Inc. (a)	34,188	320,000
Beam Therapeutics, Inc. (a)	92,402	2,465,285
Benitec Biopharma, Inc. (a)	5,527	51,125
Bio-Path Holdings, Inc. (a)	485	483
bioAffinity Technologies, Inc. (a)	7,123	10,685
BioAtla, Inc. (a)	52,298	92,567
BioCardia, Inc. (a)(b)	954	2,910
BioCryst Pharmaceuticals, Inc. (a)	277,830	2,414,343
Biogen, Inc. (a)	196,452	40,225,512
Biohaven Ltd. (a)	100,924	3,976,406
BioMarin Pharmaceutical, Inc. (a)	255,988	23,348,665
Biomea Fusion, Inc. (a)(b)	32,110	235,366
Biora Therapeutics, Inc. (a)	14,081	9,813
BioRestorative Therapies, Inc. (a)	1,385	2,271
BioVie, Inc. (a)(b)	1,449	4,028
BioXcel Therapeutics, Inc. (a)	27,351	16,821
Black Diamond Therapeutics, Inc. (a)(b)	53,714	327,655
bluebird bio, Inc. (a)(b)	267,836	150,390
Blueprint Medicines Corp. (a)	84,189	8,043,417
Bolt Biotherapeutics, Inc. (a)	29,669	20,175
BrainStorm Cell Therpeutic, Inc. (a)	45,963	14,203
BridgeBio Pharma, Inc. (a)	187,340	5,217,419
C4 Therapeutics, Inc. (a)(b)	87,052	550,169
Cabaletta Bio, Inc. (a)	58,115	327,187
Calidi Biotherapeutics, Inc. Class A (a)(b)	488	556
Candel Therapeutics, Inc. (a)	20,160	136,080
Capricor Therapeutics, Inc. (a)(b)	41,223	188,389
Cardiff Oncology, Inc. (a)(b)	55,460	128,113
Cardio Diagnostics Holdings, Inc. (a)	20,997	7,874
CareDx, Inc. (a)	72,588	2,230,629
Cargo Therapeutics, Inc. (b)	27,228	513,520
Caribou Biosciences, Inc. (a)	110,309	238,267
Carisma Therapeutics, Inc. (a)(b)	28,453	30,445
Carisma Therapeutics, Inc. rights (a)(c)	236,808	2
Carmell Therapeutics Corp. Class A (a)	752	480
Cartesian Therapeutics, Inc. (b)	4,852	67,734
Cartesian Therapeutics, Inc. rights (a)(c)	145,588	62,603
Catalyst Pharmaceutical Partners, Inc. (a)	151,450	3,066,863
Cel-Sci Corp. (a)(b)	64,889	70,080
Celcuity, Inc. (a)	28,064	447,901
Celldex Therapeutics, Inc. (a)	90,425	3,737,265
Cellectar Biosciences, Inc. (a)(b)	32,590	71,698
Celularity, Inc. Class A (a)(b)	15,292	46,029
Century Therapeutics, Inc. (a)(b)	46,047	81,043
Cervomed, Inc. (a)	4,832	89,972
CG Oncology, Inc.	29,985	1,105,847
Checkpoint Therapeutics, Inc. (a)(b)	47,749	112,210
Chimerix, Inc. (a)	110,664	103,150
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cibus, Inc. (a)	23,353	158,100
Cidara Therapeutics, Inc. (a)	5,835	69,378
Clene, Inc. (a)(b)	5,197	27,388
Coeptis Therapeutics Holdings (a)	20,353	4,158
Cogent Biosciences, Inc. (a)	112,295	1,206,048
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
Coherus BioSciences, Inc. (a)(b)	127,692	177,492
Compass Therapeutics, Inc. (a)	129,825	205,124
Corbus Pharmaceuticals Holdings, Inc. (a)	14,024	857,988
Corvus Pharmaceuticals, Inc. (a)	64,465	288,803
Coya Therapeutics, Inc. (a)	18,670	111,273
Creative Medical Technology Holdings, Inc. (a)	725	2,472
Crinetics Pharmaceuticals, Inc. (a)	93,230	4,946,784
CRISPR Therapeutics AG (a)(b)	115,477	5,510,562
Cue Biopharma, Inc. (a)(b)	59,516	43,000
Cullinan Oncology, Inc. (a)	65,288	1,279,645
Curis, Inc. (a)	8,305	45,885
Cyclacel Pharmaceuticals, Inc. (a)(b)	567	584
Cyclerion Therapeutics, Inc. (a)	2,325	6,301
Cyclo Therapeutics, Inc. (a)(b)	17,413	13,020
Cyteir Therapeutics, Inc. (c)	28,186	0
Cytokinetics, Inc. (a)	154,791	8,835,470
CytomX Therapeutics, Inc. (a)	94,393	111,384
Day One Biopharmaceuticals, Inc. (a)	81,302	1,125,220
Denali Therapeutics, Inc. (a)	174,914	4,274,898
Design Therapeutics, Inc. (a)(b)	32,728	155,458
DiaMedica Therapeutics, Inc. (a)	26,267	103,229
Dianthus Therapeutics, Inc. (a)(b)	27,861	803,233
Dianthus Therapeutics, Inc. rights (a)(c)	47,835	0
Disc Medicine, Inc. (a)	24,074	1,223,441
Dyadic International, Inc. (a)	24,111	32,068
Dynavax Technologies Corp. (a)	184,405	2,069,024
Dyne Therapeutics, Inc. (a)	98,409	4,535,671
Eagle Pharmaceuticals, Inc. (a)	14,113	72,541
Edesa Biotech, Inc. (a)	2,079	9,356
Editas Medicine, Inc. (a)(b)	131,513	491,859
Eledon Pharmaceuticals, Inc. (a)	38,620	108,522
Elevation Oncology, Inc. (a)	52,202	40,613
Elicio Therapeutics, Inc. (a)	8,565	32,633
Eliem Therapeutics, Inc. (a)(b)	8,385	58,611
Elutia, Inc. (a)	8,175	33,518
Emergent BioSolutions, Inc. (a)	69,751	579,631
Enanta Pharmaceuticals, Inc. (a)	26,244	338,023
Ensysce Biosciences, Inc. (a)(b)	2,144	838
Entero Therapeutics, Inc. (a)	717	302
Entrada Therapeutics, Inc. (a)	26,185	463,475
Equillium, Inc. (a)	30,195	32,309
Erasca, Inc. (a)(b)	252,784	730,546
Estrella Immunopharma, Inc. (a)	8,409	10,511
Eterna Therapeutics, Inc. (a)(b)	3,129	5,663
Exact Sciences Corp. (a)	248,535	15,332,124
Exagen, Inc. (a)	10,962	32,667
Exelixis, Inc. (a)	392,299	10,211,543
Exicure, Inc. (a)(b)	1,119	2,182
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	131,614	483,023
FibroGen, Inc. (a)	117,753	43,051
Foghorn Therapeutics, Inc. (a)	27,268	225,779
Forte Biosciences, Inc. (a)	532	4,224
Fortress Biotech, Inc. (a)(b)	15,831	32,137
G1 Therapeutics, Inc. (a)(b)	59,085	420,094
Gain Therapeutics, Inc. (a)	14,927	16,270
Galectin Therapeutics, Inc. (a)(b)	66,052	178,010
Galecto, Inc. (a)	855	10,217
Genelux Corp. (a)(b)	26,361	57,203
Generation Bio Co. (a)	65,732	173,532
Genprex, Inc. (a)(b)	1,363	926
GeoVax Labs, Inc. (a)(b)	2,072	9,593
Geron Corp. (a)	713,356	3,388,441
Gilead Sciences, Inc.	1,682,713	132,934,327
GlycoMimetics, Inc. (a)	64,457	11,364
Gossamer Bio, Inc. (a)	270,445	237,397
Grail, Inc. (b)	36,113	509,554
Greenwich Lifesciences, Inc. (a)(b)	7,390	103,608
Gritstone Bio, Inc. (a)	117,649	56,095
Gt Biopharma, Inc. (a)	1,152	2,477
Gyre Therapeutics, Inc. (a)(b)	17,574	241,994
Gyre Therapeutics, Inc. rights (a)(c)	34,507	0
Halozyme Therapeutics, Inc. (a)	171,244	10,933,929
HCW Biologics, Inc. (a)	7,752	3,405
Heron Therapeutics, Inc. (a)(b)	203,698	393,137
HilleVax, Inc. (a)	34,837	65,145
Hookipa Pharma, Inc. (a)	8,962	46,871
Humacyte, Inc. Class A (a)(b)	101,195	612,230
iBio, Inc. (a)	474	934
Ideaya Biosciences, Inc. (a)	110,398	4,360,721
IGM Biosciences, Inc. (a)(b)	20,786	211,809
Immix Biopharma, Inc. (a)	16,321	34,927
Immucell Corp. (a)	7,193	26,974
Immuneering Corp. (a)	28,314	31,429
Immunic, Inc. (a)	114,505	172,903
ImmunityBio, Inc. (a)(b)	209,938	829,255
Immunome, Inc. (a)	61,910	939,794
Immunovant, Inc. (a)	78,933	2,439,030
Imunon, Inc. (a)(b)	5,191	5,970
In8bio, Inc. (a)	36,345	19,132
Incyte Corp. (a)	213,643	14,027,799
Indaptus Therapeutics, Inc. (a)(b)	9,314	15,461
Inhibikase Therapeutics, Inc. (a)(b)	3,236	4,692
Inhibrx Biosciences, Inc.	9,263	134,869
Inmune Bio, Inc. (a)(b)	15,612	103,351
Inovio Pharmaceuticals, Inc. (a)(b)	31,818	229,726
Inozyme Pharma, Inc. (a)(b)	60,984	337,851
Insmed, Inc. (a)	216,975	16,592,078
Instil Bio, Inc. (a)	4,616	64,393
Intellia Therapeutics, Inc. (a)	134,686	3,022,354
Intensity Therapeutics, Inc. (a)	5,504	23,942
Invivyd, Inc. (a)	73,962	62,882
Ionis Pharmaceuticals, Inc. (a)	196,876	9,387,048
Iovance Biotherapeutics, Inc. (a)	328,144	3,826,159
Ironwood Pharmaceuticals, Inc. Class A (a)	200,881	1,016,458
iTeos Therapeutics, Inc. (a)	36,308	611,790
Janux Therapeutics, Inc. (a)	32,289	1,516,937
Jasper Therapeutics, Inc. (a)	16,045	349,781
Kala Bio, Inc. (a)	2,514	15,059
Kalvista Pharmaceuticals, Inc. (a)(b)	43,746	585,759
Karyopharm Therapeutics, Inc. (a)	149,381	113,559
Keros Therapeutics, Inc. (a)	39,514	1,791,960
Kezar Life Sciences, Inc. (a)	77,339	46,450
Kineta, Inc. (a)(b)	2,884	1,846
Kineta, Inc. rights (a)(c)	24,450	0
Kiniksa Pharmaceuticals Intern (a)(b)	51,555	1,378,581
Kintara Therapeutics, Inc. (a)(b)	54,121	10,104
Kodiak Sciences, Inc. (a)	43,187	108,399
Korro Bio, Inc. (a)(b)	8,572	409,056
Korro Bio, Inc. rights (a)(c)	44,231	0
Kronos Bio, Inc. (a)	56,060	58,863
Krystal Biotech, Inc. (a)	33,674	6,570,471
Kura Oncology, Inc. (a)	107,578	2,265,593
Kymera Therapeutics, Inc. (a)	61,499	2,974,092
Kyverna Therapeutics, Inc. (b)	20,417	163,949
Lantern Pharma, Inc. (a)	8,533	34,900
Larimar Therapeutics, Inc. (a)	75,408	596,477
Leap Therapeutics, Inc. (a)(b)	33,541	97,269
Lenz Therapeutics, Inc. (b)	28,865	675,152
Lexeo Therapeutics, Inc.	22,118	254,578
Lexicon Pharmaceuticals, Inc. (a)	246,059	425,682
Lineage Cell Therapeutics, Inc. (a)(b)	258,775	228,731
Lisata Therapeutics, Inc. (a)	4,412	12,751
Longeveron, Inc. (a)(b)	3,836	7,825
Lumos Pharma, Inc. (a)(b)	5,367	20,931
Lyell Immunopharma, Inc. (a)	216,914	314,525
Macrogenics, Inc. (a)	83,046	291,491
Madrigal Pharmaceuticals, Inc. (a)	22,860	5,649,392
Maia Biotechnology, Inc. (a)	17,213	52,328
MannKind Corp. (a)	376,211	2,355,081
Marker Therapeutics, Inc. (a)(b)	9,019	31,296
Matinas BioPharma Holdings, Inc. (a)(c)	314,858	29,723
MediciNova, Inc. (a)	61,142	91,713
Medipacific, Inc. rights (a)(c)	30,820	0
MEI Pharma, Inc.	7,381	23,176
Merrimack Pharmaceuticals, Inc. (a)(c)	19,085	0
Mersana Therapeutics, Inc. (a)	134,204	212,042
Metagenomi, Inc.	9,138	27,140
MiMedx Group, Inc. (a)	156,947	1,073,517
Mineralys Therapeutics, Inc. (a)	29,275	363,303
Minerva Neurosciences, Inc. (a)	7,028	19,327
MiNK Therapeutics, Inc. (a)(b)	11,662	9,397
Mirum Pharmaceuticals, Inc. (a)(b)	53,755	2,317,378
Moderna, Inc. (a)	450,529	34,870,945
Molecular Templates, Inc. (a)	3,880	5,859
Moleculin Biotech, Inc. (a)	2,418	6,166
Monopar Therapeutics, Inc. (a)(b)	947	2,263
Monte Rosa Therapeutics, Inc. (a)	57,884	357,144
Mural Oncology PLC	22,528	74,793
Mustang Bio, Inc. (a)	5,569	1,566
Myriad Genetics, Inc. (a)	123,382	3,495,412
NanoViricides, Inc. (a)(b)	15,314	29,862
Natera, Inc. (a)	155,506	18,390,140
Neubase Therapeutics, Inc. (a)(c)	1,425	523
Neurobo Pharmaceuticals, Inc. (a)	3,371	12,405
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	135,680	17,239,501
Neurogene, Inc. (a)	12,320	461,014
Neurogene, Inc. rights (a)(c)	7,393	0
NextCure, Inc. (a)	24,411	35,884
Nkarta, Inc. (a)	60,320	320,299
NKGen Biotech, Inc. (a)(b)	7,519	5,799
Novavax, Inc. (a)(b)	189,317	2,343,744
Nurix Therapeutics, Inc. (a)	73,818	1,860,214
Nuvalent, Inc. Class A (a)	45,375	3,862,774
Nuvectis Pharma, Inc. (a)(b)	6,409	44,607
Ocean Biomedical, Inc. Class A (a)	13,056	14,753
Ocugen, Inc. (a)(b)	349,446	454,280
Olema Pharmaceuticals, Inc. (a)	69,074	815,073
Omega Therapeutics, Inc. (a)(b)	28,054	41,239
Omniab, Inc. (a)(c)	7,074	20,232
Omniab, Inc. (a)(c)	7,074	18,534
OncoCyte Corp. (a)	7,280	22,932
Onconetix, Inc. (a)(b)	6,658	904
Oncternal Therapeutics, Inc. (a)	3,304	13,811
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
Oragenics, Inc. (a)(b)	2,808	3,566
Organogenesis Holdings, Inc. Class A (a)	99,692	287,113
Organovo Holdings, Inc. (a)	9,550	5,539
Orgenesis, Inc. (a)	28,411	19,033
ORIC Pharmaceuticals, Inc. (a)	57,761	598,982
Oruka Therapeutics, Inc. (b)	14,897	35,753
Outlook Therapeutics, Inc. (a)(b)	19,658	144,486
Ovid Therapeutics, Inc. (a)	73,500	83,055
Palatin Technologies, Inc. (a)(b)	15,883	25,889
Palisade Bio, Inc. (a)(b)	135	477
Palisade Bio, Inc. rights (a)(c)	122	0
Pasithea Therapeutics Corp. (a)	960	4,253
Passage Bio, Inc. (a)	44,135	30,921
PDL BioPharma, Inc. (a)(c)	91,243	14,832
PDS Biotechnology Corp. (a)(b)	41,270	132,064
PepGen, Inc. (a)	23,208	223,493
Perspective Therapeutics, Inc. (a)	69,007	1,090,311
PharmaCyte Biotech, Inc. (a)	19,313	29,549
Phio Pharmaceuticals Corp. (a)	51	142
Pieris Pharmaceuticals, Inc. (a)	1,087	20,001
Plus Therapeutics, Inc. (a)	3,964	5,669
PMV Pharmaceuticals, Inc. (a)	54,945	86,264
Poseida Therapeutics, Inc. (a)	92,875	265,623
Praxis Precision Medicines, Inc. (a)	23,194	1,232,761
Precigen, Inc. (a)(b)	177,164	194,880
Precision BioSciences, Inc. (a)	5,642	61,385
Prelude Therapeutics, Inc. (a)	23,067	119,948
Prime Medicine, Inc. (a)(b)	81,426	348,503
ProKidney Corp. Class A (a)(b)	43,392	104,141
Protagenic Therapeutics, Inc. (a)	3,289	1,881
Protagonist Therapeutics, Inc. (a)	80,446	3,450,329
Protara Therapeutics, Inc. (a)(b)	13,148	26,296
Prothena Corp. PLC (a)	57,440	1,279,189
PTC Therapeutics, Inc. (a)	104,041	3,674,728
Puma Biotechnology, Inc. (a)	54,472	136,180
Pyxis Oncology, Inc. (a)	65,006	246,373
Q32 Bio, Inc. (a)	3,943	171,442
Q32 Bio, Inc. rights (a)(c)	47,190	0
Qualigen Therapeutics, Inc. (a)(b)	2,925	546
Quince Therapeutics, Inc. (a)(b)	30,058	20,770
Rallybio Corp. (a)	26,662	30,661
RAPT Therapeutics, Inc. (a)	39,696	81,575
Recursion Pharmaceuticals, Inc. Class A (a)(b)	278,934	2,030,640
Regeneron Pharmaceuticals, Inc. (a)	143,211	169,660,640
REGENXBIO, Inc. (a)	61,337	749,538
Regulus Therapeutics, Inc. (a)	87,981	147,808
Relay Therapeutics, Inc. (a)	146,537	994,986
Reneo Pharmaceuticals, Inc. (a)(b)	25,468	37,693
Renovaro, Inc. (a)	137,501	82,308
RenovoRx, Inc. (a)	11,379	11,607
Repligen Corp. (a)	70,209	10,596,644
Replimune Group, Inc. (a)	73,870	751,258
Revolution Medicines, Inc. (a)	175,828	7,495,548
Rezolute, Inc. (a)	45,677	217,423
Rhythm Pharmaceuticals, Inc. (a)	71,638	3,387,761
Rigel Pharmaceuticals, Inc. (a)	23,323	313,461
Rocket Pharmaceuticals, Inc. (a)	98,104	1,849,260
Roivant Sciences Ltd. (a)	453,565	5,547,100
S.A.B. Biotherapeutics, Inc. (a)	3,945	11,598
Sage Therapeutics, Inc. (a)	69,877	589,063
Sagimet Biosciences, Inc. (a)	20,355	62,693
Salarius Pharmaceuticals, Inc. (a)	308	511
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	142,386	861,435
Sangamo Therapeutics, Inc. (a)	222,951	189,062
Sarepta Therapeutics, Inc. (a)	127,629	17,329,466
Savara, Inc. (a)	163,416	697,786
Scholar Rock Holding Corp. (a)	71,351	663,564
Sellas Life Sciences Group, Inc. (a)(b)	81,893	105,642
Sensei Biotherapeutics, Inc. (a)	17,480	10,200
Senti Biosciences, Inc. (a)(b)	3,157	8,398
Sera Prognostics, Inc. (a)(b)	26,120	191,982
Seres Therapeutics, Inc. (a)(b)	139,460	111,652
Serina Therapeutics, Inc. (a)	842	6,719
Serina Therapeutics, Inc. warrants 7/31/25 (a)	174	309
Shattuck Labs, Inc. (a)	58,473	209,918
Silo Pharma, Inc. (a)	996	1,165
Skye Bioscience, Inc. (a)	22,624	140,043
Soleno Therapeutics, Inc. (a)(b)	28,793	1,409,417
Solid Biosciences, Inc. (a)	29,075	259,640
Soligenix, Inc. (a)	580	2,030
Sonnet Biotherapeutics Holding (a)	2,785	2,064
Spectrum Pharmaceuticals, Inc. rights (a)(c)	247,249	2
Spero Therapeutics, Inc. (a)	59,965	82,152
SpringWorks Therapeutics, Inc. (a)	88,216	3,679,489
Spruce Biosciences, Inc. (a)	24,008	11,157
Spyre Therapeutics, Inc. (a)	41,971	1,206,666
Spyre Therapeutics, Inc. rights (a)(c)	74,199	1
Stoke Therapeutics, Inc. (a)(b)	47,340	688,797
Summit Therapeutics, Inc. (a)(b)	170,624	2,214,700
Surface Oncology, Inc. rights (a)(c)	58,553	1
Surrozen, Inc. (a)	1,401	14,360
Sutro Biopharma, Inc. (a)	98,974	452,311
Synaptogenix, Inc. (a)	289	1,142
Syndax Pharmaceuticals, Inc. (a)	115,843	2,380,574
Synlogic, Inc. (a)	6,682	10,023
Syros Pharmaceuticals, Inc. (a)(b)	29,500	48,380
T2 Biosystems, Inc. (a)	18,381	58,635
Tango Therapeutics, Inc. (a)	74,563	882,080
Taysha Gene Therapies, Inc. (a)	122,997	275,513
Tectonic Therapeutic, Inc. (a)	4,005	76,896
Tectonic Therapeutic, Inc. rights (a)(c)	4,005	0
Tempest Therapeutics, Inc. (a)(b)	16,762	21,623
Tenaya Therapeutics, Inc. (a)	67,823	181,766
TG Therapeutics, Inc. (a)	181,161	4,255,472
Theriva Biologics, Inc. (a)(b)	594	3,505
TONIX Pharmaceuticals Holding (a)(b)	725	166
Tourmaline Bio, Inc.	21,685	365,392
Travere Therapeutics, Inc. (a)	92,104	872,225
Trevena, Inc. (a)(b)	294	1,152
TriSalus Life Sciences, Inc. Class A (a)	15,935	86,368
TScan Therapeutics, Inc. (a)	54,384	306,182
Turnstone Biologics Corp. (a)	9,118	6,401
Twist Bioscience Corp. (a)	78,624	3,399,702
Tyra Biosciences, Inc. (a)	28,687	652,916
Ultragenyx Pharmaceutical, Inc. (a)	121,987	6,926,422
Unicycive Therapeutics, Inc. (a)	27,709	9,360
uniQure B.V. (a)	60,731	355,276
United Therapeutics Corp. (a)	59,820	21,747,561
United Therapeutics Corp. rights (a)(c)	29,360	0
UNITY Biotechnology, Inc. (a)	16,276	26,530
Vaccinex, Inc. (a)(b)	345	1,984
Vanda Pharmaceuticals, Inc. (a)	75,769	400,818
Vaxart, Inc. (a)	243,197	210,827
Vaxcyte, Inc. (a)	135,199	10,918,671
Vera Therapeutics, Inc. (a)	61,879	2,340,264
Veracyte, Inc. (a)	106,995	3,375,692
Verastem, Inc. (a)	31,517	78,793
Vericel Corp. (a)	66,572	3,438,444
Vertex Pharmaceuticals, Inc. (a)	348,494	172,814,690
Verve Therapeutics, Inc. (a)(b)	80,801	541,367
Vigil Neuroscience, Inc. (a)(b)	17,256	60,051
Viking Therapeutics, Inc. (a)	148,533	9,523,936
Vincerx Pharma, Inc. (a)	24,738	20,285
Vir Biotechnology, Inc. (a)	128,320	1,059,923
Viracta Therapeutics, Inc. (a)(b)	28,467	6,081
Viridian Therapeutics, Inc. (a)	79,919	1,173,211
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	26,275	5,047
VistaGen Therapeutics, Inc. (a)	36,806	128,453
Vor Biopharma, Inc. (a)	50,115	43,811
Voyager Therapeutics, Inc. (a)	65,856	432,015
vTv Therapeutics, Inc. Class A (a)(b)	798	12,848
Werewolf Therapeutics, Inc. (a)	35,581	76,855
X4 Pharmaceuticals, Inc. (a)	185,713	129,999
Xbiotech, Inc. (a)	27,909	178,618
Xencor, Inc. (a)	87,390	1,528,451
Xenetic Biosciences, Inc. (a)	714	2,806
Xilio Therapeutics, Inc. (a)	15,374	13,189
XOMA Corp. (a)	10,782	315,374
Y-mAbs Therapeutics, Inc. (a)	39,256	561,753
Zentalis Pharmaceuticals, Inc. (a)	75,870	263,269
Zura Bio Ltd. Class A (a)(b)	37,536	155,024
		1,819,619,765
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	2,351,201	266,320,537
Accelerate Diagnostics, Inc. (a)(b)	14,159	28,460
Accuray, Inc. (a)	141,131	307,666
Aethlon Medical, Inc. (a)	1,575	599
Align Technology, Inc. (a)	94,568	22,433,421
Alphatec Holdings, Inc. (a)	137,952	951,869
Angiodynamics, Inc. (a)	53,910	402,169
Apyx Medical Corp. (a)	40,265	53,552
Artivion, Inc. (a)	52,768	1,432,124
Aspira Women's Health, Inc. (a)(b)	9,393	9,675
Atricure, Inc. (a)	66,225	1,735,757
Avanos Medical, Inc. (a)	62,320	1,509,390
Avinger, Inc. (a)	1,338	1,485
AxoGen, Inc. (a)	59,221	778,756
Axonics, Inc. (a)	68,153	4,713,802
Baxter International, Inc.	688,624	26,126,395
Becton, Dickinson & Co.	390,689	94,706,920
Beyond Air, Inc. (a)	34,969	15,456
Biomerica, Inc. (a)	19,838	8,729
Bioventus, Inc. (a)	44,636	448,592
Bluejay Diagnostics, Inc. (a)(b)	52	10
Boston Scientific Corp. (a)	1,986,787	162,499,309
Butterfly Network, Inc. Class A (a)	208,199	226,937
Catheter Precision, Inc. (a)	48	28
Cerus Corp. (a)	244,591	552,776
ClearPoint Neuro, Inc. (a)(b)	38,193	495,745
Co.-Diagnostics, Inc. (a)	42,475	59,040
CONMED Corp.	41,588	3,045,073
Cutera, Inc. (a)(b)	21,468	16,314
CVRx, Inc. (a)	15,336	151,213
CytoSorbents Corp. (a)(b)	49,678	52,162
Delcath Systems, Inc. (a)	31,053	341,583
Dentsply Sirona, Inc.	280,540	7,094,857
DexCom, Inc. (a)	537,669	37,281,968
DIH Holdings U.S., Inc. Class A (a)	34,319	70,697
Edwards Lifesciences Corp. (a)	814,309	56,969,058
Ekso Bionics Holdings, Inc. (a)	16,593	19,912
electroCore, Inc. (a)	6,251	37,694
Electromed, Inc. (a)	9,059	155,362
Embecta Corp.	77,971	1,274,046
ENDRA Life Sciences, Inc. (a)	190	73
Enovis Corp. (a)	67,696	3,154,634
Envista Holdings Corp. (a)	231,130	4,220,434
Envoy Medical, Inc. Class A (a)	10,357	31,278
Envveno Medical Corp. (a)	16,259	85,522
Femasys, Inc. (a)(b)	23,734	27,769
Fonar Corp. (a)	9,465	164,596
Fractyl Health, Inc.	10,965	38,378
GE Healthcare Technologies, Inc.	573,733	48,664,033
Glaukos Corp. (a)	68,159	9,125,809
Globus Medical, Inc. Class A (a)	151,953	11,046,983
Haemonetics Corp. (a)	68,800	5,199,904
Heartbeam, Inc. (a)	29,154	68,512
Helius Medical Technologies, Inc. (U.S.) (a)	800	625
Hologic, Inc. (a)	315,154	25,603,111
Hyperfine, Inc. (a)(b)	64,196	64,838
ICU Medical, Inc. (a)	27,757	4,589,065
IDEXX Laboratories, Inc. (a)	111,574	53,703,913
Impact Biomedical, Inc. (a)(b)(c)	5,820	0
Inari Medical, Inc. (a)	70,370	3,042,095
Inogen, Inc. (a)	32,002	392,665
Inspire Medical Systems, Inc. (a)	40,138	7,217,615
Insulet Corp. (a)	94,699	19,202,116
Integer Holdings Corp. (a)	45,459	5,912,852
Integra LifeSciences Holdings Corp. (a)	91,961	1,870,487
Intelligent Bio Solutions, Inc. (a)	663	935
Intuitive Surgical, Inc. (a)	479,373	236,153,521
INVO Bioscience, Inc. (a)	6,166	4,994
IRadimed Corp.	10,505	493,315
iRhythm Technologies, Inc. (a)	41,801	2,962,855
Iridex Corp. (a)	16,065	32,291
Kewaunee Scientific Corp. (a)	2,758	148,105
Know Labs, Inc. (a)	24,440	7,105
KORU Medical Systems, Inc. (a)	54,214	136,619
Lantheus Holdings, Inc. (a)	93,753	9,981,882
LeMaitre Vascular, Inc.	26,937	2,432,142
LENSAR, Inc. (a)	11,985	55,970
LivaNova PLC (a)	72,888	3,672,826
LogicMark, Inc. (a)(b)	489	88
Lucid Diagnostics, Inc. (a)(b)	12,237	9,794
Masimo Corp. (a)	60,280	7,084,106
Medtronic PLC	1,794,552	158,961,416
Merit Medical Systems, Inc. (a)	78,796	7,617,997
Microbot Medical, Inc. (a)	16,467	14,491
Milestone Scientific, Inc. (a)	56,201	61,821
Modular Medical, Inc. (a)	22,838	42,022
Myomo, Inc. (a)	29,515	132,227
NanoVibronix, Inc. (a)	1,540	935
Neogen Corp. (a)(b)	267,697	4,617,773
NeuroMetrix, Inc. (a)(b)	959	3,663
Neuronetics, Inc. (a)	38,614	34,100
NeuroOne Medical Technologies Corp. (a)	30,406	24,355
NeuroPace, Inc. (a)	15,587	123,449
Nevro Corp. (a)	48,503	300,234
NEXGEL, Inc. (a)	5,058	14,618
Novocure Ltd. (a)	131,485	2,556,068
Nuwellis, Inc. (a)	17	24
Omnicell, Inc. (a)	61,707	2,744,727
OraSure Technologies, Inc. (a)	98,397	440,819
Orchestra BioMed Holdings, Inc. (a)(b)	35,386	237,086
Orthofix Medical, Inc. (a)	51,980	906,531
OrthoPediatrics Corp. (a)	21,166	676,254
Outset Medical, Inc. (a)(b)	67,913	35,994
Owlet, Inc. Class A (a)(b)	5,880	26,401
Paragon 28, Inc. (a)(b)	50,155	417,290
PAVmed, Inc. (a)	9,304	8,467
Penumbra, Inc. (a)	52,456	10,612,898
Precision Optics Corp., Inc. (a)	344	1,806
Predictive Oncology, Inc. (a)(b)	4,632	4,428
Pro-Dex, Inc. (a)	3,251	73,538
PROCEPT BioRobotics Corp. (a)	60,603	4,787,637
Pulmonx Corp. (a)	51,599	377,705
Pulse Biosciences, Inc. (a)(b)	26,333	490,847
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	2,579	14,763
warrants 6/26/30 (a)(b)	2,579	14,763
QuidelOrtho Corp. (a)	67,124	2,835,989
ResMed, Inc.	198,626	48,667,343
Retractable Technologies, Inc. (a)	21,929	20,510
Rockwell Medical, Inc. (a)	37,836	108,211
RxSight, Inc. (a)	33,565	1,892,730
Sanara Medtech, Inc. (a)(b)	4,786	171,770
SeaStar Medical Holding Corp. (Class A) (a)(b)	4,025	19,843
Semler Scientific, Inc. (a)(b)	6,917	184,684
Senseonics Holdings, Inc. (a)(b)	715,157	278,268
Sensus Healthcare, Inc. (a)	16,647	108,538
SI-BONE, Inc. (a)	49,621	824,701
Sight Sciences, Inc. (a)(b)	41,590	281,564
Silk Road Medical, Inc. (a)	52,771	1,430,622
Solventum Corp.	186,920	11,983,441
Spectral Ai, Inc. (a)(b)	5,552	7,939
Staar Surgical Co. (a)	66,006	2,184,139
Stereotaxis, Inc. (a)	92,305	211,378
STERIS PLC	133,632	32,218,675
STRATA Skin Sciences, Inc. (a)	1,334	4,709
Stryker Corp.	458,211	165,148,409
SurModics, Inc. (a)	19,408	769,139
Tactile Systems Technology, Inc. (a)	31,504	431,290
Talis Biomedical Corp. (a)	1,589	6,960
Tandem Diabetes Care, Inc. (a)	87,570	3,809,295
Tela Bio, Inc. (a)(b)	22,896	66,398
Teleflex, Inc.	63,643	15,603,354
Tenon Medical, Inc. (a)	2,447	1,200
The Cooper Companies, Inc.	268,527	28,391,360
Tivic Health Systems, Inc. (a)	1,717	573
TransMedics Group, Inc. (a)	44,663	7,506,064
Treace Medical Concepts, Inc. (a)	57,898	357,231
UFP Technologies, Inc. (a)	9,520	3,248,510
Utah Medical Products, Inc.	4,564	310,306
Varex Imaging Corp. (a)	54,456	679,611
Venus Concept, Inc. (a)	1,911	1,057
Vicarious Surgical, Inc. (a)	3,595	22,684
Vivani Medical, Inc. (a)	44,906	58,827
VolitionRx Ltd. (a)	74,273	53,477
Xtant Medical Holdings, Inc. (a)	8,826	6,531
Zimmer Biomet Holdings, Inc.	277,987	32,096,379
Zimvie, Inc. (a)	37,589	651,793
Zomedica Corp. (a)	1,260,724	162,507
Zynex, Inc. (a)(b)	25,684	201,876
		1,718,330,025
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	415,712	130,908
Acadia Healthcare Co., Inc. (a)	126,252	10,343,826
Accolade, Inc. (a)	94,257	409,075
AdaptHealth Corp. (a)	108,831	1,196,053
Addus HomeCare Corp. (a)	23,898	3,178,673
agilon health, Inc. (a)	406,742	1,659,507
AirSculpt Technologies, Inc. (a)(b)	16,213	67,932
Alignment Healthcare, Inc. (a)	133,629	1,203,997
Amedisys, Inc. (a)	43,673	4,280,391
AMN Healthcare Services, Inc. (a)	51,106	2,710,151
Astrana Health, Inc. (a)	57,172	2,732,250
ATI Physical Therapy, Inc. (a)	1,773	10,744
Aveanna Healthcare Holdings, Inc. (a)	71,326	402,992
Biodesix, Inc. (a)	34,659	67,932
BrightSpring Health Services, Inc. (b)	71,525	897,639
Brookdale Senior Living, Inc. (a)	264,007	1,877,090
Cardinal Health, Inc.	329,323	37,121,289
CareMax, Inc. Class A (a)	3,322	7,541
Castle Biosciences, Inc. (a)	37,736	1,119,627
Cencora, Inc.	223,662	53,582,705
Centene Corp. (a)	721,474	56,873,795
Chemed Corp.	20,450	11,987,177
Cigna Group	383,896	138,897,412
Clover Health Investments Corp. (a)(b)	471,228	1,239,330
Community Health Systems, Inc. (a)	166,405	906,907
Corvel Corp. (a)	12,368	3,966,789
Cosmos Health, Inc. (a)(b)	14,502	16,895
Cross Country Healthcare, Inc. (a)	44,424	662,806
Cryo-Cell International, Inc. (a)	1,103	6,839
CVS Health Corp.	1,696,768	97,123,000
DaVita, Inc. (a)	69,854	10,542,366
DocGo, Inc. Class A (a)	119,386	451,279
Elevance Health, Inc.	314,115	174,927,502
Encompass Health Corp.	136,032	12,657,778
Enhabit Home Health & Hospice (a)	67,388	568,755
Enzo Biochem, Inc. (a)(b)	52,369	59,701
Fulgent Genetics, Inc. (a)	27,137	612,211
GeneDx Holdings Corp. Class A (a)	25,244	806,293
Guardant Health, Inc. (a)	164,743	4,214,126
HCA Holdings, Inc.	261,938	103,620,053
HealthEquity, Inc. (a)	117,982	9,386,648
Henry Schein, Inc. (a)	172,380	12,161,409
Hims & Hers Health, Inc. Class A (a)	199,438	2,937,722
Humana, Inc.	162,898	57,742,454
IMAC Holdings, Inc. (a)	819	1,368
InfuSystems Holdings, Inc. (a)	28,343	188,481
Innovage Holding Corp. (a)	25,634	163,032
Inspire Veterinary Partners, Inc. (b)	1,163	1,576
Labcorp Holdings, Inc.	113,891	26,182,402
LifeStance Health Group, Inc. (a)	121,771	768,375
McKesson Corp.	175,710	98,587,367
Modivcare, Inc. (a)	16,566	478,095
Molina Healthcare, Inc. (a)	79,241	27,717,709
MSP Recovery, Inc. Class A (a)(b)	4,460	1,009
National Healthcare Corp. (b)	18,452	2,530,323
National Research Corp. Class A	19,589	446,629
NeoGenomics, Inc. (a)	172,560	2,850,691
Neuehealth, Inc. (a)(b)	4,466	22,419
Novo Integrated Sciences, Inc. (a)(b)	20,033	6,282
Nutex Health, Inc. (a)(b)	4,007	85,710
Ontrak, Inc. (a)	1,299	272
Opko Health, Inc. (a)(b)	579,424	973,432
Option Care Health, Inc. (a)	235,328	7,535,203
Owens & Minor, Inc. (a)	98,816	1,535,601
P3 Health Partners, Inc. Class A (a)	41,077	20,732
PACS Group, Inc.	29,318	1,163,045
Patterson Companies, Inc.	108,057	2,430,202
Pediatrix Medical Group, Inc. (a)	111,202	1,207,654
Pennant Group, Inc. (a)	40,443	1,385,577
Performant Financial Corp. (a)	92,138	325,247
PetIQ, Inc. Class A (a)	34,676	1,059,352
Precipio, Inc. (a)(b)	1,032	6,553
Premier, Inc. Class A	142,480	2,902,318
Privia Health Group, Inc. (a)	141,664	2,853,113
Progyny, Inc. (a)	111,779	2,625,689
Psychemedics Corp. (a)	3,421	7,868
Quest Diagnostics, Inc.	150,172	23,572,499
R1 RCM, Inc. (a)	266,417	3,759,144
RadNet, Inc. (a)	89,788	5,952,047
Regional Health Properties, Inc. (a)	1,040	1,929
Select Medical Holdings Corp.	144,283	5,204,288
Sonida Senior Living, Inc. (a)	9,208	254,141
SunLink Health Systems, Inc. (a)	3,788	3,030
Surgery Partners, Inc. (a)	98,490	3,146,756
Talkspace, Inc. Class A (a)	183,203	366,406
Tenet Healthcare Corp. (a)	131,883	21,871,477
The Ensign Group, Inc.	76,416	11,566,326
The Joint Corp. (a)(b)	19,718	223,011
The Oncology Institute, Inc. (a)	44,329	16,269
U.S. Physical Therapy, Inc.	20,183	1,727,665
UnitedHealth Group, Inc.	1,243,875	734,135,025
Universal Health Services, Inc. Class B	80,658	19,194,184
Viemed Healthcare, Inc. (a)	47,440	360,544
Vivos Therapeutics, Inc. (a)	1,162	3,149
		1,842,790,785
Health Care Technology - 0.1%
American Well Corp. (a)	17,060	141,598
Augmedix, Inc. (a)(b)	68,476	158,864
Bullfrog AI Holdings, Inc. (a)(b)	1,831	4,724
CareCloud, Inc. (a)	12,276	32,777
Certara, Inc. (a)	145,651	1,784,225
DarioHealth Corp. (a)(b)	36,053	29,203
Definitive Healthcare Corp. (a)	65,913	309,132
Doximity, Inc. Class A (a)	165,523	6,087,936
Evolent Health, Inc. Class A (a)	157,583	5,039,504
Forian, Inc. (a)	21,578	53,082
GoodRx Holdings, Inc. (a)(b)	109,987	868,897
Health Catalyst, Inc. (a)	77,382	556,377
HealthStream, Inc.	32,507	944,003
iCAD, Inc. (a)	35,050	56,431
iCoreConnect, Inc.	9,040	4,565
iSpecimen, Inc. (a)(b)	3,041	821
Lifemd, Inc. (a)	40,178	209,327
MultiPlan Corp. Class A (a)	367,117	86,273
Onemednet Corp. Class A (a)	28,169	29,014
OptimizeRx Corp. (a)	25,252	209,844
Phreesia, Inc. (a)	74,063	1,904,160
Schrodinger, Inc. (a)	74,190	1,560,216
SCWorx, Corp. (a)	373	451
Sharecare, Inc. Class A (a)	413,093	574,199
Simulations Plus, Inc. (b)	21,499	779,339
Streamline Health Solutions, Inc. (a)	50,799	27,330
Teladoc Health, Inc. (a)	232,691	1,668,394
TruBridge, Inc. (a)	19,484	242,965
Trxade Health, Inc.	535	4,227
Veeva Systems, Inc. Class A (a)	198,499	42,963,124
		66,331,002
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. Class A (a)	144,313	3,369,709
Adaptive Biotechnologies Corp. (a)	148,656	698,683
Agilent Technologies, Inc.	396,074	56,606,896
Akoya Biosciences, Inc. (a)(b)	30,423	77,579
Alpha Teknova, Inc. (a)	23,806	117,602
Applied DNA Sciences, Inc. (a)(b)	875	1,671
Avantor, Inc. (a)	917,193	23,700,267
Azenta, Inc. (a)	72,401	3,585,298
Bio-Rad Laboratories, Inc. Class A (a)	27,531	9,286,757
Bio-Techne Corp.	212,696	15,737,377
BioLife Solutions, Inc. (a)	48,319	1,250,496
BioNano Genomics, Inc. (a)	51,348	25,161
Bruker Corp.	131,434	8,831,050
Champions Oncology, Inc. (a)	7,545	31,840
Charles River Laboratories International, Inc. (a)	69,562	13,755,886
ChromaDex, Inc. (a)	70,751	244,091
Codexis, Inc. (a)	94,118	272,001
Conduit Pharmaceuticals, Inc. Class A (a)(b)	13,209	1,626
CryoPort, Inc. (a)	65,985	614,980
Cytek Biosciences, Inc. (a)	132,689	761,635
Danaher Corp.	890,869	239,919,930
Fortrea Holdings, Inc. (a)	119,998	2,767,154
Harvard Bioscience, Inc. (a)	53,496	154,068
Illumina, Inc. (a)	215,364	28,298,830
Inotiv, Inc. (a)(b)	27,000	40,500
IQVIA Holdings, Inc. (a)	246,205	61,932,868
Lifecore Biomedical (a)(b)	34,231	149,932
Maravai LifeSciences Holdings, Inc. Class A (a)	148,824	1,346,857
MaxCyte, Inc. (a)	140,300	606,096
Medpace Holdings, Inc. (a)	31,803	11,298,652
Mesa Laboratories, Inc. (b)	6,877	919,386
Mettler-Toledo International, Inc. (a)	28,864	41,537,605
Nautilus Biotechnology, Inc. Class A (a)	66,765	173,589
OmniAb, Inc. (a)	128,710	539,295
Pacific Biosciences of California, Inc. (a)(b)	332,114	454,996
Personalis, Inc. (a)	57,431	312,425
Quanterix Corp. (a)	46,119	600,931
Quantum-Si, Inc. Class A (a)	123,165	116,613
Rapid Micro Biosystems, Inc. Class A (a)	21,258	18,069
Revvity, Inc.	166,793	20,438,814
Seer, Inc. (a)	52,002	87,363
Singular Genomics Systems, Inc. (a)	1,976	13,358
Sotera Health Co. (a)	168,462	2,601,053
Standard BioTools, Inc. (a)(b)	398,989	849,847
Telesis Bio, Inc. (a)(b)	642	2,273
Thermo Fisher Scientific, Inc.	515,825	317,268,483
Waters Corp. (a)	80,176	27,768,958
West Pharmaceutical Services, Inc.	98,466	30,881,892
		930,070,442
Pharmaceuticals - 3.5%
Aclaris Therapeutics, Inc. (a)	72,634	85,708
Adial Pharmaceuticals, Inc. (a)(b)	957	939
Alimera Sciences, Inc. (a)	53,007	293,129
ALT5 Sigma Corp. (a)(b)	4,331	10,438
Alto Neuroscience, Inc.	11,801	151,171
Amneal Intermediate, Inc. Class A, (a)	154,130	1,334,766
Amphastar Pharmaceuticals, Inc. (a)	51,806	2,525,024
Amylyx Pharmaceuticals, Inc. (a)	54,307	120,562
AN2 Therapeutics, Inc. (a)	22,396	25,307
Anebulo Pharmaceuticals, Inc. (a)	837	1,599
ANI Pharmaceuticals, Inc. (a)	20,359	1,297,886
Aquestive Therapeutics, Inc. (a)(b)	103,948	470,884
Artelo Biosciences, Inc. (a)	3,048	3,871
Arvinas Holding Co. LLC (a)	92,110	2,409,598
Assertio Holdings, Inc. (a)(b)	123,582	145,827
Atea Pharmaceuticals, Inc. (a)	104,970	404,135
Athira Pharma, Inc. (a)	39,326	121,517
Avenue Therapeutics, Inc. (a)	84	220
Axsome Therapeutics, Inc. (a)(b)	53,345	4,740,237
Aytu BioScience, Inc. (a)	3,110	7,588
Biofrontera, Inc. (a)	985	1,074
Biote Corp. Class A (a)	40,960	257,229
Bright Green Corp. (a)(b)	77,441	17,587
Bristol-Myers Squibb Co.	2,739,746	136,850,313
Cadrenal Therapeutics, Inc. (a)(b)	274	2,110
Cara Therapeutics, Inc. (a)	56,490	20,336
Cassava Sciences, Inc. (a)(b)	61,102	1,754,238
Catalent, Inc. (a)	243,789	14,861,377
Cingulate, Inc. (a)	49	387
Citius Pharmaceuticals, Inc. (a)	191,347	109,068
Clearside Biomedical, Inc. (a)	84,277	85,120
CNS Pharmaceuticals, Inc. (a)	92	14
Cocrystal Pharma, Inc. (a)	8,667	15,601
Cognition Therapeutics, Inc. (a)	24,086	17,135
Collegium Pharmaceutical, Inc. (a)	44,238	1,701,393
Context Therapeutics, Inc. (a)	83,533	205,491
Contineum Therapeutics, Inc. Class A (b)	10,737	209,264
Corcept Therapeutics, Inc. (a)	123,696	4,366,469
CorMedix, Inc. (a)(b)	75,062	468,387
Cumberland Pharmaceuticals, Inc. (a)	21,329	29,434
Dare Bioscience, Inc. (a)	10,238	36,652
Durect Corp. (a)(b)	37,978	56,207
Edgewise Therapeutics, Inc. (a)	94,699	1,775,606
Elanco Animal Health, Inc. (a)	667,955	10,333,264
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	1,078,889	1,035,755,018
Enliven Therapeutics, Inc. (a)	34,217	748,668
Enliven Therapeutics, Inc. rights (a)(c)	19,688	0
Enveric Biosciences, Inc. (a)(b)	880	454
Esperion Therapeutics, Inc. (a)(b)	222,176	406,582
Eton Pharmaceuticals, Inc. (a)	30,173	138,796
Evoke Pharma, Inc. (a)	246	1,026
Evolus, Inc. (a)	69,350	1,101,972
Eyenovia, Inc. (a)(b)	44,344	24,394
Eyepoint Pharmaceuticals, Inc. (a)(b)	54,763	490,129
Fulcrum Therapeutics, Inc. (a)	66,499	568,566
Harmony Biosciences Holdings, Inc. (a)	43,745	1,573,945
Harrow, Inc. (a)(b)	43,055	1,742,005
Hepion Pharmaceuticals, Inc. (a)	5,452	4,574
Hoth Therapeutics, Inc. (a)(b)	2,764	1,898
Igc Pharma, Inc. (a)	54,402	19,563
Ikena Oncology, Inc. (a)	33,430	57,165
Innoviva, Inc. (a)(b)	73,839	1,431,000
Intra-Cellular Therapies, Inc. (a)	132,834	9,734,076
Jaguar Health, Inc. (a)(b)	1,806	2,059
Jazz Pharmaceuticals PLC (a)	85,220	9,883,816
Johnson & Johnson	3,252,134	539,398,945
Journey Medical Corp. (a)	11,186	55,706
Kiora Pharmaceuticals, Inc. (a)	216	799
Lexaria Bioscience Corp. (a)	14,836	58,009
Ligand Pharmaceuticals, Inc. (a)	23,085	2,442,393
Lipocine, Inc. (a)(b)	6,738	24,728
Liquidia Corp. (a)(b)	69,811	663,903
Longboard Pharmaceuticals, Inc. (a)	36,089	1,302,091
Lyra Therapeutics, Inc. (a)	43,122	13,872
Marinus Pharmaceuticals, Inc. (a)	73,647	103,106
Merck & Co., Inc.	3,422,707	405,419,644
Mind Medicine (MindMed), Inc. (a)(b)	84,353	511,179
Nektar Therapeutics (a)	261,198	334,333
Neumora Therapeutics, Inc.	20,672	237,728
NovaBay Pharmaceuticals, Inc. (a)	1	0
NRX Pharmaceuticals, Inc. (a)(b)	6,093	11,394
Nutriband, Inc. (a)	7,260	29,621
Nuvation Bio, Inc. Class A (a)	224,507	722,913
Ocular Therapeutix, Inc. (a)(b)	209,416	1,847,049
Ocuphire Pharma, Inc. (a)(b)	28,032	34,760
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	84,144	354,246
OptiNose, Inc. (a)	144,392	150,168
Organon & Co.	347,018	7,755,852
Pacira Biosciences, Inc. (a)	63,036	980,840
Perrigo Co. PLC	184,440	5,367,204
Petros Pharmaceuticals, Inc. (a)(b)	1,160	386
Pfizer, Inc.	7,658,075	222,160,756
Phathom Pharmaceuticals, Inc. (a)(b)	45,457	750,950
Phibro Animal Health Corp. Class A	27,473	576,933
Pliant Therapeutics, Inc. (a)	80,327	1,067,546
Prestige Consumer Healthcare, Inc. (a)	67,037	5,003,642
Processa Pharmaceuticals, Inc. (a)	1,265	1,746
ProPhase Labs, Inc. (a)(b)	17,884	48,108
Pulmatrix, Inc. (a)	4,155	8,726
Rani Therapeutics Holdings, Inc. Class A (a)(b)	16,996	54,387
Relmada Therapeutics, Inc. (a)	32,953	92,268
Revance Therapeutics, Inc. (a)	144,802	951,349
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	28,549	31,975
Royalty Pharma PLC Class A	523,134	15,186,580
Satsuma Pharmaceuticals, Inc. rights (a)(c)	25,923	0
Scilex Holding Co. (a)(i)	82,478	75,880
Scilex Holding Co. (a)(b)	146,075	167,986
scPharmaceuticals, Inc. (a)(b)	29,503	150,170
SCYNEXIS, Inc. (a)(b)	47,620	69,525
Seelos Therapeutics, Inc. (a)(b)	659	192
SIGA Technologies, Inc.	52,081	470,291
Sonoma Pharmaceuticals, Inc. (a)	86	284
Supernus Pharmaceuticals, Inc. (a)	74,211	2,609,259
Talphera, Inc. (a)	16,878	17,553
Tarsus Pharmaceuticals, Inc. (a)(b)	41,344	1,120,836
Terns Pharmaceuticals, Inc. (a)	47,217	359,794
TFF Pharmaceuticals, Inc. (a)(b)	2,596	5,296
TherapeuticsMD, Inc. (a)(b)	11,320	21,168
Theravance Biopharma, Inc. (a)	47,284	390,093
Third Harmonics Bio, Inc. (a)	22,603	261,065
Titan Pharmaceuticals, Inc. (a)(b)	523	3,206
TNF Pharmaceuticals, Inc. (a)(b)	1,231	2,080
Traws Pharma, Inc. (a)	21,108	7,979
Traws Pharma, Inc. rights (a)(c)	21,108	0
Trevi Therapeutics, Inc. (a)	51,670	163,277
Ventyx Biosciences, Inc. (a)(b)	69,710	155,453
Verrica Pharmaceuticals, Inc. (a)(b)	26,994	63,436
Viatris, Inc.	1,605,301	19,392,036
Virpax Pharmaceuticals, Inc. (a)(b)	1,044	851
Vyne Therapeutics, Inc. (a)	9,581	17,437
WAVE Life Sciences (a)	115,753	664,422
Xeris Biopharma Holdings, Inc. (a)	205,342	577,011
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zevra Therapeutics, Inc. (a)(b)	55,121	421,676
Zoetis, Inc. Class A	616,551	113,130,943
		2,605,084,902
TOTAL HEALTH CARE		8,982,226,921
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.9%
AAR Corp. (a)	44,887	2,952,667
AeroVironment, Inc. (a)	37,840	7,710,278
AerSale Corp. (a)	38,436	195,639
Air Industries Group, Inc. (a)(b)	2,013	10,991
Archer Aviation, Inc. Class A (a)(b)	284,794	968,300
Astronics Corp. (a)	38,810	870,120
Axon Enterprise, Inc. (a)	95,897	34,999,528
BWX Technologies, Inc.	123,761	12,747,383
Byrna Technologies, Inc. (a)	24,121	279,562
Cadre Holdings, Inc.	27,193	985,746
CPI Aerostructures, Inc. (a)	8,739	26,217
Curtiss-Wright Corp.	51,651	16,314,485
Ducommun, Inc. (a)	18,232	1,186,539
Eve Holding, Inc. (a)(b)	41,940	117,851
General Dynamics Corp.	307,226	91,971,175
General Electric Co.	1,479,476	258,346,099
HEICO Corp.	52,908	13,574,076
HEICO Corp. Class A	104,144	20,838,173
Hexcel Corp.	112,363	7,111,454
Howmet Aerospace, Inc.	523,806	50,631,088
Huntington Ingalls Industries, Inc.	53,229	15,051,564
Innovative Solutions & Support, Inc. (a)	15,274	107,223
Intuitive Machines, Inc. Class A (a)(b)	51,441	255,662
Kratos Defense & Security Solutions, Inc. (a)	203,460	4,667,372
L3Harris Technologies, Inc.	256,383	60,678,165
Leonardo DRS, Inc. (a)	96,622	2,757,592
Loar Holdings, Inc. (b)	15,770	1,169,503
Lockheed Martin Corp.	288,534	163,916,165
Mercury Systems, Inc. (a)	70,918	2,687,792
Momentus, Inc. Class A (a)(b)	6,576	4,886
Moog, Inc. Class A	38,701	7,639,577
National Presto Industries, Inc.	7,254	567,916
Northrop Grumman Corp.	188,007	98,367,142
Optex Systems Holdings, Inc. (a)	3,919	31,705
Park Aerospace Corp.	24,691	333,575
Redwire Corp. Class A (a)(b)	27,714	187,070
Rocket Lab U.S.A., Inc. Class A (a)(b)	354,083	2,220,100
RTX Corp.	1,796,878	221,626,933
Sidus Space, Inc. Class A (a)(b)	2,709	9,021
SIFCO Industries, Inc. (a)	5,271	27,059
Spirit AeroSystems Holdings, Inc. Class A (a)	156,826	5,521,843
Terran Orbital Corp. Class A (a)(b)	195,324	47,854
Textron, Inc.	257,467	23,480,990
The Boeing Co. (a)	779,865	135,493,745
TransDigm Group, Inc.	75,629	103,854,499
Triumph Group, Inc. (a)	104,227	1,451,882
V2X, Inc. (a)	15,672	887,819
Virgin Galactic Holdings, Inc. (a)(b)	23,842	159,503
VirTra, Inc. (a)	15,571	104,637
Woodward, Inc.	82,673	13,777,455
		1,388,923,620
Air Freight & Logistics - 0.4%
Air T, Inc. (a)	1,873	42,573
Air Transport Services Group, Inc. (a)	68,155	1,149,093
C.H. Robinson Worldwide, Inc.	158,332	16,388,945
Expeditors International of Washington, Inc.	190,563	23,517,380
FedEx Corp.	305,941	91,405,993
Forward Air Corp. (b)	43,263	1,374,466
GXO Logistics, Inc. (a)	160,942	8,055,147
Hub Group, Inc. Class A	82,946	3,909,245
Radiant Logistics, Inc. (a)	48,022	305,900
United Parcel Service, Inc. Class B	985,663	126,706,979
		272,855,721
Building Products - 0.7%
A.O. Smith Corp.	162,936	13,641,002
AAON, Inc.	92,297	8,815,286
Advanced Drain Systems, Inc.	92,023	14,425,525
Allegion PLC	117,828	16,359,240
Alpha PRO Tech Ltd. (a)	13,086	77,993
American Woodmark Corp. (a)	22,186	1,988,087
Apogee Enterprises, Inc.	31,465	2,101,233
Armstrong World Industries, Inc.	59,030	7,482,643
AZZ, Inc.	40,207	3,344,016
Builders FirstSource, Inc. (a)	164,879	28,688,946
Carlisle Companies, Inc.	64,125	27,176,175
Carrier Global Corp.	1,132,437	82,418,765
CEA Industrie, Inc. (a)	499	3,343
CSW Industrials, Inc.	21,095	7,122,305
Fortune Brands Innovations, Inc.	168,718	13,397,896
Gibraltar Industries, Inc. (a)	41,045	2,859,605
Griffon Corp.	50,642	3,351,994
Hayward Holdings, Inc. (a)	171,176	2,540,252
Insteel Industries, Inc.	26,280	904,032
Janus International Group, Inc. (a)	123,498	1,357,243
Jeld-Wen Holding, Inc. (a)	115,306	1,641,957
Johnson Controls International PLC	910,184	66,306,904
Lennox International, Inc.	43,319	25,566,441
Masco Corp.	297,209	23,645,948
MasterBrand, Inc. (a)	173,139	2,777,150
Owens Corning	117,035	19,747,316
Quanex Building Products Corp.	59,330	1,639,288
Resideo Technologies, Inc. (a)	196,413	3,959,686
Simpson Manufacturing Co. Ltd.	57,009	10,436,068
Tecnoglass, Inc.	27,327	1,693,454
The AZEK Co., Inc. Class A, (a)	197,928	8,437,671
Trane Technologies PLC	305,882	110,625,284
Trex Co., Inc. (a)	146,457	9,335,169
UFP Industries, Inc.	83,714	10,185,482
Zurn Elkay Water Solutions Cor (b)	191,666	6,215,728
		540,269,127
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	85,392	4,880,153
ACCO Brands Corp.	127,833	700,525
Acme United Corp.	4,486	197,788
ACV Auctions, Inc. Class A (a)	201,826	3,776,164
Aqua Metals, Inc. (a)	100,971	22,355
ARC Document Solutions, Inc.	48,449	161,820
Aris Water Solution, Inc. Class A (b)	34,316	577,195
Bitcoin Depot, Inc. Class A (a)(b)	9,154	15,287
Brady Corp. Class A	61,045	4,519,772
Bridger Aerospace Group Holdings, Inc. (a)(b)	14,493	38,986
BrightView Holdings, Inc. (a)	77,039	1,230,313
Casella Waste Systems, Inc. Class A (a)	77,196	8,326,361
CECO Environmental Corp. (a)	39,315	1,138,169
Cimpress PLC (a)	23,098	2,283,930
Cintas Corp.	116,515	93,808,557
Clean Harbors, Inc. (a)	67,797	16,671,282
CompX International, Inc. Class A (b)	2,265	67,656
Copart, Inc. (a)	1,181,894	62,593,106
CoreCivic, Inc. (a)	151,646	2,089,682
Deluxe Corp.	59,777	1,230,808
Driven Brands Holdings, Inc. (a)	81,314	1,166,043
DSS, Inc. (a)	4,003	5,131
Ennis, Inc.	35,494	848,662
Enviri Corp. (a)	109,089	1,303,614
Fuel Tech, Inc. (a)	23,169	23,169
Greenwave Technology Solutions, Inc. (a)	63	29
Healthcare Services Group, Inc. (a)	98,834	1,076,302
HNI Corp.	64,550	3,476,018
Interface, Inc.	79,111	1,493,616
Knightscope, Inc. Class A (a)(b)	95,024	24,326
LanzaTech Global, Inc. Class A (a)(b)	108,698	161,960
Liquidity Services, Inc. (a)	30,419	662,222
Matthews International Corp. Class A	42,204	1,069,027
Millerknoll, Inc.	96,854	2,852,350
Mobile Infrastructure Corp. Class A (a)(b)	13,467	51,444
Montrose Environmental Group, Inc. (a)	42,767	1,407,034
MSA Safety, Inc.	50,034	9,137,709
NL Industries, Inc.	11,304	74,832
Odyssey Marine Exploration, Inc. (a)(b)	24,014	95,336
OpenLane, Inc. (a)	144,358	2,501,724
Perma-Fix Environmental Services, Inc. (a)(b)	16,530	181,830
Pitney Bowes, Inc. (b)	207,543	1,467,329
Quad/Graphics, Inc. Class A (b)	40,967	192,135
Quest Resource Holding Corp. (a)	18,881	166,908
RB Global, Inc. (b)	248,254	21,382,117
Republic Services, Inc.	276,394	57,547,995
Rollins, Inc.	379,957	19,066,242
Royalty Management Holding Corp. Class A (a)	4,648	3,997
Steelcase, Inc. Class A	127,784	1,806,866
Stericycle, Inc. (a)	125,202	7,419,471
Team, Inc. (a)	5,635	77,030
Tetra Tech, Inc.	72,323	17,194,070
The Brink's Co.	59,826	6,636,498
The GEO Group, Inc. (a)	181,265	2,514,146
TOMI Environmental Solutions, Inc. (a)	10,144	8,573
UniFirst Corp.	20,310	3,852,604
Veralto Corp.	296,726	33,360,904
Vestis Corp.	176,878	2,488,673
Viad Corp. (a)	28,529	981,683
Virco Manufacturing Co.	13,036	202,449
VSE Corp.	22,356	2,079,779
Waste Management, Inc.	493,146	104,566,678
Wilhelmina International, Inc. (a)	3,508	19,645
		514,978,079
Construction & Engineering - 0.3%
AECOM	183,664	18,392,113
Ameresco, Inc. Class A (a)	43,509	1,324,849
API Group Corp. (a)	321,917	11,444,149
Arcosa, Inc.	65,291	5,973,474
Argan, Inc.	17,093	1,355,646
Bowman Consulting Group Ltd. (a)	18,446	442,704
Centuri Holdings, Inc.	16,872	288,511
Comfort Systems U.S.A., Inc.	48,123	17,012,443
Concrete Pumping Holdings, Inc. (a)	33,970	220,465
Construction Partners, Inc. Class A (a)	59,409	3,919,806
Dycom Industries, Inc. (a)	39,364	6,926,489
EMCOR Group, Inc.	63,507	24,962,061
Fluor Corp. (a)	231,213	11,576,835
Granite Construction, Inc.	59,532	4,474,425
Great Lakes Dredge & Dock Corp. (a)	89,161	887,152
IES Holdings, Inc. (a)	11,259	2,100,141
INNOVATE Corp. (a)(b)	7,468	30,918
Limbach Holdings, Inc. (a)	13,926	900,037
MasTec, Inc. (a)	82,125	9,290,801
Matrix Service Co. (a)	32,282	321,529
MDU Resources Group, Inc.	274,919	7,062,669
MYR Group, Inc. (a)	22,625	2,280,600
Northwest Pipe Co. (a)	13,643	600,019
Orion Group Holdings, Inc. (a)	39,711	300,215
Primoris Services Corp.	73,045	4,122,660
Quanta Services, Inc.	197,831	54,429,243
Safe & Green Holdings Corp. (a)(b)	775	984
Shimmick Corp.	5,346	17,214
Southland Holdings, Inc. (a)	8,998	36,892
Sterling Construction Co., Inc. (a)	41,838	5,000,896
Tutor Perini Corp. (a)	57,823	1,386,017
Valmont Industries, Inc.	27,248	7,786,388
Willscot Holdings Corp. (a)	256,899	9,900,887
		214,769,232
Electrical Equipment - 0.8%
374Water, Inc. (a)(b)	78,652	91,236
Acuity Brands, Inc.	41,176	10,487,527
Advent Technologies Holdings, Inc. Class A (a)(b)	1,383	4,080
Allient, Inc.	19,047	404,558
American Superconductor Corp. (a)	48,921	989,183
AMETEK, Inc.	312,859	53,514,532
Amprius Technologies, Inc. (a)(b)	24,123	25,812
Array Technologies, Inc. (a)	191,947	1,287,964
Atkore, Inc.	49,208	4,592,583
Babcock & Wilcox Enterprises, Inc. (a)	82,202	96,998
Beam Global (a)(b)	17,437	81,780
Blink Charging Co. (a)(b)	111,693	207,749
Bloom Energy Corp. Class A (a)(b)	287,551	3,424,732
Broadwind, Inc. (a)	25,576	56,011
ChargePoint Holdings, Inc. Class A (a)(b)	479,991	902,383
Complete Solaria, Inc. Class A (a)	39,927	73,466
Dragonfly Energy Holdings Corp. (a)(b)	13,191	7,140
Eaton Corp. PLC	540,385	165,860,368
Emerson Electric Co.	773,211	81,488,707
Energous Corp. (a)(b)	4,481	3,988
Energy Focus, Inc. (a)	1,064	1,580
Energy Vault Holdings, Inc. Class A (a)(b)	108,881	109,970
EnerSys	55,080	5,581,256
Enovix Corp. (a)(b)	191,027	1,818,577
Eos Energy Enterprises, Inc. (a)(b)	258,418	689,976
Espey Manufacturing & Electronics Corp.	2,719	63,081
ESS Tech, Inc. Class A (a)(b)	7,529	56,392
Expion360, Inc. (a)	5,049	316
Fluence Energy, Inc. Class A (a)(b)	79,151	1,454,004
Flux Power Holdings, Inc. (a)	16,589	55,573
FTC Solar, Inc. (a)(b)	88,688	20,992
FuelCell Energy, Inc. (a)(b)	606,774	245,622
GE Vernova LLC	370,556	74,481,756
Generac Holdings, Inc. (a)	81,900	12,819,807
GrafTech International Ltd. (a)	260,626	178,737
Hubbell, Inc.	72,631	29,046,590
Ideal Power, Inc. (a)	7,144	56,295
KULR Technology Group, Inc. (a)(b)	104,650	26,853
LSI Industries, Inc.	38,610	614,285
NeoVolta, Inc. (a)(b)	36,746	117,587
Net Power, Inc. Class A (a)(b)	34,735	294,205
Nextracker, Inc. Class A (a)	166,080	6,754,474
NuScale Power Corp. Class A (a)(b)	78,737	648,006
Nuvve Holding Corp. (a)(b)	563	267
nVent Electric PLC	224,069	15,227,729
Ocean Power Technologies, Inc. (a)(b)	59,627	10,804
Orion Energy Systems, Inc. (a)	36,188	31,838
Pineapple Energy, Inc. (a)(b)	9,942	7,775
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)	9,850	42,158
Plug Power, Inc. (a)(b)	1,015,218	1,908,610
Polar Power, Inc. (a)(b)	4,369	1,709
Powell Industries, Inc. (b)	12,483	2,090,154
Preformed Line Products Co.	3,928	471,085
Regal Rexnord Corp.	89,791	15,067,828
Rockwell Automation, Inc.	154,098	41,919,279
Sensata Technologies PLC	204,282	7,875,071
Servotronics, Inc. (a)	348	4,500
SES AI Corp. Class A (a)(b)	195,458	209,140
Shoals Technologies Group, Inc. (a)	229,888	1,239,096
SKYX Platforms Corp. (a)(b)	68,133	58,444
SolarMax Technology, Inc.	2,358	2,594
Solidion Technology, Inc. Class A (a)(b)	17,718	5,746
Stem, Inc. (a)(b)	199,621	116,399
Sunrun, Inc. (a)(b)	299,195	6,139,481
Thermon Group Holdings, Inc. (a)	45,493	1,429,845
Tigo Energy, Inc. (a)	8,687	10,685
TPI Composites, Inc. (a)(b)	62,813	271,980
Turnongreen, Inc. warrants (a)	53,845	38
Ultralife Corp. (a)	12,461	130,342
Vertiv Holdings Co.	465,827	38,677,616
Vicor Corp. (a)	30,147	1,160,660
Westwater Resources, Inc. (a)	62,145	33,248
		592,880,852
Ground Transportation - 1.0%
ArcBest Corp.	31,468	3,345,048
Avis Budget Group, Inc.	24,462	2,005,639
Covenant Transport Group, Inc. Class A	10,542	555,247
CSX Corp.	2,640,040	90,474,171
FTAI Infrastructure LLC	143,553	1,426,917
Heartland Express, Inc.	61,848	765,678
Hertz Global Holdings, Inc. (a)(b)	175,939	534,855
J.B. Hunt Transport Services, Inc.	109,903	19,035,200
Knight-Swift Transportation Holdings, Inc.	219,605	11,502,910
Landstar System, Inc.	48,500	8,854,160
Lyft, Inc. (a)	480,167	5,603,549
Marten Transport Ltd.	76,608	1,336,810
Norfolk Southern Corp.	305,255	78,194,121
Old Dominion Freight Lines, Inc.	240,830	46,432,024
P.A.M. Transportation Services, Inc. (a)	8,275	150,109
Proficient Auto Logistics, Inc.	19,504	370,966
RXO, Inc. (a)	159,467	4,538,431
Ryder System, Inc.	59,438	8,632,775
Saia, Inc. (a)	35,934	13,505,075
Schneider National, Inc. Class B (b)	51,102	1,385,375
U-Haul Holding Co. (a)(b)	12,048	855,649
U-Haul Holding Co. Class N	135,435	9,256,982
Uber Technologies, Inc. (a)	2,823,873	206,509,832
Union Pacific Corp.	824,225	211,075,780
Universal Logistics Holdings, Inc.	9,313	393,661
Werner Enterprises, Inc. (b)	84,536	3,124,451
XPO, Inc. (a)	157,108	18,007,719
		747,873,134
Industrial Conglomerates - 0.4%
3M Co.	748,001	100,748,255
Honeywell International, Inc.	879,920	182,944,167
		283,692,422
Machinery - 1.9%
3D Systems Corp. (a)(b)	178,481	381,949
AGCO Corp.	84,413	7,684,960
AgEagle Aerial Systems, Inc. (a)(b)	4,274	1,687
Alamo Group, Inc.	14,019	2,599,123
Albany International Corp. Class A	42,016	3,956,227
Allison Transmission Holdings, Inc.	118,074	10,951,364
Astec Industries, Inc.	30,660	1,037,228
Atmus Filtration Technologies, Inc.	114,028	4,087,904
Barnes Group, Inc.	67,966	2,721,359
Blue Bird Corp. (a)	23,511	1,203,293
Caterpillar, Inc.	660,806	235,313,017
Chart Industries, Inc. (a)	56,852	6,958,685
Chicago Rivet & Machine Co.	650	12,343
ClearSign Combustion Corp. (a)	36,791	27,225
CNH Industrial NV Class A	1,240,955	12,831,475
Columbus McKinnon Corp. (NY Shares)	38,382	1,313,048
Commercial Vehicle Group, Inc. (a)	39,102	141,940
Crane Co.	66,635	10,553,651
Cummins, Inc.	184,951	57,861,920
Deere & Co.	349,792	134,928,766
Desktop Metal, Inc. (a)(b)	34,388	150,963
Donaldson Co., Inc.	164,037	11,930,411
Douglas Dynamics, Inc.	31,146	867,105
Dover Corp.	185,513	34,510,983
Eastern Co.	7,795	234,707
Energy Recovery, Inc. (a)	78,555	1,275,733
Enerpac Tool Group Corp. Class A	73,119	3,015,428
EnPro Industries, Inc.	28,628	4,604,241
ESAB Corp.	76,929	8,075,237
ESCO Technologies, Inc.	35,017	4,198,888
Federal Signal Corp.	82,874	7,830,764
Flowserve Corp.	177,813	8,869,312
Fortive Corp.	475,362	35,366,933
Franklin Electric Co., Inc.	53,984	5,606,778
FreightCar America, Inc. (a)	21,951	155,413
Gates Industrial Corp. PLC (a)	276,798	5,026,652
Gencor Industries, Inc. (a)	13,980	281,977
Gorman-Rupp Co.	33,078	1,289,380
Graco, Inc.	229,594	19,136,660
Graham Corp. (a)	14,108	449,199
Helios Technologies, Inc.	45,000	1,988,550
Hillenbrand, Inc.	94,591	3,117,719
Hillman Solutions Corp. Class A (a)	262,598	2,612,850
Hurco Companies, Inc.	8,779	150,999
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	25,066
Hyliion Holdings Corp. Class A (a)	178,718	334,203
Hyster-Yale Materials Handling, Inc. Class A	15,432	971,599
Hyzon Motors, Inc. Class A (a)(b)	109,457	6,896
IDEX Corp.	102,113	21,084,292
Illinois Tool Works, Inc.	366,708	92,843,131
Ingersoll Rand, Inc.	545,468	49,883,049
ITT, Inc.	111,384	15,506,880
John Bean Technologies Corp.	43,056	3,868,151
Kadant, Inc. (b)	15,838	5,086,057
Kennametal, Inc.	106,412	2,752,878
L.B. Foster Co. Class A (a)	13,787	276,843
Laser Photonics Corp. (a)	4,335	14,826
Lincoln Electric Holdings, Inc.	76,819	14,872,927
Lindsay Corp. (b)	14,858	1,843,135
LiqTech International, Inc. (a)	2,058	6,153
Luxfer Holdings PLC sponsored	36,436	408,812
Manitex International, Inc. (a)	19,390	81,050
Manitowoc Co., Inc. (a)	46,955	473,776
Markforged Holding Corp. Class A (a)(b)	152,162	38,193
Mayville Engineering Co., Inc. (a)	14,555	281,057
Microvast Holdings, Inc. (a)(b)	299,239	86,181
Middleby Corp. (a)	72,413	10,182,716
Miller Industries, Inc.	15,540	943,433
Montana Technologies Corp. Class A, (a)	20,693	115,467
Mueller Industries, Inc.	154,020	11,198,794
Mueller Water Products, Inc.	209,549	4,499,017
Nauticus Robotics, Inc. (a)(b)	717	1,269
Nephros, Inc. (a)	14,106	25,814
Nikola Corp. (a)(b)	53,313	353,465
NN, Inc. (a)(b)	57,355	225,979
Nordson Corp.	73,378	18,825,860
Omega Flex, Inc.	4,617	217,922
Oshkosh Corp.	88,768	9,578,955
Otis Worldwide Corp.	545,961	51,697,047
PACCAR, Inc.	708,466	68,140,260
Palladyne AI Corp. Class A (a)	17,070	28,848
Park-Ohio Holdings Corp.	11,059	334,424
Parker Hannifin Corp.	173,696	104,252,339
Pentair PLC	224,014	19,867,802
Perma-Pipe International Holdings, Inc. (a)	6,731	68,791
Proto Labs, Inc. (a)	34,464	1,053,909
RBC Bearings, Inc. (a)	39,309	11,708,186
REV Group, Inc.	52,685	1,677,490
Shyft Group, Inc. (The)	42,591	604,366
Snap-On, Inc.	71,164	20,192,073
SPX Technologies, Inc. (a)	62,679	10,225,452
Standex International Corp.	16,189	2,892,165
Stanley Black & Decker, Inc.	208,068	21,297,840
Symbotic, Inc. (a)(b)	46,029	883,757
Taylor Devices, Inc. (a)	3,780	216,292
TechPrecision Corp. (a)	8,944	31,930
Tennant Co.	26,050	2,544,304
Terex Corp.	90,901	5,160,450
The Greenbrier Companies, Inc. (b)	42,137	2,041,538
Timken Co.	87,163	7,367,888
Titan International, Inc. (a)	68,209	568,181
Toro Co.	141,194	13,074,564
Trinity Industries, Inc.	110,514	3,648,067
Twin Disc, Inc.	14,942	196,637
Urban-Gro, Inc. (a)(b)	9,651	13,415
Velo3D, Inc. (a)(b)	6,650	8,246
Wabash National Corp.	60,413	1,175,637
Watts Water Technologies, Inc. Class A	37,190	7,315,273
Westinghouse Air Brake Tech Co.	238,339	40,415,144
Xos, Inc. Class A (a)(b)	3,910	19,628
Xylem, Inc.	327,748	45,075,182
		1,366,025,017
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	57,651	1,014,081
Kirby Corp. (a)	78,592	9,424,753
Matson, Inc.	46,382	6,414,631
Pangaea Logistics Solutions Ltd.	48,626	328,226
		17,181,691
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	171,274	6,184,704
Allegiant Travel Co.	19,532	821,907
American Airlines Group, Inc. (a)(b)	887,281	9,422,924
Blade Air Mobility, Inc. (a)	72,344	226,437
Delta Air Lines, Inc.	871,237	37,018,860
flyExclusive, Inc. Class A (a)	1,653	6,810
Frontier Group Holdings, Inc. (a)(b)	53,819	195,363
Hawaiian Holdings, Inc. (a)	70,342	1,218,323
Jet.Ai, Inc. Class A (a)	3,890	581
JetBlue Airways Corp. (a)	468,632	2,380,651
Joby Aviation, Inc. (a)(b)	519,679	2,598,395
Mesa Air Group, Inc. (a)	45,342	56,224
SkyWest, Inc. (a)	54,433	4,220,735
Southwest Airlines Co. (b)	808,988	23,395,933
Spirit Airlines, Inc. (b)	148,206	382,371
Sun Country Airlines Holdings, Inc. (a)	52,259	573,804
Surf Air Mobility, Inc. (b)	11,279	13,986
United Airlines Holdings, Inc. (a)	443,723	19,541,561
Wheels Up Experience, Inc. Class A (a)(b)	28,283	50,061
		108,309,630
Professional Services - 0.9%
Alight, Inc. Class A (a)	550,678	4,108,058
Asure Software, Inc. (a)	30,791	264,495
Automatic Data Processing, Inc.	553,037	152,588,439
Barrett Business Services, Inc.	35,639	1,301,180
BGSF, Inc.	13,157	106,309
BlackSky Technology, Inc. Class A (a)	113,104	125,545
Booz Allen Hamilton Holding Corp. Class A	175,352	27,842,391
Broadridge Financial Solutions, Inc.	159,702	33,994,168
CACI International, Inc. (a)	30,081	14,683,138
CBIZ, Inc. (a)	67,101	4,938,634
Clarivate PLC (a)(b)	584,792	4,011,673
Concentrix Corp.	63,570	4,782,371
Conduent, Inc. (a)	225,312	860,692
CRA International, Inc.	9,529	1,606,589
CSG Systems International, Inc.	38,029	1,845,167
Dayforce, Inc. (a)(b)	213,543	12,208,253
DLH Holdings Corp. (a)	16,211	176,376
Dun & Bradstreet Holdings, Inc.	315,668	3,788,016
Equifax, Inc.	167,082	51,315,895
Exela Technologies, Inc. (a)(b)	7,815	16,177
ExlService Holdings, Inc. (a)	219,955	8,037,156
Exponent, Inc.	68,321	7,397,115
Falcon's Beyond Global, Inc. Class A (b)	1,995	21,047
First Advantage Corp.	68,858	1,318,631
FiscalNote Holdings, Inc. Class A (a)	95,210	123,773
Forrester Research, Inc. (a)	15,563	298,498
Franklin Covey Co. (a)	15,483	623,346
FTI Consulting, Inc. (a)	47,484	10,841,072
Gee Group, Inc. (a)	119,757	31,376
Genpact Ltd.	223,379	8,763,158
Heidrick & Struggles International, Inc.	27,088	1,045,597
Hirequest, Inc. (b)	7,333	104,422
Hudson Global, Inc. (a)	3,468	63,152
Huron Consulting Group, Inc. (a)	23,121	2,553,483
ICF International, Inc.	23,507	3,896,520
Innodata, Inc. (a)(b)	33,105	572,054
Insperity, Inc. (b)	49,251	4,629,101
Jacobs Solutions, Inc.	169,056	25,507,169
KBR, Inc.	181,155	12,564,911
Kelly Services, Inc. Class A (non-vtg.)	42,795	903,402
Kforce, Inc.	26,100	1,711,899
Korn Ferry	70,083	5,119,563
LegalZoom.com, Inc. (a)	160,977	1,084,985
Leidos Holdings, Inc.	182,685	28,957,399
ManpowerGroup, Inc.	65,076	4,810,418
Mastech Digital, Inc. (a)	5,889	56,711
Maximus, Inc.	81,869	7,553,234
MISTRAS Group, Inc. (a)	26,307	314,632
NV5 Global, Inc. (a)	17,689	1,700,444
Parsons Corp. (a)	56,045	5,350,056
Paychex, Inc.	432,981	56,807,107
Paycom Software, Inc.	65,023	10,584,444
Paycor HCM, Inc. (a)	86,005	1,217,831
Paylocity Holding Corp. (a)	58,990	9,520,986
Planet Labs PBC Class A (a)	263,498	708,810
Professional Diversity Network, Inc. (a)	7,754	3,714
RCM Technologies, Inc. (a)	8,134	165,771
Resources Connection, Inc.	43,288	451,494
Robert Half, Inc.	140,139	8,782,511
Science Applications International Corp.	69,209	9,038,003
ShiftPixy, Inc. (a)	53	64
Skillsoft Corp. (a)	5,679	85,753
Spire Global, Inc. (a)(b)	25,910	222,308
SS&C Technologies Holdings, Inc.	290,356	21,802,832
Staffing 360 Solutions, Inc. (a)(b)	314	732
Steel Connect, Inc. (a)	4,607	54,962
Sterling Check Corp. (a)(b)	41,634	674,054
TaskUs, Inc. (a)	26,254	349,178
TransUnion	262,311	25,394,328
TriNet Group, Inc.	42,296	4,349,298
TrueBlue, Inc. (a)	41,911	334,031
Ttec Holdings, Inc.	25,760	131,634
UL Solutions, Inc. Class A (b)	52,492	2,862,914
Upwork, Inc. (a)	166,786	1,607,817
Verisk Analytics, Inc.	192,690	52,569,686
Verra Mobility Corp. Class A (a)	225,706	6,231,743
Where Food Comes From, Inc. (a)(b)	1,446	15,617
Willdan Group, Inc. (a)	17,259	657,740
		681,143,252
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	139,639	6,461,097
Alta Equipment Group, Inc. (b)	32,207	217,075
Applied Industrial Technologies, Inc.	52,323	10,732,494
Beacon Roofing Supply, Inc. (a)	86,280	7,816,968
BlueLinx Corp. (a)	11,543	1,161,688
Boise Cascade Co.	53,605	7,269,910
Core & Main, Inc. Class A (a)	230,775	11,084,123
Custom Truck One Source, Inc. Class A (a)(b)	82,762	339,324
Distribution Solutions Group I (a)	14,757	549,256
DNOW, Inc. (a)	144,198	1,877,458
DXP Enterprises, Inc. (a)	17,944	986,920
EVI Industries, Inc.	8,031	132,752
Fastenal Co.	773,394	52,807,342
Ferguson Enterprises, Inc.	272,997	56,158,213
FTAI Aviation Ltd.	135,638	17,335,893
GATX Corp.	48,060	6,781,266
Global Industrial Co.	17,635	590,773
GMS, Inc. (a)	54,368	4,718,599
H&E Equipment Services, Inc.	42,400	2,041,560
Herc Holdings, Inc.	38,669	5,659,982
Hudson Technologies, Inc. (a)	52,796	433,983
iPower, Inc. (a)	19,048	24,572
Karat Packaging, Inc.	8,033	203,556
McGrath RentCorp.	32,998	3,568,734
MRC Global, Inc. (a)	113,402	1,492,370
MSC Industrial Direct Co., Inc. Class A	61,274	5,039,174
Rush Enterprises, Inc.:
Class A	82,897	4,368,672
Class B	12,520	588,941
SiteOne Landscape Supply, Inc. (a)	61,116	8,669,916
Titan Machinery, Inc. (a)	25,901	391,364
Transcat, Inc. (a)	12,408	1,531,892
United Rentals, Inc.	89,971	66,691,903
W.W. Grainger, Inc.	59,050	58,159,526
Watsco, Inc. (b)	43,259	20,566,194
WESCO International, Inc.	59,271	9,802,238
Willis Lease Finance Corp. (b)	3,286	355,512
Xometry, Inc. Class A (a)(b)	55,162	1,083,382
		377,694,622
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd. (a)	5,463	34,417
Sky Harbour Group Corp. Class A (a)	15,247	188,300
		222,717
TOTAL INDUSTRIALS		7,106,819,116
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.8%
Actelis Networks, Inc. (a)(b)	299	514
ADTRAN Holdings, Inc.	95,911	535,183
Applied Optoelectronics, Inc. (a)(b)	50,418	572,244
Arista Networks, Inc. (a)	343,093	121,242,204
Aviat Networks, Inc. (a)	17,444	478,838
BK Technologies Corp. (a)	2,434	54,643
Calix, Inc. (a)	78,980	2,941,215
Cambium Networks Corp. (a)	16,142	27,926
Ciena Corp. (a)	195,588	11,275,648
Cisco Systems, Inc.	5,471,907	276,550,180
Clearfield, Inc. (a)	17,243	643,164
ClearOne, Inc.	14,726	8,441
CommScope Holding Co., Inc. (a)	285,417	1,101,710
Comtech Telecommunications Corp. (a)	37,917	119,818
Digi International, Inc. (a)	49,470	1,457,386
EMCORE Corp. (a)(b)	7,153	7,582
Extreme Networks, Inc. (a)	174,564	2,749,383
F5, Inc. (a)	79,047	16,058,398
Franklin Wireless Corp. (a)	9,002	37,538
Genasys, Inc. (a)	55,911	174,442
Harmonic, Inc. (a)	158,302	2,287,464
Infinera Corp. (a)(b)	283,623	1,783,989
Inseego Corp. (a)(b)	12,636	184,359
Juniper Networks, Inc.	438,077	17,032,434
KVH Industries, Inc. (a)	19,934	88,507
Lantronix, Inc. (a)	42,041	150,927
Lumentum Holdings, Inc. (a)	90,855	5,234,157
Motorola Solutions, Inc.	225,338	99,608,410
NETGEAR, Inc. (a)	39,589	642,529
NetScout Systems, Inc. (a)	96,904	2,081,498
Network-1 Security Solutions, Inc.	6,331	10,280
Ondas Holdings, Inc. (a)(b)	61,791	53,882
Optical Cable Corp. (a)	2,399	6,621
Ribbon Communications, Inc. (a)	119,681	408,112
Ubiquiti, Inc. (b)	5,736	1,110,031
ViaSat, Inc. (a)(b)	102,106	1,603,064
Viavi Solutions, Inc. (a)	301,633	2,597,060
Vislink Technologies, Inc. (a)	2,107	14,138
		570,933,919
Electronic Equipment, Instruments & Components - 0.8%
908 Devices, Inc. (a)	32,552	128,580
Advanced Energy Industries, Inc.	50,224	5,328,264
Aeva Technologies, Inc. (a)(b)	37,737	124,532
AEye, Inc. Class A (a)	4,910	6,138
Airgain, Inc. (a)	11,534	88,581
Akoustis Technologies, Inc. (a)(b)	99,513	8,041
Alpine 4 Holdings, Inc. Class A, (a)(b)	26,522	10,397
Amphenol Corp. Class A	1,623,359	109,495,565
AmpliTech Group, Inc. (a)	7,997	6,717
Arlo Technologies, Inc. (a)	132,484	1,555,362
Arrow Electronics, Inc. (a)	71,822	9,701,716
Astrotech Corp. (a)	2,460	27,724
Avnet, Inc.	122,376	6,752,708
Badger Meter, Inc.	40,004	8,278,428
Bel Fuse, Inc.:
Class A (b)	2,248	193,688
Class B (non-vtg.)	13,688	928,457
Belden, Inc.	55,036	5,904,262
Benchmark Electronics, Inc.	48,204	2,049,152
CDW Corp.	181,579	40,971,486
Cemtrex, Inc. (a)(b)	721	105
Cepton, Inc. (a)	6,331	19,373
Climb Global Solutions, Inc.	5,511	523,435
Coda Octopus Group, Inc. (a)	7,746	55,074
Cognex Corp.	234,076	9,451,989
Coherent Corp. (a)	178,668	13,927,171
Corning, Inc.	1,042,355	43,622,557
CPS Technologies Corp. (a)	13,073	18,237
Crane NXT Co.	65,565	3,851,944
CTS Corp.	41,822	2,059,734
Daktronics, Inc. (a)	54,474	787,149
Data I/O Corp. (a)	9,713	24,283
Digital Ally, Inc. (a)(b)	2,478	2,726
Electro-Sensors, Inc. (a)	1,518	5,844
ePlus, Inc. (a)	36,253	3,478,838
Evolv Technologies Holdings, Inc. (a)(b)	106,171	418,314
Fabrinet (a)	48,946	11,925,693
FARO Technologies, Inc. (a)	25,430	457,740
Focus Universal, Inc. (a)(b)	33,549	9,021
Frequency Electronics, Inc.	9,044	127,520
Identiv, Inc. (a)	31,067	104,074
Insight Enterprises, Inc. (a)	37,367	8,111,255
Interlink Electronics, Inc.	7,113	27,101
IPG Photonics Corp. (a)	39,091	2,672,652
Iteris, Inc. (a)	57,414	404,769
Itron, Inc. (a)	61,955	6,333,040
Jabil, Inc.	162,895	17,801,166
KEY Tronic Corp. (a)	12,272	55,838
Keysight Technologies, Inc. (a)	235,925	36,360,761
Kimball Electronics, Inc. (a)	33,438	616,931
Knowles Corp. (a)	119,240	2,199,978
LGL Group, Inc. (a)	3,314	19,751
LGL Group, Inc. warrants 11/16/25 (a)	2,530	810
LightPath Technologies, Inc. Class A (a)	42,348	55,052
Lightwave Logic, Inc. (a)(b)	157,438	464,442
Littelfuse, Inc.	33,928	9,235,202
Luna Innovations, Inc. (a)(b)	45,923	109,297
M-Tron Industries, Inc. (a)	2,792	104,728
Methode Electronics, Inc.	48,375	504,068
MicroVision, Inc. (a)(b)	257,025	243,711
Mirion Technologies, Inc. Class A (a)	245,899	2,665,545
Napco Security Technologies, Inc.	39,408	1,827,743
Neonode, Inc. (a)(b)	15,260	110,635
nLIGHT, Inc. (a)	62,885	750,847
Nortech Systems, Inc. (a)	1,329	16,373
Novanta, Inc. (a)	48,382	8,867,453
OSI Systems, Inc. (a)	21,201	3,177,394
Ouster, Inc. Class A (a)	49,816	353,195
Par Technology Corp. (a)(b)	47,618	2,570,896
PC Connection, Inc.	15,269	1,115,859
Plexus Corp. (a)	36,890	4,725,978
Powerfleet, Inc. (a)	128,834	642,882
Red Cat Holdings, Inc. (a)(b)	79,625	247,634
Research Frontiers, Inc. (a)	27,606	59,629
RF Industries Ltd. (a)	8,437	31,554
Richardson Electronics Ltd. (b)	15,221	180,369
Rogers Corp. (a)	22,596	2,423,647
Sanmina Corp. (a)	75,412	5,232,085
ScanSource, Inc. (a)	33,549	1,708,986
Sigmatron International, Inc. (a)	7,407	21,406
Smartrent, Inc. (a)(b)	243,502	413,953
Sobr Safe, Inc. (a)	10,746	1,147
Sono-Tek Corp. (a)	16,035	66,545
TD SYNNEX Corp.	104,982	12,746,914
TE Connectivity Ltd.	413,676	63,540,634
Teledyne Technologies, Inc. (a)	64,107	27,745,510
Trimble, Inc. (a)	329,928	18,703,618
TTM Technologies, Inc. (a)	136,281	2,650,665
Universal Security Instruments, Inc. (a)	1,618	1,909
VerifyMe, Inc. (a)	9,014	12,259
Vishay Intertechnology, Inc. (b)	170,648	3,438,557
Vishay Precision Group, Inc. (a)	16,898	466,554
Vontier Corp.	208,364	7,298,991
Vuzix Corp. (a)(b)	79,439	68,556
Wrap Technologies, Inc. (a)(b)	37,390	63,563
Zebra Technologies Corp. Class A (a)	69,475	23,995,276
		565,695,932
IT Services - 1.2%
Accenture PLC Class A	849,679	290,547,734
Akamai Technologies, Inc. (a)	205,664	20,944,822
Applied Digital Corp. (a)(b)	104,804	382,535
ASGN, Inc. (a)	62,115	5,972,978
Backblaze, Inc. Class A (a)	52,434	320,372
BigBear.ai Holdings, Inc. (a)(b)	67,284	106,982
BigCommerce Holdings, Inc. (a)(b)	89,880	526,697
Brightcove, Inc. (a)	57,151	127,447
Castellum, Inc. (a)(b)	18,720	3,104
Ciso Global, Inc. (a)(b)	3,976	2,080
Cloudflare, Inc. Class A (a)	407,013	33,432,048
Cognizant Technology Solutions Corp. Class A	671,743	52,241,453
Core Scientific, Inc.	210,999	2,177,510
Couchbase, Inc. (a)	45,516	893,024
Crexendo, Inc. (a)	13,559	69,964
CSP, Inc. (b)	8,484	117,928
Data Storage Corp. (a)(b)	4,633	19,042
Digitalocean Holdings, Inc. (a)	72,511	2,714,087
DXC Technology Co. (a)	242,479	5,012,041
Edgio, Inc. (a)(b)	4,175	32,106
EPAM Systems, Inc. (a)	78,351	15,729,747
Fastly, Inc. Class A (a)	172,996	1,041,436
Firefly Neuroscience, Inc. (a)(b)	382	1,497
Gartner, Inc. (a)	104,901	51,607,096
GoDaddy, Inc. Class A (a)	190,436	31,880,891
Grid Dynamics Holdings, Inc. (a)	76,293	1,061,999
Hackett Group, Inc.	33,382	884,623
IBM Corp.	1,241,391	250,922,363
Information Services Group, Inc.	45,446	159,061
Kyndryl Holdings, Inc. (a)	311,468	7,378,677
MongoDB, Inc. Class A (a)	99,168	28,837,063
Okta, Inc. Class A (a)	216,268	17,026,780
Perficient, Inc. (a)	47,181	3,546,596
Rackspace Technology, Inc. (a)	89,914	206,802
Research Solutions, Inc. (a)	25,919	72,055
Snowflake, Inc. Class A (a)	451,640	51,590,837
Squarespace, Inc. Class A (a)	69,900	3,179,052
The Glimpse Group, Inc. (a)	13,446	12,506
Thoughtworks Holding, Inc. (a)	125,439	545,660
Tucows, Inc. (a)(b)	13,230	283,254
Twilio, Inc. Class A (a)	231,300	14,516,388
Unisys Corp. (a)	92,046	509,014
VeriSign, Inc. (a)	116,753	21,470,877
WidePoint Corp. (a)	8,205	29,948
		918,138,176
Semiconductors & Semiconductor Equipment - 10.0%
ACM Research, Inc. Class A, (a)	64,970	1,172,059
Advanced Micro Devices, Inc. (a)	2,184,272	324,495,448
AEHR Test Systems (a)(b)	35,433	538,936
Allegro MicroSystems LLC (a)	130,048	3,190,077
Alpha & Omega Semiconductor Ltd. (a)	31,827	1,330,687
Ambarella, Inc. (a)	52,193	3,115,922
Amkor Technology, Inc.	140,037	4,607,217
Amtech Systems, Inc. (a)	14,902	94,777
Analog Devices, Inc.	670,279	157,408,320
Applied Materials, Inc.	1,122,833	221,490,038
Astera Labs, Inc.	27,295	1,175,323
Atomera, Inc. (a)(b)	34,755	93,491
Axcelis Technologies, Inc. (a)	43,978	4,808,115
AXT, Inc. (a)	52,859	140,076
Broadcom, Inc.	5,887,070	958,532,737
CEVA, Inc. (a)	31,605	756,624
Cirrus Logic, Inc. (a)	72,805	10,606,960
Cohu, Inc. (a)	62,879	1,692,074
Credo Technology Group Holding Ltd. (a)	174,349	6,086,524
CVD Equipment Corp. (a)	7,868	29,112
Diodes, Inc. (a)	63,511	4,426,082
Enphase Energy, Inc. (a)	183,427	22,202,004
Entegris, Inc.	203,873	23,622,765
Everspin Technologies, Inc. (a)	25,364	141,277
First Solar, Inc. (a)	144,696	32,899,530
FormFactor, Inc. (a)	104,130	5,078,420
GCT Semiconductor Holding, Inc.	44,794	125,423
GSI Technology, Inc. (a)(b)	21,352	56,369
Ichor Holdings Ltd. (a)	45,148	1,399,588
Impinj, Inc. (a)	31,557	5,304,732
indie Semiconductor, Inc. (a)(b)	194,839	808,582
Intel Corp.	5,752,492	126,784,924
Intest Corp. (a)	15,821	113,278
KLA Corp.	181,989	149,127,246
Kopin Corp. (a)	146,190	141,395
Kulicke & Soffa Industries, Inc.	75,323	3,299,901
Lam Research Corp.	176,672	145,049,479
Lattice Semiconductor Corp. (a)	185,493	8,784,948
MACOM Technology Solutions Holdings, Inc. (a)	73,948	8,077,340
Marvell Technology, Inc.	1,169,892	89,192,566
MaxLinear, Inc. Class A (a)	100,989	1,533,013
Microchip Technology, Inc.	730,195	59,992,821
Micron Technology, Inc.	1,496,557	144,028,646
MKS Instruments, Inc.	84,969	10,130,854
Mobix Labs, Inc. (a)(b)	33,736	39,808
Monolithic Power Systems, Inc.	65,673	61,383,240
Navitas Semiconductor Corp. Class A (a)(b)	167,301	505,249
NVE Corp. (b)	6,487	543,286
NVIDIA Corp.	33,242,733	3,968,185,038
NXP Semiconductors NV	345,594	88,596,478
ON Semiconductor Corp. (a)	581,586	45,288,102
Onto Innovation, Inc. (a)	66,660	14,213,245
PDF Solutions, Inc. (a)	41,293	1,302,794
Peraso, Inc. (a)	148	201
Photronics, Inc. (a)	85,587	2,213,280
Pixelworks, Inc. (a)	77,612	53,676
Power Integrations, Inc.	77,778	5,218,904
Qorvo, Inc. (a)	130,439	15,116,576
Qualcomm, Inc.	1,510,892	264,859,368
QuickLogic Corp. (a)(b)	18,718	157,231
Rambus, Inc. (a)	146,558	6,554,074
Rigetti Computing, Inc. Class A (a)(b)	147,436	135,110
Semtech Corp. (a)	86,982	3,811,551
Silicon Laboratories, Inc. (a)	42,982	5,087,779
SiTime Corp. (a)	23,639	3,419,618
SkyWater Technology, Inc. (a)	25,938	232,664
Skyworks Solutions, Inc.	216,447	23,720,427
SMART Global Holdings, Inc. (a)	69,934	1,449,032
SolarEdge Technologies, Inc. (a)(b)	76,735	1,866,963
SPI Energy Co. Ltd. (a)	7,164	2,400
Synaptics, Inc. (a)	53,549	4,359,960
Teradyne, Inc.	211,041	28,855,636
Texas Instruments, Inc.	1,230,385	263,720,721
Trio-Tech International (a)	3,063	17,888
Ultra Clean Holdings, Inc. (a)	60,851	2,294,083
Universal Display Corp.	58,914	11,412,820
Veeco Instruments, Inc. (a)	76,490	2,714,630
Wolfspeed, Inc. (a)(b)	169,273	1,650,412
		7,372,667,944
Software - 10.0%
8x8, Inc. (a)	163,413	307,216
A10 Networks, Inc.	94,101	1,295,771
ACI Worldwide, Inc. (a)	142,568	7,179,724
Adeia, Inc.	145,236	1,829,974
Adobe, Inc. (a)	605,391	347,742,644
Agilysys, Inc. (a)	27,284	3,085,820
Airship AI Holdings, Inc. Class A (a)(b)	16,105	50,087
Alarm.com Holdings, Inc. (a)	67,522	4,020,260
Alkami Technology, Inc. (a)	64,623	2,154,531
Altair Engineering, Inc. Class A (a)	76,949	6,953,112
American Software, Inc. Class A	45,724	526,283
Amplitude, Inc. Class A, (a)	106,644	939,534
ANSYS, Inc. (a)	117,845	37,877,740
AppFolio, Inc. Class A, (a)	28,363	6,579,932
Appian Corp. Class A (a)(b)	56,741	1,840,678
AppLovin Corp. Class A, (a)	244,227	22,681,361
Arteris, Inc. (a)	28,074	240,875
Asana, Inc. (a)(b)	119,050	1,673,843
Aspen Technology, Inc. (a)	37,729	8,833,868
Atlassian Corp. PLC Class A, (a)	215,278	35,650,037
Auddia, Inc. (a)	124	107
AudioEye, Inc. (a)	9,206	222,877
Aurora Innovation, Inc. Class A, (a)(b)	1,268,577	5,924,255
Authid, Inc. (a)(b)	7,623	64,643
Autodesk, Inc. (a)	288,942	74,662,613
AvePoint, Inc. (a)	134,281	1,550,946
Aware, Inc. (a)	15,116	32,499
Bentley Systems, Inc. Class B	315,168	16,221,697
Bill Holdings, Inc. (a)	130,650	7,128,264
Bio-Key International, Inc. (a)	623	829
Blackbaud, Inc. (a)	54,629	4,566,984
Blackboxstocks, Inc. (a)	2,785	5,570
BlackLine, Inc. (a)	68,784	3,408,247
Blend Labs, Inc. (a)	226,431	831,002
Box, Inc. Class A (a)	195,061	6,358,989
Braze, Inc. (a)	79,686	3,568,339
Bridgeline Digital, Inc. (a)	6,040	5,859
BTCS, Inc. (a)	12,170	14,239
BTCS, Inc. Series V (a)(c)	7,098	0
C3.ai, Inc. (a)(b)	131,247	3,063,305
Cadence Design Systems, Inc. (a)	367,701	98,885,830
CCC Intelligent Solutions Holdings, Inc. Class A (a)	447,546	4,824,546
Cerence, Inc. (a)(b)	53,961	178,071
Cipher Mining, Inc. (a)(b)	128,180	449,912
Cleanspark, Inc. (a)(b)	304,241	3,252,336
Clear Secure, Inc.	119,245	3,623,856
Clearwater Analytics Holdings, Inc. Class A (a)	214,851	5,324,008
CommVault Systems, Inc. (a)	58,671	9,117,473
Confluent, Inc. Class A (a)	330,594	7,015,205
Consensus Cloud Solutions, Inc. (a)	23,779	572,836
CoreCard Corp. (a)	8,433	122,616
Crowdstrike Holdings, Inc. Class A (a)	311,724	86,434,831
CS Disco, Inc. (a)	34,262	189,469
CXApp, Inc. Class A (a)(b)	12,825	26,804
Cyngn, Inc. (b)	162	599
D-Wave Quantum, Inc. (a)(b)	104,331	105,374
Daily Journal Corp. (a)	1,313	652,705
Datadog, Inc. Class A (a)	416,899	48,468,678
DatChat, Inc. (a)	2,289	2,884
Dave, Inc. (a)(b)	8,471	318,510
Digimarc Corp. (a)(b)	21,556	618,442
Digital Turbine, Inc. (a)	123,340	397,155
DocuSign, Inc. (a)	276,608	16,377,960
Dolby Laboratories, Inc. Class A	80,302	5,730,351
Domo, Inc. Class B (a)	41,941	313,299
DoubleVerify Holdings, Inc. (a)	190,065	3,744,281
Dropbox, Inc. Class A (a)	326,312	8,203,484
Duos Technologies Group, Inc. (a)	6,756	15,741
Dynatrace, Inc. (a)	324,724	16,437,529
E2open Parent Holdings, Inc. (a)(b)	259,494	1,162,533
eGain Communications Corp. (a)	31,645	226,895
Elastic NV (a)	111,719	8,511,871
Enfusion, Inc. Class A (a)(b)	48,921	405,555
Envestnet, Inc. (a)	67,451	4,232,550
EverCommerce, Inc. (a)	29,592	316,930
Expensify, Inc. (a)	59,372	137,743
Fair Isaac Corp. (a)	33,396	57,784,097
Five9, Inc. (a)	99,514	3,209,327
Fortinet, Inc. (a)	856,995	65,740,086
Foxo Technologies, Inc. Class A (a)(b)	1,734	269
Freshworks, Inc. Class A (a)	254,285	2,970,049
Gen Digital, Inc.	744,290	19,693,913
GitLab, Inc. Class A (a)	147,305	6,982,257
Greenidge Generation Holdings, Inc. (a)(b)	5,857	11,128
Griid Infrastructure, Inc. (a)	6,889	5,993
GSE Systems, Inc. (a)	2,947	11,876
Guidewire Software, Inc. (a)	112,995	16,810,266
HashiCorp, Inc. Class A (a)	195,518	6,635,881
HubSpot, Inc. (a)	68,885	34,378,437
Hut 8 Mining Corp. (a)(b)	61,796	624,758
Ilearningengines Holdings, Inc. Class A (a)(b)	81,174	112,832
Informatica, Inc. Class A (a)	56,508	1,407,614
Instructure Holdings, Inc. (a)	25,888	606,556
Intapp, Inc. (a)	55,267	2,553,335
Intellicheck, Inc. (a)	20,732	47,891
Intellinetics, Inc. (a)	1,182	11,761
InterDigital, Inc. (b)	33,949	4,703,973
Intrusion, Inc. (a)(b)	728	895
Intuit, Inc.	378,330	238,446,266
Inuvo, Inc. (a)	124,019	35,655
Issuer Direct Corp. (a)	3,729	44,972
Jamf Holding Corp. (a)	83,844	1,551,114
Kaltura, Inc. (a)	90,163	122,622
Klaviyo, Inc. Class A (b)	78,260	2,462,060
LivePerson, Inc. (a)	101,188	124,461
Liveramp Holdings, Inc. (a)	90,323	2,341,172
LM Funding America, Inc. (a)	2,221	6,352
Manhattan Associates, Inc. (a)	83,195	21,999,254
Marathon Digital Holdings, Inc. (a)(b)	368,076	6,146,869
Marin Software, Inc. (a)	2,568	6,394
Matterport, Inc. Class A (a)	344,551	1,560,816
Mawson Infrastructure Group, Inc. (a)(b)	19,489	25,336
MeridianLink, Inc. (a)	27,892	636,774
Microsoft Corp.	10,043,903	4,189,713,697
MicroStrategy, Inc. Class A (a)(b)	212,307	28,113,693
Mitek Systems, Inc. (a)	62,252	580,189
N-able, Inc. (a)	94,047	1,209,444
nCino, Inc. (a)	84,054	2,518,258
NCR Voyix Corp. (a)	191,675	2,585,696
NetSol Technologies, Inc. (a)	4,917	13,276
Nextnav, Inc. Class A (a)(b)	73,972	567,365
Nexttrip, Inc. (a)	428	1,130
Nutanix, Inc. Class A (a)	330,280	20,870,393
Oblong, Inc. (a)	24	85
Olo, Inc. Class A (a)	147,653	775,178
ON24, Inc. (a)	57,520	371,004
Onespan, Inc. (a)	48,581	783,126
Ooma, Inc. (a)	32,097	333,809
Oracle Corp.	2,154,182	304,364,375
Pagerduty, Inc. (a)	131,705	2,605,125
Palantir Technologies, Inc. Class A (a)	2,677,469	84,286,724
Palo Alto Networks, Inc. (a)	436,654	158,383,139
Pegasystems, Inc.	58,420	4,140,810
Phunware, Inc. (a)(b)	11,309	38,564
Porch Group, Inc. (a)(b)	108,141	155,723
PowerSchool Holdings, Inc. Class A (a)	79,654	1,808,942
Prairie Operating Co. (a)(b)	6,234	54,360
Procore Technologies, Inc. (a)	122,482	7,259,508
Progress Software Corp.	57,764	3,358,977
PROS Holdings, Inc. (a)	58,143	1,170,419
PTC, Inc. (a)	161,515	28,925,721
Q2 Holdings, Inc. (a)	81,299	6,033,199
Qualys, Inc. (a)	49,891	6,244,856
Quantum Computing, Inc. (a)(b)	65,167	42,144
QXO, Inc. (A Shares)	561	7,747
Rapid7, Inc. (a)	84,269	3,186,211
reAlpha Tech Corp. (a)	6,794	8,696
Red Violet, Inc. (a)	15,841	457,805
Rekor Systems, Inc. (a)(b)	108,841	136,051
Repositrak, Inc. (b)	17,230	335,124
Rimini Street, Inc. (a)	69,278	121,929
RingCentral, Inc. Class A (a)	111,331	3,710,662
Riot Platforms, Inc. (a)(b)	365,482	2,752,079
Roper Technologies, Inc.	144,515	80,120,561
Rubrik, Inc. Class A (b)	33,807	1,177,160
Salesforce, Inc.	1,312,469	331,923,410
Samsara, Inc. Class A (a)	258,387	10,611,954
SecureWorks Corp. (a)	17,475	145,742
Semrush Holdings, Inc. Class A (a)	40,475	556,127
SentinelOne, Inc. Class A (a)	385,653	9,085,985
ServiceNow, Inc. (a)	277,058	236,884,590
Silvaco Group, Inc. (b)	9,306	143,778
Smartsheet, Inc. Class A (a)	186,049	9,079,191
Smith Micro Software, Inc. (a)(b)	10,250	6,336
SolarWinds, Inc.	69,023	882,804
Soluna Holdings, Inc. (a)	3,283	13,001
SoundHound AI, Inc. (a)(b)	401,624	1,963,941
SoundThinking, Inc. (a)	12,111	170,765
Sprinklr, Inc. (a)	166,698	1,495,281
Sprout Social, Inc. (a)	67,714	2,105,905
SPS Commerce, Inc. (a)	50,041	9,995,189
Stronghold Digital Mining, Inc. Class A (a)(b)	14,940	72,011
Synchronoss Technologies, Inc. (a)	12,693	187,983
Synopsys, Inc. (a)	206,127	107,099,467
T Stamp, Inc. Class A (a)(b)	3,814	1,229
Telos Corp. (a)	68,909	251,518
Tenable Holdings, Inc. (a)	160,143	6,610,703
Teradata Corp. (a)	131,871	3,724,037
TeraWulf, Inc. (a)(b)	302,503	1,318,913
Tyler Technologies, Inc. (a)	57,367	33,724,338
UiPath, Inc. Class A (a)	548,603	7,066,007
Unity Software, Inc. (a)(b)	332,701	5,446,315
Upland Software, Inc. (a)	37,983	83,942
Varonis Systems, Inc. (a)	150,623	8,525,262
Verb Technology Co., Inc. (a)	2,015	146
Verint Systems, Inc. (a)	83,933	2,648,086
Veritone, Inc. (a)(b)	44,496	137,938
Vertex, Inc. Class A (a)	66,500	2,572,885
Viant Technology, Inc. (a)	22,058	245,506
VirnetX Holding Corp. (a)(b)	3,845	27,876
Weave Communications, Inc. (a)	40,378	455,464
Workday, Inc. Class A (a)	286,976	75,529,213
Workiva, Inc. Class A (a)	65,499	5,120,057
Xperi, Inc. (a)	70,593	622,630
Yext, Inc. (a)	140,451	714,896
Zeta Global Holdings Corp. (a)	210,379	5,556,109
Zoom Video Communications, Inc. Class A (a)	352,265	24,334,466
Zscaler, Inc. (a)	121,480	24,293,570
Zuora, Inc. (a)	193,747	1,703,036
		7,337,767,283
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	19,479,329	4,460,766,285
Astro-Med, Inc. (a)	7,485	111,452
Boxlight Corp. (a)	7,876	3,427
CompoSecure, Inc. (b)	35,445	415,770
Corsair Gaming, Inc. (a)	58,354	406,727
CPI Card Group (a)	5,787	165,740
Dell Technologies, Inc. Class C	360,369	41,637,034
Diebold Nixdorf, Inc.	51,016	2,286,537
Eastman Kodak Co. (a)(b)	93,766	495,084
Hewlett Packard Enterprise Co.	1,757,246	34,037,855
HP, Inc.	1,166,822	42,215,620
Immersion Corp.	41,981	394,621
Intevac, Inc. (a)	36,514	129,625
IonQ, Inc. (a)(b)	243,833	1,809,241
Movano, Inc. (a)	46,246	14,429
NetApp, Inc.	279,005	33,681,484
One Stop Systems, Inc. (a)	20,537	51,343
Pure Storage, Inc. Class A (a)	412,643	21,164,459
Quantum Corp. (a)(b)	6,555	20,189
Seagate Technology Holdings PLC	264,112	26,292,350
Socket Mobile, Inc. (a)	6,713	7,921
Sonim Technologies, Inc. (a)	2,919	7,531
Super Micro Computer, Inc. (a)(b)	68,065	29,792,051
Transact Technologies, Inc. (a)	11,226	47,598
Turtle Beach Corp. (a)	23,877	372,959
Western Digital Corp. (a)	441,647	28,967,627
Xerox Holdings Corp.	153,269	1,736,538
		4,727,031,497
TOTAL INFORMATION TECHNOLOGY		21,492,234,751
MATERIALS - 2.6%
Chemicals - 1.5%
AdvanSix, Inc.	36,238	1,071,195
Air Products & Chemicals, Inc.	300,446	83,779,367
Albemarle Corp. (b)	158,336	14,289,824
Alto Ingredients, Inc. (a)	96,393	133,022
American Vanguard Corp.	36,370	208,764
Arcadium Lithium PLC	1,385,791	3,755,494
Arq, Inc. (a)	36,058	245,916
Ashland, Inc.	67,876	6,074,902
ASP Isotopes, Inc. (a)(b)	38,154	90,425
Aspen Aerogels, Inc. (a)	77,011	2,209,446
Avient Corp.	124,282	6,105,975
Axalta Coating Systems Ltd. (a)	298,082	10,879,993
Balchem Corp.	43,894	7,770,555
Cabot Corp.	74,923	7,875,157
Celanese Corp.	136,014	17,763,428
CF Industries Holdings, Inc.	247,108	20,532,204
Core Molding Technologies, Inc. (a)	11,126	198,599
Corteva, Inc.	942,075	53,980,898
Danimer Scientific, Inc. (a)(b)	118,446	44,465
Danimer Scientific, Inc. warrants 7/15/25 (a)	39,481	3,636
Dow, Inc.	949,666	50,883,104
DuPont de Nemours, Inc.	565,064	47,606,642
Eastman Chemical Co.	158,788	16,255,128
Ecolab, Inc.	343,368	86,933,910
Ecovyst, Inc. (a)	136,587	980,695
Element Solutions, Inc.	299,983	8,021,545
Flotek Industries, Inc. (a)	25,269	107,141
FMC Corp.	168,825	10,902,719
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	45,585	304,964
H.B. Fuller Co.	75,408	6,459,449
Hawkins, Inc.	25,766	3,263,779
Huntsman Corp.	215,702	4,756,229
Ingevity Corp. (a)	45,669	1,805,296
Innospec, Inc.	34,033	3,922,644
International Flavors & Fragrances, Inc.	345,193	35,896,620
Intrepid Potash, Inc. (a)	12,146	299,763
Koppers Holdings, Inc.	29,050	1,149,799
Kronos Worldwide, Inc.	30,722	355,146
Linde PLC	649,485	310,616,201
Loop Industries, Inc. (a)	28,869	47,634
LSB Industries, Inc. (a)	72,844	577,653
LyondellBasell Industries NV Class A	347,514	34,299,632
Mativ, Inc. (b)	73,274	1,389,275
Minerals Technologies, Inc.	43,900	3,384,690
NewMarket Corp.	9,339	5,358,438
Northern Technologies International Corp.	11,445	150,387
Novusterra, Inc. (a)(b)(c)	6,247	0
Olin Corp.	162,585	7,100,087
Origin Materials, Inc. Class A (a)	163,297	258,009
Orion SA	77,496	1,445,300
Perimeter Solutions SA (a)	188,935	2,212,429
PPG Industries, Inc.	317,600	41,202,248
PureCycle Technologies, Inc. (a)(b)	184,505	1,125,481
Quaker Chemical Corp.	18,814	3,184,646
Rayonier Advanced Materials, Inc. (a)	87,984	702,112
RPM International, Inc.	173,900	20,215,875
Sensient Technologies Corp.	57,140	4,447,778
Sherwin-Williams Co.	315,124	116,397,352
Stepan Co.	28,608	2,220,839
The Chemours Co. LLC	200,533	3,898,362
The Mosaic Co.	434,829	12,423,065
The Scotts Miracle-Gro Co.	56,559	4,014,558
Trinseo PLC	47,385	206,125
Tronox Holdings PLC	157,040	2,187,567
Valhi, Inc. (b)	3,088	90,200
Westlake Corp.	43,550	6,333,912
		1,102,407,693
Construction Materials - 0.3%
CRH PLC	928,086	84,242,366
Eagle Materials, Inc.	46,539	11,995,427
Knife River Holding Co. (a)	76,790	6,056,427
Martin Marietta Materials, Inc.	83,190	44,436,770
Smith-Midland Corp. (a)(b)	5,936	206,039
Summit Materials, Inc. Class A (a)	164,171	6,648,926
United States Lime & Minerals, Inc.	13,930	1,138,499
Vulcan Materials Co.	178,569	43,786,904
		198,511,358
Containers & Packaging - 0.3%
Amcor PLC (b)	1,954,342	22,357,672
Aptargroup, Inc.	89,469	13,705,756
Avery Dennison Corp.	108,563	24,084,702
Ball Corp.	419,151	26,746,025
Berry Global Group, Inc.	154,171	10,616,215
Crown Holdings, Inc.	161,126	14,567,402
Graphic Packaging Holding Co.	415,319	12,430,498
Greif, Inc.:
Class A	36,928	2,308,739
Class B	6,452	434,865
International Paper Co. (b)	469,777	22,746,602
Myers Industries, Inc.	49,687	759,714
O-I Glass, Inc. (a)	210,007	2,664,989
Packaging Corp. of America	120,485	25,246,427
Pactiv Evergreen, Inc. (b)	53,181	627,536
Ranpak Holdings Corp. (A Shares) (a)	53,691	380,669
Sealed Air Corp.	197,550	6,904,373
Silgan Holdings, Inc.	109,708	5,734,437
Smurfit Westrock PLC	701,675	33,273,429
Sonoco Products Co.	132,619	7,502,257
TriMas Corp.	55,444	1,414,376
		234,506,683
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	46,413	33,366
Adamas One Corp. (a)	5,086	2,049
Alcoa Corp.	332,928	10,686,989
Alpha Metallurgical Resources	15,682	3,750,350
American Battery Technology Co. (a)(b)	64,539	71,316
Ampco-Pittsburgh Corp. (a)	19,381	39,343
Arch Resources, Inc. Class A,	24,535	3,347,310
Ascent Industries Co. (a)	12,647	130,391
ATI, Inc. (a)	168,226	10,746,277
Carpenter Technology Corp.	67,011	9,701,182
Century Aluminum Co. (a)	70,174	1,007,699
Cleveland-Cliffs, Inc. (a)	642,790	8,394,837
Coeur d'Alene Mines Corp. (a)	540,831	3,320,702
Commercial Metals Co.	156,466	8,385,013
Compass Minerals International, Inc. (b)	45,187	399,001
Contango ORE, Inc. (a)(b)	6,727	144,765
Dakota Gold Corp. (a)	86,760	201,283
Freeport-McMoRan, Inc.	1,941,322	85,961,738
Friedman Industries	8,619	129,716
Gatos Silver, Inc. (a)	63,763	802,139
Gold Resource Corp. (a)	108,759	41,035
Golden Minerals Co. (a)(b)	11,257	3,591
Haynes International, Inc.	16,813	1,011,134
Hecla Mining Co.	776,064	4,602,060
Hycroft Mining Holding Corp. (a)(b)	20,103	42,216
Idaho Strategic Resources, Inc. (a)	14,097	175,931
Ivanhoe Electric, Inc. (a)(b)	118,403	835,925
Kaiser Aluminum Corp.	22,735	1,694,894
Materion Corp.	28,207	3,273,140
McEwen Mining, Inc. (a)	55,710	506,961
Metallus, Inc. (a)	51,581	838,707
MP Materials Corp. (a)(b)	181,518	2,341,582
Newmont Corp.	1,558,722	83,220,168
Nucor Corp.	323,973	49,214,738
Olympic Steel, Inc.	12,909	517,651
Paramount Gold Nevada Corp. (a)	32,209	13,396
Piedmont Lithium, Inc. (a)(b)	24,160	199,078
Radius Recycling, Inc. Class A	34,462	521,755
Ramaco Resources, Inc.:
Class A (b)	29,274	356,850
Class B	34,970	396,210
Reliance, Inc.	77,493	22,213,368
Royal Gold, Inc.	89,004	12,475,691
Ryerson Holding Corp.	38,573	772,231
Solitario Exploration & Royalty Corp. (a)(b)	83,724	69,072
Steel Dynamics, Inc.	199,541	23,847,145
SunCoke Energy, Inc.	112,111	1,004,515
Tredegar Corp. (a)	34,724	212,858
U.S. Gold Corp. (a)	10,617	58,818
U.S. GoldMining, Inc. (a)	2,532	13,799
United States Antimony Corp. (a)	148,417	99,855
United States Steel Corp. (b)	302,563	11,470,163
Universal Stainless & Alloy Products, Inc. (a)	11,660	491,119
Warrior Metropolitan Coal, Inc.	71,031	4,354,911
Worthington Steel, Inc.	41,212	1,458,905
		375,604,938
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	22,506	748,775
Glatfelter Corp. (a)	58,408	94,037
Louisiana-Pacific Corp.	86,192	8,364,934
Mercer International, Inc. (SBI)	59,933	359,598
Sylvamo Corp.	47,062	3,722,134
		13,289,478
TOTAL MATERIALS		1,924,320,150
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust (SBI)	142,607	3,210,084
Agree Realty Corp.	136,125	9,938,486
Alexander & Baldwin, Inc.	99,577	1,970,629
Alexanders, Inc.	3,012	690,230
Alexandria Real Estate Equities, Inc.	212,976	25,465,540
Alpine Income Property Trust, Inc.	21,264	404,867
American Assets Trust, Inc.	68,120	1,856,270
American Healthcare (REIT), Inc.	89,319	1,869,447
American Homes 4 Rent Class A	434,602	17,284,122
American Tower Corp.	631,263	141,440,788
Americold Realty Trust	361,413	10,480,977
Apartment Investment & Management Co. Class A (a)	193,426	1,798,862
Apple Hospitality (REIT), Inc.	313,402	4,525,525
Armada Hoffler Properties, Inc. Class A,	92,140	1,134,243
Ashford Hospitality Trust, Inc. (a)	43,510	41,008
AvalonBay Communities, Inc.	192,103	43,363,410
Bluerock Homes Trust, Inc.	4,880	75,786
Braemar Hotels & Resorts, Inc.	74,753	232,482
Brandywine Realty Trust (SBI)	235,149	1,229,829
Brixmor Property Group, Inc.	407,975	11,174,435
Broadstone Net Lease, Inc.	258,098	4,723,193
BRT Apartments Corp.	19,435	369,071
BXP, Inc.	196,126	14,752,598
Camden Property Trust (SBI)	144,020	18,031,304
CareTrust (REIT), Inc.	192,425	5,749,659
CBL & Associates Properties, Inc.	34,248	904,147
Centerspace	20,467	1,530,932
Chatham Lodging Trust	70,835	606,348
City Office REIT, Inc.	58,095	341,599
Clipper Realty, Inc.	17,492	86,061
Community Healthcare Trust, Inc.	34,638	648,770
COPT Defense Properties (SBI)	153,032	4,558,823
Cousins Properties, Inc.	205,034	5,845,519
Creative Media & Community Trust Corp.	21,532	43,064
Crown Castle, Inc.	587,581	65,820,824
CTO Realty Growth, Inc.	28,302	538,304
CubeSmart	305,017	15,809,031
DiamondRock Hospitality Co.	283,789	2,494,505
Digital Realty Trust, Inc.	438,690	66,509,791
Diversified Healthcare Trust (SBI)	294,548	1,025,027
Douglas Emmett, Inc.	226,905	3,630,480
Easterly Government Properties, Inc.	152,429	1,999,868
EastGroup Properties, Inc.	65,018	12,119,355
Elme Communities (SBI)	125,202	2,211,067
Empire State Realty Trust, Inc.	182,797	1,972,380
EPR Properties	104,485	4,959,903
Equinix, Inc.	128,305	107,052,560
Equity Commonwealth (a)	147,285	2,985,467
Equity Lifestyle Properties, Inc.	252,396	18,351,713
Equity Residential (SBI)	466,798	34,953,834
Essential Properties Realty Trust, Inc.	241,152	7,695,160
Essex Property Trust, Inc.	86,820	26,201,408
Extra Space Storage, Inc.	286,405	50,693,685
Farmland Partners, Inc.	60,105	615,475
Federal Realty Investment Trust (SBI)	101,332	11,653,180
First Industrial Realty Trust, Inc.	178,992	10,154,216
Four Corners Property Trust, Inc.	125,106	3,546,755
Franklin Street Properties Corp.	122,829	223,549
Gaming & Leisure Properties	367,336	19,108,819
Generation Income Properties, Inc.	5,848	14,211
Getty Realty Corp.	68,290	2,170,256
Gladstone Commercial Corp.	55,401	847,081
Gladstone Land Corp.	46,203	626,975
Global Medical REIT, Inc.	88,908	827,733
Global Net Lease, Inc.	266,057	2,293,411
Global Self Storage, Inc.	16,111	83,455
Healthcare Realty Trust, Inc.	511,652	9,107,406
Healthpeak Properties, Inc.	951,976	21,210,025
Highwoods Properties, Inc. (SBI)	144,332	4,650,377
Host Hotels & Resorts, Inc.	952,289	16,855,515
Hudson Pacific Properties, Inc.	170,219	876,628
Independence Realty Trust, Inc.	304,675	6,331,147
Industrial Logistics Properties Trust	80,828	400,099
InnSuites Hospitality Trust	2,044	4,027
InvenTrust Properties Corp.	92,190	2,736,199
Invitation Homes, Inc.	778,164	28,667,562
Iron Mountain, Inc.	396,152	44,868,176
JBG SMITH Properties	112,882	1,964,147
Kilroy Realty Corp.	144,090	5,226,144
Kimco Realty Corp.	905,966	21,072,769
Kite Realty Group Trust	298,202	7,777,108
Lamar Advertising Co. Class A	118,511	14,906,314
Lineage, Inc.	77,543	6,505,858
LTC Properties, Inc.	62,756	2,305,028
LXP Industrial Trust (REIT)	400,607	4,150,289
Medalist Diversified (REIT), Inc.	520	6,500
Medical Properties Trust, Inc. (b)	809,915	3,644,618
Mid-America Apartment Communities, Inc.	158,023	25,658,195
Modiv Industrial, Inc.	9,811	163,255
National Health Investors, Inc.	58,854	4,792,481
National Storage Affiliates Trust	94,419	4,413,144
Net Lease Office Properties (b)	19,669	596,167
NETSTREIT Corp.	108,416	1,809,463
NexPoint Diversified Real Estate Trust	54,420	321,078
NexPoint Residential Trust, Inc.	30,958	1,464,313
NNN (REIT), Inc.	250,098	11,752,105
Office Properties Income Trust	66,634	146,595
Omega Healthcare Investors, Inc.	334,606	13,230,321
One Liberty Properties, Inc.	23,518	629,107
Orion Office (REIT), Inc.	85,912	352,239
Outfront Media, Inc.	197,481	3,367,051
Paramount Group, Inc.	223,172	1,127,019
Park Hotels & Resorts, Inc.	285,682	4,365,221
Peakstone Realty Trust	48,851	651,672
Pebblebrook Hotel Trust	164,144	2,183,115
Phillips Edison & Co., Inc.	167,278	6,182,595
Piedmont Office Realty Trust, Inc. Class A	168,821	1,647,693
Plymouth Industrial REIT, Inc.	55,784	1,335,469
Postal Realty Trust, Inc. Class A	33,240	481,648
PotlatchDeltic Corp.	108,366	4,709,586
Presidio Property Trust, Inc.:
Class A (b)	15,967	10,538
Class A warrants 1/24/27 (a)	5,422	163
Prologis, Inc.	1,251,373	159,950,497
Public Storage Operating Co.	213,885	73,516,552
Rayonier, Inc.	186,060	5,732,509
Realty Income Corp.	1,177,731	73,148,872
Regency Centers Corp.	222,889	16,201,801
Retail Opportunity Investments Corp.	174,001	2,660,475
Rexford Industrial Realty, Inc. (b)	294,063	14,973,688
RLJ Lodging Trust	210,271	1,997,575
Ryman Hospitality Properties, Inc.	81,084	8,429,493
Sabra Health Care REIT, Inc.	313,112	5,335,428
Safehold, Inc.	63,297	1,586,223
Saul Centers, Inc.	18,248	744,883
SBA Communications Corp. Class A	145,282	32,929,618
Service Properties Trust	225,894	1,059,443
Simon Property Group, Inc.	440,581	73,731,230
SITE Centers Corp.	61,155	3,690,704
SL Green Realty Corp. (b)	88,376	5,889,377
Sotherly Hotels, Inc. (a)	20,058	24,872
STAG Industrial, Inc.	246,435	10,000,332
Strawberry Fields (REIT), Inc.	2,203	26,106
Summit Hotel Properties, Inc.	146,435	994,294
Sun Communities, Inc.	168,582	22,799,030
Sunstone Hotel Investors, Inc.	278,257	2,902,221
Tanger, Inc.	147,806	4,499,215
Terreno Realty Corp.	131,073	9,049,280
The Macerich Co.	292,833	4,676,543
UDR, Inc.	409,943	18,246,563
UMH Properties, Inc.	96,401	1,875,963
Uniti Group, Inc.	325,750	1,420,270
Universal Health Realty Income Trust (SBI)	17,940	805,506
Urban Edge Properties	161,215	3,409,697
Ventas, Inc.	546,917	33,969,015
Veris Residential, Inc.	114,758	2,012,855
VICI Properties, Inc.	1,411,136	47,244,833
Vornado Realty Trust	216,678	7,447,223
Welltower, Inc.	808,168	97,529,714
Weyerhaeuser Co.	985,925	30,060,853
Wheeler REIT, Inc. (a)	171	180
Whitestone REIT	64,776	869,294
WP Carey, Inc.	296,283	17,782,906
Xenia Hotels & Resorts, Inc.	138,166	1,967,484
		1,911,416,372
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	3,481	4,247
Altisource Asset Management Corp. (b)	1,457	1,821
Altisource Portfolio Solutions SA (a)	23,397	27,141
American Realty Investments, Inc. (a)	2,351	44,693
American Strategic Investment Co. (a)	2,266	22,026
Amrep Corp. (a)	4,015	87,326
Anywhere Real Estate, Inc. (a)	147,944	723,446
Avalon GloboCare Corp. (a)(b)	3,909	961
CBRE Group, Inc. (a)	407,475	46,916,672
Compass, Inc. Class A (a)	456,650	2,342,615
Comstock Holding Companies, Inc. (a)	3,150	22,113
CoStar Group, Inc. (a)	552,021	42,671,223
Cushman & Wakefield PLC (a)	264,187	3,434,431
Digitalbridge Group, Inc. Class A	206,593	2,580,347
Doma Holdings, Inc. Class A (a)	7,813	47,581
Douglas Elliman, Inc. (a)	96,812	172,325
eXp World Holdings, Inc. (b)	104,548	1,229,484
Fathom Holdings, Inc. (a)	11,459	30,252
Forestar Group, Inc. (a)	24,226	749,552
FRP Holdings, Inc. (a)	18,230	539,973
Howard Hughes Holdings, Inc.	44,311	3,333,073
InterGroup Corp. (a)	739	13,080
Jones Lang LaSalle, Inc. (a)	64,382	16,432,218
Kennedy-Wilson Holdings, Inc.	159,878	1,777,843
LuxUrban Hotels, Inc. (a)	12,387	933
Marcus & Millichap, Inc.	32,019	1,270,194
Maui Land & Pineapple, Inc. (a)	9,457	245,977
New Concept Energy, Inc. (a)	3,775	4,681
Newmark Group, Inc. Class A	161,335	2,231,263
Offerpad Solutions, Inc. Class A (a)(b)	14,421	56,098
Opendoor Technologies, Inc. Class A (a)(b)	817,457	1,757,533
Rafael Holdings, Inc. Class B (a)	16,079	23,315
RE/MAX Holdings, Inc. Class A	25,987	294,173
Redfin Corp. (a)(b)	166,880	1,558,659
Safe & Green Development Corp.	2,885	769
Seaport Entertainment Group, Inc.	4,923	151,530
Seritage Growth Properties Class A (a)(b)	50,941	236,876
Star Holdings (a)	16,672	223,405
Stratus Properties, Inc. (a)	8,834	230,302
Tejon Ranch Co. (a)	32,803	586,846
The RMR Group, Inc. Class A	19,774	504,039
The St. Joe Co.	48,617	2,886,391
Transcontinental Realty Investors, Inc. (a)	1,825	54,878
Zillow Group, Inc.:
Class A (a)	79,679	4,257,249
Class C (a)	209,621	11,592,041
		151,371,595
TOTAL REAL ESTATE		2,062,787,967
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	77,598	4,931,353
Alliant Energy Corp.	346,019	20,162,527
American Electric Power Co., Inc.	712,366	71,436,062
Avangrid, Inc.	93,792	3,347,436
Constellation Energy Corp.	426,108	83,815,444
Duke Energy Corp.	1,043,049	118,855,434
Edison International	520,048	45,259,777
Entergy Corp.	288,223	34,785,634
Evergy, Inc.	310,077	18,337,954
Eversource Energy	475,503	32,110,718
Exelon Corp.	1,350,521	51,441,345
FirstEnergy Corp.	699,046	30,702,100
Genie Energy Ltd. Class B	30,438	509,532
Hawaiian Electric Industries, Inc.	148,225	1,590,454
IDACORP, Inc.	68,474	6,978,185
MGE Energy, Inc. (b)	49,178	4,263,978
NextEra Energy, Inc.	2,777,075	223,582,308
NRG Energy, Inc.	281,517	23,931,760
OGE Energy Corp.	270,564	10,703,512
Oklo, Inc. (a)(b)	96,966	578,887
Otter Tail Corp.	56,299	4,760,080
PG&E Corp.	2,886,187	56,857,884
Pinnacle West Capital Corp. (b)	153,191	13,407,276
Portland General Electric Co.	138,771	6,676,273
PPL Corp.	995,841	31,777,286
Southern Co.	1,478,077	127,705,853
TXNM Energy, Inc.	121,834	4,992,757
Xcel Energy, Inc.	751,502	46,014,467
		1,079,516,276
Gas Utilities - 0.1%
Atmos Energy Corp.	203,274	26,576,043
Chesapeake Utilities Corp.	29,949	3,546,561
National Fuel Gas Co.	124,084	7,415,260
New Jersey Resources Corp.	134,622	6,234,345
Northwest Natural Holding Co.	52,879	2,126,793
ONE Gas, Inc. (b)	77,389	5,335,198
RGC Resources, Inc.	11,039	234,579
Southwest Gas Holdings, Inc.	80,982	5,889,011
Spire, Inc.	78,761	5,195,863
UGI Corp.	283,309	7,057,227
		69,610,880
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	81,365	253,859
Clearway Energy, Inc.:
Class A	80,504	2,163,142
Class C	80,751	2,338,549
Montauk Renewables, Inc. (a)	87,511	410,427
Ormat Technologies, Inc. (b)	73,291	5,462,378
Spruce Power Holding Corp. (Class A) (a)	21,063	62,557
Sunnova Energy International, Inc. (a)(b)	146,800	1,630,948
The AES Corp.	960,997	16,461,879
Vistra Corp.	441,208	37,692,399
		66,476,138
Multi-Utilities - 0.6%
Ameren Corp.	360,909	29,778,602
Avista Corp.	105,162	4,063,460
Black Hills Corp.	93,269	5,514,063
CenterPoint Energy, Inc.	863,942	23,585,617
CMS Energy Corp.	404,869	27,474,410
Consolidated Edison, Inc.	467,971	47,527,135
Dominion Energy, Inc.	1,133,281	63,350,408
DTE Energy Co.	280,015	35,007,475
NiSource, Inc.	602,063	19,904,203
NorthWestern Energy Corp.	83,238	4,527,315
Public Service Enterprise Group, Inc.	672,961	54,341,601
Sempra	855,370	70,294,307
Unitil Corp.	21,874	1,319,002
WEC Energy Group, Inc.	426,856	39,710,414
		426,398,012
Water Utilities - 0.1%
American States Water Co.	49,881	4,061,311
American Water Works Co., Inc.	263,316	37,685,786
Artesian Resources Corp. Class A	13,139	474,449
Cadiz, Inc. (a)(b)	56,707	191,103
California Water Service Group	77,797	4,304,508
Consolidated Water Co., Inc.	20,267	562,612
Essential Utilities, Inc.	339,976	13,255,664
Global Water Resources, Inc.	15,820	200,756
Middlesex Water Co.	23,959	1,509,657
Pure Cycle Corp. (a)	26,462	281,820
SJW Group	40,672	2,399,241
York Water Co.	20,987	818,073
		65,744,980
TOTAL UTILITIES		1,707,746,286
TOTAL COMMON STOCKS (Cost $44,883,884,760)		73,526,167,010

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	0

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (e) (Cost $7,865,220)	7,955,000	7,867,891

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	25,544,404	25,549,513
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	761,351,334	761,427,469
TOTAL MONEY MARKET FUNDS (Cost $786,976,982)		786,976,982

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $45,678,727,834)	74,321,011,883
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(713,450,005)
NET ASSETS - 100.0%	73,607,561,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	120	Sep 2024	13,338,600	947,220	947,220
CME E-mini S&P 500 Index Contracts (United States)	311	Sep 2024	88,028,550	4,720,904	4,720,904
CME E-mini S&P MidCap 400 Index Contracts (United States)	20	Sep 2024	6,196,200	344,463	344,463

TOTAL FUTURES CONTRACTS					6,012,587
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,033,203.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $75,880 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,527,498	2,357,381,720	2,346,364,930	2,319,301	5,225	-	25,549,513	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	1,231,787,957	1,339,417,101	1,809,777,589	5,105,047	-	-	761,427,469	3.2%
Total	1,246,315,455	3,696,798,821	4,156,142,519	7,424,348	5,225	-	786,976,982

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,989,438,692	5,989,438,690	-	2
Consumer Discretionary	7,247,921,044	7,247,921,044	-	-
Consumer Staples	4,120,189,097	4,120,189,097	-	-
Energy	2,672,271,722	2,672,271,722	-	-
Financials	10,220,211,264	10,220,211,264	-	-
Health Care	8,982,226,921	8,981,971,848	105,715	149,358
Industrials	7,106,819,116	7,106,819,116	-	-
Information Technology	21,492,234,751	21,492,234,751	-	-
Materials	1,924,320,150	1,924,320,150	-	-
Real Estate	2,062,787,967	2,062,787,967	-	-
Utilities	1,707,746,286	1,707,746,286	-	-

U.S. Government and Government Agency Obligations	7,867,891	-	7,867,891	-

Money Market Funds	786,976,982	786,976,982	-	-
Total Investments in Securities:	74,321,011,883	74,312,888,917	7,973,606	149,360
Derivative Instruments: Assets
Futures Contracts	6,012,587	6,012,587	-	-
Total Assets	6,012,587	6,012,587	-	-
Total Derivative Instruments:	6,012,587	6,012,587	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	6,012,587	0
Total Equity Risk	6,012,587	0
Total Value of Derivatives	6,012,587	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $740,250,148) - See accompanying schedule:
Unaffiliated issuers (cost $44,891,750,852)	$73,534,034,901
Fidelity Central Funds (cost $786,976,982)	786,976,982

Total Investment in Securities (cost $45,678,727,834)		$74,321,011,883
Receivable for fund shares sold		177,701,590
Dividends receivable		79,384,669
Distributions receivable from Fidelity Central Funds		1,358,899
Receivable for daily variation margin on futures contracts		891,243
Other receivables		68,399
Total assets		74,580,416,683
Liabilities
Payable to custodian bank	$74,180
Payable for investments purchased	191,856,645
Payable for fund shares redeemed	19,354,779
Other payables and accrued expenses	154,206
Collateral on securities loaned	761,414,995
Total liabilities		972,854,805
Net Assets		$73,607,561,878
Net Assets consist of:
Paid in capital		$45,590,440,878
Total accumulated earnings (loss)		28,017,121,000
Net Assets		$73,607,561,878
Net Asset Value, offering price and redemption price per share ($73,607,561,878 ÷ 3,977,912,830 shares)		$18.50
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$465,570,001
Interest		165,545
Income from Fidelity Central Funds (including $5,105,047 from security lending)		7,424,348
Total income		473,159,894
Expenses
Custodian fees and expenses	$188,185
Independent trustees' fees and expenses	142,843
Interest	108,182
Miscellaneous	27
Total expenses before reductions	439,237
Expense reductions	(40,870)
Total expenses after reductions		398,367
Net Investment income (loss)		472,761,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	106,566,064
Fidelity Central Funds	5,225
Foreign currency transactions	8,281
Futures contracts	4,503,576
Total net realized gain (loss)		111,083,146
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,669,462,495
Futures contracts	2,660,482
Total change in net unrealized appreciation (depreciation)		6,672,122,977
Net gain (loss)		6,783,206,123
Net increase (decrease) in net assets resulting from operations		$7,255,967,650
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$472,761,527	$934,259,260
Net realized gain (loss)	111,083,146	7,662,912
Change in net unrealized appreciation (depreciation)	6,672,122,977	14,106,308,445
Net increase (decrease) in net assets resulting from operations	7,255,967,650	15,048,230,617
Distributions to shareholders	(138,712,517)	(907,627,789)

Share transactions
Proceeds from sales of shares	4,204,825,694	9,622,593,004
Reinvestment of distributions	138,712,517	907,627,789
Cost of shares redeemed	(4,095,042,684)	(8,808,635,421)

Net increase (decrease) in net assets resulting from share transactions	248,495,527	1,721,585,372
Total increase (decrease) in net assets	7,365,750,660	15,862,188,200

Net Assets
Beginning of period	66,241,811,218	50,379,623,018
End of period	$73,607,561,878	$66,241,811,218

Other Information
Shares
Sold	241,842,404	662,191,036
Issued in reinvestment of distributions	8,276,403	61,215,999
Redeemed	(232,673,051)	(579,353,358)
Net increase (decrease)	17,445,756	144,053,677

Financial Highlights
Fidelity® Series Total Market Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A,B
Selected Per-Share Data
Net asset value, beginning of period	$16.73	$13.20	$14.62	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss) C,D	.12	.24	.22	.20	.18	.17
Net realized and unrealized gain (loss)	1.69	3.52	(1.41)	1.39	3.34	(.02)
Total from investment operations	1.81	3.76	(1.19)	1.59	3.52	.15
Distributions from net investment income	(.04)	(.23)	(.20)	(.19)	(.18)	(.12)
Distributions from net realized gain	-	-	(.02)	(.06)	(.06)	(.02)
Total distributions	(.04)	(.23)	(.23) E	(.25)	(.24)	(.15) E
Net asset value, end of period	$18.50	$16.73	$13.20	$14.62	$13.28	$10.00
Total Return F,G	10.81%	28.70%	(8.18)%	11.87%	35.56%	1.38%
Ratios to Average Net Assets D,H,I
Expenses before reductions J	-% K,L	-%	-%	-%	-%	-% L
Expenses net of fee waivers, if any J	- % K,L	-%	-%	-%	-%	-% L
Expenses net of all reductions J	-% K,L	-%	-%	-%	-%	-% L
Net investment income (loss)	1.37% K,L	1.62%	1.65%	1.33%	1.61%	1.96% L
Supplemental Data
Net assets, end of period (000 omitted)	$73,607,562	$66,241,811	$50,379,623	$47,734,987	$35,220,793	$21,966,720
Portfolio turnover rate M	9 % L	13%	15%	14%	18% N	27% L,N

AFor the year ended February 29.
BFor the period April 26, 2019 (commencement of operations) through February 29, 2020.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KProxy expenses are not annualized.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,244,163,925
Gross unrealized depreciation	(3,615,732,448)
Net unrealized appreciation (depreciation)	$27,628,431,477
Tax cost	$46,698,592,995

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(-)
Long-term	(104,617,581)
Total capital loss carryforward	$(104,617,581)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	3,843,909,579	3,113,266,057
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Total Market Index Fund	Borrower	87,220,000	5.58%	108,182

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Total Market Index Fund	542,096	47,998	1,237,221
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $40,870.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Total Market Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through June 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity and Geode may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9892982.105
STX-SANN-1024
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's®; and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® 500 Index Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	772,996	15,382,620
Verizon Communications, Inc.	453,947	18,965,906
		34,348,526
Entertainment - 1.2%
Electronic Arts, Inc.	26,318	3,995,599
Live Nation Entertainment, Inc. (a)	15,210	1,485,561
Netflix, Inc. (a)	46,447	32,575,603
Take-Two Interactive Software, Inc. (a)	17,270	2,792,732
The Walt Disney Co.	196,546	17,763,827
Warner Bros Discovery, Inc. (a)	238,100	1,866,704
		60,480,026
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A	633,242	103,459,078
Class C	526,685	86,960,960
Match Group, Inc. (a)	28,369	1,055,610
Meta Platforms, Inc. Class A	236,223	123,145,412
		314,621,060
Media - 0.5%
Charter Communications, Inc. Class A (a)	10,592	3,681,144
Comcast Corp. Class A	422,292	16,710,094
Fox Corp.:
Class A	24,884	1,029,451
Class B	13,871	533,063
Interpublic Group of Companies, Inc.	40,302	1,314,248
News Corp.:
Class A	39,998	1,133,143
Class B	12,701	373,790
Omnicom Group, Inc.	21,419	2,151,110
Paramount Global Class B (b)	52,789	552,701
		27,478,744
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	55,556	11,040,088
TOTAL COMMUNICATION SERVICES		447,968,444
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.1%
Aptiv PLC (a)	29,051	2,078,018
BorgWarner, Inc.	24,329	828,889
		2,906,907
Automobiles - 1.4%
Ford Motor Co.	423,937	4,743,855
General Motors Co.	122,942	6,120,053
Tesla, Inc. (a)	299,102	64,040,729
		74,904,637
Broadline Retail - 3.5%
Amazon.com, Inc. (a)	987,119	176,200,742
eBay, Inc.	54,881	3,243,467
Etsy, Inc. (a)	12,486	687,854
		180,132,063
Distributors - 0.1%
Genuine Parts Co.	14,875	2,130,993
LKQ Corp.	28,487	1,184,774
Pool Corp.	4,093	1,439,181
		4,754,948
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	47,555	5,578,677
Booking Holdings, Inc.	3,658	14,299,963
Caesars Entertainment, Inc. (a)	23,109	869,823
Carnival Corp. (a)	110,869	1,829,339
Chipotle Mexican Grill, Inc. (a)	147,578	8,276,174
Darden Restaurants, Inc.	13,069	2,066,862
Domino's Pizza, Inc.	3,725	1,542,932
Expedia Group, Inc. Class A (a)	13,556	1,885,504
Hilton Worldwide Holdings, Inc.	26,934	5,915,784
Las Vegas Sands Corp.	38,982	1,519,908
Marriott International, Inc. Class A	25,841	6,064,624
McDonald's Corp.	77,693	22,426,861
MGM Resorts International (a)	26,796	1,007,262
Norwegian Cruise Line Holdings Ltd. (a)	45,814	819,612
Royal Caribbean Cruises Ltd.	25,589	4,212,461
Starbucks Corp.	122,220	11,558,345
Wynn Resorts Ltd.	10,083	775,181
Yum! Brands, Inc.	30,442	4,107,235
		94,756,547
Household Durables - 0.4%
D.R. Horton, Inc.	31,922	6,025,597
Garmin Ltd.	16,686	3,058,377
Lennar Corp. Class A	26,429	4,811,664
Mohawk Industries, Inc. (a)	5,660	878,092
NVR, Inc. (a)	340	3,118,636
PulteGroup, Inc.	22,461	2,956,991
		20,849,357
Leisure Products - 0.0%
Hasbro, Inc.	13,974	952,468
Specialty Retail - 1.9%
AutoZone, Inc. (a)	1,863	5,927,097
Bath & Body Works, Inc.	23,883	734,641
Best Buy Co., Inc.	20,561	2,064,324
CarMax, Inc. (a)	16,806	1,420,947
Lowe's Companies, Inc.	61,784	15,353,324
O'Reilly Automotive, Inc. (a)	6,332	7,154,970
Ross Stores, Inc.	36,144	5,443,648
The Home Depot, Inc.	106,878	39,384,543
TJX Companies, Inc.	122,126	14,321,716
Tractor Supply Co.	11,698	3,129,800
Ulta Beauty, Inc. (a)	5,119	1,806,188
		96,741,198
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	2,792	2,678,338
lululemon athletica, Inc. (a)	12,421	3,222,877
NIKE, Inc. Class B	130,793	10,897,673
Ralph Lauren Corp. Class A	4,169	713,983
Tapestry, Inc.	24,536	1,005,240
		18,518,111
TOTAL CONSUMER DISCRETIONARY		494,516,236
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	19,116	871,498
Constellation Brands, Inc. Class A (sub. vtg.)	17,392	4,186,428
Keurig Dr. Pepper, Inc.	112,824	4,130,487
Molson Coors Beverage Co. Class B	19,417	1,047,935
Monster Beverage Corp. (a)	76,941	3,626,229
PepsiCo, Inc.	148,232	25,626,348
The Coca-Cola Co.	417,624	30,265,211
		69,754,136
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	47,795	42,651,302
Dollar General Corp.	23,861	1,979,747
Dollar Tree, Inc. (a)	22,129	1,869,679
Kroger Co.	72,441	3,854,586
Sysco Corp.	53,812	4,195,722
Target Corp.	49,752	7,642,902
Walgreens Boots Alliance, Inc. (b)	76,461	707,264
Walmart, Inc.	460,251	35,545,185
		98,446,387
Food Products - 0.8%
Archer Daniels Midland Co.	53,623	3,270,467
Bunge Global SA	15,120	1,532,866
Campbell Soup Co.	21,009	1,044,567
Conagra Brands, Inc.	51,048	1,592,698
General Mills, Inc.	61,019	4,411,064
Hormel Foods Corp.	30,996	1,008,920
Kellanova	28,110	2,265,947
Lamb Weston Holdings, Inc.	15,418	954,683
McCormick & Co., Inc. (non-vtg.)	26,882	2,151,366
Mondelez International, Inc.	144,830	10,400,242
The Hershey Co.	16,019	3,092,628
The J.M. Smucker Co.	11,338	1,300,242
The Kraft Heinz Co.	85,770	3,038,831
Tyson Foods, Inc. Class A	30,541	1,964,092
		38,028,613
Household Products - 1.2%
Church & Dwight Co., Inc.	26,600	2,710,008
Colgate-Palmolive Co.	88,565	9,432,173
Kimberly-Clark Corp.	36,301	5,251,303
Procter & Gamble Co.	254,157	43,598,092
The Clorox Co.	13,261	2,099,349
		63,090,925
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	24,883	2,280,776
Kenvue, Inc.	206,717	4,537,438
		6,818,214
Tobacco - 0.6%
Altria Group, Inc.	185,597	9,979,551
Philip Morris International, Inc.	167,656	20,670,308
		30,649,859
TOTAL CONSUMER STAPLES		306,788,134
ENERGY - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	107,988	3,797,938
Halliburton Co.	96,343	2,995,304
Schlumberger Ltd.	153,794	6,765,398
		13,558,640
Oil, Gas & Consumable Fuels - 3.2%
APA Corp.	38,448	1,095,384
Chevron Corp.	184,735	27,331,543
ConocoPhillips Co.	126,141	14,353,584
Coterra Energy, Inc.	79,471	1,933,529
Devon Energy Corp.	68,561	3,070,162
Diamondback Energy, Inc.	19,300	3,765,623
EOG Resources, Inc.	61,749	7,954,506
EQT Corp.	64,866	2,173,660
Exxon Mobil Corp.	483,419	57,014,437
Hess Corp.	29,875	4,124,543
Kinder Morgan, Inc.	208,531	4,498,014
Marathon Oil Corp.	60,229	1,725,561
Marathon Petroleum Corp.	37,895	6,711,962
Occidental Petroleum Corp.	72,734	4,144,383
ONEOK, Inc.	62,883	5,807,874
Phillips 66 Co.	45,626	6,401,784
Targa Resources Corp.	24,022	3,528,832
The Williams Companies, Inc.	131,254	6,007,496
Valero Energy Corp.	35,242	5,171,059
		166,813,936
TOTAL ENERGY		180,372,576
FINANCIALS - 13.2%
Banks - 3.3%
Bank of America Corp.	733,401	29,886,091
Citigroup, Inc.	205,804	12,891,563
Citizens Financial Group, Inc.	48,588	2,091,713
Fifth Third Bancorp	74,231	3,168,921
Huntington Bancshares, Inc.	158,172	2,367,835
JPMorgan Chase & Co.	309,486	69,572,453
KeyCorp	100,681	1,717,618
M&T Bank Corp.	18,113	3,117,428
PNC Financial Services Group, Inc.	42,815	7,924,628
Regions Financial Corp.	97,794	2,290,335
Truist Financial Corp.	144,302	6,415,667
U.S. Bancorp	168,112	7,939,930
Wells Fargo & Co.	375,804	21,973,260
		171,357,442
Capital Markets - 3.0%
Ameriprise Financial, Inc.	10,724	4,819,795
Bank of New York Mellon Corp.	80,608	5,499,078
BlackRock, Inc.	15,047	13,569,535
Blackstone, Inc.	77,036	10,966,845
Cboe Global Markets, Inc.	11,229	2,306,437
Charles Schwab Corp.	160,961	10,478,561
CME Group, Inc.	38,920	8,396,601
FactSet Research Systems, Inc.	4,070	1,720,959
Franklin Resources, Inc.	32,020	648,085
Goldman Sachs Group, Inc.	34,767	17,739,862
Intercontinental Exchange, Inc.	61,871	9,995,260
Invesco Ltd.	48,034	820,901
KKR & Co., Inc. Class A	71,892	8,898,073
MarketAxess Holdings, Inc.	4,047	980,952
Moody's Corp.	16,872	8,229,149
Morgan Stanley	134,947	13,981,859
MSCI, Inc.	8,548	4,962,883
NASDAQ, Inc.	44,899	3,236,320
Northern Trust Corp.	22,411	2,044,107
Raymond James Financial, Inc.	19,920	2,381,834
S&P Global, Inc.	34,456	17,684,197
State Street Corp.	32,764	2,853,744
T. Rowe Price Group, Inc.	24,300	2,576,772
		154,791,809
Consumer Finance - 0.5%
American Express Co.	61,173	15,822,396
Capital One Financial Corp.	41,160	6,047,639
Discover Financial Services	27,135	3,763,896
Synchrony Financial	43,907	2,206,766
		27,840,697
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	195,111	92,857,227
Corpay, Inc. (a)	7,503	2,367,572
Fidelity National Information Services, Inc.	60,011	4,947,907
Fiserv, Inc. (a)	63,090	11,015,514
Global Payments, Inc.	27,749	3,080,416
Jack Henry & Associates, Inc.	7,784	1,346,866
MasterCard, Inc. Class A	88,454	42,753,356
PayPal Holdings, Inc. (a)	112,436	8,143,739
Visa, Inc. Class A	169,627	46,879,814
		213,392,411
Insurance - 2.2%
AFLAC, Inc.	55,687	6,145,617
Allstate Corp.	28,460	5,377,232
American International Group, Inc.	71,538	5,512,003
Aon PLC	23,512	8,081,545
Arch Capital Group Ltd. (a)	40,424	4,571,550
Arthur J. Gallagher & Co.	23,503	6,876,273
Assurant, Inc.	5,551	1,089,939
Brown & Brown, Inc.	25,771	2,709,305
Chubb Ltd.	43,720	12,424,350
Cincinnati Financial Corp.	17,094	2,342,391
Everest Re Group Ltd.	4,770	1,870,985
Globe Life, Inc.	8,966	941,878
Hartford Financial Services Group, Inc.	32,025	3,718,103
Loews Corp.	19,386	1,588,489
Marsh & McLennan Companies, Inc.	53,059	12,071,453
MetLife, Inc.	64,468	4,994,981
Principal Financial Group, Inc.	23,026	1,874,777
Progressive Corp.	63,029	15,895,914
Prudential Financial, Inc.	38,773	4,697,737
The Travelers Companies, Inc.	24,680	5,628,768
W.R. Berkley Corp.	32,351	1,931,355
Willis Towers Watson PLC	11,095	3,240,960
		113,585,605
TOTAL FINANCIALS		680,967,964
HEALTH CARE - 12.1%
Biotechnology - 2.0%
AbbVie, Inc.	190,297	37,357,204
Amgen, Inc.	57,821	19,302,384
Biogen, Inc. (a)	15,791	3,233,365
Gilead Sciences, Inc.	134,446	10,621,234
Incyte Corp. (a)	16,977	1,114,710
Moderna, Inc. (a)	36,209	2,802,577
Regeneron Pharmaceuticals, Inc. (a)	11,424	13,533,899
Vertex Pharmaceuticals, Inc. (a)	27,795	13,783,263
		101,748,636
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	187,569	21,245,941
Align Technology, Inc. (a)	7,476	1,773,457
Baxter International, Inc.	54,414	2,064,467
Becton, Dickinson & Co.	31,076	7,533,133
Boston Scientific Corp. (a)	158,458	12,960,280
DexCom, Inc. (a)	43,140	2,991,328
Edwards Lifesciences Corp. (a)	65,070	4,552,297
GE Healthcare Technologies, Inc.	45,920	3,894,934
Hologic, Inc. (a)	25,543	2,075,113
IDEXX Laboratories, Inc. (a)	8,917	4,292,020
Insulet Corp. (a)	7,479	1,516,517
Intuitive Surgical, Inc. (a)	38,239	18,837,679
Medtronic PLC	143,332	12,696,349
ResMed, Inc.	15,908	3,897,778
Solventum Corp.	14,754	945,879
STERIS PLC	10,552	2,544,087
Stryker Corp.	36,561	13,177,316
Teleflex, Inc.	5,030	1,233,205
The Cooper Companies, Inc.	21,224	2,244,014
Zimmer Biomet Holdings, Inc.	22,403	2,586,650
		123,062,444
Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	26,466	2,983,248
Cencora, Inc.	17,887	4,285,189
Centene Corp. (a)	57,614	4,541,712
Cigna Group	30,624	11,080,069
CVS Health Corp.	135,762	7,771,017
DaVita, Inc. (a)	5,525	833,833
Elevance Health, Inc.	25,054	13,952,322
HCA Holdings, Inc.	20,955	8,289,588
Henry Schein, Inc. (a)	13,673	964,630
Humana, Inc.	13,001	4,608,464
Labcorp Holdings, Inc.	9,001	2,069,240
McKesson Corp.	13,967	7,836,604
Molina Healthcare, Inc. (a)	6,257	2,188,636
Quest Diagnostics, Inc.	11,863	1,862,135
UnitedHealth Group, Inc.	99,207	58,551,971
Universal Health Services, Inc. Class B	6,373	1,516,583
		133,335,241
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	31,642	4,522,275
Bio-Rad Laboratories, Inc. Class A (a)	2,178	734,683
Bio-Techne Corp.	16,827	1,245,030
Charles River Laboratories International, Inc. (a)	5,501	1,087,823
Danaher Corp.	71,108	19,150,095
IQVIA Holdings, Inc. (a)	19,657	4,944,718
Mettler-Toledo International, Inc. (a)	2,317	3,334,348
Revvity, Inc.	13,176	1,614,587
Thermo Fisher Scientific, Inc.	41,171	25,323,047
Waters Corp. (a)	6,334	2,193,781
West Pharmaceutical Services, Inc.	7,778	2,439,414
		66,589,801
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	218,818	10,929,959
Catalent, Inc. (a)	19,325	1,178,052
Eli Lilly & Co.	86,051	82,610,681
Johnson & Johnson	259,364	43,018,113
Merck & Co., Inc.	272,974	32,333,770
Pfizer, Inc.	611,157	17,729,665
Viatris, Inc.	127,143	1,535,887
Zoetis, Inc. Class A	49,286	9,043,488
		198,379,615
TOTAL HEALTH CARE		623,115,737
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	7,710	2,813,919
General Dynamics Corp.	24,442	7,316,957
General Electric Co.	118,005	20,606,033
Howmet Aerospace, Inc.	41,922	4,052,181
Huntington Ingalls Industries, Inc.	4,211	1,190,744
L3Harris Technologies, Inc.	20,465	4,843,452
Lockheed Martin Corp.	23,002	13,067,436
Northrop Grumman Corp.	14,951	7,822,513
RTX Corp.	143,258	17,669,442
Textron, Inc.	20,363	1,857,106
The Boeing Co. (a)	62,271	10,818,964
TransDigm Group, Inc.	6,014	8,258,485
		100,317,232
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	12,504	1,294,289
Expeditors International of Washington, Inc.	15,489	1,911,497
FedEx Corp.	24,345	7,273,556
United Parcel Service, Inc. Class B	78,829	10,133,468
		20,612,810
Building Products - 0.5%
A.O. Smith Corp.	12,898	1,079,821
Allegion PLC	9,337	1,296,349
Builders FirstSource, Inc. (a)	13,033	2,267,742
Carrier Global Corp.	90,210	6,565,484
Johnson Controls International PLC	72,644	5,292,115
Masco Corp.	24,138	1,920,419
Trane Technologies PLC	24,453	8,843,672
		27,265,602
Commercial Services & Supplies - 0.6%
Cintas Corp.	9,272	7,465,073
Copart, Inc. (a)	94,369	4,997,782
Republic Services, Inc.	22,101	4,601,649
Rollins, Inc.	29,990	1,504,898
Veralto Corp.	23,906	2,687,752
Waste Management, Inc.	39,447	8,364,342
		29,621,496
Construction & Engineering - 0.1%
Quanta Services, Inc.	15,815	4,351,181
Electrical Equipment - 0.7%
AMETEK, Inc.	25,016	4,278,987
Eaton Corp. PLC	43,120	13,234,822
Emerson Electric Co.	61,551	6,486,860
GE Vernova LLC	29,534	5,936,334
Generac Holdings, Inc. (a)	6,472	1,013,062
Hubbell, Inc.	5,733	2,292,741
Rockwell Automation, Inc.	12,357	3,361,475
		36,604,281
Ground Transportation - 1.0%
CSX Corp.	210,221	7,204,274
J.B. Hunt Transport Services, Inc.	8,987	1,556,548
Norfolk Southern Corp.	24,324	6,230,836
Old Dominion Freight Lines, Inc.	19,271	3,715,449
Uber Technologies, Inc. (a)	225,252	16,472,679
Union Pacific Corp.	65,740	16,835,357
		52,015,143
Industrial Conglomerates - 0.4%
3M Co.	59,472	8,010,284
Honeywell International, Inc.	70,265	14,608,796
		22,619,080
Machinery - 1.6%
Caterpillar, Inc.	52,733	18,778,221
Cummins, Inc.	14,768	4,620,169
Deere & Co.	27,942	10,778,347
Dover Corp.	14,946	2,780,404
Fortive Corp.	38,271	2,847,362
IDEX Corp.	8,083	1,668,978
Illinois Tool Works, Inc.	29,212	7,395,894
Ingersoll Rand, Inc.	43,625	3,989,506
Nordson Corp.	5,802	1,488,561
Otis Worldwide Corp.	43,705	4,138,426
PACCAR, Inc.	56,487	5,432,920
Parker Hannifin Corp.	13,818	8,293,564
Pentair PLC	17,728	1,572,296
Snap-On, Inc.	5,629	1,597,172
Stanley Black & Decker, Inc.	16,432	1,681,980
Westinghouse Air Brake Tech Co.	19,136	3,244,892
Xylem, Inc.	26,254	3,610,713
		83,919,405
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)(b)	70,059	744,027
Delta Air Lines, Inc.	70,123	2,979,526
Southwest Airlines Co.	63,904	1,848,104
United Airlines Holdings, Inc. (a)	35,110	1,546,244
		7,117,901
Professional Services - 0.7%
Automatic Data Processing, Inc.	44,083	12,162,941
Broadridge Financial Solutions, Inc.	12,858	2,736,954
Dayforce, Inc. (a)(b)	16,861	963,943
Equifax, Inc.	13,363	4,104,178
Jacobs Solutions, Inc.	13,706	2,067,961
Leidos Holdings, Inc.	14,438	2,288,567
Paychex, Inc.	34,592	4,538,470
Paycom Software, Inc.	5,134	835,713
Verisk Analytics, Inc.	15,421	4,207,157
		33,905,884
Trading Companies & Distributors - 0.3%
Fastenal Co.	61,872	4,224,620
United Rentals, Inc.	7,179	5,321,506
W.W. Grainger, Inc.	4,720	4,648,822
		14,194,948
TOTAL INDUSTRIALS		432,544,963
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	27,388	9,678,371
Cisco Systems, Inc.	436,616	22,066,573
F5, Inc. (a)	6,259	1,271,516
Juniper Networks, Inc.	34,703	1,349,253
Motorola Solutions, Inc.	17,926	7,924,009
		42,289,722
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	129,239	8,717,171
CDW Corp.	14,569	3,287,349
Corning, Inc.	83,516	3,495,145
Jabil, Inc.	12,878	1,407,308
Keysight Technologies, Inc. (a)	18,962	2,922,423
TE Connectivity Ltd.	33,062	5,078,323
Teledyne Technologies, Inc. (a)	5,182	2,242,770
Trimble, Inc. (a)	26,077	1,478,305
Zebra Technologies Corp. Class A (a)	5,491	1,896,482
		30,525,276
IT Services - 1.1%
Accenture PLC Class A	67,781	23,177,713
Akamai Technologies, Inc. (a)	16,265	1,656,428
Cognizant Technology Solutions Corp. Class A	53,738	4,179,204
EPAM Systems, Inc. (a)	6,191	1,242,905
Gartner, Inc. (a)	8,389	4,127,052
GoDaddy, Inc. Class A (a)	15,050	2,519,521
IBM Corp.	98,992	20,009,253
VeriSign, Inc. (a)	9,253	1,701,627
		58,613,703
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc. (a)	174,260	25,888,066
Analog Devices, Inc.	53,483	12,559,948
Applied Materials, Inc.	89,581	17,670,748
Broadcom, Inc.	469,552	76,452,457
Enphase Energy, Inc. (a)	14,529	1,758,590
First Solar, Inc. (a)	11,646	2,647,951
Intel Corp.	459,393	10,125,022
KLA Corp.	14,516	11,894,846
Lam Research Corp.	14,104	11,579,525
Microchip Technology, Inc.	58,310	4,790,750
Micron Technology, Inc.	119,423	11,493,270
Monolithic Power Systems, Inc.	5,252	4,908,939
NVIDIA Corp.	2,651,483	316,507,526
NXP Semiconductors NV	27,495	7,048,618
ON Semiconductor Corp. (a)	46,596	3,628,431
Qorvo, Inc. (a)	10,310	1,194,826
Qualcomm, Inc.	120,531	21,129,084
Skyworks Solutions, Inc.	17,133	1,877,605
Teradyne, Inc.	16,670	2,279,289
Texas Instruments, Inc.	98,135	21,034,256
		566,469,747
Software - 10.1%
Adobe, Inc. (a)	48,299	27,743,429
ANSYS, Inc. (a)	9,477	3,046,097
Autodesk, Inc. (a)	23,038	5,953,019
Cadence Design Systems, Inc. (a)	29,419	7,911,652
Crowdstrike Holdings, Inc. Class A (a)	24,824	6,883,199
Fair Isaac Corp. (a)	2,666	4,612,900
Fortinet, Inc. (a)	68,378	5,245,276
Gen Digital, Inc.	58,838	1,556,853
Intuit, Inc.	30,185	19,024,398
Microsoft Corp.	801,079	334,162,094
Oracle Corp.	171,841	24,279,415
Palo Alto Networks, Inc. (a)	34,831	12,633,900
PTC, Inc. (a)	12,786	2,289,845
Roper Technologies, Inc.	11,521	6,387,358
Salesforce, Inc.	104,705	26,479,895
ServiceNow, Inc. (a)	22,099	18,894,645
Synopsys, Inc. (a)	16,473	8,559,041
Tyler Technologies, Inc. (a)	4,533	2,664,815
		518,327,831
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	1,553,689	355,794,771
Hewlett Packard Enterprise Co.	138,817	2,688,885
HP, Inc.	93,560	3,385,001
NetApp, Inc.	22,413	2,705,697
Seagate Technology Holdings PLC	20,853	2,075,916
Super Micro Computer, Inc. (a)	5,458	2,388,967
Western Digital Corp. (a)	34,867	2,286,927
		371,326,164
TOTAL INFORMATION TECHNOLOGY		1,587,552,443
MATERIALS - 2.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	23,912	6,667,861
Albemarle Corp. (b)	12,550	1,132,638
Celanese Corp.	10,730	1,401,338
CF Industries Holdings, Inc.	19,518	1,621,751
Corteva, Inc.	75,352	4,317,670
Dow, Inc.	76,002	4,072,187
DuPont de Nemours, Inc.	45,255	3,812,734
Eastman Chemical Co.	12,563	1,286,074
Ecolab, Inc.	27,338	6,921,435
FMC Corp.	13,328	860,722
International Flavors & Fragrances, Inc.	27,767	2,887,490
Linde PLC	51,821	24,783,393
LyondellBasell Industries NV Class A	27,469	2,711,190
PPG Industries, Inc.	25,534	3,312,526
Sherwin-Williams Co.	25,202	9,308,863
The Mosaic Co.	34,319	980,494
		76,078,366
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,672	3,563,916
Vulcan Materials Co.	14,318	3,510,917
		7,074,833
Containers & Packaging - 0.2%
Amcor PLC	154,337	1,765,615
Avery Dennison Corp.	8,602	1,908,354
Ball Corp.	33,917	2,164,244
International Paper Co.	37,089	1,795,849
Packaging Corp. of America	9,519	1,994,611
Smurfit Westrock PLC	56,549	2,681,554
		12,310,227
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	154,537	6,842,898
Newmont Corp.	124,114	6,626,446
Nucor Corp.	25,955	3,942,824
Steel Dynamics, Inc.	15,772	1,884,912
		19,297,080
TOTAL MATERIALS		114,760,506
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	17,220	2,058,995
American Tower Corp.	50,317	11,274,027
AvalonBay Communities, Inc.	15,387	3,473,308
BXP, Inc.	15,429	1,160,569
Camden Property Trust (SBI)	11,376	1,424,275
Crown Castle, Inc.	46,834	5,246,345
Digital Realty Trust, Inc.	34,972	5,302,105
Equinix, Inc.	10,252	8,553,859
Equity Residential (SBI)	37,504	2,808,300
Essex Property Trust, Inc.	7,025	2,120,075
Extra Space Storage, Inc.	22,889	4,051,353
Federal Realty Investment Trust (SBI)	7,972	916,780
Healthpeak Properties, Inc.	75,151	1,674,364
Host Hotels & Resorts, Inc.	75,286	1,332,562
Invitation Homes, Inc.	61,483	2,265,034
Iron Mountain, Inc.	31,742	3,595,099
Kimco Realty Corp.	71,264	1,657,601
Mid-America Apartment Communities, Inc.	12,794	2,077,362
Prologis, Inc.	99,361	12,700,323
Public Storage Operating Co.	17,040	5,856,989
Realty Income Corp.	93,779	5,824,614
Regency Centers Corp.	17,561	1,276,509
SBA Communications Corp. Class A	11,693	2,650,335
Simon Property Group, Inc.	35,112	5,875,993
UDR, Inc.	32,351	1,439,943
Ventas, Inc.	44,062	2,736,691
VICI Properties, Inc.	112,920	3,780,562
Welltower, Inc.	64,676	7,805,100
Weyerhaeuser Co.	79,440	2,422,126
		113,361,198
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	32,641	3,758,285
CoStar Group, Inc. (a)	44,253	3,420,757
		7,179,042
TOTAL REAL ESTATE		120,540,240
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	27,377	1,595,258
American Electric Power Co., Inc.	56,776	5,693,497
Constellation Energy Corp.	33,914	6,670,884
Duke Energy Corp.	83,278	9,489,528
Edison International	41,675	3,626,975
Entergy Corp.	22,802	2,751,973
Evergy, Inc.	24,552	1,452,005
Eversource Energy	38,363	2,590,653
Exelon Corp.	108,078	4,116,691
FirstEnergy Corp.	55,309	2,429,171
NextEra Energy, Inc.	221,537	17,835,944
NRG Energy, Inc.	22,261	1,892,408
PG&E Corp.	230,816	4,547,075
Pinnacle West Capital Corp.	12,126	1,061,268
PPL Corp.	78,777	2,513,774
Southern Co.	117,889	10,185,610
Xcel Energy, Inc.	60,137	3,682,189
		82,134,903
Gas Utilities - 0.0%
Atmos Energy Corp.	16,111	2,106,352
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	75,887	1,299,944
Vistra Corp.	35,459	3,029,262
		4,329,206
Multi-Utilities - 0.6%
Ameren Corp.	28,476	2,349,555
CenterPoint Energy, Inc.	68,311	1,864,890
CMS Energy Corp.	31,889	2,163,988
Consolidated Edison, Inc.	37,541	3,812,664
Dominion Energy, Inc.	90,377	5,052,074
DTE Energy Co.	22,097	2,762,567
NiSource, Inc.	47,871	1,582,615
Public Service Enterprise Group, Inc.	53,785	4,343,139
Sempra	68,802	5,654,148
WEC Energy Group, Inc.	34,508	3,210,279
		32,795,919
Water Utilities - 0.1%
American Water Works Co., Inc.	20,804	2,977,468
TOTAL UTILITIES		124,343,848
TOTAL COMMON STOCKS (Cost $3,304,156,078)		5,113,471,091

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (d) (Cost $998,601)	1,010,000	998,940

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	28,365,123	28,370,796
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	3,364,570	3,364,907
TOTAL MONEY MARKET FUNDS (Cost $31,735,703)		31,735,703

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,336,890,382)	5,146,205,734
NET OTHER ASSETS (LIABILITIES) - 0.1%	4,629,430
NET ASSETS - 100.0%	5,150,835,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	132	Sep 2024	37,362,600	1,469,426	1,469,426

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $998,940.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	57,333,771	315,613,088	344,578,643	665,028	2,580	-	28,370,796	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	231,557	24,600,549	21,467,199	8,072	-	-	3,364,907	0.0%
Total	57,565,328	340,213,637	366,045,842	673,100	2,580	-	31,735,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	447,968,444	447,968,444	-	-
Consumer Discretionary	494,516,236	494,516,236	-	-
Consumer Staples	306,788,134	306,788,134	-	-
Energy	180,372,576	180,372,576	-	-
Financials	680,967,964	680,967,964	-	-
Health Care	623,115,737	623,115,737	-	-
Industrials	432,544,963	432,544,963	-	-
Information Technology	1,587,552,443	1,587,552,443	-	-
Materials	114,760,506	114,760,506	-	-
Real Estate	120,540,240	120,540,240	-	-
Utilities	124,343,848	124,343,848	-	-

U.S. Government and Government Agency Obligations	998,940	-	998,940	-

Money Market Funds	31,735,703	31,735,703	-	-
Total Investments in Securities:	5,146,205,734	5,145,206,794	998,940	-
Derivative Instruments: Assets
Futures Contracts	1,469,426	1,469,426	-	-
Total Assets	1,469,426	1,469,426	-	-
Total Derivative Instruments:	1,469,426	1,469,426	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,469,426	0
Total Equity Risk	1,469,426	0
Total Value of Derivatives	1,469,426	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,270,326) - See accompanying schedule:
Unaffiliated issuers (cost $3,305,154,679)	$5,114,470,031
Fidelity Central Funds (cost $31,735,703)	31,735,703

Total Investment in Securities (cost $3,336,890,382)		$5,146,205,734
Segregated cash with brokers for derivative instruments		736,699
Receivable for fund shares sold		5,879,562
Dividends receivable		5,880,581
Distributions receivable from Fidelity Central Funds		123,071
Receivable for daily variation margin on futures contracts		318,502
Other receivables		9,458
Total assets		5,159,153,607
Liabilities
Payable for fund shares redeemed	$4,701,464
Accrued management fee	12,416
Other payables and accrued expenses	239,563
Collateral on securities loaned	3,365,000
Total liabilities		8,318,443
Net Assets		$5,150,835,164
Net Assets consist of:
Paid in capital		$3,377,257,060
Total accumulated earnings (loss)		1,773,578,104
Net Assets		$5,150,835,164
Net Asset Value, offering price and redemption price per share ($5,150,835,164 ÷ 213,274,927 shares)		$24.15
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$31,858,477
Interest		50,979
Income from Fidelity Central Funds (including $8,072 from security lending)		673,100
Total income		32,582,556
Expenses
Independent trustees' fees and expenses	$9,485
Proxy fee	239,559
Total expenses before reductions	249,044
Expense reductions	(172,413)
Total expenses after reductions		76,631
Net Investment income (loss)		32,505,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,065,982)
Fidelity Central Funds	2,580
Futures contracts	3,427,682
Total net realized gain (loss)		(2,635,720)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	494,916,297
Futures contracts	(213,609)
Total change in net unrealized appreciation (depreciation)		494,702,688
Net gain (loss)		492,066,968
Net increase (decrease) in net assets resulting from operations		$524,572,893
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,505,925	$57,235,489
Net realized gain (loss)	(2,635,720)	(14,867,647)
Change in net unrealized appreciation (depreciation)	494,702,688	917,249,139
Net increase (decrease) in net assets resulting from operations	524,572,893	959,616,981
Distributions to shareholders	(29,670,922)	(54,932,216)

Share transactions
Proceeds from sales of shares	927,469,899	1,437,296,844
Reinvestment of distributions	22,050,360	39,731,077
Cost of shares redeemed	(644,339,816)	(950,184,099)

Net increase (decrease) in net assets resulting from share transactions	305,180,443	526,843,822
Total increase (decrease) in net assets	800,082,414	1,431,528,587

Net Assets
Beginning of period	4,350,752,750	2,919,224,163
End of period	$5,150,835,164	$4,350,752,750

Other Information
Shares
Sold	40,915,234	75,544,756
Issued in reinvestment of distributions	957,855	2,115,906
Redeemed	(28,368,353)	(49,993,306)
Net increase (decrease)	13,504,736	27,667,356

Financial Highlights
Fidelity Flex® 500 Index Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$21.78	$16.96	$18.69	$16.28	$12.62	$11.88
Income from Investment Operations
Net investment income (loss) B,C	.16	.31	.29	.26	.24	.26
Net realized and unrealized gain (loss)	2.35	4.81	(1.74)	2.41	3.66	.73
Total from investment operations	2.51	5.12	(1.45)	2.67	3.90	.99
Distributions from net investment income	(.14)	(.30)	(.28)	(.24)	(.24)	(.25)
Distributions from net realized gain	-	-	-	(.02)	-	-
Total distributions	(.14)	(.30)	(.28)	(.26)	(.24)	(.25)
Net asset value, end of period	$24.15	$21.78	$16.96	$18.69	$16.28	$12.62
Total Return D,E	11.58%	30.49%	(7.73)%	16.38%	31.31%	8.26%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01% H,I	-% J	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any J	- % H,I	-%	-%	-%	-%	-%
Expenses net of all reductions J	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	1.38% H,I	1.64%	1.67%	1.38%	1.69%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$5,150,835	$4,350,753	$2,919,224	$2,760,531	$1,688,408	$846,477
Portfolio turnover rate K	2 % H	2%	5%	2%	6%	3%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds or exchange-traded funds (ETFs), futures contracts, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,934,424,075
Gross unrealized depreciation	(154,826,005)
Net unrealized appreciation (depreciation)	$1,779,598,070
Tax cost	$3,368,077,090

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(341,256)
Long-term	(13,585,384)
Total capital loss carryforward	$(13,926,640)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	390,731,647	44,975,669
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex 500 Index Fund	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through June 30, 2026. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement ($)
Fidelity Flex 500 Index Fund	168,969

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,444.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex 500 Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9881570.107
Z5I-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024